                                                       Registration Nos. 2-11101
                                                                         811-242

                          - - - - - - - - - - - - - - -
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                          - - - - - - - - - - - - - - -
                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]

                      Pre-Effective Amendment No. ____                       [ ]


                     Post-Effective Amendment No.  111                       [X]
                                       and


             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY             [X]
                                   ACT OF 1940


                                Amendment No. 45                             [X]


                        (Check appropriate box or boxes)
                          - - - - - - - - - - - - - - -
                           NEW ENGLAND FUNDS TRUST II
               (Exact Name of Registrant as Specified in Charter)

                  399 Boylston Street, Boston, Massachusetts 02116
            (Address of Principal Executive Offices, including Zip Code)

                                   (617) 578-1388
                (Registrant's Telephone Number, including Area Code)
                          - - - - - - - - - - - - - - -
                             John E. Pelletier, Esq.
                             New England Funds, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and address of agent for service)

                                    Copy to:
                              Edward Lawrence, Esq.
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110
                          - - - - - - - - - - - - - - -

It is proposed that this filing will become effective (check appropriate box)


[X]   immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]   on (date) pursuant to paragraph (b) of Rule 485
[ ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]   on (date) pursuant to paragraph (a)(1) of Rule 485
[ ]   75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]   on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:
      [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[Logo]
NEW ENGLAND FUNDS(R)
WHERE THE BEST MINDS MEET(R)
--------------------------------------------------------------------------------
    New England
STOCK FUNDS
--------------------------------------------------------------------------------

[graphic omitted]

--------------------------------------------
LARGE-CAP EQUITY
  New England Capital Growth Fund
  New England Growth Fund
  New England Growth and Income Fund
    (formerly New England Growth Opportunities Fund)
  New England Balanced Fund
  New England Value Fund
--------------------------------------------

The Securities and Exchange Commission has not approved any Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

For general information on the Funds or any of their services and for assistance in opening an account, contact your financial representative or call New England Funds.

PROSPECTUS
May 3, 1999

                    WHAT'S INSIDE

                    GOALS, STRATEGIES & RISKS
[GRAPHIC OMITTED]   PAGE 2
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                    FUND FEES & EXPENSES
[GRAPHIC OMITTED]   PAGE 12
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                    MANAGEMENT TEAM
[GRAPHIC OMITTED]   PAGE 15
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                    FUND SERVICES
[GRAPHIC OMITTED]   PAGE 17
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                    FUND PERFORMANCE
[GRAPHIC OMITTED]   PAGE 29
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New England Funds
399 Boylston Street, Boston, Massachusetts 02116
800-225-5478

Table of Contents

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GOALS, STRATEGIES & RISKS
-------------------------------------------------------------------------------
New England Capital Growth Fund .........................................    2
New England Growth Fund .................................................    4
New England Growth and Income Fund ......................................    6
New England Balanced Fund ...............................................    8
New England Value Fund ..................................................   10

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FUND FEES & EXPENSES
-------------------------------------------------------------------------------
Fund Fees & Expenses ....................................................   12

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MORE ABOUT RISK
-------------------------------------------------------------------------------
More About Risk .........................................................   14

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MANAGEMENT TEAM
-------------------------------------------------------------------------------
Meet the Funds' Investment Advisers and Subadvisers .....................   15
Meet the Funds' Portfolio Managers ......................................   16

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FUND SERVICES
-------------------------------------------------------------------------------
Investing in the Funds ..................................................   17
How Sales Charges are Calculated ........................................   18
Ways to Reduce or Eliminate Sales Charges ...............................   19
It's Easy to Open an Account ............................................   20
Buying Shares ...........................................................   21
Selling Shares ..........................................................   22
Selling Shares in Writing ...............................................   23
Exchanging Shares .......................................................   24
How Fund Shares Are Priced ..............................................   25
Dividends and Distributions .............................................   26
Tax Consequences ........................................................   26
Compensation to Securities Dealers ......................................   27
Additional Investor Services ............................................   28

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FUND PERFORMANCE
-------------------------------------------------------------------------------
New England Capital Growth Fund .........................................   29
New England Growth Fund .................................................   30
New England Growth and Income Fund ......................................   31
New England Balanced Fund ...............................................   32
New England Value Fund ..................................................   33
Glossary of Terms .......................................................   34


If you have any questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."


To learn more about the possible risks of investing in a Fund, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Funds may engage. Please read this section carefully before you invest.


Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

[graphic omitted] Goals, Strategies & Risks                   FUND FOCUS
                  --------------------------            Stability Income Growth
                  NEW ENGLAND CAPITAL GROWTH FUND       -----------------------
                                                   High                    X
ADVISER:    New England Funds Management, L.P.          --------- ------ ------
            ("NEFM")                               Mod.     X
                                                        --------- ------ ------
SUBADVISER: Westpeak Investment Advisors, L.P.     Low              X
            ("Westpeak")

MANAGER:     Gerald H. Scriver       TICKER SYMBOL:  CLASS A   CLASS B   CLASS C
                                                     ---------------------------
CATEGORY:    Large-Cap Equity                         NEFCX     NECBX     NECGX


INVESTMENT GOAL
The Fund seeks long-term capital growth.

The Fund's investment goal may be changed without shareholder approval.

INVESTMENT STRATEGIES
Under normal market conditions, the Fund will invest substantially all of its assets in common stock of U.S. medium and large capitalization companies in any industry.

Westpeak constructs a portfolio of reasonably-priced growth stocks by combining its experience and judgment with a dynamic weighting process known as "portfolio profiling." The portfolio emphasizes the characteristics that Westpeak believes are most likely to be rewarded by the market in the period ahead. Using proprietary research based on economic, market and company specific information, Westpeak analyzes each stock and ranks them based on characteristics such as:

x earnings-to-price ratios
x earnings growth rates
x positive earnings surprises
x book-to-price ratios

In selecting investments for the Fund's portfolio, Westpeak employs the following strategy:

o It starts with the Russell 3000 Growth Index of about 1,800 stocks and generally eliminates stocks of companies below a $500 million market capitalization threshold. This creates an overall valuation universe of about 1,200 stocks, with approximately 90% from the Russell 1000 Growth Index (comprised of large and medium capitalization companies) and 10% from the Russell 2000 Growth Index (comprised of small capitalization companies).

o Next, it screens these stocks using fundamental growth and value criteria and calculates a "fundamental rank" for each stock. This rank reflects a historical analysis of the company using approximately 70 growth and value characteristics.

o All of the stocks are then screened using Wall Street analysts' projected earnings estimates for the company and each is assigned an "expectations rank." This rank accounts for the company's potential earnings revisions and "positive earnings surprises"(whether its business has the potential to improve in the near future).

o The final step is to calculate a "composite rank" for each stock by combining their fundamental and expectation ranks and to evaluate whether to buy, sell or hold a stock by comparing its composite rank to those of other stocks on a stock valuation matrix.

o The desired result is a portfolio of 75 to 125 stocks that Westpeak believes will produce the highest long-term returns consistent with the Fund's risk parameters.

The Fund may:

o  Hold up to 10% of its assets in smaller capitalization companies.


o Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and a higher level of capital gains, which may lower your return.


o Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS
EQUITY SECURITIES: Subject to market risks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Small capitalization companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the portfolio.

EVALUATING THE FUND'S PAST PERFORMANCE
The bar chart and table shown below give an indication of the risks of investing in New England Capital Growth Fund. The Fund's past performance does not necessarily indicate how it will perform in the future. The Fund's current subadviser assumed that function on February 16, 1998. This chart and table reflect results achieved by the previous subadviser using different investment principles for periods prior to February 16, 1998.

The bar chart shows the Fund's total returns for Class A shares for each calendar year since its first full year of operations. The returns for the other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.


[Total Return for Class A Shares]
1993            7.9%
1994           -1.6%
1995           30.7%
1996           17.1%
1997           17.2%
1998           29.0%

/\ Highest Quarterly Return: Fourth Quarter 1998, up 24.3%
\/ Lowest Quarterly Return: Third Quarter 1998, down 11.7%

The table below shows the Fund's average annual total returns for the one-year, five-year and ten-year periods (or since the class' inception, if shorter) compared to those of the Russell 1000 Growth Index, an unmanaged subset of stocks from the larger Russell 1000 Index, selected for their greater growth orientation. They are also compared to the Lipper Growth Fund and Morningstar Large Growth Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charge that you may pay when you buy or redeem the Fund's shares. The Russell 1000 Growth Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper Growth Fund and Morningstar Large Growth Average returns have been adjusted for these expenses but do not reflect any sales charges.



----------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 1998)                         PAST 1 YEAR  PAST 5 YEARS SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------
New England Capital Growth Fund: Class A (inception 8/3/92)                21.6%        16.5%         16.5%
     Russell 1000 Growth Index                                             38.7%        25.7%         21.3%
     Lipper Growth Fund Average (calculated from 8/6/92)                   22.9%        18.7%         17.6%
     Morningstar Large Growth Average (calculated from 7/31/92)            35.8%        20.6%         19.3%

New England Capital Growth Fund: Class B (inception 9/13/93)               23.2%        16.7%         16.6%
     Russell 1000 Growth Index                                             38.7%        25.7%         25.2%
     Lipper Growth Fund Average (calculated from 9/30/93)                  22.9%        18.7%         18.1%
     Morningstar Large Growth Average (calculated from 9/30/93)            35.8%        20.6%         20.6%

New England Capital Growth Fund: Class C (inception 12/30/94)              27.1%                      22.3%
     Russell 1000 Growth Index                                             38.7%                      32.2%
     Lipper Growth Fund Average                                            22.9%                      24.4%
     Morningstar Large Growth Average                                      35.8%                      28.0%


 For actual past expenses of Class A, B and C shares, see the section entitled "Fund Fees and Expenses."

[graphic omitted] Goals, Strategies & Risks              FUND FOCUS
                  -------------------------        Stability Income Growth
                  New England Growth Fund          -----------------------
                                              High                    X
ADVISER:     Capital Growth Management             --------- ------ ------
             Limited Partnership ("CGM")      Mod.
                                                   --------- ------ ------
MANAGER:     G. Kenneth Heebner               Low      X       X

CATEGORY:    Large-Cap Equity        TICKER SYMBOL:  CLASS A   CLASS B   CLASS C
                                                     ---------------------------
                                                      NEFGX     NEBGX     NEGCX

INVESTMENT GOAL
The Fund seeks long-term growth of capital through investment in equity securities of companies whose earnings are expected to grow at a faster rate than the United States economy.

INVESTMENT STRATEGIES
Under normal market conditions, the fund will invest substantially all of its assets in equity securities. The fund will generally invest in common stock of large capitalization companies that CGM expects will grow at a faster rate than the United States economy. When market conditions warrant, however, CGM may select stocks based upon overall economic factors such as the general economic outlook, the level and direction of interest rates and potential impact of inflation. The fund will not invest in small capitalization companies.

In general, CGM seeks companies with the following characteristics, although not all of the companies selected will have these attributes:

x well-established with records of above-average growth x promise of maintaining their leadership positions in their industries x likely to benefit from internal revitalization or innovations, changes in consumer demand, or basic economic forces

Rather than following a particular style, CGM employs a flexible approach and seeks to take advantage of opportunities as they arise. In making an investment decision, CGM will generally employ the following methods:

o It uses a top-down approach, meaning that it analyzes the overall economic factors that may affect a potential investment.

o CGM then conducts a thorough analysis of certain industries and companies, evaluating the fundamentals of each on a case-by-case basis and focusing on companies that it determines are attractively valued.

o CGM's ultimate decision to purchase a security results from a thorough assessment of all of the information that CGM deems to be relevant at the time of investment.

o CGM will sell a stock if it determines that its investment expectations are not being met, if better opportunities are identified or if its price objective has been attained.

The Fund may:
o  Invest in foreign securities.

o  Invest in other investment companies.


o Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower your return.


o Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS
EQUITY SECURITIES: Subject to market risks. This means that you may lose money on your investment due to unpredictable drops in value or periods of below-average performance in a given stock or in the stock market as a whole. Although the Fund is diversified, its focused approach means that its relatively small number of holdings may result in greater share price fluctuations than a more diversified mutual fund.

INVESTMENTS IN OTHER INVESTMENT COMPANIES: May incur extra costs in addition to its own expenses.

FOREIGN SECURITIES: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro" currency.

EVALUATING THE FUND'S PAST PERFORMANCE
The bar chart and table shown below give an indication of the risks of investing in New England Growth Fund. The Fund's past performance does not necessarily indicate how it will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years. The returns for the other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.


[Total Return for Class A Shares]
1989                     22.3%
1990                      5.1%
1991                     56.7%
1992                     -6.6%
1993                     11.3%
1994                     -7.1%
1995                     38.1%
1996                     20.9%
1997                     23.5%
1998                     33.4%

/\ Highest Quarterly Return: Fourth Quarter 1998, up 28.5%
\/ Lowest Quarterly Return: Third Quarter 1998, down 18.1%

The table below shows the Fund's average annual total returns for the one-year, five-year and ten-year periods (or since the class' inception if shorter) compared to those of the Standard & Poor's Composite Index of 500 Stocks ("S&P 500"), a market value-weighted, unmanaged index of common stock prices for 500 selected stocks. They are also compared to the Lipper Growth Fund and Morningstar Large Blend Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charges that you may pay when you buy or redeem the Fund's shares. The S&P 500 returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper Growth Fund Average and Morningstar Large Blend Average returns have been adjusted for these expenses but do not reflect any sales charges.


-------------------------------------------------------------------------------------------------------- *Since inception
AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 1998)                      PAST 1 YEAR   PAST 5 YEARS  PAST 10 YEARS
--------------------------------------------------------------------------------------------------------
New England Growth Fund: Class A (inception 11/27/68)           25.7%           19.2%         17.6%
     S&P 500                                                    28.5%           24.0%         19.2%
     Lipper Growth Fund Average                                 22.9%           18.6%         16.7%
     Morningstar Large Blend Average                            21.8%           19.8%         16.4%
New England Growth Fund: Class B (inception 2/28/97)            27.4%           23.7%*
     S&P 500                                                    28.5%           29.3%*
     Lipper Growth Fund Average                                 22.9%           23.5%*
     Morningstar Large Blend Average                            21.8%           23.8%*
New England Growth Fund: Class C (inception 9/1/98)             21.2%*
     S&P 500                                                    24.6%*
     Lipper Growth Fund Average (calculated from 8/31/98)       29.9%*
     Morningstar Large Blend Average (calculated from 8/31/98)  26.3%*
--------------------------------------------------------------------------------------------------------
 For actual past expenses of Class A, B and C shares, see the section entitled "Fund Fees & Expenses."



[graphic omitted] Goals, Strategies & Risks                    FUND FOCUS
                  -------------------------              Stability Income Growth

                  NEW ENGLAND GROWTH                     -----------------------
                    AND INCOME FUND                 High                    X
                                                         --------- ------ ------
  (FORMERLY NEW ENGLAND GROWTH OPPORTUNITIES FUND)



ADVISER:     New England Funds Management, L.P.     Mod.     X
             ("NEFM")                                    --------- ------ ------
                                                    Low              X
SUBADVISER:  Westpeak Investment Advisors, L.P.
             ("Westpeak")
                                     TICKER SYMBOL:  CLASS A   CLASS B   CLASS C
MANAGER:     Gerald H. Scriver                       ---------------------------
                                                      NEFOX     NEGBX     NECOX
CATEGORY:    Large-Cap Equity

INVESTMENT GOAL
The Fund seeks opportunities for long-term capital growth and income.

The Fund's investment goal may be changed without shareholder approval.

INVESTMENT STRATEGIES
Under normal market conditions, the Fund will invest substantially all its assets in common stock of large capitalization companies in any industry.

Westpeak constructs a portfolio of recognizable, reasonably-priced growth stocks by combining its experience and judgment with a dynamic weighting process known as "portfolio profiling." The portfolio emphasizes the characteristics that Westpeak feels are most likely to be rewarded by the market in the period ahead. Using proprietary research based on economic, market and company specific information, Westpeak analyzes each stock and ranks them based on characteristics such as:

x earnings-to-price ratios
x earnings growth rates
x positive earnings surprises
x book-to-price ratios
x dividend yield

In selecting investments for the Fund, Westpeak employs the following strategy:

o It starts with an initial universe of approximately 1,300 stocks of large capitalization companies and generally eliminates stocks of companies below a $1.4 billion market capitalization threshold. This creates an overall universe of about 900 stocks.

o Next, it screens these stocks using fundamental growth and value criteria and calculates a "fundamental rank" for each stock. This rank reflects a historical analysis of the company using approximately 70 growth and value characteristics.

o All of the stocks are then screened using Wall Street analysts' projected earnings estimates for the company and each is assigned an "expectations rank." This rank accounts for the company's potential earnings revisions and "positive earnings surprises"(whether its business has the potential to improve in the near future).

o The final step is to calculate a "composite rank" for each stock by combining their fundamental and expectation ranks and to evaluate whether to buy, sell or hold a stock by comparing its composite rank to those of other stocks on a stock valuation matrix;

o The desired result is a portfolio of 75 to 150 stocks, with a dividend yield that approximates that of the Standard & Poor's Composite Rank of 500 stocks ("S&P 500"), which Westpeak believes will produce the highest long-term returns consistent with the portfolio's risk parameters.

The Fund may:
o Invest in foreign securities traded in U.S. markets (through American Depository Receipts ("ADRs") or stocks sold in U.S. dollars).


o Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower your return.


o Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS
EQUITY SECURITIES: Subject to market risks. This means that you may lose money on your investment due to unpredictable drops in value or periods of below-average performance in a given stock or in the stock market as a whole.

FOREIGN SECURITIES: ADRs may be more volatile than U.S. securities and carry political, economic and information risks that are associated with foreign securities.



EVALUATING THE FUND'S PAST PERFORMANCE
The bar chart and table shown below give an indication of the risks of investing in New England Growth and Income Fund. The Fund's past performance does not necessarily indicate how it will perform in the future. The Fund's current subadviser assumed that function on May 1, 1995. This chart and table reflect results achieved by the previous subadviser using different investment principles for periods prior to May 1, 1995.


The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years. The returns for the other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

[Total Return for Class A Shares]


1989                     27.6%
1990                     -4.3%%
1991                     30.6%
1992                      9.3%
1993                      8.0%
1994                      1.0%
1995                     35.1%
1996                     17.2%
1997                     33.4%
1998                     23.9%

/\ Highest Quarterly Return: Fourth Quarter 1998, up 19.1%
\/ Lowest Quarterly Return: Third Quarter 1990, down 13.6%

The table below shows the Fund's average annual total returns for the one-year, five-year and ten-year periods (or since the class' inception if shorter) compared to those of the S&P 500, a market value-weighted, unmanaged index of common stock prices of 500 selected stocks. They are also compared to the Lipper Growth & Income and Morningstar Large Value Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charge that you may pay when you buy or redeem the Fund's shares. The S&P 500 returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper Growth & Income Average and Morningstar Large Value Average returns have been adjusted for these expenses but do not reflect any sales charges.


------------------------------------------------------------------------------------------------------------------ *Since inception
AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 1998)                                PAST 1 YEAR   PAST 5 YEARS  PAST 10 YEARS
----------------------------------------------------------------------------------------------------------------

New England Growth and Income Fund: Class A (inception 5/6/31)           16.8%         20.0%         16.7%
     S&P 500                                                             28.5%         24.0%         19.2%
     Lipper Growth & Income Average                                      15.6%         18.4%         15.5%
     Morningstar Large Value Average                                     12.3%         17.9%         15.5%
New England Growth and Income Fund: Class B (inception 9/13/93)          18.1%         20.5%         19.5%*
     S&P 500                                                             28.5%         24.0%         23.1%*
     Lipper Growth & Income Average (calculated from 9/30/93)            15.6%         18.4%         17.9%*
     Morningstar Large Value Average (calculated from 9/30/93)           12.3%         17.9%         17.3%*
New England Growth and Income Fund: Class C (inception 5/1/95)           21.9%         25.1%*
     S&P 500                                                             28.5%         29.3%*
     Lipper Growth & Income Average (calculated from 4/30/95)            15.6%         22.6%*
     Morningstar Large Value Average (calculated from 4/30/95 )          12.3%         21.6%*
----------------------------------------------------------------------------------------------------------------
For actual past expenses of Class A, B and C shares, see the section entitled "Fund Fees and Expenses."
* Since inception.

[graphic omitted] Goals, Strategies & Risks                    FUND FOCUS
                  -------------------------              Stability Income Growth
                  NEW ENGLAND BALANCED FUND              -----------------------
                                                    High
                                                         --------- ------ ------
ADVISER:     New England Funds Management, L.P.     Mod.     X       X      X
             ("NEFM")                                    --------- ------ ------
                                                    Low
SUBADVISER:  Loomis, Sayles & Company, L.P.
             ("Loomis Sayles")


MANAGERS:    Equity: Jeff Wardlow and Gregg Watkins
             Fixed Income: Meri Anne Beck,
                           John Hyll and Barr Segal


                                   TICKER SYMBOL:  CLASS A   CLASS B   CLASS C
                                                   ----------------------------
                                                    NEFBX     NEBBX     NEBCX
CATEGORY:    Large-Cap Equity

INVESTMENT GOAL
The Fund seeks a reasonable long-term investment return from a combination of long-term capital appreciation and moderate current income.

INVESTMENT STRATEGIES
Generally, the Fund will invest appoximately 65% of its assets in equity securities and approximately 35% of its assets in fixed-income securities. It principally invests in dividend-paying common stocks of quality, large capitalization companies of any industry and investment grade bonds. Loomis Sayles uses a flexible approach to seek investments with the following characteristics, although not all of the companies selected will have these attributes:

EQUITY SECURITIES:
x discounted price compared to its current value x below-average price-to-earnings ratios x competitive current and estimated dividend yield x attractive 5-year estimated earnings growth

FIXED-INCOME SECURITIES:
x greater yield-to-maturity than appropriate benchmarks x maturities typically between 1 and 30 years x investment grade bonds x controlled duration variance compared to index

In order to maintain a balanced, flexible portfolio of investments, Loomis Sayles employs the following strategy:

o Depending on Loomis Sayles' view of the economic outlook, the Fund may invest more heavily in either equity or fixed-income securities. However, the Fund will always invest a minimum of 50% of its assets in equity securities and a minimum of 25% of its assets in fixed-income securities.

o It selects stocks from a universe of approximately 1,400 companies, primarily those with a market capitalization in excess of $2 billion. It then uses a proprietary valuation model to rank stocks based on valuation, earnings estimate revisions and quality. Fundamental research is then used to identify what Loomis Sayles believes are the most attractive 60 to 75 stocks for purchase by the Fund.

o It selects bonds by placing a greater emphasis on security and sector selection than interest rate anticipation. It conducts extensive research and credit analysis of over 600 corporate issuers and assigns each a proprietary rating. It combines these ratings with internal policy limitations to select bonds for the Fund.

o Loomis Sayles will sell a stock when its price objective has been attained, its fundamentals deteriorate or when more attractive opportunities are identified. It sells bonds depending on expected credit deterioration or when it identifies other securities with better total returns going forward.

The Fund may also invest in:

o  Foreign securities.

o  Mortgage- and asset-backed securities.

o  Zero-coupon bonds and when-issued securities.

o Money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS
EQUITY SECURITIES: Subject to market risks. This means that you may lose money on your investment due to unpredictable drops in value or periods of below-average performance in a given stock or in the stock market as a whole.

FOREIGN SECURITIES: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro" currency.

FIXED-INCOME SECURITIES: Subject to credit risk, interest rate risk and liquidity risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due and includes the risk of default. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.

MORTGAGE- AND ASSET-BACKED SECURITIES: Subject to prepayment risk. With prepayment, the Fund may reinvest the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a realized loss when there is a prepayment of securities that were purchased at a premium.

EVALUATING THE FUND'S PAST PERFORMANCE
The bar chart and table shown below give an indication of the risks of investing in New England Balanced Fund. The Fund's past performance does not necessarily indicate how it will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years. The returns for the other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

[Total Return for Class A Shares]


1989                     10.4%
1990                    -10.6%
1991                     29.2%
1992                     13.9%
1993                     14.2%
1994                     -2.7%
1995                     26.3%
1996                     17.1%
1997                     17.5%
1998                      8.2%

/\ Highest Quarterly Return: First Quarter 1991, up 15.3%
\/ Lowest Quarterly Return: Third Quarter 1990, down 15.9%%

The table below shows the Fund's average annual total returns for the one-year, five-year and ten-year periods (or since the class' inception if shorter) compared to those of a blend of the Standard & Poor's Composite Index of 500 stocks ("S&P 500") and the Lehman Government/ Corporate Bond Index ("S&P/Lehman G/C Blend"). This index is represented by a 65% weighting in the S&P 500 and a 35% weighting in the Lehman G/C Index. Indices are rebalanced to 65% / 35% at the end of each year. They are also compared to the Lipper Balanced and Morningstar Domestic Hybrid Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charges that you may pay when you buy or redeem the Fund's shares. The S&P/Lehman G/C Blend returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper Balanced Average and Morningstar Domestic Hybrid Average returns have been adjusted for these expenses but do not reflect any sales charges.


---------------------------------------------------------------------------------------------------------------- *Since inception
AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 1998)                          PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
----------------------------------------------------------------------------------------------------------------
New England Balanced Fund: Class A (inception 11/27/68)                2.0%        11.5%         11.1%
     S&P/Lehman G/C Blend                                             21.9%        18.2%         15.7%
     Lipper Balanced Average                                          13.5%        13.8%         12.9%
     Morningstar Domestic Hybrid Average                              12.1%        13.3%         12.5%

New England Balanced Fund: Class B (inception 9/13/93)                 2.6%        11.8%         11.9%*
     S&P/Lehman G/C Blend (Lehman calculated from 9/30/93)            21.9%        18.2%         17.6%*
     Lipper Balanced Average (calculated from 9/30/93)                13.5%        13.8%         13.4%*
     Morningstar Domestic Hybrid Average (calculated from 9/30/93)    12.1%        13.3%         12.3%*

New England Balanced Fund: Class C (inception 12/30/94)                6.4%        16.1%*
     S&P/Lehman G/C Blend                                             21.9%        23.4%*
     Lipper Balanced Average                                          13.5%        18.2%*
     Morningstar Domestic Hybrid Average                              12.1%        16.8%*
----------------------------------------------------------------------------------------------------------------

For actual past expenses of Class A, B and C shares, see the section entitled "Fund Fees and Expenses."

[graphic omitted] Goals, Strategies & Risks                  FUND FOCUS
                  -------------------------            Stability Income Growth
                  NEW ENGLAND VALUE FUND               -----------------------
                                                  High                    X
                                                       --------- ------ ------
ADVISER:     New England Funds Management, L.P.   Mod.     X
             ("NEFM")                                  --------- ------ ------
                                                  Low             X
SUBADVISER:  Loomis, Sayles & Company, L.P.
             ("Loomis Sayles")

MANAGERS:    Jeff Wardlow and Lauriann Kloppenburg

                                   TICKER SYMBOL:  CLASS A   CLASS B   CLASS C
                                                   ----------------------------
                                                    NEFVX     NEVBX     NECVX
CATEGORY:    Large-Cap Equity

INVESTMENT GOAL
The Fund seeks a reasonable long-term investment return from a combination of market appreciation and dividend income from equity securities.

INVESTMENT STRATEGIES
Under normal market conditions, the Fund will invest substantially all of its assets in equity securities. The Fund primarily invests in common stock of large capitalization companies of various industries, although investment in any one industry is limited to 10% of the Fund's assets.

Loomis Sayles uses non-technical, fundamental research in a value-oriented selection process to seek companies with the following characteristics, relative to the Russell 1000 Value Index, although not all of the companies selected will have these attributes:

x low price-to-earnings ratios based on earnings estimates x competitive return on equity x competitive current and estimated dividend yield x high 5-year estimated earnings growth

In selecting investments for the Fund, Loomis Sayles employs the following strategy:

o It starts with a universe of approximately 1,400 companies, primarily those with a market capitalization in excess of $2 billion.

o Stocks are then ranked using the Loomis Sayles proprietary valuation model based on low price-to-earnings ratios, earnings estimate revisions and quality.

o Stocks that rank in the top third of the valuation model become prime candidates for purchase and receive a more intensive fundamental research effort.

o The Fund's portfolio is constructed by choosing approximately 60 to 70 stocks which Loomis Sayles believes offer the best combination of attractive valuation characteristics and positive fundamentals.

o The portfolio construction process also attempts to minimize risk through careful evaluation of diversification and other risk factors.

o Loomis Sayles will generally sell a stock when its price objective has been attained, if its fundamentals deteriorate, or when a stock with greater potential is identified.

The Fund may:

o  Invest in foreign securities.

o Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS
EQUITY SECURITIES: Subject to market risks. This means that you may lose money on your investment due to unpredictable drops in value or periods of below-average performance in a given stock or in the stock market as a whole.

FOREIGN SECURITIES: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro" currency.

EVALUATING THE FUND'S PAST PERFORMANCE
The bar chart and table shown below give an indication of the risks of investing in New England Value Fund. The Fund's past performance does not necessarily indicate how it will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years. The returns for the other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

[Total Return for Class A Shares]


1989                     22.6%
1990                    -13.6%
1991                     27.1%
1992                     16.6%
1993                     17.0%
1994                     -1.4%
1995                     32.3%
1996                     26.3%
1997                     21.0%
1998                      7.1%

/\ Highest Quarterly Return: First Quarter 1991, up 19.5%
\/ Lowest Quarterly Return: Third Quarter 1990, down 21.3%

The table below shows the Fund's average annual total returns for the one-year, five-year and ten-year periods (or since the class' inception if shorter) compared to those of the Russell 1000 Value Index, an unmanaged subset of stocks from the larger Russell 1000 Index, selected for their greater value orientation. They are also compared to the Lipper Growth & Income and Morningstar Large Value Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charges that you may pay when you buy or redeem the Fund's shares. The Russell 1000 Value Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper Growth & Income Average and Morningstar Large Value Average returns have been adjusted for these expenses but do not reflect any sales charges.


---------------------------------------------------------------------------------------------------------------- *Since inception
AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 1998)                          PAST 1 YEAR   PAST 5 YEARS  PAST 10 YEARS
----------------------------------------------------------------------------------------------------------------

New England Value Fund: Class A (inception 6/5/70)                  0.9%         15.0%          14.0%
     Russell 1000 Value Index                                      15.6%         20.9%          17.4%
     Lipper Growth & Income Average                                15.6%         18.4%          15.5%
     Morningstar Large Value Average                               12.3%         17.9%          15.5%

New England Value Fund: Class B (inception 9/13/93)                 1.6%         15.3%          15.8%*
     Russell 1000 Value Index                                      15.6%         20.9%          19.7%*
     Lipper Growth & Income Average (calculated from 9/30/93)      15.6%         18.4%          17.9%*
     Morningstar Large Value Average (calculated from 9/30/93)     12.3%         17.9%          17.3%*

New England Value Fund: Class C (inception 12/30/94)                5.3%         20.4%*
     Russell 1000 Value Index                                      15.6%         27.4%*
     Lipper Growth & Income Average                                15.6%         23.7%*
     Morningstar Large Value Average                               12.3%         22.8%*
----------------------------------------------------------------------------------------------------------------


For actual past expenses of Class A, B and C shares, see the section entitled "Fund Fees and Expenses."
* Since inception.

[graphic omitted] FUND FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of each Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                                           ALL FUNDS
----------------------------------------------------------------------------------------------------
                                                          CLASS A          CLASS B           CLASS C
----------------------------------------------------------------------------------------------------

Maximum sales charge (load) imposed on purchases
     (as a percentage of offering price)(1)(2)             5.75%             None             None
----------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load)
     (as a percentage of offering price)(2)                 (3)             5.00%             1.00%
----------------------------------------------------------------------------------------------------
Redemption fees                                             None*             None*           None*

(1) A reduced sales charge on Class A shares applies in some cases. See "Ways to Reduce or Eliminate Sales Charges."
(2) Does not apply to reinvested distributions.
(3) A 1.00% contingent deferred sales charge applies with respect to certain purchases of Class A shares greater than $1,000,000 redeemed within 1 year after purchase, but not to any other purchases or redemptions of Class A shares. See "How Sales Charges are Calculated."
 *  Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.


ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

                                            CAPITAL GROWTH FUND               GROWTH FUND                GROWTH AND INCOME FUND
----------------------------------------------------------------------------------------------------------------------------------
                                           CLASS A   CLASS B CLASS C     CLASS A   CLASS B  CLASS C      CLASS A  CLASS B  CLASS C
----------------------------------------------------------------------------------------------------------------------------------
  Management fees                            0.75%    0.75%   0.75%        0.67%    0.67%    0.67%        0.68%    0.68%   0.68%
   Distribution and/or service (12b-1) fees  0.25%    1.00%*  1.00%*       0.25%    1.00%*   1.00%*       0.25%    1.00%*  1.00%*
   Other expenses                            0.46%    0.46%   0.46%        0.20%    0.20%    0.20%        0.30%    0.30%   0.30%
   Total annual fund operating expenses      1.46%    2.21%   2.21%        1.12%    1.87%    1.87%        1.23%    1.98%   1.98%

                                               BALANCED FUND                   VALUE FUND
-----------------------------------------------------------------------------------------------------
                                           CLASS A   CLASS B CLASS C     CLASS A   CLASS B  CLASS C
-----------------------------------------------------------------------------------------------------
  Management fees                            0.73%    0.73%   0.73%         0.72%   0.72%    0.72%
   Distribution and/or service (12b-1) fees  0.25%    1.00%*  1.00%*        0.25%   1.00%*   1.00%*
   Other expenses                            0.32%    0.32%   0.32%         0.29%   0.29%    0.29%
   Total annual fund operating expenses      1.30%    2.05%   2.05%         1.26%   2.01%    2.01%

*   Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.


EXAMPLE
This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The example assumes that:

o You invest $10,000 in the Fund for the time periods indicated;

o Your investment has a 5% return each year; and

o The Fund's operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                            CAPITAL GROWTH FUND                     GROWTH FUND                    GROWTH AND INCOME FUND
----------------------------------------------------------------------------------------------------------------------------------
               CLASS A       CLASS B       CLASS C      CLASS A     CLASS B       CLASS C    CLASS A     CLASS B        CLASS C
----------------------------------------------------------------------------------------------------------------------------------
                            (1)   (2)    (1)    (2)               (1)    (2)     (1)   (2)             (1)    (2)     (1)    (2)
----------------------------------------------------------------------------------------------------------------------------------
  1 year       $  715    $  724 $  224  $  324 $  224   $  683  $  690 $  190   $  290 $  190  $  693  $  701 $  201  $  301 $  201
  3 years      $1,010    $  991 $  691  $  691 $  691   $  911  $  888 $  588      588    588  $  943  $  921 $  621  $  621 $  621
  5 years      $1,327    $1,385 $1,185  $1,185 $1,185   $1,156  $1,211 $1,011   $1,011 $1,011  $1,212  $1,268 $1,068  $1,068 $1,068
  10 years*    $2,221    $2,355 $2,355  $2,544 $2,544   $1,860  $1,995 $1,995   $2,190 $2,190  $1,978  $2,113 $2,113  $2,306 $2,306

                               BALANCED FUND                         VALUE FUND
---------------------------------------------------------------------------------------------
               CLASS A       CLASS B       CLASS C      CLASS A     CLASS B       CLASS C
---------------------------------------------------------------------------------------------
                            (1)   (2)    (1)    (2)               (1)    (2)     (1)   (2)
---------------------------------------------------------------------------------------------
  1 year       $  700    $  708 $  208  $  308 $  208   $  696  $  704 $  204   $  304 $  204
  3 years      $  963    $  943 $  643  $  643 $  643   $  952  $  930 $  630   $  630 $  630
  5 years      $1,247    $1,303 $1,103  $1,103 $1,103   $1,227  $1,283 $1,083   $1,083 $1,083
  10 years*    $2,053    $2,187 $2,187  $2,379 $2,379   $2,010  $2,144 $2,144   $2,338 $2,338


(1) Assumes redemption at end of period
(2) Assumes no redemption at end of period
  * Class B shares automatically convert to Class A shares after 8 years; therefore, Class B amounts are calculated using Class A expenses in years 9 and 10.

                                                                 MORE ABOUT RISK

The Funds have principal investment strategies that come with inherent risks. The following is a list of risks to which each Fund may be subject by investing in various types of securities or engaging in various practices.

MARKET RISK (All Funds) The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably based upon change in a company's financial condition as well as overall market and economic conditions.

RISK OF SMALL CAPITALIZATION COMPANIES (Capital Growth Fund) These companies carry special risks, including narrower markets, limited financial and management resources, less liquidity and greater volatility than large company stocks.


MANAGEMENT RISK (All Funds) The risk that a strategy used by a Fund's portfolio management may fail to produce the intended result.

CREDIT RISK (All Funds) The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.


CURRENCY RISK (All Funds except Capital Growth Fund) The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.





RISKS OF OPTIONS, FUTURES AND SWAP CONTRACTS (All Funds) These transactions are subject to changes in the underlying security on which such transactions are based. It is important to note that even a small investment in these types of derivative securities can have a significant impact on a Fund's exposure to stock market values, interest rates or the currency exchange rate. These types of transactions will be used primarily for hedging purposes.


LEVERAGE RISK (All Funds) The risk associated with securities or practices (e.g. borrowing) that multiply small index or market movements into large changes in value. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a derivative security is not used as a hedge, a Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

INTEREST RATE RISK (All Funds) The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise.

INFORMATION RISK (All Funds) The risk that key information about a security is inaccurate or unavailable.

OPPORTUNITY RISK (All Funds) The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments.

LIQUIDITY RISK (All Funds) The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may be costly to a Fund.

CORRELATION RISK (All Funds) The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.


EXTENSION RISK (Balanced Fund) The risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.


VALUATION RISK (All Funds) The risk that a Fund has valued certain securities at a higher price than it can sell them for.


PREPAYMENT RISK (Balanced Fund) The risk that unanticipated prepayments may occur, reducing the value of mortgage- or asset-backed securities, or real estate investment trusts.


POLITICAL RISK (All Funds) The risk of losses directly attributable to government or political actions.

YEAR 2000 PROBLEM (All Funds) Many computer systems today cannot distinguish between the year 1900 and the year 2000. New England Funds does not currently anticipate that computer problems related to the year 2000 will have a material effect on any Fund. However, there can be no assurances in this area, including the possibility that year 2000 computer problems could negatively affect communication systems, investment markets including investments by a Fund or the economy in general.


EURO CONVERSION (All Funds except Capital Growth Fund) Many European countries have adopted a single European currency, the "euro." The consequences of this conversion for foreign exchange rates, interest rates and the value of European securities are unclear presently. Such consequences may decrease the value and/or increase the volatility of securities held by a Fund.

[graphic omitted] MANAGEMENT TEAM
                  ---------------
                  MEET THE FUNDS' INVESTMENT ADVISERS
                  AND SUBADVISERS

The New England Funds family includes mutual 23 funds with a total of over $7 billion in assets under management as of March 31, 1999. New England Funds are distributed through New England Funds, L.P. (the "Distributor"). This Prospectus covers New England Stock Funds (the "Funds" or each a "Fund"), which along with the other New England Stock Funds, New England Bond Funds, New England Star Funds, and New England State Tax-Free Funds, constitute the "New England Funds." New England Cash Management Trust Money Market Series and New England Tax Exempt Money Market Trust constitute the "Money Market Funds."

NEW ENGLAND FUNDS MANAGEMENT, L.P. NEFM, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to each Fund except Growth Fund (for which CGM serves as adviser). NEFM is a subsidiary of Nvest Companies, L.P. ("Nvest Companies"), which is part of an affiliated group including Nvest, L.P., a publicly-traded company listed on the New York Stock Exchange. Nvest Companies' 14 principal subsidiary or affiliated asset management firms, collectively, had more than $135 billion in assets under management as of December 31, 1998. NEFM oversees, evaluates and monitors the subadvisory services provided to each Fund except Growth Fund. It also provides general business management and administration to the Funds. NEFM does not determine what investments will be purchased by the Funds. The subadvisers listed below and CGM make the investment decisions for their respective Funds.

The combined advisory and subadvisory fees paid by the Funds (except Growth
Fund) in 1998 as a percentage of each Fund's average daily net assets were 0.75% for Capital Growth Fund, 0.68% for Growth and Income Fund, 0.73% for Balanced Fund and 0.72% for Value Fund.


SUBADVISERS


LOOMIS SAYLES, located at One Financial Center, Boston, Massachusetts 02111, serves as subadviser to Value and Balanced Funds. Loomis Sayles is a subsidiary of Nvest Companies. Founded in 1926, Loomis Sayles is one of America's oldest and largest investment advisory firms with over $71 billion in assets under management. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry.

WESTPEAK, located at 1011 Walnut Street, Boulder, Colorado 80302, serves as subadviser to Growth and Income Fund and Capital Growth Fund. Westpeak is a subsidiary of Nvest Companies. Founded in 1991, Westpeak manages over $6 billion in assets for mutual funds and other institutional clients, including accounts of New England Financial.

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP (ADVISER) CGM, located at One International Place, Boston, Massachusetts 02110, has served as adviser to Growth Fund since CGM's inception in 1989. It also serves as investment adviser to six additional mutual funds and various institutional investors. CGM is an affiliate of Nvest Companies and has grown to manage over $8 billion in assets. In 1998, Growth Fund paid 0.67% of its average daily net assets to CGM in advisory fees.


SUBADVISORY AGREEMENTS
Each Fund has received an exemptive order from the Securities and Exchange Commission (the "SEC") which permits NEFM to amend or continue existing subadvisory agreements when approved by the Fund's Board of Trustees, without shareholder approval. The exemption also permits NEFM to enter into new subadvisory agreements with subadvisers that are not affiliated with NEFM, if approved by the Fund's Board of Trustees. Shareholders will be notified of any subadviser changes.


PORTFOLIO TRADES In placing portfolio trades, each Fund's adviser or subadviser may use brokerage firms that market the Fund's shares or are affiliated with Nvest Companies, NEFM, CGM, Loomis Sayles or Westpeak. In placing trades, CGM , Loomis Sayles or Westpeak will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Fund's Board of Trustees.

                           MANAGEMENT TEAM
                           ----------------
                           MEET THE FUNDS' PORTFOLIO MANAGERS  [graphic omitted]

G. KENNETH HEEBNER



G. Kenneth Heebner has managed Growth Fund since 1976. In 1989, Mr. Heebner co-founded and is currently senior portfolio manager of CGM. He is also a Chartered Financial Analyst. Mr. Heebner received a B.S. from Amherst College and an M.B.A. from Harvard Business School, and is a highly regarded 34 year veteran of the investment industry.


GERALD H. SCRIVER




Gerald Scriver has managed Growth and Income Fund since May 1995 and Capital Growth Fund since February 1998. Mr. Scriver is the founder, President and Chief Executive Officer of Westpeak Investment Advisors. Mr Scriver is a graduate of the State University of N.Y. at Buffalo and has over 33 years of investment experience.

MERI ANNE BECK

Meri Anne Beck has co-managed the fixed income portion of Balanced Fund since 1990. Ms. Beck, Vice President of Loomis Sayles, joined the company in 1986. Ms. Beck received her B.S./B.A. from the University of Redlands and her M.B.A. from Pepperdine University and has over 28 years of investment experience.

JOHN HYLL

John Hyll has co-managed the fixed-income portion of Balanced Fund since 1994. Mr. Hyll, Vice President of Loomis Sayles, joined the company in 1989. He received his B.A. and his M.B.A. from Baldwin-Wallace College and has over 15 years of investment experience.


LAURIANN KLOPPENBURG


Lauriann Kloppenburg has co-managed Value Fund since August 1998. Ms. Kloppenburg is Vice President and Director of Equity Research at Loomis Sayles. She is also a Chartered Financial Analyst. Ms. Kloppenburg received her B.A. from Wellesley College and has over 16 years of investment experience.


JEFFREY W. WARDLOW



Jeffrey Wardlow has co-managed Value Fund since August 1998 and the equity portion of Balanced Fund since August 1998. Mr. Wardlow, Vice President of Loomis Sayles, joined the company over 10 years ago. Mr. Wardlow received both his B.B.A. and his M.B.A. from Michigan State University and has over 16 years of investment experience.

BARR SEGAL

Barr Segal has co-managed the fixed-income portion of Balanced Fund since 1996. Mr. Segal, Vice President of Loomis Sayles, joined the company in 1996. Prior to joining Loomis Sayles, he was a Senior Portfolio Manager at TCW Group. Mr. Segal is also a Chartered Financial Analyst. He received his B.A. from Queens College, CUNY, an M.S. from University of Illinois Urbana, and an M.B.A. from Stanford University and has over 15 years of investment experience.

GREGG WATKINS

Gregg Watkins has co-managed the equity portion of Balanced Fund since August 1998. Mr. Watkins, Vice President of Loomis Sayles, joined the company in 1991. he is also a Chartered Financial Analyst. Mr. Watkins received his B.A. from Yale University and his M.B.A. from Wayne State University and has over 14 years of investment experience.

[graphic omitted] FUND SERVICES
                  -------------
                  INVESTING IN THE FUNDS

CHOOSING A SHARE CLASS
Each Fund offers Class A, Class B and Class C shares to the public. Each class has different costs associated with buying, selling and holding Fund shares, which allow you to choose the class that best meets your needs. Which class you choose will depend upon the size of your investment and how long you intend to hold your shares. Class B shares, Class C shares and certain shareholder features may not be available to you if you hold your shares in a street name account. Your financial representative can help you decide which class of shares is most appropriate for you.

CLASS A SHARES
o You pay a sales charge when you buy Fund shares. There are several ways to reduce this charge. See the section entitled "Ways to Reduce or Eliminate Sales Charges."

o You pay lower annual expenses than Class B and Class C shares, giving you the potential for higher returns per share.

o You do not pay a sales charge on orders of $1 million or more, but you may pay a charge on redemption if you redeem these shares within 1 year of purchase.

CLASS B SHARES
o You do not pay a sales charge when you buy Fund shares. All of your money goes to work for you right away.

o  You pay higher annual expenses than Class A shares.

o You will pay a charge on redemptions if you sell your shares within 6 years of purchase, as described in the section "How Sales Charges are Calculated."

o Your Class B shares will automatically convert into Class A shares after 8 years, which reduces your annual expenses.

o We will not accept an order for $1 million or more of Class B shares. You may, however, purchase $1 million or more of Class A shares, which will have no sales charge as well as lower annual expenses. You may pay a charge on redemption if you redeem these shares within 1 year of purchase.

CLASS C SHARES
o You do not pay a sales charge when you buy Fund shares. All of your money goes to work for you right away.

o  You pay higher annual expenses than Class A shares.

o You will pay a charge on redemptions if you sell your shares within 1 year of purchase.

o Your Class C shares will not automatically convert into Class A shares. If you hold your shares for longer than 8 years, you'll pay higher expenses than other classes.

o We will not accept an order for $1 million or more of Class C shares. You may, however, purchase $1 million or more of Class A shares, which will have no sales charge as well as lower annual expenses. You may pay a charge on redemption if you redeem these shares within 1 year of purchase.

For actual past expenses of Class A, B and C shares, see the section entitled "Fund Fees and Expenses" in this Prospectus.

CERTIFICATES

Certificates will not be automatically issued for any class of shares. Upon written request, you may receive certificates for Class A shares only.

                              FUND SERVICES
                              -------------
                              HOW SALES CHARGES ARE CALCULATED [graphic omitted]

CLASS A SHARES
The price that you pay when you buy Class A shares ("offering price") is their net asset value plus a sales charge (sometimes called a "front-end sales charge") which varies depending upon the size of your purchase.

-------------------------------------------------------------------------------
                          CLASS A SALES CHARGES
    YOUR INVESTMENT      AS A % OF OFFERING PRICE     AS A % OF YOUR INVESTMENT
 Less than  $ 50,000               5.75%                      6.10%
 $ 50,000 - $ 99,999               4.50%                      4.71%
 $100,000 - $249,999               3.50%                      3.63%
 $250,000 - $499,999               2.50%                      2.56%
 $500,000 - $999,999               2.00%                      2.04%
 $1,000,000 or more*               0.00%                      0.00%
-------------------------------------------------------------------------------

*For purchases of Class A shares of the Funds of $1 million or more or purchases by Retirement Plans (Plans under Sections 401(a) or 401(k) of the Internal Revenue Code with investments of $1 million or more or that have 100 or more eligible employees), there is no front-end sales charge, but a contingent deferred sales charge of 1.00% may apply to redemptions of your shares within one year of the date of purchase. See the section entitled "Ways to Reduce or Eliminate Sales Charges."

CLASS B SHARES
The offering price of Class B shares is their net asset value, without a front-end sales charge. However, there is a contingent deferred sales charge ("CDSC") on shares that you sell within 6 years of buying them. The amount of the CDSC, if any, declines each year that you own your shares. The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange to Class B shares of another New England Fund. The CDSC equals the following percentages of the dollar amounts subject to the charge:

---------------------------------------------------------------
          CLASS B CONTINGENT DEFERRED SALES CHARGES
   YEAR SINCE PURCHASE             CDSC ON SHARES BEING SOLD
              1st                            5.00%
              2nd                            4.00%
              3rd                            3.00%
              4th                            3.00%
              5th                            2.00%
              6th                            1.00%
           thereafter                        0.00%
---------------------------------------------------------------


CLASS C SHARES
The offering price of Class C shares is their net asset value, without a front-end sales charge. However, Class C shares are subject to a CDSC of 1.00% on redemptions made within one year of the date of purchase. The holding period for determining the CDSC will continue to run after an exchange to Class C shares of another New England Fund.


---------------------------------------------------------------
                CLASS C CONTINGENT DEFERRED SALES CHARGES
   YEAR SINCE PURCHASE             CDSC ON SHARES BEING SOLD
              1st                            1.00%
           thereafter                        0.00%
---------------------------------------------------------------


HOW THE CDSC IS APPLIED TO YOUR SHARES
The CDSC is a sales charge you pay when you redeem certain Fund shares.
The CDSC:


o  is calculated based on the number of shares you are selling;

o is based on either your original purchase price or the current net asset value of the shares being sold, whichever is lower;

o is deducted from the proceeds of the redemption, not from the amount remaining in your account; and

o for year one applies to redemptions through the day one year after the date on which your purchase was accepted, and so on for subsequent years.


A CDSC WILL NOT BE CHARGED ON:


o  increases in net asset value above the purchase price; or

o shares you acquired by reinvesting your dividends or capital gains distributions.

To keep your CDSC as low as possible, each time that you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares available to meet your request, we will sell the shares with the lowest CDSC.

EXCHANGES INTO SHARES OF A MONEY MARKET FUND
If you exchange shares of a Fund into shares of the Money Market Funds, the holding period for purposes of determining the CDSC and conversion to Class A shares stops until you exchange back into shares of another New England Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.

[graphic omitted] FUND SERVICES
                  -------------
                  WAYS TO REDUCE OR ELIMINATE SALES CHARGES

CLASS A SHARES

REDUCING SALES CHARGES
There are several ways you can lower your sales charge, including:

o LETTER OF INTENT -- allows you to purchase Class A shares of any New England Fund over a 13-month period but pay sales charges as if you had purchased all shares at once. This program can save you money if you plan to invest $50,000 or more over 13 months. Purchases in Class B and Class C shares may be used toward meeting the letter of intent.

o COMBINING ACCOUNTS -- allows you to combine shares of multiple New England Funds and classes for purposes of calculating your sales charge. You may combine your purchases with those of qualified accounts of a spouse, parents, children, siblings, grandparents, grandchildren, in-laws, individual fiduciary accounts, sole proprietorships, single trust estates and any other group of individuals acceptable to the Distributor.

   These privileges do not apply to the Money Market Funds unless shares are purchased through an exchange from another New England Fund.

ELIMINATING SALES CHARGES AND CDSC

Class A shares may be offered without front-end sales charges or a CDSC to the following individuals and institutions:

o Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;

o  Selling brokers, sales representatives or other intermediaries;

o Fund trustees and other individuals who are affiliated with any New England Fund or Money Market Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned);

o Participants in certain Retirement Plans with at least 100 members (one-year CDSC may apply);

o Non-discretionary and non-retirement accounts of bank trust departments or trust companies only if they principally engage in banking or trust activities; and

o Investments of $25,000 or more in the New England Funds or Money Market Funds by clients of an adviser or subadviser to any New England Fund or Money Market Fund.

REPURCHASING FUND SHARES

You may apply proceeds from redeeming Class A shares of the Funds without paying a sales charge to repurchase Class A shares of any New England Fund. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify New England Funds or your financial representative at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds either by returning the redemption check or by sending a new check for some or all of the redemption amount. Please note: For federal income tax purposes, a redemption is a sale that involves tax consequences, even if the proceeds are later reinvested. Please consult your tax adviser for how a redemption would affect you. If you repurchase Class A shares of $1 million or more within 30 days after you redeem such shares, the Distributor will rebate the amount of the CDSC charged on the redemption.

CLASS A, B OR C SHARES

ELIMINATING THE CDSC
As long as we are notified at the time you sell, the CDSC for any share class will generally be eliminated in the following cases:


o to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC);

o  to make payments through a systematic withdrawal plan; or

o  due to shareholder death or disability.

If you think you may be eligible for a sales charge elimination or reduction, contact your financial representative or New England Funds.

                                  FUND SERVICES
                                  -------------
                                  IT'S EASY TO OPEN AN ACCOUNT [graphic omitted]

TO OPEN AN ACCOUNT WITH NEW ENGLAND FUNDS:

1. Read this Prospectus carefully.

2. Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts:

--------------------------------------------------------------------------------------------------------
                                                                  MINIMUM TO OPEN AN
                                                     MINIMUM TO      ACCOUNT USING        MINIMUM FOR
TYPE OF ACCOUNT                                    OPEN AN ACCOUNT INVESTMENT BUILDER  EXISTING ACCOUNTS
Any account other than those listed below              $2,500             $100               $100
Accounts registered under the Uniform
Gifts to Minors Act or the Uniform                     $2,000             $100               $100
Transfers to Minors Act
Individual Retirement Accounts (IRAs)                  $  500             $100               $100
Retirement plans with tax benefits such
as corporate pension, profit sharing and Keogh plans   $  250             $100               $100
Payroll Deduction Investment Programs
for 401(k), SARSEP, SEP, SIMPLE,                       $   25              N/A               $ 25
403(b)(7) and certain other retirement plans
--------------------------------------------------------------------------------------------------------

3. Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or New England Funds at 800-225-5478. For more information on New England Funds' investment programs, refer to the section entitled "Additional Investor Services" in this Prospectus.

4. Use the following sections as your guide for purchasing shares.

SELF-SERVICING YOUR ACCOUNT
Buying or selling shares is easy with the services described below:

NEW ENGLAND FUNDS PERSONAL ACCESS LINE(TM) ("PAL")


                 800-225-5478, Press 1


NEW ENGLAND FUNDS WEB SITE
   www.mutualfunds.com

You have access to your account 24 hours a day by calling PAL from a touch-tone telephone or by visiting us online.

By using these customer service options, you may:

o purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);

o review your account balance, recent transactions, Fund prices and recent performance;

o  order duplicate account statements; and

o  obtain tax information.

Please see the following pages for other ways to buy, exchange or sell your shares.

[graphic omitted] FUND SERVICES
                  -------------
                  BUYING SHARES

                OPENING AN ACCOUNT                              ADDING TO AN ACCOUNT

THROUGH YOUR
INVESTMENT DEALER

o  Call your investment dealer for                   o    Call your investment dealer for
   information                                            information


BY MAIL
[graphic omitted]
o  Make out a check in U.S. dollars for the          o    Make out a check in U.S. dollars for the
   investment amount, payable to "New England             investment amount, payable to "New
   Funds." Third party checks will generally              England Funds." Third party checks will
   not be accepted.                                       generally not be accepted.

o  Mail the check with your completed                o    Fill out the detachable investment slip
   application to New England Funds, P.O. Box             from an account statement. If no slip is
   8551, Boston, MA 02266-8551.                           available, include with the check a
                                                          letter specifying the Fund name, your
                                                          class of shares, your account number and
                                                          the registered account name(s). To make
                                                          investing even easier, you can order more
                                                          investment slips by calling 800-225-5478.

BY EXCHANGE
[graphic omitted]
o  The exchange must be for a minimum of $1,000      o    The exchange must be for a minimum of
   or for all of your shares.                             $1,000 or for all of your shares.

o  Obtain a current prospectus for the Fund          o    Call your investment dealer or New
   into which you are exchanging by calling               England Funds at 800-225-5478 to request
   your investment dealer or New England                  an exchange.
   Funds at 800-225-5478.
                                                     o    See the section entitled "Exchanging
o  Call your investment dealer or New England             Shares."
   Funds to request an exchange.

o  See the section entitled "Exchanging
   Shares."


BY WIRE
[graphic omitted]
o  Call New England Funds at 800-225-5478 to         o    Instruct your bank to transfer funds to
   obtain an account number and wire transfer             State Street Bank & Trust Company, ABA#
   instructions. Your bank may charge you for             011000028, DDA# 99011538.
   such a transfer.
                                                     o    Specify the Fund name, your class of
                                                          shares, your account number and the
                                                          registered account name(s). Your bank may
                                                          charge you for such a transfer.

AUTOMATIC INVESTING THROUGH INVESTMENT BUILDER
[graphic omitted]
o  Indicate on your application that you             o    Please call New England Funds at
   would like to begin an automatic                       800-225-5478 for a Service Options Form.
   investment plan through Investment Builder             A signature guarantee may be required to
   and the amount of the monthly investment               add this privilege.
   ($100 minimum).
o  Send a check marked "Void" or a deposit           o    See the section entitled "Additional
   slip from your bank account along with                 Investor Services."
   your application.

THROUGH AUTOMATED CLEARING HOUSE (ACH)
[graphic omitted]

o  Ask your bank or credit union whether it          o    Call New England Funds at 800-225-5478 to
   is a member of the ACH system.                         add shares to your account through ACH.

o  Complete the "Telephone Withdrawal and            o    If you have not signed up for the ACH
   Exchange" and "Bank Information" sections              system, please call New England Funds for
   on your account application.                           a Service Options Form. A signature
                                                          guarantee may be required to add this
o  Mail your completed application to New                 privilege.
   England Funds, P.O. Box 8551, Boston, MA
   02266-8551.

                                                FUND SERVICES
                                                -------------
                                                SELLING SHARES [graphic omitted]

                                   TO SELL SOME OR ALL OF YOUR SHARES

Certain restrictions may apply. See section entitled "Restrictions on Buying, Selling and Exchanging Shares."

THROUGH YOUR INVESTMENT DEALER

o  Call your investment dealer for information.

BY MAIL
[graphic omitted]

o Write a letter to request a redemption specifying the name of the Fund, the class of shares, your account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section entitled "Selling Shares in Writing."

o The request must be signed by all of the owners of the shares including the capacity in which they are signing, if appropriate.

o   Mail your request to New England Funds, P.O. Box 8551, Boston, MA
    02266-8551.

o Your proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter. If you choose to have your proceeds delivered by mail, they will generally be mailed to you on the business day after the request is received. You may also choose to redeem by wire or through ACH (see below).

BY EXCHANGE
[graphic omitted]

o Obtain a current prospectus for the Fund into which you are exchanging by calling your investment dealer or New England Funds at 800-225-5478.

o   Call New England Funds to request an exchange.

o   See the section entitled "Exchanging Shares" for more details.

BY WIRE
[graphic omitted]

o Fill out the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.

o Call New England Funds at 800-225-5478 or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.

o Proceeds (less any applicable CDSC) will generally be wired on the next business day. A wire fee (currently $5.00) will be deducted from the proceeds.

THROUGH AUTOMATED CLEARING HOUSE (ACH)
[graphic omitted]

o   Ask your bank or credit union whether it is a member of the ACH system.

o Complete the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.

o If you have not signed up for the ACH system on your application, please call New England Funds at 800-225-5478 for a Service Options Form.

o   Call New England Funds to request a redemption through this system.

o Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days.

BY SYSTEMATIC WITHDRAWAL PLAN
[graphic omitted]

o Please refer to the section entitled "Additional Investor Services" or call New England Funds at 800-225-5478 or your financial representative for information.

o Because withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

By Telephone
[graphic omitted]

o   You may receive your proceeds by mail, by wire or through ACH (see above).

o Call New England Funds at 800-225-5478 to choose the method you wish to use to redeem your shares.

[graphic omitted] FUND SERVICES
                  -------------
                  SELLING SHARES IN WRITING

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations we also may require a signature guarantee or additional documentation.

A signature guarantee protects you against fraudulent orders and is necessary if:

o   your address of record has been changed within the past 30 days;

o you are selling more than $100,000 worth of shares and you are requesting the proceeds by check; or

o a proceeds check for any amount is mailed to an address other than the address of record or not payable to the registered owner(s).

A notary public cannot provide a signature guarantee. A signature guarantee can be obtained from one of the following sources:

o   a financial representative or securities dealer;

o   a federal savings bank, cooperative or other type of bank;

o   a savings and loan or other thrift institution;

o   a credit union; or

o   a securities exchange or clearing agency.

The table shows situations in which additional documentation may be necessary. Please call your financial representative or New England Funds regarding requirements for other account types.

  SELLER (ACCOUNT TYPE)                   REQUIREMENTS FOR WRITTEN REQUESTS
------------------------------------------------------------------------------

INDIVIDUAL, JOINT, SOLE  PROPRIETORSHIP,       o  The signatures on the letter
  UGMA/UTMA (MINOR ACCOUNTS)                      must include all persons
                                                  authorized to sign, including
                                                  title, if applicable.

                                               o  Signature guarantee, if
                                                  applicable (see above).




CORPORATE OR ASSOCIATION ACCOUNTS              o  The signatures on the letter
                                                  must include all persons
                                                  authorized to sign, including
                                                  title.

OWNERS OR TRUSTEES OF TRUST ACCOUNTS           o  The signature on the letter
                                                  must include all trustees
                                                  authorized to sign, including
                                                  title.

                                               o  If the names of the trustees
                                                  are not registered on the
                                                  account, please provide a copy
                                                  of the trust document
                                                  certified within the past 60
                                                  days.

                                               o  Signature guarantee, if
                                                  applicable (see above).

JOINT TENANCY WHOSE CO-TENANTS                 o  The signatures on the letter
ARE DECEASED                                      must include all surviving
                                                  tenants of the account.
                                               o  Copy of the death certificate.
                                               o  Signature guarantee if
                                                  proceeds check is issued to
                                                  other than the surviving
                                                  tenants.




POWER OF ATTORNEY (POA)                       o  The signatures on the letter
                                                  must include the
                                                  attorney-in-fact, indicating
                                                  such title.

                                               o  A signature guarantee.

                                               o  Certified copy of the POA
                                                  document stating it is still
                                                  in full force and effect,
                                                  specifying the exact Fund and
                                                  account number, and certified
                                                  within 30 days of receipt of
                                                  instructions.*

QUALIFIED RETIREMENT BENEFIT PLANS             o  The signature on the letter
(EXCEPT NEW ENGLAND FUNDS PROTOTYPE               must include all signatures of
DOCUMENTS)                                        those authorized to sign,
                                                  including title.

                                               o  Signature guarantee, if
                                                  applicable (see above).

EXECUTORS OF ESTATES, ADMINISTRATORS,          o  The signature on the letter
GUARDIANS, CONSERVATORS                           must include those authorized
                                                  to sign, including capacity.

                                               o  A signature guarantee.

                                               o  Certified copy of court
                                                  document where signer derives
                                                  authority, e.g.: Letters of
                                                  Administration,
                                                  Conservatorship, Letters
                                                  Testamentary.*


INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)          o  Additional documentation and
                                                  distribution forms are
                                                  required.

* Certification may be made on court documents by the court, usually certified by the clerk of the court. POA certification may be made by a commercial bank, broker/member of a domestic stock exchange or a practicing attorney.

                                             FUND SERVICES
                                             -------------
                                             EXCHANGING SHARES [graphic omitted]


In general, you may exchange shares of your Fund for shares of the same class of another New England Fund without paying a sales charge or a CDSC (see the sections entitled "Buying Shares" and "Selling Shares"). The exchange must be for a minimum of $1,000 (or the total net asset value of your account, whichever is less), or $100 if made under the Automatic Exchange Plan (see the section entitled "Additional Investor Services"). All exchanges are subject to the eligibility requirements of the New England Fund or Money Market Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of the Funds may be legally sold. For federal income tax purposes, an exchange of Fund shares for shares of another New England Fund or Money Market Fund is treated as a sale on which gain or loss may be recognized. Please refer to the Statement of Additional Information (the "SAI") for more detailed information on exchanging Fund shares.


RESTRICTIONS ON BUYING, SELLING AND EXCHANGING SHARES

PURCHASE AND EXCHANGE RESTRICTIONS

Although the Funds do not anticipate doing so, they reserve the right to suspend or change the terms of purchasing or exchanging shares. The Funds and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the best interest of the Fund's other shareholders or would disrupt the management of the Fund. The Funds and the Distributor reserve the right to restrict purchases and exchanges for the accounts of "market timers" by limiting the transaction to a maximum dollar amount. An account will be deemed to be one of a market timer if: (i) more than two exchange purchases of a given Fund are made for the account in a calendar quarter or (ii) the account makes one or more exchange purchases of a given Fund in a calendar quarter in an aggregate amount in excess of 1% of the Fund's total net assets.

SELLING RESTRICTIONS

The table below describes restrictions placed on selling shares of any Fund described in this Prospectus:

Restriction                                         Situation

The Fund may suspend the right of redemption or     o When the New York Stock
postpone payment for more than 7 days:                Exchange is closed
                                                      (other than a
                                                      weekend/holiday)
                                                    o During an emergency
                                                    o Any other period
                                                      permitted by the SEC

The Fund reserves the right to suspend account      o With a notice of a
services or refuse transaction requests:              dispute between
                                                      registered owners
                                                    o With suspicion/evidence
                                                      of a fraudulent act

The Fund may pay the redemption price in whole or   o When it is detrimental
part by a distribution in kind of readily             for a Fund to make cash
marketable securities in lieu of cash or may take     payments as determined
up to 7 days to pay a redemption request in order     in the sole discretion
to raise capital:                                     of the adviser or
                                                      subadviser

The Fund may close your account and send you the    o When the Fund account
proceeds. You will have 60 days after being           falls below a set
notified of the Fund's intention to close your        minimum (currently
account to increase the account to the set            $1,000 as set by the
minimum. This does not apply to certain qualified     Fund's Board of
retirement plans, automatic investment plans or       Trustees)
accounts that have fallen below the minimum solely because of fluctuations in a Fund's net asset value per share:

The Fund may withhold redemption proceeds until     o When redemptions are
the check or funds have cleared:                      made within 10 calendar
                                                      days of purchase by
                                                      check or ACH of the
                                                      shares being redeemed

Telephone redemptions are not accepted for tax-qualified retirement accounts. If you hold certificates representing your shares, they must be sent with your request for it to be honored. The Funds recommend that certificates be sent by registered mail.

FUND SERVICES
-------------
HOW FUND SHARES ARE PRICED [graphic omitted]

"Net asset value" is the price of one share of a Fund without a sales charge, and is calculated each business day using this formula:

                                  TOTAL MARKET VALUE OF SECURITIES + CASH AND
NET ASSET VALUE =                          OTHER ASSETS - LIABILITES
                                  -------------------------------------------
                                          NUMBER OF OUTSTANDING SHARES

The net asset value of Fund shares is determined according to this schedule:

o A share's net asset value is determined at the close of regular trading on the New York Stock Exchange (the "Exchange") on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time.

o The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received "in good order" by State Street Bank and Trust Company, the Fund's custodian (plus or minus applicable sales charges as described earlier in this Prospectus).

o Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.

o A Fund heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

* Under limited circumstances, the Distributor may enter into a contractual agreement where it may accept orders after 5:00 pm, but not later than 8:00 pm


Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in "Buying Shares" and "Selling Shares."


Generally, Fund securities are valued as follows:

o EQUITY SECURITIES -- most recent sales or quoted bid price as provided by a pricing service.

o DEBT SECURITIES (other than short-term obligations) -- based upon pricing service valuations.


o SHORT-TERM OBLIGATIONS (remaining maturity of less than 60 days) -- amortized cost (which approximates market value).


o SECURITIES TRADED ON FOREIGN EXCHANGES -- most recent sale/bid price on the non-U.S. exchange, unless an occurrence after the close of the exchange will materially affect its value. In that case, it is given fair value as determined by or under the direction of the Fund's Board of Trustees at the close of regular trading on the Exchange.

o OPTIONS -- last sale price, or if not available, last offering price.

o FUTURES -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or under the direction of the Fund's Board of Trustees.

o ALL OTHER SECURITIES -- fair market value as determined by the adviser or subadviser of the Fund under the direction of the Fund's Board of Trustees.

The effect of fair value pricing as described above under "Securities traded on foreign exchanges" and "All other securities" is that securities may not be priced on the basis of quotations from the primary market in which they are traded but rather, may priced by another method that the Fund's Board of Trustees believes actually reflects fair value.

                                   FUND SERVICES
                                   -------------
                                   DIVIDENDS AND DISTRIBUTIONS [graphic omitted]


The Funds generally distribute most or all of their net investment income (other than capital gains) in the form of dividends. The following table shows when each Fund expects to distribute dividends. Each Fund distributes all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. Each Fund's Board of Trustees may adopt a different schedule as long as payments are made at least annually.


--------------------------------------------------------------------------------
                               DIVIDEND PAYMENT SCHEDULE
           ANNUALLY                 SEMI-ANNUALLY                    QUARTERLY


Capital Growth                    Growth and Income                   Balanced
Growth
Value
--------------------------------------------------------------------------------


Depending on your investment goals and priorities, you may choose to:

o participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value in shares of the same class of another New England Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about this program, see the section entitled "Additional Investor Services."

o receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund or in the same class of another New England Fund.

o receive all distributions in cash.

Unless you select one of the above options, distributions will automatically be reinvested in shares of the same class of the Fund at net asset value.

For more information or to change your distribution option, contact New England Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a non-retirement plan Fund, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. Be sure to keep the 1099 as a permanent record. A fee may be charged for any duplicate information requested.

TAX CONSEQUENCES

Each Fund intends to meet all requirements of the Internal Revenue Code necessary to qualify as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.

Fund distributions paid to you either in cash or reinvested in additional shares are generally taxable to you either as ordinary income or as capital gains. Distributions derived from short-term capital gains or investment income are generally taxable at ordinary income rates. If you are a corporation investing in a Fund, a portion of these dividends may qualify for the dividends-received deduction provided that you meet certain holding period requirements. Distributions of gains from investments that a Fund owned for more than one year that are designated by a Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain, regardless of how long the shareholder has held Fund shares.


An exchange of shares for shares of another New England Fund or Money Market Fund is treated as a sale, and any resulting gain or loss may be subject to federal income tax. If you purchase shares of a Fund shortly before it declares a capital gain distribution or a dividend, a portion of the purchase price may be returned to you as a taxable distribution.


You should consult your tax adviser about any federal, state and local taxes that may apply to the distributions you receive.

[graphic omitted] FUND SERVICES
                  -------------
                  COMPENSATION TO SECURITIES DEALERS


As part of their business strategies, the Funds pay securities dealers that sell their shares. This compensation originates from two sources: sales charges (front-end or deferred) and 12b-1 fees (comprising the annual service and/or distribution fees of a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940). The sales charges are detailed in the section entitled "How Sales Charges are Calculated." Each class of Fund shares pays an annual service fee of 0.25% of its average daily net assets. In addition to this service fee, Class B shares pay an annual distribution fee of 0.75% of their average daily net assets for 8 years (at which time they automatically convert into Class A shares). Class C shares are subject to a distribution fee of 0.75% of their average daily net assets. Generally, the 12b-1 fees are paid to securities dealers on a quarterly basis. The Distributor retains the first year of such fees for Class C shares. Because these distribution fees are paid out of the Fund's assets on an ongoing basis, over time these fees for Class B and Class C shares will increase the cost of your investment and may cost you more than paying the front-end sales charge on Class A shares.


The Distributor may, at its expense, pay concessions in addition to the payments described above to dealers which satisfy certain criteria established from time to time by the Distributor relating to increasing net sales of shares of the New England Funds over prior periods, and certain other factors. See the SAI for more details.

                                                 FUND SERVICES [graphic omitted]
                                                 -------------
                                                 ADDITIONAL INVESTOR SERVICES

RETIREMENT PLANS
New England Funds offers a range of retirement plans, including IRAs, SEPs, SARSEPs, SIMPLEs, 401(k) plans, 403(b) plans and other pension and profit sharing plans. Refer to the section entitled "It's Easy to Open an Account" for investment minimums. For more information about our Retirement Plans, call us at 800-225-5478.

INVESTMENT BUILDER PROGRAM
This is New England Funds' automatic investment plan. You may authorize automatic monthly transfers of $100 or more from your bank checking or savings account to purchase shares of one or more New England Funds. To join the Investment Builder Program, please refer to the section entitled "Buying Shares."

DIVIDEND DIVERSIFICATION PROGRAM
This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another New England Fund or Money Market Fund, subject to the eligibility requirements of that other Fund and to state securities law requirements. Shares will be purchased at the selected Fund's net asset value without a front-end sales charge or CDSC on the dividend record date. Before establishing a Dividend Diversification Program into any other New England Fund or Money Market Fund, please read its Prospectus carefully.

AUTOMATIC EXCHANGE PLAN
New England Funds has an automatic exchange plan under which shares of a class of a Fund are automatically exchanged each month for shares of the same class of other New England Funds or Money Market Funds. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please refer to the SAI for more information on the Automatic Exchange Plan.

SYSTEMATIC WITHDRAWAL PLAN
This plan allows you to redeem shares and receive payments from your Fund on a regular schedule. Redemption of shares that are part of the Systematic Withdrawal Plan are not subject to a CDSC. However, the amount or percentage that you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your Fund account on the day you establish your plan. To establish a Systematic Withdrawal Plan, please refer to the section entitled "Selling Shares."


NEW ENGLAND FUNDS PERSONAL ACCESS LINE(TM) ("PAL")
This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, Press 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Fund prices and recent performance. You may also use PAL to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

NEW ENGLAND FUNDS WEB SITE
Visit us at www.mutualfunds.com to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

[graphic omitted] FUND PERFORMANCE
                  ----------------


The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with each Fund's financial statements, are included in the Statement of Additional Information, which is available upon request.

NEW ENGLAND CAPITAL GROWTH FUND

----------------------------------------------------------------------------------------------------------------
                                                                                 CLASS A

                                                                         YEAR ENDED DECEMBER 31,
                                                           1994        1995        1996        1997       1998
Net Asset Value, Beginning of Year                        $15.27      $15.02      $18.41      $19.27      $19.95
                                                          ------      ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                               (0.08)      (0.11)(b)   (0.14)(c)   (0.18)(c)   (0.13)(c)
Net Realized and Unrealized
 Gain (Loss) on Investments                                (0.17)       4.74        3.22        3.43        5.18
                                                          ------      ------      ------      ------      ------
Total From Investment Operations                           (0.25)       4.63        3.08        3.25        5.05
                                                          ------      ------      ------      ------      ------
LESS DISTRIBUTIONS
Distributions From Net Realized
  Capital Gains                                             0.00       (1.24)      (2.22)      (2.57)      (4.33)
                                                          ------      ------      ------      ------      ------
Total Distributions                                         0.00       (1.24)      (2.22)      (2.57)      (4.33)
                                                          ------      ------      ------      ------      ------
Net Asset Value, End of Year                              $15.02      $18.41      $19.27      $19.95      $20.67
                                                          ======      ======      ======      ======      ======
TOTAL RETURN (%)(a)                                         (1.6)       30.7        17.1        17.2        29.0
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets (%)       1.63        1.61        1.50        1.45        1.46
Ratio of Net Investment Income (Loss) to Average
  Net Assets (%)                                           (0.45)      (0.67)      (0.71)      (0.87)      (0.62)
Portfolio Turnover Rate (%)                                   82          69          74          48         136
Net Assets, End of Year (000)                            $95,803    $123,504    $141,326    $149,734    $175,511

                                                                                 CLASS B

                                                                         YEAR ENDED DECEMBER 31,
                                                           1994        1995        1996        1997        1998
Net Asset Value, Beginning of Yar                         $15.24      $14.89      $18.09      $18.74      $19.10
                                                          ------      ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                               (0.08)      (0.16)(b)   (0.28)(c)   (0.32)(c)   (0.27)(c)
Net Realized and Unrealized
 Gain (Loss) on Investments                                (0.27)       4.60        3.15        3.25        4.87
                                                          ------      ------      ------      ------      ------
Total From Investment Operations                           (0.35)       4.44        2.87        2.93        4.60
                                                          ------      ------      ------      ------      ------
LESS DISTRIBUTIONS
Distributions from Net Realized
 Capital Gains                                              0.00       (1.24)      (2.22)      (2.57)      (4.33)
                                                          ------      ------      ------      ------      ------
Total Distributions                                         0.00       (1.24)      (2.22)      (2.57)      (4.33)
                                                          ------      ------      ------      ------      ------
Net Asset Value, End of Year                              $14.89      $18.09      $18.74      $19.10      $19.37
                                                          ======      ======      ======      ======      ======
TOTAL RETURN (%) (a)                                        (2.3)       29.7        16.2        15.9        28.2
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to
 Average Net Assets (%)                                     2.38        2.36        2.25        2.20        2.21
Ratio of Net Investment Income (Loss) to
 Average Net Assets (%)                                    (1.20)      (1.42)      (1.46)      (1.62)      (1.37)
Portfolio Turnover Rate (%)                                   82          69          74          48         136
Net Assets, End of Year (000)                            $15,390     $26,234     $37,439     $45,546     $57,796

                                                                           CLASS C

                                                                   YEAR ENDED DECEMBER 31,
                                                          1995         1996        1997        1998
Net Asset Value, Beginning of Year                        $14.89      $18.08      $18.74      $19.11
                                                          ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (Loss)                               (0.09)(b)   (0.28)(c)   (0.34)(c)   (0.27)(c)
Net Realized and Unrealized
 Gain (Loss) on Investments                                 4.52        3.16        3.28        4.86
                                                          ------      ------      ------      ------
Total From Investment Operations                            4.43        2.88        2.94        4.59
                                                          ------      ------      ------      ------
LESS DISTRIBUTIONS
Distributions From Net Realized
 Capital Gains                                             (1.24)      (2.22)      (2.57)      (4.33)
                                                          ------      ------      ------      ------
Total Distributions                                        (1.24)      (2.22)      (2.57)      (4.33)
                                                          ------      ------      ------      ------
Net Asset Value, End of Year                              $18.08      $18.74      $19.11      $19.37
                                                          ======      ======      ======      ======
TOTAL RETURN (%) (a)                                        29.7        16.2        15.9        28.1
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets (%)       2.36        2.25        2.20        2.21
Ratio of Net Investment Income (Loss) to Average
  Net Assets (%)                                           (1.42)      (1.46)      (1.62)      (1.37)
Portfolio Turnover Rate (%)                                   69          74          48         136
Net Assets, End of Year (000)                               $354        $504        $979      $1,609

(a) A sales charge for Class A shares or a CDSC for Class B and C shares is not reflected in total return calculations.
(b) Per share net investment income (loss) does not reflect the period's reclassification of permanent differences between book and tax basis net investment income (loss).
(c) Per share net investment income (loss) has been calculated using the average shares outstanding during the year.
    The Fund's current subadviser assumed that function on February 16, 1998. The highlights prior to this date reflect results achieved by the previous subadviser under different investment policies.
----------------------------------------------------------------------------------------------------------------

[graphic omitted] FUND PERFORMANCE
                  ----------------
NEW ENGLAND GROWTH FUND

----------------------------------------------------------------------------------------------------------------
                                                                              CLASS A

                                                                          YEAR ENDED DECEMBER 31,
                                                           1994         1995       1996        1997        1998

Net Asset Value, Beginning of Year                        $10.44      $ 8.87      $10.55      $11.63     $10.41
                                                          ------      ------      ------      ------     ------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                                0.11        0.05        0.04        0.01       0.08(c)
Net Realized and Unrealized Gains (Loss)
 on Investments                                            (0.84)       3.30        2.07        2.79       3.00
                                                          ------      ------      ------      ------     ------
Total From Investment Operations                           (0.73)       3.35        2.11        2.80       3.08
                                                          ------      ------      ------      ------     ------
LESS DISTRIBUTIONS
Distributions From Net Investment Income                   (0.11)      (0.05)      (0.04)       0.00      (0.10)
Distributions From Net Realized Gain
 on Investments                                            (0.73)      (1.62)      (0.99)      (4.02)     (1.32)
Distributions in Excess of Realized Gain
 on Investments                                             0.00        0.00        0.00        0.00      (0.35)
Distbituions from Returns of Capital                        0.00        0.00        0.00        0.00      (0.36)
                                                          ------      ------      ------      ------     ------
Total Distributions                                        (0.84)      (1.67)      (1.03)      (4.02)     (2.13)
                                                          ------      ------      ------      ------     ------
Net Asset Value, End of Year                               $8.87      $10.55      $11.63      $10.41     $11.36
                                                           =====      ======      ======      ======     ======
TOTAL RETURN (b)                                            (7.1)       38.1        20.9        23.5       33.4
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
 to Average Net Assets (%)                                  1.19        1.20        1.18        1.12       1.12
Ratio of Net Investment Income
 to Average Net Assets (%)                                  1.05        0.42        0.33        0.08       0.74
Portfolio Turnover Rate (%)                                  141         235         199         214        202
Net Assets, End of Year (000,000)                           $988      $1,201      $1,297      $1,460     $1,825

                                                                         CLASS B                                   CLASS C

                                                            FEBRUARY 28(a)          YEAR ENDED                  SEPTEMBER 1(a)
                                                         THROUGH DECEMBER 31,       DECEMBER 31,             THROUGH DECEMBER 31,
                                                               1997                    1998                         1998

Net Asset Value, Beginning of Year                             $12.47                  $10.32                        $11.18
                                                               ------                  ------                        ------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                                    (0.07)                   0.00(c)                       0.00(c)
Net Realized and Unrealized Gains (Loss)
 on Investments                                                  1.94                    2.95                          2.09
                                                               ------                  ------                        ------
Total From Investment Operations                                 1.87                    2.95                          2.09
                                                               ------                  ------                        ------
LESS DISTRIBUTIONS
Distributions From Net Investment Income                         0.00                   (0.06)                        (0.06)
Distributions From Net Realized Gain
 on Investments                                                 (4.02)                  (1.32)                        (1.32)
Distributions in Excess of Realized Gain
 on Investments                                                  0.00                   (0.35)                        (0.35)
Distbituions from Returns of Capital                             0.00                   (0.39)                        (0.39)
                                                               ------                  ------                        ------
Total Distributions                                             (4.02)                  (2.12)                        (2.12)
                                                               ------                  ------                        ------
Net Asset Value, End of Year                                   $10.32                  $11.15                        $11.15
                                                               ======                  ======                        ======
TOTAL RETURN (b)                                                 14.4                    32.4                          22.2
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
 to Average Net Assets (%)                                       1.87(d)                 1.87                          1.87(d)
Ratio of Net Investment Income
 to Average Net Assets (%)                                      (0.67)(d)               (0.01)                        (0.01)(d)
Portfolio Turnover Rate (%)                                       214(d)                  202                           202
Net Assets, End of Year (000,000)                              $   18                  $   75                        $    2

----------------------------------------------------------------------------------------------------------------
(a) Commencement of Operations.
(b) A sales charge for Class A shares or a CDSC for Class B and C shares is not reflected in total return calculations. Periods of less than one year are not annualized.
(c) Per share net investment income (loss) has been calculated using the average shares outstanding during the year.
(d) Computed on an annualized basis.

[graphic omitted] FUND PERFORMANCE
                  ----------------
NEW ENGLAND GROWTH AND INCOME FUND*


----------------------------------------------------------------------------------------------------------------
                                                                              CLASS A

                                                                         YEAR ENDED DECEMBER 31,
                                                           1994        1995        1996        1997        1998

Net Asset Value, Beginning of Year                        $12.67      $12.41      $14.39      $13.87       $15.35
                                                          ------      ------      ------      ------       ------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                                0.22        0.18        0.13        0.07(c)      0.04
Net Realized and Unrealized
  Gain (Loss) on Investments                               (0.10)       4.01        2.07        4.40         3.29
                                                          ------      ------      ------      ------       ------
Total From Investment Operations                            0.12        4.19        2.20        4.47         3.33
                                                          ------      ------      ------      ------       ------
LESS DISTRIBUTIONS
Distributions From Net Investment Income                   (0.21)      (0.18)      (0.13)      (0.06)       (0.01)
Distributions From Net Realized Capital Gains               0.17       (2.03)      (2.59)      (2.93)       (2.10)
                                                          ------      ------      ------      ------       ------
Total Distributions                                        (0.38)      (2.21)      (2.72)      (2.99)       (2.11)
                                                          ------      ------      ------      ------       ------
Net Asset Value, End of Year                              $12.41      $14.39      $13.87      $15.35       $16.57
                                                          ======      ======      ======      ======       ======
TOTAL RETURN (%)(b)                                          1.0        35.1        17.2        33.4         23.9
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
 to Average Net Assets (%)                                  1.28        1.38        1.30        1.25         1.23
Ratio of Net Investment Income
 to Average Net Assets (%)                                  1.75        1.31        0.92        0.46         0.33
Portfolio Turnover Rate (%)                                    6          69         127         103          114
Net Assets, End of Year   (000)                         $104,081    $150,693    $166,963    $220,912     $304,139

                                                                                CLASS B

                                                                          YEAR ENDED DECEMBER 31,
                                                           1994        1995        1996        1997        1998

Net Asset Value, Beginning of Year                        $12.66      $12.42      $14.40      $13.87       $15.28
                                                          ------      ------      ------      ------       ------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                                0.16        0.10        0.03      (0.05)(c)     (0.05)
Net Realized and Unrealized
  Gain (Loss) on Investments                               (0.09)       4.01        2.07        4.40         3.24
                                                          ------      ------      ------      ------       ------
Total From Investment Operations                            0.07        4.11        2.10        4.35         3.19
                                                          ------      ------      ------      ------       ------
LESS DISTRIBUTIONS
Distributions From Net Investment Income                   (0.14)      (0.10)      (0.04)      (0.01)        0.00
Distributions From Net Realized Capital Gains              (0.17)      (2.03)      (2.59)      (2.93)       (2.10)
                                                          ------      ------      ------      ------       ------
Total Distributions                                        (0.31)      (2.13)      (2.63)      (2.94)       (2.10)
                                                          ------      ------      ------      ------       ------
Net Asset Value, End of Year                              $12.42      $14.40      $13.87      $15.28       $16.37
                                                          ======      ======      ======      ======       ======
TOTAL RETURN (%)(b)                                          0.6        34.3        16.3        32.4         23.1
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
 to Average Net Assets (%)                                  1.93        2.11        2.05        2.00         1.98
Ratio of Net Investment Income
 to Average Net Assets (%)                                  1.10        0.56        0.17       (0.29)       (0.42)
Portfolio Turnover Rate (%)                                    6          69         127         103          114
Net Assets, End of Year   (000)                           $5,185      $29,026     $46,856     $81,066      $153,369


                                                         MAY 1(A)
                                                          THROUGH                  CLASS C
                                                          DEC 31,         YEAR ENDED DECEMBER 31,
                                                           1995        1996        1997        1998
Net Asset Value, Beginning of Year                       $13.84      $14.39      $13.85      $15.28
                                                         ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                               0.06        0.04       (0.05)(c)   (0.04)
Net Realized and Unrealized
  Gain (Loss) on Investments                               2.58        2.05        4.42        3.21
                                                         ------      ------      ------      ------
Total From Investment Operations                           2.64        2.09        4.37        3.17
                                                         ------      ------      ------      ------
LESS DISTRIBUTIONS
Distributions From Net Investment Income                  (0.06)      (0.04)      (0.01)       0.00
Distributions From Net Realized Capital Gains             (2.03)      (2.59)      (2.93)      (2.10)
                                                         ------      ------      ------      ------
Total Distributions                                       (2.09)      (2.63)      (2.94)      (2.10)
                                                         ------      ------      ------      ------
Net Asset Value, End of Year                             $14.39      $13.85      $15.28      $16.35
                                                         ======      ======      ======      ======
TOTAL RETURN (%)(b)                                        20.2        16.3        32.6        22.9
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
 to Average Net Assets (%)                                 2.11(d)     2.05        2.00        1.98
Ratio of Net Investment Income
 to Average Net Assets (%)                                 0.56(d)     0.17       (0.29)      (0.42)
Portfolio Turnover Rate (%)                                  69         127         103         114
Net Assets, End of Year   (000)                          $4,707      $3,912      $6,735      $18,288


----------------------------------------------------------------------------------------------------------------

  * The Fund changed its name from New England Growth Opportunities Fund on May 3, 1999.
(a) Commencement of Operations.
(b) A sales charge for Class A shares or a CDSC for Class B and C shares is not reflected in total return calculations.
(c) Per share net investment income (loss) has been calculated using the average shares outstanding during the year.
(d) Computed on an annualized basis.
    The Fund's current subadviser assumed that function on May 1, 1995. The highlights prior to this date reflect results achieved by the previous subadviser under different investment policies.

[graphic omitted] FUND PERFORMANCE
                  ----------------
                  NEW ENGLAND BALANCED FUND

----------------------------------------------------------------------------------------------------------------
                                                                            CLASS A

                                                                   YEAR ENDED DECEMBER 31,
                                                           1994        1995        1996        1997        1998

Net Asset Value, Beginning of Year                      $12.13      $11.27      $13.14      $13.94         $14.25
                                                        ------      ------      ------      ------         ------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                     0.33        0.42        0.38        0.33           0.33
Net Realized and Unrealized
  Gain (Loss) on Investments                             (0.65)       2.49        1.76        2.05           0.74
                                                        ------      ------      ------      ------         ------
Total From Investment Operations                         (0.32)       2.91        2.14        2.38           1.07
                                                        ------      ------      ------      ------         ------
LESS DISTRIBUTIONS
Distributions From Net Investment Income                 (0.33)      (0.40)      (0.39)      (0.33)         (0.32)
Distributions From Net Realized Capital Gains            (0.21)      (0.64)      (0.95)      (1.74)         (1.48)
                                                        ------      ------      ------      ------         ------
Total Distributions                                      (0.54)      (1.04)      (1.34)      (2.07)         (1.80)
                                                        ------      ------      ------      ------         ------
Net Asset Value, End of Year                            $11.27      $13.14      $13.94      $14.25         $13.52
                                                        ======      ======      ======      ======         ======
TOTAL RETURN (%)(a)                                       (2.7)       26.3        17.1        17.5            8.2
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
 to Average Net Assets (%)                                1.40        1.36        1.33        1.29           1.30
Ratio of Net Investment Income
 to Average Net Assets (%)                                2.91        3.37        2.79        2.25           2.25
Portfolio Turnover Rate (%)                                 36          54          70          69             81
Net Assets, End of Year (000)                           $158,332    $196,514    $219,626    $233,421       $222,866

                                                                              CLASS B

                                                                         YEAR ENDED DECEMBER 31,
                                                           1994        1995        1996        1997        1998
Net Asset Value, Beginning of Year                        $12.11      $11.24      $13.08      $13.86       $14.15
                                                          ------      ------      ------      ------       ------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                       0.26        0.34        0.29        0.23         0.21
Net Realized and Unrealized
  Gain (Loss) on Investments                               (0.66)       2.46        1.74        2.03         0.74
                                                          ------      ------      ------      ------       ------
Total From Investment Operations                           (0.40)       2.80        2.03        2.26         0.95
                                                          ------      ------      ------      ------       ------
LESS DISTRIBUTIONS
Distributions From Net Investment Income                   (0.26)      (0.32)      (0.30)      (0.23)       (0.22)
Distributions From Net Realized Capital Gains              (0.21)      (0.64)      (0.95)      (1.74)       (1.48)
                                                          ------      ------      ------      ------       ------
Total Distributions                                        (0.47)      (0.96)      (1.25)      (1.97)       (1.70)
                                                          ------      ------      ------      ------       ------
Net Asset Value, End of Year                              $11.24      $13.08      $13.86      $14.15       $13.40
                                                          ======      ======      ======      ======       ======
TOTAL RETURN (%)(a)                                         (3.4)       25.3        16.3        16.7          7.3
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
 to Average Net Assets (%)                                  2.15        2.11        2.08        2.04         2.05
Ratio of Net Investment Income
 to Average Net Assets (%)                                  2.16        2.62        2.04        1.50         1.50
Portfolio Turnover Rate (%)                                   36          54          70          69           81
Net Assets, End of Year (000)                             $21,607     $40,361     $58,367     $76,558      $84,255

                                                                           Class C

                                                                     Year Ended December 31,
                                                           1995        1996        1997        1998

Net Asset Value, Beginning of Year                        $11.24      $13.05      $13.82      $14.10
                                                          ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                       0.35        0.29        0.23        0.21
Net Realized and Unrealized
  Gain (Loss) on Investments                                2.44        1.73        2.02        0.74
                                                          ------      ------      ------      ------
Total From Investment Operations                            2.79        2.02        2.25        0.95
                                                          ------      ------      ------      ------
LESS DISTRIBUTIONS
Distributions From Net Investment Income                   (0.34)      (0.30)      (0.23)      (0.22)
Distributions From Net Realized Capital Gains              (0.64)      (0.95)      (1.74)      (1.48)
                                                          ------      ------      ------      ------
Total Distributions                                        (0.98)      (1.25)      (1.97)      (1.70)
                                                          ------      ------      ------      ------
Net Asset Value, End of Year                              $13.05      $13.82      $14.10      $13.35
                                                          ======      ======      ======      ======
TOTAL RETURN (%)(a)                                         25.2        16.2        16.6         7.3
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
 to Average Net Assets (%)                                  2.11        2.08        2.04        2.05
Ratio of Net Investment Income
 to Average Net Assets (%)                                  2.62        2.04        1.50        1.50
Portfolio Turnover Rate (%)                                   54          70          69          81
Net Assets, End of Year (000)                               $718      $2,538      $4,596      $5,480

----------------------------------------------------------------------------------------------------------------

(a) A sales charge for Class A shares or a CDSC for Class B and C shares is not reflected in total return calculations.

[graphic omitted] FUND PERFORMANCE
                  ----------------
                  NEW ENGLAND VALUE FUND

----------------------------------------------------------------------------------------------------------------

                                                                                  CLASS A

                                                                           YEAR ENDED DECEMBER 31,
                                                          1994        1995        1996       1997        1998

Net Asset Value, Beginning of Year                       $ 7.87      $ 7.27      $ 8.78      $ 9.60      $10.14
                                                         ------      ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                               0.08        0.10        0.06        0.03        0.03(b)
Net Realized and Unrealized
  Gain (Loss) on Investments                              (0.19)       2.21        2.12        1.96        0.59
                                                         ------      ------      ------      ------      ------
Total From Investment Operations                          (0.11)       2.31        2.18        1.99        0.62
                                                         ------      ------      ------      ------      ------
LESS DISTRIBUTIONS
Distributions From Net Investment Income                  (0.08)      (0.09)      (0.06)      (0.02)      (0.02)
Distributions From Net Realized Capital Gains             (0.41)      (0.71)      (1.30)      (1.43)      (1.06)
                                                         ------      ------      ------      ------      ------
Total Distributions                                       (0.49)      (0.80)      (1.36)      (1.45)      (1.08)
                                                         ------      ------      ------      ------      ------
Net Asset Value, End of Year                             $ 7.27      $ 8.78      $ 9.60      $10.14      $ 9.68
                                                         ======      ======      ======      ======      ======
TOTAL RETURN (%)(a)                                        (1.4)       32.3        26.3        21.0         7.1
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
 to Average Net Assets (%)                                 1.37        1.37        1.31        1.25        1.26
Ratio of Net Investment Income
 to Average Net Assets (%)                                 1.00        1.22        0.78        0.28        0.29
Portfolio Turnover Rate (%)                                  29          52          64          55          75
Net Assets, End of Year (000)                            $190,869    $241,038    $297,581    $348,988    $317,902


                                                                                CLASS B

                                                                         YEAR ENDED DECEMBER 31,
                                                           1994        1995        1996        1997        1998
Net Asset Value, Beginning of Year                       $ 7.85      $ 7.23      $ 8.70      $ 9.47      $ 9.91
                                                         ------      ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                               0.04        0.05        0.01       (0.05)      (0.05)(b)
Net Realized and Unrealized
  Gain (Loss) on Investments                              (0.20)       2.18        2.07        1.92        0.58
                                                         ------      ------      ------      ------      ------
Total From Investment Operations                          (0.16)       2.23        2.08        1.87        0.53
                                                         ------      ------      ------      ------      ------
LESS DISTRIBUTIONS
Distributions From Net Investment Income                  (0.05)      (0.05)      (0.01)       0.00        0.00
Distributions From Net Realized Capital Gains             (0.41)      (0.71)      (1.30)      (1.43)      (1.06)
                                                         ------      ------      ------      ------      ------
Total Distributions                                       (0.46)      (0.76)      (1.31)      (1.43)      (1.06)
                                                         ------      ------      ------      ------      ------
Net Asset Value, End of Year                             $ 7.23      $ 8.70      $ 9.47      $ 9.91      $ 9.38
                                                         ======      ======      ======      ======      ======
TOTAL RETURN (%)(a)                                        (2.0)       31.3        25.4        20.0         6.3
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
 to Average Net Assets (%)                                 2.12        2.12        2.06        2.00        2.01
Ratio of Net Investment Income
 to Average Net Assets (%)                                 0.25        0.47        0.03       (0.47)      (0.46)
Portfolio Turnover Rate (%)                                  29          52          64          55          75
Net Assets, End of Year   (000)                          $13,830     $27,941     $48,210     $80,008     $86,243


                                                                              CLASS C

                                                                       YEAR ENDED DECEMBER 31,
                                                          1995          1996        1997        1998
Net Asset Value, Beginning of Year                       $ 7.23      $ 8.70      $ 9.46      $ 9.92
                                                         ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                               0.05        0.01       (0.05)(b)    (0.05)(b)
Net Realized and Unrealized
  Gain (Loss) on Investments                               2.18        2.06        1.94        0.58
                                                         ------      ------      ------      ------
Total From Investment Operations                           2.23        2.07        1.89        0.53
                                                         ------      ------      ------      ------
LESS DISTRIBUTIONS
Distributions From Net Investment Income                  (0.05)      (0.01)       0.00        0.00
Distributions From Net Realized Capital Gains             (0.71)      (1.30)      (1.43)      (1.06)
                                                         ------      ------      ------      ------
Total Distributions                                       (0.76)      (1.31)      (1.43)      (1.06)
                                                         ------      ------      ------      ------
Net Asset Value, End of Year                             $ 8.70      $ 9.46      $ 9.92      $ 9.39
                                                         ======      ======      ======      ======
TOTAL RETURN (%)(a)                                        31.3        25.2        20.2         6.3
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
 to Average Net Assets (%)                                 2.12        2.06        2.00        2.01
Ratio of Net Investment Income
 to Average Net Assets (%)                                 0.47        0.03       (0.47)      (0.46)
Portfolio Turnover Rate (%)                                  52          64          55          75
Net Assets, End of Year   (000)                          $1,224      $3,735      $6,527      $6,445
----------------------------------------------------------------------------------------------------------------
(a) A sales charge for Class A shares or a CDSC for Class B and C shares is not reflected in total return calculations.
(b) Per share net investment income (loss) has been calculated using the average shares outstanding during the year.

GLOSSARY OF TERMS

BID PRICE -- the price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

BOTTOM-UP APPROACH -- The search for outstanding performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.

CAPITAL GAIN DISTRIBUTIONS -- Payments to a Fund's shareholders of profits earned from selling securities in a Fund's portfolio. Capital gain distributions are usually paid once a year.


CREDIT RATING -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's or Moody's. Bonds with a credit rating of BBB or higher by S&P or Baa or higher by Moody's are generally considered investment grade.


DERIVATIVE -- A financial instrument whose value and performance is based on the value and performance of another security or financial instrument.

DISCOUNTED PRICE -- The difference between a bond's current market price and its face or redemption value.

DIVERSIFICATION -- The strategy of investing in a wide range of companies or industries to reduce the risk if an individual company or sector of the market suffers losses.

DIVIDEND YIELD -- The current or estimated annual dividend divided by the market price per share of a security.

DURATION -- A measure of how much a bond's price inversely fluctuates with changes in prevailing interest rates.

EARNINGS GROWTH -- A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

FUNDAMENTAL ANALYSIS -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysts consider past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, these analysts assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

GROWTH INVESTING -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

INCOME DISTRIBUTIONS -- Payments to a Fund's shareholders resulting from the net interest or dividend income earned by a Fund's portfolio.

INFLATION -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

INTEREST RATE -- rate of interest charged for the use of money, usually expressed at an annual rate.

MARKET CAPITALIZATION -- Market price multiplied by number of shares outstanding. Large capitalization companies generally have over $5 billion in market capitalization; medium cap companies between $1.5 billion and $5 billion; and small cap companies less than $1.5 billion. These capitalization figures may vary depending upon the index being used and/or the guidelines set by the portfolio manager.

MATURITY -- The final date on which the payment of a debt instrument (e.g. bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

NET ASSET VALUE (NAV) -- The market value of one share of a Fund on any given day without a front-end sales charge or CDSC. It is determined by dividing a Fund's total net assets by the number of shares outstanding.

PRICE-TO-BOOK RATIO -- Current market price of a stock divided by its book value, or net asset value.

PRICE-TO-EARNINGS RATIO -- Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price-to-earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different securities. Some firms use the inverse ratio for this calculation (i.e. earnings-to-price ratio).

RETURN ON EQUITY -- The amount, expressed as a percentage, earned on a company's common stock investment for a given period. It is calculated by dividing net income for the period after preferred stock dividends but before common stock dividends by the common stock equity (net worth) average for the accounting period. This tells common shareholders how effectively their money is being employed.

TECHNICAL ANALYSIS -- The research into the demand and supply for securities, options, mutual funds and commodities based on trading volume and price studies. Technical analysis uses charts or computer programs to identify and project price trends in a market, security, mutual fund or futures contract.

TOP-DOWN APPROACH -- The method in which an investor first looks at trends in the general economy, selects attractive industries and then companies that should benefit from those trends.

TOTAL RETURN -- The change in value of an investment in a Fund over a specific time period expressed as a percentage. Total returns assume all earnings are reinvested in additional shares of a Fund.

VALUE INVESTING -- A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

VOLATILITY -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

YIELD -- The rate at which a fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

YIELD-TO-MATURITY -- The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

[GRAPHIC OMITTED]

   IF YOU WOULD LIKE MORE INFORMATION ABOUT THE
FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE
                  UPON REQUEST:

     ANNUAL AND SEMIANNUAL REPORTS -- Provide additional information about each Fund's investments. Each report includes a discussion of
 the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

   STATEMENT OF ADDITIONAL INFORMATION (SAI) --                              NEW ENGLAND FUNDS
   Provides more detailed information about the                                 STOCK FUNDS
  Funds, has been filed with the Securities and
Exchange Commission and is incorporated into this                     New England Capital Growth Fund
             Prospectus by reference.                                     New England Growth Fund
                                                                   New England Growth and Income Fund
    TO ORDER A FREE COPY OF A FUND'S ANNUAL OR               (formerly New England Growth Opportunities Fund)
    SEMIANNUAL REPORT OR ITS SAI, CONTACT YOUR                           New England Balanced Fund
    FINANCIAL REPRESENTATIVE, OR THE FUNDS AT:                             New England Value Fund

              New England Funds, L.P.
                399 Boylston Street
            Boston, Massachusetts 02116
              Telephone: 800-225-5478
           Internet: www.mutualfunds.com

Your financial representative or New England Funds will also be happy to answer your questions or to provide any additional information that you may
                     require.

 You can review the Funds' reports and SAIs at the
   Public Reference Room of the Securities and
    Exchange Commission. Text-only copies are available free from the Commission's Web site at:
                   www.sec.gov.

 Copies of these publications are also available
    for a fee by writing or calling the Public
            Reference Room of the SEC,
            Washington, D.C. 20549-6009
              Telephone: 800-SEC(0330

 New England Funds, L.P., and other firms selling
  shares of New England Funds are members of the National Association of Securities Dealers, Inc.
 (NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program provides access to information about securities firms and their representatives.
Investors may obtain a copy by contacting the NASD
 at 800-289-9999 or by visiting their Web site at
                  www.NASDR.com.


                                                          (Investment Company Act File No. 811-4323)
                                                          (Investment Company Act File No. 811-242)

                                                                                                     XS51-0599

[Logo]
NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)
--------------------------------------------------------------------------------

NEW ENGLAND
STOCK AND STAR FUNDS

-----------------------------------------

CLASS Y SHARES OF:
LARGE-CAP EQUITY
    New England Capital Growth Fund
    New England Growth Fund
    New England Growth and Income Fund
      (formerly New England Growth Opportunities Fund)
    New England Balanced Fund
    New England Value Fund
SMALL-CAP EQUITY
    New England Star Small Cap Fund
ALL-CAP EQUITY
    New England Equity Income Fund
    New England Star Advisers Fund
    New England Star Worldwide Fund

-----------------------------------------

[graphic omitted]

                                                                    PROSPECTUS
                                                                    May 3, 1999

                                                       WHAT'S INSIDE

                                     [graphic omitted] GOALS, STRATEGIES & RISKS
                                                       PAGE 2

                                     [graphic omitted] FUND FEES & EXPENSES
                                                       PAGE 25

                                     [graphic omitted] MANAGEMENT TEAM
                                                       PAGE 28

                                     [graphic omitted] FUND SERVICES
                                                       PAGE 34

                                     [graphic omitted] FUND PERFORMANCE
                                                       PAGE 42

The Securities and Exchange Commission has not approved any Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

For general information on the Funds or any of their services and for assistance in opening an account, contact your financial representative or call New England Funds.

New England Funds
399 Boylston Street, Boston, Massachusetts 02116
800-225-5478

TABLE OF CONTENTS

             -------------------------------------------------------------------
             GOALS, STRATEGIES & RISKS
             -------------------------------------------------------------------
             New England Capital Growth Fund .............................     2
             New England Growth Fund .....................................     4
             New England Growth and Income Fund ..........................     6
             New England Balanced Fund ...................................     8
             New England Value Fund ......................................    10
             New England Equity Income Fund ..............................
             New England Star Small Cap Fund .............................    12
             New England Star Advisers Fund ..............................    16
             New England Star Worldwide Fund .............................    20

             -------------------------------------------------------------------
             FUND FEES & EXPENSES
             -------------------------------------------------------------------
             Fund Fees & Expenses ........................................    25

             -------------------------------------------------------------------
             MORE ABOUT RISK
             -------------------------------------------------------------------
             More About Risk .............................................    27

             -------------------------------------------------------------------
             MANAGEMENT TEAM
             -------------------------------------------------------------------
             Meet the Funds' Investment Advisers and Subadvisers .........    28
             Meet the Funds' Portfolio Managers ..........................    30

             -------------------------------------------------------------------
             FUND SERVICES
             -------------------------------------------------------------------
             It's Easy to Open an Account ................................    34
             Buying Shares ...............................................    35
             Selling Shares ..............................................    36
             Selling Shares in Writing ...................................    37
             Exchanging Shares ...........................................    38
             How Fund Shares Are Priced ..................................    39
             Dividends and Distributions .................................    40
             Tax Consequences ............................................    40
             Compensation to Securities Dealers ..........................    41

             -------------------------------------------------------------------
             FUND PERFORMANCE
             -------------------------------------------------------------------
             New England Capital Growth Fund .............................    42
             New England Growth Fund .....................................    43
             New England Growth and Income Fund ..........................    44
             New England Balanced Fund ...................................    45
             New England Value Fund ......................................    46
             New England Equity Income Fund ..............................
             New England Star Small Cap Fund .............................    47
             New England Star Advisers Fund ..............................    48
             New England Star Worldwide Fund .............................    49
             Glossary of Terms ...........................................    50

If you have any questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."
To learn more about the possible risks of investing in a Fund, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Funds may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

                                                               FUND FOCUS
                                                         Stability Income Growth
                                                         -----------------------
                                                    High                    X
                                                         --------- ------ ------
                                                    Mod.    X
                                                         --------- ------ ------
                                                    Low              X

[graphic omitted] GOALS, STRATEGIES & RISKS
                  -------------------------
                  NEW ENGLAND CAPITAL GROWTH FUND


Adviser:     New England Funds Management, L.P. ("NEFM")
Subadviser:  Westpeak Investment Advisors, L.P. ("Westpeak")
Manager:     Gerald H. Scriver
Category:    Large-Cap Equity

INVESTMENT GOAL

The Fund seeks long-term capital growth.

The Fund's investment goal may be changed without shareholder approval.

INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest substantially all of its assets in common stock of U.S. medium and large capitalization companies in any industry.

Westpeak constructs a portfolio of reasonably-priced growth stocks by combining its experience and judgment with a dynamic weighting process known as "portfolio profiling." The portfolio emphasizes the characteristics that Westpeak believes are most likely to be rewarded by the market in the period ahead. Using proprietary research based on economic, market and company specific information, Westpeak analyzes each stock and ranks them based on characteristics such as:

x earnings-to-price ratios
x earnings growth rates
x positive earnings surprises
x book-to-price ratios

In selecting investments for the Fund's portfolio, Westpeak employs the following strategy:

o It starts with the Russell 3000 Growth Index of about 1,800 stocks and generally eliminates stocks of companies below a $500 million market capitalization threshold. This creates an overall valuation universe of about 1,200 stocks, with approximately 90% from the Russell 1000 Growth Index (comprised of large and medium capitalization companies) and 10% from the Russell 2000 Growth Index (comprised of small capitalization companies).

o Next, it screens these stocks using fundamental growth and value criteria and calculates a "fundamental rank" for each stock. This rank reflects a historical analysis of the company using approximately 70 growth and value characteristics.

o All of the stocks are then screened using Wall Street analysts' projected earnings estimates for the company and each is assigned an "expectations rank." This rank accounts for the company's potential earnings revisions and "positive earnings surprises" (whether its business has the potential to improve in the near future).

o The final step is to calculate a "composite rank" for each stock by combining their fundamental and expectation ranks and to evaluate whether to buy, sell or hold a stock by comparing its composite rank to those of other stocks on a stock valuation matrix.

o The desired result is a portfolio of 75 to 125 stocks that Westpeak believes will produce the highest long-term returns consistent with the Fund's risk parameters.

The Fund may:
o  Hold up to 10% of its assets in smaller capitalization companies.

o Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and a higher level of capital gains, which may lower the Fund's return.

o Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its goal.

 A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS

EQUITY SECURITIES: Subject to market risks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Small capitalization companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the portfolio.

EVALUATING THE FUND'S PAST PERFORMANCE

The bar chart and table shown below give an indication of the risks of investing in New England Capital Growth Fund. The returns shown are those of the Fund's Class A, B and C shares which are not offered in this Prospectus. Class Y shares would have substantially similar annual returns because they would be invested in the same portfolio of securities as the Class A, B and C shares and would only differ to the extent that the classes do not have the same expenses. The Fund's past performance does not necessarily indicate how it will perform in the future. The Fund's current subadviser assumed that function on February 16, 1998. This chart and table reflect results achieved by the previous subadviser using different investment principles for periods prior to February 16, 1998.

The bar chart shows the Fund's total returns for Class A shares for each calendar year since its first full year of operations. The returns for the Class B and C shares differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

[Graphic Omitted]        [Total Return for Class A Shares]


                            1993                 7.9%
                            1994                -1.6%
                            1995                30.7%
                            1996                17.1%
                            1997                17.2%
                            1998                29.0%

/\ Highest Quarterly Return: Fourth Quarter 1998, up 24.3%
\/ Lowest Quarterly Return:  Third  Quarter 1998, down 11.7%

The table below shows the Fund's average annual total returns for the one-year, five-year and ten-year periods (or since the class' inception, if shorter) compared to those of the Russell 1000 Growth Index, an unmanaged subset of stocks from the larger Russell 1000 Index, selected for their greater growth orientation. They are also compared to the Lipper Growth Fund and Morningstar Large Growth Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charge that you may pay when you buy or redeem the Fund's shares. The Russell 1000 Growth Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper Growth Fund and Morningstar Large Growth Average returns have been adjusted for these expenses but do not reflect any sales charges.


-------------------------------------------------------------------------------------------------------------------
   AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------------------------------------------
   (for the periods ended December 31, 1998)                         PAST 1 YEAR  PAST 5 YEARS  SINCE INCEPTION
-------------------------------------------------------------------------------------------------------------------

   New England Capital Growth Fund: Class A (inception 8/3/92)          21.6%         16.5%          16.5%
        Russell 1000 Growth Index                                       38.7%         25.7%          21.3%
        Lipper Growth Fund Average (calculated from 8/6/92)             22.9%         18.7%          17.6%
        Morningstar Large Growth Average (calculated from 7/31/92)      35.8%         20.6%          19.3%

   New England Capital Growth Fund: Class B (inception 9/13/93)         23.2%         16.7%          16.6%
        Russell 1000 Growth Index                                       38.7%         25.7%          25.2%
        Lipper Growth Fund Average (calculated from 9/30/93)            22.9%         18.7%          18.1%
        Morningstar Large Growth Average (calculated from 9/30/93)      35.8%         20.6%          20.6%

   New England Capital Growth Fund: Class C (inception 12/30/94)        27.1%                        22.3%
        Russell 1000 Growth Index                                       38.7%                        32.2%
        Lipper Growth Fund Average                                      22.9%                        24.4%
        Morningstar Large Growth Average                                35.8%                        28.0%
-------------------------------------------------------------------------------------------------------------------


For the expenses of Class Y shares, see the section entitled "Fund Fees and Expenses."

                                                               FUND FOCUS
                                                         Stability Income Growth
                                                         -----------------------
                                                    High                    X
                                                         --------- ------ ------
                                                    Mod.
                                                         --------- ------ ------
                                                    Low     X         X

GOALS, STRATEGIES & RISKS
NEW ENGLAND GROWTH FUND


Adviser:     Capital Growth Management Limited Partnership ("CGM")
Manager:     G. Kenneth Heebner
Category:    Large-Cap Equity                     TICKER SYMBOL:   CLASS Y
                                                                   -------
                                                                    NEGYX


INVESTMENT GOAL

The Fund seeks long-term growth of capital through investment in equity securities of companies whose earnings are expected to grow at a faster rate than the United States economy.

INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest substantially all of its assets in equity securities. The Fund will generally invest in common stock of large capitalization companies that CGM expects will grow at a faster rate than the United States economy. When market conditions warrant, however, CGM may select stocks based upon overall economic factors such as the general economic outlook, the level and direction of interest rates and potential impact of inflation. The Fund will not invest in small capitalization companies.

In general, CGM seeks companies with the following characteristics, although not all of the companies selected will have these attributes:

x well-established with records of above-average growth x promise of maintaining their leadership positions in their industries x likely to benefit from internal revitalization or innovations, changes in consumer demand, or basic economic forces

Rather than following a particular style, CGM employs a flexible approach and seeks to take advantage of opportunities as they arise. In making an investment decision, CGM will generally employ the following methods:

o It uses a top-down approach, meaning that it analyzes the overall economic factors that may affect a potential investment.

o CGM then conducts a thorough analysis of certain industries and companies, evaluating the fundamentals of each on a case-by-case basis and focusing on companies that it determines are attractively valued.

o CGM's ultimate decision to purchase a security results from a thorough assessment of all of the information that CGM deems to be relevant at the time of investment.

o CGM will sell a stock if it determines that its investment expectations are not being met, if better opportunities are identified or if its price objective has been attained.

The Fund may:
o  Invest in foreign securities.

o  Invest in other investment companies.


o Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower your return.


o Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS

EQUITY SECURITIES: Subject to market risks. This means that you may lose money on your investment due to unpredictable drops in value or periods of below-average performance in a given stock or in the stock market as a whole. Although the Fund is diversified, its focused approach means that its relatively small number of holdings may result in greater share price fluctuations than a more diversified mutual fund.

INVESTMENTS IN OTHER INVESTMENT COMPANIES: May incur extra costs in addition to its own expenses.

FOREIGN SECURITIES: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro" currency.

EVALUATING THE FUND'S PAST PERFORMANCE

The bar chart and table shown below give an indication of the risks of investing in New England Growth Fund. The returns shown are those of the Fund's Class A, B and C shares which are not offered in this Prospectus. Class Y shares would have substantially similar annual returns because they would be invested in the same portfolio of securities as the Class A, B and C shares and would only differ to the extent that the classes do not have the same expenses. The Fund's past performance does not necessarily indicate how it will perform in the future.


The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years. The returns for Class B and C shares differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.


[Graphic Omitted]        [Total Return for Class A Shares]


                            1989                22.3%
                            1990                 5.1%
                            1991                56.7%
                            1992                -6.6%
                            1993                11.3%
                            1994                -7.1%
                            1995                38.1%
                            1996                20.9%
                            1997                23.5%
                            1998                33.4%

/\ Highest Quarterly Return: Fourth Quarter 1998, up 28.5%
\/ Lowest Quarterly Return:  Third Quarter 1998, down, 18.1%

The table below shows the Fund's average annual total returns for the one-year, five-year and ten-year periods (or since the class' inception if shorter) compared to those of the Standard & Poor's Composite Index of 500 Stocks ("S&P 500"), a market value-weighted, unmanaged index of common stock prices for 500 selected stocks. They are also compared to the Lipper Growth Fund and Morningstar Large Blend Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charges that you may pay when you buy or redeem the Fund's shares. The S&P 500 returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper Growth Fund Average and Morningstar Large Blend Average returns have been adjusted for these expenses but do not reflect any sales charges.


--------------------------------------------------------------------------------------------------------------  *Since inception
   AVERAGE ANNUAL TOTAL RETURNS
   (for the periods ended December 31, 1998)                      PAST 1 YEAR   PAST 5 YEARS  PAST 10 YEARS


   New England Growth Fund: Class A (inception 11/27/68)             25.7%         19.2%          17.6%
        S&P 500                                                      28.5%         24.0%          19.2%
        Lipper Growth Fund Average                                   22.9%         18.6%          16.7%
        Morningstar Large Blend Average                              21.8%         19.8%          16.4%

   New England Growth Fund: Class B (inception 2/28/97)              27.4%         23.7%*
        S&P 500                                                      28.5%         29.3%*
        Lipper Growth Fund Average                                   22.9%         23.5%*
        Morningstar Large Blend Average                              21.8%         23.8%*

   New England Growth Fund: Class C (inception 9/1/98)               21.2%*
        S&P 500                                                      24.6%*
        Lipper Growth Fund Average (calculated from 8/31/98)         29.9%*
        Morningstar Large Blend Average (calculated from 8/31/98)    26.3%*
--------------------------------------------------------------------------------------------------------------


For the expenses of Class Y shares, see the section entitled "Fund Fees & Expenses."

                                                               FUND FOCUS
                                                         Stability Income Growth
                                                         -----------------------
                                                    High                    X
                                                         --------- ------ ------
                                                    Mod.    X
                                                         --------- ------ ------
                                                    Low              X


GOALS, STRATEGIES & RISKS
NEW ENGLAND GROWTH
         AND INCOME FUND
(FORMERLY NEW ENGLAND GROWTH OPPORTUNITIES FUND)

Adviser:     New England Funds Management, L.P. ("NEFM")
Subadviser:  Westpeak Investment Advisors, L.P. ("Westpeak")
Manager:     Gerald H. Scriver
Category:    Large-Cap Equity                           TICKER SYMBOL:   CLASS Y
                                                                         -------
                                                                          NEOYX
INVESTMENT GOAL


The Fund seeks opportunities for long-term capital growth and income.

The Fund's investment goal may be changed without shareholder approval.

INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest substantially all its assets in common stock of large capitalization companies in any industry.

Westpeak constructs a portfolio of recognizable, reasonably-priced growth stocks by combining its experience and judgment with a dynamic weighting process known as "portfolio profiling." The portfolio emphasizes the characteristics that Westpeak feels are most likely to be rewarded by the market in the period ahead. Using proprietary research based on economic, market and company specific information, Westpeak analyzes each stock and ranks them based on characteristics such as:

x earnings-to-price ratios
x earnings growth rates
x positive earnings surprises
x book-to-price ratios
x dividend yield

In selecting investments for the Fund, Westpeak employs the following strategy:

o It starts with an initial universe of approximately 1,300 stocks of large capitalization companies and generally eliminates stocks of companies below a $1.4 billion market capitalization threshold. This creates an overall universe of about 900 stocks.

o Next, it screens these stocks using fundamental growth and value criteria and calculates a "fundamental rank" for each stock. This rank reflects a historical analysis of the company using approximately 70 growth and value characteristics.

o All of the stocks are then screened using Wall Street analysts' projected earnings estimates for the company and each is assigned an "expectations rank." This rank accounts for the company's potential earnings revisions and "positive earnings surprises" (whether its business has the potential to improve in the near future).

o The final step is to calculate a "composite rank" for each stock by combining their fundamental and expectation ranks and to evaluate whether to buy, sell or hold a stock by comparing its composite rank to those of other stocks on a stock valuation matrix;

o The desired result is a portfolio of 75 to 150 stocks, with a dividend yield that approximates that of the Standard & Poor's Composite Rank of 500 Stocks ("S&P 500"), which Westpeak believes will produce the highest long-term returns consistent with the portfolio's risk parameters.

The Fund may:
o Invest in foreign securities traded in U.S. markets (through American Depository Receipts ("ADRs") or stocks sold in U.S. dollars).


o Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower your return.


o Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS

EQUITY SECURITIES: Subject to market risks. This means that you may lose money on your investment due to unpredictable drops in value or periods of below-average performance in a given stock or in the stock market as a whole.

FOREIGN SECURITIES: ADRs may be more volatile than U.S. securities and carry political, economic and information risks that are associated with foreign securities.



EVALUATING THE FUND'S PAST PERFORMANCE


The bar chart and table shown below give an indication of the risks of investing in New England Growth and Income Fund. The returns shown are those of the Fund's Class C shares which are not offered in this Prospectus. Class Y shares would have substantially similar annual returns because they would be invested in the same portfolio of securities as the Class C shares and would only differ to the extent that the classes do not have the same expenses. The Fund also offers Class A and B shares in a separate prospectus. The Fund's past performance does not necessarily indicate how it will perform in the future. The Fund's current subadviser assumed that function on May 1, 1995. This chart and table reflect results achieved by the previous subadviser using different investment principles for periods prior to May 1, 1995.

The bar chart shows the Fund's total returns for Class C shares since its first full year of operations. The returns for Class A, B and Y shares differ from the Class C returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

[Graphic Omitted]        [Total Return for Class C Shares]

                            1996                16.3%
                            1997                32.6%
                            1998                22.9%

/\ Highest Quarterly Return: Fourth Quarter 1998, up 18.8%
\/ Lowest Quarterly Return: Third Quarter 1998, down 12.4%

The table below shows the Fund's average annual total returns for the one-year and since-inception periods compared to those of the S&P 500, a market value-weighted, unmanaged index of common stock prices of 500 selected stocks. They are also compared to the Lipper Growth & Income and Morningstar Large Value Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charge that you may pay when you buy or redeem the Fund's shares. The S&P 500 returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper Growth & Income Average and Morningstar Large Value Average returns have been adjusted for these expenses but do not reflect any sales charges.

------------------------------------------------------------------------------------------------------------------------
   AVERAGE ANNUAL TOTAL RETURNS
   (for the periods ended December 31, 1998)                                PAST 1 YEAR   SINCE INCEPTION

   New England Growth and Income Fund: Class C (inception 5/1/95)              21.9%           25.1%
        S&P 500                                                                28.5%           29.3%
        Lipper Growth & Income Average (calculated from 4/30/95)               15.6%           22.6%
        Morningstar Large Value Average (calculated from 4/30/95)              12.3%           21.6%
------------------------------------------------------------------------------------------------------------------------


For the expenses of Class Y shares, see the section entitled "Fund Fees and Expenses."

                                                               FUND FOCUS
                                                         Stability Income Growth
                                                         -----------------------
                                                    High
                                                         --------- ------ ------
                                                    Mod.    X        X       X
                                                         --------- ------ ------
                                                    Low

GOALS, STRATEGIES & RISKS
NEW ENGLAND BALANCED FUND


Adviser:     New England Funds Management, L.P. ("NEFM")
Subadviser:  Loomis, Sayles & Company, L.P. ("Loomis Sayles")
Managers:    Equity: Jeff Wardlow and Gregg Watkins
             Fixed Income: Meri Anne Beck, John Hyll and Barr Segal
Category:    Large-Cap Equity
                                                        TICKER SYMBOL:   CLASS Y
                                                                         -------
                                                                          NEBYX


INVESTMENT GOAL

The Fund seeks a reasonable long-term investment return from a combination of long-term capital appreciation and moderate current income.

INVESTMENT STRATEGIES

Generally, the Fund will invest appoximately 65% of its assets in equity securities and approximately 35% of its assets in fixed-income securities. It principally invests in dividend-paying common stocks of quality, large capitalization companies of any industry and investment grade bonds. Loomis Sayles uses a flexible approach to seek investments with the following characteristics, although not all of the companies selected will have these attributes:

EQUITY SECURITIES:
x discounted price compared to its current value x below-average price-to-earnings ratios x competitive current and estimated dividend yield x attractive 5-year estimated earnings growth

FIXED-INCOME SECURITIES:
x greater yield-to-maturity than appropriate benchmarks x maturities typically between 1 and 30 years x investment grade bonds x controlled duration variance compared to index

In order to maintain a balanced, flexible portfolio of investments, Loomis Sayles employs the following strategy:

o Depending on Loomis Sayles' view of the economic outlook, the Fund may invest more heavily in either equity or fixed-income securities. However, the Fund will always invest a minimum of 50% of its assets in equity securities and a minimum of 25% of its assets in fixed-income securities.

o It selects stocks from a universe of approximately 1,400 companies, primarily those with a market capitalization in excess of $2 billion. It then uses a proprietary valuation model to rank stocks based on valuation, earnings estimate revisions and quality. Fundamental research is then used to identify what Loomis Sayles believes are the most attractive 60 to 75 stocks for purchase by the Fund.

o It selects bonds by placing a greater emphasis on security and sector selection than interest rate anticipation. It conducts extensive research and credit analysis of over 600 corporate issuers and assigns each a proprietary rating. It combines these ratings with internal policy limitations to select bonds for the Fund.

o Loomis Sayles will sell a stock when its price objective has been attained, its fundamentals deteriorate or when more attractive opportunities are identified. It sells bonds depending on expected credit deterioration or when it identifies other securities with better total returns going forward.

The Fund may also invest in:

o  Foreign securities.

o  Mortgage- and asset-backed securities.

o  Zero-coupon bonds and when-issued securities.

o Money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS

EQUITY SECURITIES: Subject to market risks. This means that you may lose money on your investment due to unpredictable drops in value or periods of below-average performance in a given stock or in the stock market as a whole.

FOREIGN SECURITIES: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro" currency.

FIXED-INCOME SECURITIES: Subject to credit risk, interest rate risk and liquidity risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due and includes the risk of default. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.

MORTGAGE- AND ASSET-BACKED SECURITIES: Subject to prepayment risk. With prepayment, the Fund may reinvest the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a realized loss when there is a prepayment of securities that were purchased at a premium.

EVALUATING THE FUND'S PAST PERFORMANCE

The bar chart and table shown below give an indication of the risks of investing in New England Balanced Fund. The Fund's past performance does not necessarily indicate how it will perform in the future.

The bar chart shows the Fund's total returns for Class Y shares for each calendar year since it first offered Class Y shares. The returns for the Class A, B and C shares are generally lower than the Class Y returns shown in the bar chart because of the sales charges and higher expenses of those classes.

[Graphic Omitted]        [Total Return for Class Y Shares]


                            1995                26.8%
                            1996                17.6%
                            1997                18.1%
                            1998                 8.6%

/\ Highest Quarterly Return: Second Quarter 1997, up 10.3%
\/ Lowest Quarterly Return:  Third Quarter 1998, down 6.3%


The table below shows the Fund's average annual total returns for the one-year and since-inception periods compared to those of a blend of the Standard & Poor's Composite Index of 500 Stocks ("S&P 500") and the Lehman Government/ Corporate Bond Index ("S&P/Lehman G/C Blend"). This index is represented by a 65% weighting in the S&P 500 and a 35% weighting in the Lehman G/C Index. Indices are rebalanced to 65% / 35% at the end of each year. The returns are also compared to the Lipper Balanced and Morningstar Domestic Hybrid Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect the expenses of the Fund's Class Y shares. The S&P/Lehman G/C Blend returns have not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments. The Lipper Balanced Average and the Morningstar Domestic Hybrid Average returns have been adjusted for these expenses.

-----------------------------------------------------------------------------------------------------------
   AVERAGE ANNUAL TOTAL RETURNS
   (for the periods ended December 31, 1998)                               PAST 1 YEAR   SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------

   New England Balanced Fund: Class Y (inception 3/8/94)                       8.6%           13.8%
        S&P/Lehman G/C Blend (Lehman calculated from 3/31/94)                 21.5%           20.1%
        Lipper Balanced Average (calculated from 3/31/94)                     13.5%           15.3%
        Morningstar Domestic Hybrid Average (calculated from 3/31/94)         12.1%           14.1%
-----------------------------------------------------------------------------------------------------------


 *For actual past expenses of Class Y shares, see the section entitled "Fund Fees and Expenses."

                                                               FUND FOCUS
                                                         Stability Income Growth
                                                         -----------------------
                                                    High                    X
                                                         --------- ------ ------
                                                    Mod.    X
                                                         --------- ------ ------
                                                    Low              X

GOALS, STRATEGIES & RISKS
NEW ENGLAND VALUE FUND

Adviser:     New England Funds Management, L.P. ("NEFM")
Subadviser:  Loomis, Sayles & Company, L.P. ("Loomis Sayles")
Managers:    Jeff Wardlow and Lauriann Kloppenburg
Category:    Large-Cap Equity                           TICKER SYMBOL:   CLASS Y
                                                                         -------
                                                                          NEVYX
INVESTMENT GOAL

The Fund seeks a reasonable long-term investment return from a combination of market appreciation and dividend income from equity securities.

INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest substantially all of its assets in equity securities. The Fund primarily invests in common stock of large capitalization companies of various industries, although investment in any one industry is limited to 10% of the Fund's assets.

Loomis Sayles uses non-technical, fundamental research in a value-oriented selection process to seek companies with the following characteristics, relative to the Russell 1000 Value Index, although not all of the companies selected will have these attributes:

x low price-to-earnings ratios based on earnings estimates x competitive return on equity x competitive current and estimated dividend yield x high 5-year estimated earnings growth

In selecting investments for the Fund, Loomis Sayles employs the following strategy:

o It starts with a universe of approximately 1,400 companies, primarily those with a market capitalization in excess of $2 billion.

o Stocks are then ranked using the Loomis Sayles proprietary valuation model based on low price-to-earnings ratios, earnings estimate revisions and quality.

o Stocks that rank in the top third of the valuation model become prime candidates for purchase and receive a more intensive fundamental research effort.

o The Fund's portfolio is constructed by choosing approximately 60 to 70 stocks which Loomis Sayles believes offer the best combination of attractive valuation characteristics and positive fundamentals.

o The portfolio construction process also attempts to minimize risk through careful evaluation of diversification and other risk factors.

o Loomis Sayles will generally sell a stock when its price objective has been attained, if its fundamentals deteriorate, or when a stock with greater potential is identified.

The Fund may:

o  Invest in foreign securities.

o Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS

EQUITY SECURITIES: Subject to market risks. This means that you may lose money on your investment due to unpredictable drops in value or periods of below-average performance in a given stock or in the stock market as a whole.

FOREIGN SECURITIES: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro" currency.

EVALUATING THE FUND'S PAST PERFORMANCE

The bar chart and table shown below give an indication of the risks of investing in New England Value Fund. The Fund's past performance does not necessarily indicate how it will perform in the future.

The bar chart shows the Fund's total returns for Class Y shares for each calendar year since it first offered Class Y shares. The returns for the Class A, B and C shares are generally lower than the Class Y returns shown in the bar chart because of the sales charges and higher expenses of those classes.

[Graphic Omitted]        [Total Return for Class Y Shares]


                            1995                32.8%
                            1996                26.4%
                            1997                21.3%
                            1998                 7.4%

/\ Highest Quarterly Return: Third Quarter 1998, up 17.6%
\/ Lowest Quarterly Return:  Fourth Quarter 1998, down 15.1%


The table below shows the Fund's average annual total returns for the one-year and since-inception periods compared to those of the Russell 1000 Value Index, an unmanaged subset of stocks from the larger Russell 1000 Index, selected for their greater value orientation. The returns are also compared to the Lipper Growth & Income and Morningstar Large Value Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect the expenses of the Fund's Class Y shares. The Russell 1000 Value Index returns have not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments. The Lipper Growth & Income Average and the Morningstar Large Value Average returns have been adjusted for these expenses.

---------------------------------------------------------------------------------------------------------------------------
   AVERAGE ANNUAL TOTAL RETURNS
   (for the periods ended December 31, 1998)                             PAST 1 YEAR    SINCE INCEPTION


   New England Value Fund: Class Y (inception 3/31/94)                       7.4%             18.5%
        Russell 1000 Value Index                                            15.6%             23.0%
        Lipper Growth & Income Average                                      15.6%             20.3%
        Morningstar Large Value Average                                     12.3%             19.6%
---------------------------------------------------------------------------------------------------------------------------


For actual past expenses of Class Y shares, see the section entitled "Fund Fees and Expenses."

                                                               FUND FOCUS
                                                         Stability Income Growth
                                                         --------- ------ ------
                                                    High             X
                                                         --------- ------ ------
                                                    Mod.    X               X
                                                         --------- ------ ------
                                                    Low

GOALS, STRATEGIES & RISKS
NEW ENGLAND EQUITY INCOME FUND

Adviser:     New England Funds Management, L.P. ("NEFM")
Subadviser:  Loomis, Sayles & Company, L.P. ("Loomis Sayles")
Managers:    Peter B. Ramsden and Tom A. Kolefas
Category:    All-Cap Equity

INVESTMENT GOAL

The Fund seeks current income and capital growth.

The Fund's investment goal may be changed without shareholder approval.

INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its assets in dividend-paying common or preferred stocks.

Loomis Sayles uses a highly disciplined research methodology and a value-based stock selection process to seek companies with the following characteristics, although not all of the companies selected will have these attributes:

x discounted price compared to its current value x favorable earnings growth potential x below-average price-to-earnings ratios x dividend yield greater than that of the Standard & Poor's Composite Index of
   500 Stocks ("S&P 500")
x  positive cash flows
x  strong internal management

In selecting investments for the Fund, Loomis Sayles employs the following strategy:

o It starts with proprietary investment research to form a universe of 1,800 companies. This research consists of broad, in-depth coverage including regular contact with company management, near and long-term projections on company fundamentals and evaluations of financial strength.

o Next, Loomis Sayles places each company through a series of quantitative valuation and financial strength screens that creates what it believes to be an "advantaged universe" of 150 to 200 stocks. These screens attempt to identify undervalued companies with above-average financial and operating strength.

o Loomis Sayles then narrows this universe to between 60 and 75 stocks using a subjective measure of each company to identify stocks with a significant "valuation gap." This gap is the difference between the market's perception of a stock's value and its underlying fundamental value, supported by asset values, earnings and cash flow streams. This list is then further scrutinized to identify companies whose management is working actively to close this gap.

o The final result of this process is a diversified portfolio of 30 to 40 stocks. The Fund will not place more than 15% of its assets in any one industry.

o Loomis Sayles will sell a stock when its earnings yield falls below the market average, or if its fundamental outlook is deteriorating. When a security underperforms the market by 15% or more within three months of purchase, it is reviewed for possible sale.

The Fund may also invest in:

o  Non-dividend paying stocks.

o  Foreign securities.

o  When-issued securities.

o Money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS


EQUITY SECURITIES: Subject to market risks. This means that you may lose money on your investment due to unpredictable drops in value or periods of below-average performance in a given stock or in the stock market as a whole. Small capitalization companies may be subject to more abrupt price movements, limited markets and less liquidity than larger more established companies, which could adversely affect the value of the portfolio.


FOREIGN SECURITIES: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro" currency.

EVALUATING THE FUND'S PAST PERFORMANCE

The bar chart and table shown below give an indication of the risks of investing in New England Equity Income Fund. The returns shown are those of the Fund's Class A, B and C shares which are not offered in this Prospectus. Class Y shares would have substantially similar annual returns because they would be invested in the same portfolio of securities as the Class A, B and C shares and would only differ to the extent that the classes do not have the same expenses. The Fund's past performance does not necessarily indicate how it will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each calendar year since its first full year of operations. The returns for Class B and C shares differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

[Graphic Omitted]        [Total Return for Class A Shares]


                            1996                26.6%
                            1997                22.6%
                            1998                 2.7%

/\ Highest Quarterly Return: Second Quarter 1997, up 11.7%
\/ Lowest Quarterly Return:  Third Quarter 1998, down 13.1%


The table below shows the Fund's average annual total returns for the one-year and since-inception periods compared to those of the S&P 500, a market value-weighted, unmanaged index of common stock prices for 500 selected stocks. They are also compared to the Lipper Equity Income and Morningstar Large Value Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not directly invest in an index. The Fund's total returns reflect its expenses and the maximum sales charges that you may pay when you buy or redeem the Fund's shares. The S&P 500 returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper Equity Income Average and Morningstar Large Value Average returns have been adjusted for these expenses but do not reflect any sales charges.

---------------------------------------------------------------------------------------------------------
   AVERAGE ANNUAL TOTAL RETURNS
   (for the periods ended December 31, 1998)                            PAST 1 YEAR   SINCE INCEPTION


   New England Equity Income Fund: Class A (inception 11/28/95)            -3.2%           15.3%
        S&P 500                                                            28.5%           28.1%
        Lipper Equity Income Average (calculated from 11/30/95)            10.9%           18.9%
        Morningstar Large Value Average (calculated from 11/30/95)         12.3%           19.9%

   New England Equity Income Fund: Class B (inception 9/15/97)             -3.0%            1.3%
        S&P 500                                                            28.5%           27.2%
        Lipper Equity Income Average (calculated from 9/30/97)             10.9%           10.6%
        Morningstar Large Value Average (calculated from 9/30/97)          12.3%           10.3%

   New England Equity Income Fund: Class C (inception 9/15/97)              1.0%            4.5%
        S&P 500                                                            28.5%           27.2%
        Lipper Equity Income Average (calculated from 9/30/97)             10.9%           10.6%
        Morningstar Large Value Average (calculated from 9/30/97)          12.3%           10.3%
---------------------------------------------------------------------------------------------------------


For the expenses of Class Y shares, see the section entitled, "Fund Fees and Expenses."

                                                               FUND FOCUS
                                                         Stability Income Growth
                                                         --------- ------ ------
                                                    High                    X
                                                         --------- ------ ------
                                                    Mod.
                                                         --------- ------ ------
                                                    Low      X        X


[graphic omitted] GOALS, STRATEGIES & RISKS
                  NEW ENGLAND STAR SMALL CAP FUND


ADVISER:      New England Funds Management, L.P. ("NEFM")
SUBADVISERS:  Harris Associates L.P. ("Harris Associates")
              Loomis, Sayles & Company, L.P. ("Loomis Sayles")
              RS Investment Management, L.P.
              ("RS Investment Management")
              Montgomery Asset Management, LLC ("Montgomery")
CATEGORY:     Small-Cap Equity


INVESTMENT GOAL

The Fund seeks capital appreciation.

The Fund's investment goal may be changed without shareholder approval.

INVESTMENT STRATEGIES

The Fund seeks to attain its goal by investing primarily in equity securities of small capitalization companies. The Fund's potential investment universe includes companies whose total market capitalization, at the time of purchase, falls within the range of the Russell 2000 Index. The Fund may, however, invest in companies with larger capitalizations.

NEFM allocates capital invested in the Fund equally among the four subadvisers set forth above. Each subadviser manages its segment of the Fund's assets in accordance with its own investment style and strategy. Although the Fund primarily invests in equity securities, it may also:


o Invest up to 35% of its assets in fixed-income securities, including U.S. government bonds as well as lower-quality debt securities.

o  Invest in convertible preferred stock and convertible debt securities.

o Purchase U.S. government securities, certificates of deposit, commercial paper, and/or high quality fixed-income securities or hold cash for temporary defensive purposes in response to adverse market, economic or political conditions. Such positions may prevent the Fund from achieving its goal.

o Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and higher levels of taxable capital gains, which may lower your return.


o  Invest in real estate investment trusts (REITs).

o  Enter into options, futures and currency hedging transactions.

For more detailed information on each subadviser's investment strategies please refer to the section entitled "Star Small Cap Fund - More On Investment Strategies."


A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).


PRINCIPAL INVESTMENT RISKS OF THE STAR SMALL CAP FUND


EQUITY SECURITIES: Subject to market risks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Small capitalization companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which may adversely affect the value of the portfolio.


FOREIGN SECURITIES: May be affected by foreign currency fluctuations, higher volatility than U.S securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro" currency. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

FIXED-INCOME SECURITIES: Subject to credit risk, interest rate risk and liquidity risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due and includes the risk of default. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Lower-quality fixed-income securities may be subject to these risks to a greater extent than other fixed-income securities.

REITS: Subject to changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages.

EVALUATING THE FUND'S PAST PERFORMANCE

The bar chart and table shown below give an indication of the risks of investing in New England Star Small Cap Fund. The returns shown are those of the Fund's Class A, B and C shares which are not offered in this Prospectus. Class Y shares would have substantially similar annual returns because they would be invested in the same portfolio of securities as the Class A, B and C shares and would only differ to the extent that the classes do not have the same expenses. The Fund's past performance does not necessarily indicate how it will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each calendar year since its first full year of operations. The return for Class B and C shares differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

[Graphic Omitted]        [Total Return for Class A Shares]


                            1997                27.0%
                            1998                 2.1%

/\ Highest Quarterly Return: Fourth Quarter 1998, up 25.9%
\/ Lowest Quarterly Return:  Third Quarter 1998, down 22.9%

The table below shows the Fund's average annual total returns for the one-year and since-inception periods compared to those of the Russell 2000 Index, a market value-weighted, unmanaged index of small company common stocks. The returns are also compared to the Lipper Small Cap Fund and Morningstar Small Growth Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund, as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charge that you may pay when you buy or redeem the Fund's shares. The Russell 2000 Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper Small Cap Fund and Morningstar Small Growth Average returns have been adjusted for these expenses but do not reflect any sales charges.


------------------------------------------------------------------------------------- *The inception date of the Fund's
   AVERAGE ANNUAL TOTAL RETURNS                                                       Class A, B and C shares is
   (for the periods ended December 31, 1998)      PAST 1 YEAR    SINCE INCEPTION*     December 31, 1996.


   New England Star Small Cap Fund: Class A          -3.8%            10.5%
   New England Star Small Cap Fund: Class B          -3.7%            11.2%
   New England Star Small Cap Fund: Class C           0.3%            13.0%
        Russell 2000 Index                           -2.5%             9.2%
        Lipper Small Cap Fund Average                -0.3%             9.6%
        Morningstar Small Growth Average              4.8%            10.8%
-------------------------------------------------------------------------------------


For the expenses of Class Y shares, see the section entitled "Fund Fees & Expenses."

GOALS, STRATEGIES & RISKS
STAR SMALL CAP FUND -
MORE ON INVESTMENT STRATEGIES

The Fund's portfolio is divided among four different subadvisers set forth below. These subadvisers pursue the Fund's overall goal by employing the strategies and techniques described below.

HARRIS ASSOCIATES

Harris Associates uses a value-oriented investment philosophy to arrive at its opinion of a company's "true business value." This philosophy is based upon its belief that over time a stock's market price and value will converge. Harris Associates believes that this philosophy provides the best opportunity to achieve long term capital growth and therefore it uses this philosophy to identify companies with the following characteristics, although not all of the companies selected by Harris Associates will have these attributes:


           x Discounted share price compared to "true business value"
          x Positive free cash flow     x Competitive return on equity
   x High level of insider ownership     x Favorable earnings growth potential


In making investment decisions for its segment of the Fund, Harris Associates generally employs the following methods:


o Harris Associates uses a fundamental bottom-up investment approach. This means that Harris focuses on individual companies rather than macroeconomic factors or specific industries. Each company is analyzed on a case-by-case basis to select those which meet Harris' standards of quality and value.
o Harris Associates analysts typically look for companies that generate free cash flow, review a company's market value compared to other companies, visit companies and talk to various industry sources.
o Once Harris Associates determines that a stock sells at a significant discount to its potential value, it will consider that stock for purchase by analyzing the quality and motivation of the company's management as well as the company's market position within its industry.
o Investments are continuously monitored by both analysts and a pricing committee that sets specific "buy" and "sell" targets for each company. These targets are repeatedly adjusted to reflect changes in a company's fundamentals. Harris Associates will generally buy a stock for its segment of the Fund when it sells for a price below 60% of its estimated worth, and will generally sell a stock when it approaches 90% of its estimated worth.


LOOMIS SAYLES

Under normal market conditions, Loomis Sayles will invest at least 65% of its segment's total assets in equity securities of companies with market capitalizations that, at the time of purchase fall within the capitalization range of those companies constituting the Russell 2000 Index. Loomis Sayles may also invest up to 35% of its assets in companies with larger capitalization levels.

This segment of the Star Small Cap Fund focuses on rapidly growing companies which Loomis Sayles believes have the potential for strong revenue growth, rising profit margins and accelerating earnings growth. The stock selection process uses a bottom-up approach that Loomis Sayles believes emphasizes companies which possess the best growth prospects. Loomis Sayles uses this approach to identify companies with the following characteristics, although not all of the companies selected will have these attributes:

           x New and/or distinctive products, technologies or services

        x Expected growth of at least 20% per year driven by strong sales and improving profitability

     x Strong, experienced management with the vision and the capability to grow a large, profitable organization

In making investment decisions, Loomis Sayles generally employs the following methods:

o It begins with a universe of approximately 3,000 companies that generally fall within the market capitalization range of those companies constituting the Russell 2000 Index.


o Next, the portfolio managers with the assistance and guidance of the Loomis Sayles' analysts evaluate this universe through screening techniques to determine which companies appear to offer the best earnings growth prospects.


o Once Loomis Sayles determines that a company may have the potential for earnings growth and rising profitability, it considers that company's stock for purchase. This process includes analysis of the company's income statements and balance sheets, an assessment of the quality of its management team as well as the company's competitive position.

o Out of the remaining candidates, Loomis Sayles builds a diversified portfolio of small cap growth securities. The portfolio's holdings are generally equally weighted, although under certain circumstances such as low liquidity or lack of near term earnings prospects, positions will be reduced. Under normal market conditions, the portfolio remains fully invested with less than 5% of its assets held as cash.

o Investments are continuously monitored by the Loomis Sayles small cap growth team. Any erosion in the fundamental characteristics of portfolio holdings may result in the sale of that security. Additionally, securities are sold when they are no longer deemed to be small cap - typically when the market capitalization of the company exceeds $2 billion. Finally, stocks may be sold if a better opportunity is identified by the portfolio managers.


RS INVESTMENT MANAGEMENT

RS Investment Management pursues the Fund's objective by selecting securities for its segment based on a flexible, research driven, bottom-up approach to value recognition and trend analysis. Stock selection focuses on growth that is expected to drive earnings and valuations higher over the one to three year time horizon. The catalysts that spur growth in these small companies may consist of:

               x A new product launch     x A new management team

      x Expansion into new markets     x Realization of undervalued assets


In making investment decisions, RS Investment Management generally employs the following methods:

o First, RS Investment Management begins with a broad universe of companies which it believes possess the prospect for superior long-term growth.
o It identifies this initial universe of potential investments by conducting proprietary, fundamental research, focusing on a company's level of available cash, its existing cash flow rate, its price-to-earnings ratio and the company's expected return on capital.
o Next, RS Investment Management evaluates the company's management teams to identify how they allocate the company's capital as well as to discern the sources and management's intended use of cash.
o RS Investment Management will then consider the current stock price relative to its future price projections. Only after this thorough analysis has been made will RS Investment Management make a decision to buy a particular stock.
o RS Investment Management considers selling or initiating the sell process when
        -  A stock has reached the price objective set by RS Investment
           Management;
        - A stock declines 15% from the original purchase price. If this occurs, RS Investment Management will generally sell a portion of the position and reevaluate the company to ensure that a growth catalyst remains.

        - Negative fundamental changes occur relating to management, product definition or economic environment.

        -  More attractive opportunities are identified.

MONTGOMERY

Montgomery seeks capital appreciation by investing in growth-oriented U.S. small capitalization companies whose stock price appears to be undervalued relative to their growth potential. Potential investments are rigorously analyzed and subjected to the following three steps of its investment process:

        x Quantitative screen identifying growth-oriented companies with improving business fundamentals

     x Fundamental analysis to determine the long-term sustainability of the company's growth characteristics

       x Valuation to ensure that the company's growth prospects have not yet been discovered by the market

In making investment decisions, Montgomery generally employs the following methods:

o First, it uses a quantitative screen to identify growth oriented companies. This screening process provides the means for narrowing a very large universe of companies to a smaller universe of companies which display the characteristics that Montgomery desires. Montgomery begins with a database of over 2,000 companies which is continuously updated with the most current financial information on such companies. After identifying those companies with the market capitalizations desired (generally less than $1.5 billion), Montgomery's proprietary interface allows it to quickly visualize changes in revenue and earnings growth and generate a research pipeline of companies that appear to have improving business fundamentals.
o Once those companies displaying desirable quantitative characteristics are identified, Montgomery performs fundamental analysis to validate the nature and sustainability of the observed trends in revenues and earnings.
o Montgomery uses several valuation measures for those companies that pass both the quantitative screen and the qualitative analysis. Montgomery compares each company's price-to-earnings ratio to its earnings-per-share growth rate. It invests in companies selling at substantial discounts to their earnings growth rates and sells its investments in companies trading at a premium to their earnings growth rates. Montgomery also compares each company's price-to-earnings, price-to-sales and price-to-cash flow ratios to its industry group. Each investment selected by Montgomery must be inexpensive versus its internal growth rate on an absolute basis and relative to its peer group.
o Investments are continuously monitored by analysts and portfolio managers. The analysts along with portfolio managers will evaluate the companies to determine whether they continue to possess the fundamental characteristics for growth which made them a candidate for purchase originally.
o Montgomery will sell a stock when its return objective has been achieved and the stock is no longer attractive on a valuation basis. Earnings disappointments, fundamental outlook deterioration and more appealing investment opportunities also trigger sell decisions.

                                                               FUND FOCUS
                                                         Stability Income Growth
                                                         -----------------------
                                                    High                    X
                                                         --------- ------ ------
                                                    Mod.
                                                         --------- ------ ------
                                                    Low      X        X

GOALS, STRATEGIES & RISKS
NEW ENGLAND STAR ADVISERS FUND


Adviser:     New England Funds Management, L.P. ("NEFM")
Subadvisers: Harris Associates L.P. ("Harris Associates")
             Loomis, Sayles & Company, L.P. ("Loomis Sayles")
             Janus Capital Corporation ("Janus")
             Founders Asset Management LLC ("Founders")
Category:    All-Cap Equity                             Ticker Symbol:   CLASS Y
                                                                         -------
                                                                         NESYX
INVESTMENT GOAL


The Fund seeks long term growth of capital.

The Fund's investment goal may be changed without shareholder approval.

INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest substantially all of its assets in equity securities. NEFM allocates capital invested in the Fund equally among the four subadvisers set forth above. Each subadviser manages its segment of the Fund's assets in accordance with its own investment style and strategy. Although the Fund primarily invests in equity securities, it may also:

o Hold securities of foreign issuers traded over the counter or on foreign exchanges, including securities in emerging markets.


o Invest in fixed-income securities, including U.S. government bonds and lower-quality corporate bonds.

o  Invest in real estate investment trusts ("REITs").

o Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and higher levels of taxable capital gains, which may lower your return.

o Purchase U.S. government securities, certificates of deposit, commercial paper, and/or high quality debt securities or hold cash for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its goal.


o  Invest in convertible preferred stock and convertible debt securities.

o Enter into options, futures, swap contracts and currency hedging transactions.

For more detailed information on each subadviser's investment strategies please refer to the section entitled "Star Advisers Fund - More On Investment Strategies."


A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).


PRINCIPAL INVESTMENT RISKS OF THE STAR ADVISERS FUND


EQUITY SECURITIES: Subject to market risks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Small capitalization companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which may adversely affect the value of the portfolio.


FIXED-INCOME SECURITIES: Subject to credit risk, interest rate risk and liquidity risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due and includes the risk of default. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Lower-quality fixed-income securities may be subject to these risks to a greater extent than other fixed-income securities.

FOREIGN SECURITIES: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro" currency. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

REITS: Subject to changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages.

EVALUATING THE FUND'S PAST PERFORMANCE

The bar chart and table shown below give an indication of the risks of investing in New England Star Advisers Fund. The Fund's past performance does not necessarily indicate how it will perform in the future.

The bar chart shows the Fund's total returns for Class Y shares for each calendar year since it first offered Class Y shares. The returns for Class A, B and C shares are generally lower than the Class Y returns shown in the bar chart because of the sales charges and higher expenses of those classes.

[Graphic Omitted]        [Total Return for Class Y Shares]


                            1995                34.8%
                            1996                19.6%
                            1997                20.5%
                            1998                19.6%


/\ Highest Quarterly Return: Fourth Quarter 1998, up 20.7%
\/ Lowest Quarterly Return:  Third Quarter 1998, down 13.2%


The table below shows the Fund's average annual total returns for the one-year and since-inception periods compared to those of the Standard & Poor's Composite Index of 500 Stocks ("S&P 500"), a market value-weighted, unmanaged index of common stock prices for 500 selected stocks. The returns are also compared to the Lipper Growth Fund and Morningstar Mid Cap Growth Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect the expenses of the Fund's Class Y shares. The S&P 500 returns have not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments. The Lipper Growth Fund Average and Morningstar Mid Cap Growth Average returns have been adjusted for these expenses.

----------------------------------------------------------------------------------------------------------------
   AVERAGE ANNUAL TOTAL RETURNS
   (for the periods ended December 31, 1998)                                  PAST 1 YEAR    SINCE INCEPTION


   New England Star Advisers Fund: Class Y (inception 11/15/94)                  19.6%           22.0%
        S&P 500                                                                  28.5%           29.2%
        Lipper Growth Fund Average (calculated from 11/30/94)                    22.9%           24.0%
        Morningstar Mid Cap Growth Average (calculated from 11/30/94)            18.0%           20.9%
----------------------------------------------------------------------------------------------------------------


For the actual past expenses of Class Y shares, see the section entitled "Fund Fees & Expenses."

GOALS, STRATEGIES & RISKS
STAR ADVISERS FUND -
MORE ON INVESTMENT STRATEGIES

The Fund's portfolio is divided among four different subadvisers set forth below. These subadvisers pursue the Fund's overall goal by employing the strategies and techniques described below.

HARRIS ASSOCIATES

The segment of the Star Advisers Fund managed by Harris Associates will invest primarily in common stock of large capitalization companies which Harris Associates believes are trading at a substantial discount to the company's "true business value."

Harris Associates uses a value-oriented investment philosophy to arrive at its opinion of a company's "true business value." This philosophy is based upon its belief that over time a stock's market price and value will converge. Harris Associates believes that this philosophy provides the best opportunity to achieve long term capital growth and therefore uses this philosophy to locate companies with the following characteristics, although not all of the companies selected by Harris Associates will have these attributes:


           x Discounted share price compared to "true business value"

          x Positive free cash flow     x Competitive return on equity

   x High level of insider ownership     x Favorable earnings growth potential


In making investment decisions, Harris Associates generally employs the following methods:


o Harris Associates uses a fundamental bottom-up investment approach. This means that Harris focuses on individual companies rather than macroeconomic factors or specific industries. Each company is analyzed on a case-by-case basis to select those which meet Harris' standards of quality and value.
o Harris Associates analysts typically look for companies that generate free cash flow, review a company's market value compared to other companies, visit companies and talk to various industry sources.
o Once Harris Associates determines that a stock sells at a significant discount to its potential value, it will consider that stock for purchase by analyzing the quality and motivation of the company's management as well as the company's market position within its industry.
o Investments are continuously monitored by both analysts and a pricing committee that sets specific "buy" and "sell" targets for each company. These targets are adjusted periodically to reflect changes in a company's fundamentals. Harris Associates will generally buy a stock for this segment of the Fund when it sells for a price below 60% of its estimated worth, and will generally sell a stock when it approaches 90% of its estimated worth.


LOOMIS SAYLES

The segment of the Star Advisers Fund subadvised by Loomis Sayles will invest primarily in common stocks with a market capitalization, at the time of the investment, within the range of the market capitalization of those companies constituting the Russell 2000 Index. Loomis Sayles may also invest up to 35% of its segment of the Fund's assets in companies with larger capitalization levels. Loomis Sayles seeks to achieve the objective of the Fund by emphasizing both undervalued securities and securities with significant growth potential. This segment of the Fund is value-oriented with emphasis on security selection rather than sector rotation and market timing. The securities selected by Loomis Sayles for the segment typically have the following characteristics relative to those companies constituting the Russell 2000 Index:


        x Above average growth rates     x Higher than average cash flows

            x Low price-to-earnings ratio     x Strong balance sheets


Loomis Sayles will build a core portfolio of companies which in its opinion possess the attributes set forth above. It will also invest a smaller portion of the segment's assets in companies which it believes are undergoing a "special situation" or turnaround. These types of companies may have experienced significant business problems but, in the opinion of Loomis Sayles, are believed to have favorable prospects for recovery.

In making investment decisions, Loomis Sayles generally employs the following methods:

o It begins with a universe of approximately 3,000 companies, identified through the intensive research of Loomis Sayles analysts. This research consists of broad, in-depth coverage, including regular contact with company management, near and long-term projections of company fundamentals and evaluations of potential earnings growth. The market capitalization of these companies will generally be within the range of the Russell 2000 Index.

o Next, the portfolio managers with the assistance and guidance of the Loomis Sayles analysts put the companies through several screens to determine which companies provide the best earnings growth potential while at the same time appear to be the most undervalued by the market relative to the Russell 2000 Index.

o Out of the remaining candidates, Loomis Sayles builds a diversified portfolio across many economic sectors so that the portfolio is protected against the inherent volatility of small capitalization companies.

o Investments are continuously monitored by analysts and portfolio managers. The analysts and portfolio managers will evaluate the companies as to whether they continue to possess the same fundamental characteristics for growth which made them candidates for investment originally.

o Loomis Sayles will sell a position when earnings growth falls below the market average, when the fundamental outlook is deteriorating or when other more favorable opportunities arise.

JANUS

The segment of the Star Advisers Fund managed by Janus will invest substantially all of its assets in common stocks of companies in the U.S. and foreign (including emerging) markets. Janus takes a bottom-up approach in managing its segment of the Fund which means that it seeks to identify individual companies with good earnings growth potential that may not be recognized by the market at large. Although themes may emerge, securities are generally selected without regard to any defined industry sector or other similarly defined selection procedure. Realization of income is not a significant investment consideration for this segment of the Fund. Generally, Janus seeks companies which, in Janus' opinion, possess the following attributes:

             x Strong competitive position in a particular industry

                x Secure current and expected financial position

                      x Proven and capable management teams

       x Attractive valuations relative to growth prospects and peer group

           x High return on equity     x Special situation or catalyst

In making investment decisions, Janus employs the following methods:

o Janus's analysis and selection process focuses on stocks that, in its opinion, possess earnings growth potential that may not be recognized in by the market.
o Janus does not focus on particular market capitalization. The companies it selects to include in its segment may be of any size, including large, well-established companies as well as medium and smaller emerging growth companies.
o During its selection process, Janus may also look for "special situation" companies. A special situation may include significant changes in a company's allocation of existing capital, a restructuring of assets or a redirection of free cash flows. Special situations may also exist where there is a change in a company's management or business strategy.
o Investments are continuously monitored by analysts and portfolio managers. The analysts and portfolio managers will evaluate the companies to determine whether they continue to possess the same fundamental characteristics for growth which made them candidates for purchase originally.
o Janus will generally sell a position when earnings growth falls below the market average, the fundamental outlook is deteriorating or when other more appealing investment opportunities arise.

FOUNDERS

The segment of the Star Advisers Fund managed by Founders will invest substantially all of its assets in common stocks of companies established in the U.S. This segment of the Fund will invest primarily in stocks of established large and mid capitalization companies (i.e. companies with at least $1.0 billion of market capitalization). The Founders approach to investment management emphasizes fundamental financial, marketing and operating characteristics of individual companies. As managers with a bottom-up focus, Founders seeks investments one company at a time, searching for individual companies that in its opinion demonstrate the best potential for significant earnings growth. Founders seeks stocks that generally possess the following characteristics:

            x Demonstrated, consistent above average earnings growth

              x Strong and growing brands     x Recurring revenues

                         x Unique or proprietary product

            x Ability to capitalize on its industry's inefficiencies

                  x Leading company exploiting societal trends

                        x Above average return on capital

    x Seasoned and respected management     x Willingness to buy back shares

           x Priced at or below Founders' view of the company's worth

In making investment decisions, Founders employs the following methods:

o Founders identifies those companies that in its opinion demonstrate the characteristics described above. The ultimate decision to purchase a security results from a thorough assessment of all the information deemed relevant at the time of investment.
o Founders takes a long-term perspective on investing and places less emphasis on short-term fluctuations in a company's stock price.
o Founders analysts and portfolio managers monitor existing positions and research new companies to determine whether they meet the above stated criteria which may include contacting management, competitors and affiliated entities directly.
o Founders will consider selling a position when the quality of earnings deteriorate, the original rationale for owning the company no longer applies, key management departs or if the stock price is excessive relative to Founders' estimate of its inherent worth.

                                                               FUND FOCUS
                                                         Stability Income Growth
                                                         -----------------------
                                                    High                    X
                                                         --------- ------ ------
                                                    Mod.
                                                         --------- ------ ------
                                                    Low      X        X

GOALS, STRATEGIES & RISKS
NEW ENGLAND STAR WORLDWIDE FUND


Adviser:     New England Funds Management, L.P. ("NEFM")
Subadvisers: Harris Associates L.P. ("Harris Associates")
             Janus Capital Corporation ("Janus")
             Founders Asset Management, LLC ("Founders")
             Montgomery Asset Management LLC ("Montgomery")
Category:    All-Cap Equity


INVESTMENT GOAL

The Fund seeks long-term growth of capital.

The Fund's investment goal may be changed without shareholder approval.

INVESTMENT STRATEGIES

The Fund seeks to attain its goal by investing substantially all of its assets in equity securities. The Fund is a global mutual fund, which means that it will seek to invest in equity securities traded on foreign stock markets as well as the markets of the United States. Foreign markets represent two-thirds of the value of all stocks traded in the world and offer opportunities for investment in addition to those found in the United States. Foreign markets may be located in large developed countries such as Great Britain or in smaller, developing markets like Singapore.

NEFM allocates capital invested in the Fund equally among its five segments which are managed by the four subadvisers listed above. Each subadviser manages its segment or segments of the Fund's assets in accordance with its own investment style and strategy.

Aside from investing primarily in equity securities of foreign and domestic companies, the Fund may:

o  Enter into options, futures, swap contracts and currency hedging transactions

o Invest up to 35% of its assets in fixed-income securities, including government bonds and lower-quality debt securities.

o  Invest in convertible preferred stock and convertible debt securities


o Purchase U.S. government securities, certificates of deposit, commercial paper, and/or high quality debt securities or hold cash for temporary defensive purposes in response to adverse market, economic or political conditions. Such positions may prevent the Fund from achieving its goal.


o  Invest in real estate investment trusts ("REITs")

For more detailed information on each subadviser's investment strategies please refer to the section entitled "Star Worldwide Fund - More On Investment Strategies."


A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).


PRINCIPAL INVESTMENT RISKS OF THE FUND

EQUITY SECURITIES: Subject to market risks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Small capitalization companies may be subject to more abrupt price movements, limited markets and less liquidity than larger more established companies, which may adversely affect the value of the portfolio.

FOREIGN SECURITIES: May be affected by foreign currency fluctuations, higher volatility than U.S securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro" currency. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

FIXED-INCOME SECURITIES: Subject to credit risk, interest rate risk and liquidity risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due and includes the risk of default. Interest rate risk relates to changes in a securities value as a result of changes in interest rate. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Lower-quality fixed-income securities may be subject to these risks to a greater extent than other fixed-income securities.

REITS: Subject to changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages.

EVALUATING THE FUND'S PAST PERFORMANCE

The bar chart and table shown below give an indication of the risks of investing in New England Star Worldwide Fund. The returns shown are those of the Fund's Class A, B and C shares which are not offered in this Prospectus. Class Y shares would have substantially similar annual returns because they would be invested in the same portfolio of securities as the Class A, B and C shares and would only differ to the extent that the classes do not have the same expenses. The Fund's past performance does not necessarily indicate how it will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each calendar year since its first full year of operations. The returns for Class B and C shares differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

[Graphic Omitted]        [Total Return for Class A Shares]


                            1996                16.7%
                            1997                12.7%
                            1998                 4.0%

/\ Highest Quarterly Return: Fourth Quarter 1998, up 17.0%
\/ Lowest Quarterly Return:  Third Quarter 1998, down 16.9%

The table below shows the Fund's average annual total returns for the one-year and since-inception periods compared to those of the Morgan Stanley Capital International World Index ("MSCI World Index"), an unmanaged index of stocks throughout the world. The returns are also compared to the Lipper Global Fund and Morningstar World Stock Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect the maximum sales charge that you may pay when you buy or redeem the Fund's shares. The MSCI World Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper Global Fund Average and Morningstar Worldstock Average returns have been adjusted for these fees but do not reflect sales charges.


------------------------------------------------------------------------------------ *The inception date of the
   AVERAGE ANNUAL TOTAL RETURNS                                                       Fund's Class A, B and C
   (for the periods ended December 31, 1998)       PAST 1 YEAR  SINCE INCEPTION*      shares is December 29, 1995.


   New England Star Worldwide Fund: Class A            -2.0%          8.8%
   New England Star Worldwide Fund: Class B            -1.7%          9.3%
   New England Star Worldwide Fund: Class C             2.3%         10.2%
   MSCI World Index                                    24.8%         18.2%
   Lipper Global Fund Average                          14.5%         14.7%
   Morningstar World Stock Average                     11.6%         12.8%
------------------------------------------------------------------------------------


For the expenses of Class Y shares, see the section entitled "Fund Fees & Expenses."

GOALS, STRATEGIES & RISKS
STAR WORLDWIDE FUND -
MORE ON INVESTMENT STRATEGIES

The Fund's portfolio is divided among four different subadvisers set forth below. These subadvisers pursue the Fund's overall goal by employing the strategies and techniques described below.

HARRIS ASSOCIATES - U.S. SEGMENT

The U.S. segment of the Star Worldwide Fund subadvised by Harris Associates will primarily invest in common stock of large capitalization companies which Harris Associates believes are trading at a substantial discount to the company's "true business value."

Harris Associates uses a value-oriented investment philosophy to arrive at its opinion of a company's "true business value." This philosophy is based on its belief that over time a stock's market price and value will converge. Harris Associates believes that this philosophy provides the best opportunity to achieve long term capital growth and therefore uses this philosophy to locate companies with the following characteristics, although not all of the companies selected by Harris Associates will have these attributes:


           x Discounted share price compared to "true business value"

          x Positive free cash flow     x Competitive return on equity

   x High level of insider ownership     x Favorable earnings growth potential


In making investment decisions, Harris Associates generally employs the following methods:

o Harris Associates uses a fundamental bottom-up approach. This means that Harris focuses on individual companies rather than macroeconomic factors or specific industries. Each company is analyzed on a case-by-case basis to select those which meet Harris'standards of quality and value.
o Harris Associates analysts typically look for companies that generate free cash flow, review a company's market value compared to other companies, visit companies and talk to various industry sources.
o Once Harris Associates determines that a stock sells at a significant discount to its potential value, it will consider that stock for purchase by analyzing the quality and motivation of the company's management as well as the company's market position within its industry.
o Investments are continuously monitored by both analysts and a pricing committee that sets specific "buy" and "sell" targets for each company. These targets are adjusted periodically to reflect changes in a company's fundamentals. Harris Associates will generally buy a stock for this segment of the fund when it sells for a price below 60% of its estimated worth, and will generally sell a stock when it approaches 90% of its estimated worth.

HARRIS ASSOCIATES - INTERNATIONAL SEGMENT

In managing its international segment of the Fund, Harris Associates generally employs the same screening techniques that it uses for its U.S. segment; however, due to the inherent risks associated with investing in foreign securities, Harris Associates evaluates:


  x The relative political and economic stability of the issuer's home country

                    x The ownership structure of the company

                      x The company's accounting practices


This segment of the Fund may invest in securities traded in both developed and emerging markets. There are no limits to this segment's geographic asset distribution, but to provide adequate diversification, this segment of the Fund will generally be invested in at least five countries outside the United States.

JANUS

The segment of the Star Worldwide Fund managed by Janus will invest substantially all of its assets in common stocks of companies in the U.S. and foreign (including emerging) markets. Janus takes a bottom-up approach in managing its segment of the Fund. Though certain trends may emerge, it seeks to identify individual companies with good earnings growth potential that may not be recognized by the market at large. Securities are generally selected without regard to any defined industry sector or other similarly defined selection parameters. Realization of income is not a significant investment consideration for this segment of the Fund. Generally, Janus seeks companies which, in Janus' opinion, possess the following attributes:

             x Strong competitive position in a particular industry

                x Secure current and expected financial position

                      x Proven and capable management teams

       x Attractive valuations relative to growth prospects and peer group

           x High return on equity     x Special situation or catalyst

In making investment decisions, Janus employs the following methods:

o Janus identifies those companies that in its opinion have the potential to maintain above average earnings growth over the near and long term. These companies may be of any size including small emerging growth companies as well as larger more established companies.
o After these companies are identified, Janus' broad in-depth research process focuses on each company's near and long-term projections on its fundamentals as well as evaluations of current and potential earnings growth.
o During the research process, Janus may also look for "special situation" companies. A special situation may include significant changes in a company's allocation of its existing capital, a restructuring of its assets, or a redirection of its free cash flows. Special situations may also exist where there is a change in management or business strategy.
o Investments are continuously monitored by analysts and portfolio managers. The analysts and portfolio managers will evaluate the companies to determine whether they continue to possess the same fundamental characteristics for growth which made them candidates for purchase in the first place.
o Janus will generally sell a position when earnings growth falls below the market average, the fundamental outlook is deteriorating or other more appealing investment opportunities arise.

FOUNDERS

Founders' segment of the Star Worldwide Fund may invest in both small and established growth companies, in both emerging and established markets throughout the world. Founders' approach to investment management emphasizes fundamental financial, marketing and operating characteristics of individual companies. As managers with a bottom-up focus, Founders seeks investments one company at a time, searching for individual companies that in its opinion demonstrate the best potential for significant growth. Founders seeks stocks that generally possess the following characteristics:

             x Strong competitive position in a particular industry

                      x Proven and capable management teams

    x Revenues and earnings growth greater than industry and country averages

                            x Attractive valuations

In making investment decisions, Founders employs the following methods:

o Founders identifies those companies that in its opinion demonstrate the characteristics described above. The ultimate decision to purchase a security results from a thorough assessment of all the information deemed relevant at the time of investment.

o Founders takes a long-term perspective on investing and places less emphasis on short-term fluctuations in a company's stock prices.

o Founders' analysts and portfolio managers monitor existing positions and research new cocmpanies to determine whether they meet the above stated criteria.

o Founders will consider selling a position when earnings growth falls below the market average, the fundamental outlook is deteriorating, other more appealing investment opportunities arise, the original rationale for owning the company no longer applies, key management departs or if the stock price is excessive relative to Founders' estiate of its inherent worth.

GOALS, STRATEGIES & RISKS
STAR WORLDWIDE FUND -
MORE ON INVESTMENT STRATEGIES
MONTGOMERY

Montgomery will invest at least 65% of its segment of the Fund in equity securities of companies of any size located throughout the world. This global equities investment strategy employs a bottom-up selection process complemented by proprietary sector and country research. Montgomery's process is distinguished by extensive use of primary (original) research as opposed to secondary (broker) research and global sector specialization. The end result is a global equity portfolio diversified across industries and countries, designed to deliver consistent returns versus a designated benchmark.

o Primary (original) research is the foundation of Montgomery's investment process and should be distinguished from secondary (broker) research. Its team of global equity analysts' primary responsibilities are allocated on a global sector basis. Sector analysis is bottom-up in nature and supports Montgomery's specific security research. Analysts' secondary responsibilities are allocated on a country basis. Country research is a valuable complement to its bottom-up sector and specific security work, and is focused on macroeconomic and sociopolitical forces that impact markets, sectors and companies that they follow. Roughly 85% of the analysts' time is spent on specific security and sector research, 15% on country research.

o Montgomery's investment process begins with its original ideas. New ideas are generated from both primary research and strategic universe screening with the assistance of Montgomery's advanced information technology. Montgomery's goal is to identify companies that are attractive on the basis of valuation, near-term earnings/business momentum, and long-term projected earnings growth.

o A formal process to evaluate the new ideas generated from sector-level analysis and strategic universe screening results in a short list of potential investments warranting further research. All potential investments are subjected to rigorous fundamental analysis before a recommendation to buy is made.

o At Montgomery, security selection is a result of a peer review process conducted by sector/country specialists and senior portfolio management. The peer review process encourages thorough research, accountability and articulation of analysis. Value is added through earnings estimates that are different from the analysts' consensus and analysts' insight to companies' ratings within their peer groups.

o Investments are monitored continuously versus Montgomery's price objective and their respective peer groups, to identify potential deterioration in any of the fundamental reasons for purchase.

o There are four specific factors that bring about a decision to sell in Montgomery's process which include but are not limited to: premium valuation, negative business momentum, lack of management credibility, and accessibility and competitive force-out.

FUND FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of each Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                            ALL FUNDS
                                                             CLASS Y
   Maximum sales charge (load) imposed on purchases            None
   Maximum deferred sales charge (load)                        None


   Redemption fees                                             None*


* Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.


ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)



                                                                                       GROWTH AND INCOME
                                              CAPITAL GROWTH FUND*    GROWTH FUND             FUND
                                                    CLASS Y             CLASS Y             CLASS Y

Management fees                                      0.75%               0.67%               0.68%
Distribution and/or service (12b-1) fees             0.00%               0.00%               0.00%
Other expenses                                       0.46%               0.20%               0.30%
Total annual fund operating expenses                 1.21%               0.87%               0.98%
Fee waiver and/or expense reimbursement              0.00%               0.00%               0.00%
Net expenses                                         1.21%               0.87%               0.98%


                                                 BALANCED FUND         VALUE FUND
                                                    CLASS Y             CLASS Y


Management fees                                      0.73%               0.72%
Distribution and/or service (12b-1) fees             0.00%               0.00%
Other expenses                                       0.17%               0.29%
Total annual fund operating expenses                 0.90%               1.01%
Fee waiver and/or expense reimbursement              0.00%               0.00%
Net expenses                                         0.90%               1.01%



                                               EQUITY INCOME FUND  STAR SMALL CAP FUND*  STAR ADVISERS FUND   STAR WORLDWIDE FUND*
                                                    CLASS Y             CLASS Y               CLASS Y             CLASS Y

Management fees                                      0.70%               1.05%                1.05%                 1.05%
Distribution and/or service (12b-1) fees             0.00%               0.00%                0.00%                 0.00%
Other expenses                                       0.97%               0.77%                0.32%                 0.79%
Total annual fund operating expenses                 1.67%               1.82%                1.37%                 1.84%
Fee waiver and/or expense reimbursement              0.42%**             0.00%                0.00%                 0.00%
Net expenses                                         1.25%               1.82%                1.37%                 1.84%

 *  Capital Growth Fund, Star Small Cap Fund and Star Worldwide Fund currently do not offer Class Y shares.

**  NEFM has given a binding undertaking to the Equity Income Fund to limit the amount of the Fund's total fund operating expenses to 1.25% of the Fund's average daily net assets for Class Y shares. This undertaking will be in effect for the life of this Prospectus.


EXAMPLE

This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The example assumes that:

o You invest $10,000 in the Fund for the time periods indicated;

o Your investment has a 5% return each year; and

o The Fund's operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                         CAPITAL GROWTH FUND                      GROWTH FUND
                               CLASS Y                              CLASS Y

1 year                         $  123                               $   89

3 years                        $  384                               $  278

5 years                        $  665                               $  482

10 years                       $1,466                               $1,073



                        GROWTH AND INCOME FUND                  BALANCED FUND                          VALUE FUND
                               CLASS Y                             CLASS Y                               CLASS Y
1 year                         $  100                               $   92                               $  103

3 years                        $  312                               $  287                               $  322

5 years                        $  542                               $  498                               $  558

10 years                       $1,201                               $1,108                               $1,236



                         EQUITY INCOME FUND
                               CLASS Y
1 year                         $  127

3 years                        $  397

5 years                        $  686

10 years                       $1,511



                         STAR SMALL CAP FUND                  STAR ADVISERS FUND                   STAR WORLDWIDE FUND
                               CLASS Y                             CLASS Y                               CLASS Y
1 year                         $  185                              $  139                                $  187

3 years                        $  573                              $  434                                $  579

5 years                        $  985                              $  750                                $  995

10 years                       $2,137                              $1,646                                $2,159

MORE ABOUT RISK

The Funds have principal investment strategies that come with inherent risks. The following is a list of risks to which each Fund may be subject by investing in various types of securities or engaging in various practices.

MARKET RISK (All Funds) The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably based upon change in a company's financial condition as well as overall market and economic conditions.


RISK OF SMALL CAPITALIZATION COMPANIES (Capital Growth, Equity Income, Star Advisers, Star Small Cap and Star Worldwide Funds) These companies carry special risks, including narrower markets, limited financial and management resources, less liquidity and greater volatility than large company stocks.


MANAGEMENT RISK (All Funds) The risk that a strategy used by a Fund's portfolio management may fail to produce the intended result.

CREDIT RISK (All Funds) The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.


CURRENCY RISK (All Funds except Capital Growth Fund) The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

EMERGING MARKETS RISK (Star Advisers, Star Small Cap and Star Worldwide Funds) The risk associated with developing securities markets of smaller sizes or with short operating histories. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.

RISKS OF OPTIONS, FUTURES AND SWAP CONTRACTS (All Funds) These transactions are subject to changes in the underlying security on which such transactions are based. It is important to note that even a small investment in these types of derivative securities can have a significant impact on a Fund's exposure to stock market values, interest rates or the currency exchange rate. These types of transactions will be used primarily for hedging purposes.


LEVERAGE RISK (All Funds) The risk associated with securities or practices (e.g. borrowing) that multiply small index or market movements into large changes in value. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a derivative security is not used as a hedge, a Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

INTEREST RATE RISK (All Funds) The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise.

INFORMATION RISK (All Funds) The risk that key information about a security is inaccurate or unavailable.

OPPORTUNITY RISK (All Funds) The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments.

LIQUIDITY RISK (All Funds) The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may be costly to a Fund. These types of risks may apply to restricted securites, Section 4(2) Commercial Paper or Rule 144A securities.

CORRELATION RISK (All Funds) The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

EXTENSION RISK (Balanced, Star Advisers, Star Small Cap and Star Worldwide Funds) The risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.

VALUATION RISK (All Funds) The risk that a Fund has valued certain securities at a higher price than it can sell them for.

PREPAYMENT RISK (Balanced, Star Advisers, Star Small Cap and Star Worldwide Funds) The risk that unanticipated prepayments may occur, reducing the value of mortgage- or asset-backed securities, or real estate investment trusts.

POLITICAL RISK (All Funds) The risk of losses directly attributable to government or political actions.

YEAR 2000 PROBLEM (All Funds) Many computer systems today cannot distinguish between the year 1900 and the year 2000. New England Funds does not currently anticipate that computer problems related to the year 2000 will have a material effect on any Fund. However, there can be no assurances in this area, including the possibility that year 2000 computer problems could negatively affect communication systems, investment markets including investments by a Fund or the economy in general.


EURO CONVERSION (All Funds except Capital Growth Fund) Many European countries have adopted a single European currency, the "euro." The consequences of this conversion for foreign exchange rates, interest rates and the value of European securities are unclear presently. Such consequences may decrease the value and/or increase the volatility of securities held by a Fund.

MANAGEMENT TEAM
MEET THE FUNDS' INVESTMENT ADVISERS
 AND SUBADVISERS


The New England Funds family includes 23 mutual funds with a total of over $7 billion in assets under management as of March 31, 1999. New England Funds are distributed through New England Funds, L.P. (the "Distributor"). This Prospectus covers Class Y shares of New England Stock Funds and New England Star Funds (the "Funds" or each a "Fund"), which along with New England Bond Funds and New England State Tax-Free Funds, constitute the "New England Funds." New England Cash Management Trust Money Market Series and New England Tax Exempt Money Market Trust constitute the "Money Market Funds."


NEW ENGLAND FUNDS MANAGEMENT, L.P.


NEFM, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to each Fund except Growth Fund (for which CGM serves as adviser). NEFM is a subsidiary of Nvest Companies, L.P. ("Nvest Companies"), which is part of an affiliated group including Nvest, L.P., a publicly-traded company listed on the New York Stock Exchange. Nvest Companies' 14 principal subsidiary or affiliated asset management firms, collectively, had more than $135 billion in assets under management as of December 31, 1998. NEFM oversees, evaluates and monitors the subadvisory services provided to each Fund except Growth Fund. It also provides general business management and administration to the Funds. NEFM does not determine what investments will be purchased by the Funds. The subadvisers listed below and CGM make the investment decisions for their respective Fund.

The combined advisory and subadvisory fees paid by each Fund (except Growth
Fund) in 1998 as a percentage of each Fund's average daily net assets were 0.75% for Capital Growth Fund, 0.68% for Growth and Income Fund, 0.72% for Value Fund, 0.70% for Equity Income Fund, 0.73% for Balanced Fund, 1.05% for Star Advisers Fund, 1.05% for Star Small Cap Fund and 1.05% for Star Worldwide Fund.


SUBADVISERS OF STOCK FUNDS


LOOMIS SAYLES, located at One Financial Center, Boston, Massachusetts 02111, serves as subadviser to VALUE, BALANCED and EQUITY INCOME Funds. Loomis Sayles is a subsidiary of Nvest Companies. Founded in 1926, Loomis Sayles is one of America's oldest and largest investment advisory firms with over $71 billion in assets under management. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry.

WESTPEAK, located at 1011 Walnut Street, Boulder, Colorado 80302, serves as subadviser to GROWTH AND INCOME Fund and CAPITAL GROWTH Fund. Westpeak is a subsidiary of Nvest Companies. Founded in 1991, Westpeak manages over $6 billion in assets for mutual funds and other institutional clients, including accounts of New England Financial.


CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP (ADVISER)


CGM, located at One International Place, Boston, Massachusetts 02110, has served as adviser to GROWTH FUND since CGM's inception in 1989. It also serves as investment adviser to six additional mutual funds and various institutional investors. CGM is an affiliate of Nvest Companies and has grown to manage over $8 billion in assets. In 1998, Growth Fund paid 0.67% of its average net assets to CGM in advisory fees.


SUBADVISERS OF STAR FUNDS


HARRIS ASSOCIATES, located at Two North LaSalle Street, Chicago, Illinois 60602, serves as subadviser to segments of the Star Advisers, Star Worldwide and Star Small Cap Funds. Harris Associates, a subsidiary of Nvest Companies, manages over $17 billion in assets, and, together with its predecessor, has managed mutual funds since 1970. It also manages investments for other mutual funds as well as assets of individuals, trusts, retirement plans, endowments, foundations, and several private partnerships.

LOOMIS SAYLES, located at One Financial Center, Boston, Massachusetts, 02111, serves as subadviser to segments of the Star Advisers Fund and Star Small Cap Fund. Founded in 1926, Loomis Sayles is one of America's oldest and largest investment advisory firms with over $71 billion in assets under management. Loomis Sayles, a subsidiary of Nvest Companies, is well known for its professional research staff, which is one of the largest in the industry.

FOUNDERS, located at 2930 East Third Avenue, Denver, Colorado 80206, serves as a subadviser to segments of the Star Advisers and Star Worldwide Funds. Founders and its predecessor companies have been offering tools to help investors pursue their financial goals since 1938. Founders is a 90%-owned subsidiary of Mellon Bank, N.A., with the remaining 10% held by certain Founders executives and portfolio managers. Mellon Bank, N.A. is a wholly owned subsidiary of Mellon Bank Corporation, a publicly owned multibank holding company which provides a comprehensive range of financial products and services in domestic and selected international markets.


JANUS CAPITAL, located at 100 Fillmore Street, Denver, Colorado 80206, serves as a subadviser to segments of the Star Advisers and Star Worldwide Funds. Janus Capital has managed mutual funds since 1970 and also advises individual, corporate, charitable and retirement accounts. Kansas City Southern Industries Inc., ("KCSI") a publicly traded holding company, owns approximately 83% of the outstanding voting stock of Janus Capital. Thomas H. Baily, President and Chairman of the Board of Janus Capital, owns approximately 12% of its voting stock and, by agreement with KCSI, selects a majority of Janus Capital's Board.

MONTGOMERY, located at 101 California Street, San Francisco, California 94111, serves as subadviser to the Star Small Cap Fund and Star Worldwide Fund. Montgomery was formed in 1990 and advises institutional separate accounts as well as a family of no-load mutual funds. Montgomery is a subsidiary of Commerzbank AG, a German commercial bank.


RS INVESTMENT MANAGEMENT, located at 555 California Street, San Francisco, California 94104, serves as subadviser to a segment of the Star Small Cap Fund (formerly, Robertson, Stephens & Company Investment Management, L.P.). RS Investment Management was formed in 1993 and provides investment advisory services to both private and public investment funds. On February 26, 1999, Robertson Stephens Investment Management Co. LLC purchased Robertson Stephens Investment Management Co. Inc. and its subsidiary, RS Investment Management from BankAmerica Corporation. The Fund's Board of Trustees approved the continuation of the Fund's arrangement with RS Investment Management following consummation of the transaction.


SUBADVISORY AGREEMENTS

Each Fund has received an exemptive order from the Securities and Exchange Commission (the "SEC") which permits NEFM to amend or continue existing subadvisory agreements when approved by the Fund's Board of Trustees, without shareholder approval. The exemption also permits NEFM to enter into new subadvisory agreements with subadvisers that are not affiliated with NEFM, if approved by the Fund's Board of Trustees. Shareholders will be notified of any subadviser changes.

PORTFOLIO TRADES

In placing portfolio trades, a Fund's subadviser may use brokerage firms that market the Fund's shares or are affiliated with Nvest Companies, NEFM or the subadvisers. In placing such trades the subadvisers will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such Fund trades are subject to applicable regulatory restrictions and related procedures adopted by the Fund's Board of Trustees.

MANAGEMENT TEAM
MEET THE FUNDS' PORTFOLIO MANAGERS


G. KENNETH HEEBNER
G. Kenneth Heebner has managed GROWTH FUND since 1976. In 1989, Mr. Heebner co-founded and is currently senior portfolio manager of CGM. He is also a Chartered Financial Analyst. Mr. Heebner received a B.S. from Amherst College and an M.B.A. from Harvard Business School, and is a highly regarded 34 year veteran of the investment industry.

TOM A. KOLEFAS
Tom Kolefas has co-managed EQUITY INCOME FUND since May 1996. Mr. Kolefas, Vice President of Loomis Sayles, joined the company in 1996. Previously, he was a director and portfolio manager at MacKay Shields Financial. He is also a Chartered Financial Analyst. Mr. Kolefas received a B.S. from the Cooper Union School of Engineering and an M.B.A. from New York University School of Business and has over 14 years of investment experience.

GERALD H. SCRIVER
Gerald Scriver has managed GROWTH AND INCOME FUND since May 1995 and CAPITAL GROWTH FUND since February 1998. Mr. Scriver is the founder, President and Chief Executive Officer of Westpeak Investment Advisors. Mr Scriver is a graduate of the State University of N.Y. at Buffalo and has over 33 years of investment experience.

LAURIANN KLOPPENBURG
Lauriann Kloppenburg has co-managed VALUE FUND since August 1998. Ms. Kloppenburg is Vice President and Director of Equity Research at Loomis Sayles. She is also a Chartered Financial Analyst. Ms. Kloppenburg received her B.A. from Wellesley College and has over 16 years of investment experience.

PETER B. RAMSDEN
Peter Ramsden has co-managed EQUITY INCOME FUND since November 1995. Mr. Ramsden, Vice President of Loomis Sayles, joined the company in 1991. He is also a Charted Financial Analyst. Mr. Ramsden earned his B.A. from Dartmouth College and his M.B.A. from the University of Michigan and has over 10 years of investment experience.

JEFFREY W. WARDLOW
Jeffrey Wardlow has co-managed VALUE FUND since August 1998 and the equity portion of BALANCED FUND since August 1998. Mr. Wardlow, Vice President of Loomis Sayles, joined the company over 10 years ago. Mr. Wardlow received both his B.B.A. and his M.B.A. from Michigan State University and has over 16 years of investment experience.

MERI ANNE BECK
Meri Anne Beck has co-managed the fixed-income portion of BALANCED FUND since 1990. Ms. Beck, Vice President of Loomis Sayles, joined the company in 1986. Ms. Beck received her B.S./B.A. from the University of Redlands and her M.B.A. from Pepperdine University and has over 28 years of investment experience.

JOHN HYLL
John Hyll has co-managed the fixed-income portion of BALANCED FUND since 1994. Mr. Hyll, Vice President of Loomis Sayles, joined the company in 1989. He received his B.A. and his M.B.A. from Baldwin-Wallace College and has over 15 years of investment experience.

BARR SEGAL
Barr Segal has co-managed the fixed-income portion of BALANCED FUND since 1996. Mr. Segal, Vice President of Loomis Sayles, joined the company in 1996. Prior to joining Loomis Sayles, he was a Senior Portfolio Manager at TCW Group. Mr. Segal is also a Chartered Financial Analyst. He received his B.A. from Queens College, CUNY, an M.S. from University of Illinois Urbana, and an M.B.A. from Stanford University and has over 15 years of investment experience.

GREGG WATKINS
Gregg Watkins has co-managed the equity portion of BALANCED FUND since August 1998. Mr. Watkins, Vice President of Loomis Sayles, joined the company in 1991. He is also a Chartered Financial Analyst. Mr. Watkins received his B.A. from Yale University and his M.B.A. from Wayne State University and has over 14 years of investment experience.

STAR SMALL CAP FUND

CHRISTOPHER R. ELY
Mr. Ely has managed the Loomis Sayles segment of the Star Small Cap Fund since its inception in December 1996. Mr. Ely, Vice President of Loomis Sayles, joined the firm in 1996. He also manages the Loomis Sayles Small Cap Growth Fund. Prior to joining Loomis Sayles, Mr. Ely was Senior Vice President and Portfolio Manager at Keystone Investment Management Company, Inc. He holds a B.A. from Brown University and an M.B.A. from Babson College. He has 20 years of investment management experience.

PHILIP C. FINE
Dr. Fine has co-managed the Loomis Sayles segment of the Star Small Cap Fund since its inception in December 1996. Dr. Fine, Vice President of Loomis Sayles, joined the firm in 1996. He also manages the Loomis Sayles Small Cap Growth Fund. Prior to joining Loomis Sayles, Dr. Fine was a Vice President and Portfolio Manager at Keystone Investment Management Company, Inc. He received an A.B. and a Ph.D. from Harvard University. He has 11 years of investment management experience.

DAVID L. SMITH
Mr. Smith has co-managed the Loomis Sayles segment of the Star Small Cap Fund since its inception in December 1996. Mr. Smith, Vice President of Loomis Sayles, joined the firm in 1996. He also manages the Loomis Sayles Small Cap Growth Fund. Prior to joining Loomis Sayles, Mr. Smith was a Vice President and Portfolio Manager at Keystone Investment Management Company, Inc. He holds an M.B.A. from Cornell University and a B.A. from the University of Massachusetts at Amherst. He has 13 years of investment management experience.

STEVEN J. REID
Mr. Reid has served as portfolio manager of the Harris Associates segment of the Star Small Cap Fund since its inception in December 1996. Mr. Reid has also managed the Oakmark Small Cap Fund since its inception in November 1995. Mr. Reid, Vice President of Harris Associates, joined the firm in 1980. Mr. Reid is a Chartered Financial Analyst. He holds a B.A. from Roosevelt University. He has 12 years of investment experience.

KATHRYN PETERS
Ms. Peters has served as portfolio manager of Montgomery's segment of the Star Small Cap Fund since March 1999. She also manages the Montgomery U.S. Emerging Growth Fund. Ms. Peters, Portfolio Manager and Principal of Montgomery, joined the firm in January 1995. Prior to joining Montgomery she was an associate in the investment banking division of Donaldson, Lufkin & Jenrette. Ms. Peters is a graduate of Boston College and holds an M.B.A. from Harvard University. She has 12 years of investment management experience.

JOHN L. WALLACE
Mr. Wallace has been portfolio manager of the RS Investment Management segment of the Star Small Cap Fund since its inception in December 1996. He also serves as portfolio manager to the RS Growth & Income Fund as well as the RS Diversified Growth Fund. Mr. Wallace, Vice President of RS Investment Management, joined the firm in 1995. Prior to joining RS Investment Management, Mr. Wallace managed over $4 billion in assets at Oppenheimer as portfolio manager of Main Street Income & Growth Fund and Total Return Fund. He holds a B.A. from the University of Idaho and an M.B.A. from Pace University. He has 18 years of investment experience.

JOHN H. SEABERN
Mr. Seabern has served as co-portfolio manager for the RS Investment Management segment of the Star Small Cap Fund since October 1997. Mr. Seabern, Vice President of RS Investment Management, joined the firm in 1993. He is also co-manager of the RS Diversified Growth Fund. Prior to joining RS Investment Management, he served as a performance analyst at Duncan-Hurst Capital Management. Mr. Seabern holds a B.S. degree in finance from the University of Colorado and has 8 years of investment management experience.

STAR ADVISERS FUND

ROBERT J. SANBORN
Mr. Sanborn has managed the Harris Associates segment of the Star Advisers Fund since June 1997 and Harris Associates domestic segment of the Star Worldwide Fund since its inception in December 1995. He also has managed the Oakmark Fund since its inception in August 1991. Mr. Sanborn, Vice President of Harris Associates, joined the firm in 1988. He is also a Chartered Financial Analyst. He received an M.B.A. from the University of Chicago, his B.A. from Dartmouth College, and has 15 years of investment experience.

THOMAS M. ARRINGTON
Thomas M. Arrington has co-managed the Founders segment of the Star Advisers Fund since December 1998. Mr. Arrington, Vice President of Investments of Founders, joined the company in 1998. Prior to joining Founders, he was Vice President and Director of Income Equity Strategy at HighMark Capital Management. Mr. Arrington is a Chartered Financial Analyst and also co-manages the Founders Growth Fund. He received a bachelor's degree in economics from the University of California, Los Angeles and an M.B.A. from San Francisco State University. He has 8 years of investment management experience.

SCOTT A. CHAPMAN
Scott A. Chapman has co-managed the Founders segment of the Star Advisers Fund since January 1998. Mr. Chapman, Vice President of Investments of Founders, joined the company in 1998. Before joining Founders, he was Vice President and Director of Growth Strategy at HighMark Capital. He is a Chartered Financial Analyst and also manages the Founders Growth Fund. Mr. Chapman received an M.B.A. from Golden State University and a B.S. from Santa Clara University. He has more than 10 years of investment experience.

MARY C. CHAMPAGNE
Mary C. Champagne has co-managed the Loomis Sayles segment of the Star Advisers Fund since 1995. Ms. Champagne, Vice President of Loomis Sayles, joined the firm in 1993. She is also co-manager of the Loomis Sayles Small Cap Value Fund. She is a Chartered Financial Analyst and a member of the Detroit Financial Analyst Society. She graduated from Michigan State University where she also earned her M.B.A. She has 18 years of investment experience.

JEFFREY C. PETHERICK
Mr. Petherick has co-managed the Loomis Sayles segment of the Star Advisers Fund since its inception in July 1994. Mr. Petherick, Vice President of Loomis Sayles, joined the firm in 1990. He is also co-manager of the Loomis Sayles Small Cap Value Fund. He is a Chartered Financial Analyst and Chartered Investment Counselor. Mr. Petherick graduated from Albion College and earned an M.B.A. from the University of Michigan. He has 14 years of investment management experience.

WARREN B. LAMMERT
Warren B. Lammert has served as portfolio manager for the Janus segment of the Star Advisers Fund since its inception in July 1994. Mr. Lammert, Vice President of Janus, joined the firm in 1987. He is also a Chartered Financial Analyst and portfolio manager of Janus Mercury Fund. He holds his B.A. from Yale University and his M.S. from the London School of Economics and has 12 years of investment experience.

STAR WORLDWIDE FUND

ROBERT J. SANBORN
Mr. Sanborn has managed the Harris Associates domestic segment of the Star Worldwide Fund since its inception in December 1995 and Harris Associates segment of the Star Advisers Fund since June 1997. He also has managed the Oakmark Fund since its inception in August 1991. Mr. Sanborn, a Vice President of Harris Associates, joined the firm in 1988. He is also a Chartered Financial Analyst. He received an M.B.A. from the University of Chicago and a B.A. from Dartmouth College, and has 15 years of investment experience.

DAVID G. HERRO
Mr. Herro has co-managed the Harris Associates international segment of the Star Worldwide Fund since the Fund's inception in December 1995. He also co-manages the Oakmark International Fund. Mr. Herro, Portfolio Manager at Harris Associates, joined the firm in 1992. He is a Chartered Financial Analyst and holds an M.A. and a B.S. from the University of Wisconsin. He has 13 years of investment experience.

MICHAEL J. WELSH
Mr. Welsh has co-managed the Harris Associates international segment of the Star Worldwide Fund since the Fund's inception in December 1995. He also co-manages the Oakmark International Fund. Mr. Welsh, Vice President of Harris Associates, joined the firm in 1992. He is a Chartered Financial Analyst and a Certified Public Accountant. He holds an M.M. from Northwestern University and a B.S. from the University of Kansas, and has 14 years of investment management experience.

MICHAEL GERDING
Mr. Gerding has co-managed the Founders segment of the Star Worldwide Fund since its inception in December 1995. He is also the portfolio manager of Founders Worldwide Fund. Mr. Gerding, Vice President of Founders, joined the firm in May of 1995. Mr. Gerding earned an M.B.A and a B.B.A. from Texas Christian University and has 14 years of investment experience.

HELEN YOUNG HAYES
Ms. Hayes has served as portfolio manager of the Janus segment of the Star Worldwide Fund since its inception in December 1995. Ms. Hayes, Vice President of Janus, joined the firm in 1987 and is also portfolio manager of Janus Worldwide Fund. She is also a Chartered Financial Analyst. She is a graduate from Yale University and has 12 years investment experience.

LAURENCE CHANG
Mr. Chang has assisted the portfolio manager, Helen Hayes, in the management of the Janus segment of the Star Worldwide Fund since May 1997. He also assists in the management of the Janus Worldwide Fund. He received an undergraduate degree from Dartmouth College and a Masters degree from Stanford University in 1993. He has 6 years of investment experience.

OSCAR CASTRO
Mr. Castro has co-managed the Montgomery segment of the Star Worldwide Fund since August 1998. Mr. Castro, Senior Portfolio Manager of Montgomery, has been employed by the firm since 1993. He also co-manages the Montgomery Global Opportunities Fund. He is a graduate of Simon Bolivar University and holds an M.B.A. from Drexel University and has 16 years of investment experience.

JOHN BOICH
Mr. Boich has co-managed the Montgomery segment of the Star Worldwide Fund since August 1998. Mr. Boich, Senior Portfolio Manager of Montgomery, joined the firm in 1993. He also co-manages the Montgomery Global Opportunities Fund. He is a graduate of the University of Colorado and has 14 years of investment experience.

FUND SERVICES
IT'S EASY TO OPEN AN ACCOUNT

To open an Account with New England Funds:

1. Read this Prospectus carefully.

2. Read the following eligibility and minimum investment requirements to determine if you may purchase Class Y shares.

   Class Y shares of the Funds may be purchased by the following entities at the following investment minimums. A minimum initial investment is $1 million and $10,000 is the minimum subsequent investment for:

      o Other mutual funds, endowments, foundations, bank trust departments or trust companies.

There is no initial or subsequent investment minimum for:

      o RETIREMENT PLANS (401(a), 401(k), 457 or 403(b) plans) that have total investment assets of at least $10 million. Plan sponsor accounts can be aggregated to meet this minimum.

      o INSURANCE COMPANY ACCOUNTS of New England Financial, Metropolitan Life Insurance Company ("MetLife") or their affiliates.

      o SEPARATE ACCOUNTS of New England Financial, MetLife, or their affiliates.


      o SPECIAL ACCOUNTS for International Equity Fund (including bank common trusts, bank collective trust funds and dedicated corporate or trust funds, such as nuclear decommissioning trusts and hospital depreciation funds).


      o WRAP FEE PROGRAMS of certain broker-dealers not being paid by the Funds, NEFM or the Distributor. Such wrap fee programs may be subject to additional or different conditions, including a wrap account fee. Each broker-dealer is responsible for transmitting to its customer a schedule of fees and other information regarding any such conditions. If the participant who purchased Class Y shares through a wrap fee program should terminate the wrap fee arrangement with the broker-dealer, then the Class Y shares will, at the discretion of the broker-dealer, automatically be converted to a number of Class A shares of the same Fund having the same net asset value of the shares converted, and the broker-dealer may thereafter be entitled to receive from that Fund an annual service fee of 0.25% of the value of Class A shares owned by that shareholder.

      o CERTAIN INDIVIDUAL RETIREMENT ACCOUNTS if the amounts invested represent rollover distributions from investments by any of the Retirement Plans set forth above.

      o NEW ENGLAND FINANCIAL DEFERRED COMPENSATION PLAN ACCOUNTS for agents, general agents, directors and senior officers of New England Financial and its insurance company subsidiaries.

      o SERVICE ACCOUNTS through an omnibus account by investment advisers, financial planners, broker-dealers or other intermediaries who have entered into a service agreement with a Fund. A fee may be charged to shareholders purchasing through a service account if they effect transactions through such parties and should contact such parties regarding information regarding such fees.

3. You should contact New England Funds at 800-225-5478 before attempting to purchase Fund shares.

4. Use the sections of this Prospectus that follow as your guide for purchasing shares.

CERTIFICATES

You will not receive certificates representing Class Y shares.

NEW ENGLAND FUNDS WEB SITE

You may have access to your account 24 hours a day by visiting us online at WWW.MUTUALFUNDS.COM.

FUND SERVICES
BUYING SHARES

                              OPENING AN ACCOUNT         ADDING TO AN ACCOUNT

 THROUGH YOUR INVESTMENT DEALER


[Graphic Omitted]         o  Call your investment      o  Call your investment
                             dealer for information       dealer for information

BY MAIL
                          o  Make out a check in       o  Make out a check in
                             U.S. dollars for the         U.S. dollars for the
                             investment amount,           investment amount,
                             payable to "New              payable to "New
[Graphic Omitted]            England Funds." Third        England Funds." Third
                             party checks will            party checks will
                             generally not be             generally not be
                             accepted.                    accepted.


                          o  Mail the check with       o  Fill out the
                             your completed               detachable investment
                             application to New           slip from an account
                             England Funds, P.O.          statement. If no slip
                             Box 8551, Boston, MA         is available, include
                             02266-8551.                  with the check a
                                                          letter specifying the
                                                          Fund name, your Class
                                                          of shares, your
                                                          account number and the
                                                          registered account
                                                          name(s). To make
                                                          investing even easier,
                                                          you can order more
                                                          investment slips by
                                                          calling 800-225-5478.


BY EXCHANGE
                          o  Obtain a current          o  Call your investment
                             prospectus for the           dealer or New England
                             Fund into which you          Funds at 800-225-5478
                             are exchanging by            to request an
                             calling your                 exchange.
                             investment dealer or
                             New England Funds at      o  See the section
                             800-225-5478.                entitled "Exchanging
                                                          Shares."
[Graphic Omitted]         o  Call your investment
                             dealer or New England
                             Funds to request an
                             exchange.

                          o  See the section
                             entitled "Exchanging
                             Shares."

BY WIRE
                          o  Call New England Funds    o  Instruct your bank to
                             at 800-225-5478 to           transfer funds to
                             obtain an account            State Street Bank &
                             number and wire              Trust Company, ABA#
                             transfer instructions.       011000028, DDA#
                             Your bank may charge         99011538.
                             you for such a
[Graphic Omitted]            transfer.                 o  Specify the Fund name,
                                                          your account number
                                                          and the registered
                                                          account name(s). Your
                                                          bank may charge you
                                                          for such a transfer.

THROUGH AUTOMATED CLEARING HOUSE (ACH)
                          o  Ask your bank or          o  Call New England Funds
                             credit union whether         at 800-225-5478 to add
                             it is a member of the        shares to your account
                             ACH system.                  through ACH.

                          o  Complete the              o  If you have not signed
                             "Telephone Withdrawal        up for the ACH system,
                             and Exchange" and            please call New
                             "Bank Information"           England Funds for a
                             sections on your             Service Options Form.
                             account application.         A signature guarantee
                                                          may be required to add
                          o  Mail your completed          this privilege.
                             application to New
                             England Funds, P.O.
                             Box 8551, Boston, MA
                             02266-8551.

FUND SERVICES
SELLING SHARES

                       To Sell Some or All of Your Shares

Certain restrictions may apply. See section entitled "Restrictions on Buying, Selling and Exchanging Shares."

THROUGH YOUR INVESTMENT DEALER
                          o  Call your investment dealer for information.


BY MAIL
                          o Write a letter to request a redemption specifying the name of the Fund, your class of shares, your account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section entitled "Selling Shares in Writing."


                          o The request must be signed by all of the owners of the shares including the capacity in which they are signing, if appropriate.
[Graphic Omitted]
                          o Mail your request to New England Funds, P.O. Box 8551, Boston, MA 02266-8551.

                          o Your proceeds will be delivered by the method chosen in your letter. If you choose to have your proceeds delivered by mail, they will generally be mailed to you on the business day after the request is received. You may also choose to redeem by wire or through ACH (see below).


BY EXCHANGE
                          o Obtain a current prospectus for the Fund into which you are exchanging by calling your investment dealer or New England Funds at 800-225-5478.
[Graphic Omitted]
                          o  Call New England Funds to request an exchange.

                          o See the section entitled "Exchanging Shares" for more details.

BY WIRE
                          o Fill out the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.

                          o  Call New England Funds at 800-225-5478 or indicate
[Graphic Omitted]            in your redemption request letter (see above) that
                             you wish to have your proceeds wired to your bank.

                          o Proceeds will generally be wired on the next business day. A wire fee (currently $5.00) will be deducted from the proceeds.

THROUGH AUTOMATED CLEARING HOUSE (ACH)
                          o Ask your bank or credit union whether it is a member of the ACH system.

                          o Complete the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.

                          o If you have not signed up for the ACH system on your application, please call New England Funds at 800-225-5478 for a Service Options Form.

                          o Call New England Funds to request a redemption through this system.
[Graphic Omitted]
                          o Proceeds will generally arrive at your bank within three business days.


BY TELEPHONE
                          o You may receive your proceeds by mail, by wire or through ACH (see above).

                          o Call New England Funds at 800-225-5478 to choose the method you wish to use to redeem your shares.
[Graphic Omitted]

                                                       FUND SERVICES
                                                       SELLING SHARES IN WRITING

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations we also may require a signature guarantee or additional documentation.

A signature guarantee protects you against fraudulent orders and is necessary if:

o  your address of record has been changed within the past 30 days;

o you are selling more than $100,000 worth of shares and you are requesting the proceeds by check; or

o a proceeds check for any amount is mailed to an address other than the address of record or not payable to the registered owner(s).

A notary public CANNOT provide a signature guarantee. A signature guarantee can be obtained from one of the following sources:

o  a financial representative or securities dealer;

o  a federal savings bank, cooperative or other type of bank;

o  a savings and loan or other thrift institution;

o  a credit union; or

o  a securities exchange or clearing agency.

FUND SERVICES
EXCHANGING SHARES


You may exchange Class Y shares of your Fund for Class Y shares of any other New England Fund which offers Class Y shares or for Class A shares of the Money Market Funds. Agents, general agents, directors and senior officers of NELICO and its insurance company subsidiaries may, at the discretion of NELICO, elect to exchange Class Y shares of any New England Fund in a NELICO Deferred Compensation Account for Class A shares of any other New England Fund which does not offer Class Y shares. Class A shares of any New England Fund in a NELICO Deferred Compensation Account may also be exchanged for Class Y shares of any New England Fund. All exchanges are subject to the eligibility requirements of the New England Fund or Money Market Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of the Funds may be legally sold. For federal income tax purposes, an exchange of Fund shares for shares of another New England Fund or Money Market Fund is treated as a sale on which gain or loss may be recognized. Please refer to the Statement of Additional Information (the "SAI") for more detailed information on exchanging Fund shares.


RESTRICTIONS ON BUYING, SELLING AND EXCHANGING SHARES

PURCHASE AND EXCHANGE RESTRICTIONS

Although the Funds do not anticipate doing so, they reserve the right to suspend or change the terms of purchasing or exchanging shares. The Funds and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the best interest of the Fund's other shareholders or would disrupt the management of the Fund. The Funds and the Distributor reserve the right to restrict purchases and exchanges for the accounts of "market timers" by limiting the transaction to a maximum dollar amount. An account will be deemed to be one of a market timer if: (i) more than two exchange purchases of a given Fund are made for the account in a calendar quarter or (ii) the account makes one or more exchange purchases of a given Fund in a calendar quarter in an aggregate amount in excess of 1% of the Fund's total net assets.

SELLING RESTRICTIONS

The table below describes restrictions placed on selling shares of any Fund described in this Prospectus:

RESTRICTION                                            SITUATION

The Fund may suspend the right of redemption or        o  When the New York
postpone payment for more than 7 days:                    Stock Exchange is
                                                          closed (other than a
                                                          weekend/holiday)

                                                       o  During an emergency

                                                       o  Any other period
                                                          permitted by the SEC

The Fund reserves the right to suspend account         o  With a notice of a
services or refuse transaction requests:                  dispute between
                                                          registered owners

                                                       o  With
                                                          suspicion/evidence of
                                                          a fraudulent act

The Fund may pay the redemption price in whole or      o  When it is detrimental
part by a distribution in kind of readily marketable      for a Fund to make
securities in lieu of cash or may take up to 7 days       cash payments as
to pay a redemption request in order to raise             determined in the sole
capital:                                                  discretion of the
                                                          adviser or subadviser

The Fund may withhold redemption proceeds until the    o  When redemptions are
check or funds have cleared:                              made within 10
                                                          calendar days of
                                                          purchase by check or
                                                          ACH of the shares
                                                          being redeemed

Telephone redemptions are not accepted for tax-qualified retirement accounts.

                                                                   FUND SERVICES
                                                      HOW FUND SHARES ARE PRICED

"Net asset value" is the price of one share of a Fund without a sales charge, and is calculated each business day using this formula:

                                 TOTAL MARKET VALUE OF SECURITIES +
                                 CASH AND OTHER ASSETS - LIABILITIES
               NET ASSET VALUE = ----------------------------------
                                    NUMBER OF OUTSTANDING SHARES

The net asset value of Fund shares is determined according to this schedule:

o A share's net asset value is determined at the close of regular trading on the New York Stock Exchange (the "Exchange") on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time.

o The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received "in good order" by State Street Bank and Trust Company, the Fund's custodian (plus or minus applicable sales charges as described earlier in this Prospectus).

o Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.

o A Fund heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

* Under limited circumstances, the Distributor may enter into a contractual agreement where it may accept orders after 5:00 pm, but not later than 8:00 pm

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in "Buying Shares" and "Selling Shares".

Generally, Fund securities are valued as follows:

o EQUITY SECURITIES - most recent sales or quoted bid price as provided by a pricing service.

o DEBT SECURITIES (other than short-term obligations) - based upon pricing service valuations.


o SHORT-TERM OBLIGATIONS (remaining maturity of less than 60 days) - amortized cost (which approximates market value).


o SECURITIES TRADED ON FOREIGN EXCHANGES - most recent sale/bid price on the non-U.S. exchange, unless an occurrence after the close of the exchange will materially affect its value. In that case, it is given fair value as determined by or under the direction of the Fund's Board of Trustees at the close of regular trading on the Exchange.

o  OPTIONS - last sale price, or if not available, last offering price.

o FUTURES - unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or under the direction of the Fund's Board of Trustees.

o ALL OTHER SECURITIES - fair market value as determined by the adviser or subadviser of the Fund under the direction of the Fund's Board of Trustees.

The effect of fair value pricing as described above under "Securities traded on foreign exchanges" and "All other securities" is that securities may not be priced on the basis of quotations from the primary market in which they are traded but rather, may priced by another method that the Fund's Board of Trustees believes actually reflects fair value.

[graphic omitted] FUND SERVICES
                  DIVIDENDS AND DISTRIBUTIONS


The Funds generally distribute most or all of their net investment income (other than capital gains) in the form of dividends. The following table shows when each Fund expects to distribute dividends. Each Fund distributes all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. Each Fund's Board of Trustees may adopt a different schedule as long as payments are made at least annually.

                                Dividend Payment Schedule
--------------------------------------------------------------------------------
       Annually               Semi-Annually                 Quarterly
--------------------------------------------------------------------------------
   Capital Growth           Growth and Income             Equity Income
       Growth                                                Balanced
        Value
   Star Small Cap
   Star Advisers
   Star Worldwide
--------------------------------------------------------------------------------


Depending on your investment goals and priorities, you may choose to:

   o receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional Class Y shares of the Fund or in Class Y shares of another New England Fund.

   o receive all distributions in cash.

Unless you select one of the above options, distributions will automatically be reinvested in Class Y shares of the Fund.

For more information or to change your distribution option, contact New England Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a non-retirement plan Fund, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. Be sure to keep the 1099 as a permanent record. A fee may be charged for any duplicate information requested.

TAX CONSEQUENCES

Each Fund intends to meet all requirements of the Internal Revenue Code necessary to qualify as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.

Fund distributions paid to you either in cash or reinvested in additional shares are generally taxable to you either as ordinary income or as capital gains. Distributions derived from short-term capital gains or investment income are generally taxable at ordinary income rates. If you are a corporation investing in a Fund, a portion of these dividends may qualify for the dividends-received deduction provided that you meet certain holding period requirements. Distributions of gains from investments that a Fund owned for more than one year that are designated by a Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain, regardless of how long the shareholder has held Fund shares.


An exchange of shares for shares of another New England Fund or Money Market Fund is treated as a sale, and any resulting gain or loss may be subject to federal income tax. If you purchase shares of a Fund shortly before it declares a capital gain distribution or a dividend, a portion of the purchase price may be returned to you as a taxable distribution.

You should consult your tax adviser about any federal, state and local taxes that may apply to the distributions you receive. Shareholders of Star Small Cap Fund and Star Worldwide Fund should also consult their tax advisers about consequences of their investments under foreign laws.


                            FUND SERVICES
                            COMPENSATION TO SECURITIES DEALERS [graphic omitted]

The Distributor may, at its expense, pay concessions to dealers which satisfy certain criteria established from time to time by the Distributor relating to increasing net sales of shares of the New England Funds over prior periods, and certain other factors. See the SAI for more details.

[graphic omitted] FUND PERFORMANCE

The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with each Fund's financial statements, are included in the Statement of Additional Information, which is available upon request.


NEW ENGLAND CAPITAL GROWTH FUND

----------------------------------------------------------------------------------------------------------------
                                                                                 CLASS A

                                                                         YEAR ENDED DECEMBER 31,
                                                           1994        1995        1996        1997       1998
Net Asset Value, Beginning of Year                        $15.27      $15.02      $18.41      $19.27      $19.95
                                                          ------      ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                               (0.08)      (0.11)(b)   (0.14)(c)   (0.18)(c)   (0.13)(c)
Net Realized and Unrealized
 Gain (Loss) on Investments                                (0.17)       4.74        3.22        3.43        5.18
                                                          ------      ------      ------      ------      ------
Total From Investment Operations                           (0.25)       4.63        3.08        3.25        5.05
                                                          ------      ------      ------      ------      ------
LESS DISTRIBUTIONS
Distributions From Net Realized
  Capital Gains                                             0.00       (1.24)      (2.22)      (2.57)      (4.33)
                                                          ------      ------      ------      ------      ------
Total Distributions                                         0.00       (1.24)      (2.22)      (2.57)      (4.33)
                                                          ------      ------      ------      ------      ------
Net Asset Value, End of Year                              $15.02      $18.41      $19.27      $19.95      $20.67
                                                          ======      ======      ======      ======      ======
TOTAL RETURN (%)(a)                                         (1.6)       30.7        17.1        17.2        29.0
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets (%)       1.63        1.61        1.50        1.45        1.46
Ratio of Net Investment Income (Loss) to Average
  Net Assets (%)                                           (0.45)      (0.67)      (0.71)      (0.87)      (0.62)
Portfolio Turnover Rate (%)                                   82          69          74          48         136
Net Assets, End of Year (000)                            $95,803    $123,504    $141,326    $149,734    $175,511

                                                                                 CLASS B

                                                                         YEAR ENDED DECEMBER 31,
                                                           1994        1995        1996        1997        1998
Net Asset Value, Beginning of Yar                         $15.24      $14.89      $18.09      $18.74      $19.10
                                                          ------      ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                               (0.08)      (0.16)(b)   (0.28)(c)   (0.32)(c)   (0.27)(c)
Net Realized and Unrealized
 Gain (Loss) on Investments                                (0.27)       4.60        3.15        3.25        4.87
                                                          ------      ------      ------      ------      ------
Total From Investment Operations                           (0.35)       4.44        2.87        2.93        4.60
                                                          ------      ------      ------      ------      ------
LESS DISTRIBUTIONS
Distributions from Net Realized
 Capital Gains                                              0.00       (1.24)      (2.22)      (2.57)      (4.33)
                                                          ------      ------      ------      ------      ------
Total Distributions                                         0.00       (1.24)      (2.22)      (2.57)      (4.33)
                                                          ------      ------      ------      ------      ------
Net Asset Value, End of Year                              $14.89      $18.09      $18.74      $19.10      $19.37
                                                          ======      ======      ======      ======      ======
TOTAL RETURN (%) (a)                                        (2.3)       29.7        16.2        15.9        28.2
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to
 Average Net Assets (%)                                     2.38        2.36        2.25        2.20        2.21
Ratio of Net Investment Income (Loss) to
 Average Net Assets (%)                                    (1.20)      (1.42)      (1.46)      (1.62)      (1.37)
Portfolio Turnover Rate (%)                                   82          69          74          48         136
Net Assets, End of Year (000)                            $15,390     $26,234     $37,439     $45,546     $57,796

                                                                           CLASS C

                                                                   YEAR ENDED DECEMBER 31,
                                                          1995         1996        1997        1998
Net Asset Value, Beginning of Year                        $14.89      $18.08      $18.74      $19.11
                                                          ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (Loss)                               (0.09)(b)   (0.28)(c)   (0.34)(c)   (0.27)(c)
Net Realized and Unrealized
 Gain (Loss) on Investments                                 4.52        3.16        3.28        4.86
                                                          ------      ------      ------      ------
Total From Investment Operations                            4.43        2.88        2.94        4.59
                                                          ------      ------      ------      ------
LESS DISTRIBUTIONS
Distributions From Net Realized
 Capital Gains                                             (1.24)      (2.22)      (2.57)      (4.33)
                                                          ------      ------      ------      ------
Total Distributions                                        (1.24)      (2.22)      (2.57)      (4.33)
                                                          ------      ------      ------      ------
Net Asset Value, End of Year                              $18.08      $18.74      $19.11      $19.37
                                                          ======      ======      ======      ======
TOTAL RETURN (%) (a)                                        29.7        16.2        15.9        28.1
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets (%)       2.36        2.25        2.20        2.21
Ratio of Net Investment Income (Loss) to Average
  Net Assets (%)                                           (1.42)      (1.46)      (1.62)      (1.37)
Portfolio Turnover Rate (%)                                   69          74          48         136
Net Assets, End of Year (000)                               $354        $504        $979      $1,609

(a) A sales charge for Class A shares or a CDSC for Class B and C shares is not reflected in total return calculations.
(b) Per share net investment income (loss) does not reflect the period's reclassification of permanent differences between book and tax basis net investment income (loss).
(c) Per share net investment income (loss) has been calculated using the average shares outstanding during the year.
    The Fund's current subadviser assumed that function on February 16, 1998. The highlights prior to this date reflect results achieved by the previous subadviser under different investment policies.
----------------------------------------------------------------------------------------------------------------

[graphic omitted] FUND PERFORMANCE
                  ----------------
NEW ENGLAND GROWTH FUND

----------------------------------------------------------------------------------------------------------------
                                                                              CLASS A

                                                                          YEAR ENDED DECEMBER 31,
                                                           1994         1995       1996        1997        1998

Net Asset Value, Beginning of Year                        $10.44      $ 8.87      $10.55      $11.63     $10.41
                                                          ------      ------      ------      ------     ------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                                0.11        0.05        0.04        0.01       0.08(c)
Net Realized and Unrealized Gains (Loss)
 on Investments                                            (0.84        3.30        2.07        2.79       3.00
                                                          ------      ------      ------      ------     ------
Total From Investment Operations                           (0.73)       3.35        2.11        2.80       3.08
                                                          ------      ------      ------      ------     ------
LESS DISTRIBUTIONS
Distributions From Net Investment Income                   (0.11)      (0.05)      (0.04)       0.00      (0.10)
Distributions From Net Realized Gain
 on Investments                                            (0.73)      (1.62)      (0.99)      (4.02)     (1.32)
Distributions in Excess of Realized Gain
 on Investments                                             0.00        0.00        0.00        0.00      (0.35)
Distbituions from Returns of Capital                        0.00        0.00        0.00        0.00      (0.36)
                                                          ------      ------      ------      ------     ------
Total Distributions                                        (0.84)      (1.67)      (1.03)      (4.02)     (2.13)
                                                          ------      ------      ------      ------     ------
Net Asset Value, End of Year                               $8.87      $10.55      $11.63      $10.41     $11.36
                                                           =====      ======      ======      ======     ======
TOTAL RETURN (b)                                            (7.1)       38.1        20.9        23.5       33.4
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
 to Average Net Assets (%)                                  1.19        1.20        1.18        1.12       1.12
Ratio of Net Investment Income
 to Average Net Assets (%)                                  1.05        0.42        0.33        0.08       0.74
Portfolio Turnover Rate (%)                                  141         235         199         214        202
Net Assets, End of Year (000,000)                           $988      $1,201      $1,297      $1,460     $1,825

                                                                         CLASS B                                   CLASS C

                                                            FEBRUARY 28(a)          YEAR ENDED                  SEPTEMBER 1(a)
                                                         THROUGH DECEMBER 31,       DECEMBER 31,             THROUGH DECEMBER 31,
                                                               1997                    1998                         1998

Net Asset Value, Beginning of Year                             $12.47                  $10.32                        $11.18
                                                               ------                  ------                        ------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                                    (0.07)                   0.00(c)                       0.00(c)
Net Realized and Unrealized Gains (Loss)
 on Investments                                                  1.94                    2.95                          2.09
                                                               ------                  ------                        ------
Total From Investment Operations                                 1.87                    2.95                          2.09
                                                               ------                  ------                        ------
LESS DISTRIBUTIONS
Distributions From Net Investment Income                         0.00                   (0.06)                        (0.06)
Distributions From Net Realized Gain
 on Investments                                                 (4.02)                  (1.32)                        (1.32)
Distributions in Excess of Realized Gain
 on Investments                                                  0.00                   (0.35)                        (0.35)
Distbituions from Returns of Capital                             0.00                   (0.39)                        (0.39)
                                                               ------                  ------                        ------
Total Distributions                                             (4.02)                  (2.12)                        (2.12)
                                                               ------                  ------                        ------
Net Asset Value, End of Year                                   $10.32                  $11.15                        $11.15
                                                               ======                  ======                        ======
TOTAL RETURN (b)                                                 14.4                    32.4                          22.2
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
 to Average Net Assets (%)                                       1.87(d)                 1.87                          1.87(d)
Ratio of Net Investment Income
 to Average Net Assets (%)                                      (0.67)(d)               (0.01)                        (0.01)(d)
Portfolio Turnover Rate (%)                                       214(d)                  202                           202
Net Assets, End of Year (000,000)                              $   18                  $   75                        $    2

----------------------------------------------------------------------------------------------------------------
(a) Commencement of Operations.
(b) A sales charge for Class A shares or a CDSC for Class B and C shares is not reflected in total return calculations. Periods of less than one year are not annualized.
(c) Per share net investment income (loss) has been calculated using the average shares outstanding during the year.
(d) Computed on an annualized basis.

[graphic omitted] FUND PERFORMANCE
                  NEW ENGLAND GROWTH AND INCOME FUND*


                                                                    CLASS Y

                                                                  NOVEMBER 18(A)
                                                                    THROUGH
                                                                   DECEMBER 31,
                                                                      1998

Net Asset Value, Beginning of Period                                 $15.42
                                                                     ------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                  0.02
Net Realized and Unrealized Gain on Investments                        1.22
                                                                     ------
Total From Investment Operations                                       1.24
                                                                     ------
LESS DISTRIBUTIONS
Distributions From Net Investment Income                              (0.02)
Distributions From Net Realized Capital Gains                         (0.07)
                                                                     ------
Total Distributions                                                   (0.09)
                                                                     ------
Net Asset Value, End of Period                                       $16.57
                                                                     ======
TOTAL RETURN (%)(C)                                                     8.1

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets (%)                  0.98(b)
Ratio of Net Investment Income to Average Net Assets (%)               0.58(b)
Portfolio Turnover Rate (%)                                             114
Net Assets, End of Period (000)                                          $1


  * The Fund changed its name from New England Growth Opportunities Fund on May 3, 1999.
(a) Commencement of Operations
(b) Computed on an annualized basis.
(c) Periods of less than one year are not annualized.

[graphic omitted] FUND PERFORMANCE
                  NEW ENGLAND BALANCED FUND

                                                                                              CLASS Y
                                                                      MARCH 8 (A)
                                                                          TO
                                                                      DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                                                         1994        1995       1996        1997        1998
Net Asset Value, Beginning of Period                                    $12.20      $11.27    $13.15      $13.95      $14.27
                                                                        ------      ------    ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                    0.38        0.46       0.44        0.40        0.39
Net Realized and Unrealized Gain (Loss) on Investments                  (0.72)       2.51       1.76        2.06        0.74
                                                                        ------      ------    ------      ------      ------
Total From Investment Operations                                        (0.34)       2.97       2.20        2.46        1.13
                                                                        ------      ------    ------      ------      ------
LESS DISTRIBUTIONS
Distributions From Net Investment Income                                (0.38)      (0.45)     (0.45)      (0.40)      (0.38)
Distributions From Net Realized Capital Gains                           (0.21)      (0.64)     (0.95)      (1.74)      (1.48)
                                                                        ------      ------    ------      ------      ------
Total Distributions                                                     (0.59)      (1.09)     (1.40)      (2.14)      (1.86)
                                                                        ------      ------    ------      ------      ------
Net Asset Value, End of Period                                          $11.27      $13.15     $13.95      $14.27      $13.54
                                                                        ======      ======     ======      ======      ======
TOTAL RETURN (%)(C)                                                       (2.8)       26.8       17.6        18.1         8.6


RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets (%)                     0.99(b)     1.11       0.88        0.88        0.90
Ratio of Net Investment Income to Average Net Assets (%)                  3.69(b)     3.62       3.24        2.66        2.65
Portfolio Turnover Rate (%)                                                 36          54         70          69          81
Net Assets, End of Period (000)                                        $39,183     $59,411    $77,665     $85,620      $73,212


(a) Commencement of Operations.
(b) Computed on an annualized basis.
(c) Periods of less than one year are not computed on an annualized basis.

[graphic omitted] FUND PERFORMANCE
                  NEW ENGLAND VALUE FUND

                                                                                               CLASS Y
                                                                     MARCH 31 (A)
                                                                          TO
                                                                     DECEMBER 31,            YEAR ENDED DECEMBER 31,
                                                                         1994        1995        1996       1997        1998
Net Asset Value, Beginning of Period                                    $7.57       $7.24       $8.75     $ 9.55       $10.10
                                                                        -----       -----       -----     ------       ------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                    0.10        0.12        0.08       0.06(d)     0.06(d)
Net Realized and Unrealized Gain on Investments                          0.08        2.21        2.10       1.95        0.59
                                                                        -----       -----       -----     ------       ------
Total From Investment Operations                                         0.18        2.33        2.18       2.01        0.65
                                                                        -----       -----       -----     ------       ------
LESS DISTRIBUTIONS
Distributions From Net Investment Income                                (0.10)      (0.11)      (0.08)     (0.03)      (0.04)
Distributions From Net Realized Capital Gains                           (0.41)      (0.71)      (1.30)     (1.43)      (1.06)
                                                                        -----       -----       -----     ------       ------
Total Distributions                                                     (0.51)      (0.82)      (1.38)     (1.46)      (1.10)
                                                                        -----       -----       -----     ------       ------
Net Asset Value, End of Period                                          $7.24       $8.75       $9.55     $10.10       $ 9.65
                                                                        =====       =====       =====     ======       =====
TOTAL RETURN (%)(C)                                                       2.4        32.8        26.4       21.3         7.4

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets (%)                    1.54(b)     1.12        1.06       1.00        1.01
Ratio of Net Investment Income to Average Net Assets (%)                 1.05(b)     1.47        1.03       0.53        0.54
Portfolio Turnover Rate (%)                                                29          52          64         55          75
Net Assets, End of Period (000)                                        $4,001      $6,738     $12,716    $24,164     $17,789

(a) Commencement of Operations
(b) Computed on an annualized basis.
(c) Periods of less than one year are not computed on an annualized basis.
(d) Per share net investment income has been calculated using the average shares outstanding during the year.

NEW ENGLAND EQUITY INCOME FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                CLASS A                         CLASS B                       CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
                                     NOV. 15(a)                           SEPTEMBER 13(a)              SEPTEMBER 13(a)
                                      THROUGH                                THROUGH      YEAR ENDED      THROUGH      YEAR ENDED
                                      DEC. 31,   YEAR ENDED DECEMBER 31,   DECEMBER 31,   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                        1995     1996     1997     1998      1997            1998          1997            1998
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period   $12.50   $12.86   $15.15   $17.59    $17.06          $17.59        $17.06          $17.59
                                       ------   ------   ------   ------    ------          ------        ------          ------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                    0.04     0.31     0.25     0.26(b)   0.03            0.13(b)       0.03            0.13(b)
Net Realized and Unrealized Gains
  on Investments                         0.36     3.11     3.15     0.20(c)   0.60            0.20(c)       0.60            0.21(c)
                                       ------   ------   ------   ------    ------          ------        ------          ------
Total From Investment Operations         0.40     3.42     3.40     0.46      0.63            0.33          0.63            0.34
                                       ------   ------   ------   ------    ------          ------        ------          ------

LESS DISTRIBUTIONS
Distributions From Net Investment
  Income                                (0.04)   (0.30)   (0.26)   (0.26)    (0.04)          (0.13)        (0.04)          (0.13)
Distributions From Net Realized
  Capital Gains                          0.00    (0.83)   (0.70)   (0.17)    (0.06)          (0.17)        (0.06)          (0.17)
                                       ------   ------   ------   ------    ------          ------        ------          ------
Total Distributions                     (0.04)   (1.13)   (0.96)   (0.43)    (0.10)          (0.30)        (0.10)          (0.30)
                                       ------   ------   ------   ------    ------          ------        ------          ------

Net Asset Value, End of Period         $12.86   $15.15   $17.59   $17.62    $17.59          $17.62        $17.59          $17.63
                                       ======   ======   ======   ======    ======          ======        ======          ======

TOTAL RETURN (%) (d)                     3.2     26.6     22.6      2.7       3.7             2.0           3.7             2.0

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to
  Average Net Assets (%)(e)              1.50(f)  1.50     1.50     1.50      2.25(f)         2.25          2.25(f)         2.25
Ratio of Net Investment Income to
  Average Net Assets (%)                 3.58(f)  2.06     1.76     1.48      1.01(f)         0.73          1.01(f)         0.73
Portfolio Turnover Rate (%)                 0       45       33       61        33              61            33              61
Net Assets, End of Period (000)        $2,064   $2,613  $14,681  $17,839    $9,375         $16,623        $1,596          $2,101

(a) Commencement of Operations.
(b) Per share net investment income has been calculated using the average shares outstanding during the year.
(c) The amount shown for a share outstanding does not correspond with the aggregate net gain/loss on investments for the period ended December 31, 1998, due the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(d) A sales charge for Class A shares or a CDSC for Class B and C shares is not reflected in total return calculations. Periods of less than one year are not annualized.
(e) The ratio of operating expenses to average net assets without giving effect to the expense limitation in effect would have been (%):
                                         5.97(f)  3.67     3.10     1.92      3.85(f)         2.67          3.85(f)         2.67
(f) Computed on an annualized basis.

[graphic omitted] FUND PERFORMANCE
                  NEW ENGLAND STAR SMALL CAP FUND


                                                             Class A                   Class B                    Class C

                                                     Year Ended December 31,   Year Ended December 31,    Year Ended December 31,
                                                        1997         1998         1997         1998         1997         1998
Net Asset Value, Beginning of the Year (a)             $12.50       $15.37       $12.50       $15.26       $12.50       $15.26
                                                       ------       ------       ------       ------       ------       ------
Income (Loss) from Investment Operations
Net Investment Income (Loss) (b)                        (0.20)       (0.23)       (0.30)       (0.33)       (0.30)       (0.33)
Net Realized and Unrealized Gain on
 Investments                                             3.55         0.54         3.54         0.52         3.54         0.52
                                                       ------       ------       ------       ------       ------       ------
Total from Investment Operations                         3.35         0.31         3.24         0.19         3.24         0.19
                                                       ------       ------       ------       ------       ------       ------
Less Distributions
Distributions from Net Realized
 Capital Gains                                          (0.48)       (0.02)       (0.48)       (0.02)       (0.48)       (0.02)
                                                       ------       ------       ------       ------       ------       ------
Total Distributions                                     (0.48)       (0.02)       (0.48)       (0.02)       (0.48)       (0.02)
                                                       ------       ------       ------       ------       ------       ------
Net Asset Value, End of Year                           $15.37       $15.66       $15.26       $15.43       $15.26       $15.43
                                                       ======       ======       ======       ======       ======       ======
Total Return (%)(c)                                      27.0          2.1         26.1          1.3         26.1          1.3
Ratios/Supplemental Data
Ratio of Operating Expenses
 to Average Net Assets (%)                               2.20         2.07         2.95         2.82         2.95         2.82
Ratio of Net Investment Income (Loss)
 to Average Net Assets (%)                              (1.44)       (1.52)       (2.19)       (2.27)       (2.19)       (2.27)
Portfolio Turnover Rate (%)                               140          182          140          182          140          182
Net Assets, End of Year (000)                         $52,066      $56,161      $52,616      $61,409      $13,970      $15,412
--------------------------------------------------------------------------------------------------------------------------------

(a) Commencement of operations December 31, 1996.
(b) Per share net investment loss has been calculated using the average shares outstanding during the year.
(c) A sales charge for Class A shares or a CDSC for Class B and C shares is not reflected in total return calculations.

[graphic omitted] FUND PERFORMANCE
                  NEW ENGLAND STAR ADVISERS FUND


                                                                                               Class Y
                                                                    November 15 (a)
                                                                        through
                                                                      December 31,            Year Ended December 31,
                                                                         1994        1995        1996       1997        1998
Net Asset Value, Beginning of Period                                    $13.59      $13.24      $16.83     $18.33      $18.41
                                                                        ------      ------      ------     ------      ------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                                              0.06        0.00       (0.02)(e)   0.03(e)     0.00(e)
Net Realized and Unrealized Gain (Loss) on Investments                   (0.35)       4.58        3.23       3.66        3.34
                                                                        ------      ------      ------     ------      ------
Total From Investment Operations                                         (0.29)       4.58        3.21       3.69        3.34
                                                                        ------      ------      ------     ------      ------
LESS DISTRIBUTIONS
Dividends From Net Investment Income                                     (0.06)       0.00        0.00       0.00        0.00
Distributions From Net Realized Capital Gains                             0.00       (0.99)      (1.71)     (3.61)      (1.38)
                                                                        ------      ------      ------     ------      ------
Total Distributions                                                      (0.06)      (0.99)      (1.71)     (3.61)      (1.38)
                                                                        ------      ------      ------     ------      ------
Net Asset Value, End of Period (000)                                    $13.24      $16.83      $18.33     $18.41      $20.37
                                                                        ======      ======      ======     ======      ======
TOTAL RETURN (%)(c)                                                       (2.1)       34.8        19.6       20.5        19.6
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets (%)(d)                  1.79(b)     1.57        1.43       1.41        1.37
Ratio of Net Investment Income to Average Net Assets (%)                  2.26(b)    (0.08)      (0.11)      0.11        0.01
Portfolio Turnover Rate (%)                                                100         142         127        168         101
Net Assets, End of Period (000)                                           $196      $5,569     $18,649    $37,006     $42,517


(a) Commencement of operations.
(b) Computed on an annualized basis.
(c) Periods less than one year are not annualized.
(d) The ratio of operating expenses to average net assets, without giving effect to the voluntary fee wavier in effect through December 31, 1994 would have been 1.90% for period ended December 31, 1994.
(e) Per share net investment loss has been calculated using the average shares outstanding during the year.

[graphic omitted] FUND PERFORMANCE
                  NEW ENGLAND STAR WORLDWIDE FUND

                                                      Class A                       Class B                       Class C
                                               Year Ended December 31,       Year Ended December 31,       Year Ended December 31,
                                              1996      1997      1998      1996      1997      1998      1996      1997      1998
Net Asset Value, Beginning of Period (a)     $12.50    $14.40    $15.46    $12.50    $14.30    $15.23    $12.50    $14.31    $15.24
                                             ------    ------    ------    ------    ------    ------    ------    ------    ------
Income (Loss) from Investment Operations
Net Investment Income (Loss) (b)              (0.03)    (0.02)     0.01     (0.12)    (0.14)    (0.11)    (0.12)    (0.13)    (0.11)
Net Realized and Unrealized Gain
 (Loss) on Investments                         2.11      1.88      0.61      2.10      1.87      0.61      2.11      1.86      0.62
                                             ------    ------    ------    ------    ------    ------    ------    ------    ------
Total from Investment Operations               2.08      1.86      0.62      1.98      1.73      0.50      1.99      1.73      0.51
                                             ------    ------    ------    ------    ------    ------    ------    ------    ------
Less Distributions
Distributions from Net Realized
 Capital Gains                                (0.18)    (0.76)     0.00     (0.18)    (0.76)     0.00     (0.18)    (0.76)     0.00
Distributions from Paid-in Capital             0.00     (0.04)     0.00      0.00     (0.04)     0.00      0.00     (0.04)     0.00
                                             ------    ------    ------    ------    ------    ------    ------    ------    ------
Total Distributions                           (0.18)    (0.80)     0.00     (0.18)    (0.80)     0.00     (0.18)    (0.80)     0.00
                                             ------    ------    ------    ------    ------    ------    ------    ------    ------
Net Asset Value, End of Period               $14.40    $15.46    $16.08    $14.30    $15.23    $15.73    $14.31    $15.24    $15.75
                                             ======    ======    ======    ======    ======    ======    ======    ======    ======
Total Return (%)(c)                            16.7      12.7       4.0      15.9      11.9       3.3      15.9      11.8       3.3
Ratios/Supplemental Data
Ratio of Operating Expenses
 to Average Net Assets (%)                     2.58      2.07      2.09      3.33      2.82      2.84      3.33      2.82      2.84
Ratio of Net Investment Income
 (Loss) to Average Net Assets (%)             (0.21)    (0.12)     0.03     (0.96)    (0.87)    (0.72)    (0.96)    (0.87)    (0.72)
Portfolio Turnover Rate (%)                                80        84        57        80        84        57        80        84
 Net Assets, End of Period (000)            $68,509  $118,381  $106,763   $65,367  $123,467  $116,305   $17,980   $26,137   $23,016
------------------------------------------------------------------------------------------------------------------------------------

(a) The Fund commenced operations on December 29, 1995.
(b) Per Share net investment income (loss) has been calculated using the average shares outstanding during the year.
(c) A sales charge for Class A shares or a CDSC for Class B and C shares is not reflected in total return calculations.

                                                               GLOSSARY OF TERMS

BID PRICE - the price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

BOTTOM-UP APPROACH - The search for outstanding performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.

CAPITAL GAIN DISTRIBUTIONS - Payments to a Fund's shareholders of profits earned from selling securities in a Fund's portfolio. Capital gain distributions are usually paid once a year.


CREDIT RATING - Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's or Moody's. Bonds with a credit rating of BBB or higher by S&P or Baa or higher by Moody's are generally considered investment grade.


DERIVATIVE - A financial instrument whose value and performance is based on the value and performance of another security or financial instrument.

DISCOUNTED PRICE - The difference between a bond's current market price and its face or redemption value.

DIVERSIFICATION - The strategy of investing in a wide range of companies or industries to reduce the risk if an individual company or sector of the market suffers losses.

DIVIDEND YIELD - The current or estimated annual dividend divided by the market price per share of a security.

DURATION - A measure of how much a bond's price inversely fluctuates with changes in prevailing interest rates.

EARNINGS GROWTH - A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

FUNDAMENTAL ANALYSIS - An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysts consider past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, these analysts assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

GROWTH INVESTING - An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

INCOME DISTRIBUTIONS - Payments to a Fund's shareholders resulting from the net interest or dividend income earned by a Fund's portfolio.

INFLATION - A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

INTEREST RATE - rate of interest charged for the use of money, usually expressed at an annual rate.

MARKET CAPITALIZATION - Market price multiplied by number of shares outstanding. Large capitalization companies generally have over $5 billion in market capitalization; medium cap companies between $1.5 billion and $5 billion; and small cap companies less than $1.5 billion. These capitalization figures may vary depending upon the index being used and/or the guidlines set by the portfolio manager.

MATURITY - The final date on which the payment of a debt instrument (e.g. bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

NET ASSET VALUE (NAV) - The market value of one share of a Fund on any given day without a front-end sales charge or CDSC. It is determined by dividing a Fund's total net assets by the number of shares outstanding.

PRICE-TO-BOOK RATIO - Current market price of a stock divided by its book value, or net asset value.

PRICE-TO-EARNINGS RATIO - Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price-to-earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different securities. Some firms use the inverse ratio for this calculation (i.e. earnings-to-price ratio).

RETURN ON EQUITY - The amount, expressed as a percentage, earned on a company's common stock investment for a given period. It is calculated by dividing net income for the period after preferred stock dividends but before common stock dividends by the common stock equity (net worth) average for the accounting period. This tells common shareholders how effectively their money is being employed.

TECHNICAL ANALYSIS - The research into the demand and supply for securities, options, mutual funds and commodities based on trading volume and price studies. Technical analysis uses charts or computer programs to identify and project price trends in a market, security, mutual fund or futures contract.

TOP-DOWN APPROACH - The method in which an investor first looks at trends in the general economy, selects attractive industries and then companies that should benefit from those trends.

TOTAL RETURN - The change in value of an investment in a Fund over a specific time period expressed as a percentage. Total returns assume all earnings are reinvested in additional shares of a Fund.

VALUE INVESTING - A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

VOLATILITY - The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

YIELD - The rate at which a fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

YIELD-TO-MATURITY - The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

             IF YOU WOULD LIKE MORE INFORMATION ABOUT THE FUNDS, THE
              FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

               ANNUAL AND SEMIANNUAL REPORTS -- Provide additional
                 information about each Fund's investments. Each
              report includes a discussion of the market conditions
            and investment strategies that significantly affected the
                 Fund's performance during its last fiscal year.

           STATEMENT OF ADDITIONAL INFORMATION (SAI) -- Provides more detailed information about the Funds, has been filed with the
                       Securities and Exchange Commission
             and is incorporated into this Prospectus by reference.

                   TO ORDER A FREE COPY OF A FUND'S ANNUAL OR
              SEMIANNUAL REPORT OR ITS SAI, CONTACT YOUR FINANCIAL
                        REPRESENTATIVE, OR THE FUNDS AT:

                             New England Funds, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
                             Telephone: 800-225-5478
                          Internet: www.mutualfunds.com

               Your financial representative or New England Funds
            will also be happy to answer your questions or to provide
                any additional information that you may require.

            You can review the Funds' reports and SAIs at the Public
            Reference Room of the Securities and Exchange Commission.
                    Text-only copies are available free from
                   the Commission's Web site at: www.sec.gov.

          Copies of these publications are also available for a fee by writing or calling the Public Reference Room of the SEC,
                           Washington, D.C. 20549-6009
                             Telephone: 800-SEC-0330

         New England Funds, L.P., and other firms selling shares of New
                        England Funds are members of the
            National Association of Securities Dealers, Inc. (NASD).
               As a service to investors, the NASD has asked that
             we inform you of the availability of a brochure on its
                 Public Disclosure Program. The program provides
             access to information about securities firms and their
           representatives. Investors may obtain a copy by contacting the NASD at 800-289-9999 or by visiting their Web site
                                at www.NASDR.com.

                                NEW ENGLAND FUNDS
                              STOCK AND STAR FUNDS

                               Class Y Shares of:
                         New England Capital Growth Fund
                             New England Growth Fund
                       New England Growth and Income Fund
                (formerly New England Growth Opportunities Fund)
                            New England Balanced Fund
                             New England Value Fund
                         New England Equity Income Fund
                         New England Star Small Cap Fund
                         New England Star Advisers Fund
                         New England Star Worldwide Fund

                    Investment Company Act File No. 811-4323
                    Investment Company Act File No. 811-242
                    Investment Company Act File No. 811-7345
                                   YS51-0599

[Logo]
NEW ENGLAND FUNDS(R)
WHERE THE BEST MINDS MEET(R)
--------------------------------------------------------------------------------
    New England
BOND FUNDS
--------------------------------------------------------------------------------

[graphic omitted]

--------------------------------------------
CORPORATE INCOME
  New England Short Term Corporate
    Income Fund
  New England Bond Income Fund
  New England High Income Fund
  New England Strategic Income Fund

GOVERNMENT INCOME
  New England Limited Term U.S.
   Government Fund
  New England Government Securities Fund

TAX FREE INCOME
  New England Municipal Income Fund
--------------------------------------------


The Securities and Exchange Commission has not approved any Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

For general information on the Funds or any of their services and for assistance in opening an account, contact your financial representative or call New England Funds.

PROSPECTUS
May 3, 1999

                    WHAT'S INSIDE

                    GOALS, STRATEGIES & RISKS
[GRAPHIC OMITTED]   PAGE 1
--------------------------------------------------------------------------------
                    FUND FEES & EXPENSES
[GRAPHIC OMITTED]   PAGE 15
--------------------------------------------------------------------------------
                    MANAGEMENT TEAM
[GRAPHIC OMITTED]   PAGE 18
--------------------------------------------------------------------------------
                    FUND SERVICES
[GRAPHIC OMITTED]   PAGE 20
--------------------------------------------------------------------------------
                    FUND PERFORMANCE
[GRAPHIC OMITTED]   PAGE 32
--------------------------------------------------------------------------------

New England Funds
399 Boylston Street, Boston, Massachusetts 02116
800-225-5478

TABLE OF CONTENTS


               ---------------------------------------------------------------
                GOALS, STRATEGIES & RISKS
               ---------------------------------------------------------------
               New England Short Term Corporate Income Fund ...............  1
               New England Bond Income Fund ...............................  3
               New England High Income Fund ...............................  5
               New England Strategic Income Fund ..........................  7
               New England Limited Term U.S. Government Fund ..............  9
               New England Government Securities Fund ..................... 11
               New England Municipal Income Fund .......................... 13

               ---------------------------------------------------------------
                FUND FEES & EXPENSES
               ---------------------------------------------------------------
               Fund Fees & Expenses ....................................... 15

               ---------------------------------------------------------------
                MORE ABOUT RISK
               ---------------------------------------------------------------
               More About Risk ............................................ 17


               ---------------------------------------------------------------
                MANAGEMENT TEAM
               ---------------------------------------------------------------
               Meet the Funds' Investment Adviser and Subadvisers ......... 18
               Meet the Funds' Portfolio Managers ......................... 19

               ---------------------------------------------------------------
                FUND SERVICES
               ---------------------------------------------------------------
               Investing in the Funds ..................................... 20
               How Sales Charges are Calculated ........................... 21
               Ways to Reduce or Eliminate Sales Charges .................. 22
               It's Easy to Open an Account ............................... 23
               Buying Shares .............................................. 24
               Selling Shares ............................................. 25
               Selling Shares in Writing .................................. 26
               Exchanging Shares .......................................... 27
               How Fund Shares Are Priced ................................. 28
               Dividends and Distributions ................................ 29
               Tax Consequences ........................................... 29
               Compensation to Securities Dealers ......................... 30
               Additional Investor Services ............................... 31

               ---------------------------------------------------------------
                FUND PERFORMANCE
               ---------------------------------------------------------------
               New England Short Term Corporate Income Fund ............... 32
               New England Bond Income Fund ............................... 33
               New England High Income Fund ............................... 34
               New England Strategic Income Fund .......................... 35
               New England Limited Term U.S. Government Fund .............. 36
               New England Government Securities Fund ..................... 37
               New England Municipal Income Fund .......................... 38
               Glossary of Terms .......................................... 39

               If you have questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."


               To learn more about the possible risks of investing in a Fund, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Funds may engage. Please read this section carefully before you invest.


               Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

                          FUND FOCUS                     DURATION
                   Stability  Income  Growth    Quality  Short  Int.  Long
                   -------------------------             -----------------
              High                              High       X
                   ---------  ------  ------             ------ ----  ----
              Mod.     X        X               Mod.
                   ---------  ------  ------             ------ ----  ----
              Low                        X      Low


GOALS, STRATEGIES & RISKS
NEW ENGLAND SHORT TERM
    CORPORATE INCOME FUND

ADVISER:     New England Funds Management, L.P. ("NEFM")
SUBADVISER:  Back Bay Advisors, L.P. ("Back Bay Advisors")
MANAGER:     J. Scott Nicholson and Richard G. Raczkowski
CATEGORY:    Corporate Income        TICKER SYMBOL:  CLASS A   CLASS B   CLASS C
                                                     ---------------------------


INVESTMENT GOAL                                      NEFAX     NEABX     NECSX


The Fund seeks a high level of current income consistent with preservation of capital.

The Fund's investment goal may be changed without shareholder approval.

INVESTMENT STRATEGIES


Under normal market conditions, the Fund intends to invest in corporate bonds and will invest at least 10% of its assets in U.S. government and agency securities. The Fund may invest up to 25% of its assets in U.S. dollar-denominated foreign securities and up to 10% of its assets in securities denominated in foreign currencies. It may also invest up to 10% of its assets in lower-rated bonds (rated BB or lower by Standard & Poor's Ratings Group ("S&P") or Ba or lower by Moody's Investors Service, Inc. ("Moody's")). Back Bay Advisors follows a conservative total-return oriented investment approach in selecting securities for the Fund. It seeks corporate or U.S. government securities that give the Fund's portfolio the following characteristics, although these characteristics may change depending upon market conditions:


x average credit rating of "A" by S&P or Moody's x average maturity of 3 years or less

In selecting investments for the Fund, Back Bay Advisors employs the following strategies:

o Its research analysts work closely with the Fund's portfolio manager to develop an outlook on the economy from research produced by various Wall Street firms or specific forecasting services.

o Next, the analysts conduct a thorough review of individual securities to identify what they consider attractive values in the corporate marketplace. This value analysis uses quantitative tools such as internal and external computer systems and software.

o Back Bay Advisors continuously analyzes an issuer's creditworthiness to identify issuers that it believes will add a quality income investment to the Fund.

o Back Bay Advisors seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. The short-term nature of the Fund's investments creates the opportunity for greater price stability in addition to the conservative income-producing capabilities of higher quality fixed-income securities.

The Fund may:

o Invest in mortgage-related securities, collateralized mortgage obligations, asset-backed securities and zero-coupon bonds.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS

FIXED-INCOME SECURITIES: Subject to credit risk, interest rate risk and liquidity risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due and includes the risk of default. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Lower-quality fixed-income securities and zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.

FOREIGN SECURITIES: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro" currency.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES: Subject to prepayment risk. With prepayment, the Fund may reinvest the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a realized loss when there is a prepayment of securities that were purchased at a premium.

EVALUATING THE FUND'S PAST PERFORMANCE

The bar chart and table shown below give an indication of the risks of investing in New England Short Term Corporate Income Fund. The Fund, formerly known as New England Adjustable Rate U.S. Government Fund, changed its name and investment policies on December 1, 1998. The Fund is still managed by the same subadviser and portfolio manager. The bar chart and table reflect results achieved under different investment policies prior to December 1, 1998. The Fund's past performance does not necessarily indicate how it will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each calendar year since the Fund's first full year of operations. The returns for the other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

                       [Total Return for Class A Shares]


                            1992           4.9%
                            1993           4.0%
                            1994           0.8%
                            1995           8.6%
                            1996           5.8%
                            1997           6.2%
                            1998           4.0%

/\ Highest Quarterly Return: First Quarter 1995, up 3.4%
\/ Lowest Quarterly Return: Fourth Quarter 1994, down 0.1%

The table below shows the Fund's average annual total returns for the one-year, five-year and since-inception periods compared to those of the Lehman Adjustable Rate Mortgage (ARM) Index, an unmanaged index of adjustable rate mortgages of short to intermediate maturities and the Lehman Mutual Fund Short (1-5) Investment Grade Debt Index, an unmanaged index of corporate bonds with maturities between one and five years. They are also compared to the Lipper Adjustable Rate Mortgage (ARM) Average, the Lipper Short Term Investment Grade Average, the Morningstar Short Government Average and the Morningstar Short Term Bond Average, each an average of the total return of mutual funds with similar investment objectives as the Fund as calculated by Lipper, Inc. and Morningstar, Inc. The Fund changed investment policies and comparative indices on December 7, 1998. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charge you pay when you buy or redeem the Fund's shares. The Lehman percentages have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper and Morningstar percentages have been adjusted for these expenses but do not reflect any sales charges.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*                     PAST      PAST       SINCE
(for the periods ended December 31, 1998)        1 YEAR    5 YEARS   INCEPTION**

New England Short Term
Corporate Income Fund: Class A
(formerly Adjustable Rate U.S. Government Fund)    0.9%     4.4%        4.5%
    Lehman ARM Index                               5.3%     6.1%        N/A
    Lipper ARM Average                             4.0%     5.0%        4.8%
    Morningstar Short Government Average           6.1%     5.2%        5.6%
    Lehman Mutual Fund Short (1-5)
      Invest. Grade Debt Index                     7.6%     6.7%        7.3%
    Lipper Short Term Investment Grade Average     5.8%     5.4%        5.9%
    Morningstar Short Term Bond Average            6.3%     5.5%        6.1%

New England Short Term Corporate Income Fund:
  Class B
(formerly Adjustable Rate U.S. Government Fund)   -1.6%     3.9%        3.9%
    Lehman ARM Index                               5.3%     6.1%        5.9%
    Lipper ARM Average                             4.0%     5.0%        4.8%
    Morningstar Short Government Average           6.1%     5.2%        5.0%
    Lehman Mutual Fund Short (1-5) Invest.
     Grade Debt Index                              7.6%     6.7%        6.5%
    Lipper Short Term Investment Grade Average     5.8%     5.4%        5.3%
    Morningstar Short Term Bond Average            6.3%     5.5%        5.2%

New England Short Term Corporate Income Fund:
  Class C
(formerly Adjustable Rate U.S. Government Fund)                        -0.7%
    Lehman ARM Index                                                    N/A
    Lipper ARM Average                                                  N/A
    Morningstar Short Government Average                                N/A
    Lehman Mutual Fund Short (1-5) Invest.
     Grade Debt Index                                                   N/A
    Lipper Short Term Investment Grade Average                          N/A
    Morningstar Short Term Bond Average                                 N/A

-------------------------------------------------------------------------------

* These percentages reflect the returns since the inception of the relevant class of Fund shares. Class A shares were first offered on October 18, 1991. Class B shares were first offered on September 13, 1993. Class C shares were first offered on December 7, 1998. The Lehman, Lipper and Morningstar percentages were calculated from October 31, 1991 for Class A shares and September 30, 1993 for Class B shares.

               For actual past expenses of Class A and B shares,
                see the section entitled "Fund Fees & Expenses."

                                FUND FOCUS                     DURATION
                         Stability  Income  Growth    Quality  Short  Int.  Long
                         -------------------------             -----------------
                    High               X              High             X
                         ---------  ------  ------             ------ ----  ----
                    Mod.     X                        Mod.
                         ---------  ------  ------             ------ ----  ----
                    Low                        X      Low


GOALS, STRATEGIES & RISKS
NEW ENGLAND BOND INCOME
    FUND


ADVISER:    New England Funds Management, L.P. ("NEFM")
SUBADVISER: Back Bay Advisors, L.P. ("Back Bay Advisors")
MANAGER:    Catherine L. Bunting, Peter W. Palfrey and Richard G. Raczkowski
CATEGORY:   Corporate Income         TICKER SYMBOL:  CLASS A   CLASS B   CLASS C
                                                     ---------------------------

INVESTMENT GOAL                                       NEFRX     NERBX     NECRX

The Fund seeks a high level of current income consistent with what the Fund considers reasonable risk. It invests primarily in corporate and U.S. government bonds.

INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest primarily in U.S. corporate and U.S. government bonds. It will adjust to changes in the relative strengths of the U.S. corporate or U.S. government bond markets by shifting the relative balance between the two. The Fund will invest at least 80% of its assets in investment-grade bonds (rated BBB or higher by Standard & Poor's Ratings Group ("S&P") and Baa or higher by Moody's Investors Service, Inc. ("Moody's")) and will generally maintain an average effective maturity of ten years or less. The Fund may also purchase lower-quality bonds (those rated below BBB by S&P and below Baa by Moody's).


Back Bay Advisors follows a conservative total-return oriented investment approach in selecting securities for the Fund. It takes into account economic and market conditions as well as issuer-specific data, such as:

x the relationship between cash flows and dividend obligations x the experience and perceived strength of management x price responsiveness of the security to interest rate changes x earnings prospects x debt as a percentage of assets x borrowing requirements and liquidation value

In selecting investments for the Fund, Back Bay Advisors employs the following strategies:

o Its research analysts work closely with the Fund's portfolio manager to develop an outlook for the economy from research produced by various Wall Street firms or specific forecasting services.

o Next, the analysts conduct a thorough review of individual securities to identify what they consider attractive values in the high quality bond market. This value analysis uses quantitative tools such as internal and external computer systems and software.

o Back Bay Advisors continuously analyzes an issuer's creditworthiness to identify issuers that it believes will add a quality income investment to the Fund. It may relax its emphasis on quality with respect to a given security if it believes that the issuer's economic outlook is solid. This may create an opportunity for higher yields.

o Back Bay Advisors seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. Fund holdings are diversified across industry groups such as utilities or telecommunications, which tend to move independently of the ebbs and flows in economic growth.

The Fund may:

o Invest in foreign securities, but only when Back Bay Advisors believes the risks are minimal compared to the risks of investing in U.S. securities.

o Invest in zero-coupon bonds.


o Invest substantially all of its assets in U.S. government securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its goal.

o Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower your return.


A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS

FIXED-INCOME SECURITIES: Subject to credit risk, interest rate risk and liquidity risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due and includes the risk of default. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Lower quality fixed-income securities and zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.

FOREIGN SECURITIES: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro" currency.

EVALUATING THE FUND'S PAST PERFORMANCE

The bar chart and table shown below give an indication of the risks of investing in New England Bond Income Fund. The Fund's past performance does not necessarily indicate how it will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years. The returns for the other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

                       [Total Return for Class A Shares]


                            1989          11.9%
                            1990           7.5%
                            1991          18.1%
                            1992           7.5%
                            1993          12.1%
                            1994          -4.2%
                            1995          20.8%
                            1996           4.6%
                            1997          11.0%
                            1998           8.0%

/\ Highest Quarterly Return: Second Quarter 1995, up 7.4%
\/ Lowest Quarterly Return: First Quarter 1994, down 3.3%

The table below shows the Fund's average annual total returns for the one-year, five-year and ten-year periods (or since the class' inception if shorter) compared to those of the Lehman Aggregate Bond Index, an unmanaged index of investment-grade bonds with one- to ten-year maturities issued by the U.S. government and U.S. corporations. They are also compared to the Lipper Intermediate Investment Grade Debt Average ("Lipper Int. Invest. Grade Debt Avg.") and Morningstar Intermediate Bond Average ("Morningstar Int. Bond Avg."), each an average of the total return of mutual funds with similar investment objectives as the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charge that you may pay when you buy or redeem the Fund's shares. The Lehman Aggregate Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper Int. Invest. Grade Debt Avg. and Morningstar Int. Bond Average returns have been adjusted for these expenses but do not reflect any sales charges.


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                         PAST     PAST        PAST
(for the periods ended December 31, 1998)           1 YEAR   5 YEARS    10 YEARS


New England Bond Income Fund: Class A
  (inception 11/7/73)                                3.2%      6.7%       9.0%
    Lehman Aggregate Bond Index                      8.7%      7.3%       9.3%
    Lipper Int. Invest. Grade Debt Avg.              7.2%      6.4%       8.3%
    Morningstar Int. Bond Avg.                       7.4%      6.4%       8.5%

New England Bond Income Fund: Class B
  (inception 9/13/93)                                2.2%      6.6%       6.2%*
    Lehman Aggregate Bond Index
     (calculated from 9/30/93)                       8.7%      7.3%       6.9%*
    Lipper Int. Invest. Grade Debt Avg.
     (calculated from 9/30/93)                       7.2%      6.4%       6.0%*
    Morningstar Int. Bond Avg.
     (calculated from 9/30/93)                       7.4%      6.4%       6.0%*

New England Bond Income Fund: Class C
  (inception 12/30/94)                               6.2%      9.7%*
    Lehman Aggregate Bond Index                      8.7%     10.0%*
    Lipper Int. Invest. Grade Debt Avg.              7.2%      8.9%*
    Morningstar Int. Bond Avg.                       7.4%      9.0%*
------------------------------------------------------------------------------


              For actual past expenses of Class A, B and C shares,
                see the section entitled "Fund Fees & Expenses."

*Since inception

                                FUND FOCUS                     DURATION
                         Stability  Income  Growth    Quality  Short  Int.  Long
                         -------------------------             -----------------
                    High               X              High
                         ---------  ------  ------             ------ ----  ----
                    Mod.                       X      Mod.
                         ---------  ------  ------             ------ ----  ----
                    Low     X                         Low              X

GOALS, STRATEGIES & RISKS
NEW ENGLAND HIGH INCOME
    FUND

ADVISER:     New England Funds Management, L.P. ("NEFM")
SUBADVISER:  Loomis, Sayles & Company, L.P. ("Loomis Sayles")
MANAGER:     Gary L. Goodenough
CATEGORY:    Corporate Income       TICKER SYMBOL:   CLASS A   CLASS B   CLASS C
                                                     ---------------------------


INVESTMENT GOAL                                        NEFHX    NEHBX     NEHCX


The Fund seeks high current income plus the opportunity for capital appreciation to produce a high total return.

The Fund's investment goal may be changed without shareholder approval.

INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 65% of its assets in lower-quality fixed-income securities, commonly known as "junk bonds." Junk bonds are generally rated below BBB by Standard & Poor's Ratings Group ("S&P") and below Baa by Moody's Investors Service, Inc. ("Moody's"). The Fund will normally invest at least 80% of its assets in U.S. corporate or U.S. dollar-denominated foreign fixed-income securities. The Fund may also invest up to 20% of its assets in foreign currency-denominated fixed-income securities, including those in emerging markets.

Loomis Sayles performs its own extensive credit analyses to determine the creditworthiness and potential for capital appreciation of a security. The Fund's management minimizes market timing or interest rate forecasting. Instead, it uses a strategy based on gaining a thorough understanding of industry and company dynamics as well as individual security characteristics such as:

x issuer debt and debt maturity schedules x earnings prospects x responsiveness to changes in interest rates x experience and perceived strength of management x borrowing requirements and liquidation value x market price in relation to cash flow, interest and dividends

In selecting investments for the Fund, Loomis Sayles employs the following strategies:

o It utilizes the skills of its in-house team of more than 40 research analysts to cover a broad universe of industries, companies and markets. The Fund's portfolio manager takes advantage of these extensive resources to identify securities that meet the Fund's investment criteria.

o Loomis Sayles employs a selection strategy that focuses on a value-driven, bottom-up approach to identify securities that provide an opportunity for both generous yields and capital appreciation. Loomis Sayles analyzes an individual company's potential for positive financial news to determine if it has growth potential. Examples of positive financial news include an upward turn in the business cycle, improvement in cash flows, rising profits or the awarding of new contracts.

o Loomis Sayles emphasizes in-depth credit analysis, appreciation potential and diversification in its bond selection. Each bond is evaluated to assess the ability of its issuer to pay interest and, ultimately, principal (which helps the Fund generate an ongoing flow of income). Loomis Sayles also assesses a bond's relation to market conditions within its industry and favors bonds whose prices may benefit from positive business developments.

o Loomis Sayles seeks to diversify the Fund's holdings to reduce the inherent risk in lower-quality fixed-income securities. The Fund's portfolio will generally include 45 to 50 holdings across many industries.

The Fund may:

o Invest in zero-coupon or pay-in-kind securities.


o Engage in active and frequent trading of its securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower your return.

o Purchase higher quality debt securities (such as U.S. government securities and obligations of U.S. banks with at least $2 billion of deposits) for temporary defensive purposes in response to adverse market, economic or political conditions, such as a rising trend in interest rates. These investments may prevent the Fund from achieving its goal.


A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS

FIXED-INCOME SECURITIES: Subject to credit risk, interest rate risk and liquidity risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due and includes the risk of default. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Lower-quality fixed-income securities and zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.

FOREIGN SECURITIES: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro" currency. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

EVALUATING THE FUND'S PAST PERFORMANCE

The bar chart and table shown below give an indication of the risks of investing in New England High Income Fund. The Fund's past performance does not necessarily indicate how it will perform in the future. The Fund's current subadviser assumed that function on July 1, 1996. This chart and table reflect results achieved by the previous subadviser using different investment principles for periods prior to July 1, 1996.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years. The returns for the other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

                       [Total Return for Class A Shares]


                            1989           3.3%
                            1990         -13.1%
                            1991          36.3%
                            1992          15.8%
                            1993          16.5%
                            1994          -3.3%
                            1995          11.8%
                            1996          14.9%
                            1997          15.4%
                            1998          -1.8%

/\ Highest Quarterly Return: First Quarter 1991, up 11.6%
\/ Lowest Quarterly Return: Fourth Quarter 1990, down 9.0%

The table below shows the Fund's average annual total returns for the one-year, five-year and ten-year periods (or since the class' inception if shorter) compared to those of the Lehman High Yield Composite Index, a market-weighted unmanged index of fixed-rate, noninvestment grade debt. They are also compared to the Lipper High Current Yield and Morningstar High Yield Bond Averages, each an average of the total return of mutual funds with similar investment objectives as the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charge that you may pay when you buy or redeem the Fund's shares. The Lehman High Yield Composite Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper High Current Yield Average and Morningstar High Yield Bond Average returns have been adjusted for these expenses but do not reflect any sales charges.


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                          PAST     PAST       PAST
(for the periods ended December 31, 1998)            1 YEAR   5 YEARS   10 YEARS


New England High Income Fund: Class A
  (inception 2/22/84)                                  -6.2%    6.1%      8.3%
    Lehman High Yield Composite Index                   1.8%    8.7%     10.6%
    Lipper High Current Yield Average                  -2.0%    6.7%      8.8%
    Morningstar High Yield Bond Average                -0.7%    7.3%      9.3%

New England High Income Fund: Class B
  (inception 9/20/93)                                  -7.0%    6.0%      6.7%*
    Lehman High Yield Composite Index
  (calculated from 9/30/93)                             1.8%    8.7%      9.1%*
    Lipper High Current Yield Average
  (calculated from 9/30/93)                            -2.0%    6.7%      7.3%*
    Morningstar High Yield Bond Average
  (calculated from 9/30/93)                            -0.7%    7.3%      8.1%*

New England High Income Fund: Class C
  (inception 3/2/98)                                   -5.0%*
    Lehman High Yield Composite Index                  -0.5%*
    Lipper High Current Yield Average                  -3.4%*
    Morningstar High Yield Bond Average                -3.3%*
--------------------------------------------------------------------------------


              For actual past expenses of Class A, B and C shares,
                see the section entitled "Fund Fees & Expenses."

*Since inception

                                FUND FOCUS                     DURATION
                         Stability  Income  Growth    Quality  Short  Int.  Long
                         -------------------------             -----------------
                    High               X              High
                         ---------  ------  ------             ------ ----  ----
                    Mod.     X                 X      Mod.                    X
                         ---------  ------  ------             ------ ----  ----
                    Low                               Low

GOALS, STRATEGIES & RISKS
NEW ENGLAND STRATEGIC
    INCOME FUND

ADVISER:    New England Funds Management, L.P. ("NEFM")
SUBADVISER: Loomis, Sayles & Company, L.P. ("Loomis Sayles")
MANAGERS:   Daniel J. Fuss and Kathleen C. Gaffney
CATEGORY:   Corporate Income         TICKER SYMBOL:  CLASS A   CLASS B   CLASS C
                                                     ---------------------------


INVESTMENT GOAL                                        NEFZX    NEZBX     NECZX


The Fund seeks high current income with a secondary objective of capital growth.

The Fund's investment goal may be changed without shareholder approval.

INVESTMENT STRATEGIES


Under normal market conditions, the Fund will invest substantially all of its assets in debt instruments (including lower-quality securities) with a focus on U.S. corporate bonds. However, it may invest up to 100% of its assets in U.S. government securities or in foreign debt instruments, including those in emerging markets. The Fund may invest up to 35% of its assets in preferred stocks and dividend-paying common stocks. The portfolio managers shift the Fund's assets among various bond segments based upon changing market conditions.


Loomis Sayles performs its own extensive credit analyses to determine the creditworthiness and potential for capital appreciation of a security. The Fund's management refrains from market timing or interest rate forecasting. Instead, it uses a flexible approach to identify securities in the global marketplace with the following characteristics, although not all of the securities selected will have these attributes:


x discounted share price compared to economic value x undervalued credit ratings with strong or improving credit profiles x longer duration


In selecting investments for the Fund, Loomis Sayles will generally employ the following strategies:

o It utilizes the skills of its in-house team of more than 40 research analysts to cover a broad universe of industries, companies and markets. The Fund's portfolio managers take advantage of these extensive resources to identify securities that meet the Fund's investment criteria.


o Loomis Sayles seeks to buy bonds at a discount -- bonds that offer a positive yield advantage over the market and in its view, have room to go up in price. It may also invest to take advantage of what the portfolio managers believe are temporary disparities in the yield of different segments of the market for U.S. government securities.

o Loomis Sayles provides the portfolio managers with maximum flexibility to find investment opportunities in a wide range of markets, both domestic and foreign. This flexible approach offers investors one-stop access to a wide array of investment opportunities. The three key sectors that the portfolio managers focus upon are U.S. corporate issues, U.S. government securities and foreign bonds.


o The Fund's portfolio managers maintain a core of the Fund's investments in corporate bond issues and shift its assets among other bond segments as opportunities develop. The Fund maintains a high level of diversification as a form of risk management.

The Fund may:

o Invest in mortgage-backed securities, zero- coupon or pay-in-kind bonds, and stripped securities.


o Invest substantially in U.S. government securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its goal.


A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS


FIXED-INCOME SECURITIES: Subject to credit risk, interest rate risk and liquidity risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due and includes the risk of default. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Lower-quality fixed-income securities and zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.


EQUITY SECURITIES: Subject to market risks. This means that you may lose money on your investment due to unpredictable drops in value or periods of below-average performance in a given stock or in the stock market as a whole.

FOREIGN SECURITIES: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro" currency. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

MORTGAGE-RELATED SECURITIES: Subject to prepayment risk. With prepayment, the Fund may reinvest the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a realized loss when there is a prepayment of securities that were purchased at a premium. Stripped securities are more sensitive to changes in the prevailing interest rates and the rate of principal payments on the underlying assets than regular mortgage-backed securities.

EVALUATING THE FUND'S PAST PERFORMANCE

The bar chart and table shown below give an indication of the risks of investing in New England Strategic Income Fund. The Fund's past performance does not necessarily indicate how it will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each calendar year since its first full year of operations. The returns for the other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

                       [Total Return for Class A Shares]


                            1996          14.5%
                            1997           9.3%
                            1998          -1.7%

/\  Highest Quarterly Return: Fourth Quarter 1998, up 7.3%
\/  Lowest Quarterly Return: Third Quarter 1998, down 10.6%

The table below shows the Fund's average annual total returns for the one-year and since-inception periods compared to those of the Lehman Aggregate Bond Index, a market-weighted aggregate index that includes nearly all debt issued by the U.S. Treasury, U.S. government agencies and U.S. corporations rated investment grade, and U.S. agency debt backed by mortgage pools. They are also compared to the Lipper Multi-Sector Income Average and Morningstar Multi-Bond Average, each an average of the total return of mutual funds with similar investment objectives as the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charges that you may pay when you buy or redeem the Fund's shares. The Lehman Aggregate Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper Multi-Sector Income Average and Morningstar Multi-Bond Average returns have been adjusted for these expenses but do not reflect any sales charges.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                             SINCE
(for the periods ended December 31, 1998)             PAST 1 YEAR      INCEPTION

New England Strategic Income Fund: Class A
  (inception 5/1/95)                                     -6.1%            7.3%
    Lehman Aggregate Bond Index                           8.7%            9.0%
    Lipper Multi-Sector Income Average                    1.3%            8.5%
    Morningstar Multi-Bond Average                        1.2%            8.4%

New England Strategic Income Fund: Class B
  (inception 5/1/95)                                     -6.7%            7.3%
    Lehman Aggregate Bond Index                           8.7%            9.0%
    Lipper Multi-Sector Income Average                    1.3%            8.5%
    Morningstar Multi-Bond Average                        1.2%            8.4%

New England Strategic Income Fund: Class C
  (inception 5/1/95)                                     -3.3%            7.8%
    Lehman Aggregate Bond Index                           8.7%            9.0%
    Lipper Multi-Sector Income Average                    1.3%            8.5%
    Morningstar Multi-Bond Average                        1.2%            8.4%
--------------------------------------------------------------------------------

              For actual past expenses of Class A, B and C shares,
                see the section entitled "Fund Fees & Expenses."

                                FUND FOCUS                     DURATION
                         Stability  Income  Growth    Quality  Short  Int.  Long
                         -------------------------             -----------------
                    High     X         X              High             X
                         ---------  ------  ------             ------ ----  ----
                    Mod.                              Mod.
                         ---------  ------  ------             ------ ----  ----
                    Low                        X      Low

GOALS, STRATEGIES & RISKS
NEW ENGLAND LIMITED TERM
    U.S. GOVERNMENT FUND


ADVISER:    New England Funds Management, L.P. ("NEFM")
SUBADVISER: Back Bay Advisors, L.P. ("Back Bay Advisors")
MANAGERS:   Scott A. Millimet
CATEGORY:   Government Income        TICKER SYMBOL:  CLASS A   CLASS B   CLASS C
                                                     ---------------------------

INVESTMENT GOAL                                        NEFLX    NELBX     NECLX


The Fund seeks a high current return consistent with preservation of capital.

The Fund's investment goal may be changed without shareholder approval.

INVESTMENT STRATEGIES


Under normal market conditions, the Fund will invest primarily in U.S. government securities, including U.S. Treasury bills, notes and bonds, pass through mortgage securities issued or guaranteed by U.S. government agencies and zero-coupon bonds.


Back Bay Advisors follows a conservative total-return oriented investment approach in selecting securities for the Fund. It seeks securities that give the Fund's portfolio the following characteristics, although these characteristics may change depending upon market conditions:

x average credit rating of "AAA" by Standard & Poor's Ratings Group ("S&P") or
  "Aaa" by Moody's Investors Service, Inc., ("Moody's") x duration range of 2 to 4 years

In selecting investments for the Fund, Back Bay Advisors employs the following strategies:

o Its research analysts work closely with the Fund's portfolio managers to develop an outlook on the economy from research produced by various Wall Street firms and specific forecasting services or from economic data released by the U.S. and foreign governments as well as the Federal Reserve Bank.


o Next, the analysts conduct a thorough review of individual securities to identify what they consider attractive values in the U.S. government security marketplace. This value analysis uses quantitative tools such as internal and external computer systems and software.


o Back Bay Advisors continuously analyzes an issuer's creditworthiness to identify those issuers that it believes will add a quality income investment to the Fund.


o It seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. It emphasizes securities that tend to perform particularly well in response to interest rate changes, such as U.S. Treasury securities in a declining interest rate environment and mortgage-backed or U.S. government agency securities in a steady or rising interest rate environment.


o Back Bay Advisors seeks to increase the opportunity for higher yields while maintaining the greater price stability that intermediate-term bonds have compared to bonds with longer maturities.

The Fund may:

o Invest in asset-backed securities rated AAA by S&P or Aaa by Moody's.


o Engage in active and frequent trading of its securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower your return.


A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS

FIXED-INCOME SECURITIES: Subject to credit risk, interest rate risk and liquidity risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.

MORTGAGE- AND ASSET-BACKED SECURITIES: Subject to prepayment risk. With prepayment, the Fund may reinvest the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a realized loss when there is a prepayment of securities that were purchased at a premium.

EVALUATING THE FUND'S PAST PERFORMANCE

The bar chart and table shown below give an indication of the risks of investing in New England Limited Term U.S. Government Fund. The Fund's past performance does not necessarily indicate how it will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years. The returns for the other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

                       [Total Return for Class A Shares]


                            1989          10.4%
                            1990          10.5%
                            1991          13.8%
                            1992           5.7%
                            1993           6.4%
                            1994          -2.3%
                            1995          13.0%
                            1996           2.4%
                            1997           7.3%
                            1998           6.5%

/\ Highest Quarterly Return: Second Quarter 1989, up 5.4%
\/ Lowest Quarterly Return: First Quarter 1992, down 1.6%

The table below shows the Fund's average annual total returns for the one-year, five-year and since-inception periods compared to those of the Lehman Intermediate Government Bond Index ("Lehman Int. Gov't Bond Index"), an unmanaged index of bonds issued by the U.S. Government and its agencies having maturities between one and ten years. They are also compared to the Lipper Short Intermediate U.S. Government Average ("Lipper Short Int. U.S. Gov't Average") and the Morningstar Short Government Average, each an average of the total return of mutual funds with similar investment objectives as the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charges that you may pay when you buy or redeem the Fund's shares. The Lehman Int. Gov't Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper Short Int. U.S. Gov't Average and Morningstar Short Government Average returns have been adjusted for these expenses but do not reflect any sales charges.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                        PAST     PAST       SINCE
(for the periods ended December 31, 1998)          1 YEAR   5 YEARS   INCEPTION*

New England Limited Term U.S. Government Fund:
  Class A (inception 1/3/89)                        3.3%      4.6%       6.9%
    Lehman Int. Gov't Bond Index
      (calculated from 1/31/89)                     8.5%      6.5%       8.3%
    Lipper Short Int. U.S. Gov't Average
      (calculated from 1/31/89)                     6.6%      5.3%       7.4%
    Morningstar Short Government Average
      (calculated from 1/31/89)                     6.1%      5.2%       6.9%

New England Limited Term U.S. Government Fund:
  Class B (inception 9/27/93)                       0.9%      4.2%       4.1%
    Lehman Int. Gov't Bond Index
      (calculated from 9/30/93)                     8.5%      6.5%       6.2%
    Lipper Short Int. U.S. Gov't Average
      (calculated from 9/30/93)                     6.6%      5.3%       5.1%
    Morningstar Short Government Average
      (calculated from 9/30/93)                     6.1%      5.2%       5.0%

New England Limited Term U.S. Government Fund:
  Class C (inception 12/30/94)                      4.9%                 6.3%
    Lehman Int. Gov't Bond Index                    8.5%                 8.6%
    Lipper Short Int. U.S. Gov't Average            6.6%                 7.4%
    Morningstar Short Government Average            6.1%                 6.9%
--------------------------------------------------------------------------------


              For actual past expenses of Class A, B and C shares,
                see the section entitled "Fund Fees & Expenses."

                                FUND FOCUS                     DURATION
                         Stability  Income  Growth    Quality  Short  Int.  Long
                         -------------------------             -----------------
                    High               X              High                   X
                         ---------  ------  ------             ------ ----  ----
                    Mod.     X                        Mod.
                         ---------  ------  ------             ------ ----  ----
                    Low                        X      Low
GOALS, STRATEGIES & RISKS
NEW ENGLAND GOVERNMENT
    SECURITIES FUND


ADVISER:    New England Funds Management, L.P. ("NEFM")
SUBADVISER: Back Bay Advisors, L.P. ("Back Bay Advisors")
MANAGERS:   Scott A. Millimet
CATEGORY:   Government Income                  TICKER SYMBOL:  CLASS A   CLASS B
                                                               -----------------
                                                                NEFUX     NEUBX


INVESTMENT GOAL


The Fund seeks a high level of current income consistent with safety of principal by investing in U.S. government securities.


INVESTMENT STRATEGIES


Under normal market conditions, the Fund will invest its assets in U.S. government securities, including U.S. Treasury bills, notes and bonds, and mortgage-backed securities issued or guaranteed by U.S. government agencies.


Back Bay Advisors follows a conservative total-return oriented investment approach in selecting securities for the Fund. It seeks securities that give the Fund's portfolio the following characteristics, although these characteristics may change depending on market conditions:

x average credit quality of "AAA" by Standard & Poor's Ratings Group or "Aaa" by
  Moody's Investors Service, Inc.
x average maturity of 10 years or more

In selecting investments for the Fund's portfolio, Back Bay Advisors employs the following strategies:

o Its research analysts work closely with the Fund's portfolio managers to develop an outlook on the economy from research produced by various Wall Street firms and specific forecasting services or from economic data released by the U.S. and foreign governments as well as the Federal Reserve Bank.


o Next, the analysts conduct a thorough review of individual securities to identify what they consider attractive values in the U.S. government security marketplace. This value analysis uses quantitative tools such as internal and external computer systems and software.

o Back Bay Advisors seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. They will emphasize securities that tend to perform particularly well in response to interest rate changes, such as U.S. Treasury securities in a declining interest rate environment and mortgage-backed or U.S. government agency securities in a steady or rising interest rate environment.


o Back Bay Advisors seeks to maximize the opportunity for high yields while taking into account the price volatility inherent in bonds with longer maturities.

The Fund may:

o Invest in zero-coupon bonds.

o Invest in mortgage-related securities, including collateralized mortgage obligations and stripped securities.

o Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower your return.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS

FIXED-INCOME SECURITIES: Subject to credit risk, interest rate risk and liquidity risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.

MORTGAGE-RELATED SECURITIES: Subject to prepayment risk. With prepayment, the Fund may reinvest the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a realized loss when there is a prepayment of securities that were purchased at a premium.

EVALUATING THE FUND'S PAST PERFORMANCE

The bar chart and table shown below give an indication of the risks of investing in New England Government Securities Fund. The Fund's past performance does not necessarily indicate how it will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years. The returns for the other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.


                       [Total Return for Class A Shares]
                            1989           12.6%
                            1990            5.7%
                            1991           14.9%
                            1992            6.8%
                            1993            9.0%
                            1994           -5.5%
                            1995           20.0%
                            1996            0.8%
                            1997           10.3%
                            1998            9.0%

/\ Highest Quarterly Return:  Third Quarter 1991, up 8.1%
\/ Lowest Quarterly Return:   First Quarter 1994, down 3.2%

The table below shows the Fund's average annual total returns for the one- year, five-year and ten-year periods (or since the class' inception if shorter) compared to those of the Lehman Government Bond Index ("Lehman Gov't Bond Index"), an unmanaged index of bonds that are issued by the U.S. government and its agencies and have maturities between one and ten years. The Fund's returns are also compared to the Lipper General Government Average ("Lipper General Gov't Average") and Morningstar Long Government Average, each an average of the total return of mutual funds with similar investment objectives as the Fund as calculated by Lipper Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charges that you may pay when you buy or redeem the Fund's shares. The Lehman Gov't Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper General Gov't Average and Morningstar Long Government Average returns have been adjusted for these expenses but do not reflect any sales charges.


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                          PAST     PAST       PAST
(for the periods ended December 31, 1998)            1 YEAR   5 YEARS   10 YEARS


New England Government Securities Fund:
  Class A (inception 9/16/85)                          4.1%     5.6%      7.6%
    Lehman Gov't Bond Index                            9.9%     7.2%      9.2%
    Lipper General Gov't Average                       8.1%     6.2%      8.2%
    Morningstar                                       11.4%     7.8%      9.6%

New England Government Securities Fund:
  Class B (inception 9/23/93)                          3.2%     5.5%      5.1%*
    Lehman Gov't Bond Index (calculated
      from 9/30/93)                                    9.9%     7.2%      6.8%*
    Lipper General Gov't Average (calculated
      from 9/30/93)                                    8.1%     6.2%      5.8%*
    Morningstar Long Government Average
      (calculated from 9/30/93)                       11.4%     7.8%      7.1%*
-------------------------------------------------------------------------------
*Since inception


       For actual past expenses of Class A and B shares, see the section entitled "Fund Fees & Expenses."

                                FUND FOCUS                     DURATION
                         Stability  Income  Growth    Quality  Short  Int.  Long
                         -------------------------             -----------------
                    High               X              High                   X
                         ---------  ------  ------             ------ ----  ----
                    Mod.     X                        Mod.
                         ---------  ------  ------             ------ ----  ----
                    Low                        X      Low

GOALS, STRATEGIES & RISKS
NEW ENGLAND MUNICIPAL
INCOME FUND

ADVISER:     New England Funds Management, L.P. ("NEFM")
SUBADVISER:  Back Bay Advisors, L.P. ("Back Bay Advisors")
MANAGER:     James S. Welch
CATEGORY:    Tax-Free Income


                                         TICKER SYMBOL:  CLASS A    CLASS B
                                                         ------------------
                                                          NEFTX      NETBX


INVESTMENT GOAL

The Fund seeks as high a level of current income exempt from federal income taxes as is consistent with reasonable risk and protection of shareholders' capital. The Fund invests primarily in debt securities of municipal issuers ("municipal securities"), which pay interest that is exempt from regular federal income tax but may be subject to the federal alternative minimum tax.

 INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its assets in municipal securities, including those of states, other political subdivisions of the United States and local governments. It will invest at least 85% of its assets in investment-grade bonds (rated BBB or higher by Standard & Poor's Ratings Group ("S&P") and Baa or higher by Moody's Investors Service, Inc. ("Moody's")), and the other 15% may be invested in non-investment grade bonds (those rated below BBB by S&P and below Baa by Moody's). The Fund's portfolio manager will generally shift assets among investment-grade bonds depending on economic conditions and outlook in order to increase appreciation potential.

Back Bay Advisors follows a conservative total-return oriented investment approach in selecting securities for the Fund. It takes into account economic conditions and market conditions as well as issuer-specific data, such as:

x the relationship between cash flows and dividend obligations x the experience and perceived strength of management x price responsiveness of the security to interest rate changes x earnings prospects x debt as a percentage of assets x borrowing requirements and liquidation value

In selecting investments for the Fund, Back Bay Advisors employs the following strategies:

o Its research analysts work closely with the Fund's portfolio manager to develop an outlook for the economy from research produced by various Wall Street firms or specific forecasting services.

o Next, the analysts conduct a thorough review of individual securities to identify what they consider attractive values in the municipal marketplace. This value analysis uses quantitative tools such as internal and external computer systems and software.

o The Fund's portfolio manager and analysts then perform a careful and continuous credit analysis to emphasize the range of the credit quality most likely to provide the Fund with the highest level of tax-free income.

o Back Bay Advisors seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. It invests in general obligation bonds and revenue bonds nationwide and across a variety of municipal sectors. This use of multi-state and multi-sector diversification helps provide increased protection against local economic downturns or bond rating downgrades.

The Fund may:

o Invest in "private activity" bonds, which may subject a shareholder to an alternative minimum tax.

o Invest in zero-coupon bonds.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS

FIXED-INCOME SECURITIES: Subject to credit risk, interest rate risk and liquidity risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due and includes the risk of default. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Lower-quality fixed-income securities and zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.

EVALUATING THE FUND'S PAST PERFORMANCE

The bar chart and table shown below give an indication of the risks of investing in New England Municipal Income Fund. The Fund's past performance does not necessarily indicate how it will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years. The returns for the other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

                       [Total Return for Class A Shares]


                            1989           9.8%
                            1990           5.5%
                            1991          11.6%
                            1992           8.9%
                            1993          12.7%
                            1994          -8.0%
                            1995          17.2%
                            1996           4.6%
                            1997           8.6%
                            1998           5.3%
/\ Highest Quarterly Return: First Quarter 1995, up 8.5%
\/ Lowest Quarterly Return:  First Quarter 1994, down 6.6%

The table below shows the Fund's average annual total returns for the one- year, five-year and ten-year periods (or since the class' inception if shorter) compared to those of the Lehman Municipal Index, an unmanaged index of bonds issued by states, municipalities and other governmental entities having maturities of more than one year. They are also compared to the Lipper General Municipal Average and Morningstar Municipal National Long Average ("Morningstar Muni Nat'l Long Average"), each an average of the total return of mutual funds with similar investment objectives as the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charge that you may pay when you buy or redeem the Fund's shares. The Lehman Municipal Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper General Municipal and Morningstar Muni Nat'l Long Average returns have been adjusted for these expenses but do not reflect any sales charges.


-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                          PAST     PAST       PAST
(for the periods ended December 31, 1998)            1 YEAR   5 YEARS   10 YEARS


New England Municipal Income Fund:
  Class A (Inception 5/9/77)                           0.5%     4.3%      6.9%
    Lehman Municipal Index                             6.5%     6.2%      8.2%
    Lipper General Municipal Average                   5.3%     5.4%      7.7%
    Morningstar Muni Nat'l Long Average                5.3%     5.5%      7.7%

New England Municipal Income Fund:
  Class B (Inception 9/13/93)                         -0.5%     4.1%      4.2%*
    Lehman Municipal Index (calculated
      from 9/30/93)                                    6.5%     6.2%      6.2%*
    Lipper General Municipal Average
      (calculated from 9/30/93)                        5.3%     5.4%      5.4%*
    Morningstar Muni Nat'l Long Average
      (calculated from 9/30/93)                        5.3%     5.5%      5.4%*


------------------------------------------------------------------------------
*Since inception

        For actual past expenses of Class A and B shares, see the section entitled "Fund Fees & Expenses."

                                                            FUND FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of each Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
                                            ALL FUNDS EXCEPT
                                    SHORT TERM CORPORATE INCOME FUND       SHORT TERM CORPORATE INCOME FUND
                                    LIMITED TERM U.S. GOVERNMENT FUND      LIMITED TERM U.S. GOVERNMENT FUND
                                    CLASS A    CLASS B    CLASS C             CLASS A   CLASS B   CLASS C
Maximum sales charge (load) imposed
  on purchases (as a percentage of
  offering price)(1)(2)             4.50%      None       None                 3.00%     None      None


Maximum deferred sales charge (load)
  (as a percentage of original
  purchase price or redemption
  proceeds, as applicable (2)        (3)       5.00%      1.00%                 (3)      5.00%     1.00%


Redemption fees                     None*      None*      None*                None*     None*     None*

(1) A reduced sales charge on Class A shares applies in some cases. See "Ways to Reduce or Eliminate
    Sales Charges."
(2) Does not apply to reinvested distributions.
(3) A 1.00% contingent deferred sales charge applies with respect to certain purchases of Class A shares greater than $1,000,000 redeemed within 1 year after purchase, but not to any other purchases or redemptions of Class A shares. See "How Sales Charges are Calculated."
  * Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.


ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

                                       SHORT TERM CORPORATE
                                           INCOME FUND                    BOND INCOME FUND                 HIGH INCOME FUND
                                   CLASS A   CLASS B   CLASS C      CLASS A    CLASS B    CLASS C     CLASS A   CLASS B   CLASS C
Management fees                     0.56%     0.56%     0.56%        0.42%      0.42%      0.42%       0.70%     0.70%     0.70%
Distribution and/or service
  (12b-1) fees                      0.25%*    1.00%*    1.00%*       0.25%      1.00%*     1.00%*      0.25%     1.00%*    1.00%*
Other expenses                      0.24%     0.24%     0.24%        0.34%      0.34%      0.34%       0.37%     0.37%     0.37%
Total annual fund operating
  expenses                          1.05%     1.80%     1.80%        1.01%      1.76%      1.76%       1.32%     2.07%     2.07%
Fee waiver/expense
 reimbursement                      0.35%**   0.35%**   0.35%**      0.00%      0.00%      0.00%       0.00%     0.00%     0.00%
Net expenses                        0.70%     1.45%     1.45%        1.01%      1.76%      1.76%       1.32%     2.07%     2.07%

                                                                           LIMITED TERM
                                        STRATEGIC INCOME FUND          U.S. GOVERNMENT FUND           GOVERNMENT SECURITIES FUND
                                   CLASS A    CLASS B    CLASS C    CLASS A    CLASS B    CLASS C     CLASS A    CLASS B
Management fees                     0.63%      0.63%      0.63%      0.65%      0.65%      0.65%       0.65%      0.65%
Distribution and/or service
  (12b-1) fees                      0.25%      1.00%*     1.00%*     0.35%      1.00%*     1.00%*      0.25%      1.00%*
Other expenses                      0.31%      0.31%      0.31%      0.31%      0.31%      0.31%       0.48%      0.48%
Total annual fund operating
  expenses                          1.94%      1.94%      1.94%      1.31%      1.96%      1.96%       1.38%      2.13%
Fee waiver/expense
 reimbursement                      0.00%      0.00%      0.00%      0.00%      0.00%      0.00%       0.00%      0.00%
Net expenses                        1.94%      1.94%      1.94%      1.31%      1.96%      1.96%       1.38%      2.13%

                                                           MUNICIPAL INCOME FUND
                                                            CLASS A    CLASS B
Management fees                                              0.44%      0.44%
Distribution and/or service
  (12b-1) fees                                               0.25%      1.00%*
Other expenses                                               0.24%      0.24%
Total annual fund operating expenses                         0.93%      1.68%
Fee waiver and/or expense reimbursement                      0.00%      0.00%
Net expenses                                                 0.93%      1.68%


 * Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.


** NEFM has given a binding undertaking to Short Term Corporate Income Fund to limit the amount of the Fund's total fund operating expenses to 0.70%, 1.45% and 1.45% of its average daily net assets for Class A, Class B and Class C shares, respectively. This undertaking will be in effect for the life of this Prospectus.

EXAMPLE

This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The example assumes that :

o You invest $10,000 in the Fund for the time periods indicated;

o Your investment has a 5% return each year; and

o The Fund's operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                 SHORT TERM CORPORATE INCOME FUND                BOND INCOME FUND                      HIGH INCOME FUND
             CLASS A     CLASS B         CLASS C     CLASS A     CLASS B         CLASS C     CLASS A    CLASS B       CLASS C
                       (1)     (2)     (1)     (2)             (1)     (2)     (1)     (2)             (1)    (2)    (1)    (2)

1 year        $  518  $  648  $  148  $  248  $  148  $  548  $  679  $  179  $  279  $  179  $  578  $  710  $  210  $  310 $  210
3 years       $  664  $  759  $  459  $  459  $  459  $  757  $  854  $  554  $  554  $  554  $  849  $  949  $  649  $  649 $  649
5 years       $  822  $  992  $  792  $  792  $  792  $  983  $1,154  $  954  $  954  $  954  $1,141  $1,314  $1,114  $1,114 $1,114
10 years*     $1,281  $1,531  $1,531  $1,735  $1,735  $1,631  $1,875  $1,875  $2,073  $2,073  $1,969  $2,208  $2,208  $2,400 $2,400

                      STRATEGIC INCOME FUND             LIMITED TERM U.S. GOVERNMENT FUND         GOVERNMENT SECURITIES FUND
             CLASS A     CLASS B         CLASS C     CLASS A     CLASS B         CLASS C     CLASS A    CLASS B
                       (1)     (2)     (1)     (2)             (1)     (2)     (1)     (2)             (1)    (2)
1 year        $  566  $  697  $  197  $  297  $  197  $  429  $  699  $  199  $  299  $  199  $  584 $  716 $  216
3 years       $  811  $  909  $  609  $  609  $  609  $  703  $  915  $  615  $  615  $  615  $  867 $  967 $  667
5 years       $1,075  $1,247  $1,047  $1,047  $1,047  $  997  $1,257  $1,057  $1,057  $1,057  $1,171 $1,344 $1,144
10 years*     $1,828  $2,070  $2,070  $2,264  $2,264  $1,832  $2,117  $2,117  $2,285  $2,285  $2,033 $2,271 $2,271

                      MUNICIPAL INCOME FUND
             CLASS A     CLASS B
                       (1)     (2)
1 year        $  541  $  671  $  171
3 years       $  733  $  830  $  530
5 years       $  942  $1,113  $  913
10 years*     $1,542  $1,788  $1,788


(1) Assumes redemption at end of period
(2) Assumes no redemption at end of period.
  * Class B shares automatically convert to Class A shares after 8 years; therefore, Class B amounts are calculated using Class
    A expenses in years 9 and 10.

MORE ABOUT RISK

The Funds have principal investment strategies that come with inherent risks. The following is a list of risks to which each Fund may be subject by investing in various types of securities or engaging in various practices.

MARKET RISK (All Funds) The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon change in an issuer's financial condition as well as overall market and economic conditions.

RISK OF SMALL CAPITALIZATION COMPANIES (Strategic Income Fund) These companies carry special risks, including narrower markets, limited financial and management resources, less liquidity and greater volatility than large company stocks.

MANAGEMENT RISK (All Funds) The risk that a strategy used by a Fund's portfolio management may fail to produce the intended result.

CREDIT RISK (All Funds) The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

CURRENCY RISK (High Income, Strategic Income, Bond Income, Short Term Corporate Income Funds) The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

EMERGING MARKET RISK (High Income, Strategic Income Funds) The risk associated with securities markets of smaller sizes or with short operating histories. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.


RISKS OF OPTIONS, FUTURES AND SWAP CONTRACTS (Strategic Income, Municipal Income, Short Term Corporate Income, Limited Term U.S. Government, Government Securities Funds) These transactions are subject to changes in the underlying security on which such transactions are based. It is important to note that even a small investment in these types of derivative securities can have a significant impact on a Fund's exposure to stock market values, interest rates or the currency exchange rate. These types of transactions will be used primarily for hedging purposes.


LEVERAGE RISK (All Funds) The risk associated with securities or practices (e.g. borrowing) that multiply small index or market movements into large changes in value. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a derivative security is not used as a hedge, the Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

INTEREST RATE RISK (All Funds) The risk of market losses attributable to changes in interest rates. With fixed-income securities, a rise in interest rates typically causes a fall in value.

INFORMATION RISK (All Funds) The risk that key information about a security is inaccurate or unavailable.

OPPORTUNITY RISK (All Funds) The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

LIQUIDITY RISK (All Funds) The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may be costly to a Fund.


CORRELATION RISK (All Funds) The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

EXTENSION RISK (Strategic Income, Short Term Corporate Income, Limited Term U.S. Government, Government Securities Funds) The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.


VALUATION RISK (All Funds) The risk that the Fund has valued certain securities at a higher price than it can sell them for.


PREPAYMENT RISK (Strategic Income, Short Term Corporate Income, Limited Term U.S. Government, Government Securities Funds) The risk that unanticipated prepayments may occur, reducing the value of mortgage- or asset- backed securities or Real Estate Investment Trusts (REITs).


POLITICAL RISK (All Funds) The risk of losses directly attributable to government or political actions.

YEAR 2000 PROBLEM (All Funds) Many computer systems today cannot distinguish between the year 1900 and the year 2000. New England Funds does not currently anticipate that computer problems related to the year 2000 will have a material effect on any Fund. However, there can be no assurances in this area, including the possibility that year 2000 computer problems could negatively affect communication systems, investment markets including investments by a Fund or the economy in general.

EURO CONVERSION (High Income, Strategic Income, Bond Income, Short Term Corporate Income Funds) Many European countries have adopted a single European currency, the "euro." The consequences of this conversion for foreign exchange rates, interest rates and the value of European securities are presently unclear. Such consequences may adversely affect the value and/or increase the volatility of securities held by a Fund.

                                                                 MANAGEMENT TEAM
                              MEET THE FUNDS' INVESTMENT ADVISER AND SUBADVISERS


The New England Funds family includes 23 mutual funds with a total of over $7 billion in assets under management as of March 31, 1999. New England Funds are distributed through New England Funds, L.P. (the "Distributor"). This Prospectus covers New England Bond Funds (the "Funds" or each a "Fund"), which along with New England Stock Funds, New England Star Funds, and New England State Tax-Free Funds, constitute the "New England Funds." England Cash Management Trust Money Market Series and New England Tax-Exempt Money Market Trust constitute the "Money Market Funds."


NEW ENGLAND FUNDS MANAGEMENT, L.P.


NEFM, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to each of the Funds. NEFM is a subsidiary of Nvest Companies, L.P. ("Nvest Companies"), which is part of an affiliated group including Nvest, L.P., a publicly-traded company listed on the New York Stock Exchange. Nvest Companies' 14 principal subsidiary or affiliated asset management firms, collectively, had more than $135 billion in assets under management as of December 31, 1998. NEFM oversees, evaluates and monitors the subadvisory services provided to each Fund. It also provides general business management and administration to the Funds. The subadvisers listed below make the Funds' investment decisions for their respective Funds.

The combined advisory and subadvisory fees paid by the Funds in 1998 as a percentage of each Fund's average daily net assets were 0.21% for Short Term Corporate Income Fund (after waiver or reimbursement), 0.42% for Bond Income Fund, 0.70% for High Income Fund, 0.63% for Strategic Income Fund, 0.65% for Limited Term U.S. Government Fund, 0.65% for Government Securities Fund and 0.44% for Municipal Income Fund.


SUBADVISERS


BACK BAY ADVISORS, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the subadviser to Short Term Corporate Income Fund, Bond Income Fund, Limited Term U.S. Government Fund, Goverment Securities Fund and Municipal Income Fund. Back Bay Advisors is a subsidiary of Nvest Companies. Back Bay Advisors, founded in 1986, provides descretionary investment management services for approximately $9.5 billion of assets for mutual funds and various institutional investors.

LOOMIS SAYLES, located at One Financial Center, Boston, Massachusetts 02111, serves as subadviser to High Income Fund and Strategic Income Fund. Loomis Sayles is a subsidiary of Nvest Companies. Founded in 1926, Loomis Sayles is one of America's oldest and largest investment advisory firms with over $71 billion in assets under management. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry.


SUBADVISORY AGREEMENTS

Each Fund has received an exemptive order from the Securities and Exchange Commission (the "SEC") which permits NEFM to amend or continue existing subadvisory agreements when approved by the Fund's Board of Trustees, without shareholder approval. The exemption also permits NEFM to enter into new subadvisory agreements with subadvisers that are not affiliated with NEFM if approved by the Fund's Board of Trustees. Shareholders will be notified of any subadviser changes.


PORTFOLIO TRADES

In placing portfolio trades, each Fund's adviser or subadviser may use brokerage firms that market the Fund's shares or are affiliated with Nvest Companies, NEFM, Back Bay Advisors or Loomis Sayles. In placing trades, Back Bay Advisors or Loomis Sayles will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Fund's Board of Trustees.

MEET THE FUNDS' PORTFOLIO MANAGERS


DANIEL J. FUSS                                                        KATHLEEN C. GAFFNEY
Daniel Fuss has managed STRATEGIC INCOME FUND since May 1995.         Kathleen Gaffney has been assisting Daniel Fuss as a
Mr. Fuss is Executive Vice President, Director and Managing           portfolio manager of STRATEGIC INCOME FUND since April 1996.
Partner of Loomis Sayles. He began his investment career in 1968      Ms. Gaffney, a Chartered Financial Analyst, joined Loomis
and has been at Loomis Sayles since 1976. Mr. Fuss is also a          Sayles in 1984 and is now a Vice President of the company.
Chartered Financial Analyst. He received a B.S. and an M.B.A.         She holds a B.A. from the University of Massachusetts at
from Marquette University and has 31 years of investment              Amherst and has 14 years of investment experience.
experience.
                                                                      CATHERINE L. BUNTING
GARY L. GOODENOUGH                                                    Catherine Bunting has managed BOND INCOME FUND since its
Gary Goodenough has managed HIGH INCOME FUND since July 1996.         inception in March 1989. Ms. Bunting is a Senior Vice
Mr. Goodenough is Vice President of Loomis Sayles and joined the      President of Back Bay Advisors and joined the company in
company in 1993. He is a graduate of Dartmouth College, received      1987. Before joining Back Bay Advisors, she served as an
his M.B.A. from the Wharton School, University of Pennsylvania        assistant portfolio manager at Harvard Management. Ms.
and has 23 years of investment experience.                            Bunting received a B.S. from Dickinson College and has 16
                                                                      years of investment experience.
SCOTT A. MILLIMET
Scott Millimet has managed LIMITED TERM U.S. GOVERNMENT FUND          PETER W. PALFREY
since May 1997 and has managed GOVERNMENT SECURITIES FUND             Peter Palfrey has served as co-manager of BOND INCOME FUND
since February 1999. Mr. Millimet, Executive Vice President of        since May 1999. Mr. Palfrey, Senior Vice President of Back
Back Bay Advisors, joined the company in 1994. Prior to joining       Bay Advisors, joined the company in 1993. He is also a
Back Bay Advisors, he was Senior Vice President with Carroll          Chartered Financial Analyst. Mr Palfrey received his B.A. from
McEntee & McGinley at the Chicago Board of Trade. Mr. Millimet        Colgate University and has over 15 years of investment
earned a B.S. and an M.S. from Texas A&M University and has 17        experience.
years of investment experience.
                                                                      RICHARD G. RACZKOWSKI
J. SCOTT NICHOLSON                                                    Richard Raczkowski has served as assistant portfolio manager
Scott Nicholson has managed SHORT TERM CORPORATE INCOME FUND          of BOND INCOME FUND since May 1999 and assistant portfolio
since October 1991, including when it was known as New England        manager of SHORT TERM CORPORATE INCOME FUND since May 1999.
Adjustable Rate U.S. Government Fund. Mr. Nicholson is a Senior       Mr. Raczkowski, Vice President of Back Bay Advisors, joined
Vice President of Back Bay Advisors. He received his B.S. from        the company in 1998. Previously, he was senior consultant at
Davidson College and his M.B.A. from Babson College and has over      Hagler Bailly Consulting. He received a B.A. from the
21 years of investment experience.                                    University of Massachusetts and an M.B.A. from Northeastern
                                                                      University and has 14 years of investment experience.

                                                                      JAMES S. WELCH
                                                                      James Welch has managed the MUNICIPAL INCOME FUND since
                                                                      January 1998. Mr. Welch, Senior Vice President of Back Bay
                                                                      Advisors, has been with the company since 1993.
                                                                      Mr. Welch is a graduate of The Pennsylvania State University and has 9 years of investment experience.



                                                                   FUND SERVICES
                                                          INVESTING IN THE FUNDS

CHOOSING A SHARE CLASS

Each Fund offers Class A, Class B and Class C shares to the public, except Municipal Income Fund and Government Securities Fund which offer only Class A and Class B shares. Each class has different costs associated with buying, selling and holding Fund shares, which allow you to choose the class that best meets your needs. Which class you choose will depend upon the size of your investment and how long you intend to hold your shares. Class B shares, Class C shares and certain shareholder features may not be available to you if you hold your shares in a street name account. Your financial representative can help you decide which class of shares is most appropriate for you.

CLASS A SHARES              CLASS B SHARES             CLASS C SHARES

o You pay a sales charge    o You do not pay a sales   o You do not pay a sales
  when you buy Fund           charge when you buy        charge when you buy
  shares. There are           Fund shares. All of        Fund shares. All of
  several ways to reduce      your money goes to work    your money goes to work
  this charge. See the        for you right away.        for you right away.
  section entitled "Ways
  to Reduce or Eliminate    o You pay higher annual    o You pay higher annual
  Sales Charges."             expenses than Class A      expenses than Class A
                              shares.                    shares.
o You pay lower annual
  expenses than Class B     o You will pay a charge    o You will pay a charge
  and Class C shares,         on redemptions if you      on redemptions if you
  giving you the              sell your shares within    sell your shares within
  potential for higher        6 years of purchase, as    1 year of purchase.
  returns per share.          described in the
                              section entitled "How    o Your Class C shares
o You do not pay a sales      Sales Charges are          will not automatic ally
  charge on orders of $1      Calculated."               convert into Class A
  million or more, but                                   shares. If you hold
  you may pay a charge on   o Your Class B shares        your shares for longer
  redemption if you           will automatic ally        than 8 years, you'll
  redeem these shares         convert into Class A       pay higher expenses
  within 1 year of            shares after 8 years,      than other classes.
  purchase.                   which reduces your
                              annual expenses.         o We will not accept an
                                                         order for $1 million or
                            o We will not accept an      more of Class C shares.
                              order for $1 million or    You may, however,
                              more of Class B shares.    purchase $1 million or
                              You may, however,          more of Class A shares,
                              purchase $1 million or     which have no sales
                              more of Class A shares,    charge as well as lower
                              which have no sales        annual expenses. You
                              charge as well as lower    may pay a charge on
                              annual expenses. You       redemption if you
                              may pay a charge on        redeem these shares
                              redemption if you          within 1 year of
                              redeem these shares        purchase.
                              within 1 year of
                              purchase.

For actual past expenses of Class A, B and C shares, see the section entitled "Fund Fees & Expenses" in this Prospectus.

CERTIFICATES

Certificates will not be automatically issued for any class of shares. Upon written request, you may receive certificates for Class A shares only.

HOW SALES CHARGES ARE CALCULATED

CLASS A SHARES

The price that you pay when you buy Class A shares ("offering price") is their net asset value plus a sales charge (sometimes called a "front-end sales charge") which varies depending upon the size of your purchase.

--------------------------------------------------------------------------------------------------------------
                                                     CLASS A SALES CHARGES
                       BOND INCOME   HIGH INCOME  STRATEGIC INCOME            SHORT TERM CORPORATE INCOME
                       GOVERNMENT SECURITIES      MUNICIPAL INCOME            LIMITED TERM U.S. GOVERNMENT
                              AS A % OF              AS A % OF                AS A % OF           AS A % OF
YOUR INVESTMENT            OFFERING PRICE         YOUR INVESTMENT          OFFERING PRICE      YOUR INVESTMENT
Less than $100,000              4.50%                  4.71%                    3.00%               3.09%
$100,000 - $249,999             3.50%                  3.63%                    2.50%               2.56%
$250,000 - $499,999             2.50%                  2.56%                    2.00%               2.04%
$500,000 - $999,999             2.00%                  2.04%                    1.25%               1.27%
$1,000,000 or more*                0%                     0%                       0%                  0%
--------------------------------------------------------------------------------------------------------------
* For purchases of Class A shares of the Funds of $1 million or more or purchases by Retirement Plans (Plans under Sections 401(a) or 401(k) of the Internal Revenue Code with investments of $1 million or more that have
  100 or more eligible employees), there is no front-end sales charge, but a contingent deferred sales charge of 1.00% may apply to redemptions of your shares within one year of the purchase date. See "Ways to Reduce or
  Eliminate Sales Charges."

CLASS B SHARES

The offering price of Class B shares is their net asset value, without a front-end sales charge. However, there is a contingent deferred sales charge
("CDSC") on shares that you sell within 6 years of buying them. The amount of the CDSC, if any, declines each year that you own your shares. The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange to Class B shares of another New England Fund. The CDSC equals the following percentages of the dollar amounts subject to the charge:

--------------------------------------------------------------------------------
                                    ALL FUNDS
                    CLASS B CONTINGENT DEFERRED SALES CHARGES
          YEAR SINCE PURCHASE              CDSC ON SHARES BEING SOLD
                  1st                               5.00%
                  2nd                               4.00%
                  3rd                               3.00%
                  4th                               3.00%
                  5th                               2.00%
                  6th                               1.00%
              thereafter                               0%
--------------------------------------------------------------------------------

CLASS C SHARES

The offering price of Class C shares is their net asset value, without a front-end sales charge. However, Class C shares are subject to a CDSC of 1.00% on redemptions made within one year of the date of purchase. The holding period for determining the CDSC will continue to run after an exchange to Class C shares of another New England Fund.

--------------------------------------------------------------------------------
                   ALL FUNDS (EXCEPT MUNICIPAL INCOME FUND AND
                           GOVERNMENT SECURITIES FUND)
                    CLASS C CONTINGENT DEFERRED SALES CHARGES
           YEAR SINCE PURCHASE             CDSC ON SHARES BEING SOLD
                  1st                               1.00%
              thereafter                               0%

--------------------------------------------------------------------------------

HOW THE CDSC IS APPLIED TO YOUR SHARES

The CDSC is a sales charge you pay when you redeem certain Fund shares. The
CDSC:

o is calculated based on the number of shares you are selling:

o is based on either your original purchase price or the current net asset value of the shares being sold, whichever is lower;

o is deducted from the proceeds of the redemption, not from the amount remaining in your account; and

o for year one applies to redemptions through the day one year after the date on which your purchase was accepted, and so on for subsequent years.

A CDSC WILL NOT BE CHARGED ON:

o increases in net asset value above the purchase price; or

o shares you acquired by reinvesting your dividends or capital gains distributions.

To keep your CDSC as low as possible, each time that you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares available to meet your request, we will sell the shares with the lowest CDSC.

EXCHANGES INTO SHARES OF A MONEY MARKET FUND

If you exchange shares of a Fund into shares of the Money Market Funds, the holding period for purposes of determining the CDSC and conversion into Class A shares stops until you exchange back into shares of another New England Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.

                             WAYS TO REDUCE OR ELIMINATE SALES CHARGES

CLASS A SHARES

REDUCING SALES CHARGES

There are several ways you can lower your sales charge, including:

o LETTER OF INTENT -- allows you to purchase Class A shares of any New England Fund over a 13-month period but pay sales charges as if you had purchased all shares at once. This program can save you money if you plan to invest $50,000 or more over 13 months. Purchases in Class B and Class C shares may be used toward meeting the letter of intent.

o COMBINING ACCOUNTS -- allows you to combine shares of multiple New England Funds and classes for purposes of calculating your sales charge. You may combine your purchases with those of qualified accounts of a spouse, parents, children, siblings, grandparents, grandchildren, in-laws, individual fiduciary accounts, sole proprietorships, single trust estates and any other group of individuals acceptable to the Distributor.

These privileges do not apply to the Money Market Funds unless shares are purchased through an exchange from another New England Fund.

ELIMINATING SALES CHARGES AND CDSC

Class A shares may be offered without front-end sales charges or a CDSC to the following individuals and institutions:

o Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;

o Selling brokers, sales representatives or other intermediaries;

o Fund trustees and other individuals who are affiliated with any New England Fund or Money Market Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned);

o Participants in certain Retirement Plans with at least 100 members (one-year CDSC may apply);

o Non-discretionary and non-retirement accounts of bank trust departments or trust companies only if they principally engage in banking or trust activities;

o Investments of $250,000 or more in Short Term Corporate Income Fund or $5 million or more in Limited Term U.S. Government Fund by corporations purchasing shares for their own account, credit unions, or bank trust departments and trust companies with discretionary accounts which they hold in a fiduciary capacity; and

o Investments of $25,000 or more in the New England Funds or Money Market Funds by clients of an adviser or subadviser to any New England Fund or Money Market Fund.

REPURCHASING FUND SHARES

You may apply proceeds from redeeming Class A shares of any New England Fund WITHOUT PAYING A SALES CHARGE to repurchase Class A shares of the same or any other New England Fund. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify New England Funds or your financial representative at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds either by returning the redemption check or by sending a new check for some or all of the redemption amount. Please note: For federal income tax purposes, A REDEMPTION IS A SALE THAT INVOLVES TAX CONSEQUENCES, EVEN IF THE PROCEEDS ARE LATER REINVESTED. Please consult your tax adviser for how a redemption would affect you.

If you repurchase Class A shares of $1 million or more within 30 days after you redeem such shares, the Distributor will rebate the amount of the CDSC charged on the redemption.

CLASS A, B OR C SHARES

ELIMINATING THE CDSC

As long as we are notified at the time you sell, the CDSC for any share class will generally be eliminated in the following cases:


o to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC);


o to make payments through a systematic withdrawal plan; or

o due to shareholder death or disability.

If you think you may be eligible for a sales charge elimination or reduction, contact your financial representative or New England Funds.

IT'S EASY TO OPEN AN ACCOUNT

TO OPEN AN ACCOUNT WITH NEW ENGLAND FUNDS:

1. Read this Prospectus carefully.

2. Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts:

--------------------------------------------------------------------------------
                                                      MINIMUM TO
                                                   OPEN AN ACCOUNT
                                                        USING          MINIMUM
                                   MININUM TO         INVESTMENT    FOR EXISTING
TYPE OF ACCOUNT                 OPEN AN ACCOUNT        BUILDER        ACCOUNTS

Any account other than those
listed below                       $2,500                $100            $100

Accounts registered under the
Uniform Gifts to Minors Act or
the Uniform Transfers to
Minors Act                         $2,000                $100            $100

Individual Retirement
Accounts (IRAs)                     $500                 $100            $100

Retirement plans with tax
benefits such as corporate
pension, profit sharing
and Keogh plans                     $250                 $100            $100

Payroll Deduction Investment
Programs for 401(k), SARSEP,
SEP, SIMPLE, 403(b)(7) and
certain other retirement plans      $25                  N/A             $25
--------------------------------------------------------------------------------

3. Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or New England Funds at 800-225-5478. For more information on New England Funds' investment programs, refer to the section entitled "Additional Investor Services" in this Prospectus.

4. Use the following sections as your guide for purchasing shares.

SELF-SERVICING YOUR ACCOUNT

Buying or selling shares is easy with the services described below:


            NEW ENGLAND FUNDS
     PERSONAL ACCESS LINE(TM) ("PAL")              NEW ENGLAND FUNDS WEB SITE
          800-225-5478, press 1                       www.mutualfunds.com


You have access to your account 24 hours a day by calling PAL from a touch-tone telephone or by visiting us online. Using these customer service options, you may:

o purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);

o review your account balance, recent transactions, Fund prices and recent performance;

o order duplicate account statements; and

o obtain tax information.

Please see the following pages for other ways to buy, exchange or sell your shares.

                                                                   BUYING SHARES

                      OPENING AN ACCOUNT               ADDING TO AN ACCOUNT

 THROUGH YOUR INVESTMENT DEALER
               o Call your investment dealer      o Call your investment dealer
                 for information                    for information



BY MAIL
[Graphic       o Make out a check in U.S.         o Make out a check in U.S.
Omitted]         dollars for the investment         dollars for the investment
                 amount, payable to "New            amount, payable to "New
                 England Funds." Third party        England Funds." Third party
                 checks will generally not be       checks will generally not be
                 accepted.                          accepted.
               o Mail the check with your         o Fill out the detachable
                 completed application to New       investment slip from an
                 England Funds, P.O. Box            account statement. If no
                 8551, Boston, MA 02266-8551.       slip is available, include
                                                    with the check a letter
                                                    specifying the Fund name,
                                                    your class of shares, your
                                                    account number and the
                                                    registered account name(s).
                                                    To make investing even
                                                    easier, you can order more
                                                    investment slips by calling
                                                    800-225-5478.


BY EXCHANGE
[Graphic       o The exchange must be for a       o The exchange must be for a
Omitted]         minimum of $1,000 or for all       minimum of $1,000 or for all
                 of your shares.                    of your shares.
               o Obtain a current prospectus      o Call your investment dealer
                 for the Fund into which you        or New England Funds at
                 are exchanging by calling          800-225-5478 to request an
                 your investment dealer or          exchange.
                 New England Funds at             o See the section entitled
                 800-225-5478.                      "Exchanging Shares" for more
               o Call your investment dealer        details.
                 or New England Funds to
                 request an exchange.
               o See the section entitled
                 "Exchanging Shares" for more
                 details.

BY WIRE
[Graphic       o Call New England Funds at        o Instruct your bank to
Omitted]         800-225-5478 to obtain an          transfer funds to State
                 account number and wire            Street Bank & Trust Company,
                 transfer instructions. Your        ABA# 011000028, DDA#
                 bank may charge you for such       99011538.
                 a transfer.                      o Specify the Fund name, your
                                                    class of shares, your
                                                    account number and the
                                                    registered account name(s).
                                                    Your bank may charge you for
                                                    such a transfer.

AUTOMATIC INVESTING THROUGH
 INVESTMENT BUILDER
[Graphic       o Indicate on your application     o Please call New England
Omitted]         that you would like to begin       Funds at 800-225-5478 for a
                 an automatic investment plan       Service Options Form. A
                 through Investment Builder         signature guarantee may be
                 and the amount of the              required to add this
                 monthly investment ($100           privilege.
                 minimum).                        o See the section entitled
               o Send a check marked "Void"         "Additional Investor
                 or a deposit slip from your        Services."
                 bank account along with your
                 application.

THROUGH AUTOMATED CLEARING HOUSE (ACH)
[Graphic       o Ask your bank or credit          o Call New England Funds at
Omitted]         union whether it is a member       800-225-5478 to add shares
                 of the ACH system.                 to your account through ACH.
               o Complete the "Telephone          o If you have not signed up
                 Withdrawal and Exchange" and       for the ACH system, please
                 "Bank Information" sections        call New England Funds for a
                 on your account application.       Service Options Form. A
               o Mail your completed                signature guarantee may be
                 application to New England         required to add this
                 Funds, P.O. Box 8551,              privilege.
                 Boston, MA 02266-8551.

SELLING SHARES

                       TO SELL SOME OR ALL OF YOUR SHARES

Certain restrictions may apply. See the section entitled "Restrictions on Buying, Selling and Exchanging Shares."

THROUGH YOUR INVESTMENT DEALER

             o Call your investment dealer for information.


BY MAIL
[Graphic
Omitted]
             o Write a letter to request a redemption specifying the name of the
               Fund, the class of shares, your account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section entitled "Selling Shares in Writing."
             o The request must be signed by all of the owners of the shares including the capacity in which they are signing, if appropriate.
             o Mail your request to New England Funds, P.O. Box 8551, Boston, MA
               02266-8551.
             o Your proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter. If you choose to have your proceeds delivered by mail, they will generally be mailed to you on the business day after the request is received. You may also choose to redeem by wire or through ACH (see below).


BY EXCHANGE
[Graphic
Omitted]
             o Obtain a current prospectus for the Fund into which you are exchanging by calling your investment dealer or New England Funds at 800-225-5478.
             o Call New England Funds to request an exchange.
             o See the section entitled "Exchanging Shares" for more details.

BY WIRE
[Graphic
Omitted]
             o Fill out the "Telephone Withdrawal and Exchange" and "Bank
               Information" sections on your account application.
             o Call New England Funds at 800-225-5478 or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.
             o Proceeds (less any applicable CDSC) will generally be wired on the next business day. A wire fee (currently $5.00) will be deducted from the proceeds.

THROUGH AUTOMATED CLEARING HOUSE (ACH)
[Graphic
Omitted]
             o Ask your bank or credit union whether it is a member of the ACH system.
             o Complete the "Telephone Withdrawal and Exchange" and "Bank
               Information" sections on your account application.
             o If you have not signed up for the ACH system on your application, please call New England Funds at 800-225-5478 for a Service Options Form.
             o Call New England Funds to request a redemption through this system.
             o Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days.

BY SYSTEMATIC WITHDRAWAL PLAN
[Graphic
Omitted]
             o Please refer to the section entitled "Additional Investor
               Services" or call New England Funds at 800-225-5478 or your financial representative for information.
             o Because withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

BY TELEPHONE
[Graphic
Omitted]
             o You may receive your proceeds by mail, by wire or through ACH
               (see above).
             o Call New England Funds at 800-225-5478 to choose the method you wish to use to redeem your shares.

BY CHECK (For Class A shares of Short Term Corporate Income Fund and Limited Term U.S. Government Fund only)
[Graphic
Omitted]
             o Select the checkwriting option on your account application and complete the attached signature card.
             o To add this privilege to an existing account, call New England
               Funds at 800-225-5478 for a Service Options Form.
             o Each check must be written for $500 or more.
             o You may not close your account by withdrawal check. Please call your financial representative or New England Funds to close an account.

                                                       SELLING SHARES IN WRITING

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations we also may require a signature guarantee or additional documentation.

A signature guarantee protects you        A notary public CANNOT provide a
against fraudulent orders and is          signature guarantee. A signature
necessary if:                             guarantee can be obtained from one
                                          of the following sources:
o Your address of record has been
  changed within the past 30 days;        o a financial representative or
                                            securities dealer;
o you are selling more than $100,000
  worth of shares and you are             o a federal savings bank, cooperative,
  requesting the proceeds by check; or      or other type of bank;

o a proceeds check for any amount is      o a savings and loan or other thrift
  mailed to an address other than the       institution;
  address of record or not payable to
  the registered owner(s).                o a credit union; or

                                          o a securities exchange or clearing
                                            agency.

The following table shows some situations in which additional documentation may be necessary. Please call your financial representative or New England Funds regarding requirements for other account types.

SELLER (ACCOUNT TYPE)            REQUIREMENTS FOR WRITTEN REQUESTS

INDIVIDUAL, JOINT, SOLE         o The signatures on the letter must include all
PROPRIETORSHIP,                   persons authorized to sign, including title,
UGMA/UTMA (MINOR ACCOUNTS)        if applicable.
                                o Signature guarantee, if applicable (see
                                  above).

CORPORATE OR ASSOCIATION        o The signatures on the letter must include all
ACCOUNTS                          persons authorized to sign, including title.

OWNERS OR TRUSTEES OF TRUST     o The signature on the letter must include all
ACCOUNTS                          trustees authorized to sign, including title.
                                o If the names of the trustees are not
                                  registered on the account, please provide a copy of the trust document certified within the past 60 days.
                                o Signature guarantee, if applicable (see
                                  above).

JOINT TENANCY WHOSE             o The signatures on the letter must include all
CO-TENANTS ARE DECEASED           surviving tenants of the account.
                                o Copy of the death certificate.
                                o Signature guarantee if proceeds check is
                                  issued to other than the surviving tenants.

POWER OF ATTORNEY (POA)         o The signatures on the letter must include the
                                  attorney-in-fact, indicating such title.
                                o A signature guarantee.
                                o Certified copy of the POA document stating it
                                  is still in full force and effect, specifying the exact Fund and account number, and certified within 30 days of receipt of instructions.*

QUALIFIED RETIREMENT            o The signature on the letter must include all
BENEFIT PLANS (EXCEPT             signatures of those authorized to sign,
NEW ENGLAND FUNDS                 including title.
PROTOTYPE DOCUMENTS)            o Signature guarantee, if applicable (see
                                  above).

EXECUTORS OF ESTATES,           o The signature on the letter must include those
ADMINISTRATORS,                   authorized to sign, including capacity.
GUARDIANS, CONSERVATORS         o A signature guarantee.
                                o Certified copy of court document where signer
                                  derives authority, e.g.: Letters of
                                  Administration, Conservatorship, Letters
                                  Testamentary.*

INDIVIDUAL RETIREMENT           o Additional documentation and distribution
ACCOUNTS (IRAS)                   forms are required.

* Certification may be made on court documents by the court, usually certified by the clerk of the court. POA certification may be made by a commercial bank, broker/member of a domestic stock exchange or a practicing attorney.

EXCHANGING SHARES


In general, you may exchange shares of your Fund for shares of the same class of another New England Fund without paying a sales charge or a CDSC (see the sections entitled "Buying Shares" and "Selling Shares"). An exchange must be for a minimum of $1,000 (or the total net asset value of your account, whichever is less), or $100 if made under the Automatic Exchange Plan (see the section entitled "Additional Investor Services"). All exchanges are subject to the eligibility requirements of the New England Fund or Money Market Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of the Funds may be legally sold. For federal income tax purposes, an exchange of Fund shares for shares of another New England Fund or Money Market Fund is treated as a sale on which gain or loss may be recognized. Please refer to the Statement of Additional Information (the "SAI") for more detailed information on exchanging Fund shares.


RESTRICTIONS ON BUYING, SELLING AND EXCHANGING SHARES

PURCHASE AND EXCHANGE RESTRICTIONS

Although the Funds do not anticipate doing so, they reserve the right to suspend or change the terms of purchasing or exchanging shares. The Funds and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the best interest of the Fund's other shareholders or would disrupt the management of the Fund. The Funds and the Distributor reserve the right to restrict purchases and exchanges for accounts of "market timers" by limiting the transaction to a maximum dollar amount. An account will be deemed to be one of a market timer if: (i) more than two exchange purchases of a given Fund are made for the account in a calendar quarter or (ii) the account makes one or more exchange purchases of a given Fund in a calendar quarter in an aggregate amount in excess of 1% of the Fund's total net assets.

SELLING RESTRICTIONS

The table below describes restrictions placed on selling shares of any Fund described in this Prospectus:

RESTRICTION                                                     SITUATION

The Fund may suspend the right of redemption or      o When the New York Stock
postpone payment for more than 7 days:                 Exchange is closed (other
                                                       than a weekend/holiday)
                                                     o During an emergency
                                                     o Any other period
                                                       permitted by the SEC


The Fund reserves the right to suspend account       o With a notice of a
services or refuse transaction requests:               dispute between
                                                       registered owners
                                                     o With suspicion/evidence
                                                       of a fraudulent act


The Fund may pay the redemption price in whole or    o When it is detrimental
part by a distribution in kind of readily              for a Fund to make cash
marketable securities in lieu of cash or may take      payments as determined in
up to 7 days to pay a redemption request in order      the sole discretion of
to raise capital:                                      the adviser or subadviser

The Fund may close your account and send you the     o When the Fund account
proceeds. Shareholders will have 60 days after         falls below a set minimum
being notified of the Fund's intention to close        (currently $1,000 as set
your account to increase the account to the set        by the Fund's Board of
minimum. This does not apply to certain qualified      Trustees)
retirement plans, automatic investment plans or accounts that have fallen below the minimum solely because of fluctuations in a Fund's net asset value per share:

The Fund may withhold redemption proceeds until      o When redemptions within
the check or funds have cleared:                       10 calendar days of
                                                       purchase by check or ACH
                                                       of the shares being
                                                       redeemed

Telephone redemptions are not accepted for tax-qualified retirement plan accounts.
If you hold certificates representing your shares, they must be sent with your request for it to be honored.
The Funds recommend that certificates be sent by registered mail.

                                                      HOW FUND SHARES ARE PRICED

"Net asset value" is the price of one share of a Fund without a sales charge, and is calculated each business day using this formula:

                    TOTAL MARKET VALUE OF SECURITIES + CASH AND
NET ASSET VALUE =            OTHER ASSETS - LIABILITES
                    -------------------------------------------
                            NUMBER OF OUTSTANDING SHARES

The net asset value of Fund shares is determined according to this schedule:

o A share's net asset value is determined at the close of regular trading on the New York Stock Exchange (the "Exchange") on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time.

o The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received "in good order" by State Street Bank and Trust Company, the Funds' custodian (plus or minus applicable sales charges as described earlier in this Prospectus).

o Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.

o A Fund heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

* Under limited circumstances, the Distributor may enter into a contractual agreement where it may accept orders after 5:00 p.m. and before 8:00 p.m.

Generally, during times of substantial economic or market change it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in "Buying Shares" and "Selling Shares."

Generally, Fund securities are valued as follows:

o EQUITY SECURITIES -- most recent sales or quoted bid price as provided by a pricing service.

o DEBT SECURITIES (other than short-term obligations) -- based upon pricing service valuations, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.


o SHORT-TERM OBLIGATIONS (remaining maturity of less than 60 days) -- amortized cost (which approximates market value).


o SECURITIES TRADED ON FOREIGN EXCHANGES -- most recent sale/bid price on the non-U.S. exchange, unless an occurrence after the closing of the exchange will materially affect its value. In that case, it is given fair value as determined by or under the direction of the Fund's Board of Trustees at the close of regular trading on the Exchange.

o OPTIONS -- last sale price, or if not available, last offering price.

o FUTURES -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or under the direction of the Funds' Board of Trustees.

o ALL OTHER SECURITIES -- fair market value as determined by the adviser or subadviser of the Fund under the direction of each Fund's Board of Trustees.

The effect of fair value pricing as described above under "Securities traded on foreign exchanges" and "All other securities" is that securities may not be priced on the basis of quotations from the primary market in which they are traded but rather, may be priced by another method that the Fund's Board of Trustees believes accurately reflects fair value.

DIVIDENDS AND DISTRIBUTIONS


The Funds generally distribute most or all of their net investment income (other than capital gains) in the form of dividends. Each Fund declares dividends daily and pays them monthly. Each Fund distributes all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. Each Fund's Board of Trustees may adopt a different schedule as long as payments are made at least annually.


Depending on your investment goals and priorities, you may choose to:

o participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value in shares of the same class of another New England Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about this program, see the section entitled "Additional Investor Services."


o receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund or in the same class of another New England Fund.


o receive all distributions in cash.

Unless you select one of the above options, distributions will automatically be reinvested in shares of the same class of the Fund at net asset value. For more information or to change your distribution option, contact New England Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a non-retirement plan Fund, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. Be sure to keep the 1099 as a permanent record. A fee may be charged for any duplicate information requested.

TAX CONSEQUENCES

Each Fund intends to meet all requirements of the Internal Revenue Code necessary to qualify as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.

Fund distributions paid to you either in cash or reinvested in additional shares are generally taxable to you either as ordinary income (except for exempt-interest dividends earned by Municipal Income Fund -- see below) or as capital gains. Distributions derived from short-term capital gains or investment income are generally taxable at ordinary income rates. If you are a corporation investing in a Fund, a portion of these dividends may qualify for the dividends-received deduction provided that you meet certain holding period requirements. Distributions of gains from investments that a Fund owned for more than one year that are designated by a Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain, regardless of how long the shareholder has held Fund shares.


An exchange of shares for shares of another New England Fund or Money Market Fund is treated as a sale, and any resulting gain or loss may be subject to federal income tax. If you purchase shares of a Fund shortly before it declares a capital gain distribution or a dividend, a portion of the purchase price may be returned to you as a taxable distribution.

Dividends derived from interest on U.S. government securities may be exempt from state and local income taxes. The Funds advise shareholders of the proportion of each Fund's dividends that are derived from such interest. You should consult your tax adviser about any federal, state and local taxes that may apply to the distributions you receive.

SPECIAL TAX CONSIDERATIONS FOR MUNICIPAL INCOME FUND
Dividends paid to you as a shareholder of the Municipal Income Fund that are derived from interest on municipal securities are "exempt-interest dividends" and may be excluded from gross income on your federal tax return. However, if your receive Social Security benefits, you may be taxed on a portion of those benefits as a result of receiving tax-exempt income. In addition, an investment in the Fund may result in a liability for federal alternative minimum tax as well as State and local taxes, both for corporate and individual shareholders.


The federal exemption for "exempt-interest dividends" does not necessarily result in exemption from state and local taxes. Distributions of these dividends may be exempt from local and state taxation to the extent they are derived from the state and locality in which you reside. You should check the consequences under your local and state tax laws before investing in the Fund. The Fund will report annually on a state-by-state basis the source of income the Fund receives on tax-exempt bonds that was paid out as dividends during the preceding year.

                                              COMPENSATION TO SECURITIES DEALERS


As part of their business strategies, the Funds pay securities dealers that sell their shares. This compensation originates from two sources: sales charges (front-end or deferred) and 12b-1 fees (comprising the annual service and/or distribution fees of a plan adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940). The sales charges are detailed in the section entitled "How Sales Charges are Calculated." Each class of Fund shares pays an annual service fee of 0.25% of its average daily net assets. Class A shares of the Limited Term U.S. Government Fund pay a distribution fee of 0.10% of its average daily net assets. Class B shares for all of the Funds pay an annual distribution fee of 0.75% of their average daily net assets for 8 years (at which time they automatically convert into Class A shares). Class C shares for all Funds are subject to a distribution fee of 0.75% of their average daily net assets. Generally, the 12b-1 fees are paid to securities dealers on a quarterly basis. The Distributor retains the first year of such fees for Class C shares. Because these distribution fees are paid out of the Fund's assets on an ongoing basis, over time these fees for Class B and Class C shares will increase the cost of your investment and may cost you more than paying the front-end sales charge on Class A shares.


The Distributor may, at its expense, pay concessions in addition to the payments described above to dealers which satisfy certain criteria established from time to time by the Distributor relating to increasing net sales of shares of the New England Funds over prior periods, and certain other factors. See the SAI for more details.

ADDITIONAL INVESTOR SERVICES

RETIREMENT PLANS
New England Funds offers a range of retirement plans, including IRAs, SEPs, SARSEPs, SIMPLEs, 401(k) plans, 403(b) plans and other pension and profit sharing plans. Refer to the section entitled "It's Easy to Open an Account" for investment minimums. For more information about our Retirement Plans, call us at 800-225-5478.

INVESTMENT BUILDER PROGRAM
This is New England Funds' automatic investment plan. You may authorize automatic monthly transfers of $100 or more from your bank checking or savings account to purchase shares of one or more New England Funds. To join the Investment Builder Program, please refer to the section entitled "Buying Shares."

DIVIDEND DIVERSIFICATION PROGRAM
This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another New England Fund or Money Market Fund, subject to the eligibility requirements of that other Fund and to state securities law requirements. Shares will be purchased at the selected Fund's net asset value without a front-end sales charge or CDSC on the dividend record date. Before establishing a Dividend Diversification Program into any other New England Fund or Money Market Fund, please read its Prospectus carefully.

AUTOMATIC EXCHANGE PLAN
New England Funds has an automatic exchange plan under which shares of a class of a Fund are automatically exchanged each month for shares of the same class of another New England Fund or Money Market Fund. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please refer to the SAI for more information on the Automatic Exchange Plan.

SYSTEMATIC WITHDRAWAL PLAN
This plan allows you to redeem shares and receive payments from your Fund on a regular schedule. Redemption of shares that are part of the Systematic Withdrawal Plan are not subject to a CDSC. However, the amount or percentage you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your Fund account on the day you establish your plan. To establish a Systematic Withdrawal Plan, please refer to the section entitled "Selling Shares."


NEW ENGLAND FUNDS PERSONAL ACCESS LINE(TM) ("PAL")
This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, press 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Fund prices and recent performance. You may also use PAL to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.


NEW ENGLAND FUNDS WEB SITE
Visit us at WWW.MUTUALFUNDS.COM to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in your existing accounts. Certain restrictions may apply.

  [GRAPHIC OMITTED]
        FUND PERFORMANCE

        The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years
        (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by
        PricewaterhouseCoopers LLP, independent accountants, whose report, along with each Fund's financial statements, are included in the Statemnt of Additional Information, which is available upon request.

NEW ENGLAND SHORT TERM CORPORATE INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
                                            CLASS A                                           CLASS B                  CLASS C

                                                                                                                     DECEMBER 7,
                                                                                                                       1998(A)
                                    YEAR ENDED DECEMBER 31,                     YEAR ENDED DECEMBER 31,                THROUGH
                        1994      1995      1996      1997       1998      1994    1995    1996    1997     1998   DECEMBER 31, 1998
Net Asset Value,
  Beginning of Year   $   7.45  $   7.20  $   7.37  $   7.37   $  7.39    $ 7.45  $ 7.20  $ 7.37  $ 7.36   $ 7.38       $7.28
                      --------  --------  --------  --------   -------    ------  ------  ------  ------   ------       -----

INCOME FROM
INVESTMENT
OPERATIONS
Net Investment
  Income                  0.37      0.47      0.43      0.47(d)   0.38      0.29    0.41    0.37    0.41(d)  0.33        0.01
Net Realized and
  Unrealized Gain
  (Loss) on
  Investments            (0.31)     0.14     (0.01)    (0.02)    (0.09)    (0.29)   0.14   (0.02)  (0.02)   (0.09)       0.01(f)
                      --------  --------  --------  --------   -------    ------  ------  ------  ------   ------       -----
Total From
  Investment
  Operations              0.06      0.61      0.42      0.45      0.29      0.00    0.55    0.35    0.39     0.24        0.02
                      --------  --------  --------  --------   -------    ------  ------  ------  ------   ------       -----

LESS DISTRIBUTIONS
Distributions From
  Net Investment
  Income                 (0.31)    (0.44)    (0.42)    (0.43)    (0.38)    (0.25)  (0.38)  (0.36)  (0.37)   (0.33)      (0.01)
                      --------  --------  --------  --------   -------    ------  ------  ------  ------   ------       -----
Total
  Distributions          (0.31)    (0.44)    (0.42)    (0.43)    (0.38)    (0.25)  (0.38)  (0.36)  (0.37)   (0.33)      (0.01)
                      --------  --------  --------  --------   -------    ------  ------  ------  ------   ------       -----

Net Asset Value,
  End of Year         $   7.20  $   7.37  $   7.37  $   7.39   $  7.30    $ 7.20  $ 7.37  $ 7.36  $ 7.38   $ 7.29       $7.29
                      ========  ========  ========  ========   =======    ======  ======  ======  ======   ======       =====

TOTAL RETURN (%)(c)        0.8       8.6       5.8       6.2       4.0       0.1     7.8     4.9     5.4      3.4         0.3

RATIOS/
  SUPPLEMENTAL DATA
Ratio of Operating
  Expenses to
  Average Net
  Assets (%) (b)          0.60      0.66      0.70      0.70      0.70      1.35    1.41    1.45    1.45     1.45        1.45(e)
Ratio of Net
  Investment
  Income to
  Average
  Net Assets (%)          4.85      6.29      6.39      6.27      5.93      4.10    5.54    5.64    5.52     5.18        5.18(e)
Portfolio Turnover
Rate (%)                    17        73        54        49       105        17      73      54      49      105         105
Net Assets, End of
  Year (000)          $489,637  $331,112  $222,809  $196,928   $92,669    $2,056  $2,368  $2,821  $2,961   $3,761       $ 233
------------------------------------------------------------------------------------------------------------------------------------

(a) Commencement of operations.
(b) The ratio of operating expenses to average net assets without giving effect to an expense limitation would have been (%):
                          0.88      0.89      0.94      0.98        1.05    1.63    1.65    1.69    1.73    1.80        1.80(e)
(c) A sales charge for Class A shares and a contingent deferred sales charge for Class B and C shares is not reflected in total return calculations.
(d) Per share net investment income does not reflect the period's reclassification of permanent differences between book and tax basis net investment income.
(e) Computed on an annualized basis.
(f) The amount shown for a share outstanding does not correspond with the aggregate net gain/loss on investments for the period ended December 31, 1998, due to the timing of purchases and redemption of Fund shares in relation to fluctuating market values of the investments of the Fund.

  [GRAPHIC OMITTED]
        FUND PERFORMANCE
        NEW ENGLAND BOND INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
                                         CLASS A                                 CLASS B                         CLASS C

                                 YEAR ENDED DECEMBER 31,                 YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                       1994     1995    1996     1997     1998    1994    1995   1996     1997   1998    1995   1996   1997   1998
Net Asset Value,
Beginning of the
  Year              $  12.18 $  10.95 $  12.36 $  12.05 $  12.39 $12.18 $ 10.95 $ 12.36 $ 12.04 $ 12.39 $10.95 $12.36 $12.06 $12.40
                    -------- -------- -------- -------- -------- ------ ------- ------- ------- ------- ------ ------ ------ ------

INCOME FROM
  INVESTMENT
  OPERATIONS
Net Investment
  Income                0.72     0.81     0.84     0.83     0.81   0.63    0.72    0.75    0.74    0.71   0.56   0.75   0.74   0.71
Net Realized and
  Unrealized Gain
  (Loss) on
  Investments          (1.23)    1.40    (0.31)    0.45     0.15  (1.23)   1.40   (0.32)   0.46    0.15   1.40  (0.30)  0.45   0.15
                    -------- -------- -------- -------- -------- ------ ------- ------- ------- ------- ------ ------ ------ ------
Total From
  Investment
  Operations           (0.51)    2.21     0.53     1.28     0.96  (0.60)   2.12    0.43    1.20    0.86   1.96   0.45   1.19   0.86
                    -------- -------- -------- -------- -------- ------ ------- ------- ------- ------- ------ ------ ------ ------

LESS DISTRIBUTIONS
Dividends From Net
  Investment Income    (0.72)   (0.80)   (0.84)   (0.81)   (0.78) (0.63)  (0.71)  (0.75)  (0.72)  (0.69) (0.55) (0.75) (0.72) (0.69)
Distributions in
  Excess of Net
  Investment
  Income                0.00     0.00     0.00    (0.01)   (0.03)  0.00    0.00    0.00   (0.01)  (0.02)  0.00   0.00  (0.01) (0.02)
Distributions From
  Net Realized
  Capital Gains         0.00     0.00     0.00    (0.12)   (0.17)  0.00    0.00    0.00   (0.12)  (0.17)  0.00   0.00  (0.12) (0.17)
Distributions in
  Excess of Net
  Realized Gains        0.00     0.00     0.00     0.00    (0.01)  0.00    0.00    0.00    0.00   (0.01)  0.00   0.00   0.00  (0.01)
                    -------- -------- -------- -------- -------- ------ ------- ------- ------- ------- ------ ------ ------ ------
Total
  Distributions        (0.72)   (0.80)   (0.84)   (0.94)   (0.99) (0.63)  (0.71)  (0.75)  (0.85)  (0.89) (0.55) (0.75) (0.85) (0.89)
                    -------- -------- -------- -------- -------- ------ ------- ------- ------- ------- ------ ------ ------ ------

Net Asset Value,
  End of the Year   $  10.95 $  12.36 $  12.05 $  12.39 $  12.36 $10.95 $ 12.36 $ 12.04 $ 12.39 $ 12.36 $12.36 $12.06 $12.40 $12.37
                    ======== ======== ======== ======== ======== ====== ======= ======= ======= ======= ====== ====== ====== ======

TOTAL RETURN (%)(a)     (4.2)    20.8      4.6     11.0      8.0   (4.9)   19.9     3.7    10.3     7.2   18.1    3.9   10.2    7.2
RATIOS/
  SUPPLEMENTAL DATA
Ratio of Operating
  Expenses to
  Average Net
  Assets (%)            1.08     1.14     1.05     1.05     1.01   1.83    1.89    1.80    1.80    1.76   1.89   1.80   1.80   1.76
Ratio of Net
  Investment
  Income to
  Average Net
  Assets (%)            6.46     6.81     7.00     6.73     6.44   5.71    6.06    6.25    5.98    5.69   6.06   6.25   5.98   5.69
Portfolio Turnover
  Rate (%)                77       81      104       54       65     77      81     104      54      65     81    104     54     65
Net Assets, End of
  the Year (000)    $155,362 $200,285 $189,685 $193,513 $221,799 $9,435 $23,398 $31,191 $37,559 $64,240 $1,009 $2,391 $5,276 $8,969
-----------------------------------------------------------------------------------------------------------------------------------

(a) A sales charge for Class A shares and a contingent deferred sales charge for Class B and C shares is not reflected in total return calculations.

  [GRAPHIC OMITTED]
        FUND PERFORMANCE
        NEW ENGLAND HIGH INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
                                             CLASS A                                     CLASS B                      CLASS C
                                                                                                                  MARCH 2, 1998(a)
                                     YEAR ENDED DECEMBER 31,                      YEAR ENDED DECEMBER 31,              THROUGH
                            1994     1995    1996      1997    1998     1994     1995    1996     1997     1998   DECEMBER 31, 1998
Net Asset Value,
  Beginning of the
  Year                    $ 10.06  $  8.89  $  8.98  $  9.42  $  9.94  $10.06  $  8.88  $  8.98  $  9.42  $  9.93      $ 9.96
                          -------  -------  -------  -------  -------  ------  -------  -------  -------  -------      ------

INCOME FROM
  INVESTMENT
  OPERATIONS
Net Investment
  Income                     0.88     0.88     0.84     0.87     0.92    0.79     0.83     0.79     0.80     0.85        0.69
Net Realized and
  Unrealized Gain
  (Loss) on
  Investments               (1.19)    0.13     0.44     0.52    (1.08)  (1.18)    0.13     0.42     0.51    (1.08)      (1.08)
                          -------  -------  -------  -------  -------  ------  -------  -------  -------  -------      ------
Total From
  Investment
  Operations                (0.31)    1.01     1.28     1.39    (0.16)  (0.39)    0.96     1.21     1.31    (0.23)      (0.39)
                          -------  -------  -------  -------  -------  ------  -------  -------  -------  -------      ------

LESS DISTRIBUTIONS
Distributions From
  Net Investment
  Income                    (0.86)   (0.88)   (0.83)   (0.87)   (0.92)  (0.78)   (0.81)   (0.76)   (0.80)   (0.85)      (0.72)
Distributions in
  Excess of Net
  Investment
  Income                     0.00    (0.04)   (0.01)    0.00     0.00   (0.01)   (0.05)   (0.01)    0.00     0.00        0.00
                          -------  -------  -------  -------  -------  ------  -------  -------  -------  -------      ------
Total Distributions         (0.86)   (0.92)   (0.84)   (0.87)   (0.92)  (0.79)   (0.86)   (0.77)   (0.80)   (0.85)      (0.72)
                          -------  -------  -------  -------  -------  ------  -------  -------  -------  -------      ------

Net Asset Value,
  End of the
  Period                  $  8.89  $  8.98  $  9.42  $  9.94  $  8.86  $ 8.88  $  8.98  $  9.42  $  9.93  $  8.85      $ 8.85
                          =======  =======  =======  =======  =======  ======  =======  =======  =======  =======      ======

TOTAL RETURN (%)(c)          (3.3)    11.8     14.9     15.4     (1.8)   (4.0)    11.2     14.1     14.4     (2.5)       (4.1)

RATIOS/
  SUPPLEMENTAL DATA
Ratio of Operating
  Expenses to
  Average Net
  Assets(%)(b)               1.60     1.60     1.53     1.36     1.32    2.25     2.25     2.19     2.11     2.07        2.07(d)
Ratio of Net
  Investment
  Income to
  Average Net
  Assets (%)                 9.18     9.71     9.32     9.03     9.81    8.53     8.96     8.33     8.28     9.06        9.06(d)
Portfolio Turnover
  Rate (%)                     33       30      134       99       75      33       30      134       99       75          75
Net Assets, End of
  the Year (000)          $33,673  $39,148  $42,992  $62,739  $73,023  $5,233  $10,625  $17,767  $42,401  $60,322      $7,732
------------------------------------------------------------------------------------------------------------------------------------

(a) Commencement of operations.
(b) The ratio of operating expenses to average net assets without giving effect to an expense limitation would have been (%):
                             1.83     1.72     1.69     --       --      2.48     2.37     2.35     --       --          --

(c) A sales charge for Class A shares and a contingent deferred sales charge for Class B and C shares is not reflected in total return calculations. Periods of less than one year are not annualized.
(d) Computed on an annualized basis.

The subadviser to the Fund prior to July 1, 1996 was Back Bay Advisors, L.P. Effective July 1, 1996 Loomis, Sayles & Company, L.P.
became the subadviser to the Fund.

  [GRAPHIC OMITTED]
        FUND PERFORMANCE
        NEW ENGLAND STRATEGIC INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
                                    CLASS A                                 CLASS B                                CLASS C

                    MAY 1,(a)                                MAY 1,(a)                         MAY 1,(a)
                    THROUGH                                  THROUGH                           THROUGH
                    DECEMBER                                 DECEMBER                          DECEMBER
                       31,       YEAR ENDED DECEMBER 31,       31,     YEAR ENDED DECEMBER 31,     31,      YEAR ENDED DECEMBER 31,
                      1995       1996     1997      1998      1995     1996     1997     1998     1995      1996     1997     1998
Net Asset Value,
  Beginning of the
  Period             $ 12.50   $ 12.99  $  13.36  $  13.42  $ 12.50   $ 12.99 $  13.36 $  13.42  $ 12.50   $ 12.99  $ 13.35 $ 13.41
                     -------   -------  --------  --------  -------   ------- -------- --------  -------   -------  ------- -------

INCOME FROM
  INVESTMENT
  OPERATIONS
Net Investment
  Income                0.74      1.05      1.01      1.05     0.68      0.95     0.91     0.95     0.67      0.95     0.91    0.95
Net Realized and
  Unrealized Gain
  (Loss) on
  Investments           0.49      0.73      0.21     (1.30)    0.49      0.73     0.21    (1.30)    0.49      0.72     0.21   (1.30)
                     -------   -------  --------  --------  -------   ------- -------- --------  -------   -------  ------- -------
Total From
  Investment
  Operations            1.23      1.78      1.22     (0.25)    1.17      1.68     1.12    (0.35)    1.16      1.67     1.12   (0.35)
                     -------   -------  --------  --------  -------   ------- -------- --------  -------   -------  ------- -------

LESS DISTRIBUTIONS
Dividends From Net
  Investment Income    (0.73)    (1.05)    (1.01)    (1.05)   (0.67)    (0.95)   (0.91)   (0.95)   (0.66)    (0.95)   (0.91)  (0.95)
Distributions in
  Excess of Net
  Investment
  Income               (0.01)     0.00      0.00      0.00    (0.01)     0.00     0.00     0.00    (0.01)     0.00     0.00    0.00
Distributions From
  Net Realized
  Capital Gains         0.00     (0.36)    (0.15)    (0.70)    0.00     (0.36)   (0.15)   (0.70)    0.00     (0.36)   (0.15)  (0.70)
Distributions in
  Excess of Net
  Realized Capital
  Gains                 0.00      0.00      0.00     (0.05)    0.00      0.00     0.00    (0.05)    0.00      0.00     0.00   (0.05)
                     -------   -------  --------  --------  -------   ------- -------- --------  -------   -------  ------- -------
Total
Distributions          (0.74)    (1.41)    (1.16)    (1.80)   (0.68)    (1.31)   (1.06)   (1.70)   (0.67)    (1.31)   (1.06)  (1.70)
                     -------   -------  --------  --------  -------   ------- -------- --------  -------   -------  ------- -------

Net Asset Value,
  End of the
  Period             $ 12.99   $ 13.36  $  13.42  $  11.37  $ 12.99   $ 13.36 $  13.42 $  11.37  $ 12.99   $ 13.35  $ 13.41 $ 11.36
                     =======   =======  ========  ========  =======   ======= ======== ========  =======   =======  ======= =======

TOTAL RETURN (%)(c)     10.3      14.5       9.3      (1.7)     9.7      13.7      8.5     (2.5)     9.7      13.6      8.5    (2.5)
RATIOS/
  SUPPLEMENTAL DATA
Ratio of Operating
  Expenses to
  Average Net
  Assets (%) (d)        0.93(b)   0.96      1.18      1.19     1.68(b)   1.71     1.93     1.94     1.68(b)   1.71     1.93    1.94
Ratio of Net
  Investment
  Income to
  Average Net
  Assets (%)            8.75(b)   8.23      7.36      8.33     8.00(b)   7.48     6.61     7.58     8.00(b)   7.48     6.61    7.58
Portfolio Turnover
  Rate (%)                22        52        37        33       22        52       37       33       22        52       37      33
Net Assets, End of
  the Period (000)   $36,939   $90,729  $144,706  $127,306  $38,767   $93,408 $146,083 $134,049  $12,252   $31,746  $56,515 $45,457
------------------------------------------------------------------------------------------------------------------------------------
(a) Commencement of operations.
(b) Computed on an annualized basis.
(c) A sales charge for Class A shares and a contingent deferred sales charge for Class B and C shares is not reflected in total return calculations. Periods less than one year are not computed on an annualized basis.
(d) The ratio of operating expenses to average net assets without giving effect to an expense limitation would have been (%):
                        1.58(b)   1.31        --        --     2.33(b)   2.06       --       --     2.33(b)   2.06       --       --

  [GRAPHIC OMITTED]
        FUND PERFORMANCE
        NEW ENGLAND LIMITED TERM U.S. GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             CLASS A

                                                                                    YEAR ENDED DECEMBER 31,
                                                              1994            1995           1996           1997           1998
Net Asset Value, Beginning of Year                          $  12.49        $  11.49       $  12.10       $  11.55       $  11.64
                                                            --------        --------       --------       --------       --------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                           0.82            0.86           0.81           0.72           0.67
Net Realized and Unrealized Gain (Loss) on Investments         (1.10)           0.59          (0.54)          0.09           0.06
                                                            --------        --------       --------       --------       --------
Total From Investment Operations                               (0.28)           1.45           0.27           0.81           0.73
                                                            --------        --------       --------       --------       --------

LESS DISTRIBUTIONS
Distributions From Net Investment Income                       (0.72)          (0.84)         (0.82)         (0.72)         (0.67)
Distributions in Excess of Net Investment Income                0.00            0.00           0.00           0.00           0.00
                                                            --------        --------       --------       --------       --------
Total Distributions                                            (0.72)          (0.84)         (0.82)         (0.72)         (0.67)
                                                            --------        --------       --------       --------       --------

Net Asset Value, End of Year                                $  11.49        $  12.10       $  11.55       $  11.64       $  11.70
                                                            ========        ========       ========       ========       ========

TOTAL RETURN (%)(a)                                             (2.3)           13.0            2.4            7.3            6.5

RATIOS/  SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets (%)           1.18            1.22           1.25           1.28           1.31
Ratio of Net Investment Income to Average Net Assets (%)        6.80            7.18           7.13           6.40           5.81
Portfolio Turnover Rate (%)                                      244             247            327            533          1,376
Net Assets, End of Year (000)                               $412,399        $361,520       $276,178       $222,185       $194,032

                                                                                            CLASS B

                                                                                  YEAR ENDED DECEMBER 31,
                                                               1994           1995           1996           1997            1998
Net Asset Value, Beginning of Year                          $  12.49        $  11.48       $  12.09       $  11.54       $  11.62
                                                            --------        --------       --------       --------       --------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                           0.71            0.76           0.73           0.65           0.60
Net Realized and Unrealized Gain (Loss) on Investments         (1.08)           0.61          (0.54)          0.08           0.07
                                                            --------        --------       --------       --------       --------
Total From Investment Operations                               (0.37)           1.37           0.19           0.73           0.67
                                                            --------        --------       --------       --------       --------

LESS DISTRIBUTIONS
Distributions From Net Investment Income                       (0.64)          (0.76)         (0.74)         (0.65)         (0.60)
Distributions in Excess of Net Investment Income                0.00            0.00           0.00           0.00           0.00
                                                            --------        --------       --------       --------       --------
Total Distributions                                            (0.64)          (0.76)         (0.74)         (0.65)         (0.60)
                                                            --------        --------       --------       --------       --------

Net Asset Value, End of Year                                $  11.48           12.09       $  11.54       $  11.62       $  11.69
                                                            ========        ========       ========       ========       ========

TOTAL RETURN (%)(a)                                             (2.9)           12.3            1.7            6.5            5.9

RATIOS/  SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets (%)           1.83            1.87           1.90           1.93           1.96
Ratio of Net Investment Income to Average Net Assets (%)        6.15            6.53           6.48           5.75           5.16
Portfolio Turnover Rate (%)                                      244             247            327            533          1,376
Net Assets, End of Year (000)                                 11,891        $ 18,056       $ 18,503       $ 16,060       $ 18,116

                                                                                     CLASS C

                                                                            YEAR ENDED DECEMBER 31,
                                                             1995             1996           1997          1998
Net Asset Value, Beginning of Year                          $11.48          $ 12.10        $ 11.54        $ 11.63
                                                            ------          -------        -------        -------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                         0.64             0.75           0.65           0.60
Net Realized and Unrealized Gain (Loss) on Investments        0.64            (0.57)          0.09           0.07
                                                            ------          -------        -------        -------
Total From Investment Operations                              1.28             0.18           0.74           0.67
                                                            ------          -------        -------        -------

LESS DISTRIBUTIONS
Distributions From Net Investment Income                     (0.65)           (0.74)         (0.65)         (0.60)
Distributions in Excess of Net Investment Income             (0.01)            0.00           0.00           0.00
                                                            ------          -------        -------        -------
Total Distributions                                          (0.66)           (0.74)         (0.65)         (0.60)
                                                            ------          -------        -------        -------

Net Asset Value, End of Year                                $12.10          $ 11.54        $ 11.63        $ 11.70
                                                            ======          =======        =======        =======

TOTAL RETURN (%)(a)                                           11.4              1.6            6.6            5.9

RATIOS/  SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets (%)         1.87             1.90           1.93           1.96
Ratio of Net Investment Income to Average Net Assets (%)      6.53             6.48           5.75           5.16
Portfolio Turnover Rate (%)                                    247              327            533          1,376
Net Assets, End of Year (000)                               $5,936          $14,903        $15,699        $13,962
------------------------------------------------------------------------------------------------------------------------------------

(a) A sales charge for Class A shares and contingent deferred sales charges for Class B and C shares is not reflected in total return calculations.

  [GRAPHIC OMITTED]
        FUND PERFORMANCE
        NEW ENGLAND GOVERNMENT SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                CLASS A                                                CLASS B

                                           YEAR ENDED DECEMBER 31,                               YEAR ENDED DECEMBER 31,
                           1994        1995        1996        1997        1998         1994     1995     1996     1997     1998
Net Asset Value,
  Beginning of the
  Year                   $  11.75    $  10.43    $  11.73    $  11.08    $  11.56      $11.75   $10.43   $11.74   $11.08   $11.56
                         --------    --------    --------    --------    --------      ------   ------   ------   ------   ------

INCOME FROM
  INVESTMENT
  OPERATIONS
Net Investment
  Income                     0.69        0.74        0.71        0.62        0.68        0.60     0.65     0.63     0.54     0.58
Net Realized and
  Unrealized Gain
  (Loss) on
  Investments               (1.32)       1.29       (0.64)       0.48        0.33       (1.32)    1.30    (0.65)    0.48     0.34
                         --------    --------    --------    --------    --------      ------   ------   ------   ------   ------
Total From
  Investment
  Operations                (0.63)       2.03        0.07        1.10        1.01       (0.72)    1.95    (0.02)    1.02     0.92
                         --------    --------    --------    --------    --------      ------   ------   ------   ------   ------

LESS DISTRIBUTIONS
Distributions From
  Net Investment
  Income                    (0.69)      (0.73)      (0.72)      (0.62)      (0.67)      (0.60)   (0.64)   (0.64)   (0.54)   (0.58)
                         --------    --------    --------    --------    --------      ------   ------   ------   ------   ------
Total Distributions         (0.69)      (0.73)      (0.72)      (0.62)      (0.67)      (0.60)   (0.64)   (0.64)   (0.54)   (0.58)
                         --------    --------    --------    --------    --------      ------   ------   ------   ------   ------

Net Asset Value, End
  of the Year            $  10.43    $  11.73    $  11.08    $  11.56    $  11.90      $10.43   $11.74   $11.08   $11.56   $11.90
                         ========    ========    ========    ========    ========      ======   ======   ======   ======   ======

TOTAL RETURN (%) (a)         (5.5)       20.0         0.8        10.3         9.0        (6.2)    19.2     (0.1)     9.5      8.2

RATIOS/SUPPLEMENTAL
  DATA
Ratio of Operating
  Expenses to
  Average Net Assets(%)      1.29        1.35        1.32        1.36        1.38        2.04     2.10     2.07     2.11     2.13
Ratio of Net
  Investment Income
  to Average Net
  Assets (%)                 6.66        6.69        6.45        5.63        5.80        5.91     5.94     5.70     4.88     5.05
Portfolio Turnover
  Rate (%)                    809         559         462         391         106         809      559      462      391      106
Net Assets, End of
  the Year (000)         $147,986    $147,503    $120,607    $103,583    $103,032      $2,760   $4,858   $5,385   $5,654   $9,657
--------------------------------------------------------------------------------------------

(a) A sales charge for Class A shares and a contingent deferred sales charge for Class B shares is not reflected in total return calculations.

  [GRAPHIC OMITTED]
        FUND PERFORMANCE
        NEW ENGLAND MUNICIPAL INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                  CLASS A                                                CLASS B

                                          YEAR ENDED DECEMBER 31,                                YEAR ENDED DECEMBER 31,
                           1994        1995        1996        1997        1998         1994     1995     1996     1997     1998
Net Asset Value,
  Beginning of the
  Year                   $   7.87    $   6.85    $   7.60    $   7.53    $   7.75      $ 7.86   $  6.85  $  7.60  $  7.53  $  7.75
                         --------    --------    --------    --------    --------      ------   -------  -------  -------  -------

INCOME FROM
  INVESTMENT
  OPERATIONS
Net Investment
  Income                     0.39        0.42        0.41        0.40        0.39        0.34      0.36     0.35     0.34     0.33
Net Realized and
  Unrealized Gain
  (Loss) on
  Investments               (1.01)       0.74       (0.07)       0.23        0.01       (1.01)     0.74    (0.07)    0.23     0.01
                         --------    --------    --------    --------    --------      ------   -------  -------  -------  -------
Total From
  Investment
  Operations                (0.62)       1.16        0.34        0.63        0.40       (0.67)     1.10     0.28     0.57     0.34
                         --------    --------    --------    --------    --------      ------   -------  -------  -------  -------

LESS DISTRIBUTIONS
Distributions From
  Net Investment
  Income                    (0.40)      (0.41)      (0.41)      (0.41)      (0.39)      (0.34)    (0.35)   (0.35)   (0.35)   (0.33)
                         --------    --------    --------    --------    --------      ------   -------  -------  -------  -------
Total Distributions         (0.40)      (0.41)      (0.41)      (0.41)      (0.39)      (0.34)    (0.35)   (0.35)   (0.35)   (0.33)
                         --------    --------    --------    --------    --------      ------   -------  -------  -------  -------

Net Asset Value, End
  of the Year            $   6.85    $   7.60    $   7.53    $   7.75    $   7.76      $ 6.85   $  7.60  $  7.53  $  7.75  $  7.76
                         ========    ========    ========    ========    ========      ======   =======  =======  =======  =======

TOTAL RETURN (%) (a)         (8.0)       17.2         4.6         8.6         5.3        (8.6)     16.3      3.9      7.8      4.5

RATIOS/SUPPLEMENTAL
  DATA
Ratio of Operating
  Expenses to
  Average Net Assets(%)      0.92        0.93        0.92        0.93        0.93        1.67      1.68     1.67     1.68     1.68
Ratio of Net
  Investment Income
  to Average Net
  Assets (%)                 5.44        5.52        5.46        5.19        5.03        4.69      4.77     4.71     4.44     4.28
Portfolio Turnover
Rate (%)                       88          93          24          14          26          88        93       24       14       26
Net Assets, End of
  the Year (000)         $184,202    $195,301    $180,983    $177,099    $172,643      $7,997   $12,069  $12,568  $13,356  $15,878
------------------------------------------------------------------------------------------------------------------------------------

(a) A sales charge for Class A shares and a contingent deferred sales charge for Class B shares is not reflected in total return calculations.

GLOSSARY OF TERMS

BID PRICE -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

BOTTOM-UP APPROACH -- The search for outstanding performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.

CAPITAL GAIN DISTRIBUTIONS -- Payments to a Fund's shareholders of profits earned from selling securities in a Fund's portfolio. Capital gain distributions are usually paid once a year.

CREDIT RATING -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as S&P or Moody's. Bonds with a credit rating of BBB or higher by S&P or Baa or higher by Moody's are generally considered investment grade.

DERIVATIVE -- A financial instrument whose value and performance are based upon the value and performance of another security or financial instrument.

DISCOUNTED PRICE -- The difference between a bond's current market price and its face or redemption value.

DIVERSIFICATION -- The strategy of investing in a wide range of companies or industries to reduce the risk if an individual company or sector suffers losses.

DIVIDEND YIELD -- The current or estimated annual dividend divided by the market price per share of a security.

DURATION -- A measure of how much a bond's price inversely fluctuates with changes in prevailing interest rates.

EARNINGS GROWTH -- A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

FUNDAMENTAL ANALYSIS -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysts consider past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, these analysts assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

GROWTH INVESTING -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

INCOME DISTRIBUTIONS -- Payments to a Fund's shareholders resulting from the net interest or dividend income earned by a Fund's portfolio.

INFLATION -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

INTEREST RATE -- Rate of interest charged for the use of money, usually expressed at an annual rate.

MARKET CAPITALIZATION -- The market price of a company's shares multiplied by the number of shares outstanding. Large capitalization companies generally have over $5 billion in market capitalization; medium cap companies between $1.5 billion and $5 billion; and small cap companies less than $1.5 billion. These capitalization figures may vary depending upon the index being used and/ or the guidelines used by the portfolio manager.

MATURITY -- The final date on which the payment of a debt instrument (e.g. bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

NET ASSET VALUE (NAV) -- The market value of one share of a Fund on any given day without a front-end sales charge or CDSC. It is determined by dividing a Fund's total net assets by the number of shares outstanding.

PRICE-TO-BOOK RATIO -- Current market price of a stock divided by its book value, or net asset value.

PRICE-TO-EARNINGS RATIO -- Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price-to-earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different securities. Some firms use the inverse ratio for this calculation (i.e. earnings-to-price ratio).

RETURN ON EQUITY -- The amount, expressed as a percentage, earned on a company's common stock investment for a given period. It is calculated by dividing net income for the period after preferred stock dividends but before common stock dividends by the common stock equity (net worth) average for the accounting period. This tells common shareholders how effectively their money is being employed.

TECHNICAL ANALYSIS -- The research into the demand and supply for securities, options, mutual funds and commodities based on trading volume and price studies. Technical analysis uses charts or computer programs to identify and project price trends in a market, security, mutual fund or futures contract.

TOP-DOWN APPROACH -- The method in which an investor first looks at trends in the general economy, selects attractive industries and then companies that should benefit from those trends.

TOTAL RETURN -- The change in value of an investment in a fund over a specific time period expressed as a percentage. Total returns assume all earnings are reinvested in additional shares of a Fund.

VALUE INVESTING -- A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

VOLATILITY -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

YIELD -- The rate at which a fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

YIELD-TO-MATURITY -- The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

[GRAPHIC OMITTED]

   IF YOU WOULD LIKE MORE INFORMATION ABOUT THE
FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE
                  UPON REQUEST:

     Annual and Semiannual Reports -- Provide additional information about each Fund's investments. Each report includes a discussion of
 the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

   Statement of Additional Information (SAI) --                              NEW ENGLAND FUNDS
   Provides more detailed information about the                                 BOND FUNDS
  Funds, has been filed with the Securities and
Exchange Commission and is incorporated into this                         New England Short Term
             Prospectus by reference.                                      Corporate Income Fund

    TO ORDER A FREE COPY OF A FUND'S ANNUAL OR                         New England Bond Income Fund
    SEMIANNUAL REPORT OR ITS SAI, CONTACT YOUR                         New England High Income Fund
    FINANCIAL REPRESENTATIVE, OR THE FUNDS AT:                       New England Strategic Income Fund
                                                                         New England Limited Term
              New England Funds, L.P.                                      U.S. Government Fund
                399 Boylston Street                               New England Government Securities Fund
            Boston, Massachusetts 02116                              New England Municipal Income Fund
              Telephone: 800-225-5478
           Internet: www.mutualfunds.com

Your financial representative or New England Funds will also be happy to answer your questions or to provide any additional information that you may
                     require.

 You can review the Funds' reports and SAI at the
   Public Reference Room of the Securities and
    Exchange Commission. Text-only copies are available free from the Commission's Web site at:
                   www.sec.gov.

 Copies of these publications are also available
    for a fee by writing or calling the Public
            Reference Room of the SEC,
            Washington, D.C. 20549-6009
              Telephone: 800-SEC-0330

 New England Funds, L.P., and other firms selling
  shares of New England Funds are members of the National Association of Securities Dealers, Inc.
 (NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program provides access to information about securities firms and their representatives.
Investors may obtain a copy by contacting the NASD
 at 800-289-9999 or by visiting their Web site at
                  www.NASDR.com.

                                                          (Investment Company Act File No. 811-4323)
                                                          (Investment Company Act File No. 811-242)

                                                                                                     XB51-0599

         [Logo] (R)
    NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)
--------------------------------------------------------------------------------

       New England
  BOND FUNDS

[graphic omitted]

  --------------------------------------
CLASS Y SHARES OF:

CORPORATE INCOME
  New England Short Term Corporate
    Income Fund
  New England Bond Income Fund
  New England High Income Fund
  New England Strategic Income Fund

GOVERNMENT INCOME
  New England Limited Term
    U.S. Government Fund
  New England Government Securities Fund
----------------------------------------

  The Securities and Exchange Commission has not approved any Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

  For general information on the Funds or any of their services and for assistance in opening an account, contact your financial representative or call New England Funds.

PROSPECTUS
May 3, 1999

                     WHAT'S INSIDE

                     GOALS, STRATEGIES & RISKS
[GRAPHIC OMITTED]    PAGE 1

                     FUND FEES & EXPENSES
[GRAPHIC OMITTED]    PAGE 13

                     MANAGEMENT TEAM
[GRAPHIC OMITTED]    PAGE 16

                     FUND SERVICES
[GRAPHIC OMITTED]    PAGE 18

                     FUND PERFORMANCE
[GRAPHIC OMITTED]    PAGE 25


New England Funds
399 Boylston Street, Boston, Massachusetts 02116
800-225-5478

TABLE OF CONTENTS


               ---------------------------------------------------------------
                GOALS, STRATEGIES & RISKS
               ---------------------------------------------------------------
               New England Short Term Corporate Income Fund ...............  1
               New England Bond Income Fund ...............................  3
               New England High Income Fund ...............................  5
               New England Strategic Income Fund ..........................  7
               New England Limited Term U.S. Government Fund ..............  9
               New England Government Securities Fund ..................... 11

               ---------------------------------------------------------------
                FUND FEES & EXPENSES
               ---------------------------------------------------------------
               Fund Fees & Expenses ....................................... 13

               ---------------------------------------------------------------
                MORE ABOUT RISK
               ---------------------------------------------------------------
               More About Risk ............................................ 15


               ---------------------------------------------------------------
                MANAGEMENT TEAM
               ---------------------------------------------------------------
               Meet the Funds' Investment Adviser and Subadvisers ......... 16
               Meet the Funds' Portfolio Managers ......................... 17


               ---------------------------------------------------------------
                FUND SERVICES
               ---------------------------------------------------------------
               It's Easy to Open an Account ............................... 18
               Buying Shares .............................................. 19
               Selling Shares ............................................. 20
               Selling Shares in Writing .................................. 21
               Exchanging Shares .......................................... 22
               How Fund Shares Are Priced ................................. 23
               Dividends and Distributions ................................ 24
               Tax Consequences ........................................... 24
               Compensation to Securities Dealers ......................... 24

               ---------------------------------------------------------------
                FUND PERFORMANCE
               ---------------------------------------------------------------
               New England Short Term Corporate Income Fund ............... 25
               New England Bond Income Fund ............................... 26
               New England High Income Fund ............................... 27
               New England Strategic Income Fund .......................... 28
               New England Limited Term U.S. Government Fund .............. 29
               New England Government Securities Fund ..................... 30
               Glossary of Terms .......................................... 31


               If you have questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."


               To learn more about the possible risks of investing in a Fund, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Funds may engage. Please read this section carefully before you invest.


               Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

                          FUND FOCUS                     DURATION
                   Stability  Income  Growth    Quality  Short  Int.  Long
                   -------------------------             -----------------
              High                              High       X
                   ---------  ------  ------             ------ ----  ----
              Mod.     X         X              Mod.
                   ---------  ------  ------             ------ ----  ----
              Low                        X      Low


GOALS, STRATEGIES & RISKS
NEW ENGLAND SHORT TERM
    CORPORATE INCOME FUND


ADVISER:           New England Funds Management, L.P. ("NEFM")
SUBADVISER:        Back Bay Advisors, L.P. ("Back Bay Advisors")
MANAGER:           J. Scott Nicholson and Richard G. Raczkowski
CATEGORY:          Corporate Income


INVESTMENT GOAL

The Fund seeks a high level of current income consistent with preservation of capital.

The Fund's investment goal may be changed without shareholder approval.

INVESTMENT STRATEGIES


Under normal market conditions, the Fund intends to invest in corporate bonds and will invest at least 10% of its assets in U.S. government and agency securities. The Fund may invest up to 25% of its assets in U.S. dollar-denominated foreign securities and up to 10% of its assets in securities denominated in foreign currencies. It may also invest up to 10% of its assets in lower-rated bonds (rated BB or lower by Standard & Poor's Ratings Group ("S&P") or Ba or lower by Moody's Investors Service, Inc. ("Moody's")). Back Bay Advisors follows a conservative total-return oriented investment approach in selecting securities for the Fund. It seeks corporate or U.S. government securities that give the Fund's portfolio the following characteristics, although these characteristics may change depending upon market conditions:


x average credit rating of "A" by S&P or Moody's x average maturity of 3 years or less

In selecting investments for the Fund, Back Bay Advisors employs the following strategies:

o Its research analysts work closely with the Fund's portfolio manager to develop an outlook on the economy from research produced by various Wall Street firms or specific forecasting services.

o Next, the analysts conduct a thorough review of individual securities to identify what they consider attractive values in the corporate marketplace. This value analysis uses quantitative tools such as internal and external computer systems and software.

o Back Bay Advisors continuously analyzes an issuer's creditworthiness to identify issuers that it believes will add a quality income investment to the Fund.

o Back Bay Advisors seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. The short-term nature of the Fund's investments creates the opportunity for greater price stability in addition to the conservative income-producing capabilities of higher quality fixed-income securities.

The Fund may:

o Invest in mortgage-related securities, collateralized mortgage obligations, asset-backed securities and zero-coupon bonds.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS

FIXED-INCOME SECURITIES: Subject to credit risk, interest rate risk and liquidity risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due and includes the risk of default. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Lower-quality fixed-income securities and zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.

FOREIGN SECURITIES: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro" currency.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES: Subject to prepayment risk. With prepayment, the Fund may reinvest the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a realized loss when there is a prepayment of securities that were purchased at a premium.

EVALUATING THE FUND'S PAST PERFORMANCE

The bar chart and table shown below give an indication of the risks of investing in New England Short Term Corporate Income Fund. The returns shown are those of the Fund's Class A and B shares which are not offered in this Prospectus. Class Y shares would have substantially similar annual returns because they would be invested in the same portfolio of securities as the Class A and B shares and would only differ to the extent that the classes do not have the same expenses. The Fund, formerly known as New England Adjustable Rate U.S. Government Fund, changed its name and investment policies on December 1, 1998. The Fund is still managed by the same subadviser and portfolio manager. The bar chart and table reflect results achieved under different investment policies prior to December 1, 1998. The Fund's past performance does not necessarily indicate how it will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each calendar year since the Fund's first full year of operations. The returns for Class B and C shares differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

                         [Total Return for Class A Shares]


                          1992                     4.9%
                          1993                     4.0%
                          1994                     0.8%
                          1995                     8.6%
                          1996                     5.8%
                          1997                     6.2%
                          1998                     4.0%

/\ Highest Quarterly Return: First Quarter 1995, up 3.4%
\/ Lowest Quarterly Return: Fourth Quarter 1994, down 0.1%

The table below shows the Fund's average annual total returns for the one-year, five-year and since-inception periods compared to those of the Lehman Adjustable Rate Mortgage (ARM) Index, an unmanaged index of adjustable rate mortgages of short to intermediate maturities and the Lehman Mutual Fund Short (1-5) Investment Grade Debt Index, an unmanaged index of corporate bonds with maturities between one and five years. They are also compared to the Lipper Adjustable Rate Mortgage (ARM) Average, the Lipper Short Term Investment Grade Average, the Morningstar Short Government Average and the Morningstar Short Term Bond Average, each an average of the total return of mutual funds with similar investment objectives as the Fund as calculated by Lipper, Inc. and Morningstar, Inc. The Fund changed investment policies and comparative indices on December 7, 1998. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charge you pay when you buy or redeem the Fund's shares. The Lehman percentages have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper and Morningstar percentages have been adjusted for these expenses but do not reflect any sales charges.

AVERAGE ANNUAL TOTAL RETURNS                                                      SINCE CLASS A   SINCE CLASS B   SINCE CLASS B
(FOR THE PERIODS ENDED DECEMBER 31, 1998)          PAST 1 YEAR     PAST 5 YEARS     INCEPTION       INCEPTION       INCEPTION
-------------------------------------------------------------------------------------------------------------------------------
NEW ENGLAND SHORT TERM CORPORATE INCOME FUND
(formerly New England Adjustable Rate
U.S. Government Fund):

    Class A (inception 10/18/91)                      0.9%            4.4%            4.5%

    Class B (inception 9/13/93)                      -1.6%            3.9%                             3.9%

    Class C (inception 12/7/98)                                                                                   -0.7%

    Lehman ARM Index                                  5.3%            6.1%            N/A              5.9%            N/A
    Lipper ARM Average                                4.0%            5.0%            4.8%             4.8%            N/A
    Morningstar Short Government Average              6.1%            5.2%            5.6%             5.0%            N/A
    Lehman MF Short (1-5) Investment Grade Index      7.6%            6.7%            7.3%             6.5%            N/A
    Lipper Short Term Average                         5.8%            5.4%            5.9%             5.3%            N/A
    Morningstar ST Bond Average                       6.3%            5.5%            6.1%             5.2%            N/A
-------------------------------------------------------------------------------------------------------------------------------
                 Each index is calculated from 10/31/91 for Class A shares and from 9/30/93 for Class B shares.
         For the expenses of Class Y shares, please see the Section entitled "Fund Fees and Expenses."

                          FUND FOCUS                     DURATION
                   Stability  Income  Growth    Quality  Short  Int.  Long
                   -------------------------             -----------------
              High               X              High             X
                   ---------  ------  ------             ------ ----  ----
              Mod.     X                        Mod.
                   ---------  ------  ------             ------ ----  ----
              Low                        X      Low

GOALS, STRATEGIES & RISKS
NEW ENGLAND BOND INCOME
    FUND


ADVISER:           New England Funds Management, L.P. ("NEFM")
SUBADVISER:        Back Bay Advisors, L.P. ("Back Bay Advisors")
MANAGER:           Catherine L. Bunting, Peter W. Palfrey and
                   Richard G. Raczkowski
CATEGORY:          Corporate Income                TICKER SYMBOL:  CLASS Y
                                                                   -------
                                                                    NERYX

INVESTMENT GOAL

The Fund seeks a high level of current income consistent with what the Fund considers reasonable risk. It invests primarily in corporate and U.S. government bonds.

INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest primarily in U.S. corporate and U.S. government bonds. It will adjust to changes in the relative strengths of the U.S. corporate or U.S. government bond markets by shifting the relative balance between the two. The Fund will invest at least 80% of its assets in investment-grade bonds (rated BBB or higher by Standard & Poor's Ratings Group ("S&P") and Baa or higher by Moody's Investors Service, Inc. ("Moody's")) and will generally maintain an average effective maturity of ten years or less. The Fund may also purchase lower-quality bonds (those rated below BBB by S&P and below Baa by Moody's).


Back Bay Advisors follows a conservative total-return oriented investment approach in selecting securities for the Fund. It takes into account economic and market conditions as well as issuer-specific data, such as:

x the relationship between cash flows and dividend obligations x the experience and perceived strength of management x price responsiveness of the security to interest rate changes x earnings prospects x debt as a percentage of assets x borrowing requirements and liquidation value

In selecting investments for the Fund, Back Bay Advisors employs the following strategies:

o Its research analysts work closely with the Fund's portfolio manager to develop an outlook for the economy from research produced by various Wall Street firms or specific forecasting services.

o Next, the analysts conduct a thorough review of individual securities to identify what they consider attractive values in the high quality bond market. This value analysis uses quantitative tools such as internal and external computer systems and software.

o Back Bay Advisors continuously analyzes an issuer's creditworthiness to identify issuers that it believes will add a quality income investment to the Fund. It may relax its emphasis on quality with respect to a given security if it believes that the issuer's economic outlook is solid. This may create an opportunity for higher yields.

o Back Bay Advisors seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. Fund holdings are diversified across industry groups such as utilities or telecommunications, which tend to move independently of the ebbs and flows in economic growth.

The Fund may:

o Invest in foreign securities, but only when Back Bay Advisors believes the risks are minimal compared to the risks of investing in U.S. securities.

o Invest in zero-coupon bonds.


o Invest substantially all of its assets in U.S. government securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its goal.



o Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower your return.


A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS

FIXED-INCOME SECURITIES: Subject to credit risk, interest rate risk and liquidity risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due and includes the risk of default. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Lower-quality fixed-income securities and zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.

FOREIGN SECURITIES: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro" currency.

EVALUATING THE FUND'S PAST PERFORMANCE

The bar chart and table shown below give an indication of the risks of investing in New England Bond Income Fund. The Fund's past performance does not necessarily indicate how it will perform in the future.

The bar chart shows the Fund's total returns for Class Y shares for each calendar year since it first offered class Y shares. The returns for Class A, B and C shares are generally lower than the Class Y returns shown in the bar chart because of the sales charges and higher expenses of those classes.

                         [Total Return for Class Y Shares]


                         1995                     21.0%
                         1996                      4.6%
                         1997                     11.4%
                         1998                      8.2%

/\ Highest Quarterly Return: Second Quarter 1995, up 7.5%
\/ Lowest Quarterly Return: First Quarter 1996, down 2.1%

The table below shows the Fund's average annual total returns for the one-year, and since-inception periods compared to those of the Lehman Aggregate Bond Index, an unmanaged index of investment-grade bonds with one- to ten-year maturities issued by the U.S. government and U.S. corporations. The returns are also compared to the Lipper Intermediate Investment Grade Debt Average ("Lipper Int. Invest. Grade Debt Avg.") and the Morningstar Intermediate Bond Average ("Morningstar Int. Bond Avg."), each an average of the total return of mutual funds with similar investment objectives as the Fund as calculated by Lipper, Inc. Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect the expenses of the Fund's Class Y shares. The Lehman Aggregate Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments. The Lipper Int. Invest. Grade Debt Avg. and Morningstar Int. Bond Avg. returns have been adjusted for these expenses.


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                  PAST                  SINCE
(for the periods ended December 31, 1998)    1 YEAR               INCEPTION


New England Bond Income Fund: Class Y
  (inception 12/31/94)                        8.2%                    11.1%
    Lehman Aggregate Bond Index               8.7%                     8.9%
    Lipper Int. Invest. Grade Debt Avg.       7.2%                     8.9%
    Morningstar Int. Bond Avg.                7.4%                     9.0%
--------------------------------------------------------------------------------
      For actual past expenses of Class Y shares, see the section entitled
                            "Fund Fees & Expenses."

                          FUND FOCUS                     DURATION
                   Stability  Income  Growth    Quality  Short  Int.  Long
                   -------------------------             -----------------
              High               X              High
                   ---------  ------  ------             ------ ----  ----
              Mod.                      X       Mod.
                   ---------  ------  ------             ------ ----  ----
              Low      X                        Low               X

GOALS, STRATEGIES & RISKS
NEW ENGLAND HIGH INCOME
    FUND

ADVISER:           New England Funds Management, L.P. ("NEFM")
SUBADVISER:        Loomis, Sayles & Company, L.P. ("Loomis Sayles")
MANAGER:           Gary L. Goodenough
CATEGORY:          Corporate Income

INVESTMENT GOAL

The Fund seeks high current income plus the opportunity for capital appreciation to produce a high total return.

The Fund's investment goal may be changed without shareholder approval.

INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 65% of its assets in lower-quality fixed-income securities, commonly known as "junk bonds." Junk bonds are generally rated below BBB by Standard & Poor's Ratings Group ("S&P") and below Baa by Moody's Investors Service, Inc. ("Moody's"). The Fund will normally invest at least 80% of its assets in U.S. corporate or U.S. dollar-denominated foreign fixed-income securities. The Fund may also invest up to 20% of its assets in foreign currency-denominated fixed-income securities, including those in emerging markets.

Loomis Sayles performs its own extensive credit analyses to determine the creditworthiness and potential for capital appreciation of a security. The Fund's management minimizes market timing or interest rate forecasting. Instead, it uses a strategy based on gaining a thorough understanding of industry and company dynamics as well as individual security characteristics such as:

x issuer debt and debt maturity schedules x earnings prospects x responsiveness to changes in interest rates x experience and perceived strength of management x borrowing requirements and liquidation value x market price in relation to cash flow, interest and dividends

In selecting investments for the Fund, Loomis Sayles employs the following strategies:

o It utilizes the skills of its in-house team of more than 40 research analysts to cover a broad universe of industries, companies and markets. The Fund's portfolio manager takes advantage of these extensive resources to identify securities that meet the Fund's investment criteria.

o Loomis Sayles employs a selection strategy that focuses on a value-driven, bottom-up approach to identify securities that provide an opportunity for both generous yields and capital appreciation. Loomis Sayles analyzes an individual company's potential for positive financial news to determine if it has growth potential. Examples of positive financial news include an upward turn in the business cycle, improvement in cash flows, rising profits or the awarding of new contracts.

o Loomis Sayles emphasizes in-depth credit analysis, appreciation potential and diversification in its bond selection. Each bond is evaluated to assess the ability of its issuer to pay interest and, ultimately, principal (which helps the Fund generate an ongoing flow of income). Loomis Sayles also assesses a bond's relation to market conditions within its industry and favors bonds whose prices may benefit from positive business developments.

o Loomis Sayles seeks to diversify the Fund's holdings to reduce the inherent risk in lower-quality fixed-income securities. The Fund's portfolio will generally include 45 to 50 holdings across many industries.

The Fund may:

o Invest in zero-coupon or pay-in-kind securities.


o Engage in active and frequent trading of its securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower your return.

o Purchase higher quality debt securities (such as U.S. government securities and obligations of U.S. banks with at least $2 billion of deposits) for temporary defensive purposes in response to adverse market, economic or political conditions, such as a rising trend in interest rates. These investments may prevent the Fund from achieving its goal.


A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS

FIXED-INCOME SECURITIES: Subject to credit risk, interest rate risk and liquidity risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due and includes the risk of default. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Lower-quality fixed-income securities and zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.

FOREIGN SECURITIES: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro" currency. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

 EVALUATING THE FUND'S PAST PERFORMANCE

The bar chart and table shown below give an indication of the risks of investing in New England High Income Fund. The returns shown are those of the Fund's Class A, B and C shares which are not offered in this Prospectus. Class Y shares would have substantially similar annual returns because they would be invested in the same portfolio of securities as the Class A, B and C shares and would only differ to the extent that the classes do not have the same expenses. The Fund's past performance does not necessarily indicate how it will perform in the future. The Fund's current subadviser assumed that function on July 1, 1996. This chart and table reflect results achieved by the previous subadviser using different investment principles for periods prior to July 1, 1996.


The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years. The returns for Class B and C shares differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

[Graphic Omitted]

[Total Return for Class A Shares]

1989                     3.3%
1990                   -13.1%
1991                    36.3%
1992                    15.8%
1993                    16.5%
1994                    -3.3%
1995                    11.8%
1996                    14.9%
1997                    15.4%
1998                    -1.8%

/\ Highest Quarterly Return: First Quarter 1991, up 11.6%
\/ Lowest Quarterly Return: Fourth Quarter 1990, down 9.0%

The table below shows the Fund's average annual total returns for the one-year, five-year and ten-year periods (or since the class' inception if shorter) compared to those of the Lehman High Yield Composite Index, a market-weighted unmanged index of fixed-rate, noninvestment grade debt. They are also compared to the Lipper High Current Yield and Morningstar High Yield Bond Averages, each an average of the total return of mutual funds with similar investment objectives as the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charge that you may pay when you buy or redeem the Fund's shares. The Lehman High Yield Composite Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper High Current Yield Average and Morningstar High Yield Bond Average returns have been adjusted for these expenses but do not reflect any sales charges.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                   PAST        PAST         PAST
(for the periods ended December 31, 1998)     1 YEAR     5 YEARS      10 YEARS
New England High Income Fund: Class A
  (inception 2/22/84)                         -6.2%        6.3%          8.3%
    Lehman High Yield Composite Index          1.8%        8.7%         10.6%
    Lipper High Current Yield Average         -2.0%        6.7%          8.8%
    Morningstar High Yield Bond Average       -0.7%        7.3%          9.3%

New England High Income Fund: Class B
  (inception 9/20/93)                         -7.0%        6.0%          6.7%*
    Lehman High Yield Composite Index
      (calculated from 9/30/93)                1.8%        8.7%          9.1%*
    Lipper High Current Yield Average
      (calculated from 9/30/93)               -2.0%        6.7%          7.3%*
    Morningstar High Yield Bond Average
      (calculated from 9/30/93)               -0.7%        7.3%          8.1%*

New England High Income Fund: Class C
  (inception 3/2/98)                          -5.0%*
    Lehman High Yield Composite Index         -0.5%*
    Lipper High Current Yield Average         -3.4%*
    Morningstar High Yield Bond Average       -3.3%*
--------------------------------------------------------------------------------
*Since inception


          For the expenses of Class Y shares, see the section entitled
                            "Fund Fees & Expenses."

                          FUND FOCUS                     DURATION
                   Stability  Income  Growth    Quality  Short  Int.  Long
                   -------------------------             -----------------
              High               X              High
                   ---------  ------  ------             ------ ----  ----
              Mod.     X                 X      Mod.                    X
                   ---------  ------  ------             ------ ----  ----
              Low                               Low

GOALS, STRATEGIES & RISKS
NEW ENGLAND STRATEGIC
    INCOME FUND

ADVISER:           New England Funds Management, L.P. ("NEFM")
SUBADVISER:        Loomis, Sayles & Company, L.P. ("Loomis Sayles")
MANAGERS:          Daniel J. Fuss and Kathleen C. Gaffney
CATEGORY:          Corporate Income

INVESTMENT GOAL

The Fund seeks high current income with a secondary objective of capital growth.

The Fund's investment goal may be changed without shareholder approval.

INVESTMENT STRATEGIES


Under normal market conditions, the Fund will invest substantially all of its assets in debt instruments (including lower-quality securities) with a focus on U.S. corporate bonds. However, it may invest up to 100% of its assets in U.S. government securities or in foreign debt instruments, including those in emerging markets. The Fund may invest up to 35% of its assets in preferred stocks and dividend-paying common stocks. The portfolio managers shift the Fund's assets among various bond segments based upon changing market conditions.


Loomis Sayles performs its own extensive credit analyses to determine the creditworthiness and potential for capital appreciation of a security. The Fund's management refrains from market timing or interest rate forecasting. Instead, it uses a flexible approach to identify securities in the global marketplace with the following characteristics, although not all of the securities selected will have these attributes:


x discounted share price compared to economic value x undervalued credit ratings with strong or improving credit profiles x longer duration


In selecting investments for the Fund, Loomis Sayles will generally employ the following strategies:

o It utilizes the skills of its in-house team of more than 40 research analysts to cover a broad universe of industries, companies and markets. The Fund's portfolio managers take advantage of these extensive resources to identify securities that meet the Fund's investment criteria.


o Loomis Sayles seeks to buy bonds at a discount -- bonds that offer a positive yield advantage over the market and in its view, have room to go up in price. It may also invest to take advantage of what the portfolio managers believe are temporary disparities in the yield of different segments of the market for U.S. government securities.

o Loomis Sayles provides the portfolio managers with maximum flexibility to find investment opportunities in a wide range of markets, both domestic and foreign. This flexible approach offers investors one-stop access to a wide array of investment opportunities. The three key sectors that the portfolio managers focus upon are U.S. corporate issues, U.S. government securities and foreign bonds.


o The Fund's portfolio managers maintain a core of the Fund's investments in corporate bond issues and shift its assets among other bond segments as opportunities develop. The Fund maintains a high level of diversification as a form of risk management.

The Fund may:

o Invest in mortgage-backed securities, zero-coupon or pay-in-kind bonds, and stripped securities.


o Invest substantially in U.S. government securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its goal.


A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS

FIXED-INCOME SECURITIES: Subject to credit risk, interest rate risk and liquidity risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due and includes the risk of default. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Lower-quality fixed-income securities and zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.

EQUITY SECURITIES: Subject to market risks. This means that you may lose money on your investment due to unpredictable drops in value or periods of below-average performance in a given stock or in the stock market as a whole.

FOREIGN SECURITIES: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro" currency. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

MORTGAGE-RELATED SECURITIES: Subject to prepayment risk. With prepayment, the Fund may reinvest the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a realized loss when there is a prepayment of securities that were purchased at a premium. Stripped securities are more sensitive to changes in the prevailing interest rates and the rate of principal payments on the underlying assets than regular mortgage-backed securities.

EVALUATING THE FUND'S PAST PERFORMANCE

The bar chart and table shown below give an indication of the risks of investing in New England Strategic Income Fund. The returns shown are those of the Fund's Class A, B and C shares which are not offered in this Prospectus. Class Y shares would have substantially similar annual returns because they would be invested in the same portfolio of securities as the Class A, B and C shares and would only differ to the extent that the classes do not have the same expenses. The Fund's past performance does not necessarily indicate how it will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each calendar year since its first full year of operations. The returns for Class B and C shares differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

                         [Total Return for Class A Shares]

                         1996                     14.5%
                         1997                      9.3%
                         1998                     -1.7%

/\ Highest Quarterly Return: Fourth Quarter 1998, up 7.3%
\/ Lowest Quarterly Return: Third Quarter 1998, down 10.6%

The table below shows the Fund's average annual total returns for the one-year and since-inception periods compared to those of the Lehman Aggregate Bond Index, a market-weighted aggregate index that includes nearly all debt issued by the U.S. Treasury, U.S. government agencies and U.S. corporations rated investment grade, and U.S. agency debt backed by mortgage pools. They are also compared to the Lipper Multi-Sector Income Average and Morningstar Multi-Bond Average, each an average of the total return of mutual funds with similar investment objectives as the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charges that you may pay when you buy or redeem the Fund's shares. The Lehman Aggregate Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper Multi-Sector Income Average and Morningstar Multi-Bond Average returns have been adjusted for these expenses but do not reflect any sales charges.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                           PAST           SINCE
(for the periods ended December 31, 1998)             1 YEAR        INCEPTION

New England Strategic Income Fund: Class A
  (inception 5/1/95)                                  -6.1%             7.3%
    Lehman Aggregate Bond Index                        8.7%             9.0%
    Lipper Multi-Sector Income Average                 1.3%             8.5%
    Morningstar Multi-Bond Average                     1.2%             8.4%

New England Strategic Income Fund: Class B
  (inception 5/1/95)                                  -6.7%             7.3%
    Lehman Aggregate Bond Index                        8.7%             9.0%
    Lipper Multi-Sector Income Average                 1.3%             8.5%
    Morningstar Multi-Bond Average                     1.2%             8.4%

New England Strategic Income Fund: Class C
  (inception 5/1/95)                                  -3.3%             7.8%
    Lehman Aggregate Bond Index                        8.7%             9.0%
    Lipper Multi-Sector Income Average                 1.3%             8.5%
    Morningstar Multi-Bond Average                     1.2%             8.4%
--------------------------------------------------------------------------------

          For the expenses of Class Y shares, see the section entitled
                            "Fund Fees & Expenses."

                          FUND FOCUS                     DURATION
                   Stability  Income  Growth    Quality  Short  Int.  Long
                   -------------------------             -----------------
              High     X         X              High             X
                   ---------  ------  ------             ------ ----  ----
              Mod.                              Mod.
                   ---------  ------  ------             ------ ----  ----
              Low                        X      Low

GOALS, STRATEGIES & RISKS
NEW ENGLAND LIMITED TERM
    U.S. GOVERNMENT FUND


ADVISER:           New England Funds Management, L.P. ("NEFM")
SUBADVISER:        Back Bay Advisors, L.P. ("Back Bay Advisors")
MANAGERS:          Scott A. Millimet
CATEGORY:          Government Income                     TICKER SYMBOL:  CLASS Y
                                                                         -------
                                                                          NELYX


INVESTMENT GOAL

The Fund seeks a high current return consistent with preservation of capital.

The Fund's investment goal may be changed without shareholder approval.

INVESTMENT STRATEGIES


Under normal market conditions, the Fund will invest primarily in U.S. government securities, including U.S. Treasury bills, notes and bonds, pass through mortgage securities issued or guaranteed by U.S. government agencies and zero-coupon bonds.


Back Bay Advisors follows a conservative total-return oriented investment approach in selecting securities for the Fund. It seeks securities that give the Fund's portfolio the following characteristics, although these characteristics may change depending upon market conditions:

x average credit rating of "AAA" by Standard & Poor's Ratings Group ("S&P") or
  "Aaa" by Moody's Investors Service, Inc., ("Moody's") x duration range of 2 to 4 years

In selecting investments for the Fund, Back Bay Advisors employs the following strategies:

o Its research analysts work closely with the Fund's portfolio managers to develop an outlook on the economy from research produced by various Wall Street firms and specific forecasting services or from economic data released by the U.S. and foreign governments as well as the Federal Reserve Bank.


o Next, the analysts conduct a thorough review of individual securities to identify what they consider attractive values in the U.S. government security marketplace. This value analysis uses quantitative tools such as internal and external computer systems and software.


o Back Bay Advisors continuously analyzes an issuer's creditworthiness to identify those issuers that it believes will add a quality income investment to the Fund.


o It seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. It emphasizes securities that tend to perform particularly well in response to interest rate changes, such as U.S. Treasury securities in a declining interest rate environment and mortgage-backed or U.S. government agency securities in a steady or rising interest rate environment.


o Back Bay Advisors seeks to increase the opportunity for higher yields while maintaining the greater price stability that intermediate-term bonds have compared to bonds with longer maturities.

The Fund may:

o Invest in asset-backed securities rated AAA by S&P or Aaa by Moody's.


o Engage in active and frequent trading of its securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower your return.


A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS

FIXED-INCOME SECURITIES: Subject to credit risk, interest rate risk and liquidity risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.

MORTGAGE- AND ASSET-BACKED SECURITIES: Subject to prepayment risk. With prepayment, the Fund may reinvest the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a realized loss when there is a prepayment of securities that were purchased at a premium.

EVALUATING THE FUND'S PAST PERFORMANCE

The bar chart and table shown below give an indication of the risks of investing in New England Limited Term U.S. Government Fund. The Fund's past performance does not necessarily indicate how it will perform in the future.

The bar chart shows the Fund's total returns for Class Y shares for each calendar year since it first offered Class Y shares. The returns for the Class A, B and C shares are generally lower than the Class Y returns shown in the bar chart because of the sales charges and higher expenses of those classes.

                         [Total Return for Class Y Shares]


                         1995                     13.3%
                         1996                      2.8%
                         1997                      7.5%
                         1998                      6.9%

/\ Highest Quarterly Return: Third Quarter 1998, up 4.8%
\/ Lowest Quarterly Return: First Quarter 1996, down 1.1%


The table below shows the Fund's average annual total returns for the one-year and since-inception periods compared to those of the Lehman Intermediate Government Bond Index ("Lehman Int. Gov't Bond Index"), an unmanaged index of bonds issued by the U.S. Government and its agencies having maturities between one and ten years. The returns are also compared to the Lipper Short Intermediate U.S. Government Average ("Lipper Short Int. U.S. Gov't Average") and the Morningstar Short Government Average, each an average of the total return of mutual funds with similar investment objectives as the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect the expenses of the Fund's
Class Y shares. The Lehman Int. Gov't Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments. The Lipper Short Int. U.S. Gov't Average and the Morningstar Short Government Average returns have been adjusted for these expenses.

-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                            PAST            SINCE
(for the periods ended December 31, 1998)              1 YEAR         INCEPTION


New England Limited Term U.S. Government Fund:
  Class Y (inception 3/31/94)                           6.9%              6.3%
    Lehman Int. Gov't Bond Index                        8.5%              7.2%
    Lipper Short Int. U.S. Gov't Average                6.6%              6.1%
    Morningstar Short Government Average                6.1%              5.7%
-------------------------------------------------------------------------------

      For actual past expenses of Class Y shares, see the section entitled
                            "Fund Fees & Expenses."

                          FUND FOCUS                     DURATION
                   Stability  Income  Growth    Quality  Short  Int.  Long
                   -------------------------             -----------------
              High               X              High                   X
                   ---------  ------  ------             ------ ----  ----
              Mod.     X                        Mod.
                   ---------  ------  ------             ------ ----  ----
              Low                        X      Low

GOALS, STRATEGIES & RISKS
NEW ENGLAND GOVERNMENT
    SECURITIES FUND


ADVISER:           New England Funds Management, L.P. ("NEFM")
SUBADVISER:        Back Bay Advisors, L.P. ("Back Bay Advisors")
MANAGERS:          Scott A. Millimet
CATEGORY:          Government Income                     TICKER SYMBOL:  CLASS Y
                                                                         -------
                                                                          NEUYX


INVESTMENT GOAL


The Fund seeks a high level of current income consistent with safety of principal by investing in U.S. government securities.


INVESTMENT STRATEGIES


Under normal market conditions, the Fund will invest its assets in U.S. government securities, including U.S. Treasury bills, notes and bonds, and mortgage-backed securities issued or guaranteed by U.S. government agencies.


Back Bay Advisors follows a conservative total-return oriented investment approach in selecting securities for the Fund. It seeks securities that give the Fund's portfolio the following characteristics, although these characteristics may change depending on market conditions:

x average credit quality of "AAA" by Standard & Poor's Ratings Group or "Aaa"
  by Moody's Investors Service, Inc.
x average maturity of 10 years or more

In selecting investments for the Fund's portfolio, Back Bay Advisors employs the following strategies:

o Its research analysts work closely with the Fund's portfolio managers to develop an outlook on the economy from research produced by various Wall Street firms and specific forecasting services or from economic data released by the U.S. and foreign governments as well as the Federal Reserve Bank.


o Next, the analysts conduct a thorough review of individual securities to identify what they consider attractive values in the U.S. government security marketplace. This value analysis uses quantitative tools such as internal and external computer systems and software.

o Back Bay Advisors seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. They will emphasize securities that tend to perform particularly well in response to interest rate changes, such as U.S. Treasury securities in a declining interest rate environment and mortgage-backed or U.S. government agency securities in a steady or rising interest rate environment.


o Back Bay Advisors seeks to maximize the opportunity for high yields while taking into account the price volatility inherent in bonds with longer maturities.

The Fund may:

o Invest in zero-coupon bonds.

o Invest in mortgage-related securities, including collateralized mortgage obligations and stripped securities.


o Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower your return.


A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS

FIXED-INCOME SECURITIES: Subject to credit risk, interest rate risk and liquidity risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.

MORTGAGE-RELATED SECURITIES: Subject to prepayment risk. With prepayment, the Fund may reinvest the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a realized loss when there is a prepayment of securities that were purchased at a premium.

EVALUATING THE FUND'S PAST PERFORMANCE

The bar chart and table shown below give an indication of the risks of investing in New England Government Securities Fund. The Fund's past performance does not necessarily indicate how it will perform in the future.

The bar chart shows the Fund's total returns for Class Y shares for each calendar year since it first offered Class Y shares. The returns for the Class A and B shares are generally lower than the Class Y returns shown in the bar chart, because of the sales charges and higher expenses of those classes.

                         [Total Return for Class Y Shares]


                         1995                     30.3%
                         1996                      1.1%
                         1997                     10.5%
                         1998                      9.3%

/\ Highest Quarterly Return: Second Quarter 1995, up 7.4%
\/ Lowest Quarterly Return: First Quarter 1996, down 3.1%

The table below shows the Fund's average annual total returns for the one-year and since-inception periods compared to those of the Lehman Government Bond Index ("Lehman Gov't Bond Index"), an unmanaged index of bonds that are issued by the U.S. government and its agencies and have maturities between one and ten years. The returns are also compared to the Lipper General Government Average ("Lipper General Govt. Average") and Morningstar Long Government Average, each an average of the total return of mutual funds with similar investment objectives as the Fund as calculated by Lipper Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect the expenses of the Fund's Class Y shares. The Lehman Gov't Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments. The Lipper General Gov't Average and the Morningstar Long Government Average have been adjusted for these expenses.


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                          PAST              SINCE
(for the periods ended December 31, 1998)            1 YEAR           INCEPTION


New England Government Securities Fund: Class Y
  (inception 3/31/94)                                 9.3%               7.9%
    Lehman Gov't Bond Index                           9.9%               8.3%
    Lipper General Gov't Average                      8.1%               7.3%
    Morningstar Long Government Average              11.4%               9.5%
--------------------------------------------------------------------------------


      For actual past expenses of Class Y shares, see the section entitled
                            "Fund Fees & Expenses."

FUND FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of each Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

                                                            ALL FUNDS
                                                             CLASS Y

Maximum sales charge (load) imposed on purchases              None

Maximum deferred sales charge (load)                          None

Redemption fees                                               None*

* Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.

 ANNUAL FUND OPERATING EXPENSES


(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

                                                SHORT TERM CORPORATE
                                                      INCOME FUND*                 BOND INCOME FUND            HIGH INCOME FUND*
                                                        CLASS Y                        CLASS Y                     CLASS Y
Management fees                                          0.55%                          0.42%                       0.70%
Distribution and/or service (12b-1) fees                 0.00%                          0.00%                       0.00%
Other expenses                                           0.25%                          0.34%                       0.37%
Total annual fund operating expenses                     0.80%                          0.76%                       1.07%
Fee waiver and/or expense reimbursement                  0.35%**                        0.00%                       0.00%
Net expenses                                             0.45%                          0.76%                       1.07%

                                                                                   LIMITED TERM U.S.             GOVERNMENT
                                                 STRATEGIC INCOME FUND              GOVERNMENT FUND            SERURITIES FUND
                                                        CLASS Y                        CLASS Y                     CLASS Y
Management fees                                          0.63%                          0.65%                       0.65%
Distribution and/or service (12b-1) fees                 0.00%                          0.00%                       0.00%
Other expenses                                           0.31%                          0.31%                       0.48%
Total annual fund operating expenses                     0.94%                          0.96%                       1.13%
Fee waiver and/or expense reimbursement                  0.00%                          0.00%                       0.00%
Net expenses                                             0.94%                          0.96%                       1.13%

 * Short Term Corporate Income Fund and High Income Fund currently do not offer Class Y shares.

** NEFM has given a binding undertaking to Short Term Corporate Income Fund to limit the amount of the Fund's total fund operating expenses to 0.45% of its average daily net assets for Class Y shares. This undertaking will be in effect for the life of this Prospectus.


 EXAMPLE

This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The example assumes that :

o You invest $10,000 in the Fund for the time periods indicated;

o Your investment has a 5% return each year; and

o The Fund's operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                                         SHORT TERM CORPORATE
                                              INCOME FUND                    BOND INCOME FUND               HIGH INCOME FUND
                                                CLASS Y                           CLASS Y                        CLASS Y
1 year                                           $ 46                              $ 78                           $  109
3 years                                          $144                              $243                           $  340
5 years                                          $252                              $422                           $  590
10 years                                         $567                              $942                           $1,306

                                                                               LIMITED TERM                   GOVERNMENT
                                         STRATEGIC INCOME FUND            U.S. GOVERNMENT FUND              SERURITIES FUND
                                                CLASS Y                           CLASS Y                        CLASS Y
1 year                                           $   96                            $   98                         $  115
3 years                                          $  300                            $  306                         $  359
5 years                                          $  520                            $  531                         $  622
10 years                                         $1,155                            $1,178                         $1,375

MORE ABOUT RISK

The Funds have principal investment strategies that come with inherent risks. The following is a list of risks to which each Fund may be subject by investing in various types of securities or engaging in various practices.

MARKET RISK (All Funds) The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon change in an issuer's financial condition as well as overall market and economic conditions.

RISK OF SMALL CAPITALIZATION COMPANIES (Strategic Income Fund) These companies carry special risks, including narrower markets, limited financial and management resources, less liquidity and greater volatility than large company stocks.

MANAGEMENT RISK (All Funds) The risk that a strategy used by a Fund's portfolio management may fail to produce the intended result.

CREDIT RISK (All Funds) The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

CURRENCY RISK (High Income, Strategic Income, Bond Income, Short Term Corporate Income Funds) The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

EMERGING MARKET RISK (High Income, Strategic Income Funds) The risk associated with securities markets of smaller sizes or with short operating histories. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.


RISKS OF OPTIONS, FUTURES AND SWAP CONTRACTS (Strategic Income, Short Term Corporate Income, Limited Term U.S. Government, Government Securities Funds) These transactions are subject to changes in the underlying security on which such transactions are based. It is important to note that even a small investment in these types of derivative securities can have a significant impact on a Fund's exposure to stock market values, interest rates or the currency exchange rate. These types of transactions will be used primarily for hedging purposes.


LEVERAGE RISK (All Funds) The risk associated with securities or practices (e.g. borrowing) that multiply small index or market movements into large changes in value. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a derivative security is not used as a hedge, the Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

INTEREST RATE RISK (All Funds) The risk of market losses attributable to changes in interest rates. With fixed-income securities, a rise in interest rates typically causes a fall in value.

INFORMATION RISK (All Funds) The risk that key information about a security is inaccurate or unavailable.

OPPORTUNITY RISK (All Funds) The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

LIQUIDITY RISK (All Funds) The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may be costly to a Fund.

CORRELATION RISK (High Income, Strategic Income, Bond Income, Short Term Corporate Income Funds) The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

EXTENSION RISK (Strategic Income, Bond Income, Short Term Corporate Income, Limited Term U.S. Government, Government Securities Funds) The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

VALUATION RISK (All Funds) The risk that the Fund has valued certain securities at a higher price than it can sell them for.

PREPAYMENT RISK (Strategic Income, Bond Income, Short Term Corporate Income, Limited Term U.S. Government, Government Securities Funds) The risk that unanticipated prepayments may occur, reducing the value of mortgage- or asset-backed securities or Real Estate Investment Trusts (REITs).

POLITICAL RISK (All Funds) The risk of losses directly attributable to government or political actions.

YEAR 2000 PROBLEM (All Funds) Many computer systems today cannot distinguish between the year 1900 and the year 2000. New England Funds does not currently anticipate that computer problems related to the year 2000 will have a material effect on any Fund. However, there can be no assurances in this area, including the possibility that year 2000 computer problems could negatively affect communication systems, investment markets including investments by a Fund or the economy in general.

EURO CONVERSION (High Income, Strategic Income, Bond Income, Short Term Corporate Income Funds) Many European countries have adopted a single European currency, the "euro." The consequences of this conversion for foreign exchange rates, interest rates and the value of European securities are presently unclear. Such consequences may adversely affect the value and/or increase the volatility of securities held by a Fund.

                                                                 MANAGEMENT TEAM
                              MEET THE FUNDS' INVESTMENT ADVISER AND SUBADVISERS


The New England Funds family includes 23 mutual funds with a total of over $7 billion in assets under management as of March 31, 1999. New England Funds are distributed through New England Funds, L.P. (the "Distributor"). This Prospectus covers Class Y shares of New England Bond Funds (the "Funds" or each a "Fund"), which along with New England Stock Funds, New England Star Funds and New England State Tax-Free Funds, constitute the "New England Funds." New England Cash Management Trust Money Market Series and New England Tax-Exempt Money Market Trust constitute the "Money Market Funds."


NEW ENGLAND FUNDS MANAGEMENT, L.P.


NEFM, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to each of the Funds. NEFM is a subsidiary of Nvest Companies, L.P. ("Nvest Companies"), which is part of an affiliated group including Nvest, L.P., a publicly-traded company listed on the New York Stock Exchange. Nvest Companies' 14 principal subsidiary or affiliated asset management firms, collectively, had more than $135 billion in assets under management as of December 31, 1998. NEFM oversees, evaluates and monitors the subadvisory services provided to each Fund. It also provides general business management and administration to the Funds. The subadvisers listed below make the Funds' investment decisions for their respective Funds.

The combined advisory and subadvisory fees paid by the Funds in 1998 as a percentage of each Fund's average daily net assets were 0.70% for High Income Fund, 0.63% for Strategic Income Fund, 0.42% for Bond Income Fund, 0.21% for Short Term Corporate Income Fund (after waiver or reimbursement), 0.65% for Limited Term U.S. Government Fund and 0.65% for Government Securities Fund.


SUBADVISERS


BACK BAY ADVISORS, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the subadviser to Short Term Corporate Income Fund, Bond Income Fund, Limited Term U.S. Government Fund and Goverment Securities Fund. Back Bay Advisors is a subsidiary of Nvest Companies. Back Bay Advisors, founded in 1986, provides discretionary investment management services for approximately $9.5 billion of assets for mutual funds and various institutional investors.

LOOMIS SAYLES, located at One Financial Center, Boston, Massachusetts 02111, serves as subadviser to High Income Fund and Strategic Income Fund. Loomis Sayles is a subsidiary of Nvest Companies. Founded in 1926, Loomis Sayles is one of America's oldest and largest investment advisory firms with over $71 billion in assets under management. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry.


SUBADVISORY AGREEMENTS

Each Fund has received an exemptive order from the Securities and Exchange Commission (the "SEC") which permits NEFM to amend or continue existing subadvisory agreements when approved by the Fund's Board of Trustees, without shareholder approval. The exemption also permits NEFM to enter into new subadvisory agreements with subadvisers that are not affiliated with NEFM if approved by the Fund's Board of Trustees. Shareholders will be notified of any subadviser changes.


PORTFOLIO TRADES

In placing portfolio trades, each Fund's adviser or subadviser may use brokerage firms that market the Fund's shares or are affiliated with Nvest Companies, NEFM, Back Bay Advisors or Loomis Sayles. In placing trades, Back Bay Advisors or Loomis Sayles will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Fund's Board of Trustees.

MEET THE FUNDS' PORTFOLIO MANAGERS


DANIEL J. FUSS
Daniel Fuss has managed STRATEGIC INCOME FUND since May 1995. Mr. Fuss is Executive Vice President, Director and Managing Partner of Loomis Sayles. He began his investment career in 1968 and has been at Loomis Sayles since 1976. Mr. Fuss is also a Chartered Financial Analyst. He received a B.S. and an M.B.A. from Marquette University and has 31 years of investment experience.


GARY L. GOODENOUGH
Gary Goodenough has managed HIGH INCOME FUND since July 1996. Mr. Goodenough is Vice President of Loomis Sayles and joined the company in 1993. He is a graduate of Dartmouth College, received his M.B.A. from the Wharton School, University of Pennsylvania and has 23 years of investment experience.

SCOTT A. MILLIMET
Scott Millimet has managed LIMITED TERM U.S. GOVERNMENT FUND since May 1997 and has managed GOVERNMENT SECURITIES FUND since February 1999. Mr. Millimet, Executive Vice President of Back Bay Advisors, joined the company in 1994. Prior to joining Back Bay Advisors, he was Senior Vice President with Carroll McEntee & McGinley at the Chicago Board of Trade. Mr. Millimet earned a B.S. and an M.S. from Texas A&M University and has 17 years of investment experience.

J. SCOTT NICHOLSON
Scott Nicholson has managed SHORT TERM CORPORATE INCOME FUND since October
1991, including when it was known as New England Adjustable Rate U.S. Government Fund. Mr. Nicholson is a Senior Vice President of Back Bay Advisors. He received his B.S. from Davidson College and his M.B.A. from Babson College and has over 21 years of investment experience.

KATHLEEN C. GAFFNEY
Kathleen Gaffney has been assisting Daniel Fuss as a portfolio manager of STRATEGIC INCOME FUND since April 1996. Ms. Gaffney, a Chartered Financial Analyst, joined Loomis Sayles in 1984 and is now a Vice President of the company. She holds a B.A. from the University of Massachusetts at Amherst and has 14 years of investment experience.

CATHERINE L. BUNTING
Catherine Bunting has managed BOND INCOME FUND since its inception in March 1989. Ms. Bunting is a Senior Vice President of Back Bay Advisors and joined the company in 1987. Before joining Back Bay Advisors, she served as an assistant portfolio manager at Harvard Management. Ms. Bunting received a B.S. from Dickinson College and has 16 years of investment experience.

PETER W. PALFREY
Peter Palfrey has served as co-manager of BOND INCOME FUND since May 1999. Mr. Palfrey, Senior Vice President of Back Bay Advisors, joined the company in 1993. He is also a Chartered Financial Analyst. Mr Palfrey received his B.A. from Colgate University and has over 15 years of investment experience.

RICHARD G. RACZKOWSKI
Richard Raczkowski has served as assistant portfolio manager of BOND INCOME FUND since May 1999 and assistant portfolio manager of SHORT TERM CORPORATE INCOME FUND since May 1999. Mr. Raczkowski, Vice President of Back Bay Advisors, joined the company in 1998. Previously, he was a senior consultant at Hagler Bailly Consulting. He received a B.A. from the University of Massachusetts and an M.B.A. from Northeastern University and has 14 years of investment experience.

                                                                   FUND SERVICES
                                                    IT'S EASY TO OPEN AN ACCOUNT

TO OPEN AN ACCOUNT WITH NEW ENGLAND FUNDS:

1. Read this Prospectus carefully.

2. Read the following eligibility and minimum investment requirements to determine if you may purchase Class Y shares.

   Class Y shares of the Funds may be purchased by the following entities at the following investment minimums.

A minimum initial investment is $1 million and $10,000 is the minimum subsequent investment for:

  o Other mutual funds, endowments, foundations, bank trust departments or trust companies.

   There is no initial or subsequent investment minimum for:

  o RETIREMENT PLANS (401(a), 401(k), 457 or 403(b) plans) that have total investment assets of at least $10 million. Plan sponsor accounts can be aggregated to meet this minimum.

  o INSURANCE COMPANY ACCOUNTS of New England Financial, Metropolitan Life Insurance Company ("MetLife") or their affiliates.

  o SEPARATE ACCOUNTS of New England Financial, MetLife, or their affiliates.

  o WRAP FEE PROGRAMS of certain broker- dealers not being paid by the Funds, NEFM or the Distributor. Such wrap fee programs may be subject to additional or different conditions, including a wrap account fee. Each broker-dealer is responsible for transmitting to its customer a schedule of fees and other information regarding any such conditions. If the participant who purchased Class Y shares through a wrap fee program should terminate the wrap fee arrangement with the broker-dealer, then the Class Y shares will, at the discretion of the broker-dealer, automatically be converted to a number of Class A shares of the same Fund having the same net asset value of the shares converted, and the broker-dealer may thereafter be entitled to receive from that Fund an annual service fee of 0.25% of the value of Class A shares owned by that shareholder.

  o CERTAIN INDIVIDUAL RETIREMENT ACCOUNTS if the amounts invested represent rollover distributions from investments by any of the Retirement Plans set forth above.

  o NEW ENGLAND FINANCIAL DEFERRED COMPENSATION PLAN ACCOUNTS for agents, general agents, directors and senior officers of New England Financial and its insurance company subsidiaries.

  o SERVICE ACCOUNTS through an omnibus account by investment advisers, financial planners, broker-dealers or other intermediaries who have entered into a service agreement with a Fund. A fee may be charged to shareholders purchasing through a service account if they effect transactions through such parties and should contact such parties regarding information regarding such fees.

3. You should contact New England Funds at 800-225-5478 before attempting to purchase Fund shares.

4. Use the sections of this Prospectus that follow as your guide for purchasing shares.

CERTIFICATES

You will not receive certificates representing Class Y shares.

NEW ENGLAND FUNDS WEB SITE

You may have access to your account 24 hours a day by visiting us online at WWW.MUTUALFUNDS.COM.

                                                                   BUYING SHARES

                      OPENING AN ACCOUNT               ADDING TO AN ACCOUNT

 THROUGH YOUR INVESTMENT DEALER
               o Call your investment dealer      o Call your investment dealer
                 for information                    for information

BY MAIL
[Graphic       o Make out a check in U.S.         o Make out a check in U.S.
Omitted]         dollars for the investment         dollars for the investment
                 amount, payable to "New            amount, payable to "New
                 England Funds." Third party        England Funds." Third party
                 checks will generally not be       checks will generally not be
                 accepted.                          accepted.
               o Mail the check with your         o Fill out the detachable
                 completed application to New       investment slip from an
                 England Funds, P.O. Box            account statement. If no
                 8551, Boston, MA 02266-8551.       slip is available, include
                                                    with the check a letter
                                                    specifying the Fund name,
                                                    your class of shares, your
                                                    account number and the
                                                    registered account name(s).
                                                    To make investing even
                                                    easier, you can order more
                                                    investment slips by calling
                                                    800-225-5478.

BY EXCHANGE
[Graphic       o Obtain a current prospectus      o Call your investment dealer
Omitted]         for the Fund into which you        or New England Funds at
                 are exchanging by calling          800-225-5478 to request an
                 your investment dealer or          exchange.
                 New England Funds at             o See the section entitled
                 800-225-5478.                      "Exchanging Shares" for more
               o Call your investment dealer        details.
                 or New England Funds to
                 request an exchange.
               o See the section entitled
                 "Exchanging Shares" for more
                 details.

BY WIRE
[Graphic       o Call New England Funds at        o Instruct your bank to
Omitted]         800-225-5478 to obtain an          transfer funds to State
                 account number and wire            Street Bank & Trust Company,
                 transfer instructions. Your        ABA# 011000028, DDA#
                 bank may charge you for such       99011538.
                 a transfer.                      o Specify the Fund name, your
                                                    class of shares, your
                                                    account number and the
                                                    registered account name(s).
                                                    Your bank may charge you for
                                                    such a transfer.

THROUGH AUTOMATED CLEARING HOUSE (ACH)
[Graphic       o Ask your bank or credit          o Call New England Funds at
Omitted]         union whether it is a member       800-225-5478 to add shares
                 of the ACH system.                 to your account through ACH.
               o Complete the "Telephone          o If you have not signed up
                 Withdrawal and Exchange" and       for the ACH system, please
                 "Bank Information" sections        call New England Funds for a
                 on your account application.       Service Options Form. A
               o Mail your completed                signature guarantee may be
                 application to New England         required to add this
                 Funds, P.O. Box 8551,              privilege.
                 Boston, MA 02266-8551.

SELLING SHARES

                       TO SELL SOME OR ALL OF YOUR SHARES

Certain restrictions may apply. See the section entitled "Restrictions on Buying, Selling and Exchanging Shares."

THROUGH YOUR INVESTMENT DEALER

             o Call your investment dealer for information.

BY MAIL
[Graphic
Omitted]


             o Write a letter to request a redemption specifying the name of the
               Fund, your class of shares, your account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section entitled "Selling Shares in Writing."
             o The request must be signed by all of the owners of the shares including the capacity in which they are signing, if appropriate.
             o Mail your request to New England Funds, P.O. Box 8551, Boston, MA
               02266-8551.
             o Your proceeds will be delivered by the method chosen in your letter. If you choose to have your proceeds delivered by mail, they will generally be mailed to you on the business day after the request is received. You may also choose to redeem by wire or through ACH (see below).


BY EXCHANGE
[Graphic
Omitted]
             o Obtain a current prospectus for the Fund into which you are exchanging by calling your investment dealer or New England Funds at 800-225-5478.
             o Call New England Funds to request an exchange.
             o See the section entitled "Exchanging Shares" for more details.

BY WIRE
[Graphic
Omitted]
             o Fill out the "Telephone Withdrawal and Exchange" and "Bank
               Information" sections on your account application.
             o Call New England Funds at 800-225-5478 or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.
             o Proceeds will generally be wired on the next business day. A wire fee (currently $5.00) will be deducted from the proceeds.

THROUGH AUTOMATED CLEARING HOUSE (ACH)
[Graphic
Omitted]
             o Ask your bank or credit union whether it is a member of the ACH system.
             o Complete the "Telephone Withdrawal and Exchange" and "Bank
               Information" sections on your account application.
             o If you have not signed up for the ACH system on your application, please call New England Funds at 800-225-5478 for a Service Options Form.
             o Call New England Funds to request a redemption through this system.
             o Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days.

BY TELEPHONE
[Graphic
Omitted]
             o You may receive your proceeds by mail, by wire or through ACH
               (see above).
             o Call New England Funds at 800-225-5478 to choose the method you wish to use to redeem your shares.

SELLING SHARES IN WRITING

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations we also may require a signature guarantee or additional documentation.

A signature guarantee protects you        A notary public CANNOT provide a
against fraudulent orders and is          signature guarantee. A signature
necessary if:                             guarantee can be obtained from one
                                          of the following sources:
o Your address of record has been
  changed within the past 30 days;        o a financial representative or
                                            securities dealer;
o you are selling more than
  $100,000 worth of shares and you        o a federal savings bank,
  are requesting the proceeds by            cooperative, or other type of
  check; or                                 bank;

o a proceeds check for any amount         o a savings and loan or other
  is mailed to an address other             thrift institution;
  than the address of record or not
  payable to the registered               o a credit union; or
  owner(s).
                                          o a securities exchange or clearing
                                            agency.

                                                               EXCHANGING SHARES


You may exchange Class Y shares of your Fund for Class Y shares of any other New England Fund which offers Class Y shares or for Class A shares of the Money Market Funds. Agents, general agents, directors and senior officers of NELICO and its insurance company subsidiaries may, at the discretion of NELICO, elect to exchange Class Y shares of any New England Fund in a NELICO Deferred Compensation Account for Class A shares of any other New England Fund which does not offer Class Y shares. Class A shares of any New England Fund in a NELICO Deferred Compensation Account may also be exchanged for Class Y shares of any New England Fund. All exchanges are subject to the eligibility requirements of the New England Fund or Money Market Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of the Funds may be legally sold. For federal income tax purposes, an exchange of Fund shares for shares of another New England Fund or Money Market Fund is treated as a sale on which gain or loss may be recognized. Please refer to the Statement of Additional Information (the "SAI") for more detailed information on exchanging Fund shares.


RESTRICTIONS ON BUYING, SELLING AND EXCHANGING SHARES

PURCHASE AND EXCHANGE RESTRICTIONS

Although the Funds do not anticipate doing so, they reserve the right to suspend or change the terms of purchasing or exchanging shares. The Funds and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the best interest of the Fund's other shareholders or would disrupt the management of the Fund. The Funds and the Distributor reserve the right to restrict purchases and exchanges for accounts of "market timers" by limiting the transaction to a maximum dollar amount. An account will be deemed to be one of a market timer if: (i) more than two exchange purchases of a given Fund are made for the account in a calendar quarter or (ii) the account makes one or more exchange purchases of a given Fund in a calendar quarter in an aggregate amount in excess of 1% of the Fund's total net assets.

SELLING RESTRICTIONS

The table below describes restrictions placed on selling shares of any Fund described in this Prospectus:

SITUATION                                           RESTRICTION

The Fund may suspend the right of redemption or     o When the New York Stock
postpone payment for more than 7 days:                Exchange is closed (other
                                                      than a weekend/holiday)
                                                    o During an emergency
                                                    o Any other period
                                                      permitted by the SEC


The Fund reserves the right to suspend account      o With a notice of a
services or refuse transaction requests:              dispute between
                                                      registered owners
                                                    o With suspicion/evidence
                                                      of a fraudulent act


The Fund may pay the redemption price in whole or   o When it is detrimental
part by a distribution in kind of readily             for a Fund to make cash
marketable securities in lieu of cash or may take     payments as determined in
up to 7 days to pay a redemption request in order     the sole discretion of
to raise capital:                                     the adviser or subadviser

The Fund may withhold redemption proceeds until     o When redemptions within
the check or funds have cleared:                      10 calendar days of
                                                      purchase by check or ACH
                                                      of the shares being
                                                      redeemed

Telephone redemptions are not accepted for tax-qualified retirement plan accounts.

[GRAPHIC OMITTED]
        FUND SERVICES
        HOW FUND SHARES ARE PRICED

"Net asset value" is the price of one share of a Fund without a sales charge, and is calculated each business day using this formula:

                    TOTAL MARKET VALUE OF SECURITIES + CASH AND
                             OTHER ASSETS - LIABILITES
NET ASSET VALUE =   -------------------------------------------
                            NUMBER OF OUTSTANDING SHARES

The net asset value of Fund shares is determined according to this schedule:

o A share's net asset value is determined at the close of regular trading on the New York Stock Exchange (the "Exchange") on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time.

o The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received "in good order" by State Street Bank and Trust Company, the Funds' custodian (plus or minus applicable sales charges as described earlier in this Prospectus).

o Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.

o A Fund heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

* Under limited circumstances, the Distributor may enter into a contractual agreement where it may accept orders after 5:00 p.m. and before 8:00 p.m.

Generally, during times of substantial economic or market change it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in "Buying Shares" and "Selling Shares."

Generally, Fund securities are valued as follows:

o EQUITY SECURITIES -- most recent sales or quoted bid price as provided by a pricing service.

o DEBT SECURITIES (other than short-term obligations) -- based upon pricing service valuations, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.


o SHORT-TERM OBLIGATIONS (remaining maturity of less than 60 days) -- amortized cost (which approximates market value).


o SECURITIES TRADED ON FOREIGN EXCHANGES -- most recent sale/bid price on the non-U.S. exchange, unless an occurrence after the closing of the exchange will materially affect its value. In that case, it is given fair value as determined by or under the direction of the Fund's Board of Trustees at the close of regular trading on the Exchange.

o OPTIONS -- last sale price, or if not available, last offering price.

o FUTURES -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or under the direction of the Fund's Board of Trustees.

o ALL OTHER SECURITIES -- fair market value as determined by the adviser or subadviser of the Fund under the direction of each Fund's Board of Trustees.

The effect of fair value pricing as described above under "Securities traded on foreign exchanges" and "All other securities" is that securities may not be priced on the basis of quotations from the primary market in which they are traded but rather, may be priced by another method that the Fund's Board of Trustees believes accurately reflects fair value.

                                                     DIVIDENDS AND DISTRIBUTIONS


The Funds generally distribute most or all of their net investment income (other than capital gains) in the form of dividends. Each Fund declares daily and pays them monthly. Each Fund distributes all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. Each Fund's Board of Trustees may adopt a different schedule as long as payments are made at least annually.


Depending on your investment goals and priorities, you may choose to:

o receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund or in Class Y shares of another New England Fund.

o receive all distributions in cash.

Unless you select one of the above options, distributions will automatically be reinvested in Class Y shares of the Fund. For more information or to change your distribution option, contact New England Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a non-retirement plan Fund, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. Be sure to keep the 1099 as a permanent record. A fee may be charged for any duplicate information requested.

TAX CONSEQUENCES


Each Fund intends to meet all requirements of the Internal Revenue Code necessary to qualify as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.


Fund distributions paid to you either in cash or reinvested in additional shares are generally taxable to you either as ordinary income or as capital gains. Distributions derived from short-term capital gains or investment income are generally taxable at ordinary income rates. If you are a corporation investing in a Fund, a portion of these dividends may qualify for the dividends-received deduction provided that you meet certain holding period requirements. Distributions of gains from investments that a Fund owned for more than one year that are designated by the Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain, regardless of how long the shareholder has held Fund shares.


An exchange of shares for shares of another New England Fund or Money Market Fund is treated as a sale, and any resulting gain or loss may be subject to federal income tax. If you purchase shares of a Fund shortly before it declares a capital gain distribution or a dividend, a portion of the purchase price may be returned to you as a taxable distribution.

Dividends derived from interest on U.S. government securities may be exempt from state and local income taxes. The Funds advise shareholders of the proportion of each Fund's dividends that are derived from such interest. You should consult your tax adviser about any federal, state and local taxes that may apply to the distributions you receive.


COMPENSATION TO SECURITIES DEALERS

The Distributor may, at its expense, pay concessions to dealers which satisfy certain criteria established from time to time by the Distributor relating to increasing net sales of shares of the New England Funds over prior periods, and certain other factors. See the SAI for more details.

  [GRAPHIC OMITTED]
        FUND PERFORMANCE

        The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years
        (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by
        PricewaterhouseCoopers LLP, independent accountants, whose report, along with each Fund's financial statements, are included in the Statement of Additional Information, which is available upon request.

NEW ENGLAND SHORT TERM CORPORATE INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
                                            CLASS A                                           CLASS B                  CLASS C

                                                                                                                     DECEMBER 7,
                                                                                                                       1998(A)
                                    YEAR ENDED DECEMBER 31,                     YEAR ENDED DECEMBER 31,                THROUGH
                        1994      1995      1996      1997       1998      1994    1995    1996    1997     1998   DECEMBER 31, 1998
Net Asset Value,
  Beginning of Year   $   7.45  $   7.20  $   7.37  $   7.37   $  7.39    $ 7.45  $ 7.20  $ 7.37  $ 7.36   $ 7.38       $7.28
                      --------  --------  --------  --------   -------    ------  ------  ------  ------   ------       -----

INCOME FROM
INVESTMENT
OPERATIONS
Net Investment
  Income                  0.37      0.47      0.43      0.47(d)   0.38      0.29    0.41    0.37    0.41(d)  0.33        0.01
Net Realized and
  Unrealized Gain
  (Loss) on
  Investments            (0.31)     0.14     (0.01)    (0.02)    (0.09)    (0.29)   0.14   (0.02)  (0.02)   (0.09)       0.01(f)
                      --------  --------  --------  --------   -------    ------  ------  ------  ------   ------       -----
Total From
  Investment
  Operations              0.06      0.61      0.42      0.45      0.29      0.00    0.55    0.35    0.39     0.24        0.02
                      --------  --------  --------  --------   -------    ------  ------  ------  ------   ------       -----

LESS DISTRIBUTIONS
Distributions From
  Net Investment
  Income                 (0.31)    (0.44)    (0.42)    (0.43)    (0.38)    (0.25)  (0.38)  (0.36)  (0.37)   (0.33)      (0.01)
                      --------  --------  --------  --------   -------    ------  ------  ------  ------   ------       -----
Total
  Distributions          (0.31)    (0.44)    (0.42)    (0.43)    (0.38)    (0.25)  (0.38)  (0.36)  (0.37)   (0.33)      (0.01)
                      --------  --------  --------  --------   -------    ------  ------  ------  ------   ------       -----

Net Asset Value,
  End of Year         $   7.20  $   7.37  $   7.37  $   7.39   $  7.30    $ 7.20  $ 7.37  $ 7.36  $ 7.38   $ 7.29       $7.29
                      ========  ========  ========  ========   =======    ======  ======  ======  ======   ======       =====

TOTAL RETURN (%)(c)        0.8       8.6       5.8       6.2       4.0       0.1     7.8     4.9     5.4      3.4         0.3

RATIOS/
  SUPPLEMENTAL DATA
Ratio of Operating
  Expenses to
  Average Net
  Assets (%) (b)          0.60      0.66      0.70      0.70      0.70      1.35    1.41    1.45    1.45     1.45        1.45(e)
Ratio of Net
  Investment
  Income to
  Average
  Net Assets (%)          4.85      6.29      6.39      6.27      5.93      4.10    5.54    5.64    5.52     5.18        5.18(e)
Portfolio Turnover
Rate (%)                    17        73        54        49       105        17      73      54      49      105         105
Net Assets, End of
  Year (000)          $489,637  $331,112  $222,809  $196,928   $92,669    $2,056  $2,368  $2,821  $2,961   $3,761       $ 233
------------------------------------------------------------------------------------------------------------------------------------

(a) Commencement of operations.
(b) The ratio of operating expenses to average net assets without giving effect to an expense limitation would have been (%):
                          0.88      0.89      0.94      0.98        1.05    1.63    1.65    1.69    1.73    1.80        1.80(e)
(c) A sales charge for Class A shares and a contingent deferred sales charge for Class B and C shares is not reflected in total return calculations.
(d) Per share net investment income does not reflect the period's reclassification of permanent differences between book and tax basis net investment income.
(e) Computed on an annualized basis.
(f) The amount shown for a share outstanding does not correspond with the aggregate net gain/loss on investments for the period ended December 31, 1998, due to the timing of purchases and redemption of Fund shares in relation to fluctuating market values of the investments of the Fund.

  [Graphic Omitted]
        FUND PERFORMANCE
        ----------------
NEW ENGLAND BOND INCOME FUND

----------------------------------------------------------------------------------------------------------
                                                                        CLASS Y
----------------------------------------------------------------------------------------------------------
                                                                YEAR ENDED DECEMBER 31,
                                                            1995         1996         1997          1998
----------------------------------------------------------------------------------------------------------
Net Asset Value,  Beginning of the Year                   $   10.95    $   12.40    $   12.06    $   12.41
                                                          ---------    ---------    ---------    ---------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                          0.80         0.87         0.86         0.84
Net Realized and Unrealized Gain (Loss) on Investments         1.44        (0.34)        0.46         0.15
                                                          ---------    ---------    ---------    ---------
Total From Investment Operations                               2.24         0.53         1.32         0.99
                                                          ---------    ---------    ---------    ---------

LESS DISTRIBUTIONS
Dividends From Net Investment Income                          (0.79)       (0.87)       (0.84)       (0.81)
Distributions in Excess of Net Investment Income               0.00        (0.01)       (0.01)       (0.03)
Distributions From Net Realized Capital Gains                  0.00         0.00        (0.12)       (0.17)
Distributions In Excess of Net Realized Gains                  0.00         0.00         0.00        (0.01)
                                                          ---------    ---------    ---------    ---------
Total Distributions                                           (0.79)       (0.87)       (0.97)       (1.02)
                                                          ---------    ---------    ---------    ---------

Net Asset Value, End of the Year                          $   12.40    $   12.06    $   12.41    $   12.38
                                                          =========    =========    =========    =========

TOTAL RETURN (%)                                               21.0          4.6         11.4          8.2

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets(%)           0.89         0.80         0.80         0.76
Ratio of Net Investment Income to Average Net Assets(%)        7.06         7.25         6.98         6.69
Portfolio Turnover Rate (%)                                      81          104           54           65
Net Assets, End of the Year(000)                          $   2,241    $   1,844    $   4,153    $   9,289

  [GRAPHIC OMITTED]
        FUND PERFORMANCE
        NEW ENGLAND HIGH INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
                                             CLASS A                                     CLASS B                      CLASS C

                                                                                                                  MARCH 2, 1998(a)
                                     YEAR ENDED DECEMBER 31,                      YEAR ENDED DECEMBER 31,              THROUGH
                            1994     1995    1996      1997    1998     1994     1995    1996     1997     1998   DECEMBER 31, 1998
Net Asset Value,
  Beginning of the
  Year                    $ 10.06  $  8.89  $  8.98  $  9.42  $  9.94  $10.06  $  8.88  $  8.98  $  9.42  $  9.93      $ 9.96
                          -------  -------  -------  -------  -------  ------  -------  -------  -------  -------      ------

INCOME FROM
  INVESTMENT
  OPERATIONS
Net Investment
  Income                     0.88     0.88     0.84     0.87     0.92    0.79     0.83     0.79     0.80     0.85        0.69
Net Realized and
  Unrealized Gain
  (Loss) on
  Investments               (1.19)    0.13     0.44     0.52    (1.08)  (1.18)    0.13     0.42     0.51    (1.08)      (1.08)
                          -------  -------  -------  -------  -------  ------  -------  -------  -------  -------      ------
Total From
  Investment
  Operations                (0.31)    1.01     1.28     1.39    (0.16)  (0.39)    0.96     1.21     1.31    (0.23)      (0.39)
                          -------  -------  -------  -------  -------  ------  -------  -------  -------  -------      ------

LESS DISTRIBUTIONS
Distributions From
  Net Investment
  Income                    (0.86)   (0.88)   (0.83)   (0.87)   (0.92)  (0.78)   (0.81)   (0.76)   (0.80)   (0.85)      (0.72)
Distributions in
  Excess of Net
  Investment
  Income                     0.00    (0.04)   (0.01)    0.00     0.00   (0.01)   (0.05)   (0.01)    0.00     0.00        0.00
                          -------  -------  -------  -------  -------  ------  -------  -------  -------  -------      ------
Total Distributions         (0.86)   (0.92)   (0.84)   (0.87)   (0.92)  (0.79)   (0.86)   (0.77)   (0.80)   (0.85)      (0.72)
                          -------  -------  -------  -------  -------  ------  -------  -------  -------  -------      ------

Net Asset Value,
  End of the
  Period                  $  8.89  $  8.98  $  9.42  $  9.94  $  8.86  $ 8.88  $  8.98  $  9.42  $  9.93  $  8.85      $ 8.85
                          =======  =======  =======  =======  =======  ======  =======  =======  =======  =======      ======

TOTAL RETURN (%)(c)          (3.3)    11.8     14.9     15.4     (1.8)   (4.0)    11.2     14.1     14.4     (2.5)       (4.1)

RATIOS/
  SUPPLEMENTAL DATA
Ratio of Operating
  Expenses to
  Average Net
  Assets(%)(b)               1.60     1.60     1.53     1.36     1.32    2.25     2.25     2.19     2.11     2.07        2.07(d)
Ratio of Net
  Investment
  Income to
  Average Net
  Assets (%)                 9.18     9.71     9.32     9.03     9.81    8.53     8.96     8.33     8.28     9.06        9.06(d)
Portfolio Turnover
  Rate (%)                     33       30      134       99       75      33       30      134       99       75          75
Net Assets, End of
  the Year (000)          $33,673  $39,148  $42,992  $62,739  $73,023  $5,233  $10,625  $17,767  $42,401  $60,322      $7,732
------------------------------------------------------------------------------------------------------------------------------------

(a) Commencement of operations.
(b) The ratio of operating expenses to average net assets without giving effect to an expense limitation would have been (%):
                             1.83     1.72     1.69     --       --      2.48     2.37     2.35     --       --          --

(c) A sales charge for Class A shares and a contingent deferred sales charge for Class B and C shares is not reflected in total return calculations. Periods of less than one year are not annualized.
(d) Computed on an annualized basis.

The subadviser to the Fund prior to July 1, 1996 was Back Bay Advisors, L.P. Effective July 1, 1996 Loomis, Sayles & Company, L.P.
became the subadviser to the Fund.

  [GRAPHIC OMITTED]
        FUND PERFORMANCE
        NEW ENGLAND STRATEGIC INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
                                    CLASS A                                 CLASS B                                CLASS C

                    MAY 1,(a)                                MAY 1,(a)                         MAY 1,(a)
                    THROUGH                                  THROUGH                           THROUGH
                    DECEMBER                                 DECEMBER                          DECEMBER
                       31,       YEAR ENDED DECEMBER 31,       31,     YEAR ENDED DECEMBER 31,     31,      YEAR ENDED DECEMBER 31,
                      1995       1996     1997      1998      1995     1996     1997     1998     1995      1996     1997     1998
Net Asset Value,
  Beginning of the
  Period             $ 12.50   $ 12.99  $  13.36  $  13.42  $ 12.50   $ 12.99 $  13.36 $  13.42  $ 12.50   $ 12.99  $ 13.35 $ 13.41
                     -------   -------  --------  --------  -------   ------- -------- --------  -------   -------  ------- -------

INCOME FROM
  INVESTMENT
  OPERATIONS
Net Investment
  Income                0.74      1.05      1.01      1.05     0.68      0.95     0.91     0.95     0.67      0.95     0.91    0.95
Net Realized and
  Unrealized Gain
  (Loss) on
  Investments           0.49      0.73      0.21     (1.30)    0.49      0.73     0.21    (1.30)    0.49      0.72     0.21   (1.30)
                     -------   -------  --------  --------  -------   ------- -------- --------  -------   -------  ------- -------
Total From
  Investment
  Operations            1.23      1.78      1.22     (0.25)    1.17      1.68     1.12    (0.35)    1.16      1.67     1.12   (0.35)
                     -------   -------  --------  --------  -------   ------- -------- --------  -------   -------  ------- -------

LESS DISTRIBUTIONS
Dividends From Net
  Investment Income    (0.73)    (1.05)    (1.01)    (1.05)   (0.67)    (0.95)   (0.91)   (0.95)   (0.66)    (0.95)   (0.91)  (0.95)
Distributions in
  Excess of Net
  Investment
  Income               (0.01)     0.00      0.00      0.00    (0.01)     0.00     0.00     0.00    (0.01)     0.00     0.00    0.00
Distributions From
  Net Realized
  Capital Gains         0.00     (0.36)    (0.15)    (0.70)    0.00     (0.36)   (0.15)   (0.70)    0.00     (0.36)   (0.15)  (0.70)
Distributions in
  Excess of Net
  Realized Capital
  Gains                 0.00      0.00      0.00     (0.05)    0.00      0.00     0.00    (0.05)    0.00      0.00     0.00   (0.05)
                     -------   -------  --------  --------  -------   ------- -------- --------  -------   -------  ------- -------
Total
Distributions          (0.74)    (1.41)    (1.16)    (1.80)   (0.68)    (1.31)   (1.06)   (1.70)   (0.67)    (1.31)   (1.06)  (1.70)
                     -------   -------  --------  --------  -------   ------- -------- --------  -------   -------  ------- -------

Net Asset Value,
  End of the
  Period             $ 12.99   $ 13.36  $  13.42  $  11.37  $ 12.99   $ 13.36 $  13.42 $  11.37  $ 12.99   $ 13.35  $ 13.41 $ 11.36
                     =======   =======  ========  ========  =======   ======= ======== ========  =======   =======  ======= =======

TOTAL RETURN (%)(c)     10.3      14.5       9.3      (1.7)     9.7      13.7      8.5     (2.5)     9.7      13.6      8.5    (2.5)
RATIOS/
  SUPPLEMENTAL DATA
Ratio of Operating
  Expenses to
  Average Net
  Assets (%) (d)        0.93(b)   0.96      1.18      1.19     1.68(b)   1.71     1.93     1.94     1.68(b)   1.71     1.93    1.94
Ratio of Net
  Investment
  Income to
  Average Net
  Assets (%)            8.75(b)   8.23      7.36      8.33     8.00(b)   7.48     6.61     7.58     8.00(b)   7.48     6.61    7.58
Portfolio Turnover
  Rate (%)                22        52        37        33       22        52       37       33       22        52       37      33
Net Assets, End of
  the Period (000)   $36,939   $90,729  $144,706  $127,306  $38,767   $93,408 $146,083 $134,049  $12,252   $31,746  $56,515 $45,457
------------------------------------------------------------------------------------------------------------------------------------
(a) Commencement of operations.
(b) Computed on an annualized basis.
(c) A sales charge for Class A shares and a contingent deferred sales charge for Class B and C shares is not reflected in total return calculations. Periods less than one year are not computed on an annualized basis.
(d) The ratio of operating expenses to average net assets without giving effect to an expense limitation would have been (%):
                        1.58(b)   1.31        --        --     2.33(b)   2.06       --       --     2.33(b)   2.06       --       --

  [Graphic Omitted]
        FUND PERFORMANCE
        ----------------
        NEW ENGLAND LIMITED TERM U.S. GOVERNMENT FUND

---------------------------------------------------------------------------------------------------------------------------
                                                                              CLASS Y
                                                          MARCH 31(A)
                                                            THROUGH
                                                          DECEMBER 31,                YEAR ENDED DECEMBER 31,
                                                              1994            1995        1996         1997         1998
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $   12.11       $   11.51    $   12.13    $   11.58    $   11.66
                                                           ---------       ---------    ---------    ---------    ---------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                           0.71            0.86         0.85         0.76         0.72
Net Realized and Unrealized Gain (Loss) on Investments         (0.74)           0.63        (0.54)        0.08         0.06
                                                           ---------       ---------    ---------    ---------    ---------
Total From  Investment Operations                              (0.03)           1.49         0.31         0.84         0.78
                                                           ---------       ---------    ---------    ---------    ---------

LESS DISTRIBUTIONS
Distributions From Net Investment Income                       (0.57)          (0.87)       (0.86)       (0.76)       (0.71)
                                                           ---------       ---------    ---------    ---------    ---------
Total Distributions                                            (0.57)          (0.87)       (0.86)       (0.76)       (0.71)
                                                           ---------       ---------    ---------    ---------    ---------

Net Asset Value, End of Period                             $   11.51       $   12.13    $   11.58    $   11.66    $   11.73
                                                           =========       =========    =========    =========    =========

TOTAL RETURN (%) (c)                                            (0.8)           13.3          2.8          7.5          6.9

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets(%)            0.83(b)         0.87         0.90         0.93         0.96
Ratio of Net Investment Income to Average Net Assets (%)        7.15(b)         7.53         7.48         6.75         6.16
Portfolio Turnover Rate (%)                                      244             247          327          533        1,351
Net Assets, End of Period (000)                            $   1,822       $   5,723    $   5,313    $   5,262    $   8,345
---------------------------------------------------------------------------------------------------------------------------
(a) Commencement of operations.
(b) Computed on an annualized basis.
(c) Periods less than one year are not annualized.

  [Graphic Omitted]
        FUND PERFORMANCE
        ----------------
        NEW ENGLAND GOVERNMENT SECURITIES FUND


---------------------------------------------------------------------------------------------------------------------------
                                                                              CLASS Y
                                                          MARCH 31(A)
                                                            THROUGH
                                                          DECEMBER 31,                YEAR ENDED DECEMBER 31,
                                                              1994            1995        1996         1997         1998
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $   11.20       $   10.44    $   11.71    $   11.07    $   11.54
                                                           ---------       ---------    ---------    ---------    ---------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                           0.54            0.80         0.74         0.65         0.72
Net Realized and Unrealized Gain (Loss) on Investments         (0.77)           1.26        (0.63)        0.47         0.32
                                                           ---------       ---------    ---------    ---------    ---------
Total From  Investment Operations                              (0.23)           2.06         0.11         1.12         1.04
                                                           ---------       ---------    ---------    ---------    ---------

LESS DISTRIBUTIONS
Distributions From Net Investment Income                       (0.53)          (0.79)       (0.75)       (0.65)       (0.70)
                                                           ---------       ---------    ---------    ---------    ---------
Total Distributions                                            (0.53)          (0.79)       (0.75)       (0.65)       (0.70)
                                                           ---------       ---------    ---------    ---------    ---------

Net Asset Value, End of Period                             $   10.44       $   11.71    $   11.07    $   11.54    $   11.88
                                                           =========       =========    =========    =========    =========

TOTAL RETURN (%) (c)                                            (2.0)           20.3          1.1         10.5          9.3

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets(%)            0.93(b)         1.10         1.07         1.11         1.13
Ratio of Net Investment Income to Average Net Assets (%)        7.25(b)         6.94         6.70         5.88         6.05
Portfolio Turnover Rate (%)                                      809             559          462          391          106
Net Assets, End of Period (000)                            $   4,104       $   7,364    $   6,384    $   6,658    $   3,404
---------------------------------------------------------------------------------------------------------------------------

(a) Commencement of operations.
(b) Computed on an annualized basis.
(c) Periods less than one year are not annualized.


                                                               GLOSSARY OF TERMS

BID PRICE -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

BOTTOM-UP APPROACH -- The search for outstanding performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.

CAPITAL GAIN DISTRIBUTIONS -- Payments to a Fund's shareholders of profits earned from selling securities in a Fund's portfolio. Capital gain distributions are usually paid once a year.

CREDIT RATING -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as S&P or Moody's. Bonds with a credit rating of BBB or higher by S&P or Baa or higher by Moody's are generally considered investment grade.

DERIVATIVE -- A financial instrument whose value and performance are based upon the value and performance of another security or financial instrument.

DISCOUNTED PRICE -- The difference between a bond's current market price and its face or redemption value.

DIVERSIFICATION -- The strategy of investing in a wide range of companies or industries to reduce the risk if an individual company or sector suffers losses.

DIVIDEND YIELD -- The current or estimated annual dividend divided by the market price per share of a security.

DURATION -- A measure of how much a bond's price inversely fluctuates with changes in prevailing interest rates.

EARNINGS GROWTH -- A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

FUNDAMENTAL ANALYSIS -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysts consider past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, these analysts assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

GROWTH INVESTING -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

INCOME DISTRIBUTIONS -- Payments to a Fund's shareholders resulting from the net interest or dividend income earned by a Fund's portfolio.

INFLATION -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

INTEREST RATE -- Rate of interest charged for the use of money, usually expressed at an annual rate.

MARKET CAPITALIZATION -- The market price of a company's shares multiplied by the number of shares outstanding. Large capitalization companies generally have over $5 billion in market capitalization; medium cap companies between $1.5 billion and $5 billion; and small cap companies less than $1.5 billion. These capitalization figures may vary depending upon the index being used and/ or the guidelines used by the portfolio manager.

MATURITY -- The final date on which the payment of a debt instrument (e.g. bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

NET ASSET VALUE (NAV) -- The market value of one share of a Fund on any given day without a front-end sales charge or CDSC. It is determined by dividing a Fund's total net assets by the number of shares outstanding.

PRICE-TO-BOOK RATIO -- Current market price of a stock divided by its book value, or net asset value.

PRICE-TO-EARNINGS RATIO -- Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price-to-earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different securities. Some firms use the inverse ratio for this calculation (i.e. earnings-to-price ratio).

RETURN ON EQUITY -- The amount, expressed as a percentage, earned on a company's common stock investment for a given period. It is calculated by dividing net income for the period after preferred stock dividends but before common stock dividends by the common stock equity (net worth) average for the accounting period. This tells common shareholders how effectively their money is being employed.

TECHNICAL ANALYSIS -- The research into the demand and supply for securities, options, mutual funds and commodities based on trading volume and price studies. Technical analysis uses charts or computer programs to identify and project price trends in a market, security, mutual fund or futures contract.

TOP-DOWN APPROACH -- The method in which an investor first looks at trends in the general economy, selects attractive industries and then companies that should benefit from those trends.

TOTAL RETURN -- The change in value of an investment in a Fund over a specific time period expressed as a percentage. Total returns assume all earnings are reinvested in additional shares of a Fund.

VALUE INVESTING -- A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

VOLATILITY -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

YIELD -- The rate at which a fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

YIELD-TO-MATURITY -- The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

[GRAPHIC OMITTED]

  IF YOU WOULD LIKE MORE INFORMATION ABOUT THE
FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE
                  UPON REQUEST:

    Annual and Semiannual Reports -- Provide additional information about each Fund's investments. Each report includes a discussion of
 the market conditions and investment strategies
     that significantly affected the Fund's
    performance during its last fiscal year.

  Statement of Additional Information (SAI) --                              NEW ENGLAND FUNDS
  Provides more detailed information about the                                  BOND FUNDS
  Funds, has been filed with the Securities and
Exchange Commission and is incorporated into this
            Prospectus by reference.                                        Class Y Shares of:

   TO ORDER A FREE COPY OF A FUND'S ANNUAL OR
   SEMIANNUAL REPORT OR ITS SAI, CONTACT YOUR                             New England Short Term
   FINANCIAL REPRESENTATIVE, OR THE FUNDS AT:                             Corporate Income Fund
                                                                       New England Bond Income Fund
             New England Funds, L.P.                                   New England High Income Fund
               399 Boylston Street                                  New England Strategic Income Fund
           Boston, Massachusetts 02116                                   New England Limited Term
             Telephone: 800-225-5478                                       U.S. Government Fund
          Internet: www.mutualfunds.com                           New England Government Securities Fund

  Your financial representative or New England
Funds will also be happy to answer your questions or to provide any additional information that you may require.

You can review the Funds' reports and SAI at the
   Public Reference Room of the Securities and
    Exchange Commission. Text-only copies are available free from the Commission's Web site at:
                  www.sec.gov.

 Copies of these publications are also available
   for a fee by writing or calling the Public
           Reference Room of the SEC,
           Washington, D.C. 20549-6009
             Telephone: 800-SEC-0330

New England Funds, L.P., and other firms selling
 shares of New England Funds are members of the
National Association of Securities Dealers, Inc.
 (NASD). As a service to investors, the NASD has
asked that we inform you of the availability of a
 brochure on its Public Disclosure Program. The
  program provides access to information about
   securities firms and their representatives.
  Investors may obtain a copy by contacting the
  NASD at 800-289-9999 or by visiting their Web
             site at www.NASDR.com.
                                                            (Investment Company Act File No. 811-4323)
                                                            (Investment Company Act File No. 811-242)


                                                                                                           YB51-0599


     [Graphic Omitted]
    NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)
--------------------------------------------------------------------------------


    New England
Tax Free Income Fund of New York




[Graphic Omitted]


                                     PROSPECTUS
                                    May 3, 1999

                                                       WHAT'S INSIDE

                                     [Graphic Omitted] GOALS, STRATEGIES & RISKS
                                                       PAGE 1

                                     [Graphic Omitted] FUND FEES & EXPENSES
                                                       PAGE 3

                                     [Graphic Omitted] MANAGEMENT TEAM
                                                       PAGE 5

                                     [Graphic Omitted] FUND SERVICES
                                                       PAGE 6

                                     [Graphic Omitted] FUND PERFORMANCE
                                                       PAGE 18

The Securities and Exchange Commission has not approved the Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

For general information on the Fund or any of its services and for assistance in opening an account, contact your financial representative or call New England Funds.

New England Funds
399 Boylston Street, Boston, Massachusetts 02116
800-225-5478

TABLE OF CONTENTS


GOALS, STRATEGIES & RISKS
New England Tax Free Income Fund of New York ..............................  1

FUND FEES & EXPENSES
Fund Fees & Expenses ......................................................  3

MORE ABOUT RISK
More About Risk ...........................................................  4


 MANAGEMENT TEAM


Meet the Fund's Investment Adviser and Subadviser .........................  5
Meet the Fund's Portfolio Manager .........................................  5

FUND SERVICES
Investing in the Fund .....................................................  6
How Sales Charges are Calculated ..........................................  7
Ways to Reduce or Eliminate Sales Charges .................................  8
It's Easy to Open an Account ..............................................  9
Buying Shares ............................................................. 10
Selling Shares ............................................................ 11
Selling Shares in Writing ................................................. 12
Exchanging Shares ......................................................... 13
How Fund Shares Are Priced ................................................ 14
Dividends and Distributions ............................................... 15
Tax Consequences .......................................................... 15
Compensation to Securities Dealers ........................................ 16
Additional Investor Services .............................................. 17

FUND PERFORMANCE
New England Tax Free Income Fund of New York .............................. 18
Glossary of Terms ......................................................... 19


If you have any questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."


To learn more about the possible risks of investing in the Fund, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Fund may engage. Please read this section carefully before you invest.


Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

                          FUND FOCUS                     DURATION
                   Stability  Income  Growth    Quality  Short  Int.  Long
                   -------------------------             -----------------
              High               X              High                   X
                   ---------  ------  ------             ------ ----  ----
              Mod.     X                        Mod.
                   ---------  ------  ------             ------ ----  ----
              Low                        X      Low

GOALS, STRATEGIES & RISKS
NEW ENGLAND TAX FREE
    INCOME FUND OF NEW YORK


ADVISER:    New England Funds Management, L.P. ("NEFM")
SUBADVISER: Back Bay Advisors, L.P. ("Back Bay Advisors")
MANAGER:    James S. Welch

TICKER SYMBOL: CLASS A          CLASS B
               ------------------------
                NEFNX            NENBX

INVESTMENT GOAL
The Fund seeks to maintain a high level of current income exempt from federal, New York state and New York City personal income tax. The Fund's investment goal may be changed without shareholder approval.


INVESTMENT STRATEGIES
The Fund is a non-diversified Fund that typically invests in a mix of New York municipal bonds, including general obligation bonds and issues secured by specific revenue streams. It is a fundamental policy of the Fund that 80% of its income will be distributions that are exempt from federal income tax, New York state personal income tax and New York City income tax, except during times of adverse market conditions. To achieve this goal the Fund will normally invest
(1) at least 90% of its assets in debt obligations on which the interest is exempt from federal income tax (other than Alternative Minimum Tax ("AMT")), New York state personal income tax and New York City income tax ("New York Tax-Exempt Securities") and (2) not more than 20% of the Fund's income will be subject to AMT. The Fund may invest in "private activity bonds" which pay interest that, although exempt from ordinary income taxes, may be subject to federal or New York state alternative minimum taxes. It is also a fundamental policy that income derived from such securities will not normally exceed 20% of the Fund's total income distributions. Additionally, at least 85% of the Fund's assets will consist of securities rated BBB or better by Standard & Poor's Ratings Group ("S&P") or Fitch Investor Services, Inc. ("Fitch") or Baa or better by Moody's Investors Service, Inc. ("Moody's") or are non-rated but are considered to be of comparable quality by Back Bay Advisors.


Back Bay Advisors follows a conservative total-return oriented investment approach in selecting securities for the Fund. It takes into account economic and market conditions as well as issuer specific data and generally maintains a portfolio with the following characteristics:

o Average credit rating of A (as rated by S&P or Moody's)
o Average maturity of between 15 and 25 years

In selecting investments for the Fund, Back Bay Advisors employs the following strategies:

o The Fund's portfolio manager works closely with municipal bond analysts to develop an outlook on the economy from research provided by various Wall Street firms as well as specific forecasting services.

o Next, the analysts conduct a thorough review of individual securities to identify what they consider attractive values in the obligations available in New York. This value analysis uses quantitative tools such as internal and external computer systems and software.

o The Fund's portfolio manager and analysts then perform a careful and continuous credit analysis to identify the range of the credit quality spectrum most likely to provide the Fund with the highest level of tax free income consistent with overall credit quality.

o Back Bay Advisors seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. The portfolio manager primarily invests in general obligation bonds and revenue bonds issued by the New York state government and its agencies.

The Fund may:

o Invest up to 15% of its assets in bonds below investment grade (i.e. credit rating of BB or lower by S&P or Fitch, or Ba or lower by Moody's, or considered to be of comparable grade by Back Bay Advisors).

o  Invest in zero-coupon bonds.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS
FIXED-INCOME SECURITIES: Subject to interest rate risk, credit risk and liquidity risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due and includes the risk of default. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of fixed income securities rises when prevailing interest rates fall and falls when interest rates rise. Lower-quality fixed-income securities and zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.

STATE SPECIFIC: Weakness in the local or national economy could adversely affect the credit ratings and creditworthiness of New York municipal securities in which the Fund invests.

NON-DIVERSIFIED STATUS: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer. Therefore, the Fund's return could be significantly affected by the performance of any one of the small number of obligations in its portfolio.

EVALUATING THE FUND'S PAST PERFORMANCE
The bar chart and table shown below give an indication of the risks of investing in New England Tax Free Income Fund of New York. The Fund's past performance does not necessarily indicate how it will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each calendar year since its first full year of operations. The returns for the Class B shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the expenses of that class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

[Total Return for Class A Shares]


1994                        -4.1%
1995                        14.5%
1996                         4.6%
1997                         8.7%
1998                         4.7%

o  Highest Quarterly Return: First Quarter 1995, up 5.0%
o  Lowest Quarterly Return:  First Quarter 1994, down 4.5%

The table below shows the Fund's average annual total returns for the one-year, five-year and since-inception periods compared to those of the Lehman Municipal Bond Index, an unmanaged index of bonds issued by states, municipalities and other government entities having maturities of more than one year. They are also compared to the Lipper New York Municipal Debt Average ("Lipper NY Muni Debt Average") and Morningstar Municipal New York Intermediate Average ("Morningstar Muni NY Int. Avg."), each an average of the annual total returns of all mutual funds with an investment style similar to that of the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charge that you may pay when you buy or redeem the Fund's shares. The Lehman Municipal Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper NY Muni Debt Average and Morningstar Muni NY Int. Average returns have been adjusted for these expenses but do not reflect a sales charge.

------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                      PAST 1   PAST 5    SINCE
(for the periods ended December 31, 1998)          YEAR    YEARS   INCEPTION
------------------------------------------------------------------------------
New England Tax Free Income Fund of NY:
   Class A (inception 4/23/93)                     0.3%     4.6%      5.4%
    Lehman Municipal Bond Index
     (calculated from 4/30/93)                     6.5%     6.2%      6.8%
    Lipper NY Muni Debt Average
     (calculated from 4/30/93)                     5.6%     5.2%      5.9%
    Morningstar Muni NY Int. Avg.
     (calculated from 4/30/93)                     5.1%     4.6%      5.2%

New England Tax Free Income Fund of NY:
   Class B (inception 9/13/93)                    -1.1%     4.4%      4.4%
    Lehman Municipal Bond Index)
     (calculated from 9/30/93)                     6.5%     6.2%      6.2%
    Lipper NY Muni Debt Average
     (calculated from 9/30/93)                     5.6%     5.2%      5.2%
    Morningstar Muni NY Int. Avg.
     (calculated from 9/30/93)                     5.1%     4.6%      4.7%

------------------------------------------------------------------------------


For actual past expenses of Class A and B shares, see the section entitled
                           "Fund Fees & Expenses."

                                        FUND FEES AND EXPENSES [graphic omitted]


The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
(fees paid directly from your investment)



                                                        CLASS A        CLASS B


Maximum sales charge (load) imposed on purchases
    (as a percentage of offering price)(1)(2)            4.25%           None

Maximum deferred sales charge (load)
    (as a percentage of original purchase price
     or redemption proceeds, as applicable)(2)            (3)           5.00%

Redemption fees                                          None*           None*


(1) A reduced sales charge on Class A shares applies in some cases. See "Ways to Reduce or Eliminate Sales Charges."
(2) Does not apply to reinvested distributions.
(3) A 1.00% contingent deferred sales charge applies with respect to certain purchases of Class A shares greater than $1,000,000 redeemed within 1 year after purchase, but not to any other purchases or redemptions of Class A shares. See "How Sales Charges are Calculated."
* A transaction fee will be charged for expedited payment of proceeds such as by wire or by overnight delivery.


ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

                                                              CLASS A            CLASS B
Management fees                                                0.53%              0.53%
Distribution and/or service (12b-1) fees                       0.25%              1.00%*
Other expenses                                                 1.05%              1.05%
Total annual fund operating expenses                           1.83%              2.58%
Fee waiver and/or expense reimbursement**                      0.98%              0.98%
Net expenses                                                   0.85%              1.60%

 * Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities  Dealers, Inc.
** NEFM has given a binding undertaking to the Fund to limit the amount of the Fund's total fund operating expenses to 0.85%
   and 1.60% annually of the Fund's average daily net assets for Class A and Class B shares, respectively. This undertaking will be in effect for the life of this Prospectus.

[graphic omitted] FUND FEES AND EXPENSES


EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The example assumes that:

o  You invest $10,000 in the Fund for the time periods indicated;

o  Your investment has a 5% return each year; and

o  The Fund's operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:



                                                 CLASS A              CLASS B
                                                                 (1)           (2)

1 year                                           $  506        $  663       $  163

3 years                                          $  685        $  805       $  505

5 years                                          $  876        $1,071       $  871

10 years*                                        $1,429        $1,699       $1,699


(1) Assumes redemption at end of period.
(2) Assumes no redemption at end of period.
*   Class B shares automatically convert to Class A shares after 8 years; therefore, Class B amounts are calculated using Class A expenses in years 9 and 10.

MORE ABOUT RISK


The Fund has principal investment strategies that come with inherent risks. The following is a list of risks to which the Fund may be subject by investing in various types of securities or engaging in various practices.

MARKET RISK The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon change in an issuer's financial condition as well as overall market and economic conditions.

MANAGEMENT RISK The risk that a strategy used by the Fund's portfolio management may fail to produce the intended result.

CREDIT RISK The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

LEVERAGE RISK  The risk associated with securities or practices
(e.g. borrowing) that multiply small index or market movements into larger changes in value. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a derivative security is not used as a hedge, the Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

INTEREST RATE RISK The risk of market losses attributable to changes in interest rates. With fixed-income securities, a rise in interest rates typically causes a fall in value.

INFORMATION RISK The risk that key information about a security is inaccurate or unavailable.

OPPORTUNITY RISK The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

LIQUIDITY RISK The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may be costly to the Fund.

CORRELATION RISK The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

VALUATION RISK The risk that the Fund has valued certain securities at a higher price than it can sell them for.

POLITICAL RISK The risk of losses directly attributable to government or political actions.

YEAR 2000 PROBLEM Many computer systems today cannot distinguish between the year 1900 and the year 2000. New England Funds does not currently anticipate that computer problems related to the year 2000 will have a material effect on any Fund. However, there can be no assurances in this area, including the possibility that year 2000 computer problems could negatively affect communication systems, investment markets including investments by the Fund or the economy in general.

             MEET THE FUND'S INVESTMENT ADVISER AND SUBADVISER [graphic omitted]


The New England Funds family includes 23 mutual funds with a total of over $7 billion in assets under management as of March 31, 1999. The New England Funds are distributed through New England Funds, L.P. (the "Distributor"). This Prospectus covers New England Tax Free Income Fund of New York, which along with New England Stock Funds, New England Star Funds, New England Bond Funds, New England Massachusetts Tax Free Income Fund and New England Intermediate Term Tax Free Fund of California constitute the "New England Funds." New England Cash Management Trust Money Market Series and New England Tax-Exempt Money Market Trust constitute the "Money Market Funds."

NEW ENGLAND FUNDS MANAGEMENT, L.P.
NEFM, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to the Fund. NEFM is a subsidiary of Nvest Companies, L.P. ("Nvest Companies"), which is part of an affiliated group including Nvest, L.P., a publicly-traded company listed on the New York Stock Exchange. Nvest Companies' 14 principal subsidiary or affiliated asset management firms, collectively, had more than $135 billion in assets under management as of December 31, 1998. NEFM oversees, evaluates and monitors the subadvisory services provided to the Fund. It also provides general business management and administration to the Fund. NEFM does not determine what investments will be purchased by the Fund. Back Bay Advisors makes the Fund's investment decisions.

The combined advisory and subadvisory fees paid by the Fund in 1998 as a percentage of the Fund's average daily net assets, after waiver or reimbursement, was 0.00%.

SUBADVISER
BACK BAY ADVISORS, 399 Boylston Street, Boston, Massachusetts 02116, serves as subadviser to the Fund. Back Bay Advisors is a subsidiary of Nvest Companies. Founded in 1986, Back Bay Advisors provides discretionary investment management services for approximately $9.5 billion of assets for mutual funds and various institutional investors.

SUBADVISORY AGREEMENTS
The Fund has received an exemptive order from the Securities and Exchange Commission (the "SEC") which permits NEFM to amend or continue existing subadvisory agreements when approved by the Fund's Board of Trustees, without shareholder approval. The exemption also permits NEFM to enter into new subadvisory agreements with subadvisers that are not affiliated with NEFM if approved by the Fund's Board of Trustees. Shareholders will be notified of any subadviser changes.

PORTFOLIO TRADES
In placing portfolio trades, the Fund's adviser or subadviser may use brokerage firms that market the Fund's shares or are affiliated with Nvest Companies, NEFM, or Back Bay Advisors. In placing trades, Back Bay Advisors will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Fund's Board of Trustees.

MEET THE FUND'S PORTFOLIO MANAGER


JAMES S. WELCH



James Welch has managed Tax Free Income Fund of New York since April 1993. Mr. Welch, Senior Vice President at Back Bay Advisors, has been with the company since 1993. Mr. Welch is a graduate of The Pennsylvania State University and has 9 years of investment experience.

                                                 FUND SERVICES [graphic omitted]
                                                 -------------
                                        INVESTING IN THE FUND

CHOOSING A SHARE CLASS
The Fund offers Class A and Class B shares to the public. Each class has different costs associated with buying, selling and holding Fund shares, which allow you to choose the class that best meets your needs. Which class of shares you choose will depend upon the size of your investment and how long you intend to hold your shares. Class B shares and certain shareholder features may not be available to you if you hold your shares in a street name account. Your financial representative can help you decide which class of shares is most appropriate for you.


CLASS A SHARES                        CLASS B SHARES
o  You pay a sales charge when you    o  You do not pay a sales charge
   buy Fund shares. There are            when you buy Fund shares. All
   several ways to reduce this           of your money goes to work
   charge. See the section entitled      for you right away.
   "Ways to Reduce or Eliminate
   Sales Charges."                    o  You pay higher annual
                                         expenses than Class A shares.
o  You pay lower annual expenses
   than Class B shares, giving you    o  You will pay a charge on
   the potential for higher returns      redemptions if you sell your
   per share.                            shares within 6 years of
                                         purchase, as described in the
o  You do not pay a sales charge on      section entitled "How Sales
   orders of $1 million or more, but     Charges are Calculated."
   you may pay a charge on
   redemption if you redeem these     o  Your Class B shares will
   shares within 1 year of purchase.     automatically convert into
                                         Class A shares after 8 years,
                                         which reduces your annual
                                         expenses.

                                      o  We will not accept an order
                                         for $1 million or more of
                                         Class B shares. You may,
                                         however, purchase $1 million
                                         or more of Class A shares,
                                         which will have no sales
                                         charge as well as lower
                                         annual expenses. You may pay
                                         a charge on redemption if you
                                         redeem these shares within 1
                                         year of purchase.

For actual past expenses of Class A and B shares, see the section entitled "Fund Fees & Expenses" in this Prospectus.

CERTIFICATES
Certificates will not be automatically issued for any class of shares. Upon written request, you may receive certificates for Class A shares only.

[graphic omitted] FUND SERVICES
                  -------------
                  HOW SALES CHARGES ARE CALCULATED

CLASS A SHARES
The price that you pay when you buy Class A shares ("offering price") is their net asset value plus a sales charge (sometimes called a "front-end sales charge") which varies depending upon the size of your purchase.

------------------------------------------------------------------------------

                                        CLASS A SALES CHARGES
   YOUR INVESTMENT        AS A % OF OFFERING PRICE   AS A % OF YOUR INVESTMENT

Less than  $ 50,000              4.25%                   4.44%
$ 50,000 - $ 99,999              4.00%                   4.17%
$100,000 - $249,999              3.50%                   3.63%
$250,000 - $499,999              2.50%                   2.56%
$500,000 - $999,999              2.00%                   2.04%
$1,000,000 or more               0.00%                   0.00%
------------------------------------------------------------------------------

CLASS B SHARES
The offering price of Class B shares is their net asset value, without a front-end sales charge. However, there is a contingent deferred sales charge ("CDSC") on shares that you sell within 6 years of buying them. The amount of the CDSC, if any, declines each year that you own your shares. The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange into Class B shares of another New England Fund. The CDSC equals the following percentages of the dollar amounts subject to the charge:

------------------------------------------------------------------------------

                    CLASS B CONTINGENT DEFERRED SALES CHARGES

    YEAR SINCE PURCHASE                CDSC ON SHARES BEING SOLD

          1st                                   5.00%
          2nd                                   4.00%
          3rd                                   3.00%
          4th                                   3.00%
          5th                                   2.00%
          6th                                   1.00%
       thereafter                               0.00%
------------------------------------------------------------------------------

HOW THE CDSC IS APPLIED TO YOUR SHARES
The CDSC is a sales charge you pay when you redeem certain fund shares. The
CDSC:

o  is calculated based on the number of shares you are selling:

o is based on either your original purchase price or the current net asset value of the shares being sold, whichever is lower;

o is deducted from the proceeds of the redemption, not from the amount remaining in your account; and

o for year one applies to redemptions through the day one year after the date on which your purchase was accepted, and so on for subsequent years.

A CDSC WILL NOT BE CHARGED ON:

o  increases in net asset value above the purchase price; or

o shares you acquired by reinvesting your dividends or capital gains distributions.

To keep your CDSC as low as possible, each time that you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares available to meet your request, we will sell the shares with the lowest CDSC.


EXCHANGES INTO SHARES OF A MONEY MARKET FUND
If you exchange shares of the Fund into shares of the Money Market Funds, the holding period for purposes of determining the CDSC and conversion into Class A shares stops until you exchange back into shares of another New England Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.

                                                 FUND SERVICES [graphic omitted]
                                                 -------------
                      WAYS TO REDUCE OR ELIMINATE SALES CHARGES

CLASS A SHARES
REDUCING SALES CHARGES
There are several ways you can lower your sales charge, including:

o LETTER OF INTENT -- allows you to purchase Class A shares of any New England Fund over a 13-month period but pay sales charges as if you had purchased all shares at once. This program can save you money if you plan to invest $50,000 or more over 13 months. Purchases in Class B and Class C shares may be used toward meeting the letter of intent.

o COMBINING ACCOUNTS -- allows you to combine shares of multiple New England Funds and classes for purposes of calculating your sales charge. You may combine your purchases with those of qualified accounts of a spouse, parents, children, siblings, grandparents, grandchildren, in-laws, individual fiduciary accounts, sole proprietorships, single trust estates and any other group of individuals acceptable to the Distributor.

These privileges do not apply to the Money Market Funds unless shares are purchased through an exchange from another New England Fund.

ELIMINATING SALES CHARGES AND CDSC
Class A shares may be offered without front-end sales charges or a CDSC to the following individuals and institutions:

o Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;

o  Selling brokers, sales representatives or other intermediaries;

o Fund trustees and other individuals who are affiliated with any New England Fund or Money Market Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned);

o Participants in certain Retirement Plans with at least 100 members (one-year CDSC may apply);

o Non-discretionary and non-retirement accounts of bank trust departments or trust companies only if they principally engage in banking or trust activities;

o Investments of $100,000 or more in the New England Funds by clients of an adviser or subadviser to any New England Fund or Money Market Fund.


REPURCHASING FUND SHARES
You may apply proceeds from redeeming Class A shares of the Fund WITHOUT PAYING A SALES CHARGE to repurchase Class A shares of the same or any other New England Fund. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify New England Funds or your financial representative at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds either by returning the redemption check or by sending a new check for some or all of the redemption amount. Please note: For federal income tax purposes, A REDEMPTION IS A SALE THAT INVOLVES TAX CONSEQUENCES, EVEN IF THE PROCEEDS ARE LATER REINVESTED. Please consult your tax adviser for how a redemption would affect you.


If you repurchase Class A shares of $1 million or more within 30 days after you redeem such shares, the Distributor will rebate the amount of the CDSC charged on the redemption.

CLASS A OR B SHARES
ELIMINATING THE CDSC
As long as we are notified at the time you sell, the CDSC for any class will generally be eliminated in the following cases:


o to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC);


o  to make payments through a systematic withdrawal plan; or

o  due to shareholder death or disability.

If you think you may be eligible for a sales charge elimination or reduction, contact your financial representative or New England Funds.

[graphic omitted] FUND SERVICES
                  -------------
                  IT'S EASY TO OPEN AN ACCOUNT

TO OPEN AN ACCOUNT WITH NEW ENGLAND FUNDS:
1. Read this Prospectus carefully.

2. Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts:

------------------------------------------------------------------------------
                                                 MINIMUM TO OPEN
                                                 AN ACCOUNT USING  MINIMUM FOR
                                     MININUM TO     INVESTMENT       EXISTING
TYPE OF ACCOUNT                   OPEN AN ACCOUNT     BUILDER        ACCOUNTS

Any account other than those
listed below                           $2,500          $100            $100
Accounts registered under the Uniform
Gifts to Minors Act or the Uniform
Transfers to Minors Act                $2,000          $100            $100
------------------------------------------------------------------------------

3. Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or New England Funds at 800-225-5478. For more information on New England Funds' investment programs, refer to the section entitled "Additional Investor Services" in this Prospectus.

4. Use the following sections as your guide for purchasing shares.

SELF-SERVICING YOUR ACCOUNT
Buying or selling shares automatically is easy with the services described below:


NEW ENGLAND FUNDS PERSONAL
  ACCESS LINE(TM) ("PAL")                      NEW ENGLAND FUNDS WEB SITE
     800-225-5478, Press 1                        www.mutualfunds.com

You have access to your account 24 hours a day by calling PAL from a touch-tone telephone or by visiting us online. By using these customer service options, you may:
o purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);
o review your account balance, recent transactions, Fund prices and recent performance;
o  order duplicate account statements; and
o  obtain tax information.


Please see the following pages for other ways to buy, exchange or sell your shares.

                                                 FUND SERVICES [graphic omitted]
                                                 -------------
                                                 BUYING SHARES

                                OPENING AN ACCOUNT     ADDING TO AN ACCOUNT

 THROUGH YOUR INVESTMENT DEALER
                                 o  Call your        o  Call your
                                    investment          investment
                                    dealer for          dealer for
                                    information         information

 BY MAIL
                                 o  Make out a       o  Make out a
                                    check in U.S.       check in U.S.
  [Graphic Omitted]                 dollars for the     dollars for the
                                    investment          investment
                                    amount, payable     amount, payable
                                    to "New England     to "New England
                                    Funds." Third       Funds." Third
                                    party checks        party checks
                                    will generally      will generally
                                    not be accepted.    not be accepted.

                                 o  Mail the check   o  Fill out the
                                    with your           detachable
                                    completed           investment slip
                                    application to      from an account
                                    New England         statement. If
                                    Funds, P.O. Box     no slip is
                                    8551, Boston,       available,
                                    MA 02266-8551.      include with
                                                        the check a letter
                                                        specifying the
                                                        Fund name, your
                                                        class of shares, your
                                                        account number
                                                        and the registered
                                                        account name(s)
                                                        or to make
                                                        investing even
                                                        easier, you can
                                                        order more investment
                                                        slips by calling
                                                        800-225-5478.

BY EXCHANGE
                                 o  The exchange     o  The exchange
     [Graphic Omitted]              must be for a       must be for a
                                    minimum of          minimum of
                                    $1,000 or for       $1,000 or for
                                    all of your         all of your
                                    shares.             shares.

                                 o  Obtain a         o  Call your
                                    current             investment
                                    prospectus for      dealer or New
                                    the Fund into       England Funds
                                    which you are       at 800-225-5478
                                    exchanging by       to request an
                                    calling your        exchange.
                                    investment
                                    dealer or New    o  See the section
                                    England Funds       entitled
                                    at                  "Exchanging
                                    800-225-5478.       Shares" for
                                                        more details.
                                 o  Call your
                                    investment
                                    dealer or New
                                    England Funds
                                    to request an
                                    exchange.

                                 o  See the section
                                    entitled
                                    "Exchanging
                                    Shares" for
                                    more details.

BY WIRE
                                 o  Call New         o  Instruct your
  [Graphic Omitted]                 England Funds       bank to
                                    at 800-225-5478     transfer funds
                                    to obtain an        to State Street
                                    account number      Bank & Trust
                                    and wire            Company, ABA#
                                    transfer            011000028, DDA#
                                    instructions.       99011538.
                                    Your bank may
                                    charge you for   o  Specify the
                                    such a              Fund name, your
                                    transfer.           class of
                                                        shares, your
                                                        account number
                                                        and the registered
                                                        account name(s).
                                                        Your bank may charge
                                                        you for such a
                                                        transfer.

AUTOMATIC INVESTING THROUGH INVESTMENT BUILDER
   [Graphic Omitted]             o  Indicate on      o  Please call New
                                    your                England Funds
                                    application         at 800-225-5478
                                    that you would      for a Service
                                    like to begin       Options Form. A
                                    an automatic        signature
                                    investment plan     guarantee may
                                    through             be required to
                                    Investment          add this
                                    Builder and the     privilege.
                                    amount of the
                                    monthly          o  See the section
                                    investment          entitled
                                    ($100 minimum).     "Additional
                                                        Investor
                                 o  Send a check        Services."
                                    marked "Void"
                                    or a deposit
                                    slip from your
                                    bank account
                                    along with your
                                    application.

THROUGH AUTOMATED CLEARING HOUSE (ACH)
   [Graphic Omitted]             o  Ask your bank    o  Call New
                                    or credit union     England Funds
                                    whether it is a     at 800-225-5478
                                    member of the       to add shares
                                    ACH system.         to your account
                                                        through ACH.
                                 o  Complete the
                                    "Telephone       o  If you have not
                                    Withdrawal and      signed up for
                                    Exchange" and       the ACH system,
                                    "Bank               please call New
                                    Information"        England Funds
                                    sections on         for a Service
                                    your account        Options Form. A
                                    application.        signature
                                                        guarantee may
                                 o  Mail your           be required to
                                    completed           add this
                                    application to      privilege.
                                    New England
                                    Funds, P.O. Box
                                    8551, Boston,
                                    MA 02266-8551.

[graphic omitted] FUND SERVICES
                  -------------
                  SELLING SHARES

                       TO SELL SOME OR ALL OF YOUR SHARES
Certain restrictions may apply. See the section entitled "Restrictions on Buying, Selling and Exchanging Shares."

THROUGH YOUR INVESTMENT DEALER
o  Call your investment dealer for information.

BY MAIL
[graphic Omitted]


o Write a letter to request a redemption specifying the name of the Fund, the class of shares, your account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section entitled "Selling Shares in Writing."

o The request must be signed by all of the owners of the shares including the capacity in which they are signing, if appropriate.


o  Mail your request to New England Funds, P.O. Box 8551, Boston, MA 02266-8551.

o Your proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter. If you choose to have your proceeds delivered by mail, they will generally be mailed to you on the business day after the request is received. You may also choose to redeem by wire or through ACH (see below).

 BY EXCHANGE
[graphic Omitted]
o Obtain a current prospectus for the Fund into which you are exchanging by calling your investment dealer or New England Funds at 800-225-5478.

o  Call New England Funds to request an exchange.

o  See the section entitled "Exchanging Shares" for more details.

BY WIRE
[graphic omitted]
o Fill out the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.

o Call New England Funds at 800-225-5478 or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.

o Proceeds (less any applicable CDSC) will generally be wire d on the next business day. A wire fee (currently $5.00) will be deducted from the proceeds.

THROUGH AUTOMATED CLEARING HOUSE (ACH)
[graphic omitted]
o  Ask your bank or credit union whether it is a member of the ACH system.

o Complete the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.

o If you have not signed up for the ACH system on your application, please call New England Funds at 800-225-5478 for a Service Options Form.

o  Call New England Funds to request a redemption through thi s system.

o Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days.

 BY SYSTEMATIC WITHDRAWAL PLAN
[graphic omitted]
o Please refer to the section entitled "Additional Investor Services" or call New England Funds at 800-225-5478 or your financial representative for information.

o Because withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

 BY TELEPHONE
[graphic omitted]
o  You may receive your proceeds by mail, by wire or through ACH (see above).

o Call New England Funds at 800-225-5478 to choose the method you wish to use to redeem your shares.


BY CHECK
[graphic omitted]
o Select the checkwriting option on your account application and complete the attached signature card.


o To add this privilege to an existing account, call New England Funds at 800-225-5478 for a Service Options Form.

o  Each check must be written for $500 or more.

o You may not close your account by withdrawal check. Please call your financial representative or New England Funds to close an account.

                                                 FUND SERVICES [graphic omitted]
                                                 -------------
                                     SELLING SHARES IN WRITING

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations we also may require a signature guarantee or additional documentation.

A signature guarantee protects you against fraudulent orders and is necessary if:

o  your address of record has been changed within the past 30 days;

o you are selling more than $100,000 worth of shares and you are requesting the proceeds by check; or

o a proceeds check for any amount is mailed to an address other than the address of record or not payable to the registered owner(s).


A notary public CANNOT provide a signature guarantee. A signature guarantee can be obtained from one of the following sources:

o  a financial representative or securities dealer;

o  a federal savings bank, cooperative, or other type of bank;

o  a savings and loan or other thrift institution;

o  a credit union; or

o  a securities exchange or clearing agency.

The following table shows same situations in which additional documentation may be necessary. Please call your financial representative or New England Funds regarding requirements for other account types.

SELLER (ACCOUNT TYPE)            REQUIREMENTS FOR WRITTEN REQUESTS

INDIVIDUAL, JOINT, SOLE          o The signatures on the letter must include all
PROPRIETORSHIP,                    persons authorized to sign, including title,
UGMA/UTMA (MINOR ACCOUNTS)         if applicable.

                                 o Signature guarantee, if applicable
                                   (see above).


CORPORATE OR ASSOCIATION         o  The signatures on the letter must include
ACCOUNTS                            all persons authorized to sign, including
                                    title.

OWNERS OR TRUSTEES OF TRUST      o  The signature on the letter must include
ACCOUNTS                            all trustees authorized to sign, including
                                    title.

                                 o  If the names of the trustees are not
                                    registered on the account, please provide a copy of the trust document certified within the past 60 days.

                                 o  Signature guarantee, if applicable
                                    (see above).


JOINT TENANCY WHOSE CO-TENANTS   o  The signatures on the letter must include
ARE DECEASED                        all surviving tenants of the account.

                                 o  Copy of the death certificate.

                                 o Signature guarantee if proceeds check is issued to other than the surviving tenants.


POWER OF ATTORNEY (POA)          o  The signature on the letter must include
                                    the attorney-in-fact, indicating such title.

                                 o  A signature guarantee.

                                 o Certified copy of the POA document stating it is still in full force and effect, specifying the exact Fund and account number, and certified within 30 days of receipt of instructions.*

EXECUTORS OF ESTATES,            o  The signature on the letter must include
ADMINISTRATORS,                     those authorized to sign, including
GUARDIANS, CONSERVATORS             capacity.

                                 o  A signature guarantee.

                                 o  Certified copy of court document where
                                    signer derives authority, e.g.: Letters of Administration, Conservatorship, Letters
                                    Testamentary.*


*Certification may be made on court documents by the court, usually certified by the clerk of the court. POA certification may be made by a commercial bank, broker/member of a domestic stock exchange, or a practicing attorney.

[graphic omitted] FUND SERVICES
                  -------------
                  EXCHANGING SHARES


In general, you may exchange shares of your Fund for shares of the same class of another New England Fund without paying a sales charge or a CDSC (see the sections entitled "Buying Shares" and "Selling Shares.") An exchange must be for a minimum of $1,000 (or the total net asset value of your account, whichever is less), or $100 if made under the Automatic Exchange Plan (see the section entitled "Additional Investor Services"). All exchanges are subject to the eligibility requirements of the New England Fund or Money Market Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of the Fund may be legally sold. For federal income tax purposes, an exchange of Fund shares for shares of another New England Fund or Money Market Fund is treated as a sale on which gain or loss may be recognized. Please refer to the Statement of Additional Information (the "SAI") for more detailed information on exchanging Fund shares.


RESTRICTIONS ON BUYING, SELLING AND EXCHANGING SHARES


PURCHASE AND EXCHANGE RESTRICTIONS
Although the Fund does not anticipate doing so, it reserves the right to suspend or change the terms of purchasing or exchanging shares. The Fund and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the best interest of the Fund's other shareholders or would disrupt the management of the Fund. The Fund and the Distributor reserve the right to restrict purchases and exchanges for the accounts of "market timers" by limiting the transaction to a maximum dollar amount. An account will be deemed to be one of a market timer if: (i) more than two exchange purchases of a given Fund are made for the account in a calendar quarter or (ii) the account makes one or more exchange purchases of a given Fund in a calendar quarter in an aggregate amount in excess of 1% of the Fund's total net assets.

SELLING RESTRICTIONS
The table below describes restrictions placed on selling shares of the Fund:


RESTRICTION                                          SITUATION

The Fund may suspend the right          o  When the New York Stock Exchange is
of redemption or postpone                  closed (other than a
payment for more than 7 days:              weekend/holiday)

                                        o  During an emergency

                                        o  Any other period permitted by the
                                           SEC


The Fund reserves the right to suspend  o  With a notice of a dispute between
account services or refuse                 registered owners
transaction requests:
                                        o  With suspicion/evidence of a
                                           fraudulent act

The Fund may pay the redemption price   o  When it is detrimental for the Fund
in whole or part by a distribution         to make cash payments as determined
in kind of readily marketable              in the sole discretion of the
securities in lieu of cash or may          adviser or subadviser
take up to 7 days to pay a
redemption request in order to
raise capital:

The Fund may close your account and     o  When the Fund account falls below a
send you the proceeds. Shareholders        set minimum (currently $1,000 as
will have 60 days after being notified     set by the Fund's Board of
of the Fund's intention to close your      Trustees)
account to increase the account to the
set minimum. This does not apply to
certain qualified retirement plans,
automatic investment plans or accounts
that have fallen below the minimum
solely because of fluctuations in the
Fund's net asset value per share:


The Fund may withhold redemption        o  When redemptions within 10 calendar
proceeds until the check or funds          days of purchase by check or ACH of
have cleared:                              the shares being redeemed

If you hold certificates representing your shares, they must be sent with your request for it to be honored.


The Fund recommends that certificates be sent by registered mail.

                                                 FUND SERVICES [graphic omitted]
                                                 -------------
                                    HOW FUND SHARES ARE PRICED


"Net asset value" is the price of one share of the Fund without a sales charge, and is calculated each business day using this formula:


                     TOTAL MARKET VALUE OF SECURITIES + CASH AND OTHER ASSETS
                                          - LIABILITIES
NET ASSET VALUE =    ----------------------------------------------------------
                                   NUMBER OF OUTSTANDING SHARES

The net asset value of Fund shares is determined according to this schedule:

o A share's net asset value is determined at the close of regular trading on the New York Stock Exchange (the "Exchange") on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time.

o The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received "in good order" by State Street Bank and Trust Company, the Fund's custodian (plus or minus applicable sales charges as described earlier in this Prospectus).

o Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.

o A Fund heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

*Under limited circumstances, the Distributor may enter into a contractual agreement where it may accept orders after 5:00 p.m. and before 8:00 p.m.

Generally, during times of substantial economic or market change it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in "Buying Shares" and "Selling Shares."

Generally, Fund securities are valued as follows:

o EQUITY SECURITIES -- most recent sales or quoted bid price as provided by a pricing service.

o DEBT SECURITIES (other than short-term obligations) -- based upon pricing service valuations, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.


o SHORT-TERM OBLIGATIONS (remaining maturity of less than 60 days) -- amortized cost (which approximates market value).


o SECURITIES TRADED ON FOREIGN EXCHANGES -- most recent sale/bid price on the non-U.S. exchange, unless an occurrence after the closing of the exchange will materially affect its value. In that case, it is given fair value as determined by or under the direction of the Fund's Board of Trustees at the close of regular trading on the Exchange.

o  OPTIONS -- last sale price, or if not available, last offering price.

o FUTURES -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or under the direction of the Funds' Board of Trustees.

o ALL OTHER SECURITIES -- fair market value as determined by the adviser or subadviser of the Fund under the direction of the Fund's Board of Trustees.

The effect of fair value pricing as described above under "Securities traded on foreign exchanges" and "All other securities" is that securities may not be priced on the basis of quotations from the primary market in which they are traded but rather, may be priced by another method that the Fund's Board of Trustees believes accurately reflects fair value.

[graphic omitted] FUND SERVICES
                  -------------
                  DIVIDENDS AND DISTRIBUTIONS

The Fund generally distributes most or all of its net investment income (tax exempt and taxable income other than capital gains) in the form of dividends. The Fund declares dividends daily and pays them monthly. The Fund distributes all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. The Fund's Board of Trustees may adopt a different schedule as long as payments are made at least annually.


Depending on your investment goals and priorities, you may choose to:

  o participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value in shares of the same class of another New England Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about this program, see the section entitled "Additional Investor Services."

  o receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund or in the same class of another New England Fund.

  o receive all distributions in cash.

Unless you select one of the above options, distributions will automatically be reinvested in shares of the same class of the Fund at net asset value. For more information or to change your distribution option, contact New England Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a non-retirement plan Fund, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. Be sure to keep the 1099 as a permanent record. A fee may be charged for any duplicate information requested.


TAX CONSEQUENCES
The Fund intends to meet all requirements of the Internal Revenue Code (the "Code") necessary to qualify as a "regulated investment company." The Fund also intends to meet all the requirements of the Code necessary to ensure that it is qualified to pay "exempt interest dividends," which means the Fund can pass to shareholders the federal tax-exempt status of interest received by it from obligations paying tax-exempt interest. Such dividends derived from interest on New York Tax-Exempt Securities are also exempt from New York personal income taxes and New York City income taxes.

Distributions derived from short-term capital gains or investment income are generally taxable at ordinary income rates. Distributions of gains from investments that the Fund owned for more than one year that are designated by the Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain, regardless of how long the shareholder has held Fund shares.

An exchange of shares for shares of another New England Fund or Money Market Fund is treated as a sale, and any resulting gain or loss may be subject to federal income tax. If you purchase shares of the Fund shortly before it declares a capital gain distribution or a dividend, a portion of the purchase price may be returned to you as a taxable distribution.

If you receive social security or railroad retirement benefits, you may be taxed on a portion of those benefits as a result of receiving exempt interest dividends. Also, an investment in the Fund may result in a liability for federal AMT as well as state and local taxes, both for individual and corporate shareholders.

                                                 FUND SERVICES [graphic omitted]
                                                 -------------
                            COMPENSATION TO SECURITIES DEALERS


As part of their business strategies, the Fund pays securities dealers that sell its shares. This compensation originates from two sources: sales charges (front-end or deferred) and 12b-1 fees (comprising the annual service and/or distribution fees of a plan adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940). The sales charges are detailed in the section entitled "How Sales Charges are Calculated." Each class of the Fund's shares pays an annual service fee of 0.25% of its average daily net assets. Class B shares of the Fund pays an annual distribution fee of 0.75% of their average daily net assets for 8 years (at which time they automatically convert into Class A shares). Generally, the 12b-1 fees are paid to securities dealers on a quarterly basis. Because these distribution fees are paid out of the Fund's assets on an ongoing basis, over time these fees for Class B shares will increase the cost of your investment and may cost you more than paying the front-end sales charge on Class A shares.


The Distributor may, at its expense, pay concessions in addition to the payments described above to dealers which satisfy certain criteria established from time to time by the Distributor relating to increasing net sales of shares of the New England Funds over prior periods, and certain other factors. See the SAI for more details.

[graphic omitted] FUND SERVICES
                  -------------
                  ADDITIONAL INVESTOR SERVICES

INVESTMENT BUILDER PROGRAM
This is New England Funds' automatic investment plan. You may authorize automatic monthly transfers of $100 or more from your bank checking or savings account to purchase shares of one or more New England Funds. To join the Investment Builder Program, please refer to the section entitled "Buying Shares."

DIVIDEND DIVERSIFICATION PROGRAM
This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another New England Fund or Money Market Fund, subject to the eligibility requirements of that other Fund and to state securities law requirements. Shares will be purchased at the selected Fund's net asset value without a front-end sales charge or CDSC on the dividend record date. Before establishing a dividend diversification program into any other New England Fund or Money Market Fund, please read its Prospectus carefully.

AUTOMATIC EXCHANGE PLAN
New England Funds has an automatic exchange plan under which shares of a class of a Fund are automatically exchanged each month for shares of the same class of another New England Fund or Money Market Fund. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please refer to the SAI for more information on the Automatic Exchange Plan.

SYSTEMATIC WITHDRAWAL PLAN
This plan allows you to redeem shares and receive payments from your Fund on a regular schedule. Redemption of shares that are part of the Systematic Withdrawal Plan are not subject to a CDSC. However, the amount or percentage you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your account on the day you establish your plan. To establish a Systematic Withdrawal Plan, please refer to the section entitled "Selling Shares."


NEW ENGLAND FUNDS PERSONAL ACCESS LINE(TM) ("PAL")
This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, press 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Fund prices and recent performance. You may also use PAL to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.


NEW ENGLAND FUNDS WEB SITE
Visit us at WWW.MUTUALFUNDS.COM to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in your existing accounts. Certain restrictions may apply.

  [GRAPHIC OMITTED]
        FUND PERFORMANCE
        ----------------

        The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years.
        Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, are included in the Statement of Additional Information, which is available upon request.

NEW ENGLAND TAX FREE INCOME FUND OF NEW YORK

------------------------------------------------------------------------------------------------------------------------------------
                                                  CLASS A                                               CLASS B

                                          YEAR ENDED DECEMBER 31,                               YEAR ENDED DECEMBER 31,

                              1994       1995       1996       1997       1998        1994      1995      1996      1997      1998

Net Asset Value,
  Beginning of Year          $ 7.76     $ 7.07     $ 7.68     $ 7.64     $ 7.90      $ 7.76    $ 7.06    $ 7.67    $ 7.62    $ 7.88
                             ------     ------     ------     ------     ------      ------    ------    ------    ------    ------

INCOME FROM INVESTMENT
  OPERATIONS
Net Investment Income          0.37       0.38       0.39       0.37       0.37        0.32      0.33      0.34      0.32      0.31
Net Realized and
  Unrealized Gain (Loss)
  on Investments              (0.68)      0.62      (0.05)      0.27      (0.01)      (0.69)     0.62     (0.06)     0.27     (0.01)
                             ------     ------     ------     ------     ------      ------    ------    ------    ------    ------
Total From Investment
  Operations                  (0.31)      1.00       0.34       0.64       0.36       (0.37)     0.95      0.28      0.59      0.30
                             ------     ------     ------     ------     ------      ------    ------    ------    ------    ------

LESS DISTRIBUTIONS
Distributions From Net
  Investment Income           (0.38)     (0.39)     (0.38)     (0.38)     (0.37)      (0.33)    (0.34)    (0.33)    (0.33)    (0.31)
                             ------     ------     ------     ------     ------      ------    ------    ------    ------    ------
Total Distributions           (0.38)     (0.39)     (0.38)     (0.38)     (0.37)      (0.33)    (0.34)    (0.33)    (0.33)    (0.31)
                             ------     ------     ------     ------     ------      ------    ------    ------    ------    ------
Net Asset Value, End of
  Year                       $ 7.07     $ 7.68     $ 7.64     $ 7.90     $ 7.89      $ 7.06    $ 7.67    $ 7.62    $ 7.88    $ 7.87
                             ======     ======     ======     ======     ======      ======    ======    ======    ======    ======

TOTAL RETURN (%) (b)           (4.1)      14.5        4.6        8.7        4.7        (4.9)     13.7       3.7       7.9       3.9

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
  Expenses to Average Net
Assets (%) (a)                 0.70       0.70       0.75       0.85       0.85        1.45      1.45      1.50      1.60      1.60
Ratio of Net Investment
  Income to Average Net
  Assets (%)                   5.13       5.18       5.15       4.88       4.73        4.38      4.43      4.40      4.13      3.98
Portfolio Turnover Rate(%)      219        155         99         40        158         219       155        99        40       158
Net Assets, End of
  Year (000)                $15,875    $16,388    $18,854    $20,527    $22,776      $1,152    $1,718    $2,154    $2,724    $3,073
------------------------------------------------------------------------------------------
(a) The ratio of operating
    expenses to average
    net assets without
    giving effect to an
    expense limitation
    would have been (%):       1.79       1.88       1.93       1.84       1.83        2.54      2.63      2.68      2.59      2.58

(b) A sales charge for Class A shares or a contingent deferred sales charge for Class B and C shares is not reflected in total return calculations.

GLOSSARY OF TERMS

BID PRICE -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

BOTTOM-UP APPROACH -- The search for outstanding performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.


CAPITAL GAIN DISTRIBUTIONS -- Payments to the Fund's shareholders of profits earned from selling securities in the Fund's portfolio. Capital gain distributions are usually paid once a year.


CREDIT RATING -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as S&P or Moody's. Bonds with a credit rating of BBB or higher by S&P or Baa or higher by Moody's are generally considered investment grade.

DERIVATIVE -- A financial instrument whose value and performance are based upon the value and performance of another security or financial instrument.

DISCOUNTED PRICE -- The difference between a bond's current market price and its face or redemption value.

DIVERSIFICATION -- The strategy of investing in a wide range of companies or industries to reduce the risk if an individual company or sector suffers losses.

DIVIDEND YIELD -- The current or estimated annual dividend divided by the market price per share of a security.

DURATION -- A measure of how much a bond's price inversely fluctuates with changes in prevailing interest rates.

EARNINGS GROWTH -- A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

FUNDAMENTAL ANALYSIS -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysts consider past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, these analysts assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

GROWTH INVESTING -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.


INCOME DISTRIBUTIONS -- Payments to the Fund's shareholders resulting from the net interest or dividend income earned by the Fund's portfolio.


INFLATION -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

INTEREST RATE -- Rate of interest charged for the use of money, usually expressed at an annual rate.

MARKET CAPITALIZATION -- The market price of a company's shares multiplied by the number of shares outstanding. Large capitalization companies generally have over $5 billion in market capitalization; medium cap companies between $1.5 billion and $5 billion; and small cap companies less than $1.5 billion. These capitalization figures may vary depending upon the index being used and/ or the guidelines used by the portfolio manager.

MATURITY -- The final date on which the payment of a debt instrument (e.g. bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.


NET ASSET VALUE (NAV) -- The market value of one share of the Fund on any given day without a front-end sales charge or CDSC. It is determined by dividing the Fund's total net assets by the number of shares outstanding.


PRICE-TO-BOOK RATIO -- Current market price of a stock divided by its book value, or net asset value.

PRICE-TO-EARNINGS RATIO -- Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price-to-earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different securities. Some firms use the inverse ratio for this calculation (i.e. earnings-to-price ratio).

RETURN ON EQUITY -- The amount, expressed as a percentage, earned on a company's common stock investment for a given period. It is calculated by dividing net income for the period after preferred stock dividends but before common stock dividends by the common stock equity (net worth) average for the accounting period. This tells common shareholders how effectively their money is being employed.

TECHNICAL ANALYSIS -- The research into the demand and supply for securities, options, mutual funds and commodities based on trading volume and price studies. Technical analysis uses charts or computer programs to identify and project price trends in a market, security, mutual fund or futures contract.

TOP-DOWN APPROACH -- The method in which an investor first looks at trends in the general economy, selects attractive industries and then companies that should benefit from those trends.


TOTAL RETURN -- The change in value of an investment in the Fund over a specific time period expressed as a percentage. Total returns assume all earnings are reinvested in additional shares of the Fund.


VALUE INVESTING -- A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

VOLATILITY -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

YIELD -- The rate at which a fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

YIELD-TO-MATURITY -- The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

[graphic omitted]


        IF YOU WOULD LIKE MORE INFORMATION ABOUT THE FUND, THE FOLLOWING
                  DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

    ANNUAL AND SEMIANNUAL REPORTS -- Provide additional information about the
     Fund's investments. Each report includes a discussion of the market conditions and investment strategies that significantly affected the
               Fund's performance during its last fiscal year.

     STATEMENT OF ADDITIONAL INFORMATION (SAI) -- Provides more detailed information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

                  TO ORDER A FREE COPY OF THE FUND'S ANNUAL OR
             SEMIANNUAL REPORT OR ITS SAI, CONTACT YOUR FINANCIAL
                         REPRESENTATIVE, OR THE FUND AT:


                           New England Funds, L.P.
                             399 Boylston Street
                         Boston, Massachusetts 02116
                           Telephone: 800-225-5478
                        Internet: www.mutualfunds.com

   Your financial representative or New England Funds will also be happy to answer your questions or to provide any additional information that you may require.


                You can review the Fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Text-only copies are available free from the Commission's Web site at: www.sec.gov.


   Copies of these publications are also available for a fee by writing or calling the Public Reference Room of the SEC,
                         Washington, D.C. 20549-6009
                           Telephone: 800-SEC-0330

               New England Funds, L.P., and other firms selling shares of New England Funds are members of the National Association of
   Securities Dealers, Inc. (NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its
                 Public Disclosure Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting the NASD at 800-289-9999 or by visiting their Web site at www.NASDR.com.



                              NEW ENGLAND TAX FREE
                             INCOME FUND OF NEW YORK



                  (Investment Company Act File No. 811-242)


                                   XNY51-0599

     [Graphic Omitted]
    NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)

    New England
Massachusetts Tax Free Income Fund
--------------------------------------------------------------------------------




[Graphic Omitted]


                                     PROSPECTUS
                                    May 3, 1999

                                                       WHAT'S INSIDE

                                     [Graphic Omitted] GOALS, STRATEGIES & RISKS
                                                       PAGE 1

                                     [Graphic Omitted] FUND FEES & EXPENSES
                                                       PAGE 3

                                     [Graphic Omitted] MANAGEMENT TEAM
                                                       PAGE 5

                                     [Graphic Omitted] FUND SERVICES
                                                       PAGE 6

                                     [Graphic Omitted] FUND PERFORMANCE
                                                       PAGE 18

The Securities and Exchange Commission has not approved the Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

For general information on the Fund or any of its services and for assistance in opening an account, contact your financial representative or call New England Funds.

New England Funds
399 Boylston Street, Boston, Massachusetts 02116
800-225-5478

TABLE OF CONTENTS


GOALS, STRATEGIES & RISKS
New England Massachusetts Tax Free Income Fund ............................  1

FUND FEES & EXPENSES
Fund Fees & Expenses ......................................................  3

MORE ABOUT RISK
More About Risk ...........................................................  4


 MANAGEMENT TEAM


Meet the Funds' Investment Adviser and Subadviser .........................  5
Meet the Funds' Portfolio Manager .........................................  5

FUND SERVICES
Investing in the Fund .....................................................  6
How Sales Charges are Calculated ..........................................  7
Ways to Reduce or Eliminate Sales Charges .................................  8
It's Easy to Open an Account ..............................................  9
Buying Shares ............................................................. 10
Selling Shares ............................................................ 11
Selling Shares in Writing ................................................. 12
Exchanging Shares ......................................................... 13
How Fund Shares Are Priced ................................................ 14
Dividends and Distributions ............................................... 15
Tax Consequences .......................................................... 15
Compensation to Securities Dealers ........................................ 16
Additional Investor Services .............................................. 17

FUND PERFORMANCE
New England Massachusetts Tax Free Income Fund ............................ 18
Glossary of Terms ......................................................... 19


If you have any questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."


To learn more about the possible risks of investing in the Fund, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Fund may engage. Please read this section carefully before you invest.


Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

                          FUND FOCUS                     DURATION
                   Stability  Income  Growth    Quality  Short  Int.  Long
                   -------------------------             -----------------
              High               X              High                    X
                   ---------  ------  ------             ------ ----  ----
              Mod.     X                        Mod.
                   ---------  ------  ------             ------ ----  ----
              Low                        X      Low

GOALS, STRATEGIES & RISKS
NEW ENGLAND MASSACHUSETTS
 TAX FREE INCOME FUND

ADVISER:      New England Funds Management, L.P. ("NEFM")
SUBADVISER:   Back Bay Advisors, L.P. ("Back Bay Advisors")
MANAGER:      James S. Welch

TICKER SYMBOL: CLASS A          CLASS B
               ------------------------
                NEFMX            NEMBX

INVESTMENT GOAL
The Fund seeks to maintain a high level of current income exempt from federal and Massachusetts personal income tax.

The Fund's investment goal may be changed without shareholder approval.


INVESTMENT STRATEGIES
The Fund is a non-diversified Fund that typically invests in a mix of Massachusetts municipal bonds, including general obligation bonds and issues secured by specific revenue streams. It is a fundamental policy of the Fund to normally invest 80% of its net assets in debt obligations exempt from regular federal income tax. Back Bay Advisors manages the Fund so that shareholders are also exempt from Massachusetts personal income taxes. To achieve this goal the Fund invests (1) at least 90% of its assets in debt obligations on which the interest is exempt from federal income tax (other than the alternative minimum tax ("AMT")) and Massachusetts personal income tax ("Massachusetts Tax-Exempt Securities") and (2) not more than 20% of its assets in debt obligations on which the interest is subject to AMT for individuals. The Fund will also invest at least 65% of its assets in securities that are exempt from Massachusetts state income tax. Additionally, at least 85% of the Fund's assets will consist of securities rated BBB or better by Standard & Poor's Ratings Group ("S&P") or Fitch Investor Services, Inc. ("Fitch") or Baa or better by Moody's Investors Service, Inc. ("Moody's") or are non-rated but are considered to be of comparable quality by Back Bay Advisors.


Back Bay Advisors follows a conservative total-return orientated investment approach in selecting securities for the Fund. It takes into account economic and market conditions as well as issuer specific data in attempting to construct a portfolio with the following characteristics:

x Average credit rating of A (as rated by S&P or Moody's) x Average maturity of between 15 and 25 years

In selecting investments for the Fund, Back Bay Advisors employs the following strategies:

o The Fund's portfolio manager works closely with municipal bond analysts to develop an outlook on the economy from research provided by various Wall Street firms as well as specific forecasting services.

o Next, the analysts conduct a thorough review of individual securities to identify what they consider attractive values in the obligations available in Massachusetts. This value analysis uses quantitative tools such as internal and external computer systems and software.

o The Fund's portfolio manager and analysts then perform a careful and continuous credit analysis to identify the range of the credit quality spectrum most likely to provide the Fund with the highest level of tax free income consistent with overall credit quality.

o Back Bay Advisors seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. The portfolio manager primarily invests in general obligation bonds and revenue bonds issued by the Massachusetts government and its agencies.

The Fund may:

o Invest up to 15% of its assets in bonds below investment grade (i.e. credit rating of BB or lower by S&P or Fitch or Ba or lower by Moody's, or considered to be of comparable grade by Back Bay Advisors).

o   Invest in zero-coupon bonds.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS
FIXED-INCOME SECURITIES: Subject to interest rate risk, credit risk and liquidity risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due and including the risk of default. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of fixed income securities rises when prevailing interest rates fall and falls when interest rates rise. Lower-quality fixed-income securities and zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.

STATE SPECIFIC: Weakness in the local or national economy could adversely affect the credit ratings and creditworthiness of Massachusetts municipal securities in which the Fund invests.

NON-DIVERSIFIED STATUS: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer. Therefore, the Fund's return could be significantly affected by the performance of any one of the small number of obligations in its portfolio.

EVALUATING THE FUND'S PAST PERFORMANCE
The bar chart and table shown below give an indication of the risks of investing in New England Massachusetts Tax Free Income Fund. The Fund's past performance does not necessarily indicate how it will perform in the future.

The bar chart shows the Fund's total return for Class A shares for each of the last ten calendar years. The returns for the Class B shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of that class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

[Total Return for Class A Shares]


1989                          8.0%
1990                          5.2%
1991                         11.5%
1992                          9.1%
1993                         12.4%
1994                         -7.4%
1995                         17.8%
1996                          3.2%
1997                          9.3%
1998                          4.9%

o  Highest Quarterly Return: First Quarter 1995, up 7.6%
o  Lowest Quarterly Return:  First Quarter 1994, down 6.1%

The table below shows the Fund's average annual total returns for the one-year, five-year and ten-year periods (or since the class' inception if shorter) compared to those of the Lehman Municipal Bond Index, an unmanaged index of bonds issued by states, municipalities and other government entities having maturities of more than one year. They are also compared to the Lipper Massachusetts Municipal Debt Average ("Lipper MA Muni Debt Average") and the Morningstar Municipal Single State Long Average ("Morningstar Muni Single State Long Avg."), each an average of the annual total returns of all mutual funds with an investment style similar to that of the Fund as calculated by Lipper Inc. and Morningstar Inc. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charge that you may pay when you buy or redeem the Fund's shares. The Lehman Municipal Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper MA Muni Debt Average and Morningstar Muni Single State Long Average returns have been adjusted for these expenses but do not reflect a sales charge.

------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 1998)       PAST 1    PAST 5  PAST 10
                                                 YEAR     YEARS    YEARS
------------------------------------------------------------------------------
New England MA Tax Free Income Fund: Class A
  (inception 3/23/84)                            0.4%     4.3%     6.7%
    Lehman Municipal Bond Index                  6.5%     6.2%     8.2%
    Lipper MA Muni Debt Average                  5.4%     5.3%     7.6%
    Morningstar Muni Single Long State Avg.      5.4%     5.3%     7.5%

New England MA Tax Free Income Fund: Class B
  (inception 9/13/93)                           -0.7%     4.2%     4.2%*
    Lehman Municipal Bond Index
      (calculated from 9/30/93)                  6.5%     6.2%     6.2%*
    Lipper MA Muni Debt Average
      (calculated from 9/30/93)                  5.4%     5.3%     5.3%*
    Morningstar Muni Single State Long Avg.
      (calculated from 9/30/93)                  5.4%     5.3%     5.2%*
------------------------------------------------------------------------------


For actual past expenses of Class A and B shares, see the section entitled "Fund Fees & Expenses."


* Since indeption

                                        FUND FEES AND EXPENSES [graphic omitted]


The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
(fees paid directly from your investment)



                                                        CLASS A        CLASS B

Maximum sales charge (load) imposed on purchases
    (as a percentage of offering price)(1)(2)            4.25%           None

Maximum deferred sales charge (load)
    (as a percentage of original purchase price
     or redemption proceeds, as applicable(2)             (3)           5.00%

Redemption fees                                          None*           None*

(1) A reduced sales charge on Class A shares applies in some cases. See "Ways to Reduce or Eliminate Sales Charges."
(2) Does not apply to reinvested distributions.
(3) A 1.00% contingent deferred sales charge applies with respect to certain purchases of Class A shares greater than $1,000,000 redeemed within 1 year after purchase, but not to any other purchases or redemptions of Class A shares. See "How Sales Charges are Calculated."
* A transaction fee will be charged for expedited payment of proceeds such as by wire or by overnight delivery.


ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

                                                             CLASS A           CLASS B

Management fees                                               0.58%             0.58%
Distribution and/or service (12b-1) fees                      0.35%             1.00%*
Other expenses                                                0.38%             0.38%
Total annual fund operating expenses                          1.31%             1.96%
Fee waiver and/or expense reimbursement**                     0.31%             0.31%
Net expenses                                                  1.00%             1.65%

 * Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities  Dealers, Inc.
** NEFM has given a binding undertaking to the Fund to limit the amount of the Fund's total fund operating expenses to 1.00%
   and 1.65% annually of the Fund's average daily net assets for Class A and Class B shares, respectively. This undertaking will be in effect for the life of this Prospectus.

[graphic omitted] FUND FEES AND EXPENSES


EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The example assumes that:

o  You invest $10,000 in the Fund for the time periods indicated;

o  Your investment has a 5% return each year; and

o  The Fund's operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                                                        CLASS A              CLASS B
                                                                        (1)           (2)

1 year                                                 $  523         $  668       $  168

3 years                                                $  730         $  820       $  520

5 years                                                $  954         $1,097       $  897

10 years*                                              $1,598         $1,780       $1,780


(1) Assumes redemption at end of period.
(2) Assumes no redemption at end of period.
*   Class B shares automatically convert to Class A shares after 8 years; therefore, Class B amounts are calculated using Class A expenses in years 9 and 10.

MORE ABOUT RISK

The Fund has principal investment strategies that come with inherent risks. The following is a list of risks to which the Fund may be subject by investing in various types of securities or engaging in various practices.

MARKET RISK The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon change in an issuer's financial condition as well as overall market and economic conditions.

MANAGEMENT RISK The risk that a strategy used by the Fund's portfolio management may fail to produce the intended result.

CREDIT RISK The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

LEVERAGE RISK The risk associated with securities or practices (e.g. borrowing) that multiply small index or market movements into larger changes in value. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a derivative security is not used as a hedge, the Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

INTEREST RATE RISK The risk of market losses attributable to changes in interest rates. With fixed-income securities, a rise in interest rates typically causes a fall in value.

INFORMATION RISK The risk that key information about a security is inaccurate or unavailable.

OPPORTUNITY RISK The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

LIQUIDITY RISK The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may be costly to the Fund.

CORRELATION RISK The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

VALUATION RISK The risk that the Fund has valued certain securities at a higher price than it can sell them for.

POLITICAL RISK The risk of losses directly attributable to government or political actions.

YEAR 2000 PROBLEM Many computer systems today cannot distinguish between the year 1900 and the year 2000. New England Funds does not currently anticipate that computer problems related to the year 2000 will have a material effect on any Fund. However, there can be no assurances in this area, including the possibility that year 2000 computer problems could negatively affect communication systems, investment markets including investments by the Fund or the economy in general.

             MEET THE FUND'S INVESTMENT ADVISER AND SUBADVISER [graphic omitted]


The New England Funds family includes 23 mutual funds with a total of over $7 billion in assets under management as of March 31, 1999. The New England Funds are distributed through New England Funds, L.P. (the "Distributor"). This Prospectus covers New England Massachusetts Tax Free Income Fund (the "Fund"), which along with New England Stock Funds, New England Star Funds, New England Bond Funds and New England Intermediate Term Tax Free Fund of California constitute the "New England Funds." New England Cash Management Trust Money Market Series and New England Tax-Exempt Money Market Trust constitute the "Money Market Funds."

NEW ENGLAND FUNDS MANAGEMENT, L.P.
NEFM, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to the Fund. NEFM is a subsidiary of Nvest Companies, L.P. ("Nvest Companies"), which is part of an affiliated group including Nvest, L.P., a publicly-traded company listed on the New York Stock Exchange. Nvest Companies' 14 principal subsidiary or affiliated asset management firms, collectively, had more than $135 billion in assets under management as of December 31, 1998. NEFM oversees, evaluates and monitors the subadvisory services provided to the Fund. It also provides general business management and administration to the Funds. NEFM does not determine what investments will be purchased by the Fund. Back Bay Advisors makes the Fund's investment decisions.

The combined advisory and subadvisory fees paid by the Fund in 1998 as a percentage of the Fund's average daily net assets, after waiver or reimbursement, was 0.27%.

SUBADVISER
BACK BAY ADVISORS, 399 Boylston Street, Boston, Massachusetts 02116, serves as subadviser to the Fund. Back Bay Advisors is a subsidiary of Nvest Companies. Founded in 1986, Back Bay Advisors provides discretionary investment management services for approximately $9.5 billion of assets for mutual funds and various institutional investors.

SUBADVISORY AGREEMENTS
The Fund has received an exemptive order from the Securities and Exchange Commission (the "SEC") which permits NEFM to amend or continue existing subadvisory agreements when approved by the Fund's Board of Trustees, without shareholder approval. The exemption also permits NEFM to enter into new subadvisory agreements with subadvisers that are not affiliated with NEFM if approved by the Fund's Board of Trustees. Shareholders will be notified of any subadviser changes.

PORTFOLIO TRADES
In placing portfolio trades, the Fund's adviser or subadviser may use brokerage firms that market the Fund's shares or are affiliated with Nvest Companies, NEFM, or Back Bay Advisors. In placing trades, Back Bay Advisors will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Funds' Board of Trustees.

MEET THE FUND'S PORTFOLIO MANAGER


JAMES S. WELCH


James Welch has managed the Massachusetts Tax Free Income Fund since May 1995. Mr. Welch, Senior Vice President at Back Bay Advisors, has been with the company since 1993. Mr. Welch is a graduate of The Pennsylvania State University and has 9 years of investment experience.

                                                 FUND SERVICES [graphic omitted]
                                                 -------------
                                        INVESTING IN THE FUND

CHOOSING A SHARE CLASS
The Fund offers Class A and Class B shares to the public. Each class has different costs associated with buying, selling and holding Fund shares, which allow you to choose the class that best meets your needs. Which class of shares you choose will depend upon the size of your investment and how long you intend to hold your shares. Class B shares and certain shareholder features may not be available to you if you hold your shares in a street name account. Your financial representative can help you decide which class of shares is most appropriate for you.


CLASS A SHARES                        CLASS B SHARES
o  You pay a sales charge when you    o  You do not pay a sales charge
   buy Fund shares. There are            when you buy Fund shares. All
   several ways to reduce this           of your money goes to work
   charge. See the section entitled      for you right away.
   "Ways to Reduce or Eliminate
   Sales Charges."                    o  You pay higher annual
                                         expenses than Class A shares.
o  You pay lower annual expenses
   than Class B shares, giving you    o  You will pay a charge on
   the potential for higher returns      redemptions if you sell your
   per share.                            shares within 6 years of
                                         purchase, as described in the
o  You do not pay a sales charge on      section entitled "How Sales
   orders of $1 million or more, but     Charges are Calculated."
   you may pay a charge on
   redemption if you redeem these     o  Your Class B shares will
   shares within 1 year of purchase.     automatically convert into
                                         Class A shares after 8 years,
                                         which reduces your annual
                                         expenses.

                                      o  We will not accept an order
                                         for $1 million or more of
                                         Class B shares. You may,
                                         however, purchase $1 million
                                         or more of Class A shares,
                                         which will have no sales
                                         charge as well as lower
                                         annual expenses. You may pay
                                         a charge on redemption if you
                                         redeem these shares within 1
                                         year of purchase.

For actual past expenses of Class A and B shares, see the section entitled "Fund Fees & Expenses" in this Prospectus.

CERTIFICATES
Certificates will not be automatically issued for any class of shares. Upon written request, you may receive certificates for Class A shares only.

[graphic omitted] FUND SERVICES
                  -------------
                  HOW SALES CHARGES ARE CALCULATED

CLASS A SHARES
The price that you pay when you buy Class A shares ("offering price") is their net asset value plus a sales charge (sometimes called a "front-end sales charge") which varies depending upon the size of your purchase.

------------------------------------------------------------------------------

                                        CLASS A SALES CHARGES
   YOUR INVESTMENT        AS A % OF OFFERING PRICE   AS A % OF YOUR INVESTMENT

Less than  $ 50,000              4.25%                   4.44%
$ 50,000 - $ 99,999              4.00%                   4.17%
$100,000 - $249,999              3.50%                   3.63%
$250,000 - $499,999              2.50%                   2.56%
$500,000 - $999,999              2.00%                   2.04%
$1,000,000 or more               0.00%                   0.00%
------------------------------------------------------------------------------

CLASS B SHARES
The offering price of Class B shares is their net asset value, without a front-end sales charge. However, there is a contingent deferred sales charge ("CDSC") on shares that you sell within 6 years of buying them. The amount of the CDSC, if any, declines each year that you own your shares. The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange into Class B shares of another New England Fund. The CDSC equals the following percentages of the dollar amounts subject to the charge:

------------------------------------------------------------------------------

                    CLASS B CONTINGENT DEFERRED SALES CHARGES

    YEAR SINCE PURCHASE                CDSC ON SHARES BEING SOLD

          1st                                   5.00%
          2nd                                   4.00%
          3rd                                   3.00%
          4th                                   3.00%
          5th                                   2.00%
          6th                                   1.00%
       thereafter                               0.00%
------------------------------------------------------------------------------

HOW THE CDSC IS APPLIED TO YOUR SHARES
The CDSC is a sales charge you pay when you redeem certain fund shares. The
CDSC:

o  is calculated based on the number of shares you are selling:

o is based on either your original purchase price or the current net asset value of the shares being sold, whichever is lower;

o is deducted from the proceeds of the redemption, not from the amount remaining in your account; and

o for year one applies to redemptions through the day one year after the date on which your purchase was accepted, and so on for subsequent years.

A CDSC WILL NOT BE CHARGED ON:

o  increases in net asset value above the purchase price; or

o shares you acquired by reinvesting your dividends or capital gains distributions.

To keep your CDSC as low as possible, each time that you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares available to meet your request, we will sell the shares with the lowest CDSC.


EXCHANGES INTO SHARES OF A MONEY MARKET FUND
If you exchange shares of the Fund into shares of the Money Market Funds, the holding period for purposes of determining the CDSC and conversion into Class A shares stops until you exchange back into shares of another New England Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.

                                                 FUND SERVICES [graphic omitted]
                                                 -------------
                      WAYS TO REDUCE OR ELIMINATE SALES CHARGES

CLASS A SHARES
REDUCING SALES CHARGES
There are several ways you can lower your sales charge, including:

o LETTER OF INTENT -- allows you to purchase Class A shares of any New England Fund over a 13-month period but pay sales charges as if you had purchased all shares at once. This program can save you money if you plan to invest $50,000 or more over 13 months. Purchases in Class B and Class C shares may be used toward meeting the letter of intent.

o COMBINING ACCOUNTS -- allows you to combine shares of multiple New England Funds and classes for purposes of calculating your sales charge. You may combine your purchases with those of qualified accounts of a spouse, parents, children, siblings, grandparents, grandchildren, in-laws, individual fiduciary accounts, sole proprietorships, single trust estates and any other group of individuals acceptable to the Distributor.

These privileges do not apply to the Money Market Funds unless shares are purchased through an exchange from another New England Fund.

ELIMINATING SALES CHARGES AND CDSC
Class A shares may be offered without front-end sales charges or a CDSC to the following individuals and institutions:

o Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;

o  Selling brokers, sales representatives or other intermediaries;

o Fund trustees and other individuals who are affiliated with any New England Fund or Money Market Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned);

o Participants in certain Retirement Plans with at least 100 members (one-year CDSC may apply);

o Non-discretionary and non-retirement accounts of bank trust departments or trust companies only if they principally engage in banking or trust activities;

o Investments of $100,000 or more in the New England Funds by clients of an adviser or subadviser to any New England Fund or Money Market Fund.


REPURCHASING FUND SHARES
You may apply proceeds from redeeming Class A shares of the Fund WITHOUT PAYING A SALES CHARGE to repurchase Class A shares of the same or any other New England Fund. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify New England Funds or your financial representative at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds either by returning the redemption check or by sending a new check for some or all of the redemption amount. Please note: For federal income tax purposes, A REDEMPTION IS A SALE THAT INVOLVES TAX CONSEQUENCES, EVEN IF THE PROCEEDS ARE LATER REINVESTED. Please consult your tax adviser for how a redemption would affect you.


If you repurchase Class A shares of $1 million or more within 30 days after you redeem such shares, the Distributor will rebate the amount of the CDSC charged on the redemption.

CLASS A OR B SHARES
ELIMINATING THE CDSC
As long as we are notified at the time you sell, the CDSC for any class will generally be eliminated in the following cases:


o to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC);


o  to make payments through a systematic withdrawal plan; or

o  due to shareholder death or disability.

If you think you may be eligible for a sales charge elimination or reduction, contact your financial representative or New England Funds.

[graphic omitted] FUND SERVICES
                  -------------
                  IT'S EASY TO OPEN AN ACCOUNT

TO OPEN AN ACCOUNT WITH NEW ENGLAND FUNDS:
1. Read this Prospectus carefully.

2. Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts:

------------------------------------------------------------------------------
                                                 MINIMUM TO OPEN
                                                 AN ACCOUNT USING  MINIMUM FOR
                                     MININUM TO     INVESTMENT       EXISTING
TYPE OF ACCOUNT                   OPEN AN ACCOUNT     BUILDER        ACCOUNTS

Any account other than those
listed below                           $2,500          $100            $100
Accounts registered under the Uniform
Gifts to Minors Act or the Uniform
Transfers to Minors Act                $2,000          $100            $100
------------------------------------------------------------------------------

3. Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or New England Funds at 800-225-5478. For more information on New England Funds' investment programs, refer to the section entitled "Additional Investor Services" in this Prospectus.

4. Use the following sections as your guide for purchasing shares.

SELF-SERVICING YOUR ACCOUNT
Buying or selling shares automatically is easy with the services described below:


NEW ENGLAND FUNDS PERSONAL
  ACCESS LINE(TM) ("PAL")                      NEW ENGLAND FUNDS WEB SITE
     800-225-5475, Press 1                        www.mutualfunds.com

You have access to your account 24 hours a day by calling PAL from a touch-tone telephone or by visiting us online. By using these customer service options, you may:
o purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);
o review your account balance, recent transactions, Fund prices and recent performance;
o  order duplicate account statements; and
o  obtain tax information.


Please see the following pages for other ways to buy, exchange or sell your shares.

                                                 FUND SERVICES [graphic omitted]
                                                 -------------
                                                 BUYING SHARES

                                OPENING AN ACCOUNT     ADDING TO AN ACCOUNT

 THROUGH YOUR INVESTMENT DEALER
                                 o  Call your        o  Call your
                                    investment          investment
                                    dealer for          dealer for
                                    information         information

 BY MAIL
                                 o  Make out a       o  Make out a
                                    check in U.S.       check in U.S.
  [Graphic Omitted]                 dollars for the     dollars for the
                                    investment          investment
                                    amount, payable     amount, payable
                                    to "New England     to "New England
                                    Funds." Third       Funds." Third
                                    party checks        party checks
                                    will generally      will generally
                                    not be accepted.    not be accepted.

                                 o  Mail the check   o  Fill out the
                                    with your           detachable
                                    completed           investment slip
                                    application to      from an account
                                    New England         statement. If
                                    Funds, P.O. Box     no slip is
                                    8551, Boston,       available,
                                    MA 02266-8551.      include with
                                                        the check a letter
                                                        specifying the
                                                        Fund name, your
                                                        class of shares, your
                                                        account number
                                                        and the registered
                                                        account name(s)
                                                        or to make
                                                        investing even
                                                        easier, you can
                                                        order more investment
                                                        slips by calling
                                                        800-225-5478.

BY EXCHANGE
                                 o  The exchange     o  The exchange
     [Graphic Omitted]              must be for a       must be for a
                                    minimum of          minimum of
                                    $1,000 or for       $1,000 or for
                                    all of your         all of your
                                    shares.             shares.

                                 o  Obtain a         o  Call your
                                    current             investment
                                    prospectus for      dealer or New
                                    the Fund into       England Funds
                                    which you are       at 800-225-5478
                                    exchanging by       to request an
                                    calling your        exchange.
                                    investment
                                    dealer or New    o  See the section
                                    England Funds       entitled
                                    at                  "Exchanging
                                    800-225-5478.       Shares" for
                                                        more details.
                                 o  Call your
                                    investment
                                    dealer or New
                                    England Funds
                                    to request an
                                    exchange.

                                 o  See the section
                                    entitled
                                    "Exchanging
                                    Shares" for
                                    more details.

BY WIRE
                                 o  Call New         o  Instruct your
  [Graphic Omitted]                 England Funds       bank to
                                    at 800-225-5478     transfer funds
                                    to obtain an        to State Street
                                    account number      Bank & Trust
                                    and wire            Company, ABA#
                                    transfer            011000028, DDA#
                                    instructions.       99011538.
                                    Your bank may
                                    charge you for   o  Specify the
                                    such a              Fund name, your
                                    transfer.           class of
                                                        shares, your
                                                        account number
                                                        and the registered
                                                        account name(s).
                                                        Your bank may charge
                                                        you for such a
                                                        transfer.

AUTOMATIC INVESTING THROUGH INVESTMENT BUILDER
   [Graphic Omitted]             o  Indicate on      o  Please call New
                                    your                England Funds
                                    application         at 800-225-5478
                                    that you would      for a Service
                                    like to begin       Options Form. A
                                    an automatic        signature
                                    investment plan     guarantee may
                                    through             be required to
                                    Investment          add this
                                    Builder and the     privilege.
                                    amount of the
                                    monthly          o  See the section
                                    investment          entitled
                                    ($100 minimum).     "Additional
                                                        Investor
                                 o  Send a check        Services."
                                    marked "Void"
                                    or a deposit
                                    slip from your
                                    bank account
                                    along with your
                                    application.

THROUGH AUTOMATED CLEARING HOUSE (ACH)
   [Graphic Omitted]             o  Ask your bank    o  Call New
                                    or credit union     England Funds
                                    whether it is a     at 800-225-5478
                                    member of the       to add shares
                                    ACH system.         to your account
                                                        through ACH.
                                 o  Complete the
                                    "Telephone       o  If you have not
                                    Withdrawal and      signed up for
                                    Exchange" and       the ACH system,
                                    "Bank               please call New
                                    Information"        England Funds
                                    sections on         for a Service
                                    your account        Options Form. A
                                    application.        signature
                                                        guarantee may
                                 o  Mail your           be required to
                                    completed           add this
                                    application to      privilege.
                                    New England
                                    Funds, P.O. Box
                                    8551, Boston,
                                    MA 02266-8551.

[graphic omitted] FUND SERVICES
                  -------------
                  SELLING SHARES

                       TO SELL SOME OR ALL OF YOUR SHARES
Certain restrictions may apply. See the section entitled "Restrictions on Buying, Selling and Exchanging Shares."

THROUGH YOUR INVESTMENT DEALER
o  Call your investment dealer for information.

BY MAIL
[graphic Omitted]


o Write a letter to request a redemption specifying the name of the Fund, the class of shares, your account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section entitled "Selling Shares in Writing."

o The request must be signed by all of the owners of the shares including the capacity in which they are signing, if appropriate.


o  Mail your request to New England Funds, P.O. Box 8551, Boston, MA 02266-8551.

o Your proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter. If you choose to have your proceeds delivered by mail, they will generally be mailed to you on the business day after the request is received. You may also choose to redeem by wire or through ACH (see below).

 BY EXCHANGE
[graphic Omitted]
o Obtain a current prospectus for the Fund into which you are exchanging by calling your investment dealer or New England Funds at 800-225-5478.

o  Call New England Funds to request an exchange.

o  See the section entitled "Exchanging Shares" for more details.

BY WIRE
[graphic omitted]
o Fill out the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.

o Call New England Funds at 800-225-5478 or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.

o Proceeds (less any applicable CDSC) will generally be wire d on the next business day. A wire fee (currently $5.00) will be deducted from the proceeds.

THROUGH AUTOMATED CLEARING HOUSE (ACH)
[graphic omitted]
o  Ask your bank or credit union whether it is a member of the ACH system.

o Complete the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.

o If you have not signed up for the ACH system on your application, please call New England Funds at 800-225-5478 for a Service Options Form.

o  Call New England Funds to request a redemption through thi s system.

o Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days.

 BY SYSTEMATIC WITHDRAWAL PLAN
[graphic omitted]
o Please refer to the section entitled "Additional Investor Services" or call New England Funds at 800-225-5478 or your financial representative for information.

o Because withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

 BY TELEPHONE
[graphic omitted]
o  You may receive your proceeds by mail, by wire or through ACH (see above).

o Call New England Funds at 800-225-5478 to choose the method you wish to use to redeem your shares.


BY CHECK
[graphic omitted]
o Select the checkwriting option on your account application and complete the attached signature card.


o To add this privilege to an existing account, call New England Funds at 800-225-5478 for a Service Options Form.

o  Each check must be written for $500 or more.

o You may not close your account by withdrawal check. Please call your financial representative or New England Funds to close an account.

                                                 FUND SERVICES [graphic omitted]
                                                 -------------
                                     SELLING SHARES IN WRITING

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations we also may require a signature guarantee or additional documentation.

A signature guarantee protects you against fraudulent orders and is necessary if:

o  your address of record has been changed within the past 30 days;

o you are selling more than $100,000 worth of shares and you are requesting the proceeds by check; or

o a proceeds check for any amount is mailed to an address other than the address of record or not payable to the registered owner(s).


A notary public CANNOT provide a signature guarantee. A signature guarantee can be obtained from one of the following sources:

o  a financial representative or securities dealer;

o  a federal savings bank, cooperative, or other type of bank;

o  a savings and loan or other thrift institution;

o  a credit union; or

o  a securities exchange or clearing agency.

The following table shows same situations in which additional documentation may be necessary. Please call your financial representative or New England Funds regarding requirements for other account types.

SELLER (ACCOUNT TYPE)            REQUIREMENTS FOR WRITTEN REQUESTS

INDIVIDUAL, JOINT, SOLE          o The signatures on the letter must include all
PROPRIETORSHIP,                    persons authorized to sign, including title,
UGMA/UTMA (MINOR ACCOUNTS)         if applicable.

                                 o Signature guarantee, if applicable
                                   (see above).


CORPORATE OR ASSOCIATION         o  The signatures on the letter must include
ACCOUNTS                            all persons authorized to sign, including
                                    title.

OWNERS OR TRUSTEES OF TRUST      o  The signature on the letter must include
ACCOUNTS                            all trustees authorized to sign, including
                                    title.

                                 o  If the names of the trustees are not
                                    registered on the account, please provide a copy of the trust document certified within the past 60 days.

                                 o  Signature guarantee, if applicable
                                    (see above).


JOINT TENANCY WHOSE CO-TENANTS   o  The signatures on the letter must include
ARE DECEASED                        all surviving tenants of the account.

                                 o  Copy of the death certificate.

                                 o Signature guarantee if proceeds check is issued to other than the surviving tenants.


POWER OF ATTORNEY (POA)          o  The signature on the letter must include
                                    the attorney-in-fact, indicating such title.

                                 o  A signature guarantee.

                                 o Certified copy of the POA document stating it is still in full force and effect, specifying the exact Fund and account number, and certified within 30 days of receipt of instructions.*

EXECUTORS OF ESTATES,            o  The signature on the letter must include
ADMINISTRATORS,                     those authorized to sign, including
GUARDIANS, CONSERVATORS             capacity.

                                 o  A signature guarantee.

                                 o  Certified copy of court document where
                                    signer derives authority, e.g.: Letters of Administration, Conservatorship, Letters
                                    Testamentary.*


*Certification may be made on court documents by the court, usually certified by the clerk of the court. POA certification may be made by a commercial bank, broker/member of a domestic stock exchange, or a practicing attorney.

[graphic omitted] FUND SERVICES
                  -------------
                  EXCHANGING SHARES


In general, you may exchange shares of your Fund for shares of the same class of another New England Fund without paying a sales charge or a CDSC (see the sections entitled "Buying Shares" and "Selling Shares.") An exchange must be for a minimum of $1,000 (or the total net asset value of your account, whichever is less), or $100 if made under the Automatic Exchange Plan (see the section entitled "Additional Investor Services"). All exchanges are subject to the eligibility requirements of the New England Fund or Money Market Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of the Fund may be legally sold. For federal income tax purposes, an exchange of Fund shares for shares of another New England Fund or Money Market Fund is treated as a sale on which gain or loss may be recognized. Please refer to the Statement of Additional Information (the "SAI") for more detailed information on exchanging Fund shares.


RESTRICTIONS ON BUYING, SELLING AND EXCHANGING SHARES


PURCHASE AND EXCHANGE RESTRICTIONS
Although the Fund does not anticipate doing so, it reserves the right to suspend or change the terms of purchasing or exchanging shares. The Fund and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the best interest of the Fund's other shareholders or would disrupt the management of the Fund. The Fund and the Distributor reserve the right to restrict purchases and exchanges for the accounts of "market timers" by limiting the transaction to a maximum dollar amount. An account will be deemed to be one of a market timer if: (i) more than two exchange purchases of a given Fund are made for the account in a calendar quarter or (ii) the account makes one or more exchange purchases of a given Fund in a calendar quarter in an aggregate amount in excess of 1% of the Fund's total net assets.

SELLING RESTRICTIONS
The table below describes restrictions placed on selling shares of the Fund:


RESTRICTION                                          SITUATION

The Fund may suspend the right          o  When the New York Stock Exchange is
of redemption or postpone                  closed (other than a
payment for more than 7 days:              weekend/holiday)

                                        o  During an emergency

                                        o  Any other period permitted by the
                                           SEC


The Fund reserves the right to suspend  o  With a notice of a dispute between
account services or refuse                 registered owners
transaction requests:
                                        o  With suspicion/evidence of a
                                           fraudulent act

The Fund may pay the redemption price   o  When it is detrimental for the Fund
in whole or part by a distribution         to make cash payments as determined
in kind of readily marketable              in the sole discretion of the
securities in lieu of cash or may          adviser or subadviser
take up to 7 days to pay a
redemption request in order to
raise capital:

The Fund may close your account and     o  When the Fund account falls below a
send you the proceeds. Shareholders        set minimum (currently $1,000 as
will have 60 days after being notified     set by the Fund's Board of
of the Fund's intention to close your      Trustees)
account to increase the account to the
set minimum. This does not apply to
certain qualified retirement plans,
automatic investment plans or accounts
that have fallen below the minimum
solely because of fluctuations in the
Fund's net asset value per share:


The Fund may withhold redemption        o  When redemptions within 10 calendar
proceeds until the check or funds          days of purchase by check or ACH of
have cleared:                              the shares being redeemed

If you hold certificates representing your shares, they must be sent with your request for it to be honored.


The Fund recommends that certificates be sent by registered mail.

                                                 FUND SERVICES [graphic omitted]
                                                 -------------
                                    HOW FUND SHARES ARE PRICED


"Net asset value" is the price of one share of the Fund without a sales charge, and is calculated each business day using this formula:


                     TOTAL MARKET VALUE OF SECURITIES + CASH AND OTHER ASSETS
                                          - LIABILITIES
NET ASSET VALUE =    ----------------------------------------------------------
                                   NUMBER OF OUTSTANDING SHARES

The net asset value of Fund shares is determined according to this schedule:

o A share's net asset value is determined at the close of regular trading on the New York Stock Exchange (the "Exchange") on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time.


o The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received "in good order" by State Street Bank and Trust Company, the Fund's custodian (plus or minus applicable sales charges as described earlier in this Prospectus).


o Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.

o A Fund heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

*Under limited circumstances, the Distributor may enter into a contractual agreement where it may accept orders after 5:00 p.m. and before 8:00 p.m.

Generally, during times of substantial economic or market change it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in "Buying Shares" and "Selling Shares."

Generally, Fund securities are valued as follows:

o EQUITY SECURITIES -- most recent sales or quoted bid price as provided by a pricing service.

o DEBT SECURITIES (other than short-term obligations) -- based upon pricing service valuations, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.


o SHORT-TERM OBLIGATIONS (remaining maturity of less than 60 days) -- amortized cost (which approximates market value).


o SECURITIES TRADED ON FOREIGN EXCHANGES -- most recent sale/bid price on the non-U.S. exchange, unless an occurrence after the closing of the exchange will materially affect its value. In that case, it is given fair value as determined by or under the direction of the Fund's Board of Trustees at the close of regular trading on the Exchange.

o  OPTIONS -- last sale price, or if not available, last offering price.

o FUTURES -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or under the direction of the Funds' Board of Trustees.

o ALL OTHER SECURITIES -- fair market value as determined by the adviser or subadviser of the Fund under the direction of the Fund's Board of Trustees.

The effect of fair value pricing as described above under "Securities traded on foreign exchanges" and "All other securities" is that securities may not be priced on the basis of quotations from the primary market in which they are traded but rather, may be priced by another method that the Fund's Board of Trustees believes accurately reflects fair value.

[graphic omitted] FUND SERVICES
                  -------------
                  DIVIDENDS AND DISTRIBUTIONS


The Fund generally distributes most or all of its net investment income (tax exempt and taxable income other than capital gains) in the form of dividends. The Fund declares dividends daily and pays them monthly. The Fund distributes all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. The Fund's Board of Trustees may adopt a different schedule as long as payments are made at least annually.


Depending on your investment goals and priorities, you may choose to:

  o participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value in shares of the same class of another New England Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about this program, see the section entitled "Additional Investor Services."

  o receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund or in the same class of another New England Fund.

  o receive all distributions in cash.

Unless you select one of the above options, distributions will automatically be reinvested in shares of the same class of the Fund at net asset value. For more information or to change your distribution option, contact New England Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a non-retirement plan Fund, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. Be sure to keep the 1099 as a permanent record. A fee may be charged for any duplicate information requested.


TAX CONSEQUENCES
The Fund intends to meet all requirements of the Internal Revenue Code (the "Code") necessary to qualify as a "regulated investment company." The Fund also intends to meet all the requirements of the Code necessary to ensure that it is qualified to pay "exempt interest dividends," which means the Fund can pass to shareholders the federal tax-exempt status of interest received by it from obligations paying tax-exempt interest. Such dividends derived from interest on Massachusetts Tax Exempt Securities are also exempt from personal income taxes.

Distributions derived from short-term capital gains or investment income are generally taxable at ordinary income rates. Distributions of gains from investments that the Fund owned for more than one year that are designated by the Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain, regardless of how long the shareholder has held Fund shares.

An exchange of shares for shares of another New England Fund or Money Market Fund is treated as a sale, and any resulting gain or loss may be subject to federal income tax. If you purchase shares of the Fund shortly before it declares a capital gain distribution or a dividend, a portion of the purchase price may be returned to you as a taxable distribution.


If you receive social security or railroad retirement benefits, you may be taxed on a portion of those benefits as a result of receiving exempt interest dividends. Also, an investment in the Fund may result in a liability for federal AMT as well as state and local taxes, both for individual and corporate shareholders.

                                                 FUND SERVICES [graphic omitted]
                                                 -------------
                            COMPENSATION TO SECURITIES DEALERS


As part of their business strategies, the Fund pays securities dealers that sell its shares. This compensation originates from two sources: sales charges (front-end or deferred) and 12b-1 fees (comprising the annual service and/or distribution fees of a plan adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940). The sales charges are detailed in the section entitled "How Sales Charges are Calculated." Each class of the Fund's shares pays an annual service fee of 0.25% of its average daily net assets. Class A shares of the Fund also pay an annual distribution fee of 0.10% of its average daily net assets. Class B shares of the Fund pay an annual distribution fee of 0.75% of their average daily net assets for 8 years (at which time they automatically convert into Class A shares). Generally, the 12b-1 fees are paid to securities dealers on a quarterly basis. Because these distribution fees are paid out of the Fund's assets on an ongoing basis, over time these fees for Class B shares will increase the cost of your investment and may cost you more than paying the front-end sales charge on Class A shares.


The Distributor may, at its expense, pay concessions in addition to the payments described above to dealers which satisfy certain criteria established from time to time by the Distributor relating to increasing net sales of shares of the New England Funds over prior periods, and certain other factors. See the SAI for more details.

[graphic omitted] FUND SERVICES
                  -------------
                  ADDITIONAL INVESTOR SERVICES

INVESTMENT BUILDER PROGRAM
This is New England Funds' automatic investment plan. You may authorize automatic monthly transfers of $100 or more from your bank checking or savings account to purchase shares of one or more New England Funds. To join the Investment Builder Program, please refer to the section entitled "Buying Shares."

DIVIDEND DIVERSIFICATION PROGRAM
This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another New England Fund or Money Market Fund, subject to the eligibility requirements of that other Fund and to state securities law requirements. Shares will be purchased at the selected Fund's net asset value without a front-end sales charge or CDSC on the dividend record date. Before establishing a dividend diversification program into any other New England Fund or Money Market Fund, please read its Prospectus carefully.

AUTOMATIC EXCHANGE PLAN
New England Funds has an automatic exchange plan under which shares of a class of a Fund are automatically exchanged each month for shares of the same class of another New England Fund or Money Market Fund. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please refer to the SAI for more information on the Automatic Exchange Plan.

SYSTEMATIC WITHDRAWAL PLAN
This plan allows you to redeem shares and receive payments from your Fund on a regular schedule. Redemption of shares that are part of the Systematic Withdrawal Plan are not subject to a CDSC. However, the amount or percentage you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your account on the day you establish your plan. To establish a Systematic Withdrawal Plan, please refer to the section entitled "Selling Shares."


NEW ENGLAND FUNDS PERSONAL ACCESS LINE(TM) ("PAL")
This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, Press 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Fund prices and recent performance. You may also use PAL to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.


NEW ENGLAND FUNDS WEB SITE
Visit us at WWW.MUTUALFUNDS.COM to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in your existing accounts. Certain restrictions may apply.

  [GRAPHIC OMITTED]
        FUND PERFORMANCE

        The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years.
        Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, are included in the Statement of Additional Information, which is available upon request.

NEW ENGLAND MASSACHUSETTS TAX FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                  CLASS A                                               CLASS B

                                           YEAR ENDED DECEMBER 31,                               YEAR ENDED DECEMBER 31,
                              1994       1995       1996       1997       1998        1994      1995      1996      1997      1998

Net Asset Value, Beginning
  of Year                    $17.27     $15.10     $16.85     $16.50     $17.13      $17.26    $15.08    $16.82    $16.47    $17.09
                             ------     ------     ------     ------     ------      ------    ------    ------    ------    ------

INCOME FROM INVESTMENT
  OPERATIONS
Net Investment Income          0.89       0.88       0.87       0.86       0.86        0.77      0.78      0.75      0.76      0.74
Net Realized and Unrealized
  Gain (Loss) on
  Investments                 (2.15)      1.76      (0.35)      0.63      (0.04)      (2.14)     1.74     (0.34)     0.62     (0.03)
                             ------     ------     ------     ------     ------      ------    ------    ------    ------    ------
Total From Investment
  Operations                  (1.26)      2.64       0.52       1.49       0.82       (1.37)     2.52      0.41      1.38      0.71
                             ------     ------     ------     ------     ------      ------    ------    ------    ------    ------

LESS DISTRIBUTIONS
Distributions From Net
  Investment Income           (0.89)     (0.89)     (0.87)     (0.86)     (0.85)      (0.79)    (0.78)    (0.76)    (0.76)    (0.74)
Distributions in Excess
  of Net Investment Income    (0.02)      0.00       0.00       0.00       0.00       (0.02)     0.00      0.00      0.00      0.00
Distributions From Net
  Realized Gains               0.00       0.00       0.00       0.00      (0.08)       0.00      0.00      0.00      0.00     (0.08)
                             ------     ------     ------     ------     ------      ------    ------    ------    ------    ------
Total Distributions           (0.91)     (0.89)     (0.87)     (0.86)     (0.93)      (0.81)    (0.78)    (0.76)    (0.76)    (0.82)
                             ------     ------     ------     ------     ------      ------    ------    ------    ------    ------

Net Asset Value, End
  of Year                    $15.10     $16.85     $16.50     $17.13     $17.02      $15.08    $16.82    $16.47    $17.09    $16.98
                             ======     ======     ======     ======     ======      ======    ======    ======    ======    ======

TOTAL RETURN (%) (b)           (7.4)      17.8        3.2        9.3        4.9        (8.0)     17.0       2.6       8.6       4.2

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating
  Expenses to Average
  Net Assets (%) (a)           0.85       0.85       0.90       1.00       1.00        1.50      1.50      1.55      1.65      1.65
Ratio of Net Investment
  Income to Average Net
  Assets (%)                   5.63       5.46       5.31       5.17       4.93        4.98      4.81      4.66      4.52      4.28
Portfolio Turnover Rate(%)       48        127        140        132        125          48       127       140       132       125
Net Assets, End of
  Year (000)               $107,565   $120,229   $112,934   $113,869   $113,910      $4,523    $6,697    $7,442    $7,399    $9,026
------------------------------------------------------------------------------------------------------------------------------------

(a) The ratio of operating expenses to average net assets without giving effect to an expense limitation would have been (%):
                               1.24       1.24       1.27       1.29       1.31        1.89      1.89      1.92      1.94      1.96
(b) A sales charge for Class A shares or a contingent deferred sales charge for Class B shares is not reflected in total return calculations.

GLOSSARY OF TERMS

BID PRICE -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

BOTTOM-UP APPROACH -- The search for outstanding performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.


CAPITAL GAIN DISTRIBUTIONS -- Payments to the Fund's shareholders of profits earned from selling securities in a Fund's portfolio. Capital gain distributions are usually paid once a year.


CREDIT RATING -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as S&P or Moody's. Bonds with a credit rating of BBB or higher by S&P or Baa or higher by Moody's are generally considered investment grade.

DERIVATIVE -- A financial instrument whose value and performance are based upon the value and performance of another security or financial instrument.

DISCOUNTED PRICE -- The difference between a bond's current market price and its face or redemption value.

DIVERSIFICATION -- The strategy of investing in a wide range of companies or industries to reduce the risk if an individual company or sector suffers losses.

DIVIDEND YIELD -- The current or estimated annual dividend divided by the market price per share of a security.

DURATION -- A measure of how much a bond's price inversely fluctuates with changes in prevailing interest rates.

EARNINGS GROWTH -- A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

FUNDAMENTAL ANALYSIS -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysts consider past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, these analysts assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

GROWTH INVESTING -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.


INCOME DISTRIBUTIONS -- Payments to the Fund's shareholders resulting from the net interest or dividend income earned by the Fund's portfolio.


INFLATION -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

INTEREST RATE -- Rate of interest charged for the use of money, usually expressed at an annual rate.

MARKET CAPITALIZATION -- The market price of a company's shares multiplied by the number of shares outstanding. Large capitalization companies generally have over $5 billion in market capitalization; medium cap companies between $1.5 billion and $5 billion; and small cap companies less than $1.5 billion. These capitalization figures may vary depending upon the index being used and/ or the guidelines used by the portfolio manager.

MATURITY -- The final date on which the payment of a debt instrument (e.g. bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.


NET ASSET VALUE (NAV) -- The market value of one share of the Fund on any given day without a front-end sales charge or CDSC. It is determined by dividing the Fund's total net assets by the number of shares outstanding.


PRICE-TO-BOOK RATIO -- Current market price of a stock divided by its book value, or net asset value.

PRICE-TO-EARNINGS RATIO -- Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price-to-earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different securities. Some firms use the inverse ratio for this calculation (i.e. earnings-to-price ratio).

RETURN ON EQUITY -- The amount, expressed as a percentage, earned on a company's common stock investment for a given period. It is calculated by dividing net income for the period after preferred stock dividends but before common stock dividends by the common stock equity (net worth) average for the accounting period. This tells common shareholders how effectively their money is being employed.

TECHNICAL ANALYSIS -- The research into the demand and supply for securities, options, mutual funds and commodities based on trading volume and price studies. Technical analysis uses charts or computer programs to identify and project price trends in a market, security, mutual fund or futures contract.

TOP-DOWN APPROACH -- The method in which an investor first looks at trends in the general economy, selects attractive industries and then companies that should benefit from those trends.


TOTAL RETURN -- The change in value of an investment in the Fund over a specific time period expressed as a percentage. Total returns assume all earnings are reinvested in additional shares of the Fund.


VALUE INVESTING -- A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

VOLATILITY -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

YIELD -- The rate at which a fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

YIELD-TO-MATURITY -- The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

[graphic omitted]


        IF YOU WOULD LIKE MORE INFORMATION ABOUT THE FUND, THE FOLLOWING
                  DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

    ANNUAL AND SEMIANNUAL REPORTS -- Provide additional information about the
     Fund's investments. Each report includes a discussion of the market conditions and investment strategies that significantly affected the
               Fund's performance during its last fiscal year.

     STATEMENT OF ADDITIONAL INFORMATION (SAI) -- Provides more detailed information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

                  TO ORDER A FREE COPY OF THE FUND'S ANNUAL OR
              SEMIANNUAL REPORT OR ITS SAI, CONTACT YOUR FINANCIAL
                         REPRESENTATIVE, OR THE FUND AT:


                           New England Funds, L.P.
                             399 Boylston Street
                         Boston, Massachusetts 02116
                           Telephone: 800-225-5478
                        Internet: www.mutualfunds.com

   Your financial representative or New England Funds will also be happy to answer your questions or to provide any additional information that you may require.


               You can review the Fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Text-only copies are available free from the Commission's Web site at: www.sec.gov.


   Copies of these publications are also available for a fee by writing or calling the Public Reference Room of the SEC,
                         Washington, D.C. 20549-6009
                           Telephone: 800-SEC-0330

               New England Funds, L.P., and other firms selling shares of New England Funds are members of the National Association of
   Securities Dealers, Inc. (NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its
                 Public Disclosure Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting the NASD at 800-289-9999 or by visiting their Web site at www.NASDR.com.



                          New England Massachusetts
                             Tax Free Income Fund

                  (Investment Company Act File No. 811-242)


                                   XMA51-0599

PAGE>


     [Graphic Omitted]
    NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)
--------------------------------------------------------------------------------


    New England
Intermediate Term Tax Free Fund of California




[Graphic Omitted]


                                     PROSPECTUS
                                    May 3, 1999

                                                       WHAT'S INSIDE

                                     [Graphic Omitted] GOALS, STRATEGIES & RISKS
                                                       PAGE 1

                                     [Graphic Omitted] FUND FEES & EXPENSES
                                                       PAGE 3

                                     [Graphic Omitted] MANAGEMENT TEAM
                                                       PAGE 5

                                     [Graphic Omitted] FUND SERVICES
                                                       PAGE 10

                                     [Graphic Omitted] FUND PERFORMANCE
                                                       PAGE 18

The Securities and Exchange Commission has not approved the Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

For general information on the Fund or any of its services and for assistance in opening an account, contact your financial representative or call New England Funds.

New England Funds
399 Boylston Street, Boston, Massachusetts 02116
800-225-5478

TABLE OF CONTENTS


GOALS, STRATEGIES & RISKS
New England Intermediate Term Tax Free Fund of California .................  1



FUND FEES & EXPENSES
Fund Fees & Expenses ......................................................  3

MORE ABOUT RISK
More About Risk ...........................................................  4


MANAGEMENT TEAM
Meet the Fund's Investment Adviser and Subadviser..........................  5
Meet the Fund's Portfolio Manager .........................................  5

FUND SERVICES
Investing in the Fund .....................................................  6
How Sales Charges are Calculated ..........................................  7
Ways to Reduce or Eliminate Sales Charges .................................  8
It's Easy to Open an Account ..............................................  9
Buying Shares ............................................................. 10
Selling Shares ............................................................ 11
Selling Shares in Writing ................................................. 12
Exchanging Shares ......................................................... 13
How Fund Shares Are Priced ................................................ 14
Dividends and Distributions ............................................... 15
Tax Consequences .......................................................... 15
Compensation to Securities Dealers ........................................ 16
Additional Investor Services .............................................. 17

FUND PERFORMANCE
New England Intermediate Term Tax Free Fund of California ................. 18
Glossary of Terms ......................................................... 19

If you have any questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."


To learn more about the possible risks of investing in the Fund, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Fund may engage. Please read this section carefully before you invest.


Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

                          FUND FOCUS                     DURATION
                   Stability  Income  Growth    Quality  Short  Int.  Long
                   -------------------------             -----------------
              High               X              High
                   ---------  ------  ------             ------ ----  ----
              Mod.     X                        Mod.             X
                   ---------  ------  ------             ------ ----  ----
              Low                        X      Low

GOALS, STRATEGIES & RISKS
NEW ENGLAND INTERMEDIATE TERM
     TAX FREE FUND OF CALIFORNIA

ADVISER:      New England Funds Management, L.P. ("NEFM")
SUBADVISER:   Back Bay Advisors, L.P. ("Back Bay Advisors")
MANAGER:      James S. Welch

TICKER SYMBOL:  CLASS A              CLASS B
                ----------------------------
                 NEFEX                NEEBX

INVESTMENT GOAL
The Fund seeks to maintain a high level of current income exempt from federal and California personal income taxes. The Fund's investment goal may be changed without shareholder approval.


INVESTMENT STRATEGIES
The Fund is a non-diversified Fund that typically invests in a mix of California municipal bonds, including general obligation bonds and issues secured by specific revenue streams. It is a fundamental policy of the Fund that at least 80% of its income will be distributions that are exempt from federal income tax and California personal income tax, except during times of adverse market conditions (in which case more than 20% of the Fund's income distributions could be subject to federal and/or California income taxes). The Fund however, currently expects that 90% of its income each year will be exempt from federal and California income tax ("California Tax-Exempt Securities"). The Fund may invest in "private activity bonds" which pay interest that, although exempt from ordinary income taxes, may be subject to federal or California alternative minimum taxes. It is also a fundamental policy that income derived from such securities will not normally exceed 20% of the Fund's total income distributions. Additionally, at least 85% of the Fund's assets will consist of securities rated BBB or better by S&P Ratings Group ("S&P") or Fitch Investor Services, Inc. ("Fitch"), or Baa or better by Moody's Investors Service, Inc. ("Moody's") or are non-rated but are considered to be of comparable quality by Back Bay Advisors.


Back Bay Advisors follows a conservative total-return oriented investment approach in selecting securities for the Fund. It takes into account economic and market conditions as well as issuer specific data, and attempts to construct a portfolio with the following characteristics:

- Average credit rating of A (as rated by S&P or Fitch)
- Average maturity of between 5 and 15 years
- Maintain duration of less than 6 years

In selecting investments for the Fund, Back Bay Advisors employs the following strategies:

o The Fund's portfolio manager works closely with municipal bond analysts to develop an outlook on the economy from research provided by various Wall Street firms as well as specific forecasting services.

o Next, the analysts conduct a thorough review of individual securities to identify what they consider attractive values in the obligations available in California. This value analysis uses quantitative tools such as internal and external computer systems and software.

o The Fund's portfolio manager and analysts perform a careful and continuous credit analysis to identify the range of the credit quality spectrum most likely to provide the Fund with the highest level of tax free income consistent with overall credit quality of the Fund.

o Back Bay Advisors seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. The portfolio manager primarily invests in general obligation bonds and revenue bonds issued by the California government and its agencies.

The Fund may:

o Invest up to 15% of its assets in bonds below investment grade (i.e. credit rating of BB or lower by S&P or Fitch, or Ba or lower by Moody's, or considered to be of comparable grade by Back Bay Advisors if non-rated).

o  Invest in zero-coupon bonds.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS
FIXED-INCOME SECURITIES: Subject to interest rate risk, credit risk and liquidity risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due and includes the risk of default. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of fixed income securities rises when prevailing interest rates fall and falls when interest rates rise. Lower-quality fixed-income securities and zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.

STATE SPECIFIC: Weakness in the local or national economy could adversely affect the credit ratings and creditworthiness of California municipal securities in which the Fund invests.

NON-DIVERSIFIED STATUS: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer. Therefore, the Fund's return could be significantly affected by the performance of any one of the small number of obligations in its portfolio.

EVALUATING THE FUND'S PAST PERFORMANCE
The bar chart and table shown below give an indication of the risks of investing in New England Intermediate Term Tax Free Fund of California. The Fund's past performance does not necessarily indicate how it will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each calendar year since its first full year of operations. The returns for the Class B shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of that class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

[Total Return for Class A Shares]


1994                         -4.9%
1995                         13.9%
1996                          5.3%
1997                          8.0%
1998                          4.5%

/\ Highest Quarterly Return: First Quarter 1995, up 5.1%
\/ Lowest Quarterly Return: First Quarter 1994, down 4.3%

The table below shows the Fund's average annual total returns for the one- year, five-year and since-inception periods compared to those of the Lehman Municipal Bond Index, an unmanaged index of bonds issued by states, municipalities and other government entities having maturities of more than one year. They are also compared to the Lipper California Intermediate Municipal Debt Average ("Lipper CA Int. Muni Debt Average") and Morningstar Municipal California Long Average ("Morningstar Muni CA Long Avg."), each an average of the annual total returns of all mutual funds with an investment objective similar to that of the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charge that you may pay when you buy or redeem the Fund's shares. The Lehman Municipal Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper CA Muni Debt Average and Morningstar Muni CA Long Average returns have been adjusted for these expenses but do not reflect any sales charges.


------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 1998)         PAST 1   PAST 5    SINCE
                                                   YEAR    YEARS   INCEPTION
------------------------------------------------------------------------------


New England Intermediate Term Tax Free Fund       1.9%     4.6%     5.6%
of CA: Class A (inception 4/23/93)                6.5%     6.2%     6.8%
    Lehman Municipal Bond Index (calculated
      from 4/30/93)                               5.5%     5.1%     5.6%
    Lipper CA Int. Muni Debt Average
      (calculated from 4/30/93)                   5.4%     5.1%     5.6%
    Morningstar Muni CA Long Avg.
      (calculated from 4/30/93)

New England Intermediate Term Tax Free Fund      -1.3%     4.0%     4.1%
of CA: Class B (inception 9/13/93)
    Lehman Municipal Bond Index                   6.5%     6.2%     6.2%
     (calculated from 9/30/93)
    Lipper CA Int. Muni Debt Average              5.5%     5.1%     5.1%
     (calculated from 9/30/93)
    Morningstar Muni CA Long Avg.                 5.4%     5.1%     5.0%
     (calculated from 9/30/93)
------------------------------------------------------------------------------


For actual past expenses of Class A and B shares, see the section entitled "Fund Fees & Expenses."

FUND FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                 CLASS A         CLASS B
Maximum sales charge (load) imposed on
  purchases (as a percentage of offering
  price)(1)(2)                                    2.50%            None

Maximum deferred sales charge
  (load) (as a percentage of original
  purchase price or redemption
  proceeds, as applicable)(2)                      (3)            5.00%

Redemption fees                                   None*           None*

(1) A reduced sales charge on Class A shares applies in some cases. See "Ways to Reduce or Eliminate Sales Charges."
(2) Does not apply to reinvested distributions.
(3) A 1.00% contingent deferred sales charge applies with respect to any portion of certain purchases of Class A shares greater than $1,000,000 redeemed within 1 year after purchase, but not to any other purchases or redemptions of Class A shares. See "How Sales Charges are Calculated."


  * A transaction fee will be charged for expedited payment of proceeds such as by wire or overnight delivery.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

                                             CLASS A        CLASS B

Management fees                               0.53%          0.53%
Distribution and/or service (12b-1) fees      0.25%          1.00%*
Other Expenses                                0.57%          0.57%
Total annual fund operating expenses          1.35%          2.10%
Fee waiver and/or expense reimbursement**     0.50%          0.50%
Net expenses                                  0.85%          1.60%

 * Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.
** NEFM has given a binding undertaking to the Fund to limit the amount of the Fund's total fund operating expenses to 0.85% and 1.60% annually of the Fund's average daily net assets for Class A and Class B shares, respectively. This undertaking will be in effect for the life of this Prospectus.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The example assumes that:

o  You invest $10,000 in the Fund for the time periods indicated;

o  Your investment has a 5% return each year

o  The Fund's operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                                 CLASS A                 CLASS B
                                                    (1)            (2)
1 year                            $  335          $  663         $  163
3 years                           $  514          $  805         $  505
5 years                           $  710          $1,071         $  871
10 years*                         $1,273          $1,699         $1,699


(1) Assumes redemption at end of period.
(2) Assumes no redemption at end of period.
  * Class B shares automatically convert to Class A shares after 8 years; therefore, Class B amounts are calculated using Class A expenses in years 9 and 10.

MORE ABOUT RISK


The Fund has principal investment strategies that come with inherent risks. The following is a list of risks to which the Fund may be subject by investing in various types of securities or engaging in various practices.

MARKET RISK -- The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon change in an issuer's financial condition as well as overall market and economic conditions.

MANAGEMENT RISK -- The risk that a strategy used by the Fund's portfolio management may fail to produce the intended result.

CREDIT RISK -- The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

LEVERAGE RISK -- The risk associated with securities or practices (e.g. borrowing) that multiply small index or market movements into large changes in value. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a derivative security is not used as a hedge, the Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

INTEREST RATE RISK -- The risk of market losses attributable to changes in interest rates. With fixed-income securities, a rise in interest rates typically causes a fall in value.

INFORMATION RISK -- The risk that key information about a security is inaccurate or unavailable.

OPPORTUNITY RISK -- The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

LIQUIDITY RISK -- The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may be costly to the Fund.

CORRELATION RISK -- The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.


VALUATION RISK -- The risk that the Fund has valued certain securities at a higher price than it can sell them for.


POLITICAL RISK -- The risk of losses directly attributable to government or political actions.


YEAR 2000 PROBLEM -- any computer systems today cannot distinguish between the year 1900 and the year 2000. New England Funds does not currently anticipate that computer problems related to the year 2000 will have a material effect on any Fund. However, there can be no assurances in this area, including the possibility that year 2000 computer problems could negatively affect communication systems, investment markets including investments by the Fund or the economy in general.

                                              MANAGEMENT TEAM
                                              MEET THE FUND'S INVESTMENT ADVISER
                                                 AND SUBADVISER


The New England Funds family includes 23 funds with a total of over $7 billion in assets under management as of March 31, 1999. The New England Funds are distributed through New England Funds, L.P. (the "Distributor"). This Prospectus covers New England Intermediate Term Tax Free Fund of California (the "Fund"), which along with New England Stock Funds, New England Star Funds, New England Bond Funds and New England Massachusetts Tax-Free Income Fund constitute the "New England Funds." New England Cash Management Trust Money Market Series and New England Tax Exempt Money Market Trust constitute the "Money Market Funds."

NEW ENGLAND FUNDS MANAGEMENT, L.P.
NEFM, located at 399 Boylston Street, Boston, Massachusetts, 02116, serves as the adviser to the Fund. NEFM is a subsidiary of Nvest Companies, L.P. ("Nvest Companies"), which is part of an affiliated group including Nvest, L.P., a publicly-traded company listed on the New York Stock Exchange. Nvest Companies' 14 principal subsidiary or affiliated asset management firms, collectively, had more than $135 billion in assets under management as of December 31, 1998. NEFM oversees, evaluates and monitors the subadvisory services provided to the Fund. It also furnishes general business management and administration to the Fund. NEFM does not determine what investments will be purchased by the Fund. Back Bay Advisors makes the Fund's investment decisions.

The combined advisory and subadvisory fees paid by the Fund in 1998 as a percentage of its average daily net assets, after waiver or reimbursement, was 0.03%

SUBADVISER
BACK BAY ADVISORS, 399 Boylston Street, Boston, Massachusetts 02116, serves as subadviser to Intermediate Term Tax Free Fund of California. Back Bay Advisors is a subsidiary of Nvest Companies. Founded in 1986, Back Bay Advisors provides discretionary investment management services for approximately $9.5 billion of assets for mutual funds and various institutional investors.


SUBADVISORY AGREEMENTS
The Fund has received an exemptive order from the Securities and Exchange Commission (the "SEC") which permits NEFM to amend or continue existing subadvisory agreements when approved by the Fund's Board of Trustees, without shareholder approval. The exemption also permits NEFM to enter into new subadvisory agreements with subadvisers that are not affiliated with NEFM if approved by the Fund's Board of Trustees. Shareholders will be notified of any subadviser changes.


PORTFOLIO TRADES
In placing portfolio trades, the Fund's adviser or subadviser may use brokerage firms that market the Fund's shares or are affiliated with Nvest Companies, NEFM or Back Bay Advisors. In placing trades, Back Bay Advisors will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Fund's Board of Trustees.


MEET THE FUND'S PORTFOLIO MANAGER

JAMES S. WELCH

James Welch has managed the Fund since April 1993. Mr. Welch, Senior Vice President at Back Bay Advisors, has been with the company since 1993. Mr. Welch is a graduate of The Pennsylvania State University and has 9 years of investment experience.

                                                           FUND SERVICES
                                                           INVESTING IN THE FUND

CHOOSING A SHARE CLASS
The Fund offers Class A and Class B shares to the public. Each class has different costs associated with buying, selling and holding Fund shares, which allow you to choose the class that best meets your needs. Which class you choose will depend upon the size of your investment and how long you intend to hold your shares. Class B shares and certain shareholder features may not be available to you if you hold your shares in a street name account. Your financial representative can help you decide which class of shares is most appropriate for you.

CLASS A SHARES                         CLASS B SHARES
o   You pay a sales charge when you   o  You do not pay a sales
    buy Fund shares. There are           charge when you buy Fund
    several ways to reduce this          shares. All of your money
    charge. See the section entitled     goes to work for you right
    "Ways to Reduce or Eliminate         away.
    Sales Charges."
                                      o  You pay higher annual
o   You pay lower annual expenses        expenses than Class A
    than Class B shares, giving you      shares.
    the potential for higher returns
    per share.                        o  You will pay a charge on
                                         redemptions if you sell your
o   You do not pay a sales charge on     shares within 6 years of
    orders of $1 million or more,        purchase, as described in
    but you may pay a charge on          the section entitled "How
    redemption if you redeem these       Sales Charges are
    shares within 1 year of              Calculated."
    purchase.
                                      o  Your Class B shares will
                                         automatically convert into
                                         Class A shares after 8
                                         years, which reduces your
                                         annual expenses.

                                      o  We will not accept an order
                                         for $1 million or more of
                                         Class B shares. You may,
                                         however, purchase $1 million
                                         or more of Class A shares,
                                         which will have no sales
                                         charge as well as lower
                                         annual expenses. You may pay
                                         a charge on redemption if
                                         you redeem these shares
                                         within 1 year of purchase.

For actual past expenses of Class A and B shares, see the section entitled "Fund Fees & Expenses" in this Prospectus.

CERTIFICATES
Certificates will not be automatically issued for any class of shares. Upon written request, you may receive certificates for Class A shares only.

HOW SALES CHARGES ARE CALCULATED

CLASS A SHARES
The price that you pay when you buy Class A shares ("offering price") is their net asset value plus a sales charge (sometimes called a "front-end sales charge") which varies depending upon the size of your purchase.

------------------------------------------------------------------------------
                                        CLASS A SALES CHARGES
   YOUR INVESTMENT        AS A % OF OFFERING PRICE   AS A % OF YOUR INVESTMENT

Less than  $100,000               2.50%                  2.56%
$100,000 - $249,999              2.00%                   2.04%
$250,000 - $499,999              1.50%                   1.52%
$500,000 - $999,999              1.25%                   1.27%
$1,000,000 or more               None                    None
------------------------------------------------------------------------------

CLASS B SHARES
The offering price of Class B shares is their net asset value, without a front-end sales charge. However, there is a contingent deferred sales charge ("CDSC") on shares that you sell within 6 years of buying them. The amount of the CDSC, if any, declines each year that you own your shares. The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange into Class B shares of another New England Fund. The CDSC equals the following percentages of the dollar amounts subject to the charge:

------------------------------------------------------------------------------
                    CLASS B CONTINGENT DEFERRED SALES CHARGES

    YEAR SINCE PURCHASE                CDSC ON SHARES BEING SOLD

          1st                                   5.00%
          2nd                                   4.00%
          3rd                                   3.00%
          4th                                   3.00%
          5th                                   2.00%
          6th                                   1.00%
       thereafter                               0.00%
------------------------------------------------------------------------------


 HOW THE CDSC IS APPLIED TO YOUR SHARES
The CDSC is a sales charge you pay when you redeem certain Fund shares. The
CDSC:


o  is calculated based on the number of shares you are selling:

o is based on either your original purchase price or the current net asset value of the shares being sold, whichever is lower;

o is deducted from the proceeds of the redemption, not from the amount remaining in your account; and

o for year one applies to redemptions through the day one year after the date on which your purchase was accepted, and so on for subsequent years.

A CDSC WILL NOT BE CHARGED ON:

o  increases in net asset value above the purchase price; or

o shares you acquired by reinvesting your dividends or capital gains distributions.

To keep your CDSC as low as possible, each time that you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares available to meet your request, we will sell the shares with the lowest CDSC.

EXCHANGES INTO SHARES OF A MONEY MARKET FUND
If you exchange shares of the Fund into shares of the Money Market Funds, the holding period for purposes of determining the CDSC and conversion into Class A shares stops until you exchange back into shares of another New England Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.

                                       WAYS TO REDUCE OR ELIMINATE SALES CHARGES

CLASS A SHARES

REDUCING SALES CHARGES
There are several ways you can lower your sales charge, including:

o LETTER OF INTENT -- allows you to purchase Class A shares of any New England Fund over a 13-month period but pay sales charges as if you had purchased all shares at once. This program can save you money if you plan to invest $50,000 or more over 13 months. Purchases in Class B and Class C shares may be used toward meeting the letter of intent.

o COMBINING ACCOUNTS -- allows you to combine shares of multiple New England Funds and classes for purposes of calculating your sales charge. You may combine your purchases with those of qualified accounts of a spouse, parents, children, siblings, grandparents, grandchildren, in-laws, individual fiduciary accounts, sole proprietorships, single trust estates and any other group of individuals acceptable to the Distributor.

These privileges do not apply to the Money Market Funds unless shares are purchased through an exchange from another New England Fund.

ELIMINATING SALES CHARGES AND CDSC
Class A shares may be offered without front-end sales charges or a CDSC to the following individuals and institutions:

o Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;

o  Selling brokers, sales representatives or other intermediaries;

o Fund trustees and other individuals who are affiliated with any New England Fund or Money Market Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned);

o Participants in certain Retirement Plans with at least 100 members (one-year CDSC may apply);

o Non-discretionary and non-retirement accounts of bank trust departments or trust companies only if they principally engage in banking or trust activities;

o Investments of $100,000 or more in the New England Funds by clients of an adviser or subadviser to any New England Fund or Money Market Fund.

REPURCHASING FUND SHARES
You may apply proceeds from redeeming Class A shares of any New England Fund WITHOUT PAYING A SALES CHARGE to repurchase Class A shares of the same or any other New England Fund. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify New England Funds or your financial representative at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds either by returning the redemption check or by sending a new check for some or all of the redemption amount. Please note: For federal income tax purposes, A REDEMPTION IS A SALE THAT INVOLVES TAX CONSEQUENCES, EVEN IF THE PROCEEDS ARE LATER REINVESTED. Please consult your tax adviser for how a redemption would affect you.

If you repurchase Class A shares of $1 million or more within 30 days after you redeem such shares, the Distributor will rebate the amount of the CDSC charged on the redemption.

CLASS A OR B SHARES

ELIMINATING THE CDSC
As long as we are notified at the time you sell, the CDSC for any class will generally be eliminated in the following cases:


o to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC);


o  to make payments through a systematic withdrawal plan; or

o  due to shareholder death or disability.

If you think you may be eligible for a sales charge elimination or reduction, contact your financial representative or New England Funds.

ITS EASY TO OPEN AN ACCOUNT

TO OPEN AN ACCOUNT WITH NEW ENGLAND FUNDS:
1. Read this Prospectus carefully.

2. Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts:

------------------------------------------------------------------------------
                                                 MINIMUM TO OPEN
                                                 AN ACCOUNT USING  MINIMUM FOR
                                     MININUM TO     INVESTMENT       EXISTING
TYPE OF ACCOUNT                   OPEN AN ACCOUNT     BUILDER        ACCOUNTS

Any account other than those
listed below                           $2,500          $100            $100
Accounts registered under the Uniform
Gifts to Minors Act or the Uniform
Transfers to Minors Act                $2,000          $100            $100
------------------------------------------------------------------------------

3. Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or New England Funds at 800-225-5478. For more information on New England Funds' investment programs, refer to the section entitled "Additional Investor Services" in this Prospectus.

4. Use the following sections as your guide for purchasing shares.

SELF-SERVICING YOUR ACCOUNT

Buying or selling shares automatically is easy with the services described below:


NEW ENGLAND FUNDS PERSONAL
  ACCESS LINE(TM) ("PAL")                      NEW ENGLAND FUNDS WEB SITE
     800-225-5478, press 1                         www.mutualfunds.com

You have access to your account 24 hours a day by calling PAL from a touch-tone telephone or by visiting us online. By using these customer service options, you may:
o purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);
o review your account balance, recent transactions, Fund prices and recent performance;
o  order duplicate account statements; and
o  obtain tax information.


Please see the following pages for other ways to buy, exchange or sell your shares.

                                                                   BUYING SHARES

                                OPENING AN ACCOUNT     ADDING TO AN ACCOUNT

 THROUGH YOUR INVESTMENT DEALER
                                 o  Call your        o  Call your
                                    investment          investment
                                    dealer for          dealer for
                                    information         information

 BY MAIL
                                 o  Make out a       o  Make out a
                                    check in U.S.       check in U.S.
  [Graphic Omitted]                 dollars for the     dollars for the
                                    investment          investment
                                    amount, payable     amount, payable
                                    to "New England     to "New England
                                    Funds." Third       Funds." Third
                                    party checks        party checks
                                    will generally      will generally
                                    not be accepted.    not be accepted.

                                 o  Mail the check   o  Fill out the
                                    with your           detachable
                                    completed           investment slip
                                    application to      from an account
                                    New England         statement. If
                                    Funds, P.O. Box     no slip is
                                    8551, Boston,       available,
                                    MA 02266-8551.      include with
                                                        the check a letter
                                                        specifying the
                                                        Fund name, your
                                                        class of shares, your
                                                        account number
                                                        and the registered
                                                        account name(s)
                                                        or to make
                                                        investing even
                                                        easier, you can
                                                        order more investment
                                                        slips by calling
                                                        800-225-5478.

BY EXCHANGE
                                 o  The exchange     o  The exchange
     [Graphic Omitted]              must be for a       must be for a
                                    minimum of          minimum of
                                    $1,000 or for       $1,000 or for
                                    all of your         all of your
                                    shares.             shares.

                                 o  Obtain a         o  Call your
                                    current             investment
                                    prospectus for      dealer or New
                                    the Fund into       England Funds
                                    which you are       at 800-225-5478
                                    exchanging by       to request an
                                    calling your        exchange.
                                    investment
                                    dealer or New    o  See the section
                                    England Funds       entitled
                                    at                  "Exchanging
                                    800-225-5478.       Shares" for
                                                        more details.
                                 o  Call your
                                    investment
                                    dealer or New
                                    England Funds
                                    to request an
                                    exchange.

                                 o  See the section
                                    entitled
                                    "Exchanging
                                    Shares" for
                                    more details.

BY WIRE
                                 o  Call New         o  Instruct your
  [Graphic Omitted]                 England Funds       bank to
                                    at 800-225-5478     transfer funds
                                    to obtain an        to State Street
                                    account number      Bank & Trust
                                    and wire            Company, ABA#
                                    transfer            011000028, DDA#
                                    instructions.       99011538.
                                    Your bank may
                                    charge you for   o  Specify the
                                    such a              Fund name, your
                                    transfer.           class of
                                                        shares, your
                                                        account number
                                                        and the registered
                                                        account name(s).
                                                        Your bank may charge
                                                        you for such a
                                                        transfer.

AUTOMATIC INVESTING THROUGH INVESTMENT BUILDER
   [Graphic Omitted]             o  Indicate on      o  Please call New
                                    your                England Funds
                                    application         at 800-225-5478
                                    that you would      for a Service
                                    like to begin       Options Form. A
                                    an automatic        signature
                                    investment plan     guarantee may
                                    through             be required to
                                    Investment          add this
                                    Builder and the     privilege.
                                    amount of the
                                    monthly          o  See the section
                                    investment          entitled
                                    ($100 minimum).     "Additional
                                                        Investor
                                 o  Send a check        Services."
                                    marked "Void"
                                    or a deposit
                                    slip from your
                                    bank account
                                    along with your
                                    application.

THROUGH AUTOMATED CLEARING HOUSE (ACH)
   [Graphic Omitted]             o  Ask your bank    o  Call New
                                    or credit union     England Funds
                                    whether it is a     at 800-225-5478
                                    member of the       to add shares
                                    ACH system.         to your account
                                                        through ACH.
                                 o  Complete the
                                    "Telephone       o  If you have not
                                    Withdrawal and      signed up for
                                    Exchange" and       the ACH system,
                                    "Bank               please call New
                                    Information"        England Funds
                                    sections on         for a Service
                                    your account        Options Form. A
                                    application.        signature
                                                        guarantee may
                                 o  Mail your           be required to
                                    completed           add this
                                    application to      privilege.
                                    New England
                                    Funds, P.O. Box
                                    8551, Boston,
                                    MA 02266-8551.

SELLING SHARES

                       TO SELL SOME OR ALL OF YOUR SHARES
Certain restrictions may apply. See the section entitled "Restrictions on Buying, Selling and Exchanging Shares."

THROUGH YOUR INVESTMENT DEALER
o  Call your investment dealer for information.


BY MAIL
[graphic Omitted]
o Write a letter to request a redemption specifying the name of the Fund, the class of shares, your account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section entitled "Selling Shares in Writing."

o The request must be signed by all of the owners of the shares including the capacity in which they are signing, if appropriate.


o  Mail your request to New England Funds, P.O. Box 8551, Boston, MA 02266-8551.

o Your proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter. If you choose to have your proceeds delivered by mail, they will generally be mailed to you on the business day after the request is received. You may also choose to redeem by wire or through ACH (see below).

 BY EXCHANGE
[graphic Omitted]
o Obtain a current prospectus for the Fund into which you are exchanging by calling your investment dealer or New England Funds at 800-225-5478.

o  Call New England Funds to request an exchange.

o  See the section entitled "Exchanging Shares" for more details.

BY WIRE
[graphic omitted]
o Fill out the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.

o Call New England Funds at 800-225-5478 or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.

o Proceeds (less any applicable CDSC) will generally be wire d on the next business day. A wire fee (currently $5.00) will b e deducted from the proceeds.

THROUGH AUTOMATED CLEARING HOUSE (ACH)
[graphic omitted]
o  Ask your bank or credit union whether it is a member of the ACH system.

o Complete the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.

o If you have not signed up for the ACH system on your application, please call New England Funds at 800-225-5478 for a Service Options Form.

o  Call New England Funds to request a redemption through thi s system.

o Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days.

 BY SYSTEMATIC WITHDRAWAL PLAN
[graphic omitted]
o Please refer to the section entitled "Additional Investor Services" or call New England Funds at 800-225-5478 or your financial representative for information.

o Because withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

 BY TELEPHONE
[graphic omitted]
o  You may receive your proceeds by mail, by wire or through ACH (see above).

o Call New England Funds at 800-225-5478 to choose the method you wish to use to redeem your shares.


BY CHECK
[graphic omitted]
o Select the checkwriting option on your account application and complete the attached signature card.


o To add this privilege to an existing account, call New Eng land Funds at 800-225-5478 for a Service Options Form.

o  Each check must be written for $500 or more.

o You may not close your account by withdrawal check. Please call your financial representative or New England Funds to clos e an account.

                                                       SELLING SHARES IN WRITING

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations we also may require a signature guarantee or additional documentation.

A signature guarantee protects you against fraudulent orders and is necessary if:

o  your address of record has been changed within the past 30 days;

o you are selling more than $100,000 worth of shares and you are requesting the proceeds by check; or

o a proceeds check for any amount is mailed to an address other than the address of record or not payable to the registered owner(s).


A notary public CANNOT provide a signature guarantee. A signature guarantee can be obtained from one of the following sources:

o  a financial representative or securities dealer;

o  a federal savings bank, cooperative, or other type of bank;

o  a savings and loan or other thrift institution;

o  a credit union; or

o  a securities exchange or clearing agency.

The following table shows same situations in which additional documentation may be necessary. Please call your financial representative or New England Funds regarding requirements for other account types.

SELLER (ACCOUNT TYPE)            REQUIREMENTS FOR WRITTEN REQUESTS

INDIVIDUAL, JOINT, SOLE          o The signatures on the letter must include all
PROPRIETORSHIP,                    persons authorized to sign, including title,
UGMA/UTMA (MINOR ACCOUNTS)         if applicable.

                                 o Signature guarantee, if applicable
                                   (see above).


CORPORATE OR ASSOCIATION         o  The signatures on the letter must include
ACCOUNTS                            all persons authorized to sign, including
                                    title.

OWNERS OR TRUSTEES OF TRUST      o  The signature on the letter must include
ACCOUNTS                            all trustees authorized to sign, including
                                    title.

                                 o  If the names of the trustees are not
                                    registered on the account, please provide a copy of the trust document certified within the past 60 days.

                                 o  Signature guarantee, if applicable
                                    (see above).


JOINT TENANCY WHOSE CO-TENANTS   o  The signatures on the letter must include
ARE DECEASED                        all surviving tenants of the account.

                                 o  Copy of the death certificate.

                                 o Signature guarantee if proceeds check is issued to other than the surviving tenants.


POWER OF ATTORNEY (POA)          o  The signature on the letter must include
                                    the attorney-in-fact, indicating such title.

                                 o  A signature guarantee.

                                 o Certified copy of the POA document stating it is still in full force and effect, specifying the exact Fund and account number, and certified within 30 days of receipt of instructions.*

EXECUTORS OF ESTATES,            o  The signature on the letter must include
ADMINISTRATORS,                     those authorized to sign, including
GUARDIANS, CONSERVATORS             capacity.

                                 o  A signature guarantee.


                                 o  Certified copy of court document where
                                    signer derives authority, e.g.: Letters of Administration, Conservatorship, Letters
                                    Testamentary.*



*Certification may be made on court documents by the court, usually certified by the clerk of the court. POA certification may be made by a commercial bank, broker/member of a domestic stock exchange, or a practicing attorney.

EXCHANGING SHARES


If you have held shares of the Fund for at least six months, you may exchange shares of your Fund for shares of the same class of another New England Fund without paying a sales charge or a CDSC (see the sections entitled "Buying Shares" and "Selling Shares.") An exchange must be for a minimum of $1,000 (or the total net asset value of your account, whichever is less), or $100 if made under the Automatic Exchange Plan (see the section entitled "Additional Investor Services"). All exchanges are subject to the eligibility requirements of the New England Fund or Money Market Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of the Funds may be legally sold. For federal income tax purposes, an exchange of Fund shares for shares of another New England Fund or Money Market Fund is treated as a sale on which gain or loss may be recognized. Please refer to the Statement of Additional Information (the "SAI") for more detailed information on exchanging Fund shares.


RESTRICTIONS ON BUYING, SELLING AND EXCHANGING SHARES

PURCHASE AND EXCHANGE RESTRICTIONS
Although the Fund does not anticipate doing so, it reserves the right to suspend or change the terms of purchasing or exchanging shares. The Fund and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the best interest of the Fund's other shareholders or would disrupt the management of the Fund. The Fund and the Distributor reserve the right to restrict purchases and exchanges for the accounts of "market timers" by limiting the transaction to a maximum dollar amount. An account will be deemed to be one of a market timer if: (i) more than two exchange purchases of a given Fund are made for the account in a calendar quarter or (ii) the account makes one or more exchange purchases of a given Fund in a calendar quarter in an aggregate amount in excess of 1% of the Fund's total net assets.

SELLING RESTRICTIONS
The table below describes restrictions placed on selling shares of the Fund:

RESTRICTION                                                     SITUATION

The Fund may suspend the right of    o  When the New York Stock Exchange
redemption or postpone                  is closed (other than a weekend/holiday)
payment for more than 7 days:        o  During an emergency
                                     o  Any other period permitted by the SEC


The Fund reserves the right to       o  With a notice of a dispute between
suspend account services or             registered owners
refuse transaction requests:         o  With suspicion/evidence of a
                                        fraudulent act

The Fund may pay the redemption      o  When it is detrimental for the Fund
price in whole or part by a             to make cash payments as determined
distribution in kind of readily         in the sole discretion of the
marketable securities in lieu of        adviser or subadviser
cash or may take up to 7 days to
pay a redemption request in order
to raise capital:

The Fund may close your account and  o  When the Fund account falls below
send you the proceeds. Shareholders     a set minimum (currently $1,000 as
will have 60 days after being           set by the Fund's Board of Trustees)
notified of the Fund's intention to
close your account to increase the
account to the set minimum. This does
not apply to certain qualified
retirement plans, automatic
investment plans or accounts that
have fallen below the minimum solely
because of fluctuations in the Fund's
net asset value per share:


The Fund may withhold redemption     o  When redemptions within 10 calendar
proceeds until the check or funds       days of purchase by check or ACH of the
have cleared:                           shares being redeemed

If you hold certificates representing your shares, they must be sent with your request for it to be honored.


The Fund recommends that certificates be sent by registered mail.

                                                      HOW FUND SHARES ARE PRICED

"Net asset value" is the price of one share of the Fund without a sales charge, and is calculated each business day using this formula:

                   TOTAL MARKET VALUE OF SECURITIES + CASH AND OTHER ASSETS
                                        - LIABILITIES
NET ASSET VALUE =  --------------------------------------------------------
                                  NUMBER OF OUTSTANDING SHARES

The net asset value of Fund shares is determined according to this schedule:

o A share's net asset value is determined at the close of regular trading on the New York Stock Exchange (the "Exchange") on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time.


o The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received "in good order" by State Street Bank and Trust Company, the Fund's custodian (plus or minus applicable sales charges as described earlier in this Prospectus).


o Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.

o A Fund heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

*Under limited circumstances, the Distributor may enter into a contractual agreement where it may accept orders after 5:00 pm and before 8:00 pm.

Generally, during times of substantial economic or market change it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in "Buying Shares" and "Selling Shares."

Generally, Fund securities are valued as follows:

o EQUITY SECURITIES -- most recent sales or quoted bid price as provided by a pricing service.

o DEBT SECURITIES (other than short-term obligations) -- based upon pricing service valuations, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.


o SHORT-TERM OBLIGATIONS (remaining maturity of less than 60 days) -- amortized cost (which approximates market value).


o SECURITIES TRADED ON FOREIGN EXCHANGES -- most recent sale/bid price on the non-U.S. exchange, unless an occurrence after the close of the exchange will materially affect its value. In that case, it is given fair value as determined by or under the direction of the Fund's Board of Trustees at the close of regular trading on the Exchange.

o   OPTIONS -- last sale price, or if not available, last offering price.

o FUTURES -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or under the direction of the Fund's Board of Trustees.

o ALL OTHER SECURITIES -- fair market value as determined by the adviser or subadviser of the Fund under the direction of the Fund's Board of Trustees.

The effect of fair value pricing as described above under "Securities traded on foreign exchanges" and "All other securities" is that securities may not be priced on the basis of quotations from the primary market in which they are traded but rather, may be priced by another method that the Fund's Board of Trustees believes accurately reflects fair value.

DIVIDENDS AND DISTRIBUTIONS


The Fund generally distributes most or all of its net investment income (tax exempt and taxable income other than capital gains) in the form of dividends. The Fund declares dividends daily and pays them monthly. The Fund distributes all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. The Fund's Board of Trustees may adopt a different schedule as long as payments are made at least annually.


Depending on your investment goals and priorities, you may choose to:

o participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value in shares of the same class of another New England Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about this program, see the section entitled "Additional Investor Services."

o receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund or in the same class of another New England Fund.

o   receive all distributions in cash.

Unless you select one of the above options, distributions will automatically be reinvested in shares of the same class of the Fund at net asset value. For more information or to change your distribution option, contact New England Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a non-retirement plan Fund, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. Be sure to keep the 1099 as a permanent record. A fee may be charged for any duplicate information requested.


TAX CONSEQUENCES
The Fund intends to meet all requirements of the Internal Revenue Code (the "Code") necessary to qualify as a "regulated investment company." The Fund also intends to meet all the requirements of the Code necessary to ensure that it is qualified to pay "exempt interest dividends," which means that the Fund can pass to shareholders the federal tax-exempt status of interest received by it from obligations paying tax-exempt interest. Such dividends derived from interest on California Tax-Exempt Securities are also exempt from California personal income taxes.

Distributions derived from short-term capital gains or investment income are generally taxable at ordinary income rates. Distributions of gains from investments that the Fund owned for more than one year that are designated by the Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain, regardless of how long the shareholder has held Fund shares.



An exchange of shares for shares of another New England Fund or Money Market Fund is treated as a sale, and any resulting gain or loss may be subject to federal income tax. If you purchase shares of the Fund shortly before it declares a capital gain distribution or a dividend, a portion of the purchase price may be returned to you as a taxable distribution.

If you receive social security or railroad retirement benefits, you may be taxed on a portion of those benefits as a result of receiving exempt interest dividends. Also, an investment in the Fund may result in a liability for federal AMT as well as state and local taxes, both for individual and corporate shareholders.

                                              COMPENSATION TO SECURITIES DEALERS


As part of its business strategies, the Fund pays securities dealers that sells its shares. This compensation originates from two sources: sales charges (front-end or deferred) and 12b-1 fees (comprising the annual service and/or distribution fees of a plan adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940). The sales charges are detailed in the section entitled "How Sales Charges are Calculated." Each class of Fund shares pays an annual service fee of 0.25% of its average daily net assets. Class B shares of the Fund pay an annual distribution fee of 0.75% of their average daily net assets for 8 years (at which time they automatically convert into Class A shares). Generally, the 12b-1 fees are paid to securities dealers on a quarterly basis. Because these distribution fees are paid out of the Fund's assets on an ongoing basis, over time these fees for Class B shares will increase the cost of your investment and may cost you more than paying the front-end sales charge on Class A shares.


The Distributor may, at its expense, pay concessions in addition to the payments described above to dealers which satisfy certain criteria established from time to time by the Distributor relating to increasing net sales of shares of the New England Funds over prior periods, and certain other factors. See the SAI for more details.

ADDITIONAL INVESTOR SERVICES

INVESTMENT BUILDER PROGRAM
This is New England Funds' automatic investment plan. You may authorize automatic monthly transfers of $100 or more from your bank checking or savings account to purchase shares of one or more New England Funds. To join the Investment Builder Program, please refer to the section entitled "Buying Shares."

DIVIDEND DIVERSIFICATION PROGRAM
This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another New England Fund or Money Market Fund, subject to the eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected Fund's net asset value without a front-end sales charge or CDSC on the dividend record date. Before establishing a dividend diversification program into any other New England Fund or Money Market Fund, please read its Prospectus carefully.

AUTOMATIC EXCHANGE PLAN
New England Funds has an automatic exchange plan under which shares of a class of the Fund are automatically exchanged each month for shares of the same class of another New England Fund or Money Market Fund. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please refer to the SAI for more information on the Automatic Exchange Plan.

SYSTEMATIC WITHDRAWAL PLAN
This plan allows you to redeem shares and receive payments from your Fund on a regular schedule. Redemption of shares that are part of the Systematic Withdrawal Plan are not subject to a CDSC. However, the amount or percentage you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your account on the day you establish your plan. To establish a Systematic Withdrawal Plan, please refer to the section entitled "Selling Shares."


NEW ENGLAND FUNDS PERSONAL ACCESS LINE(TM) ("PAL")
This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, press 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Fund prices and recent performance. You may also use PAL to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.


NEW ENGLAND FUNDS WEB SITE
Visit us at www.mutualfunds.com to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in your existing accounts. Certain restrictions may apply.

  [Graphic Omitted]
        FUND PERFORMANCE
        ----------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, are included in the Statement of Additional Information, which is available upon request.

INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA
------------------------------------------------------------------------------------------------------------------------------------
                                                  CLASS A                                               CLASS B

                                          YEAR ENDED DECEMBER 31,                               YEAR ENDED DECEMBER 31,

                              1994       1995       1996       1997       1998        1994      1995      1996      1997      1998
Net Asset Value,
  Beginning of Year          $ 7.84     $ 7.08     $ 7.65     $ 7.66     $ 7.87      $ 7.84    $ 7.07    $ 7.63    $ 7.64    $ 7.85
                             ------     ------     ------     ------     ------      ------    ------    ------    ------    ------

INCOME FROM INVESTMENT
  OPERATIONS
Net Investment Income          0.38       0.39       0.39       0.39       0.37        0.32      0.33      0.33      0.34      0.32
Net Realized and
  Unrealized Gain (Loss)
  on Investments              (0.76)      0.57       0.00       0.20      (0.03)      (0.77)     0.56      0.01      0.20     (0.03)
                             ------     ------     ------     ------     ------      ------    ------    ------    ------    ------
Total From Investment
  Operations                  (0.38)      0.96       0.39       0.59       0.34       (0.45)     0.89      0.34      0.54      0.29
                             ------     ------     ------     ------     ------      ------    ------    ------    ------    ------

LESS DISTRIBUTIONS
Distributions From Net
  Investment Income           (0.38)     (0.39)     (0.38)     (0.38)     (0.38)      (0.32)    (0.33)    (0.33)    (0.33)    (0.33)
                             ------     ------     ------     ------     ------      ------    ------    ------    ------    ------
Total Distributions           (0.38)     (0.39)     (0.38)     (0.38)     (0.38)      (0.32)    (0.33)    (0.33)    (0.33)    (0.33)
                             ------     ------     ------     ------     ------      ------    ------    ------    ------    ------
Net Asset Value, End of
  Year                       $ 7.08     $ 7.65     $ 7.66     $ 7.87     $ 7.83      $ 7.07    $ 7.63    $ 7.64    $ 7.85    $ 7.81
                             ======     ======     ======     ======     ======      ======    ======    ======    ======    ======

TOTAL RETURN (%) (a)           (4.9)      13.9        5.3        8.0        4.5        (5.8)     12.9       4.6       7.2       3.7

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
 Expenses to Average Net
 Assets (%) (b)                0.70       0.70       0.75       0.85       0.85        1.45      1.45      1.50      1.60      1.60
Ratio of Net Investment
  Income to Average Net
  Assets (%)                   5.07       5.24       5.18       5.06       4.79        4.32      4.49      4.43      4.31      4.04
Portfolio Turnover Rate(%)      212        167        161        120        215         212       167       161       120       215
Net Assets, End of
  Year (000)                $30,293    $32,707    $35,972    $32,057    $35,348      $5,713    $5,617    $7,590    $8,881    $9,259
------------------------------------------------------------------------------------------
(a) A sales charge for Class A shares or a contingent deferred sales charge for Class B shares is not reflected in total return calculations.
(b) The ratio of operating
    expenses to average
    net assets without
    giving effect to an
    expense limitation
    would have been (%):       1.33       1.31       1.34       1.33       1.35        2.08      2.06       2.09      2.08      2.10

GLOSSARY OF TERMS

BID PRICE -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

BOTTOM-UP APPROACH -- The search for outstanding performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.

CAPITAL GAIN DISTRIBUTIONS -- Payments to the Fund's shareholders of profits earned from selling securities in the Fund's portfolio. Capital gain distributions are usually paid once a year.

CREDIT RATING -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as S&P or Moody's. Bonds with a credit rating of BBB or higher by S&P or Baa or higher by Moody's are generally considered investment grade.

DERIVATIVE -- A financial instrument whose value and performance are based upon the value and performance of another security or financial instrument.

DISCOUNTED PRICE -- The difference between a bond's current market price and its face or redemption value.

DIVERSIFICATION -- The strategy of investing in a wide range of companies or industries to reduce the risk if an individual company or sector suffers losses.

DIVIDEND YIELD -- The current or estimated annual dividend divided by the market price per share of a security.

DURATION -- A measure of how much a bond's price inversely fluctuates with changes in prevailing interest rates.

EARNINGS GROWTH -- A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

FUNDAMENTAL ANALYSIS -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysts consider past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, these analysts assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

GROWTH INVESTING -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

INCOME DISTRIBUTIONS -- Payments to the Fund's shareholders resulting from the net interest or dividend income earned by the Fund's portfolio.

INFLATION -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

INTEREST RATE -- Rate of interest charged for the use of money, usually expressed at an annual rate.

MARKET CAPITALIZATION -- The market price of a company's shares multiplied by the number of shares outstanding. Large capitalization companies generally have over $5 billion in market capitalization; medium cap companies between $1.5 billion and $5 billion; and small cap companies less than $1.5 billion. These capitalization figures may vary depending upon the index being used and/ or the guidelines used by the portfolio manager.

MATURITY -- The final date on which the payment of a debt instrument (e.g. bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

NET ASSET VALUE (NAV) -- The market value of one share of the Fund on any given day without a front-end sales charge or CDSC. It is determined by dividing the Fund's total net assets by the number of shares outstanding.

PRICE-TO-BOOK RATIO -- Current market price of a stock divided by its book value, or net asset value.

PRICE-TO-EARNINGS RATIO -- Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price-to-earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different securities. Some firms use the inverse ratio for this calculation (i.e. earnings-to-price ratio).

RETURN ON EQUITY -- The amount, expressed as a percentage, earned on a company's common stock investment for a given period. It is calculated by dividing net income for the period after preferred stock dividends but before common stock dividends by the common stock equity (net worth) average for the accounting period. This tells common shareholders how effectively their money is being employed.

TECHNICAL ANALYSIS -- The research into the demand and supply for securities, options, mutual funds and commodities based on trading volume and price studies. Technical analysis uses charts or computer programs to identify and project price trends in a market, security, mutual fund or futures contract.

TOP-DOWN APPROACH -- The method in which an investor first looks at trends in the general economy, selects attractive industries and then companies that should benefit from those trends.

TOTAL RETURN -- The change in value of an investment in a Fund over a specific time period expressed as a percentage. Total returns assume all earnings are reinvested in additional shares of a Fund.

VALUE INVESTING -- A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

VOLATILITY -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

YIELD -- The rate at which a fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

YIELD-TO-MATURITY -- The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

[graphic omitted]

  IF YOU WOULD LIKE MORE INFORMATION ABOUT THE FUND, THE FOLLOWING DOCUMENTS
                       ARE AVAILABLE FREE UPON REQUEST:

  ANNUAL AND SEMIANNUAL REPORTS -- Provide additional information about the
     Fund's investments. Each report includes a discussion of the market conditions and investment strategies that significantly affected the
               Fund's performance during its last fiscal year.

     STATEMENT OF ADDITIONAL INFORMATION (SAI) -- Provides more detailed information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

                 TO ORDER A FREE COPY OF THE FUND'S ANNUAL OR
             SEMIANNUAL REPORT OR ITS SAI, CONTACT YOUR FINANCIAL
                        REPRESENTATIVE OR THE FUND AT:

                           New England Funds, L.P.
                             399 Boylston Street
                         Boston, Massachusetts 02116
                           Telephone: 800-225-5478
                        Internet: www.mutualfunds.com

   Your financial representative or New England Funds will also be happy to answer your questions or to provide any additional information that you may require.

               You can review the Fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Text-only copies are available free from the Commission's Web site at: www.sec.gov.

   Copies of these publications are also available for a fee by writing or calling the Public Reference Room of the SEC,
                         Washington, D.C. 20549-6009
                           Telephone: 800-SEC-0330

               New England Funds, L.P., and other firms selling shares of New England Funds are members of the National Association of
   Securities Dealers, Inc. (NASD). As a service to investors, the NASD has asked that
   we inform you of the availability of a brochure on its Public Disclosure
      Program. The program provides access to information about securities firms and their representatives.
   Investors may obtain a copy by contacting the NASD at 800-289-9999 or by visiting their Web site at www.NASDR.com.


                                  New England
                       Intermediate Term Tax Free Fund
                                of California


                  (Investment Company Act File No. 811-242)


                                   XCA51-0599

[LOGO](R)
NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)
--------------------------------------------------------------------------------


NEW ENGLAND CAPITAL GROWTH FUND                       NEW ENGLAND BALANCED FUND
NEW ENGLAND GROWTH AND INCOME FUND                    NEW ENGLAND GROWTH FUND
(formerly New England Growth Opportunities Fund)      NEW ENGLAND VALUE FUND
NEW ENGLAND INTERNATIONAL EQUITY FUND                 NEW ENGLAND BULLSEYE FUND
NEW ENGLAND EQUITY INCOME FUND


STATEMENT OF ADDITIONAL INFORMATION -- PART I



MAY 3, 1999

         This Statement of Additional Information (the "Statement") contains information which may be useful to investors but which is not included in the Prospectus of the New England Funds listed above (the "Funds" and each a "Fund"). This Statement is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Funds dated May 3, 1999 for Class A, Class B and Class C shares or the Prospectus of the Funds dated May 3, 1999 for Class Y shares (the "Prospectus" or "Prospectuses"). The Statement should be read together with the Prospectus. Investors may obtain a free copy of the Prospectus from New England Funds, L.P., Prospectus Fulfillment Desk, 399 Boylston Street, Boston, Massachusetts 02116, by calling New England Funds at 800-225-5478 or by placing an order online at www.mutualfunds.com. Part I of this Statement contains specific information about the Funds. Part II includes information about the Funds as well as other New England Funds.

         New England Growth Fund, New England Capital Growth Fund, New England Balanced Fund, New England International Equity Fund and New England Value Fund are each a diversified fund of New England Funds Trust I, a registered open-end management investment company that offers a total of twelve funds; New England Growth and Income Fund is a diversified fund of New England Funds Trust II, a registered open-end management investment company that offers a total of seven funds; and New England Equity Income Fund and New England Bullseye Fund are diversified and non-diversified, respectively, funds of New England Funds Trust III, a registered open-end management investment company that offers a total of six funds. New England Funds Trust I, New England Funds Trust II and New England Funds Trust III are collectively referred to in this Statement as the "Trusts" and are each referred to as a "Trust."


         The Funds' financial statements and accompanying notes are incorporated by reference into this Statement. Each Fund's annual and semiannual report contains additional performance information and is available upon request and without charge, by calling 800-225-5478.

                                TABLE OF CONTENTS


                                     PART I                          Page
     Investment Restrictions                                           ii
     Fund Charges and Expenses                                        viii
     Ownership of Fund Shares                                          xvi
     Investment Performance of the Funds                               xix
                                     PART II
     Miscellaneous Investment Practices                                 2
     Management of the Trusts                                          22
     Portfolio Transactions and Brokerage                              36
     Description of the Trusts and Ownership of Shares                 43
     How to Buy Shares                                                 46
     Net Asset Value and Public Offering Price                         46
     Reduced Sales Charges - Class A Shares Only                       47
     Shareholder Services                                              49
     Redemptions                                                       56
     Standard Performance Measures                                     58
     Income Dividends, Capital Gain Distributions and Tax Status       63
     Financial Statements                                              65
     Appendix A - Description of Bond Ratings                          66
     Appendix B - Publications That May Contain Fund Information       68
     Appendix C - Advertising and Promotional Literature               71
     Appendix D - Portfolio Composition of the High Income,
                  Bond Income, Strategic Income and International
                  Equity Funds                                         75

--------------------------------------------------------------------------------
                             INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------


        The following is a description of restrictions on the investments to be made by the Funds. The restrictions marked with an asterisk may not be changed without the vote of a majority of the outstanding voting securities of the relevant Fund (as defined in the Investment Company Act of 1940, as amended [the "1940 Act"]). Except in the case of restrictions marked with a dagger (+) below, the percentages set forth below and the percentage limitations set forth in the Prospectus will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.


NEW ENGLAND GROWTH FUND, NEW ENGLAND VALUE FUND AND NEW ENGLAND BALANCED FUND New England Growth Fund (the "Growth Fund"), New England Value Fund (the "Value Fund") and New England Balanced Fund (the "Balanced Fund") each will not:

*(1) Purchase any security (other than U.S. Government securities) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer or 25% of the Fund's total assets (taken at current value) would be invested in any one industry;

*(2) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales;

*(3) Acquire more than 10% of any class of securities of an issuer (taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer;

*(4) Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, and then only as a temporary measure for extraordinary or emergency purposes;

*(5)    Pledge more than 15% of its total assets (taken at cost);

*(6) Invest more than 5% of its total assets (taken at current value) in securities of businesses (including predecessors) less than three years old;

*(7) Purchase or retain securities of any issuer if officers and trustees of New England Funds Trust I or of the investment adviser of the Fund who individually own more than 1/2 of 1% of the shares or securities of that issuer together own more than 5%;

*(8) Make loans, except by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions;

*(9) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts. Also, the Value Fund will not buy or sell real estate or interests in real estate which are not readily marketable. (This restriction does not prevent such Funds from purchasing securities of companies investing in the foregoing);

*(10) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

*(11)   Make investments for the purpose of exercising control or management;

*(12) Participate on a joint or joint and several basis in any trading account in securities;

*(13) Purchase options or warrants if, as a result, more than 1% of its total assets (taken at current value) would be invested in such securities;

*(14)   Write options or warrants;

*(15) Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions. (Under the 1940 Act, the Growth Fund, the Value Fund and the Balanced Fund each may not (a) invest more than 10% of its total assets [taken at current value] in such securities, (b) own securities of any one investment company having a value in excess of 5% of the total assets of such Fund [taken at current value], or (c) own more than 3% of the outstanding voting stock of any one investment company);

*(16) Issue senior securities. For the purpose of this restriction, none of the following is deemed to be a senior security: any borrowing permitted by restriction (4) above; any pledge or other encumbrance of assets permitted by restriction (5) above; any collateral arrangements with respect to options, forward contracts, futures contracts, swap contracts and other similar contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts, swap contracts and other similar contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of New England Funds Trust I's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom; or

+(17) Invest more than 15% of the Fund's total net assets in illiquid securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by New England Funds Trust I's trustees.)

NEW ENGLAND CAPITAL GROWTH FUND
New England Capital Growth Fund (the "Capital Growth Fund") may not:

(1) With respect to 75% of its total assets, purchase any security (other than U.S. Government securities) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer;

*(2) Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government [together with subdivisions thereof] will be considered to be a separate industry);

 (3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);


 (4) Acquire more than 10% of any class of securities of an issuer (other than U.S. Government securities and taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or with respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of an issuer (such percentage limitations apply to closed-end management investment companies as well);


*(5) Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, and then only as a temporary measure for extraordinary or emergency purposes;

 (6) Pledge more than 15% of its total assets (taken at cost). (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge of assets);

*(7) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(8) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(9) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

 (10) Except to the extent permitted by rule or order of the Securities and Exchange Commission (the "SEC"), participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with the Fund's adviser or subadviser or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.);

 (11) Write, purchase or sell options, except that the Fund may (a) write, purchase and sell put and call options on securities or securities indexes and (b) enter into currency forward contracts;

+(12) Invest more than 15% of its net assets (taken at current value) in illiquid securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by New England Funds Trust I's trustees); or

*(13) Issue senior securities. (For the purpose of this restriction, none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (6) above; any borrowing permitted by restriction (5) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of New England Funds Trust I's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom.)

NEW ENGLAND INTERNATIONAL EQUITY FUND
New England International Equity Fund (the "International Equity Fund") may not:

 (1) With respect to 75% of its total assets, purchase any security (other than U.S. Government securities) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer;

*(2) Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government (together with subdivisions thereof) will be considered to be a separate industry);

 (3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

 (4) Acquire more than 10% of any class of securities of an issuer (other than U.S. Government securities and taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or with respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of an issuer (such percentage limitations apply to closed-end management investment companies as well);

*(5) Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, and then only as a temporary measure for extraordinary or emergency purposes;

 (6) Pledge more than 15% of its total assets (taken at cost). (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge of assets);

*(7) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(8) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(9) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

 (10) Except to the extent permitted by rule or order of the SEC, participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with the Fund's adviser or subadviser or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.);

 (11) Write, purchase or sell options, except that the Fund may (a) write, purchase and sell put and call options on securities, securities indexes, currencies, futures contracts, swap contracts and other similar instruments and (b) enter into currency forward contracts;

+(12) Purchase any illiquid security if, as a result, more than 15% of its total assets (taken at current value) would be invested in such securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by New England Funds Trust I's trustees); or

*(13) Issue senior securities. For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (6) above; any borrowing permitted by restriction (5) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of New England Funds Trust I's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom.


NEW ENGLAND GROWTH AND INCOME FUND
(formerly New England Growth Opportunities Fund)
New England Growth and Income Fund (the "Growth and Income Fund") will not:


*(1) Purchase securities of an issuer if such purchase would cause more than 5% of the market value of the total Fund assets to be invested in the securities of such issuer (exclusive of United States or Canadian government obligations), or if such purchase would cause more than 10% of the securities of such issuer to be held by the Fund;

*(2) Purchase or retain the securities of any issuer if the officers and trustees of New England Funds Trust II owning beneficially 1/2 of 1% of the securities of such issuer together own beneficially more than 5% of the securities of such issuer;

*(3) Purchase the securities issued by any other investment company, except that a purchase involving no commission or profit to a sponsor or dealer (other than a customary broker's commission) is permitted and except that a purchase that is part of a plan of merger or consolidation is permitted;

*(4) Purchase securities issued by companies with a record (including that of their predecessors) of less than three years' continuous operation;

*(5) Purchase securities for the portfolio on margin, make short sales or make loans to persons affiliated with New England Funds Trust II;

*(6) Act as underwriter of securities of other issuers, or invest directly in real estate or in commodities or commodity contracts; or

*(7) Make loans to other persons, provided, however, that this restriction shall not prohibit the Fund from entering into repurchase agreements with respect to not more than 25% of the Fund's total assets taken at current value. The purchase of a portion of an issue of bonds, notes or debentures publicly distributed or of a type customarily purchased by institutional investors does not constitute the making of loans within the meaning of this restriction;

*(8) Borrow money, except that the Fund may make secured or unsecured bank borrowings, provided that an asset coverage of at least 300% for all such borrowings (including the amount then being borrowed) is maintained as required by the 1940 Act;

*(9) Issue senior securities. For the purpose of this restriction, none of the following is deemed to be a senior security; any borrowing permitted by restriction (8) above; any collateral arrangements with respect to options, futures contracts, swap contracts and other similar contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts, swap contracts and other similar contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of New England Funds Trust II's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom;

+(10) Invest more than 15% of the Fund's total net assets in illiquid securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by New England Funds Trust II's trustees).

        It is a fundamental policy of the Fund that it will not concentrate its assets in the securities of issuers in the same industry. The Fund intends to abide by the views of the SEC staff on what constitutes industry concentration. Accordingly, the Fund will not make an investment if, immediately thereafter, the Fund would hold more than 25% of its total assets in securities of issuers in any one industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

        The Fund has no present intention of borrowing money except on a temporary basis, as may be needed, to cover redemptions of shares. Should this intention change, the Prospectus will be amended.

NEW ENGLAND EQUITY INCOME FUND
New England Equity Income Fund (the "Equity Income Fund") will not:

*(1) Purchase any security (other than U.S. Government securities) if, as a result, more that 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government (together with subdivisions thereof) will be considered to be a separate industry);

 (2) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further considerations, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

*(3) Borrow money in excess of 25% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes;

 (4) Pledge more than 25% of its total assets (taken at cost). (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts, options on futures contracts and swap contracts and with respect to initial and variation margin are not deemed to be a pledge of assets);

*(5) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(6) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts, swap contracts and related options. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(7) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

 (8) Participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with the Fund's adviser or subadviser or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction;

 (9) Write, purchase or sell options, except that the Fund may (a) write, purchase and sell put and call options on securities, securities indexes or futures contracts and (b) enter in to currency forward contracts;

+(10) Purchase any illiquid security if, as a result, more than 15% of its net assets (taken at current value) would be invested in such securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by New England Funds Trust III's trustees);

*(11) Issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restrictions (2) or (4) above; any borrowing permitted by restriction (3) above; any collateral arrangements with respect to forward contracts, options, futures contracts, swap contracts and options on futures contracts or swap contracts and with respect to initial and variation margin, the purchase or sale of options, forward contracts, future contracts, swap contracts or options on futures contracts or swap contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of the New England Funds Trust III's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom.)


NEW ENGLAND BULLSEYE FUND
New England Bullseye Fund (the "Bullseye Fund") may not:

*(1) Invest more than 25% of the Fund's total assets in the securities of issuers engaged in any one industry (except securities issued by the U.S. Government, its agencies or instrumentalities);

(2) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where it owns or, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

*(3)    Borrow money in excess of 33 1/3% of its total assets;

*(4) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(5) Buy or sell real estate or commodities or commodity contracts, except that the Fund may buy and sell financial futures contracts and options, swap contracts, currency forward contracts, structured notes and other similar instruments. (This restriction does not prevent the Fund from purchasing securities of issuers that invest in the foregoing);

*(6) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

+(7) Purchase any illiquid security if, as a result, more than 15% of its net assets (taken at current value) would be invested in such securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by New England Fund Trust III's trustees);

*(8) Issue senior securities, except as permitted by the 1940 Act or any relevant exemption thereunder. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets; any borrowing permitted by restriction (3) above; any collateral arrangements with respect to options or futures contracts, and with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts, swap contracts and other similar instruments.)

        Although the Fund is permitted to borrow money to a limited extent, it does not currently intend to do so.

        The staff of the Securities and Exchange Commission (the "SEC") is currently of the view that repurchase agreements maturing in more than seven days are liquid and thus subject to restriction (7) above.


--------------------------------------------------------------------------------
                            FUND CHARGES AND EXPENSES
--------------------------------------------------------------------------------

MANAGEMENT FEES

         Pursuant to an advisory agreement dated August 30, 1996, Capital Growth Management Limited Partnership ("CGM") has agreed to manage the investment and reinvestment of the assets of the Growth Fund, subject to the supervision of the Board of Trustees of New England Funds Trust I. Under the advisory agreement, the Fund pays CGM an advisory fee at the annual rate of 0.75% of the first $200 million of the Fund's average daily net assets, 0.70% of the next $300 million of such assets and 0.65% of such assets in excess of $500 million. Prior to August 30, 1996, CGM served as adviser to the Growth Fund pursuant to an advisory agreement providing for an advisory fee at the same rate as currently in effect for such Fund.


         Pursuant to separate advisory agreements, each dated August 30, 1996 and amended May 1, 1998 (dated March 16, 1998 in the case of Bullseye Fund), New England Funds Management, L.P. ("NEFM") has agreed, subject to the supervision of the Board of Trustees of the relevant Trust, to manage the investment and reinvestment of the assets of the Capital Growth, Value, Balanced, International Equity, Growth and Income, Equity Income and Bullseye Funds and to provide a range of administrative services to such Funds. For the services described in the advisory agreements, each such Fund has agreed to pay NEFM a gross management fee at the annual rate set forth in the following table, reduced by the amount of any sub-advisory fees paid by the Fund to the subadviser pursuant to any sub-advisory agreement:

                                                             Management fee payable by Fund to NEFM
                                                              (reduced by any subadviser fees paid)
                     Fund                           (as a percentage of average daily net assets of the Fund)
-----------------------------------------------     ----------------------------------------------------------
Balanced Fund,                                         0.75%     of the first $200 million
Capital Growth Fund and                                0.70%     of the next $300 million
Value Fund                                             0.65%     of amounts in excess of $500 million

Growth and Income Fund and Equity Income               0.70%     of the first $200 million
Fund                                                   0.65%     of the next $300 million
                                                       0.60%     of amounts in excess of $500 million

International Equity Fund                              0.90%     of the first $200 million
                                                       0.85%     of the next $300 million
                                                       0.80%     of amounts in excess of $500 million


Bullseye Fund                                          0.95%     of the first $200 million
                                                       0.90%     of the next $300 million
                                                       0.85%     of amounts in excess of $500 million

         The advisory agreements for the Capital Growth, Value, Balanced, International Equity, Growth and Income, Equity Income and Bullseye Funds each provide that NEFM may delegate its responsibilities thereunder to other parties. Pursuant to separate subadvisory agreements, each dated August 30, 1996 and amended May 1, 1998 (dated February 14, 1997, and amended May 1, 1998, March 16, 1998 and April 17, 1998 in the case of International Equity, Bullseye and the Capital Growth Funds, respectively), NEFM has delegated responsibility for managing the investment and reinvestment of each of these Funds' assets to a subadviser. The subadviser is Loomis Sayles & Company, L.P. ("Loomis Sayles"), in the case of the International Equity, Balanced, Value and Equity Income Funds, Westpeak Investment Advisors, L.P. ("Westpeak"), in the case of the Growth and Income and Capital Growth Funds and Jurika & Voyles, L.P. ("Jurika & Voyles") in the case of the Bullseye Fund. For the services described in the subadvisory agreements, each such Fund has agreed to pay its respective subadviser a subadvisory fee at the annual rate set forth in the following table:

                                                                          Subadvisory fee payable to subadviser
                 Fund                         Subadviser         (as a percentage of average daily net assets of the Fund)
---------------------------------------    ------------------    ---------------------------------------------------------
Balanced Fund and                          Loomis Sayles           0.535%    of the first $200 million
Value Fund                                                         0.350%    of the next $300 million
                                                                   0.300%    of amounts in excess of $500 million

Capital Growth Fund                        Westpeak                0.40%     of the first $200 million
                                                                   0.35%     of the next $300 million
                                                                   0.30%     of amounts in excess of $500 million

Growth and Income Fund                     Westpeak                0.50%     of the first $25 million
                                                                   0.40%     of the next $75 million
                                                                   0.35%     of the next $100 million
                                                                   0.30%     of the next $200 million

International Equity Fund                  Loomis Sayles           0.40%     of the first $200 million
                                                                   0.35%     of amounts in excess of $200 million

Equity Income Fund                         Loomis Sayles           0.400%    of the first $200 million
                                                                   0.325%    of the next $300 million
                                                                   0.275%    of amounts in excess of $500 million

Bullseye Fund                              Jurika & Voyles         0.57%     of the first $200 million
                                                                   0.50%     of the next $300 million
                                                                   0.43%     of amounts in excess of $500 million



         From August 30, 1996 to January 30, 1998, Loomis Sayles served as subadviser to the Capital Growth Fund pursuant to a subadvisory agreement between NEFM and Loomis Sayles providing for the same subadvisory fee as is currently payable by the Capital Growth Fund to Westpeak. From January 2, 1996 (November 28, 1995 in the case of the Equity Income Fund) to August 30, 1996, NEFM served as adviser and Loomis Sayles served as subadviser to the Capital Growth, Balanced, Value and Equity Income Funds pursuant to separate advisory and subadvisory agreements providing for the same management and subadvisory fees as are currently in effect for these Funds. Prior to January 2, 1996, Loomis Sayles served as adviser to the Capital Growth, Balanced and Value Funds pursuant to separate advisory agreements, each of which provided for an advisory fee payable by such Fund to Loomis Sayles at the same rate as the management fee currently payable by such Fund to NEFM.


         From May 1, 1995 until August 30, 1996, NEFM served as adviser and Westpeak served as subadviser to the Growth and Income Fund pursuant to advisory and subadvisory agreements providing for the same management and subadvisory fee rates as are currently in effect for the Fund.


         From December 29, 1995 until February 14, 1997, Draycott Partners, Ltd. ("Draycott") served as subadviser to the International Equity Fund pursuant to successive subadvisory agreements providing for a subadvisory fee payable by NEFM to Draycott at the annual rate of 0.54% of the first $200 million of the Fund's average daily net assets, 0.49% of the next $300 million of such assets and 0.44% of such assets in excess of $500 million. From December 29, 1995 to August 30, 1996, NEFM served as adviser to the International Equity Fund pursuant to an advisory agreement providing for a management fee at the same rate as is currently in effect for such Fund.


         NEFM has given a binding undertaking to International Equity Fund to reduce its fees and, if necessary, to bear certain expenses related to operating the Fund in order to limit the Fund's expenses to an annual rate of 2.00% of the average daily net assets of the Fund's Class A shares, 2.75% of the average daily net assets of the Fund's Class B shares, 2.75% of the average daily net assets of the Fund's Class C shares and 1.40% (prior to December 31, 1996, 1.00%) of the average daily net assets of the Fund's Class Y shares. This undertaking will be binding on NEFM for the life of the Fund's Prospectus. Loomis Sayles voluntarily agreed to waive in its entirety its subadvisory fee for the International Equity Fund from February 14, 1997 through February 13, 1998. From December 29, 1995 until April 30, 1998, NEFM had voluntarily agreed to reduce its fees and if necessary, to bear certain operating expenses in order to limit the Fund's expenses to an annual rate of 1.75% for Class A shares, 2.50% for Class B shares and 2.50% for Class C shares and 1.15% for Class Y shares (prior to December 31, 1996, 1.00%) of the Fund's average daily net assets and prior to December 29, 1995, voluntary limitations were in effect with respect to Draycott, the Distributor and the Fund.

         Since September 1, 1997, Loomis Sayles has voluntarily agreed, until further notice to the Equity Income Fund, to waive its entire subadvisory fee for such Fund. This waiver by Loomis Sayles does not reduce the Fund's expenses. This agreement may be terminated by Loomis Sayles at any time. In addition, NEFM has given a binding undertaking to Equity Income Fund to reduce its management fee and, if necessary, to bear certain expenses associated with operating the Fund to the extent necessary to limit the Fund's expenses to the annual rate of 1.50% of average daily net assets for Class A shares, 2.25% for Class B shares, 2.25% for Class C shares and 1.25% for Class Y shares. This undertaking will be binding on NEFM for the life of the Fund's Prospectus (subject to the obligation of the Fund to pay NEFM such deferred fees in later periods to the extent that the Fund's expenses fall below the annual rate of 1.50% of average daily net assets for Class A shares, 2.25% for Class B shares, 2.25% for Class C shares and 1.25% for Class Y shares; provided, however, that the Fund is not obligated to pay any such deferred fees more than two years after the end of the fiscal year in which the fee was deferred).


         For the period January 30, 1998 to April 17, 1998, Westpeak served as subadviser to the Capital Growth Fund under an interim subadvisory agreement dated January 30, 1998 providing for the same fee that was paid to Loomis Sayles.


         NEFM has given a binding undertaking to Bullseye Fund to reduce its management fee and, if necessary, to bear certain expenses associated with the Fund, to the extent necessary to limit the Fund's expenses to the annual rate of 1.75% for Class A shares, 2.50% for Class B shares and 2.50% for Class C shares. This undertaking will be binding on NEFM for the life of the Fund's Prospectus (subject to the obligation of the Fund to pay NEFM such deferred fees (but not expenses borne) in later periods to the extent that the Funds expenses fall below the annual rate of 1.75% for Class A shares, 2.50% for Class B shares and 2.50% for Class C shares; provided, however, that the Fund is not obligated to pay any such deferred fees more than two years after the end of the fiscal year in which the fee was deferred).


         As of May 1, 1998, each subadvisory agreement between NEFM and Loomis Sayles or Westpeak was amended to add the relevant Fund as a party and to provide that the subadvisory fees payable under such agreement are payable by the Fund rather than by NEFM. Also as of May 1, 1998, the advisory agreement for each Fund, except the Growth Fund and the Bullseye Fund, was amended to provide that the management fees payable by the Fund to NEFM are reduced by the amounts of any subadvisory fees paid directly by the Fund to its subadviser (the advisory agreement for the Bullseye Fund already provided for such payment arrangements). These amendments to the Funds' advisory and subadvisory agreements did not change the management and subadvisory fee rates under the agreements, nor the services to be provided to the Funds by NEFM and the subadvisers under the agreements. Furthermore, these amendments did not change the overall level of fees payable by any Fund.

         For the last three fiscal years (or for the period from March 31, 1998 to December 31, 1998 in the case of the Bullseye Fund), the advisory or management fees payable by the Funds (before any voluntary fee reductions and any reduction by the amount of any subadvisory fees paid by the Fund to its subadviser) were as follows:

                     FUND                         1996**           1997***          1998****
    ------------------------------                ------           -------          --------

    Growth Fund                                   $8,300,884       $9,757,792      $11,260,645
    Capital Growth Fund                           $1,245,009       $1,436,893      $ 1,546,360
    Value Fund                                    $2,241,498       $3,030,220      $ 3,260,867
    Balanced Fund                                 $2,355,084       $2,830,754      $ 2,876,837
    International Equity Fund*                    $2,439,442       $1,241,968      $   734,344
    Growth and Income Fund                        $1,414,997       $1,809,523      $ 2,586,482
    Equity Income Fund*****                          $16,222          $41,756      $   248,935
    Bullseye Fund******                                  N/A              N/A      $   115,268

*      As a result of the voluntary expense limitation in effect, the International Equity Fund paid $2,183,655, $734,003 and $460,772, respectively, in advisory or management fees for the fiscal years ended December 31, 1996, 1997 and 1998.

**     For the fiscal year ended December 31, 1996, NEFM paid subadvisory fees of $1,497,544,
       $882,259 and $1,440,747 to Loomis Sayles for the Balanced, Capital Growth and Value
       Funds, respectively. For the fiscal year ended December 31, 1996, NEFM paid subadvisory fees of $1,296,747 to Draycott (after the waiver) and $781,353 to Westpeak for the
       International Equity and Growth and Income Funds, respectively. Without the voluntary fee waiver, NEFM would have paid Draycott a subadvisory fee of $1,448,652 for the
       International Equity Fund for the fiscal year ended December 31, 1996.

***    For the fiscal year ended December 31, 1997, NEFM paid subadvisory fees of $1,735,375,
       $1,020,031 and $1,835,110 to Loomis Sayles for the Balanced, Capital Growth and Value
       Funds, respectively. For the fiscal year ended December 31, 1997, NEFM paid subadvisory fees of $0 to Loomis Sayles (after the waiver) and $964,009 to Westpeak for the Equity
       Income and Growth and Income Funds, respectively. For the period January 1 to February
       13, 1997, NEFM paid subadvisory fees of $77,259 to Draycott for the International Equity
       Fund, and for the period February 14 to December 31, 1997, no subadvisory fees were paid by NEFM to Loomis Sayles as a result of the voluntary fee waiver by Loomis Sayles.
       Without the voluntary fee waiver, NEFM would have paid Draycott a subadvisory fee for the
       International Equity Fund of $128,701 for the period January 1, to February 13, 1997 and a subadvisory fee of $347,719 to Loomis Sayles for the period February 14 to December 31,
       1997.

****   For the period January 1 to April 30, 1998, NEFM paid subadvisory fees of $595,881, $262,382 and $673,095 to Loomis Sayles for the Balanced, Capital Growth and Value Funds, respectively.
       Also, for the period January 1 to April 30, 1998, NEFM paid a subadvisory fee of $91,245 to
       Westpeak for the Capital Growth Fund. For the period May 1 to December 31, 1998, the
       Balanced, Capital Growth and Value Funds paid subadvisory fees to Loomis Sayles of
       $1,064,192, $0 and $1,277,533, respectively. Also, for the period May 1 to December 31, 1998,
       NEFM paid a subadvisory fee of $555,010 to Westpeak for the Capital Growth Fund. For the
       period January 1 to April 30, 1998, NEFM paid subadvisory fees of $0 to Loomis Sayles (after the waiver) and $396,979 to Westpeak for the Equity Income and Growth and Income Funds,
       respectively. For the period May 1 to December 31, 1998, the Equity Income Fund and Growth
       and Income Fund paid $0 to Loomis Sayles (after the waiver) and $2,189,503 to Westpeak, respectively. Without the voluntary fee waiver, NEFM and the Equity Income Fund would have paid Loomis Sayles a subadvisory fee of $43,015 and $99,239, respectively, for such periods.
       For the period January 1 to February 14, 1998, no subadvisory fees were paid by NEFM to
       Loomis Sayles for the International Equity Fund as a result of the voluntary fee waiver by
       Loomis Sayles. For the period February 15, 1998 to April 30, 1998, NEFM paid Loomis Sayles a subadvisory fee of $73,345. For the period May 1, 1998 to December 31, 1998, the Fund paid a subadvisory fee of $143,678 to Loomis Sayles. Without a voluntary fee waiver by Loomis
       Sayles, the amount of the subadvisory fee that the Fund would have paid to Loomis Sayles, for the period May 1, 1998 to December 31, 1998 would have been $326,375.

*****  As a result of the voluntary expense limitations in effect, the Equity Income Fund paid no management fees to NEFM and NEFM paid no subadvisory fees to Loomis Sayles for the fiscal years ended December 31, 1996 and 1997 and the Fund paid no subadvisory fees to
       NEFM for the fiscal year ended December 31, 1998. Without the voluntary fee waiver, NEFM would have paid Loomis Sayles subadvisory fees of $9,155, $23,861 and $43,010 for the fiscal years ended December 31, 1996 and 1997 and for the period from January 1 to April
       30, 1998, respectively, and the Fund would have paid Loomis Sayles a subadvisory fee of
       $99,239 for the period from May 1 to December 31, 1998.

****** The Bullseye Fund commenced operations on March 31, 1998. As a result of the voluntary fee deferral and expense limitations in effect, the Fund paid no management fees to NEFM and no subadvisory fees to Jurika & Voyles for the fiscal period ending December 31,
       1998. Without the voluntary fee deferral and expense limitation, the Fund would have paid
       NEFM a management fee of $46,107 and Jurika & Voyles a subadvisory fee of $69,161.



         For more information about the Funds' advisory and subadvisory agreements, see "Management of the Trusts" in Part II of this Statement.

BROKERAGE COMMISSIONS


         In 1996, 1997and 1998, brokerage transactions for Growth Fund aggregating $729,976,367, $782,645,000 and $839,415,762, respectively, were allocated to brokers providing research services, and $804,468, $782,645 and $925,576, respectively, in commissions were paid on these transactions in such years. During 1996, 1997 and 1998 the Fund paid total brokerage commissions of $6,700,404, $6,669,194 and $6,163,593, respectively.

         In 1996, 1997 and 1998, brokerage transactions for Value Fund aggregating $27,447,729, $19,208,488 and $77,873,944, respectively, were allocated to brokers providing research services, and $42,841, $29,690 and $119,738, respectively, in commissions were paid on these transactions in such years. During 1996, 1997 and 1998, the Fund paid total brokerage commissions of $563,181, $618,342 and $967,035, respectively.

         In 1996, 1997 and 1998, brokerage transactions for Balanced Fund aggregating $17,564,632, $17,718,990 and $68,151,350, respectively, were allocated to brokers providing research services, and $26,139 ,$24,900 and $107,472, respectively, in commissions were paid on these transactions in such years. During 1996, 1997 and 1998, the Fund paid total brokerage commissions of $373,304, $376,805 and $563,035, respectively.

         In 1996, 1997 and 1998, brokerage transactions for Growth and Income Fund aggregating $180,664,244, $531,986,567 and $365,997,958, respectively, were allocated to brokers providing research services and $157,185, $162,980 and $154,557, respectively, in commissions were paid on these transactions in such years. During 1996, 1997 and 1998, the Fund paid total brokerage commissions of $352,661, $351,050 and $619,719, respectively.

         In 1996, 1997 and 1998, brokerage transactions for International Equity Fund aggregating $375,687,256, $462,898,584 and $15,145, respectively, were allocated to brokers providing research services and $836,718, $0 and $0, respectively, in commissions were paid on these transactions in such years. During 1996, 1997 and 1998, the Fund paid total brokerage commissions of $836,718, $1,222,767 and $506,328, respectively.

         In 1996, 1997 and 1998, brokerage transactions for Captial Growth Fund aggregating $7,402,475, $105,213,412 and $179,733,449, respectively, were allocated to brokers providing research services and $4,500, $4,000 and $63,846, respectively, in commissions were paid on these transactions in such years. During 1996, 1997 and 1998, the Fund paid total brokerage commissions of $174,585, $103,244 and $366,221, respectively.

          In 1996, 1997 and 1998, brokerage transactions for Equity Income Fund aggregating $1,981,029, $0 and $44,172, respectively, were allocated to brokers providing research services and $48, $0 and $2,508, respectively, in commissions were paid on these transactions in such years. During 1996, 1997 and 1998, the Fund paid total brokerage commissions of $3,140, $29,840 and $69,295, respectively.

         For the period from March 31, 1998 to December 31, 1998, brokerage transactions for Bullseye Fund aggregating $4,560,101 were allocated to brokers providing research services, and $4,375 in commissions were paid on these transactions. During 1998, the Bullseye Fund paid total brokerage commissions of $35,314.


         For more information about the Funds' portfolio transactions, see "Portfolio Transactions and Brokerage" in Part II of this Statement.


SALES CHARGES AND 12B-1 FEES


         As explained in Part II of this Statement, the Class A, Class B and Class C shares of each Fund pay fees under plans adopted pursuant to Rule 12b-1 under the 1940 Act. The following table shows the amounts of Rule 12b-1 fees paid by each Fund during the fiscal years ended December 31, 1996, 1997 and 1998:

                 FUND                      1996            1997               1998
  ------------------------------           ----            ----               ----


  Growth Fund***                          $3,058,031       $3,600,444      $4,095,985  (Class A)
                                                              $71,751      $  398,656  (Class B)
                                                               N/A         $    3,017  (Class C)

  Value Fund                                $646,962         $819,873      $  840,948  (Class A)
                                            $359,799         $661,091      $  840,370  (Class B)
                                             $21,301          $52,413      $   70,069  (Class C)*

  Balanced Fund                             $510,417         $567,385      $  574,918  (Class A)
                                            $486,789         $680,895      $  810,837  (Class B)
                                             $15,702          $36,277      $   54,042  (Class C)*

  Growth and Income Fund                    $397,330         $487,914      $  645,966  (Class A)
                                            $389,526         $626,147      $1,126,326  (Class B)
                                             $45,844          $52,226      $  115,169  (Class C)**

  International Equity Fund                 $316,834         $197,567      $  132,001  (Class A)
                                            $513,700         $347,996      $  225,391  (Class B)
                                             $10,445           $8,625      $   10,161  (Class C)*

  Capital Growth Fund                       $333,455         $370,087      $  390,356  (Class A)
                                            $321,106         $426,954      $  496,089  (Class B)
                                              $5,079           $9,279      $   10,563  (Class C)*

  Equity Income Fund****                          $0          $11,355      $   46,136  (Class A)
                                                  $0          $12,154      $  149,076  (Class B)
                                                  $0           $2,076      $   20,584  (Class C)

  Bullseye Fund*****                             N/A              N/A      $   14,605  (Class A)
                                                 N/A              N/A      $   45,443  (Class B)
                                                 N/A              N/A      $   17,474  (Class C)


    * Class C shares were first offered on January 3, 1995.


   ** Growth and Income Fund Class C shares were first offered on May 1, 1995.


  *** The Growth Fund offered only Class A shares during 1995 and 1996. Class B shares were first offered on February 28, 1997. Class C shares were first offered on September 1,
      1998.

 **** The Equity Income Fund commenced operations on November 25, 1995 with an initial distribution of its Class A shares. Class B and C shares first became available on
      September 1, 1997.

***** The Bullseye Fund commenced operations on March 31, 1998, offering Class A, Class B and
      Class C shares.

         During the fiscal year ended December 31, 1998, expenses relating to each Fund's 12b-1 plans were as follows:

GROWTH FUND


(Class A shares)
Compensation to Investment Dealers                                   $4,086,385
Compensation to Distributor's Sales Personnel and Other
  Related Costs                                                      $  392,469
                                                                     ----------
                                                     TOTAL           $4,478,854

(Class B shares)
Compensation to Investment Dealers                                   $1,665,786
Compensation to Distributor's Sales Personnel and Other
  Related Costs                                                      $  248,224
                                                                     ----------
                                                     TOTAL           $1,914,010

(Class C shares)
Compensation to Investment Dealers                                   $   15,922
Compensation to Distributor's Sales Personnel and Other
  Related Costs                                                      $   62,226
                                                                     ----------
                                                     TOTAL           $   78,148


VALUE FUND


(Class A shares)
Compensation to Investment Dealers                                   $  838,806
Compensation to Distributor's Sales Personnel and Other
  Related Costs                                                      $  170,070
                                                                     ----------
                                                     TOTAL           $1,008,876
(Class B shares)
Compensation to Investment Dealers                                   $  731,193
Compensation to Distributor's Sales Personnel and Other
  Related Costs                                                      $  150,161
                                                                     ----------
                                                     TOTAL           $  881,354

(Class C shares)
Compensation to Investment Dealers                                   $   79,654
Compensation to Distributor's Sales Personnel and Other
  Related Costs                                                      $   88,732
                                                                     ----------
                                                     TOTAL           $  168,386


BALANCED FUND


(Class A shares)
Compensation to Investment Dealers                                   $  574,813
Compensation to Distributor's Sales Personnel and Other
  Related Costs                                                      $  159,090
                                                                     ----------
                                                     TOTAL           $  733,903

(Class B shares)
Compensation to Investment Dealers                                   $  720,780
Compensation to Distributor's Sales Personnel and Other
  Related Costs                                                      $  149,216
                                                                     ----------
                                                     TOTAL           $  869,996

(Class C shares)
Compensation to Investment Dealers                                   $   62,842
Compensation to Distributor's Sales Personnel and Other
  Related Costs                                                      $   88,572
                                                                     ----------
                                                     TOTAL           $  151,414

GROWTH AND INCOME FUND

(Class A shares)
Compensation to Investment Dealers                                   $  642,672
Compensation to Distributor's Sales Personnel and Other
  Related Costs                                                      $  239,566
                                                                     ----------
                                                     TOTAL           $  882,230

(Class B shares)
Compensation to Investment Dealers                                   $2,085,462
Compensation to Distributor's Sales Personnel and Other
  Related Costs                                                      $  240,653
                                                                     ----------
                                                     TOTAL           $2,326,115

(Class C shares)
Compensation to Investment Dealers                                   $  178,407
Compensation to Distributor's Sales Personnel and Other
  Related Costs                                                      $  118,330
                                                                     ----------
                                                     TOTAL           $  296,737

INTERNATIONAL EQUITY FUND


(Class A shares)
Compensation to Investment Dealers                                   $  131,999
Compensation to Distributor's Sales Personnel and Other
  Related Costs                                                      $  118,759
                                                                     ----------
                                                     TOTAL           $  250,758

(Class B shares)
Compensation to Investment Dealers                                   $  117,550
Compensation to Distributor's Sales Personnel and Other
  Related Costs                                                      $  113,889
                                                                     ----------
                                                     TOTAL           $  231,439

(Class C shares)
Compensation to Investment Dealers                                   $   11,142
Compensation to Distributor's Sales Personnel and Other
  Related Costs                                                      $   81,764
                                                                     ----------
                                                     TOTAL           $   92,906


CAPITAL GROWTH FUND


(Class A shares)
Compensation to Investment Dealers                                   $  390,807
Compensation to Distributor's Sales Personnel and Other
  Related Costs                                                      $  146,387
                                                                     ----------
                                                     TOTAL           $  537,194

(Class B shares)
Compensation to Investment Dealers                                   $  349,474
Compensation to Distributor's Sales Personnel and Other
  Related Costs                                                      $  126,663
                                                                     ----------
                                                     TOTAL           $  476,137

(Class C shares)
Compensation to Investment Dealers                                   $   12,555
Compensation to Distributor's Sales Personnel and Other
  Related Costs                                                      $   83,044
                                                                     ----------
                                                     TOTAL           $   95,599


EQUITY INCOME FUND


(Class A shares)
Compensation to Investment Dealers                                   $   46,088
Compensation to Distributor's Sales Personnel and Other
  Related Costs                                                      $  125,809
                                                                     ----------
                                                     TOTAL           $  171,897

(Class B shares)
Compensation to Investment Dealers                                   $  333,499
Compensation to Distributor's Sales Personnel and Other
  Related Costs                                                      $  128,528
                                                                     ----------
                                                     TOTAL           $  462,027

(Class C shares)
Compensation to Investment Dealers                                   $   24,249
Compensation to Distributor's Sales Personnel and Other
  Related Costs                                                      $   81,082
                                                                     ----------
                                                     TOTAL           $  106,051


BULLSEYE FUND


(Class A shares)
Compensation to Investment Dealers                                   $   14,682
Compensation to Distributor's Sales Personnel and Other
  Related Costs                                                      $  106,109
                                                                     ----------
                                                     TOTAL           $  120,791

(Class B shares)
Compensation to Investment Dealers                                   $  322,012
Compensation to Distributor's Sales Personnel and Other
  Related Costs                                                      $  103,509
                                                                     ----------
                                                     TOTAL           $  425,521

(Class C shares)
Compensation to Investment Dealers                                   $   31,971
Compensation to Distributor's Sales Personnel and Other
  Related Costs                                                      $   92,972
                                                                     ----------
                                                     TOTAL           $  124,943

         Of the amounts listed above as compensation to investment dealers, the following amounts were paid by the Distributor to New England Securities Corporation ("New England Securities"), a broker-dealer affiliate of the
Distributor: $3,015,912 relating to the Class A shares, $833,421 relating to the Class B shares and $2,204 relating to the Class C shares of the Growth Fund; $634,024 relating to the Class A shares, $570,384 relating to the Class B shares and $21,574 relating to the Class C shares of the Value Fund; $144,934 relating to the Class A shares, $483,850 relating to the Class B shares and $23,696 relating to the Class C shares of the Balanced Fund; $266,094 relating to the Class A shares, $1,256,830 relating to the Class B shares and $47,600 relating to the Class C shares of the Growth and Income Fund; $86,883 relating to the Class A shares, $80,153 relating to the Class B shares and $2,207 relating to the Class C shares of the International Equity Fund; $282,636 relating to the Class A shares, $280,056 relating to the Class B shares and $6,935 relating to the Class C shares of the Capital Growth Fund; $26,739 relating to the Class A shares, $278,214 relating to the Class B shares and $10,760 relating to the Class C shares of the Equity Income Fund; and $6,777 relating to the Class A shares, $183,283 relating to the Class B shares and $10,945 relating to the Class C shares of the Bullseye Fund. New England Securities paid substantially all of the fees it received from the Distributor (a) in commissions to its sales personnel and (b) to defray sales-related overhead costs.


--------------------------------------------------------------------------------
                            OWNERSHIP OF FUND SHARES
--------------------------------------------------------------------------------


         As of April 1, 1999, to the Trusts' knowledge, the following persons owned of record or beneficially 5% or more of the outstanding shares of the indicated classes of the Funds set forth below. In addition, each person that has direct or indirect beneficial ownership of more than 25% of the outstanding shares of the indicated classes of the Funds set forth below may be deemed to control that Fund as defined in the 1940 Act.

            FUND                      SHAREHOLDER AND ADDRESS                              OWNERSHIP PERCENTAGE
            ----                      -----------------------                              --------------------
CAPITAL GROWTH FUND
Class Y shares                        Metropolitan Life Insurance                                 78.12%
                                      C/O Dianne Lenny
                                      501-6 Boylston Street
                                      Boston, MA  02116-3706

                                      New England Life Insurance Company                          21.88%
                                      C/O Terry Wing
                                      501 Boylston Street
                                      Boston, MA  02116-3706

BALANCED FUND
Class Y shares                        New England Mutual Life Insurance Co.                       68.00%
                                      Separate Investment Accounting
                                      Attn: Brenda Harmon
                                      501 Boylston Street - 6th Floor
                                      Boston, MA  02116-3706

                                      Exceptional Childrens Foundation                            15.92%
                                      Attn: Joaquin Olano
                                      3750 W Martin Luther King Jr. Blvd.
                                      Los Angeles, CA 90008-1750

                                      Metropolitan Life Insurance Company                          9.90%
                                      C/O GADC - Gerald Hart - Agency
                                      Operations NELICO
                                      501 Boylston Street - 10th Floor
                                      Boston, MA  02116-3706

                                      Chase Manhattan Bank                                         5.77%
                                      Directed Trustee for MetLife Defined
                                      Contribution Group
                                      770 Broadway - 10th Floor Floor
                                      New York, NY 10003-9522

GROWTH AND INCOME FUND
Class Y shares                        Chase Manhattan Bank                                        51.25%
                                      Directed Trustee for MetLife Defined
                                      Contribution Group
                                      770 Broadway - 10th Floor
                                      New York, NY 10003-9522

                                      Metropolitan Life Insurance                                 33.62%
                                      GADC Dianne Lenny
                                      501-6 Boylston Street
                                      Boston, MA  02116-3706

                                      Metropolitan Life Insurance Company                         10.92%
                                      C/O MetLife FBC/SFM
                                      Attn: Jay Langan
                                      4100 W Boy Scout Blvd.
                                      Tampa, FL 33607-5793

INTERNATIONAL EQUITY FUND
Class Y shares                        Chase Manhattan Bank                                        52.66%
                                      Directed Trustee for MetLife Defined
                                      Contribution Group
                                      770 Broadway - 10th Floor
                                      New York, NY 10003-9522

                                      Metropolitan Life Insurance Co.                             44.00%
                                      C/O GADC - Gerald Hart - Agency
                                      Operations NELICO
                                      501 Boylston Street - 10th Floor
                                      Boston, MA  02116-3706

VALUE FUND
Class Y shares                        New England Mutual Life Insurance Co.                       83.63%
                                      Separate Investment Accounting
                                      Attn: Brenda Harmon
                                      501 Boylston Street - 6th Floor
                                      Boston, MA  02116-3706

                                      New England Life Insurance Co.                              14.84%
                                      Debbie Milliner
                                      C/O Financial Admin.
                                      501 Boylston Street
                                      Boston, MA  02116-3706

BULLSEYE FUND
Class C shares                        MLPF&S for the Sole Benefit of its                          14.96%
                                      Customers
                                      Attn: Fund Administration ML#97U
                                      4800 Deer Lake Dr. East - 2nd Floor
                                      Jacksonville, FL 32246-6484

                                      State Street Bank and Trust Company
                                      Cust for the IRA of Norma J. Plonkey
                                      38101 Afton Drive
                                      Sterling Heights, MI 48310-3305


----------------------------------------------------------------------------------------------------------------------
                                          INVESTMENT PERFORMANCE OF THE FUNDS
----------------------------------------------------------------------------------------------------------------------

                                         PERFORMANCE RESULTS - PERCENT CHANGE*
                                             For The Periods Ended 12/31/98

GROWTH FUND**
                                                           Aggregate                            Average Annual
                                                         Total Return                            Total Return
                                             --------------------------------------     -------------------------------
Class A shares:  As a % of                        1 Year     5 Years      10 Years           5 Years        10 Years
---------------------------------                 ------     -------      --------           -------        --------
Net Asset Value                                    33.4       155.6        435.1              20.7            18.3
Maximum Offering Price                             25.7       140.9        404.0              19.2            17.6

                                                          Aggregate                                 Average Annual
                                                        Total Return                                 Total Return
                                                  ----------------------------                  ------------------------
                                                                                                    Since Inception
Class B shares: As a % of                         1 Year      Since 2/28/97***                        2/28/97***
---------------------------------                 ------      ----------------                  ------------------------
Net Asset Value                                    32.4           51.5                                  25.3
Redemption at End of Period                        27.4           47.9                                  23.7

                                                        Aggregate                                   Average Annual
                                                      Total Return                                   Total Return
                                                  ------------------------                       -------------------
                                                          Since                                     Since Inception
Class C shares: As a % of                               9/1/98***                                      9/1/98***
---------------------------------                      ----------                                   ----------------
Net Asset Value                                         22.2                                             22.0
Redemption at End of Period                             21.2                                             21.2

VALUE FUND
                                                           Aggregate                            Average Annual
                                                         Total Return                            Total Return
                                                 ----------------------------------          -----------------------
Class A shares:  As a % of                        1 Year     5 Years      10 Years           5 Years        10 Years
---------------------------------                 ------     -------      --------           -------        --------
Net Asset Value                                    7.1        113.4        291.8              16.4            14.6
Maximum Offering Price                             0.9        101.2        269.3              15.0            14.0

                                                            Aggregate                           Average Annual
                                                          Total Return                           Total Return
                                             ----------------------------------------    ------------------------------
                                                                           Since                              Since
Class B shares:  As a % of                        1 Year     5 Years     9/13/93***           5 Years       9/13/93***
---------------------------------                 ------     -------     ----------           -------       ----------
Net Asset Value                                    6.3        105.7        118.7              15.5            15.9
Redemption at End of Period                        1.6        103.7        117.7              15.3            15.8

                                                           Aggregate                            Average Annual
                                                         Total Return                            Total Return
                                                 ----------------------------------     -------------------------------
                                                                      Since                          Since
Class C shares:  As a % of                          1 Year          12/30/94***                   12/30/94***
---------------------------------                   ------          -----------                   -----------
Net Asset Value                                    6.3                110.1                          20.3
Redemption at End of Period                        5.3                110.1                          20.3

                                                           Aggregate                            Average Annual
                                                         Total Return                            Total Return
                                             --------------------------------------     -------------------------------
                                                                  Since                              Since
Class Y shares:  As a % of                          1 Year      3/31/94***                         3/31/94***
---------------------------------                   ------      ----------                         ----------
Net Asset Value                                    7.4            123.9                              18.5

BALANCED FUND
                                                          Aggregate                             Average Annual
                                                         Total Return                            Total Return
                                            ---------------------------------------     -------------------------------
Class A shares:  As a % of                       1 Year      5 Years      10 Years            5 Years        10 Years
---------------------------------                ------      -------      --------            -------        --------
Net Asset Value                                    8.2         83.1        203.6               12.9           11.8
Maximum Offering Price                             2.0         72.5        186.2               11.5           11.1

                                                           Aggregate                            Average Annual
                                                          Total Return                           Total Return
                                             ---------------------------------------     ------------------------------
                                                                           Since                              Since
Class B shares:  As a % of                        1 Year     5 Years    9/13/93***            5 Years      9/13/93***
---------------------------------                 ------     -------    ----------            -------      ----------
Net Asset Value                                    7.3         76.2         82.0              12.0            12.0
Redemption at End of Period                        2.6         74.2         81.0              11.8            11.9

                                                           Aggregate                            Average Annual
                                                         Total Return                            Total Return
                                             --------------------------------------     -------------------------------
                                                                       Since                          Since
Class C shares:  As a % of                          1 Year          12/30/94***                    12/30/94***
---------------------------------                   ------          -----------                    -----------
Net Asset Value                                     7.3                82.1                            16.1
Redemption at End of Period                         6.4                82.1                            16.1

                                                           Aggregate                            Average Annual
                                                         Total Return                            Total Return
                                             --------------------------------------     -------------------------------
                                                                       Since                          Since
Class Y shares:  As a % of                          1 Year           3/8/94***                      3/8/94***
---------------------------------                   ------           ---------                      ---------
Net Asset Value                                      8.6                86.0                            13.7

GROWTH AND INCOME FUND
                                                           Aggregate                            Average Annual
                                                         Total Return                            Total Return
                                             --------------------------------------     -------------------------------
Class A shares:  As a % of                        1 Year     5 Years      10 Years           5 Years        10 Years
---------------------------------                 ------     -------      --------           -------        --------
Net Asset Value                                    23.9       164.4        397.7               21.5           17.4
Maximum Offering Price                             16.8       149.3        369.2               20.0           16.7

                                                           Aggregate                                Average Annual
                                                          Total Return                               Total Return
                                             ---------------------------------------     -------------------------------------
                                                                           Since                                  Since
Class B shares:  As a % of                        1 Year     5 Years    9/13/93***             5 Years          9/13/93***
---------------------------------                 ------     -------    ----------             -------          ----------
Net Asset Value                                    23.1       156.2        157.7               20.7               19.6
Redemption at End of Period                        18.1       154.2        156.7               20.5               19.5

                                                           Aggregate                               Average Annual
                                                         Total Return                               Total Return
                                             --------------------------------------     --------------------------------------
                                                                       Since                             Since
Class C shares:  As a % of                          1 Year           5/1/95***                         5/1/95***
---------------------------------                   ------           ---------                         ---------
Net Asset Value                                      22.9             127.8                               25.1
Redemption at End of Period                          21.9             127.8                               25.1

                                                           Aggregate                                 Annualized
                                                         Total Return                               Total Return
                                             --------------------------------------     --------------------------------------
                                                                       Since                            Since
Class Y shares:  As a % of                          1 Year          11/18/98***                      11/18/98***
---------------------------------                   ------          -----------                      -----------
Net Asset Value                                       n/a               8.1                              8.1

INTERNATIONAL EQUITY FUND
                                                            Aggregate                             Average Annual
                                                          Total Return                             Total Return
                                             ----------------------------------------     -------------------------------
                                                                           Since                               Since
Class A shares:  As a % of                       1 Year     5 Years     5/21/92***             5 Years       5/21/92***
---------------------------------                ------    --------     ----------             -------       ----------
Net Asset Value                                    6.7        16.4         43.1                  3.1             5.6
Maximum Offering Price                             0.5         9.7         34.9                  1.9             4.6

                                                           Aggregate                              Average Annual
                                                         Total Return                              Total Return
                                             --------------------------------------      ---------------------------------
                                                                          Since                                 Since
Class B shares:  As a % of                       1 Year     5 Years     9/13/93***            5 Years         9/13/93***
---------------------------------                ------     -------     ----------           ---------        ----------
Net Asset Value                                    5.8        12.5         12.9                 2.4             2.3
Redemption at End of Period                        0.8        10.6         11.9                 2.0             2.2

                                                           Aggregate                             Average Annual
                                                         Total Return                             Total Return
                                             --------------------------------------     ----------------------------------
                                                                       Since                            Since
Class C shares:  As a % of                          1 Year          12/30/94***                      12/30/94***
---------------------------------                   ------          -----------                      -----------
Net Asset Value                                      5.9                 5.1                             1.3
Redemption at End of Period                          4.9                 5.1                             1.3

                                                           Aggregate                             Average Annual
                                                         Total Return                             Total Return
                                             --------------------------------------    -----------------------------------
                                                                          Since                           Since
Class Y shares:  As a % of                        1 Year     5 Years    9/9/93***           5 Years     9/13/93***
---------------------------------                 ------     -------    ---------           -------     ----------
Net Asset Value                                    7.3        20.7         21.6               3.8           3.8

CAPITAL GROWTH FUND
                                                           Aggregate                             Average Annual
                                                         Total Return                             Total Return
                                             --------------------------------------     ----------------------------------
                                                                          Since                                 Since
Class A shares:  As a % of                        1 Year     5 Years    8/3/92***             5 Years         8/3/92***
---------------------------------                 ------     -------    ---------             -------         ---------
Net Asset Value                                    29.0       127.7        182.3               17.9             17.6
Maximum Offering Price                             21.6       114.6        166.1               16.5             16.5

                                                           Aggregate                              Average Annual
                                                          Total Return                             Total Return
                                             ---------------------------------------     ---------------------------------
                                                                           Since                                Since
Class B shares:  As a % of                        1 Year     5 Years    9/13/93***             5 Years        9/13/93***
---------------------------------                 ------     -------    ----------             -------        ----------
Net Asset Value                                    28.2       118.9        126.7                17.0            16.7
Redemption at End of Period                        23.2       116.9        125.7                16.7            16.6

                                                           Aggregate                             Average Annual
                                                         Total Return                             Total Return
                                             --------------------------------------     ----------------------------------
                                                                       Since                            Since
Class C shares:  As a % of                          1 Year          12/30/94***                      12/30/94***
---------------------------------                   ------          -----------                      -----------
Net Asset Value                                    28.1                 124.0                            22.3
Redemption at End of Period                        27.1                 124.0                            22.3

                                                           Aggregate                             Average Annual
                                                         Total Return                             Total Return
                                             --------------------------------------     ----------------------------------
                                                                        Since                          Since
Class Y shares:  As a % of                           1 Year           Inception                      Inception
---------------------------------                    ------          ----------                      ----------
Net Asset Value                                       n/a                n/a                            n/a

EQUITY INCOME FUND
                                                           Aggregate                             Average Annual
                                                         Total Return                             Total Return
                                             --------------------------------------     ----------------------------------
                                                                       Since                            Since
Class A shares:  As a % of                          1 Year          11/28/95***                      11/28/95***
---------------------------------                   ------          -----------                      -----------
Net Asset Value                                      2.7                64.5                             17.5
Maximum Offering Price                              -3.2                55.1                             15.3

                                                           Aggregate                              Average Annual
                                                         Total Return                             Total Return
                                             ---------------------------------------     ---------------------------------
                                                                  Since                               Since
Class B shares:  As a % of                            1 Year     9/15/97***                          9/15/97***
---------------------------------                    ---------   ----------                          ----------
Net Asset Value                                        2.0          5.7                                 4.4
Redemption at End of Period                           -3.1          1.7                                 1.3

                                                           Aggregate                              Average Annual
                                                         Total Return                             Total Return
                                             ---------------------------------------     ---------------------------------
                                                                   Since                              Since
Class C shares:  As a % of                            1 Year      9/15/97***                          9/15/97***
---------------------------------                    ---------    ---------                          ---------
Net Asset Value                                         2.0         5.8                                4.4
Redemption at End of Period                             1.0         5.8                                4.4

                                                           Aggregate                             Average Annual
                                                         Total Return                             Total Return
                                             --------------------------------------     ----------------------------------
                                                                        Since                          Since
Class Y shares:  As a % of                           1 Year           Inception                      Inception
---------------------------------                    ------           ---------                      ---------
Net Asset Value                                       n/a                n/a                            n/a

BULLSEYE FUND
                                                           Aggregate                             Average Annual
                                                         Total Return                             Total Return
                                             --------------------------------------     ----------------------------------
                                                            Since                                    Since
Class A shares:  As a % of                                3/31/98***                                3/31/98***
---------------------------------                         -----------                               ----------
Net Asset Value                                               1.2                                     1.2
Maximum Offering Price                                       -4.6                                    -4.6

                                                           Aggregate                             Average Annual
                                                         Total Return                             Total Return
                                             --------------------------------------     ----------------------------------
                                                            Since                                    Since
Class B shares:  As a % of                                3/31/98***                                3/31/98***
---------------------------------                         -----------                               ----------
Net Asset Value                                               0.8                                      0.8
Redemption at End of Period                                  -4.2                                     -4.2

                                                           Aggregate                             Average Annual
                                                         Total Return                             Total Return
                                             --------------------------------------     ----------------------------------
                                                            Since                                    Since
Class C shares:  As a % of                                3/31/98***                                3/31/98***
---------------------------------                         -----------                               ----------
Net Asset Value                                               0.7                                     0.7
Redemption at End of Period                                  -0.3                                    -0.3


*    Federal regulations require this example to be calculated using a $1,000 investment. The normal minimum initial investment in shares of the Funds is $2,500, however.

**   The numbers presented for Class A shares reflect the maximum front-end sales charge currently in effect. Prior to
     March 3, 1997, a higher maximum front-end sales charge was in effect, so that the total returns achieved by investors may have been lower than those shown above.

***  Commencement of Fund operations or offering of specified class of shares.

         The foregoing data represent past performance only and are not a prediction as to the future returns of any Fund. The investment return and principal value of an investment in any Fund will fluctuate so that the investor's shares, when redeemed, may be worth more or less than this original cost.

[Logo](R)
Where The Best Minds Meet(R)

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NEW ENGLAND GOVERNMENT SECURITIES FUND
NEW ENGLAND LIMITED TERM U.S. GOVERNMENT FUND
NEW ENGLAND SHORT TERM CORPORATE INCOME FUND
NEW ENGLAND STRATEGIC INCOME FUND
NEW ENGLAND BOND INCOME FUND
NEW ENGLAND HIGH INCOME FUND
NEW ENGLAND MUNICIPAL INCOME FUND

STATEMENT OF ADDITIONAL INFORMATION -- PART I


MAY 3, 1999

        This Statement of Additional Information (the "Statement") contains information which may be useful to investors but which is not included in the Prospectus of the New England Funds listed above (the "Funds" and each a "Fund"). This Statement is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Funds dated May 3, 1999 for Class A, Class B or Class C shares, or the Prospectus of the Funds dated May 3, 1999 for Class Y shares (the "Prospectus" or "Prospectuses"). The Statement should be read together with the Prospectus. Investors may obtain a free copy of the Prospectus from New England Funds, L.P., Prospectus Fulfillment Desk, 399 Boylston Street, Boston, Massachusetts 02116, by calling New England Funds at 800-225-5478 or by placing an order online at www.mutualfunds.com. Part I of this Statement contains specific information about the Funds. Part II includes information about the Funds and other New England Funds. New England Government Securities Fund, New England Strategic Income Fund, New England Bond Income Fund and New England Municipal Income Fund are each a diversified fund of New England Funds Trust I, a registered open-end management investment company that offers a total of twelve funds, and New England Limited Term U.S. Government Fund, New England Short Term Corporate Income Fund and New England High Income Fund are each a diversified fund of New England Funds Trust II, a registered open-end management investment company that offers a total of seven funds. New England Funds Trust I, New England Funds Trust II and New England Funds Trust III are collectively referred to in this Statement as the "Trusts" and are each referred to as a "Trust." The Funds' financial statements and accompanying notes are incorporated by reference into this Statement. Each Fund's annual and semiannual report contains additional performance information and is available upon request and without charge, by calling 800-225-5478.

                        T A B L E   O F   C O N T E N T S
                                     PART I                              Page
    Investment Restrictions                                               ii
    Fund Charges and Expenses                                              x
    Ownership of Fund Shares                                            xvii
    Investment Performance of the Funds                                  xix
                                     PART II
    Miscellaneous Investment Practices                                     2
    Management of the Trusts                                              22
    Portfolio Transactions and Brokerage                                  36
    Description of the Trusts and Ownership of Shares                     43
    How to Buy Shares                                                     46
    Net Asset Value and Public Offering Price                             46
    Reduced Sales Charges - Class A Shares Only                           47
    Shareholder Services                                                  49
    Redemptions                                                           56
    Standard Performance Measures                                         58
    Income Dividends, Capital Gain Distributions and Tax Status           63
    Financial Statements                                                  65
    Appendix A - Description of Bond Ratings                              66
    Appendix B - Publications That May Contain Fund Information           68
    Appendix C - Advertising and Promotional Literature                   71
    Appendix D - Portfolio Composition of the High Income,                75
                 Bond Income, Strategic Income and International
                 Equity Funds

--------------------------------------------------------------------------------
                             INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------


        The following is a description of restrictions on the investments to be made by the Funds. The restrictions marked with an asterisk may not be changed without the vote of a majority of the outstanding voting securities of the relevant Fund (as defined in the Investment Company Act of 1940, as amended [the "1940 Act"]). Except in the case of those restrictions marked with a dagger (+) below, the percentages set forth below and the percentage limitations set forth in the Prospectus will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.


NEW ENGLAND GOVERNMENT SECURITIES FUND
New England Government Securities Fund (the "Government Securities Fund") will not:

*(1) Invest in any securities other than U.S. Government securities, put and call options thereon, futures contracts, options on futures contracts and repurchase agreements;

*(2) Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell interest rate futures contracts and related options;

*(3) Purchase any security on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with interest rate futures contracts or related options transactions is not considered the purchase of a security on margin.);

*(4) Make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's net assets (taken at market value) is held as collateral for such sales at any one time. (It is the present intention of management to make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes; such sales would not be made with respect to securities subject to outstanding options.);

*(5) Make loans to other persons (except as provided in restriction (6) below); provided that for purposes of this restriction the investment in repurchase agreements shall not be deemed to be the making of a loan;

*(6) Lend its portfolio securities in excess of 15% of its total assets, taken at market value;

*(7) Issue senior securities, borrow money or pledge its assets; provided, however, that the Fund may borrow from a bank as a temporary measure for extraordinary or emergency purposes or to meet redemptions, in amounts not exceeding 10% (taken at the market value) of its total assets and pledge its assets to secure such borrowings; and, provided, further, that the Fund will not purchase any additional portfolio securities at any time that its borrowings exceed 5% of its total net assets. (For the purpose of this restriction, collateral arrangements with respect to the writing of options, interest rate futures contracts, options on interest rate futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security.);

*(8) Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities;

*(9) Write, purchase or sell puts, calls or combinations thereof, except that the Fund may write, purchase and sell puts, calls or combinations thereof with respect to U.S. Government Securities and with respect to interest rate futures contracts; or

*(10) Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions, or in connection with a merger, consolidation or similar transaction. Under the 1940 Act, the Fund may not (a) invest more than 10% of its total assets (taken at current value) in such securities, (b) own securities of any one investment company having a value in excess of 5% of the Fund's total assets [taken at current value], or (c) own more than 3% of the outstanding voting stock of any one investment company.

+(11) Invest more than 15% of the Fund's total net assets in illiquid securities
      (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by New England Funds Trust I's trustees).

        Although the Government Securities Fund may from time to time loan its portfolio securities and issue senior securities, borrow money or pledge its assets to the extent permitted by investment restrictions (5), (6) and (7) above, the Fund has no current intention of engaging in such investment techniques.


NEW ENGLAND LIMITED TERM U.S. GOVERNMENT FUND
New England Limited Term U.S. Government Fund (the "Limited Term U.S. Government Fund") will not:


*(1) Purchase any security on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or options transactions is not considered the purchase of a security on margin.);

*(2) Make short sales of securities unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time;

*(3) Issue senior securities, borrow money or pledge its assets; provided, however, that the Fund may borrow from a bank as a temporary measure for extraordinary or emergency purposes or to meet redemptions, in amounts not exceeding 10% (taken at the current value) of its total assets and pledge its assets to secure such borrowings; and, provided, further, that the Fund will not purchase any additional portfolio securities at any time that its borrowings exceed 5% of its total net assets. (For the purpose of this restriction, collateral arrangements with respect to the writing of options, futures contracts and options on futures contracts, and collateral arrangements with respect to initial and variation margin, are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or options are deemed to be the issuance of a senior security.);

*(4) Invest more than 25% of its total assets (taken at current value) in securities of businesses in the same industry (for this purpose, telephone, electric, water and gas utilities are considered separate industries);

*(5) Make loans, except by the purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness that are a part of an issue to the public or to financial institutions, or by lending portfolio securities to the extent set forth in Part II of this Statement of Additional Information under "Miscellaneous Investment Practices -- Loans of Portfolio Securities" provided that for purposes of this restriction, investment in repurchase agreements shall not be deemed to be the making of a loan;

*(6) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts, currency futures contracts and options related to such futures contracts. (This restriction does not prevent the Fund from purchasing securities of companies investing or dealing in the foregoing.);

*(7) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

*(8)  Make investments for the purpose of exercising control or management; or

*(9) Write, purchase or sell puts, calls or combinations thereof, except that the Fund may write, purchase and sell puts, calls or combinations thereof with respect to financial instruments or indices thereof and currencies and with respect to futures contracts on financial instruments or indices thereof.

+(10) Invest more than 15% of the Fund's total net assets in illiquid securities
      (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by New England Funds Trust II's trustees)

        Although the Fund may from time to time make short sales, issue senior securities, borrow money or pledge its assets to the extent permitted by the investment restrictions set forth above, the Fund has no current intention of engaging in such investment techniques.

NEW ENGLAND SHORT TERM CORPORATE INCOME FUND
New England Short Term Corporate Income Fund (the "Short Term Corporate Income Fund") will not:

*(1) Purchase any security (other than U.S. Government securities) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer or 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries);

*(2) Purchase any security on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with interest rate futures contracts or related options transactions is not considered the purchase of a security on margin.);

*(3) Make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's net assets (taken at market value) is held as collateral for such sales at any one time. (It is the current intention of the Fund, which may change without shareholder approval, to make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes; such sales would not be made with respect to securities covering outstanding options.);

*(4) Acquire more than 10% of any class of securities of an issuer (taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer;

*(5) Issue senior securities, borrow money or pledge its assets; provided, however, that the Fund may borrow from a bank as a temporary measure for extraordinary or emergency purposes or to meet redemptions, in amounts not exceeding 10% (taken at the market value) of its total assets and pledge its assets to secure such borrowings; and, provided, further, that the Fund will not purchase any additional portfolio securities at any time that its borrowings exceed 5% of its total net assets. (For the purpose of this restriction, collateral arrangements with respect to the writing of options, interest rate future contracts, and options on interest rate futures contracts, collateral arrangements with respect to interest rate caps, floors or swap arrangements, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither (i) such arrangements, (ii) the purchase or sale of futures or related options, (iii) interest rate caps and floors nor (iv) interest rate swap agreements, where assets are segregated to cover the Fund's obligations thereunder, are deemed to be the issuance of a senior security.);

*(6) Invest more than 5% of its total assets (taken at current value) in securities of businesses (including predecessors) less than three years old;

*(7) Purchase or retain securities of any issuer if officers and trustees of the Trust or officers and directors of the investment adviser of the Fund who individually own more than 1/2 of 1% of the shares or securities of that issuer, together own more than 5%;

*(8) Make loans, except by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, that are a part of an issue to the public or to financial institutions, or by lending portfolio securities to the extent set forth under "Miscellaneous Investment Practices - Loans of Portfolio Securities" in Part II of this Statement. (This restriction 8 does not limit the Fund's ability to engage in repurchase agreement transactions.);

*(9) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts, currency futures contracts and options related to such futures contracts, and may purchase interest rate caps and floors and enter into interest rate swap agreements. (This restriction does not prevent the Fund from purchasing securities of companies investing or dealing in the foregoing.);

*(10) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

*(11) Make investments for the purpose of exercising control or management;

*(12) Participate on a joint or joint and several basis in any trading account in securities;

*(13) Write, purchase or sell puts, calls or combinations thereof, except that the Fund may write, purchase and sell puts, calls or combinations thereof with respect to fixed-income securities and currencies and with respect to futures contracts on fixed-income securities or currencies;

*(14) Purchase any illiquid security, including securities that are not readily marketable, if, as a result, more than 10% of the Fund's total net assets (based on current value) would then be invested in such securities. (The staff of the Securities and Exchange Commission (the "SEC") is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Fund will conduct its operations in a manner consistent with this view); or

*(15) Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions, or in connection with a merger, consolidation or similar transaction. Under the 1940 Act, the Fund may not (a) invest more than 10% of its total assets (taken at current value) in such securities, (b) own securities of any one investment company having a value in excess of 5% of the Fund's total assets (taken at current value), or (c) own more than 3% of the outstanding voting stock of any one investment company.

        Although the Fund may loan its portfolio securities and issue senior securities, borrow money, pledge its assets, and invest in the securities of other investment companies to the extent permitted by investment restrictions
(5), (8) and (15) above, the Fund has no current intention of engaging in such investment activities.

        In addition, as a matter of current operating policy that may be changed without shareholder approval, the Fund intends to limit certain of its investments in accordance with the provisions of the Federal Credit Union Act and Regulation 703 thereunder.

NEW ENGLAND STRATEGIC INCOME FUND
New England Strategic Income Fund (the "Strategic Income Fund") will not:

*(1) Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government (together with subdivisions thereof) will be considered to be a separate industry);

(2) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

(3) Acquire more than 10% of any class of securities of an issuer (other than U.S. Government securities and taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer;

*(4) Borrow money in excess of 25% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes;

(5) Pledge more than 25% of its total assets (taken at cost). (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge of assets);

*(6) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(7) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(8) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(9) Except to the extent permitted by rule or order of the SEC, participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with any investment adviser or subadviser of the Fund or accounts under any such investment adviser's or subadviser's management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.);

(10) Write, purchase or sell options, except that the Fund may (a) write, purchase and sell put and call options on securities, securities indexes, currencies, futures contracts, swap contracts and other similar instruments and (b) enter into currency forward contracts;

+(11) Invest more than 15% of its net assets (taken at current value) in illiquid securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by New England Funds Trust I's trustees);

*(12) Issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restrictions (2) or (5) above; any borrowing permitted by restriction (4) above; any collateral arrangements with respect to forward contracts, options, futures contracts, swap contracts or other similar contracts and options on futures contracts, swap contracts or other similar contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts, swap contracts or other similar contracts or options on futures contracts, swap contracts or other similar contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of New England Funds Trust I's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom.)

NEW ENGLAND BOND INCOME FUND
New England Bond Income Fund (the "Bond Income Fund") will not:

*(1) Purchase any security (other than U.S. Government securities) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer or 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries);

*(2) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities); or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales;

*(3) Acquire more than 10% of any class of securities of an issuer (taking all preferred stock issues of an issuer as a single class and debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer;

*(4) Borrow money, except as a temporary measure for extraordinary or emergency purposes, up to an amount not in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower;

*(5)  Pledge more than 15% of its total assets (taken at cost);

*(6) Invest more than 5% of its total assets (taken at current value) in securities of businesses (including predecessors) less than three years old;

*(7) Purchase or retain securities of any company if officers and trustees of New England Funds Trust I or of any investment adviser or subadviser of the Bond Income Fund who individually own more than 1/2 of 1% of the shares or securities of that company, together own more than 5%;

*(8) Make loans, except by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are part of an issue to the public, or by lending portfolio securities to the extent set forth under "Miscellaneous Investment Practices -- Loans of Portfolio Securities" in Part II of this Statement;

*(9) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, commodities or commodity contracts or real estate (except that the Bond Income Fund may buy and sell marketable securities of companies, including real estate investment trusts, which may represent indirect interests in real estate; may buy and sell futures contracts on securities or on securities indexes and may write, purchase or sell put or call options on such futures contracts or indexes; and may enter into currency forward contracts);

*(10) Act as underwriter;

*(11) Make investments for the purpose of exercising control or management;

*(12) Participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with any adviser or subadviser or accounts under its management to reduce brokerage commissions, to average prices among them, or to facilitate such transactions is not considered participating in a trading account in securities.);

*(13) Write, purchase or sell options or warrants, except that the Fund may (a) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights or of parents or subsidiaries of such companies, provided that such warrants or other rights to subscribe are attached to, or part of a unit offering involving, other securities, and (b) write, purchase or sell put or call options on securities, securities indexes or futures contracts; or

*(14) Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions, or in connection with a merger, consolidation or similar transaction. (Under the 1940 Act, the Fund may not (a) invest more than 10% of its total assets [taken at current value] in such securities, (b) own securities of any one investment company having a value in excess of 5% of the Fund's total assets [taken at current value], or (c) own more than 3% of the outstanding voting stock of any one investment company.)

*(15) Issue senior securities. For the purpose of this restriction, none of the following is deemed to be a senior security: any borrowing permitted by restriction (4) above; any pledge or other encumbrance of assets permitted by restriction (5) above; any collateral arrangements with respect to options, forward contracts, futures contracts, swap contracts and other similar contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts, swap contracts and other similar contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of New England Funds Trust I's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom.

+(16) Invest more than 15% of the Fund's total net assets in illiquid securities
      (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by New England Funds Trust I's trustees.)

NEW ENGLAND HIGH INCOME FUND
New England High Income Fund (the "High Income Fund") will not:

*(1) Buy more than 10% of the voting securities or more than 10% of all of the securities of any issuer, or invest to control or manage any company;

*(2) Purchase securities on "margin," except for short-term credits as needed to clear securities purchases;

*(3) Invest in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer commission or profit, other than a customary brokerage commission, is involved and only if immediately thereafter not more than 10% of the value of its total assets would be invested in such securities;

*(4) Purchase securities, other than shares of the Fund, from or sell portfolio securities to its directors or officers, or firms they are affiliated with as principals, except as permitted by the regulations of the SEC;

*(5) Purchase or sell commodities or commodity contracts, or write, purchase or sell options, except that the Fund may (a) buy or sell futures contracts on securities or on securities indexes and (b) write, purchase or sell put or call options on securities, on securities indexes or on futures contracts of the type referred to in clause (a) of this restriction;

*(6) Make loans, except loans of portfolio securities and except to the extent that the purchase of notes, repurchase agreements, bonds, or other evidences of indebtedness or deposits with banks or other financial institutions may be considered loans;

*(7)  Make short sales of securities or maintain a short position;

*(8) Purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or in securities issued by companies which invest in real estate or interests therein;

*(9) Purchase or sell interests in oil and gas or other mineral exploration or development programs, provided that the Fund may invest in securities issued by companies which do invest in or sponsor such programs;

*(10) Underwrite the securities of other issuers; or

*(11) Invest more than 10% of the value of its total assets, in the aggregate, in repurchase agreements maturing in more than seven days and restricted securities.

*(12) Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water, and telephone companies will be considered as being in separate industries);

*(13) Borrow money, except as a temporary measure for extraordinary or emergency purposes, up to an amount not in excess of 33 1/3% of its total assets; or

*(14) Issue senior securities. For the purpose of this restriction, none of the following is deemed to be a senior security: any borrowing permitted by restriction (13) above; any collateral arrangements with respect to options, forward contracts, futures contracts, swap contracts and other similar contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts, swap contracts or similar contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of New England Funds Trust II's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom.

+(15) Invest more than 15% of the Fund's total net assets in illiquid securities
      (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by New England Funds Trust II's trustees.)

NEW ENGLAND MUNICIPAL INCOME FUND
New England Municipal Income Fund (the "Municipal Income Fund") will not:

*(1) Purchase any security if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer. This limitation does not apply to U.S. Government securities. (The Fund will treat each state and each separate political subdivision, agency, authority or instrumentality of such state, each multistate agency or authority, and each guarantor, if any, as a separate issuer);

(2) Invest more than 25% of its total assets (taken at current value) in industrial development revenue bonds that are based, directly or indirectly, on the credit of private entities in any one industry or in securities of private issuers in any one industry. (For the purpose of this restriction, "private activity bonds" under the Internal Revenue Code of 1986, as amended [the "Code"], will be treated as industrial revenue bonds.) (In the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries);

*(3) Purchase any security on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities, or make short sales. For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with interest rate futures contracts or tax exempt bond index futures contracts is not considered the purchase of a security on margin;

*(4) Purchase more than 10% of the total value of the outstanding securities of an issuer;

*(5) Borrow money, except as a temporary measure for extraordinary or emergency purposes (but not for the purpose of investment) up to an amount not in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower;

*(6) Pledge, mortgage or hypothecate more than 15% of its total assets (taken at cost). In order to comply with certain state requirements, as a matter of operating policy subject to change without shareholder approval, the Fund will not pledge, mortgage or hypothecate more than 5% of such assets;

*(7) Invest more than 5% of its total assets (taken at current value) in securities of businesses less than three years old and industrial development revenue bonds where the private entity on whose credit the security is based, directly or indirectly, is less than three years old (including predecessor businesses and entities);

*(8) Purchase or retain securities of any issuer if, to the knowledge of the Fund, officers and trustees of New England Funds Trust I or of any investment adviser or subadviser of the Fund who individually own beneficially more than 1/2 of 1% of the securities of that issuer, together own beneficially more than 5% of such securities;

*(9) Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies. This limitation does not apply to repurchase agreements;

*(10) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, commodities or real estate (except that the Fund may buy tax exempt bonds or other permitted investment secured by real estate or an interest therein);

*(11) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

*(12) Purchase voting securities or make investments for the purpose of exercising control or management;

*(13) Participate on a joint or joint and several basis in any trading account in securities;

*(14) Write, purchase, or sell puts, calls or combinations thereof, except that the Fund may write, purchase and sell puts, calls or combinations thereof with regard to futures contracts;

*(15) Invest in the securities of other investment companies, except in connection with a merger, consolidation or similar transaction. (Under the 1940 Act, the Fund may not (a) invest more than 10% of its total assets (taken at current value) in such securities, (b) own securities of any one investment company having a value in excess of 5% of the Fund's total assets (taken at current value), or (c) own more than 3% of the outstanding voting stock of any one investment company);

*(16) Issue senior securities. For the purpose of this restriction, none of the following is deemed to be a senior security: any borrowing permitted by restriction (5) above; any collateral arrangements with respect to forward contracts, options, futures contracts, swap contracts and other similar contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of New England Funds Trust I's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom.

+(17) Invest more than 15% of the Fund's total net assets in illiquid securities
      (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by New England Funds Trust I's trustees.)

      The Fund may invest more than 25% of its assets in industrial development revenue bonds, subject to limitation (2) above.

--------------------------------------------------------------------------------
                            FUND CHARGES AND EXPENSES
--------------------------------------------------------------------------------

MANAGEMENT FEES

        Pursuant to separate advisory agreements, each dated August 30, 1996 and amended May 1, 1998, New England Funds Management, L.P. ("NEFM") has agreed, subject to the supervision of the Board of Trustees of the relevant Trust, to manage the investment and reinvestment of the assets of each Fund and to provide a range of administrative services to each Fund. For the services described in the advisory agreements, each Fund pays NEFM a gross management fee at the annual rate set forth in the following table, reduced by the amount of any subadvisory fees paid by the Fund to its subadviser pursuant to any subadvisory agreement:


                                                     Management fee paid by Fund to NEFM
                                                   (reduced by any subadviser fees paid)
                                                (as a percentage of average daily net assets
                   Fund                                         of the Fund)
--------------------------------------------    ----------------------------------------------

Short Term Corporate Income                        0.55%    of the first $200 million
                                                   0.51%    of the next $300 million
                                                   0.47%    of amounts in excess of $500
                                                            million

Bond Income Fund and                               0.50%    of the first $100 million
Municipal Income Fund                              0.375%   of amounts in excess of $100
                                                            million

Government Securities Fund and                     0.65%    of the first $200 million
Limited Term U.S. Government Fund                  0.625%   of the next $300 million
                                                   0.60%    of amounts in excess of $500
                                                            million

High Income Fund                                   0.70%    of the first $200 million
                                                   0.65%    of amounts in excess of $200
                                                            million

Strategic Income Fund                              0.65%    of the first $200 million
                                                   0.60%    of amounts in excess of $200
                                                            million

        Each advisory agreement provides that NEFM may delegate its responsibilities thereunder to another party. Pursuant to separate subadvisory agreements, each dated August 30, 1996 and amended May 1, 1998, NEFM has delegated responsibility for managing the investment and reinvestment of the Strategic Income Fund's and the High Income Fund's assets to Loomis Sayles & Company, L.P. ("Loomis Sayles"), as subadviser. Pursuant to separate subadvisory agreements, each dated August 30, 1996 and amended May 1, 1998, NEFM has delegated responsibility for managing the investment and reinvestment of the other Funds' assets to Back Bay Advisors, as subadviser. For the services described in the subadvisory agreements, each Fund has agreed to pay its respective subadviser a subadvisory fee at the annual rate set forth in the following table:


                                                                 Subadvisory fee payable to subadviser
                                                             (as a percentage of average daily net assets
                Fund                       Subadviser                       of the Fund)
--------------------------------------   ----------------   -----------------------------------------------

Short Term Corporate Income Fund            Back Bay          0.275%    of the first $200 million
                                            Advisors          0.255%    of the next $300 million
                                                              0.235%    of amounts in excess of $500
                                                                        million

Bond Income Fund and                        Back Bay          0.250%    of the first $100 million
Municipal Income Fund                       Advisors         0.1875%    of amounts in excess of $100
                                                                        million

Government Securities Fund and              Back Bay          0.325%    of the first $200 million
Limited Term U.S. Government Fund           Advisors         0.3125%    of the next $300 million
                                                              0.300%    of amounts in excess of $500
                                                                        million

High Income Fund and                      Loomis Sayles       0.350%    of the first $200 million
Strategic Income Fund                                         0.300%    of amounts in excess of $200
                                                                        million

        From January 2, 1996 to August 30, 1996, NEFM served as adviser and Back Bay Advisors served as subadviser to the Short Term Corporate Income, Bond Income, Government Securities, Limited Term U.S. Government and Municipal Income Funds pursuant to separate advisory agreements and separate subadvisory agreements providing for management and subadvisory fees at the same rates as are currently in effect for these Funds.

        From July 1, 1996 to August 30, 1996, NEFM served as adviser and Loomis Sayles served as subadviser to the High Income Fund pursuant to advisory and subadvisory agreements providing for management and subadvisory fees at the same rates as are currently in effect for the Fund. From January 2, 1996 to June 30, 1996, NEFM served as adviser to the High Income Fund pursuant to an advisory agreement which provided for a management fee payable by the Fund to NEFM at the annual rate of 0.75% of the Fund's average daily net assets, and Back Bay Advisors served as subadviser to the High Income Fund pursuant to a subadvisory agreement which provided for a subadvisory fee payable by NEFM to Back Bay Advisors at the annual rate of 0.375% of the Fund's average daily net assets. Prior to January 2, 1996, Back Bay Advisors served as adviser to the High Income Fund pursuant to an advisory agreement providing for an advisory fee payable by the Fund to Back Bay Advisors at the annual rate of 0.75% of the Fund's average daily net assets. Back Bay Advisors' compensation under its advisory agreement with the High Income Fund was subject to reduction to the extent that, for any calendar month, the Fund's expenses, including the management fee, but exclusive of brokerage, taxes, interest, distribution fees and extraordinary items, exceed an annual rate of 1.50% of the Fund's average daily net assets.

        Prior to August 30, 1996, NEFM served as adviser and Loomis Sayles served as subadviser to the Strategic Income Fund pursuant to advisory and subadvisory agreements providing for management and subadvisory fees at the same rates as are currently in effect for the Fund.

        Prior to January 2, 1996, Back Bay Advisors served as adviser to the Bond Income, Government Securities, Limited Term U.S. Government and Municipal Income Funds pursuant to separate advisory agreements each of which provided for an advisory fee payable by such Fund to Back Bay Advisors at the same rate as the management fee currently payable by such Fund to NEFM.

        Prior to January 2, 1996, Back Bay Advisors served as adviser to the Short Term Corporate Income Fund, pursuant to an advisory agreement which provided for an advisory fee payable by the Fund to Back Bay Advisors at an annual rate of 0.40% of the first $200 million of the Fund's average daily net assets, 0.375% of the next $300 million of such assets and 0.35% of such assets in excess of $500 million.

        Prior to January 2, 1996, New England Funds, L.P. (the "Distributor"), an affiliate of Back Bay Advisors, provided the Short Term Corporate Income Fund with office space, facilities and equipment, services of executive and other personnel and certain administrative services, pursuant to an administrative services agreement. Under this agreement, the Short Term Corporate Income Fund paid the Distributor a fee at the annual rate of 0.15% of the first $200 million of the Fund's average daily net assets, 0.135% of the next $300 million of such assets and 0.12% of such assets in excess of $500 million. The Short Term Corporate Income Fund's current management fee rate represents the sum of the fee rates under the prior advisory and administrative services agreements.


        NEFM has given a binding undertaking to Short Term Corporate Income Fund to reduce its fees and, if necessary, to bear certain expenses related to operating the Fund in order to limit the Fund's total operating expenses to an annual rate of 0.70%, 1.45%, 1.45% and 0.45% of the average daily net assets of the Fund's Class A, Class B, Class C and Class Y shares, respectively. The undertaking will be binding on NEFM for the life of the Fund's Prospectus. Prior to January 2, 1996, voluntary limitations were in effect with respect to Back Bay Advisors, the Distributor and the Fund.


        As of May 1, 1998, each subadvisory agreement between NEFM and Loomis Sayles or Back Bay Advisors was amended to add the relevant Fund as a party and to provide that the subadvisory fees payable under such agreement are payable by the Fund rather than by NEFM. Also as of May 1, 1998, the advisory agreement for each Fund was amended to provide that the management fees payable by the Fund to NEFM are reduced by the amounts of any subadvisory fees paid directly by the Fund to its subadviser. These amendments to the Funds' advisory and subadvisory agreements did not change the management and subadvisory fee rates under the agreements, nor the services to be provided to the Funds by NEFM and the subadvisers under the agreements. Furthermore, these amendments did not change the overall level of fees payable by any Fund.


        For investment management services it rendered to the Short Term Corporate Income Fund during the fiscal years ended December 31, 1996, 1997 and 1998, NEFM was paid $866,836, $604,848 and $388,847, respectively, after reduction pursuant to the expense limitation arrangements. For the fiscal years ended December 31, 1996 and 1997, and for the period January 1 through April 30, 1998, NEFM paid Back Bay Advisors $433,418, $302,424 and $86,263, respectively, for subadvisory services it rendered to the Short Term Corporate Income Fund. For the period May 1 through December 31, 1998, the Short Term Corporate Income Fund paid Back Bay Advisors $78,161 for subadvisory services rendered to the Fund. Had the voluntary expense limitation not been in effect, NEFM would have been paid $1,572,103, $1,230,235 and $1,013,997 for investment management services rendered to the Short Term Corporate Income Fund during the fiscal years ended December 31, 1996, 1997 and 1998, respectively.

        For the fiscal years ended December 31, 1996, 1997 and 1998, the Government Securities Fund paid management fees to NEFM of $933,063, $784,478 and $728,262, respectively. For the fiscal years ended December 31, 1996 and 1997, and for the period January 1 through April 30, 1998, NEFM paid subadvisory fees of $466,531, $392,239 and $121,305, respectively, to Back Bay Advisors for the Fund. For the period May 1 through December 31, 1998, the Government Securities Fund paid Back Bay Advisors $242,826 for subadvisory services rendered to the Fund.

        For the fiscal years ended December 31, 1996, 1997 and 1998, the Limited Term U.S. Government Fund paid NEFM $2,230,443, $1,802,343 and $1,591,988, respectively, in advisory fees. For the fiscal years ended December 31, 1996 and 1997, and for the period January 1 through April 30, 1998, NEFM paid subadvisory fees of $1,115,221, $901,171 and $278,715, respectively, to Back Bay Advisors for the Fund. For the period May 1 through December 31, 1998, the Limited Term U.S. Government Fund paid Back Bay Advisors $517,279 for subadvisory services rendered to the Fund.

        For the fiscal years ended December 31, 1996, 1997 and 1998, the Bond Income Fund paid management fees to NEFM of $962,307, $971,242 and $1,115,200, respectively, and the Municipal Income Fund paid management fees to NEFM of $862,741, $832,144 and $834,043, respectively. For the fiscal years ended December 31, 1996 and 1997, and for the period January 1 through April 30, 1998, NEFM paid subadvisory fees of $481,153, $485,621 and $173,296, respectively, to Back Bay Advisors for the Bond Income Fund. For the period May 1 through December 31, 1998, the Bond Income Fund paid Back Bay Advisors $384,304 for subadvisory services rendered to the Fund. For the fiscal years ended December 31, 1996 and 1997, and for the period January 1 through April 30, 1998, NEFM paid subadvisory fees of $431,370, $416,072 and $137,829, respectively, to Back Bay Advisors for the Municipal Income Fund. For the period May 1 through December 31, 1998, the Municipal Income Fund paid Back Bay Advisors $279,193 for subadvisory services rendered to the Fund.

        NEFM has given a binding undertaking to High Income Fund to reduce its management fee and, if necessary, to bear certain expenses related to operating the Fund in order to limit the Fund's total operating expenses to an annual rate of 1.40% of the average daily net assets attributable to its Class A shares, 2.15% of such assets attributable to its Class B shares and 2.15% of such assets attributable to its Class C shares. The undertaking will be binding on NEFM for the life of the Prospectus. Prior to July 1, 1996, these expense limits were 1.60% for the Fund's Class A shares and 2.25% for the Fund's Class B shares. Prior to January 2, 1996, voluntary limitations were in effect with respect to Back Bay Advisors and the Fund. In addition, Loomis Sayles agreed to waive 50% of the subadvisory fee payable by NEFM to Loomis Sayles for the High Income Fund for the period from July 1, 1996 to June 30, 1997.

        NEFM was paid $301,178, $561,521 and $899,082, respectively, in management fees by the High Income Fund for the fiscal years ended December 31, 1996, 1997 and 1998, after reduction pursuant to the foregoing voluntary expense limitations. Had the voluntary expense limitations not been in effect, NEFM would have been paid $383,464, $561,521 and $899,082, respectively, in management fees by the High Income Fund for the fiscal years ended December 31, 1996, 1997 and 1998. For the period from January 2, 1996 to June 30, 1996, NEFM paid subadvisory fees of $75,941 to Back Bay Advisors for the Fund. For the period from July 1, 1996 to December 31, 1996 and the fiscal year ended December 31, 1997, NEFM paid subadvisory fees of $48,636 and $221,232, respectively, to Loomis Sayles for the High Income Fund, after reduction pursuant to the voluntary fee waiver by Loomis Sayles described above. Had this waiver not been in effect, NEFM would have paid subadvisory fees of $97,272 and $280,760 to Loomis Sayles for the Fund for the period from July 1, 1996 to December 31, 1996 and the fiscal year ended December 31, 1997, respectively. For the period January 1 to April 30, 1998, NEFM paid subadvisory fees of $233,046 to Loomis Sayles for the High Income Fund and for the period May 1 to December 31, 1998, the Fund paid subadvisory fees of $216,495 to Loomis Sayles.


        Loomis Sayles voluntarily agreed, until December 31, 1996, to waive its entire subadvisory fee for the Strategic Income Fund (which was paid by NEFM), and NEFM agreed to reduce its management fee (which was paid by the Fund) by an equal amount. In addition, under an expense deferral arrangement, which was in effect until December 31, 1996, NEFM agreed to defer its management fee (to the extent not waived as provided in the preceding sentence) for the Strategic Income Fund, to the extent necessary to limit the Fund's expenses to the annual rate of 1.40% for Class A shares, 2.15% for Class B shares and 2.15% for Class C shares, subject to the obligation of the Fund to pay NEFM such deferred fees in later periods to the extent that the Fund's expenses fall below the annual rate of 1.40% for Class A shares, 2.15% for Class B shares and 2.15% for Class C shares; provided, however, that, the Fund is not obligated to pay any such deferred fees more than two years after the end of the fiscal year in which such fee was deferred.


        For the period May 1, 1995 (commencement of operations) to December 31, 1995, the Strategic Income Fund paid no management fees to NEFM, and NEFM paid no subadvisory fees to Loomis Sayles for the Fund. Had the voluntary waiver and expense deferral arrangements described above not been in effect, the Fund would have paid NEFM $241,019 and $902,997 in management fees for the period ended December 31, 1995 and the fiscal year ended December 31, 1996, respectively, and NEFM would have paid $129,779 and $472,789 in subadvisory fees to Loomis Sayles for the period ended December 31, 1995 and the fiscal year ended December 31, 1996, respectively. NEFM paid Loomis Sayles $0 in subadvisory fees for the fiscal period ended December 31, 1996. In 1996, NEFM received $30,735 in management fees deferred from 1995 and $399,473 in 1996 management fees. In 1997, NEFM received $0 in management fees deferred from 1995, $0 in management fees deferred from 1996 and $1,855,972 in 1997 management fees; NEFM paid Loomis Sayles $974,943 in subadvisory fees for the fiscal period ended December 31, 1997. In 1998, NEFM received $1,021,343 in management fees; NEFM paid Loomis Sayles $389,268 in subadvisory fees for the period January 1 to April 30, 1998, and the Fund paid Loomis Sayles $732,075 in subadvisory fees for the period May 1 to December 31, 1998.

BROKERAGE COMMISSIONS

        In 1996, 1997 and 1998, Government Securities Fund paid total brokerage commissions of $0, $0 and $1,655, respectively.

        In 1996, 1997 and 1998, Limited Term U.S. Government Fund paid total brokerage commissions of $0, $0 and $609,640, respectively.

        In 1996, 1997 and 1998, Strategic Income Fund paid total brokerage commissions of $0, $0 and $69,654, respectively.

        In 1996, 1997 and 1998, Short Term Corporate Income Fund paid no commissions on brokerage transactions.

        In 1996, 1997 and 1998, Bond Income Fund paid no commissions on brokerage transactions.

        In 1996, 1997 and 1998, High Income Fund paid no commissions on brokerage transactions.

        In 1996, 1997 and 1998, Municipal Income Fund paid no commissions on brokerage transactions.


        For more information about the Funds' portfolio transactions, see "Portfolio Transactions and Brokerage" in Part II of this Statement.

SALES CHARGES AND 12B-1 FEES

        As explained in Part II of this Statement, the Class A, Class B and, in the case of the Limited Term U.S. Government, Short Term Corporate Income, Bond Income, High Income and Strategic Income Funds, Class C shares of each Fund pay a fee pursuant to a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The following table shows the amounts of Rule 12b-1 fees paid by the Class A, Class B and Class C shares of each Fund during the fiscal years ended December 31, 1996, 1997 and 1998:


                 FUND                   1996        1997      1998
------------------------------------    ----        ----      ----
Government Securities Fund             $327,097   $272,781    $251,899 (Class A)
                                        $53,314    $52,308     $70,781 (Class B)

Limited Term U.S. Government Fund    $1,105,672   $851,990    $727,464 (Class A)
                                       $182,790   $170,466    $167,187 (Class B)
                                        $93,928   $146,913    $157,691 (Class C)

Short Term Corporate Income Fund*      $724,984   $556,721    $444,423 (Class A)
                                        $25,756    $28,482     $31,944 (Class B)
                                                                  $100 (Class C)

Bond Income Fund                       $480,362   $467,790    $508,997 (Class A)
                                       $273,249   $329,490    $471,018 (Class B)
                                        $16,367    $30,386     $69,702 (Class C)

High Income Fund**                     $118,046   $127,503    $179,477 (Class A)
                                       $134,657   $292,153    $533,715 (Class B)
                                                               $32,113 (Class C)

Municipal Income Fund                  $460,994   $439,054    $436,749 (Class A)
                                       $123,404   $129,507    $143,798 (Class B)

Strategic Income Fund                  $143,965   $305,860    $354,155 (Class A)
                                       $598,801 $1,241,850  $1,458,910 (Class B)
                                       $184,185   $451,186    $528,954 (Class C)


 * The Short Term Corporate Income Fund first offered Class C shares on December 1, 1998
**  The High Income Fund first offered Class C shares on March 2, 1998.

        During the fiscal year ended December 31, 1998, the Distributor's expenses relating to each Fund's 12b-1 plans were as follows:

GOVERNMENT SECURITIES FUND


(Class A shares)
Compensation to Investment Dealers                                    $  251,820
Compensation to Distributor's Sales Personnel and Other Related
  Costs                                                               $  197,827
                                                                      ----------
                                            TOTAL                     $  449,647

(Class B shares)
Compensation to Investment Dealers                                    $  159,013
Compensation to Distributor's Sales Personnel and Other Related
  Costs                                                               $  179,135
                                                                      ----------
                                            TOTAL                     $  338,148

LIMITED TERM U.S. GOVERNMENT FUND

(Class A shares)
Compensation to Investment Dealers                                    $  518,996
Compensation to Distributor's Sales Personnel and Other Related
  Costs                                                               $  191,161
                                                                      ----------
                                            TOTAL                     $  710,157

(Class B shares)
Compensation to Investment Dealers                                    $  108,960
Compensation to Distributor's Sales Personnel and Other Related
  Costs                                                               $  117,104
                                                                      ----------
                                            TOTAL                     $  226,064

(Class C shares)
Compensation to Investment Dealers                                    $  176,332
Compensation to Distributor's Sales Personnel and Other Related
  Costs                                                               $   88,080
                                                                      ----------
                                            TOTAL                     $  264,412

SHORT TERM CORPORATE INCOME FUND

(Class A shares)
Compensation to Investment Dealers                                    $  442,509
Compensation to Distributor's Sales Personnel and Other Related
  Costs                                                               $  299,380
                                                                      ----------
                                            TOTAL                     $  741,889

(Class B shares)
Compensation to Investment Dealers                                    $   29,651
Compensation to Distributor's Sales Personnel and Other Related
  Costs                                                               $  150,961
                                                                      ----------
                                            TOTAL                     $  180,612

(Class C shares)
Compensation to Investment Dealers                                    $    2,330
Compensation to Distributor's Sales Personnel and Other Related
  Costs                                                               $   31,335
                                                                      ----------
                                            TOTAL                     $   33,665

STRATEGIC INCOME FUND

(Class A shares)
Compensation to Investment Dealers                                    $  353,380
Compensation to Distributor's Sales Personnel and Other Related
  Costs                                                               $  177,283
                                                                      ----------
                                            TOTAL                     $  530,663

(Class B shares)
Compensation to Investment Dealers                                    $1,398,869
Compensation to Distributor's Sales Personnel and Other Related
  Costs                                                               $  189,728
                                                                      ----------
                                            TOTAL                     $1,588,597

(Class C shares)
Compensation to Investment Dealers                                    $  567,901
Compensation to Distributor's Sales Personnel and Other Related
  Costs                                                               $  102,202
                                                                      ----------
                                            TOTAL                     $  670,103

BOND INCOME FUND

(Class A shares)
Compensation to Investment Dealers                                    $  508,350
Compensation to Distributor's Sales Personnel and Other Related
  Costs                                                               $  223,258
                                                                      ----------
                                            TOTAL                     $  731,608

(Class B shares)
Compensation to Investment Dealers                                    $1,088,117
Compensation to Distributor's Sales Personnel and Other Related
  Costs                                                               $  177,986
                                                                      ----------
                                            TOTAL                     $1,266,103

(Class C shares)
Compensation to Investment Dealers                                    $   88,860
Compensation to Distributor's Sales Personnel and Other Related
  Costs                                                               $   95,392
                                                                      ----------
                                            TOTAL                     $  184,252

HIGH INCOME FUND

(Class A shares)
Compensation to Investment Dealers                                    $  176,781
Compensation to Distributor's Sales Personnel and Other Related
  Costs                                                               $  210,234
                                                                      ----------
                                            TOTAL                     $  387,015

(Class B shares)
Compensation to Investment Dealers                                    $1,154,067
Compensation to Distributor's Sales Personnel and Other Related
  Costs                                                               $  194,775
                                                                      ----------
                                            TOTAL                     $1,348,842

(Class C Shares)
Compensation to Investment Dealers                                    $   77,151
Compensation to Distributor's Sales Personnel and Other Related
  Costs                                                               $  101,244
                                                                      ----------
                                            TOTAL                     $  178,395

MUNICIPAL INCOME FUND

(Class A shares)
Compensation to Investment Dealers                                    $  436,685
Compensation to Distributor's Sales Personnel and Other Related
  Costs                                                               $  183,917
                                                                      ----------
                                            TOTAL                     $  620,602

(Class B shares)
Compensation to Investment Dealers                                    $  151,126
Compensation to Distributor's Sales Personnel and Other Related
  Costs                                                               $  166,864
                                                                      ----------
                                            TOTAL                     $  317,990

        Of the amounts listed above as compensation to investment dealers, the following amounts were paid by the Distributor to New England Securities Corporation ("New England Securities"), a broker-dealer affiliate of the
Distributor: $96,472 relating to the Class A shares, and $84,963 relating to the Class B shares of the Government Securities Fund; $121,143 relating to the Class A shares, $24,585 relating to the Class B shares and $2,328 relating to the Class C of shares of the Short Term Corporate Income Fund; $335,645 relating to the Class A shares, $606,397 relating to the Class B shares and $29,370 relating to the Class C shares of the Bond Income Fund; $85,037 relating to the Class A shares and $260,097 relating to the Class B shares and $8,955 relating to Class C shares of the High Income Fund; $326,882 relating to the Class A shares and $46,201 relating to the Class B shares of the Municipal Income Fund; $371,564 relating to the Class A shares, $79,873 relating to Class B shares and $19,515 relating to the Class C shares of the Limited Term U.S. Government Fund; and $196,087 to the Class A shares, $606,503 relating to the Class B shares and $62,812 relating to the Class C shares of the Strategic Income Fund. New England Securities paid substantially all of the fees it received from the Distributor
(a) in commissions to its sales personnel and (b) to defray sales-related overhead costs.


--------------------------------------------------------------------------------
                            OWNERSHIP OF FUND SHARES
--------------------------------------------------------------------------------

         As of April 1, 1999, to the Trusts' knowledge, the following persons owned of record or beneficially 5% or more of the indicated classes set forth below. In addition, each person that has direct or indirect beneficial ownership of more than 25% of the outstanding shares of the indicated classes of the Funds set forth below may be deemed to control that Fund as defined in the 1940 Act.


                 FUND                  SHAREHOLDER AND ADDRESS                       OWNERSHIP PERCENTAGE
                 ----                  -----------------------                       --------------------

GOVERNMENT SECURITIES FUND
Class Y shares                         New England Mutual Life Insurance Co.                 100.00%
                                       Separate Investment Accounting
                                       Attn:  Brenda Harmon
                                       501 Boylston Street - 6th Floor
                                       Boston, MA 02116-3706

LIMITED TERM U.S. GOVERNMENT FUND
Class Y shares                         Chase Manhattan Bank                                   71.18%
                                       Directed Trustee for MetLife Defined
                                       Contribution Group
                                       770 Broadway -- 10th Floor
                                       New York, NY 10003-9522

                                       New England Mutual Life Insurance Co.                  25.64%
                                       Separate Investment Accounting
                                       Attn:  Brenda Harmon
                                       501 Boylston Street - 6th Floor
                                       Boston, MA 02116-3706

SHORT TERM CORPORATE INCOME FUND

Class A shares                         National Auto Dealers Association                     13.88%
                                       8400 Westpark Drive
                                       Mclean, VA 22102-3522

                                       Treasurer, County of Lakeport                           7.08%
                                       255 No Forbes Street Rm 215
                                       Lakeport, CA 95453

                                       County of San Benito                                    5.04%
                                       Mary Lou Andrade
                                       County Treasurer
                                       440 Fifth Street Room 107
                                       Hollister, CA 95023-3843

STRATEGIC INCOME FUND
Class Y shares                         New England Securities MSA                             50.00%
                                       C/O Kathleen Smith
                                       137 Dorchester Street Apt 3B
                                       South Boston, MA 02127-3233

                                       New England Service Corp                               50.00%
                                       C/O Janel Carey
                                       145 N Street
                                       South Boston, MA 02127-2690

BOND INCOME FUND
Class A shares                         Woodstock                                               5.20%
                                       A Partnership
                                       C/O Wood County Trust Company
                                       P.O. Box 8000
                                       101 2nd Street S
                                       Wisconsin Rapids, WI 54494-4100

Class Y shares                         Chase Manhattan Bank                                   44.05%
                                       Directed Trustee for Metlife Defined
                                       Contribution Group
                                       770 Broadway - 10th Floor
                                       New York, NY 10003-9522

                                       Metropolitan Life Insurance Co.                        23.61%
                                       c/o GADC - Gerald Hart - Agency
                                       Operations NELICO
                                       501 Boylston Street - 10th Floor
                                       Boston, MA 02116-3706

                                       Parbanc Co.                                            11.10%
                                       514 Market Street
                                       Parkersburgh, WV 26101-5144

                                       Metropolitan Life Insurance Co.                        11.07%
                                       C/O MetLife FBC/SFM
                                       Attn: Jay Langan
                                       4100 W Boy Scout Blvd
                                       Tampa, FL 33607-5793

                                       New England Life Insurance Co.                          7.60%
                                       Debbie Milliner
                                       c/o Financial Admin. - 6th Floor
                                       501 Boylston Street
                                       Boston, MA  02116-3706

HIGH INCOME FUND
Class A shares                         Deferred Compensation Plan for General                  5.39%
                                       Agents of the New England
                                       MetLife Securities Accounting
                                       Attn: Jay Langane
                                       4100 W Boy Scout Ave
                                       Tampa, FL 33607-5740


--------------------------------------------------------------------------------
                       INVESTMENT PERFORMANCE OF THE FUNDS
--------------------------------------------------------------------------------

                      PERFORMANCE RESULTS - PERCENT CHANGE
                         For the Periods Ended 12/31/98*

GOVERNMENT SECURITIES FUND

                                               Aggregate                       Average Annual
                                              Total Return                      Total Return
                                     -------------------------------     ----------------------------
Class A shares:  As a % of              1 Year    5 Years   10 Years        5 Years       10 Years
----------------------------------      ------    -------   --------        -------       --------
Net Asset Value                          9.0        37.5     118.6            6.6           8.1
Maximum Offering Price                   4.1        31.3     108.7            5.6           7.6

                                                Aggregate                      Average Annual
                                              Total Return                      Total Return
                                     --------------------------------    ----------------------------
                                                             Since                          Since
Class B shares:  As a % of              1 Year   5 Years   9/23/93**         5 Years      9/23/93**
----------------------------------      ------   -------   ---------         -------      ---------
Net Asset Value                          8.2        32.4     30.8             5.8           5.2
Redemption at End of Period              3.2        30.4     29.9             5.5           5.1

                                               Aggregate                      Average Annual
                                              Total Return                     Total Return
                                     -------------------------------     -------------------------
                                                          Since                    Since
Class Y shares:  As a % of                 1 Year       3/31/94**                3/31/94**
----------------------------------         ------      ----------                ---------
Net Asset Value                             9.3          43.9                       7.9

LIMITED TERM U.S. GOVERNMENT FUND
                                               Aggregate                      Average Annual
                                              Total Return                     Total Return
                                     -------------------------------     -------------------------
                                                              Since                       Since
Class A shares:  As a % of              1 Year    5 Years   1/3/89**        5 Years     1/3/89**
----------------------------------      ------   -------   ---------         -------      ---------
Net Asset Value                          6.5        29.1     101.6            5.2           7.3
Maximum Offering Price                   3.3        25.2      95.5            4.6           6.9

                                               Aggregate                      Average Annual
                                              Total Return                     Total Return
                                     -------------------------------     -------------------------
                                                             Since                        Since
Class B shares:  As a % of              1 Year   5 Years   9/27/93**        5 Years     9/27/93**
----------------------------------      ------   -------   ---------         -------      ---------
Net Asset Value                          5.9        24.9      24.2            4.6           4.2
Redemption at End of Period              0.9        23.1      23.3            4.2           4.1

                                               Aggregate                        Annualized
                                              Total Return                     Total Return
                                     -------------------------------     -------------------------
                                                          Since                    Since
Class C shares:  As a % of                1 Year       12/30/94**                12/30/94**
----------------------------------        ------       ----------                ----------
Net Asset Value                             5.9           27.7                      6.3
Redemption at End of Period                 4.9           27.7                      6.3

                                               Aggregate                      Average Annual
                                              Total Return                     Total Return
                                     -------------------------------     -------------------------
                                                          Since                    Since
Class Y shares:  As a % of                 1 Year       3/31/94**                3/31/94**
----------------------------------         ------       ---------                ---------
Net Asset Value                              6.9          33.5                      6.3

SHORT TERM CORPORATE INCOME FUND***
                                                Aggregate                     Average Annual
                                              Total Return                     Total Return
                                     --------------------------------    -------------------------
                                                             Since                       Since
Class A shares:  As a % of              1 Year   5 Years   10/18/91**      5 Years    10/18/91**
----------------------------------      ------   -------   ---------         -------      ---------
Net Asset Value                          4.0        28.0      41.4            5.1           4.9
Maximum Offering Price                   0.9        24.1      37.2            4.4           4.5

                                                Aggregate                     Average Annual
                                              Total Return                     Total Return
                                     --------------------------------    -------------------------
                                                             Since                        Since
Class B shares:  As a % of              1 Year   5 Years   9/13/93**        5 Years     9/13/93**
----------------------------------      ------   -------   ---------         -------      ---------
Net Asset Value                          3.4        23.3      23.2            4.3           4.0
Redemption at End of Period             -1.6        21.3      22.3            3.9           3.9

                                               Aggregate                      Average Annual
                                              Total Return                     Total Return
                                     -------------------------------     -------------------------
                                                   Since                           Since
Class C shares:  As a % of                       12/1/98**                       12/1/98**
----------------------------------               -------                         ---------
Net Asset Value                                   0.3                               0.3
Redemption at End of Period                      -0.7                              -0.7

                                               Aggregate                      Average Annual
                                              Total Return                     Total Return
                                     -------------------------------     -------------------------
                                                          Since                    Since
Class Y shares:  As a % of                 1 Year       Inception                Inseption
----------------------------------         ------       ---------                ---------
Net Asset Value                             n/a            n/a                      n/a

STRATEGIC INCOME FUND
                                               Aggregate                        Annualized
                                              Total Return                     Total Return
                                     -------------------------------     -------------------------
                                                          Since                    Since
Class A shares:  As a % of                 1 Year        5/1/95**                 5/1/95**
----------------------------------         ------        --------                 --------
Net Asset Value                             -1.7           35.7                     8.7
Maximum Offering Price                      -6.1           29.6                     7.3

                                               Aggregate                        Annualized
                                              Total Return                     Total Return
                                     -------------------------------     -------------------------
                                                          Since                    Since
Class B shares:  As a % of                 1 Year        5/1/95**                 5/1/95**
----------------------------------         ------        --------                 --------
Net Asset Value                             -2.5           32.0                      7.9
Redemption at End of Period                 -6.7           29.3                      7.3

                                               Aggregate                        Annualized
                                              Total Return                     Total Return
                                     -------------------------------     -------------------------
                                                          Since                    Since
Class C shares:  As a % of                 1 Year        5/1/95**                 5/1/95**
----------------------------------         ------        --------                 --------
Net Asset Value                             -2.5           31.8                      7.8
Redemption at End of Period                 -3.3           31.8                      7.8

BOND INCOME FUND
                                               Aggregate                      Average Annual
                                              Total Return                     Total Return
                                     -------------------------------     -------------------------
Class A shares:  As a % of              1 Year    5 Years   10 Years        5 Years     10 Years
----------------------------------      ------    -------   --------        -------     --------
Net Asset Value                          8.0        45.1     148.1            7.7         9.5
Maximum Offering Price                   3.2        38.6     137.0            6.7         9.0

                                                Aggregate                     Average Annual
                                              Total Return                     Total Return
                                     --------------------------------    -------------------------
                                                             Since                        Since
Class B shares:  As a % of              1 Year   5 Years   9/13/93**        5 Years     9/13/93**
----------------------------------      ------    -------   --------        -------     --------
Net Asset Value                          7.2        39.8      38.6            6.9         6.4
Redemption at End of Period              2.2        37.8      37.7            6.6         6.2

                                               Aggregate                        Annualized
                                              Total Return                     Total Return
                                     -------------------------------     -------------------------
                                                          Since                    Since
Class C shares:  As a % of                1 Year       12/30/94**                12/30/94**
----------------------------------        ------       ----------                ----------
Net Asset Value                             7.2           44.9                       9.7
Redemption at End of Period                 6.2           44.9                       9.7

                                               Aggregate                      Average Annual
                                              Total Return                     Total Return
                                     -------------------------------     -------------------------
                                                          Since                    Since
Class Y shares:  As a % of                 1 Year       12/30/94**               12/30/94**
----------------------------------        ------       ----------                ----------
Net Asset Value                             8.2           52.6                       11.1

HIGH INCOME FUND
                                               Aggregate                      Average Annual
                                              Total Return                     Total Return
                                     -------------------------------     -------------------------
Class A shares:  As a % of              1 Year    5 Years   10 Years        5 Years     10 Years
----------------------------------      ------    -------   --------        -------     --------
Net Asset Value                          -1.8       40.7     132.2            7.1          8.8
Maximum Offering Price                   -6.2       34.4     121.8            6.1          8.3

                                                Aggregate                     Average Annual
                                              Total Return                     Total Return
                                     --------------------------------    -------------------------
                                                             Since                        Since
Class B shares:  As a % of              1 Year   5 Years   9/20/93**        5 Years     9/20/93**
----------------------------------      ------   -------   ---------        -------     ---------
Net Asset Value                          -2.5       35.8      41.7            6.3          6.8
Redemption at End of Period              -7.0       34.1      40.8            6.0          6.7

                                               Aggregate                      Average Annual
                                              Total Return                     Total Return
                                     -------------------------------     -------------------------
                                                   Since                           Since
Class C shares:  As a % of                       3/2/98**                        3/2/98**
----------------------------------               -------                         ---------
Net Asset Value                                   -4.1                             -4.1
Redemption at End of Period                       -5.0                             -5.0

MUNICIPAL INCOME FUND
                                               Aggregate                      Average Annual
                                              Total Return                     Total Return
                                     -------------------------------     -------------------------
Class A shares:  As a % of              1 Year    5 Years   10 Years        5 Years     10 Years
----------------------------------      ------    -------   --------        -------     --------
Net Asset Value                          5.3        28.9     104.4            5.2         7.4
Maximum Offering Price                   0.5        23.1      95.3            4.3         6.9

                                                Aggregate                     Average Annual
                                              Total Return                     Total Return
                                     --------------------------------    -------------------------
                                                             Since                        Since
Class B shares:  As a % of              1 Year   5 Years   9/13/93**        5 Years     9/13/93**
----------------------------------      ------    -------   --------        -------     ---------
Net Asset Value                           4.5       24.3      25.5            4.4         4.4
Redemption at End of Period              -0.5       22.3      24.5            4.1         4.2


* Federal regulations require this example to be calculated using a $1,000 investment. The normal minimum initial investment in shares of the Funds is $2,500, however.

** Commencement of Fund operations or offering of the indicated class of shares.


*** The Fund (formerly New England Adjustable Rate U.S. Government Fund) changed its name, investment policies and comparative indices on December 7, 1998.


                           YIELD FOR THE 30-DAY PERIOD
                                 ENDED 12/31/98*


                    FUND                  CLASS A    CLASS B   CLASS C   CLASS Y
                    ----                  -------    -------   -------   -------
Government Securities Fund ............    4.18%      3.62%               4.64%
Limited Term U.S. Government Fund .....    4.25%      3.74%     3.73%     4.72%
Short Term Corporate Income Fund ......    4.99%      4.47%
Strategic Income Fund .................    9.20%      8.83%     8.84%
Bond Income Fund ......................    6.10%      5.58%     5.58%     6.59%
High Income Fund ......................   10.08%      9.77%     9.66%
Municipal Income Fund .................    4.61%      4.08%


        * Yields for the Class A shares of the Funds are based on the public offering price of a Class A share of the Funds and yields for the Class B, Class C and Class Y shares are based on the net asset value of a share of the Funds.

        Distribution Rate. The Government Securities, Limited Term U.S. Government, Short Term Corporate Income, Bond Income and High Income Funds may include in their written sales material distribution rates based on the Funds' distributions from net investment income and short-term capital gains for a recent 30 day, three month or one year period.

        Distributions of less than one year are annualized by multiplying by the factor necessary to produce twelve months of distributions. The distribution rates are determined by dividing the amount of the particular Fund's distributions per share over the relevant period by either the maximum offering price or the net asset value of a share of the Fund on the last day of the period.

                               DISTRIBUTION RATES
                           FOR PERIODS ENDING 12/31/98


                         AS A % OF                               1 MONTH
    -------------------------------------------------------      -------
    GOVERNMENT SECURITIES FUND
    (Class A shares)
    Net Asset Value .......................................        6.30%
    Maximum Offering Price ................................        6.02%

    (Class B shares)
    Net Asset Value .......................................        5.56%

    (Class Y shares)
    Net Asset Value .......................................        6.57%

    LIMITED TERM U.S. GOVERNMENT FUND
    (Class A shares)
    Net Asset Value .......................................        5.54%
    Maximum Offering Price ................................        5.37%

    (Class B shares)
    Net Asset Value .......................................        4.90%

    (Class C shares)
    Net Asset Value .......................................        4.89%

    (Class Y shares)
    Net Asset Value .......................................        5.87%

    SHORT TERM CORPORATE INCOME FUND
    (Class A shares)
    Net Asset Value .......................................        5.23%
    Maximum Offering Price ................................        5.07%

    (Class B shares)
    Net Asset Value .......................................        4.54%

    (Class C shares)
    Net Asset Value .......................................        3.32%

    (Class Y shares)
    Net Asset Value .......................................        none

    STRATEGIC INCOME FUND
    (Class A shares)
    Net Asset Value .......................................        13.19%
    Maximum Offering Price ................................        12.60%

    (Class B shares)
    Net Asset Value .......................................        12.39%

    (Class C shares)
    Net Asset Value .......................................        12.40%

    (Class Y shares)
    Net Asset Value .......................................         none

    BOND INCOME FUND
    (Class A shares)
    Net Asset Value .......................................        6.50%
    Maximum Offering Price ................................        6.21%

    (Class B shares)
    Net Asset Value .......................................        5.75%

    (Class C shares)
    Net Asset Value .......................................        5.74%

    (Class Y shares)
    Net Asset Value .......................................        6.74%

    HIGH INCOME FUND
    (Class A shares)
    Net Asset Value .......................................       14.22%
    Maximum Offering Price ................................       13.58%

    (Class B shares)
    Net Asset Value .......................................       13.46%

    (Class C shares)
    Net Asset Value .......................................        9.66%

    MUNICIPAL INCOME FUND
    (Class A shares)
    Net Asset Value .......................................        5.10%
    Maximum Offering Price ................................        4.87%

    (Class B shares)
    Net Asset Value .......................................        4.35%


        The foregoing data represent past performance only, and are not a representation as to the future results of any Fund. The investment return and principal value of an investment in any Fund will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

        [logo](R)
  NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)
-------------------------------------------------------------------------------

NEW ENGLAND MASSACHUSETTS TAX FREE INCOME FUND
NEW ENGLAND TAX FREE INCOME FUND OF NEW YORK

STATEMENT OF ADDITIONAL INFORMATION -- PART I


MAY 3, 1999

      This Statement of Additional Information (the "Statement") contains information which may be useful to investors but which is not included in the prospectus of New England Massachusetts Tax Free Income Fund and New England Tax Free Income Fund of New York (collectively, the "Funds" and each a "Fund"). This Statement is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Funds dated May 3, 1999 (the "Prospectus"). The Statement should be read together with the Prospectus. Investors may obtain a free copy of the Prospectus from New England Funds, L.P., Prospectus Fulfillment Desk, 399 Boylston Street, Boston, Massachusetts 02116, by calling New England Funds at 800-225-5478 or by placing an order online at www.mutualfunds.com. Part I of this Statement contains specific information about the Funds. Part II includes information about the Funds and other New England Funds. The Funds are series of New England Funds Trust II (the "Trust"), a registered open-end management investment company that offers a total of seven funds.


      The Funds' financial statements and accompanying notes are incorporated by reference into this Statement. Each Fund's annual and semiannual report contains additional information and is available upon request and without charge, by calling 800-225-5478.

                                TABLE OF CONTENTS
                                                                        Page
                                                                        ----
                                        PART I


     Investment Restrictions                                             ii
     Fund Charges and Expenses                                            v
     Ownership of Fund Shares                                           vii
     Investment Performance of the Funds                               viii


                                        Part II


     Miscellaneous Investment Practices                                   2
     Management of the Trusts                                            22
     Portfolio Transactions and Brokerage                                36
     Description of the Trusts and Ownership of Shares                   43
     How to Buy Shares                                                   46
     Net Asset Value and Public Offering Price                           46
     Reduced Sales Charges - Class A Shares Only                         47
     Shareholder Services                                                49
     Redemptions                                                         56
     Standard Performance Measures                                       58
     Income Dividends, Capital Gain Distributions and Tax Status         63
     Financial Statements                                                65
     Appendix A - Description of Bond Ratings                            66
     Appendix B - Publications That May Contain Fund Information         68
     Appendix C - Advertising and Promotional Literature                 71
     Appendix D - Portfolio Composition of the High Income,
                  Bond Income, Strategic Income and International
                  Equity Funds                                           75

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                             INVESTMENT RESTRICTIONS
-------------------------------------------------------------------------------


      The following is a description of restrictions on the investments to be made by the Funds. The restrictions marked with an asterisk may not be changed without the vote of a majority of the outstanding voting securities of the relevant Fund. The other restrictions set forth below are not fundamental policies and may be changed by the Trust's Board of Trustees. Except in the case of restriction (11) for the Massachusetts Fund and restriction (12) for the New York Fund below, the percentages set forth below and the percentage limitations set forth in the Prospectus will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security. The Investment Company Act of 1940, as amended (the "1940 Act"), provides that a "vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

NEW ENGLAND MASSACHUSETTS TAX FREE INCOME FUND
New England Massachusetts Tax Free Income Fund (the "Massachusetts Fund") may not:


*(1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. (Such borrowings will be repaid before any additional investments are made);

*(2) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of the value of its total assets (taken at the lower of cost or current value) and then only to secure borrowings permitted by restriction
      (1) above;

*(3) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities;

*(4) Make short sales of securities or maintain a short position for the account of the Fund unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short;

*(5) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws;

*(6) Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate;

*(7) Purchase or sell commodities or commodity contracts, or write or purchase options, except that the Fund may (a) buy or sell futures contracts on securities or on securities indexes and (b) write, purchase or sell put or call options on securities, on securities indexes or on futures contracts of the type referred to in clause (a) of this restriction;

*(8) Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies, and through repurchase agreements;

*(9) Invest in securities of any issuer if, to the knowledge of the Fund, officers and trustees of the Trust or officers and directors of Back Bay Advisors, L.P. ("Back Bay Advisors"), the Fund's subadviser, who beneficially own more than 1/2 of 1% of the securities of that issuer together own more than 5%;

*(10) Invest in the securities of any issuer if, immediately after such investment, more than 5% of the value of the total assets of the Fund taken at current value would be invested in the securities of such issuer; provided that this limitation does not apply either to obligations issued or guaranteed as to interest and principal by the U. S. Government or its agencies or instrumentalities or to Massachusetts Tax Exempt Bonds;

*(11) Purchase securities restricted as to resale, if, as a result, such investments would exceed 5% of the value of the Fund's net assets;

*(12) Purchase securities (other than securities of the U.S. Government, its agencies or instrumentalities or Massachusetts Tax Exempt Securities, except obligations backed only by the assets and revenues of nongovernmental users) if as a result of such purchases more than 25% of the value of the Fund's total assets would be invested in any one industry. Governmental issuers of Massachusetts Tax Exempt Bonds are not considered part of any "industry." However, Massachusetts Tax Exempt Bonds backed only by the assets and revenues of nongovernmental users may for this purpose be deemed to be issued by such nongovernmental users, and this 25% limitation would apply to such obligations. Thus, no more than 25% of the Fund's assets will be invested in obligations deemed to be issued by nongovernmental users in any one industry and in taxable obligations of issuers in the same industry;

(13)  Acquire more than 10% of the voting securities of any issuer; or

(14) Issue any class of securities which is senior to the Fund's shares of beneficial interest except to the extent that borrowings permitted by investment restriction (1) are deemed to involve the issuance of such securities.


NEW ENGLAND TAX FREE INCOME FUND OF NEW YORK
The New England Tax Free Income Fund of New York (the "New York Fund") may not:


(1) With respect to 50% of its total assets, purchase any security (other than U.S. Government securities) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer;

*(2) Purchase securities (other than securities of the U.S. Government, its agencies or instrumentalities or State Tax Exempt Securities, except obligations backed only by the assets and revenues of nongovernmental users) if as a result of such purchases more than 25% of the value of the Fund's total assets would be invested in any one industry. Governmental issuers of New York Tax Exempt Securities are not considered part of any "industry." However, State Tax Exempt Securities backed only by the assets and revenues of nongovernmental users may for this purpose be deemed to be issued by such nongovernmental users, and this 25% limitation would apply to such obligations. Thus, no more than 25% of the Fund's assets will be invested in obligations deemed to be issued by nongovernmental users in any one industry and in taxable obligations of issuers in the same industry;

(3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

(4) Acquire more than 10% of any class of securities of an issuer (taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer;

*(5) Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, and then only as a temporary measure for extraordinary or emergency purposes;

(6) Pledge more than 15% of its total assets (taken at cost) (for the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge of assets);

*(7) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(8) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(9) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(10) Except to the extent permitted by rule or order of the Securities and Exchange Commission (the "SEC"), participate on a joint or joint and several basis in any trading account in securities (the "bunching" of orders for the purchase or sale of portfolio securities with the Fund's adviser or subadviser or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction);

(11) Write, purchase or sell options, except that the Fund may (a) write, purchase and sell put and call options on securities, securities indices or financial futures contracts and (b) enter into currency forward contracts;

(12) Invest more than 15% of its net assets (taken at current value) in illiquid securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Trust's trustees).

*(13) Issue senior securities (for the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (6) above; any borrowing permitted by restriction (5) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of the Trust's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom).

      The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are subject to restriction (11) above for the Massachusetts Fund and restriction (12) for the New York Fund.

      Each Fund will not purchase an investment if, immediately after and as a result of such purchase, less than 85% of the Fund's assets would consist of securities rated AAA, AA, A or BBB by Standard & Poor's Ratings Group or Fitch Investor Services, Inc. or Aaa, Aa, A, or Baa by Moody's Investors Service, Inc. or are non-rated but are considered to be of comparable quality by the Fund's subadviser.

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                            FUND CHARGES AND EXPENSES
-------------------------------------------------------------------------------

MANAGEMENT FEES

      Pursuant to separate advisory agreements, each dated August 30, 1996 and amended May 1, 1998, New England Funds Management, L.P. ("NEFM") has agreed, subject to the supervision of the Board of Trustees of the Trust, to manage the investment and reinvestment of the assets of the Funds and to provide a range of administrative services to the Funds. For the services described in the advisory agreements, each Fund has agreed to pay NEFM a gross management fee at the annual rate set forth in the following table, reduced by the amount of any subadvisory fees paid by the Fund to Back Bay Advisors, L.P. ("Back Bay Advisors"), the subadviser of the Funds, pursuant to the subadvisory agreements:



                                     Management fee paid by the Fund
                                  (reduced by any subadvisory fees paid)
                                    (as a percentage of average daily
      Fund                              net assets of the Fund)
      ----                              -----------------------



      Massachusetts Fund          0.60% of the first $100 million
                                  0.50% of amounts in excess of $100 million


      New York Fund               0.525% of the first $200 million
                                  0.50% of the next $300 million
                                  0.475% of amounts in excess of $500 million


      The advisory agreements provide that NEFM may delegate its responsibilities thereunder to other parties. Pursuant to separate subadvisory agreements, each dated August 30, 1996 and amended May 1, 1998, NEFM has delegated responsibility for managing the investment and reinvestment of the Funds' assets to Back Bay Advisors, as subadviser. For providing such subadvisory services to the Funds, each Fund pays Back Bay Advisors a subadvisory fee at the annual rate set forth in the following table:


      Fund                        Subadvisory Fees
      ----                        ----------------
      Massachusetts Fund          0.30% of the first $100 million
                                  0.25% of amounts in excess of $100 million


      New York Fund               0.2625% of the first $200 million
                                  0.25% of the next $300 million
                                  0.2375% of amounts in excess of $500 million

      From January 2, 1996 to August 30, 1996, NEFM served as adviser and Back Bay Advisors served as subadviser to each Fund pursuant to separate advisory and subadvisory agreements providing for the same management and subadvisory fees as are currently in effect for each Fund. Prior to January 2, 1996, Back Bay Advisors served as adviser to each Fund pursuant to separate advisory agreements, each of which provided for an advisory fee payable to Back Bay Advisors. In the case of the Massachusetts Fund, the advisory fee payable to Back Bay Advisors was at the same rate as the management fee currently payable by the Fund to NEFM; and, for the New York Fund, the advisory fee payable to Back Bay Advisors was at an annual rate of 0.2625% of the first $200 million of the Fund's average daily net assets, 0.25% of the next $300 million of such assets and 0.2375% of such assets in excess of $500 million. Back Bay Advisors' compensation under such advisory agreements was subject to reduction to the extent that in any year a Fund's expenses, including Back Bay Advisors' fee, but exclusive of brokerage commissions, taxes, interest, distribution expenses and extraordinary items, exceeded any expense limitation on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the Fund were qualified for offer and sale (or, in the case of the Massachusetts Fund, the lesser of such limitation or 1.50% of the Fund's average daily net assets). See "Management of the Trusts" in Part II of this Statement.


      NEFM has given a binding undertaking to each of the Massachusetts and New York Funds to reduce its management fee and, if necessary, to bear certain expenses associated with operating the Funds in order to limit the Massachusetts Fund's total operating expenses to an annual rate of 1.00% of the Fund's average daily net assets attributable to its Class A shares and 1.65% of such assets attributable to its Class B shares, and in order to limit the New York Fund's total operating expenses to an annual rate of 0.85% of the Fund's average daily net assets attributable to its Class A shares and 1.60% of such assets attributable to its Class B shares. These undertakings will be binding on NEFM for the life of the Fund's Prospectus. Prior to September 1, 1996, these limits were 0.85% and 1.50% for Class A shares and Class B shares, respectively, for the Massachusetts Fund, and 0.70% and 1.45% for Class A and B shares, respectively, for the New York Fund. Prior to January 2, 1996, voluntary limitations were in effect with respect to Back Bay Advisors and the Funds, in addition to the contractual expense limitations described above.


      As of May 1, 1998, each subadvisory agreement between NEFM and Back Bay Advisors was amended to add the relevant Fund as a party and to provide that the subadvisory fees payable under such agreement are payable by the Fund rather than by NEFM. Also as of May 1, 1998, the advisory agreement for each Fund was amended to provide that the management fees payable by the Fund to NEFM are reduced by the amounts of any subadvisory fees paid directly by the Fund to Back Bay Advisors. These amendments to the Funds' advisory and subadvisory agreements did not change the management and subadvisory fee rates under the agreements, nor the services to be provided to the Funds by NEFM and Back Bay Advisors under the agreements. Furthermore, these amendments did not change the overall level of fees payable by any Fund.


      For the fiscal years ended December 31, 1996, 1997 and 1998, the Massachusetts Fund paid management fees of $251,461, $345,223 and $161,786, respectively, to NEFM (in each case after reductions pursuant to expense limitations in effect). Had the expense limitations described above not been in effect, the Massachusetts Fund's management fees for the fiscal years ended December 1996, 1997 and 1998 would have been $705,303, $691,920 and $704,088, respectively. For the fiscal years ended December 31, 1996 and 1997 and the period January 1 to April 30, 1998, NEFM paid subadvisory fees to Back Bay Advisors of $125,730, $172,512 and $59,372, respectively, (after the expense limitations). For the period May 1 through December 31, 1998, the Fund paid Back Bay Advisors $102,414 in subadvisory fees (after the expense limitations). Had the expense limitations not been in effect, Back Bay Advisors' subadvisory fees would have been $352,651, 345,960 and $352,044, respectively.

      As a result of expense limitations in effect, the New York Fund paid NEFM no management fees for the fiscal years ended December 31, 1996, 1997 and 1998. Had the expense limitations for the New York Fund not been in effect, NEFM would have been paid $100,284, $116,330 and $59,786, respectively, in management fees for the fiscal years ended December 31, 1996, 1997 and 1998. For the fiscal years ended December 31, 1996 and 1997 and the period January 1 to April 30, 1998, NEFM paid Back Bay Advisors no subadvisory fees as a result of the expense limitations. For the period May 1 through December 31, 1998, the Fund paid Back Bay Advisors $0 in subadvisory fees (after the expense limitations). Had the expense limitations not been in effect, Back Bay Advisors' subadvisory fees would have been $50,142, $58,165 and $59,786, respectively.


      Prior to January 2, 1996, under administrative services agreements between each of the Funds and New England Funds, L.P. (the "Distributor"), the Funds' distributor, the Distributor provided the Funds with office space, facilities and equipment, services of executive and other personnel and certain administrative services. Under these agreements, each Fund paid the Distributor a fee at the annual rate of 0.125% of the Fund's average daily net assets. Each Fund's current management fee rate represents the sum of the fee rates payable under the prior advisory and administrative services agreements.

BROKERAGE COMMISSIONS


      For the fiscal years ended December 31, 1996, 1997 and 1998, the Massachusetts Fund paid brokerage commissions of $48,887, $0 and $190,195, respectively, and the New York Fund paid $5,990, $5,150 and $29,870, respectively, on portfolio transactions.


      For more information about Fund portfolio transactions, see "Portfolio Transactions and Brokerage" in Part II of this Statement.

SALES CHARGES AND 12B-1 FEES


      As explained in Part II of this Statement, each Fund pays the Distributor fees under separate plans adopted pursuant to Rule 12b-1 under the 1940 Act relating to its Class A and Class B shares. For the fiscal years ended December 31, 1996, 1997 and 1998, these fees amounted to $399,198, $390,024 and $394,314, respectively, for the Massachusetts Fund's Class A shares; and $70,055, $69,485 and $81,563, respectively, for the Massachusetts Fund's Class B shares. For the fiscal years ended December 31, 1996, 1997 and 1998, these fees amounted to $42,803, $49,187 and $50,031, respectively, for the New York Fund's Class A shares, and $20,550, $24,839 and $27,632, respectively, for the New York Fund's Class B shares. During the fiscal year ended December 31, 1998, on sales of the Massachusetts Fund's and the New York Fund's Class A shares the Distributor paid $284,937 and $50,148, respectively, as compensation to investment dealers, $159,237 and $147,841, respectively, as compensation to its sales personnel and other related costs. During the fiscal year ended December 31, 1998, on sales of the Massachusetts Fund's and the New York Fund's Class B shares, the Distributor paid $102,323 and $40,733, respectively, as compensation to investment dealers and $137,518 and $139,596, respectively, as compensation to sales personnel. Of the amount paid to investment dealers, $41,144 and $39,373 was paid to New England Securities Corporation ("New England Securities"), a broker-dealer affiliate of the Distributor, for the Massachusetts Fund's Class A shares and Class B shares, respectively, and $25,667 and $19,378 was paid to New England Securities for the New York Fund's Class A and Class B shares, respectively. New England Securities paid substantially all of the fees it received from the Distributor (a) in commissions to its sales personnel and (b) to defray sales-related overhead costs.


-------------------------------------------------------------------------------
                            OWNERSHIP OF FUND SHARES
-------------------------------------------------------------------------------

         As of April 1, 1999, to the Trust's knowledge, the following persons owned of record or beneficially 5% or more of the outstanding shares of the indicated classes of the Funds set forth below. In addition, each person that has direct or indirect beneficial ownership of more than 25% of the outstanding shares of the indicated classes of the Funds set forth below may be deemed to control that Fund as defined in the 1940 Act.

     FUND           SHAREHOLDER AND ADDRESS                OWNERSHIP PERCENTAGE
     ----           -----------------------                --------------------


New York Fund
Class A             Mark A. Klamm                                 13.78%
                    Nancy R. Klamm, Jt. Ten.
                    209 Victoria Park Drive
                    Liverpool, NY 13088-5437

                    Attn: Mutual Funds                             7.26%
                    BHC Securities Inc.
                    FAO 74572704
                    One Commerce Square
                    2005 Market Street, Suite 1200
                    Philadelphia, PA  19103-7042

                    MLPF&S for the Sole Benefit                    5.40%
                    of It's Customers
                    Attn: Fund Administration ML#97B
                    4800 Deer Lake Drive East - 3rd Floor
                    Jacksonville, FL  32246-6484

-------------------------------------------------------------------------------
                       INVESTMENT PERFORMANCE OF THE FUND
-------------------------------------------------------------------------------

                      PERFORMANCE RESULTS - PERCENT CHANGE
                         FOR THE PERIODS ENDED 12/31/98*


Massachusetts Fund
                                               Aggregate                     Average Annual
                                             Total Return                     Total Return
                                      ---------------------------------  -------------------------
Class A shares: As a % of             1 Year     5 Years      10 Years    5 Years        10 Years
-------------------------             ------     -------      --------    -------        --------
Net Asset Value                        4.9        29.1         100.5        5.3            7.2
Maximum Offering Price                 0.4        23.6          92.0        4.3            6.7


                                                Aggregate                     Average Annual
                                              Total Return                     Total Return
                                      ---------------------------------   ------------------------

                                                               Since                      Since
Class B shares: As a % of             1 Year     5 Years      9/13/93**    5 Years       9/13/93**
-------------------------             ------     -------      ---------    -------       ---------
Net Asset Value                         4.2       24.9         25.5          4.5           4.4
Redemption at End of Period            -0.7       22.9         24.6          4.2           4.2


New York Fund
                                               Aggregate                     Average Annual
                                              Total Return                    Total Return
                                      ---------------------------------   ------------------------

                                                               Since                      Since
Class A shares: As a % of             1 Year     5 Years     4/23/93**     5 Years       4/23/93**
-------------------------             ------     -------     ---------     -------       ---------
Net Asset Value                        4.7        30.8        40.5          5.5            6.2
Redemption at End of Period            0.3        25.3        34.5          4.6            5.4


                                                Aggregate                     Average Annual
                                              Total Return                     Total Return
                                      ---------------------------------   ------------------------

                                                                Since                     Since
Class B shares: As a % of             1 Year     5 Years      9/13/93**    5 Years       9/13/93**
-------------------------             ------     -------      ---------    -------       ---------
Net Asset Value                        3.9        25.7         26.4         4.7            4.5
Redemption at End of Period           -1.1        23.7         25.4         4.4            4.4


   *  Federal regulations require this example to be calculated using a $1,000 investment. The minimum initial investment in shares of the Fund is $2,500, however.

  **  Commencement of offering of Class B shares.




                       YIELD AND TAXABLE EQUIVALENT YIELDS
                      FOR THE 30-DAY PERIOD ENDED 12/31/98*


Massachusetts Fund
   30-day yield:
                                 Class A            4.55%
                                 Class B            4.11%

   Taxable equivalent yields:

                                              Combined Tax Rate**                       Taxable Equivalent Yield
                                 Class A           46.85%                   Class A               8.56%
                                 Class B           46.85%                   Class B               7.73

New York Fund
30-day yield:
                                 Class A            4.02%
                                 Class B            3.37%

   Taxable equivalent yields:
                                              Combined Tax Rate***                      Taxable Equivalent Yield
                                 Class A           43.90%                   Class A               7.17%
                                 Class B           43.90%                   Class B               6.01%


* Yields for Class A shares are based on the public offering price of a share of the Fund and yields for Class B shares are based on the net asset value of a share of the Fund.

** Based on combined federal and Massachusetts marginal tax rates for individuals, assuming deduction of state income taxes for purposes of calculating federal taxable income.

*** Based on combined federal and New York State and City marginal tax rates for individuals, assuming deduction of state income taxes for purposes of calculating federal taxable income.

DISTRIBUTION RATE OF RETURN

      Each class of the Funds may include in its written sales material rates of return for each class based on that class's distributions from net investment income and short-term capital gains for a recent 30-day, three-month or one-year period. Distributions of less than one year are annualized by multiplying the factor necessary to produce 12 months of distributions. The distribution rates are determined by dividing the amount of a class's distributions per share over the relevant period by either the maximum offering price in the case of the Class A shares or the price assuming redemption at the end of the period in the case of Class B shares or the net asset value of a share of Class A and Class B on the last day of the period.


                               DISTRIBUTION RATES
                           FOR PERIODS ENDING 12/31/98

                 AS A % OF                       1 MONTH
--------------------------------------------     -------

Massachusetts Fund
(Class A shares)


Net Asset Value.............................      4.94%
Maximum Offering Price......................      4.73%

(Class B shares)
Net Asset Value.............................      4.29%

New York Fund
(Class A shares)
Net Asset Value.............................      3.04%
Maximum Offering Price......................      2.97%

(Class B shares)
Net Asset Value.............................      2.30%

        [logo](R)
  NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)
-------------------------------------------------------------------------------

NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA

STATEMENT OF ADDITIONAL INFORMATION -- PART I


MAY 3, 1999

         This Statement of Additional Information (the "Statement") contains information which may be useful to investors but which is not included in the Prospectus of New England Intermediate Term Tax Free Fund of California (the "Fund"). This Statement is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Fund dated May 3, 1999 (the "Prospectus"). The Statement should be read together with the Prospectus. Investors may obtain a free copy of the Prospectus from New England Funds, L.P., Prospectus Fulfillment Desk, 399 Boylston Street, Boston, MA 02116, by calling New England Funds at 800-225-5478 or by placing an order online at www.mutualfunds.com. Part I of this Statement contains specific information about the Fund. Part II includes information about the Fund and other New England Funds. The Fund is a series of New England Funds Trust II (the "Trust"), a registered open-end management investment company that offers a total of seven funds.


         The Funds' financial statements and accompanying notes are incorporated by reference into this Statement. Each Fund's annual and semiannual report contains additional performance information and is available upon request and without charge, by calling 800-225-5478.


                                TABLE OF CONTENTS
                                                                         Page
                                                PART I
          Investment Restrictions                                         ii
          Fund Charges and Expenses                                      iii
          Ownership of Fund Shares                                         v
          Investment Performance of the Fund                               v

                                                PART II
          Miscellaneous Investment Practices                               2
          Management of the Trusts                                        22
          Portfolio Transactions and Brokerage                            36
          Description of the Trusts and Ownership of Shares               43
          How to Buy Shares                                               46
          Net Asset Value and Public Offering Price                       46
          Reduced Sales Charges - Class A Shares Only                     47
          Shareholder Services                                            49
          Redemptions                                                     56
          Standard Performance Measures                                   58
          Income Dividends, Capital Gain Distributions and Tax Status     63
          Financial Statements                                            65
          Appendix A - Description of Bond Ratings                        66
          Appendix B - Publications That May Contain Fund Information     68
          Appendix C - Advertising and Promotional Literature             71
          Appendix D - Portfolio Composition of the High Income,
                       Bond Income Strategic Income and International
                       Equity Funds                                       75

-------------------------------------------------------------------------------
                             INVESTMENT RESTRICTIONS
-------------------------------------------------------------------------------


         The following is a description of restrictions on the investments to be made by the Fund. The restrictions marked with an asterisk may not be changed without the vote of a majority of the outstanding voting securities of the Fund. The other restrictions set forth below are not fundamental policies and may be changed by the Trust's Board of Trustees. Except in the case of restriction (12) below, the percentages set forth below and the percentage limitations set forth in the Prospectus will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security. The Investment Company Act of 1940, as amended (the "1940 Act"), provides that a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA
New England Intermediate Term Tax Free Fund of California (the "California Fund") may not:


(1) With respect to 50% of its total assets, purchase any security (other than U.S. Government securities) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer;

*(2) Purchase securities (other than securities of the U.S. Government, its agencies or instrumentalities or California Tax Exempt Securities, except obligations backed only by the assets and revenues of nongovernmental users) if as a result of such purchases more than 25% of the value of the Fund's total assets would be invested in any one industry. Governmental issuers of California Tax Exempt Securities are not considered part of any "industry." However, California Tax Exempt Securities backed only by the assets and revenues of nongovernmental users may for this purpose be deemed to be issued by such nongovernmental users, and this 25% limitation would apply to such obligations. Thus, no more than 25% of the Fund's assets will be invested in obligations deemed to be issued by nongovernmental users in any one industry and in taxable obligations of issuers in the same industry;

(3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

(4) Acquire more than 10% of any class of securities of an issuer (taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer;

*(5) Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, and then only as a temporary measure for extraordinary or emergency purposes;

(6) Pledge more than 15% of its total assets (taken at cost) (for the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge of assets);

*(7) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(8) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(9) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(10) Except to the extent permitted by rule or order of the Securities and Exchange Commission (the "SEC") participate on a joint or joint and several basis in any trading account in securities (the "bunching" of orders for the purchase or sale of portfolio securities with the Fund's adviser or subadviser or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction);

(11) Write, purchase or sell options, except that the Fund may (a) write, purchase and sell put and call options on securities, securities indices or financial futures contracts and (b) enter into currency forward contracts;

(12) Invest more than 15% of its net assets (taken at current value) in illiquid securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Trust's trustees); or

*(13) Issue senior securities (for the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (6) above; any borrowing permitted by restriction (5) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of the Trust's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom).

         The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are subject to restriction (12) above.

        The Fund will not purchase an investment if, immediately after and as a result of such purchase, less than 85% of the Fund's assets would consist of securities rated AAA, AA, A or BBB by Standard & Poor's Ratings Group or Fitch Investor Services, Inc. or Aaa, Aa, A, or Baa by Moody's Investors Service, Inc. or are non-rated but are considered to be of comparable quality by the Fund's subadviser.

-------------------------------------------------------------------------------
                            FUND CHARGES AND EXPENSES
-------------------------------------------------------------------------------

MANAGEMENT FEES

         Pursuant to an advisory agreement dated August 30, 1996 and amended May 1, 1998, New England Funds Management, L.P. ("NEFM") has agreed, subject to the supervision of the Board of Trustees of the Trust, to manage the investment and reinvestment of the assets of the Fund and to provide a range of administrative services to the Fund. For the services described in the advisory agreements, the Fund has agreed to pay NEFM a gross management fee at the annual rate of 0.525% of the first $200 million of the Fund's average daily net assets, 0.50% of the next $300 million of such assets and 0.475% of such assets in excess of $500 million, reduced by the amount of any subadvisory fees paid by the Fund to Back Bay Advisors, L.P. ("Back Bay Advisors"), its subadviser, pursuant to the subadvisory agreement.

         The advisory agreement provides that NEFM may delegate its responsibilities thereunder to other parties. Pursuant to a subadvisory agreement dated August 30, 1996 and amended May 1, 1998, NEFM has delegated responsibility for managing the investment and reinvestment of the Fund's assets to Back Bay Advisors as subadviser. For providing such subadvisory services to the Fund, the Fund pays Back Bay Advisors a subadvisory fee at the annual rate of 0.2625% of the first $200 million of the Fund's average daily net assets, 0.25% of the next $300 million of such assets and 0.2375% of such assets in excess of $500 million.

         From January 2, 1996 to August 30, 1996, NEFM served as adviser and Back Bay Advisors served as subadviser to the Fund under advisory and subadvisory agreements providing for management fees and subadvisory fees at the same rates as are currently in effect for the Fund. Prior to January 2, 1996, Back Bay Advisors served as adviser to the Fund pursuant to a an advisory agreement which provided for an advisory fee payable by the Fund to Back Bay Advisors at the annual rate of 0.40% of the first $200 million of the Fund's average daily net assets, 0.375% of the next $300 million of such assets and 0.35% of such assets in excess of $500 million. Back Bay Advisors' compensation under such advisory agreement was subject to reduction to the extent that in any year the Fund's expenses, including Back Bay Advisors' fee, but exclusive of brokerage commissions, taxes, interest, distribution expenses and extraordinary items, exceeded any expense limitation on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the Fund were qualified for offer and sale.

         Prior to January 2, 1996, under an administrative services agreement between the Fund and New England Funds, L.P. (the "Distributor"), the Fund's distributor, the Distributor provided the Fund with office space, facilities and equipment, services of executive and other personnel and certain administrative services. Under this agreement, the Fund paid the Distributor a fee at the annual rate of 0.125% of the Fund's average daily net assets. The Fund's current management fee rate represents the sum of the fee rates payable under the prior advisory and administrative services agreement.


         NEFM has given a binding undertaking to the Fund to reduce its fees and, if necessary, to bear certain expenses associated with operating the Fund in order to limit the Fund's total operating expenses to an annual rate of 0.85% of the average daily net assets attributable to the Fund's Class A shares and 1.60% of such assets attributable to the Fund's Class B shares. The undertakings will be binding on NEFM for the life of the Fund's Prospectus. Prior to September 1, 1996 the expense limitations were 0.70% and 1.45% for Class A shares and Class B shares, respectively. Prior to January 2, 1996, voluntary limitations were in effect with respect to Back Bay Advisors, the Distributor and the Fund, in addition to the contractual expense limitations described above.


         As of May 1, 1998, the subadvisory agreement between NEFM and Back Bay Advisors was amended to add the Fund as a party and to provide that the subadvisory fees payable under such agreement are payable by the Fund rather than by NEFM. Also as of May 1, 1998, the advisory agreement for the Fund was amended to provide that the management fees payable by the Fund to NEFM are reduced by the amounts of any subadvisory fees paid directly by the Fund to Back Bay Advisors. These amendments to the Fund's advisory and subadvisory agreements did not change the management and subadvisory fee rates under the agreements, nor the services to be provided to the Fund by NEFM and Back Bay Advisors under the agreements. Furthermore, these amendments did not change the overall level of fees payable by the Fund.


         As a result of expense limitations in effect, the Fund paid NEFM no advisory or management fees for the fiscal years ended December 31, 1996, 1997 and 1998. Had the expense limitations for the Fund not been in effect, NEFM would have been paid $210,469, $107,354 and $112,345, respectively, in management fees for the fiscal years ended December 31, 1996, 1997 and 1998. For the fiscal years ended December 31, 1996 and 1997 and the period January 1 through April 30, 1998, NEFM paid Back Bay Advisors no subadvisory fees for the Fund, after expense limitations. For the period May 1 through December 31, 1998, the Fund paid Back Bay Advisors no subadvisory fees, after expense limitations. Had the expense limitations not been in effect, Back Bay Advisors' subadvisory fees for the Fund would have been $105,234, $107,354 and $112,345, respectively.


BROKERAGE COMMISSIONS


         For the fiscal years ended December 31, 1996, 1997 and 1998, the Fund paid total brokerage commissions of $0, $0 and $24,900, respectively.


         For more information about Fund portfolio transactions, see "Portfolio Transactions and Brokerage" in Part II of this Statement.

SALES CHARGES AND 12B-1 FEES


         As explained in Part II of this Statement, the Fund pays the Distributor fees under a separate plan adopted pursuant to Rule 12b-1 under the 1940 Act relating to its Class A and Class B shares. For the fiscal years ended December 31, 1996, 1997 and 1998, these fees amounted to $84,706, $81,788 and $83,393, respectively, for the Fund's Class A shares, and $63,402, $81,885 and $93,241, respectively, for the Fund's Class B shares.

         During the fiscal year ended December 31, 1998, on sales of the Fund's Class A shares, the Distributor paid $83,604 as compensation to investment dealers and $147,672 as compensation to its sales personnel and other related costs. During the fiscal year ended December 31, 1998, on sales of the Fund's Class B shares, the Distributor paid $72,783 as compensation to investment dealers and $137,734 as compensation to sales personnel and other related costs. Of the amounts paid to investment dealers, $22,993 and $24,852 was paid to New England Securities Corporation ("New England Securities"), a broker-dealer affiliate of the Distributor, for the Fund's Class A shares and Class B shares, respectively. New England Securities paid substantially all of the fees it received from the Distributor (a) in commissions to its sales personnel and (b) to defray sales-related overhead costs.


-------------------------------------------------------------------------------
                            OWNERSHIP OF FUND SHARES
-------------------------------------------------------------------------------


         As of April 1, 1999, to the Trusts' knowledge, no persons owned of record or beneficially 5% or more of the outstanding shares of any class of the Fund or had direct or indirect beneficial interest in more than 25% of the outstanding shares of the Fund.

-------------------------------------------------------------------------------
                       INVESTMENT PERFORMANCE OF THE FUND
-------------------------------------------------------------------------------

                      PERFORMANCE RESULTS - PERCENT CHANGE
                         FOR THE PERIODS ENDED 12/31/98*

                                               Aggregate                     Average Annual
                                              Total Return                    Total Return
                                      ---------------------------------   ------------------------

                                                               Since                      Since
Class A shares: As a % of             1 Year     5 Years     4/23/93**     5 Years       4/23/93**
-------------------------             ------     -------     ---------     -------       ---------
Net Asset Value                        4.5        28.5         39.6          5.2            6.0
Maximum Offering Price                 1.9        25.4         36.2          4.6            5.6


                                                Aggregate                     Average Annual
                                              Total Return                     Total Return
                                      ---------------------------------   ------------------------

                                                                Since                     Since
Class B shares: As a % of             1 Year     5 Years      9/13/93**    5 Years       9/13/93**
-------------------------             ------     -------      ---------    -------       ---------
Net Asset Value                        3.7        23.6          24.5         4.3            4.2
Redemption at End of Period           -1.3        21.6          23.5         4.0            4.1


   *  Federal regulations require this example to be calculated using a $1,000 investment. The normal minimum initial investment in shares of each Fund is $2,500, however.

  **  Commencement of Fund operations or offering of Class B shares.




                       YIELD AND TAXABLE EQUIVALENT YIELDS
                      FOR THE 30-DAY PERIOD ENDED 12/31/98*



30-DAY YIELD:
                                Class A             4.32%
                                Class B             3.69%


   Taxable equivalent yields:

                                              Combined Tax Rate**                       Taxable Equivalent Yield

                                 Class A            45.22%                  Class A               7.88%
                                 Class B            45.22%                  Class B               6.73%


* Yields for Class A shares are based on the public offering price of a share of the Fund and yields for Class B shares are based on the net asset value of a share of the Fund.

** Based on combined federal and California marginal tax rates for individuals, assuming deduction of state income taxes for purposes of calculating federal taxable income.

DISTRIBUTION RATE OF RETURN

         Each class of the Fund may include in their written sales material rates of return based on that class's distributions from net investment income and short-term capital gains for a recent 30-day, three-month or one-year period. Distributions of less than one year are annualized by multiplying the factor necessary to produce 12 months of distributions. The distribution rates are determined by dividing the amount of a class's distributions per share over the relevant period by either the maximum offering price in the case of Class A shares or the price assuming redemption at the end of the period in the case of Class B shares or the net asset value of a share of a class on the last day of the period.

                               DISTRIBUTION RATES
                           FOR PERIODS ENDING 12/31/98


                        As a % of                              1 month
  -------------------------------------------------------      -------
  (Class A shares)
  Net Asset Value...........................................    4.90%
  Maximum Offering Price....................................    4.78%
  (Class B shares)
  Net Asset Value...........................................    4.16%

    [OBJECT OMITTED]
NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)
--------------------------------------------------------------------------------

NEW ENGLAND FUNDS TRUST I
NEW ENGLAND FUNDS TRUST II
NEW ENGLAND FUNDS TRUST III

STATEMENT OF ADDITIONAL INFORMATION -- PART II


MAY 3, 1999

         The following information applies generally to the funds listed below (the "Funds" and each a "Fund"). The Funds constitute all of the series of New England Funds Trust I, New England Funds Trust II and New England Funds Trust III (the "Trusts" and each a "Trust"), except for New England Access Shares (New England Core Equity Fund, New England Select Fund, New England Stock and Bond Fund, New England Small Cap Value Fund, New England Small Cap Growth Fund and New England Total Return Bond Fund), which are not currently being offered to the public. In certain cases, the discussion applies to some but not all of the Funds. Certain data applicable to particular Funds is found in Part I of this Statement of Additional Information (the "Statement") as well as in the Prospectuses of the Funds dated May 3, 1999 for Class A, Class B and Class C shares and May 3, 1999 for Class Y shares (the "Prospectus" or "Prospectuses"). The following Funds are described in this Statement:


SERIES OF NEW ENGLAND FUNDS TRUST I
-----------------------------------
New England Strategic Income Fund                                             (the "Strategic Income Fund")
New England Bond Income Fund                                                  (the "Bond Income Fund")
New England Municipal Income Fund                                             (the "Municipal Income Fund")
New England Government Securities Fund                                        (the "Government Securities Fund")
New England International Equity Fund                                         (the "International Equity Fund")
New England Growth Fund                                                       (the "Growth Fund")
New England Capital Growth Fund                                               (the "Capital Growth Fund")
New England Value Fund                                                        (the "Value Fund")
New England Balanced Fund                                                     (the "Balanced Fund")
New England Star Advisers Fund                                                (the "Star Advisers Fund")
New England Star Worldwide Fund                                               (the "Star Worldwide Fund")
New England Star Small Cap Fund                                               (the "Star Small Cap Fund")

SERIES OF NEW ENGLAND FUNDS TRUST II
------------------------------------


New England High Income Fund                                                  (the "High Income Fund")
New England Short Term Corporate Income Fund                                  (the "Short Term Corporate Income Fund")
(formerly New England Adjustable Rate U.S. Government Fund)
New England Limited Term U.S. Government Fund                                 (the "Limited Term U.S. Government Fund")
New England Massachusetts Tax Free Income Fund                                (the "Massachusetts Fund")
New England Tax Free Income Fund of New York (formerly New England            (the "New York Fund")
     Intermediate Term Tax Free Fund of New York)
New England Intermediate Term Tax Free Fund of California                     (the "California Fund")
New England Growth and Income Fund (formerly New England Growth               (the "Growth and Income Fund")
     Opportunities Fund)


SERIES OF NEW ENGLAND FUNDS TRUST III
-------------------------------------

New England Bullseye Fund                                                     (the "Bullseye Fund")
New England Equity Income Fund                                                (the "Equity Income Fund")

------------------------------------------------------------------------------------------------------------------------
                                           MISCELLANEOUS INVESTMENT PRACTICES
------------------------------------------------------------------------------------------------------------------------

         The following is a list of certain investment practices in which a Fund may engage as SECONDARY investment strategies. A Fund's primary strategies are detailed in its prospectus.

HIGH INCOME FUND                              STRATEGIC INCOME FUND                      BOND INCOME FUND
----------------                              ---------------------                      ----------------

Equity Securities                             Equity Securities (warrants)                Equity Securities (warrants)
U.S. Government Securities                    When-issued Securities                      Mortgage-backed Securities
Mortgage-backed Securities                    Asset-backed Securities                     Asset-backed Securities
Asset-backed Securities                       Collateralized Mortgage Obligations         Collateralized Mortgage Obligations
Collateralized Mortgage Obligations           Repurchase Agreements                       When-issued Securities
Stripped Securities                           When-issued Securities                      Convertible Securities
Repurchase Agreements                         Foreign Currency Hedging                    Securities in Emerging Markets
When-issued Securities                            Transactions                            Foreign Currency Hedging
Convertible Securities                        Investments in Closed-end                       Transactions
Foreign Currency Hedging                          Investment companies                    Illiquid Securities
    Transactions                              Futures, Options and Swap                       (including Rule 144A Securities)
Illiquid Securities                               Contracts                               Loans of Portfolio Securities
    (including Rule 144A Securities)          Short Sales                                 Short-term Investments
Loans of Portfolio Securities                 Illiquid Securities                         Money Market Instruments
Short-term Investments                            (including Rule 144A Securities)
Money Market Instruments                      Loans of Portfolio Securities
                                              Borrowing/Reverse Repurchase
                                                  Agreements
                                              Short-term Investments
                                              Money Market Instruments

MUNICIPAL INCOME FUND                         SHORT TERM CORPORATE INCOME FUND           LIMITED TERM U.S. GOVERNMENT FUND
---------------------                         --------------------------------           ---------------------------------

Repurchase Agreements                         Convertible Bonds                          Corporate Fixed Income Securities
Stripped Securities                           Stripped Securities                        Mortgage-backed Securities
When-issued Securities                        Repurchase Agreements                      Collateralized Mortgage Obligations
Futures and Options                           When-issued Securities                     Stripped Securities
Short-term Investments                        Securities in Emerging Markets             Repurchase Agreements
Money Market Instruments                      Foreign Currency Hedging                   When-issued Securities
                                                  Transactions/Forward                   Foreign Securities
                                                  Commitments                                (Global Markets,
                                              Futures and Options                            Supranational Agencies)
                                              Short Sales                                Foreign Currency Hedging Transactions
                                              Illiquid Securities                        Futures and Options
                                                  (including Rule 144A Securities)       Illiquid Securities
                                              Loans of Portfolio Securities                  (including Rule 144A Securities)
                                              Short-term Investments                     Loans of Portfolio Securities
                                              Money Market Instruments                   Short-term Investments
                                                                                         Money Market Instruments


GOVERNMENT SECURITIES FUND                    MASSACHUSETTS FUND                         NEW YORK FUND
--------------------------                    ------------------                         -------------


Asset-backed Securities                       U.S. Government Securities                 U.S. Government Securities
Repurchase Agreements                         Mortgage-related Securities                Mortgage-related Securities
When-issued Securities                        Stripped Securities                        Stripped Securities
Futures and Options                           Repurchase Agreements                      Repurchase Agreements
Loans of Portfolio Securities                 When-issued Securities                     When-issued Securities
Short-term Investments                        Futures and Options                        Futures and Options
Money Market Instruments                      Illiquid Securities                        Illiquid Securities
                                                  (including Rule 144A Securities)           (including Rule 144A Securities)
                                              Money Market Instruments                   Money Market Instruments


CALIFORNIA FUND                               BULLSEYE FUND                              INTERNATIONAL EQUITY FUND
----------------                              -------------                              -------------------------


U.S. Government Securities                    Equity Securities (warrants)               U.S. Equity Securities (Common Stock,
Mortgage-related Securities                   U.S. Government Securities                     Convertible Preferred Stock and
Stripped Securities                           Repurchase Agreements                          Bonds and Warrants)
Repurchase Agreements                         When-issued Securities                     U.S. Government Securities
When-issued Securities                        Foreign Securities (Global Markets,        U.S. Corporate Fixed Income Securities
Futures and Options                               Supranational agencies)                Lower-quality U.S. Fixed
Illiquid Securities                           Securities of Emerging Markets                 Income Securities
    (including Rule 144A Securities)          Foreign Currency Hedging                   Repurchase Agreements
Money Market Instruments                          Transactions                           Zero Coupon Securities
                                              Futures, Options and Swap                  When-issued Securities
                                                  Contracts                              Foreign Securities (Depository Receipts)
                                              Short Sales Against the Box                Foreign Currency Hedging
                                              Illiquid Securities                            Transactions
                                                  (including Rule 144A Securities)       Investments in other
                                              Loans of Portfolio Securities                  Investment Companies
                                              Borrowing/Reverse Repurchase               Futures, Options and Swap
                                                  Agreements                                 Contracts
                                              Short-term Investments                     Short Sales Against the Box
                                              Money Market Instruments                   Illiquid Securities
                                                                                             (including Rule 144A Securities)
                                                                                         Loans of Portfolio Securities
                                                                                         Borrowing/Reverse Repurchase
                                                                                             Agreements
                                                                                         Short-term Investments
                                                                                         Money Market Instruments

GROWTH FUND                                   CAPITAL GROWTH FUND                        GROWTH AND INCOME FUND
-----------                                   -------------------                        ----------------------


Equity Securities (warrants and               Equity Securities (warrants)               Equity Securities (warrants and Mid-
    mid-cap companies)                        Corporate Fixed Income Securities              cap and Small- Cap companies)
Corporate Fixed Income Securities                 (investment grade)                     Corporate Fixed Income Securities
     (investment grade)                       U.S. Government Securities                     (investment grade)
U.S. Government Securities                    Repurchase Agreements                      U.S. Government Securities
Repurchase Agreements                         Zero Coupon Securities                     Zero Coupon Securities
Zero Coupon Securities                        Convertible Securities                     Repurchase Agreements
Convertible Securities                        Foreign Securities (Global markets,        Convertible Securities
Futures, Options and Swap                         Supranational agencies,                Foreign Securities (Global Markets,
    Contracts                                     Depository receipts)                       Supranational agencies)
Short Sales Against the Box                   Foreign Currency Hedging                   Foreign Currency Hedging
Illiquid Securities                               Transactions                               Transactions
    (including Rule 144A Securities)          Investments in Other Investment            Investments in Other Investment
Borrowing/Reverse Repurchase                      Companies                                  Companies
    Agreements                                Futures, Options and Swap                  Futures, Options and Swap Contracts
Short-term Investments                            Contracts                              Short Sales Against the Box
Money Market Instruments                      Short Sales Against the Box                Illiquid Securities
                                              Illiquid Securities                            (including Rule 144A Securities)
                                                  (including Rule 144A Securities)       Loans of Portfolio Securities
                                              Loans of Portfolio Securities              Borrowing/Reverse Repurchase
                                              Borrowing/Reverse Repurchase                   Agreements
                                                  Agreements                             Short-term Investments
                                              Short-term Investments                     Money Market Instruments
                                              Money Market Instruments

VALUE FUND                                    EQUITY INCOME FUND                         BALANCED FUND
----------                                    ------------------                         -------------

Equity Securities (warrants, mid-             Equity Securities (warrants)               Equity Securities (warrants, mid-cap
    cap and small-cap companies)              Corporate Fixed Income Securities              and small-cap companies)
Corporate Fixed Income Securities                 (investment grade)                     Non-Convertible Preferred Stock
    (investment grade)                        Lower Quality Corporate Fixed              Lower Quality Corporate Fixed
U.S. Government Securities                        Income Securities                          Income Securities
Repurchase Agreements                         U.S. Government Securities                 Repurchase Agreements
Zero Coupon Securities                        Repurchase Agreements                      Convertible Securities
When-issued Securities                        Zero Coupon Securities                     Investments in Other Investment
Convertible Securities                        Convertible Bonds                              Companies
Foreign Currency Hedging                      Foreign Securities (Global Markets)        Foreign Currency Hedging
    Transactions                              Securities of Emerging Markets                 Transactions
Investments in Other Investment               Foreign Currency Hedging                   Futures, Options and Swap Contracts
    Companies                                     Transactions                           Short Sales Against the Box
Futures, Options and Swap                     Investments in Other Investment            Illiquid Securities
    Contracts                                     Companies                                  (including Rule 144A Securities)
Short Sales Against the Box                   Futures, Options and Swap                  Loans of Portfolio Securities
Illiquid Securities                               Contracts                              Borrowing/Reverse Repurchase
    (including Rule 144A Securities)          Short Sales Against the Box                    Agreements
Loans of Portfolio Securities                 Illiquid Securities                        Short-term Investments
Borrowing/Reverse Repurchase                      (including Rule 144A Securities)       Money Market Instruments
    Agreements                                Loans of Portfolio Securities
Short-term Investments                        Borrowing/Reverse Repurchase
Money Market Instruments                          Agreements
                                              Short-term Investments
                                              Money Market Instruments


The following is a list of some of the investment practices employed by the various subadvisers of New England Star
Funds as SECONDARY strategies. Due to the multi-subadviser approach of New England Star Funds, investing in a certain security may be a primary strategy for one segment of the Fund and a secondary strategy for another segment of such Fund.

STAR ADVISERS FUND                            STAR WORLDWIDE FUND                        STAR SMALL CAP FUND
------------------                            -------------------                        -------------------

Equity Securities                             Equity Securities                          Equity Securities
Lower Quality Fixed-                          Lower Quality Fixed-income                 Lower Quality Fixed-income
    income Securities                            Securities                                   Securities
U.S. Government Securities                    U.S. Government Securities                 U.S. Government Securities
Repurchase Agreements                         Repurchase Agreements                      Repurchase Agreements
Structured Notes                              Structured Notes                           Structured Notes
Zero Coupon; Pay-in Kind;                     Zero Coupon and Strips                     When-issued; Forward
    Step Coupon and Strips                    When-issued; Forward                           Commitments
When-issued; Forward                              Commitments                            Foreign Currency Hedging
    Commitments                               Foreign Currency Hedging                       Transactions
Foreign Currency Hedging                          Transactions                           Privitizations
    Transactions                              Privitizations                             Investments in Other Investment
Privitizations                                Investments in Other Investment                Companies
Investments in Other Investment                   Companies                              Futures, Options and Swap
    Companies                                 Futures, Options and Swap                      Contracts
Futures, Options and Swap                         Contracts                              Short Sales
    Contracts                                 Short Sales Against the Box                Illiquid Securities
Short Sales Against the Box                   Illiquid Securities                            (including Rule 144A Securities
Illiquid Securities                               (including Rule 144A Securities             and Section 4(2) Commercial Paper)
    (including Rule 144A Securities                and Section 4(2)                      Borrowing/Reverse Repurchase
     and Section 4(2) Commercial              Commercial                                     Agreements
     Paper)                                        Paper)                                Short-term Investments
Borrowing/Reverse Repurchase                  Borrowing/Reverse Repurchase               Money Market Instruments
    Agreements                                    Agreements                             Mortgage- and Asset-backed  Securities
Short-term Investments                        Short-term Investments                     Loans of Portfolio Securities
Money Market Instruments                      Money Market Instruments
Loans of Portfolio Securities                 Loans of Portfolio Securities
Mortgage- and Asset backed Securities         Mortgage- and Asset-backed  Securities


The following is a description of the various investment practices in which a Fund may engage, whether as a primary or secondary strategy:

Equity Securities Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and include common and preferred stocks and securities exercisable for or convertible into common or preferred stocks (such as warrants, convertible debt securities and convertible preferred stock). While offering greater potential for long-term growth, equity securities are more volatile and more risky than some other forms of investment. Therefore, the value of your investment in a Fund may sometimes decrease instead of increase. A Fund may invest in equity securities of companies with relatively small market capitalization. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices. See "Small Companies" below. A Fund's investments may include securities traded "over-the-counter" as well as those traded on a securities exchange. Some over-the-counter securities may be more difficult to sell under some market conditions.


o SMALL COMPANIES Investments in companies with relatively small capitalization may involve greater risk than is usually associated with more established companies. These companies often have sales and earnings growth rates which exceed those of companies with larger capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller capitalization often have limited product lines, markets or financial resources and may be dependent upon a relatively small management group. The securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalization or market averages in general. The net asset value of Funds that invest in companies with smaller capitalization therefore may fluctuate more widely than market averages.

o WARRANTS A Fund may invest in warrants. A warrant is an instrument that gives the holder a right to purchase a given number of shares of a particular security at a specified price until a stated expiration date. Buying a warrant generally can provide a greater potential for profit or loss than an investment of equivalent amounts in the underlying common stock. The market value of a warrant does not necessarily move with the value of the underlying securities. If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant plus the cost thereof. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer.

o REAL ESTATE INVESTMENT TRUSTS (REITs) Certain Funds may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and the ability of the REITs' manager. REITs are also subject to risks generally associated with the investments in real estate. A Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.

FIXED-INCOME SECURITIES A Fund may invest in fixed-income securities. Because interest rates vary, it is impossible to predict the income of a Fund for any particular period. The net asset value of your shares will vary as a result of changes in the value of the bonds and other securities in a Fund's portfolio.


Fixed-income securities include a broad array of short, medium and long term obligations issued by the U.S. or foreign governments, government or international agencies and instrumentalities, and corporate issuers of various types. Some fixed-income securities represent uncollateralized obligations of their issuers; in other cases, the securities may be backed by specific assets (such as mortgages or other receivables) that have been set aside as collateral for the issuer's obligation. Fixed-income securities generally involve an obligation of the issuer to pay interest or dividends on either a current basis or at the maturity of the securities, as well as the obligation to repay the principal amount of the security at maturity.

Fixed-income securities are subject to market and credit risk. Credit risk relates to the ability of the issuer to make payments of principal and interest and includes the risk of default. In the case of municipal bonds, the issuer may make these payments from money raised through a variety of sources, including
(1) the issuer's general taxing power, (2) a specific type of tax such as a property tax, or (3) a particular facility or project such as a highway. The ability of an issuer of municipal bonds to make these payments could be affected by litigation, legislation or other political events, or the bankruptcy of the issuer. U.S. Government Securities do not involve the credit risks associated with other types of fixed-income securities; as a result, the yields available from U.S. Government Securities are generally lower than the yields available from corporate fixed-income securities. Market risk is the risk that the value of the security will fall because of changes in market rates of interest. (Generally, the value of fixed-income securities falls when market rates of interest are rising.) Some fixed-income securities also involve prepayment or call risk. This is the risk that the issuer will repay a Fund the principal on the security before it is due, thus depriving the Fund of a favorable stream of future interest payments.

Because interest rates vary, it is impossible to predict the income of a fund that invests in fixed-income securities for any particular period. Fluctuations in the value of a Fund's investments in fixed-income securities will cause the Fund's net asset value to increase or decrease.


Lower Quality Fixed-income Securities Fixed-income securities rated BB or lower by Standard & Poor's Ratings Group ("Standard & Poor's" or "S&P") or Ba or lower by Moody's Investor's Service, Inc. ("Moody's") (and comparable unrated securities) are of below "investment grade" quality. Lower quality fixed-income securities generally provide higher yields, but are subject to greater credit and market risk, than higher quality fixed-income securities, including U.S. Government and many foreign government securities. Lower quality fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of a mutual fund investing in lower quality fixed-income securities may be more dependent on the Fund's adviser's or subadviser's own credit analysis than for a fund investing in higher quality bonds. The market for lower quality fixed-income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower rated fixed-income securities. This lack of liquidity at certain times may affect the valuation of these securities and may make the valuation and sale of these securities more difficult. Securities of below investment grade quality are considered high yield, high risk securities and are commonly known as "junk bonds." For more information, including a detailed description of the ratings assigned by S&P and Moody's, please refer to the Statement's "Appendix A -- Description of Bond Ratings" and "Appendix D -- Average Monthly Portfolio Composition Tables."


Structured Notes Certain Funds may invest in a broad category of instruments known as "structured notes." These instruments are debt obligations issued by industrial corporations, financial institutions or governmental or international agencies. Traditional debt obligations typically obligate the issuer to repay the principal plus a specified rate of interest. Structured notes, by contrast, obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors. For example, the issuer's obligations could be determined by reference to changes in the value of a commodity (such as gold or oil), a foreign currency, an index of securities (such as the Standard & Poor's Composite Index of 500 Stocks ("S&P 500")) or an interest rate (such as the U.S. Treasury bill rate). In some cases, the issuer's obligations are determined by reference to changes over time in the difference (or "spread") between two or more external factors (such as the U.S. prime lending rate and the total return of the stock market in a particular country, as measured by a stock index). In some cases, the issuer's obligations may fluctuate inversely with changes in an external factor or factors (for example, if the U.S. prime lending rate goes up, the issuer's interest payment obligations are reduced). In some cases, the issuer's obligations may be determined by some multiple of the change in an external factor or factors (for example, three times the change in the U.S. Treasury bill rate). In some cases, the issuer's obligations remain fixed (as with a traditional debt instrument) so long as an external factor or factors do not change by more than the specified amount (for example, if the value of a stock index does not exceed some specified maximum), but if the external factor or factors change by more than the specified amount, the issuer's obligations may be sharply reduced.

Structured notes can serve many different purposes in the management of a mutual fund. For example, they can be used to increase the fund's exposure to changes in the value of assets that the fund would not ordinarily purchase directly (such as stocks traded in a market that is not open to U.S. investors). They can also be used to hedge the risks associated with other investments the fund holds. For example, if a structured note has an interest rate that fluctuates inversely with general changes in a country's stock market index, the value of the structured note would generally move in the opposite direction to the value of holdings of stocks in that market, thus moderating the effect of stock market movements on the value of the fund's portfolio as a whole.

Structured notes involve special risks. As with any debt obligation, structured notes involve the risk that the issuer will become insolvent or otherwise default on its payment obligations. This risk is in addition to the risk that the issuer's obligations (and thus the value of the Fund's investment) will be reduced because of adverse changes in the external factor or factors to which the obligations are linked. The value of structured notes will in many cases be more volatile (that is, will change more rapidly or severely) than the value of traditional debt instruments. Volatility will be especially high if the issuer's obligations are determined by reference to some multiple of the change in the external factor or factors. Many structured notes have limited or no liquidity, so that the Fund would be unable to dispose of the investment prior to maturity. (The Funds are not permitted to invest more than 15% of their net assets in illiquid investments.) As with all investments, successful use of structured notes depends in significant part on the accuracy of the relevant subadviser's analysis of the issuer's creditworthiness and financial prospects, and of the subadviser's forecast as to changes in relevant economic and financial market conditions and factors. In instances where the issuer of a structured note is a foreign entity, the usual risks associated with investments in foreign securities (described below) apply.


U.S. Government Securities Certain Funds may invest in some or all of the following U.S. government securities:

o U.S. Treasury Bills - Direct obligations of the United States Treasury which are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the United States government.

o U.S. Treasury Notes and Bonds - Direct obligations of the United States Treasury issued in maturities that vary between one and 40 years, with interest normally payable every six months. These obligations are backed by the full faith and credit of the United States government.


o "Ginnie Maes" - Debt securities issued by a mortgage banker or other mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. An assistant attorney general of the United States has rendered an opinion that the guarantee by GNMA is a general obligation of the United States backed by its full faith and credit. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of up to 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Fund) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder (such as the Fund, which reinvests any prepayments) of Ginnie Maes along with regular monthly payments of principal and interest.


o "Fannie Maes" - The Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States government.

o "Freddie Macs" - The Federal Home Loan Mortgage Corporation ("FHLMC") is a corporate instrumentality of the United States government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the United States Government.

         U.S. government securities generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. government securities are generally lower than the yields available from corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value. Since the magnitude of these fluctuations will generally be greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities.

Tax Exempt Bonds Certain Funds may invest in tax exempt bonds. Tax exempt bonds include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, hospitals, housing, mass transportation, schools, streets, and water and sewer works. Other public purposes for which tax exempt bonds may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities. In addition, prior to the Tax Reform Act of 1986, certain debt obligations known as industrial development bonds could be issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. Such obligations are included within the term "tax exempt bonds" if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax. Interest on certain industrial development bonds used to fund the construction, equipment, repair or improvement of privately operated industrial or commercial facilities may also be exempt from federal income tax. The Tax Reform Act of 1986 eliminated some types of tax exempt industrial revenues bonds but retains others under the general category of "private activity bonds." The interest on so-called "private activity bonds" is exempt from ordinary federal income taxation but is treated as a tax preference item in computing a shareholder's alternative minimum tax liability, as noted in the Prospectus.


         These Funds may not be a desirable investment for "substantial users" of facilities financed by industrial development bonds or for "related persons" of substantial users.

         The two principal classifications of tax exempt bonds are general obligation bonds and limited obligation (or revenue) bonds. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon an appropriation by the issuer's legislative body. The characteristics and methods of general obligation bonds vary according to the law applicable to the particular issuer. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities, or in some cases from the proceeds of a special excise or other specific revenue source such as the user of the facility. Tax exempt industrial development bonds and private activity bonds are in most cases revenue bonds and generally are not payable from the unrestricted revenues of the issuer. The credit and quality of such bonds is usually directly related to the credit standing of the corporate user of the facilities. Principal and interest on such bonds is the responsibility of the corporate user (and any guarantor).

         Prices and yields on tax exempt bonds are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the tax exempt bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of tax exempt bonds may not be as extensive as that made available by corporations whose securities are publicly traded.

         The ratings of Moody's and S&P represent their opinions and are not absolute standards of quality. Tax exempt bonds with the same maturity, interest rate and rating may have different yields while tax exempt bonds of the same maturity and interest rate with different ratings may have the same yield.


         Although the yield of a tax-exempt Fund generally will be lower than that of a taxable income Fund, the net after-tax return to investors may be greater. The table below illustrates what tax-free investing can mean. It shows what you must earn from a taxable investment to equal a tax-free yield ranging from 4% to 8%, under current federal tax rates. You can see that as your tax rate goes up, so do the benefits of tax-free income. For example, a married couple with a taxable income of $40,000 filing a joint return would have to earn a taxable yield of 7.06% to equal a tax-free yield of 6.0%. This example and the following table do not take into account the effect of state or local income taxes, if any, or federal income taxes on social security benefits which may arise as a result of receiving tax-exempt income, or the federal alternative minimum tax that may be payable to the extent that Fund dividends are derived from interest on "private activity" bonds (see the section entitled "Income Dividends, Capital Gains Distributions and Tax Status"). Also, a portion of the Fund's distributions may consist of ordinary income or short-term or long-term capital gains and will be taxable to you as such.


                                      TAXABLE EQUIVALENT YIELDS - MUNICIPAL INCOME FUND

TAXABLE INCOME*                             1999
                                           FEDERAL                       IF TAX EXEMPT YIELD IS
SINGLE RETURN ($)      JOINT RETURN ($)    MARGINAL        4.0%         5.0%          6.0%        7.0%         8.0%
                                           TAX RATE**      THEN THE EQUIVALENT TAXABLE YIELD WOULD BE:
--------------------------------------------------------------------------------------------------------------------
    0 - 25,750            0 - 43,050         15.00%        4.71%        5.88%        7.06%        8.24%        9.41%
  25,751 - 62,450      43,051 - 104,050      28.00%        5.56%        6.94%        8.33%        9.72%       11.11%
 62,451 - 130,250     104,051 - 158,550      31.00%        5.80%        7.25%        8.70%       10.14%       11.59%
 130,251 - 283,150    158,551 - 283,150      36.00%        6.25%        7.81%        9.38%       10.94%       12.50%
 283,151 and over      283,151 and over      39.60%        6.62%        8.28%        9.93%       11.59%       13.25%


 * This amount represents taxable income as defined in the Internal Revenue Code of 1986, as amended (the "Code").
** These rates do not reflect any potential state income tax.

         Obligations of issuers of tax exempt bonds are subject to the provisions of bankruptcy, insolvency and other laws, such as the Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their tax exempt bonds may be materially affected, or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax exempt bonds or certain segments thereof, or materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of the Fund's tax exempt bonds in the same manner.

         From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on debt obligations issued by states and their political subdivisions and similar proposals may well be introduced in the future. If such a proposal were enacted, the availability of tax exempt securities for investment by the Fund and the value of the Fund's portfolio could be materially affected, in which event the Fund would reevaluate its investment objective and policies and consider changes in the structure of the Fund or dissolution.

         All debt securities, including tax exempt bonds, are subject to credit and market risk. Generally, for any given change in the level of interest rates, prices for longer maturity issues tend to fluctuate more than prices for shorter maturity issues. The ability of the Fund to invest in securities other than tax exempt bonds is limited by a requirement of the Code that at least 50% of the Fund's total assets be invested in tax exempt bonds at the end of each calendar quarter.


State Tax Exempt Securities Certain Funds may invest in "State Tax Exempt Securities" which term refers to debt securities the interest from which is, in the opinion of bond counsel, exempt from federal income tax and State personal income taxes and, in the case of the New York Fund, New York City income taxes, (other than the possible incidence of any alternative minimum taxes). State Tax Exempt Securities consist primarily of bonds of the Fund's named state their political subdivisions (for example, counties, cities, towns, villages and school districts) and authorities issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which certain State Tax Exempt Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses, or obtaining funds to lend to public or private institutions for the construction of facilities such as educational, hospital and housing facilities. In addition, certain types of industrial development bonds and private activity bonds have been or may be issued by public authorities or on behalf of state or local governmental units to finance privately operated housing facilities, sports facilities, convention or trade facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Other types of industrial development and private activity bonds are used to finance the construction, equipment, repair or improvement of privately operated industrial or commercial facilities. Industrial development bonds and private activity bonds are included within the term "State Tax Exempt Securities" if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax and State personal income taxes (other than the possible incidence of any alternative minimum taxes). The Fund may invest more than 25% of the value of its total assets in such bonds, but not more than 25% in bonds backed by non-governmental users in any one industry (see "Investment Restrictions" in Part I of this Statement). However, as described in the Fund's Prospectus, the income from certain private activity bonds is an item of tax preference for purposes of the federal alternative minimum tax, and it is a fundamental policy of the Fund that distributions from interest income on such private activity bonds, together with distributions of interest income on investments other than State Tax Exempt Securities, will normally not exceed 10% of the total amount of the Fund's income distributions.


         In addition, the term "State Tax Exempt Securities" includes debt obligations issued by other governmental entities (for example, U. S. territories) if such debt obligations generate interest income which is exempt from federal income tax and State personal income taxes (other than any alternative minimum taxes).

         There are, of course, variations in the quality of State Tax Exempt Securities, both within a particular classification and between classifications, depending on numerous factors (see Appendix A).

         The yields on State Tax Exempt Securities are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the State Tax Exempt Securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's and Standard and Poor's represent their opinions as to the quality of the State Tax Exempt Securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, State Tax Exempt Securities with the same maturity, interest rate and rating may have different yields while State Tax Exempt Securities of the same maturity and interest rates with different ratings may have the same yield. Subsequent to its purchase by the Fund, an issue of State Tax Exempt Securities or other investments may cease to be rated or the rating may be reduced below the minimum rating required for purchase by the Fund. Neither event will require the elimination of an investment from the Fund's portfolio, but the Fund's subadviser will consider such an event as part of its normal, ongoing review of all the Fund's portfolio securities.

         Although the yield of a tax exempt Fund generally will be lower than that of a taxable income Fund, the net after-tax return to investors may be greater. The tables below illustrate what tax-free investing can mean for you. It does not take into account the effect of income taxes on social security benefits which may arise as a result of receiving tax-exempt income, or any alternative minimum tax. Also, a portion of the Funds' distributions may consist of ordinary income, short-term capital gain or long-term capital gain and will be taxable to you as such. The tables show, for different assumed levels of taxable income and marginal tax rates, the equivalent taxable yield that would be required to achieve certain levels of tax exempt yield. Yields shown do not represent actual yields achieved by the Fund and are not intended as a prediction of future yields.

                                            TAX FREE INVESTING

MASSACHUSETTS FUND                          1999
                                        COMBINED MA
TAXABLE INCOME*                             AND        IF TAX EXEMPT YIELD IS
--------------------------------------    FEDERAL      -------------------------------------------------
SINGLE                 JOINT                TAX        4.00%     5.00%      6.00%     7.00%        8.00%
RETURN ($)             RETURN ($)         BRACKET**       THEN THE EQUIVALENT TAXABLE YIELD WOULD BE:
--------------------------------------------------------------------------------------------------------
   0 - 25,750            0 - 43,050         20.06%      5.00%     6.25%      7.51%      8.76%      10.01%
 25,751 - 62,450      43,051 - 104,050      32.28%      5.91%     7.38%      8.86%     10.34%      11.81%
62,451 - 130,250     104,051 - 158,550      35.11%      6.16%     7.71%      9.25%     10.79%      12.33%
130,251 - 283,150    158,551 - 283,150      39.81%      6.65%     8.31%      9.97%     11.63%      13.29%
283,151 and over      283,151 and over      43.19%      7.04%     8.80%     10.56%     12.32%      14.08%

NEW YORK FUND                             1999
                                         COMBINED
                                         FEDERAL,
TAXABLE INCOME*                          STATE AND  IF TAX EXEMPT YIELD IS
---------------------------------------    CITY     --------------------------------------------
SINGLE                  JOINT               TAX      4.00%     5.00%    6.00%    7.00%     8.00%
RETURN ($)              RETURN ($)        BRACKET**  THEN THE EQUIVALENT TAXABLE YIELD WOULD BE:
------------------------------------------------------------------------------------------------
     0 - 8,000          0 - 16,000         20.67%    5.04%     6.30%    7.56%    8.82%     10.08%
  8,001 - 11,000      16,001 - 21,600      21.10%    5.07%     6.34%    7.60%    8.87%     10.14%
                      21,601 - 22,000      21.59%    5.10%     6.38%    7.65%    8.93%     10.20%
  11,001 - 12,000                          21.74%    5.11%     6.39%    7.67%    8.94%     10.22%
  12,001 - 13,000     22,001 - 26,000      22.23%    5.14%     6.43%    7.72%    9.00%     10.29%
  13,001 - 20,000     26,001 - 40,000      22.78%    5.18%     6.48%    7.77%    9.07%     10.36%
  20,001 - 25,000     40,001 - 43,050      23.59%    5.23%     6.54%    7.85%    9.16%     10.47%
  25,001 - 25,750                          23.63%    5.24%     6.55%    7.86%    9.17%     10.48%
                      43,051 - 45,000      35.28%    6.18%     7.73%    9.27%   10.82%     12.36%
  25,751 - 50,000     45,001 - 90,000      35.31%    6.18%     7.73%    9.28%   10.82%     12.37%
  50,001 - 62,450    90,001 - 104,050      35.35%    6.19%     7.73%    9.28%   10.83%     12.37%
 62,451 - 130,250    104,051 - 158,550     38.04%    6.46%     8.07%    9.68%   11.30%     12.91%
 130,251 - 283,150   158,551 - 283,150     42.53%    6.96%     8.70%   10.44%   12.18%     13.92%
 283,151 and over    283,151 and over      45.77%    7.38%     9.22%   11.06%   12.91%     14.75%

CALIFORNIA FUND                            1999
                                          COMBINED
                                          FEDERAL
TAXABLE INCOME*                             AND     IF TAX EXEMPT YIELD IS
---------------------------------------  CALIFORNIA --------------------------------------------
SINGLE                  JOINT             MARGINAL   4.00%     5.00%    6.00%     7.00%    8.00%
RETURN ($)              RETURN ($)       TAX RATE**  THEN THE EQUIVALENT TAXABLE YIELD WOULD BE:
------------------------------------------------------------------------------------------------
       0 -   5,131         0 -  10,262     15.85%    4.75%     5.94%    7.13%     8.32%    9.51%
   5,132 -  12,161    10,263 -  24,322     16.70%    4.80%     6.00%    7.20%     8.40%    9.60%
  12,162 -  19,193    24,323 -  38,386     18.40%    4.90%     6.13%    7.35%     8.58%    9.80%
  19,194 -  25,750    38,387 -  43,050     20.10%    5.01%     6.26%    7.51%     8.76%   10.01%
  25,751 -  26,644    43,051 -  53,288     32.32%    5.91%     7.39%    8.87%    10.34%   11.82%
  26,645 -  33,673    53,289 -  67,346     33.76%    6.04%     7.55%    9.06%    10.57%   12.08%
  33,674 -  62,450    67,347 - 104,050     34.70%    6.13%     7.66%    9.19%    10.72%   12.25%
  62,451 - 130,250   104,051 - 158,550     37.42%    6.39%     7.99%    9.59%    11.19%   12.78%
 130,251 - 283,150   158,551 - 283,150     41.95%    6.89%     8.61%   10.34%    12.06%   13.78%
 283,151 and over    283,151 and over      45.22%    7.30%     9.13%   10.95%    12.78%   14.60%

*  This amount represents taxable income as defined in the Internal Revenue Code and the Massachusetts,
   New York State and City, and California tax law. Note that Massachusetts, New York and California taxable income and federal taxable income may differ due to differences in exemptions, itemized deductions, and other items.
** For federal tax purposes, these combined rates reflect the applicable marginal rates for 1999. These rates include the effect of deducting state (and city for New York Fund) taxes on a federal return.


         These Funds do not currently intend to invest in so-called "moral obligation" bonds, where repayment is backed by a moral commitment of an entity other than the issuer, unless the credit of the issuer itself, without regard to the "moral obligation," meets the investment criteria established for investments by the Fund.

         Securities in which the Fund may invest, including State Tax Exempt Securities, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or the State legislature extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of issuers to meet their obligations for the payment of interest and principal on their State Tax Exempt Securities may be materially affected or that their obligations may be found to be invalid and unenforceable.

         The Fund's named state and certain of its cities and towns and public bodies have from time to time encountered financial difficulties which have adversely affected their respective credit standings and borrowing abilities. Such difficulties could, of course, affect outstanding obligations of such entities, including obligations held by the Fund.

Mortgage-Related Securities Mortgage-related securities, such as GNMA or FNMA certificates, differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if a Fund purchases these assets at a premium, a faster-than-expected prepayment rate will reduce yield to maturity, and a slower-than-expected prepayment rate will have the opposite effect of increasing yield to maturity. If a Fund purchases mortgage-related securities at a discount, faster-than-expected prepayments will increase, and slower-than-expected prepayments will reduce, yield to maturity. Prepayments, and resulting amounts available for reinvestment by the Fund, are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates. Accelerated prepayments on securities purchased at a premium may result in a loss of principal if the premium has not been fully amortized at the time of prepayment. Although these securities will decrease in value as a result of increases in interest rates generally, they are likely to appreciate less than other fixed-income securities when interest rates decline because of the risk of prepayments. In addition, an increase in interest rates would also increase the inherent volatility of the Fund by increasing the average life of the Fund's portfolio securities.

An Adjustable Rate Mortgage security ("ARM"), like a traditional mortgage security, is an interest in a pool of mortgage loans that provides investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. ARMs have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may lag changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods. Because of the resetting of interest rates, ARMs are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.


Asset-backed Securities The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Through the use of trusts and special purpose corporations, assets such as automobile and credit card receivables are being securitized in pass-through structures similar to mortgage pass- through structures or in a pay-through structure similar to a Collateralized Mortgage Obligation structure. Generally the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are pre-paid, the Fund will ordinarily reinvest the prepaid amounts in securities the yields of which reflect interest rates prevailing at the time. Therefore, the Fund's ability to maintain a portfolio which includes high-yielding asset-backed securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities which have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss.

Collateralized Mortgage Obligations ("CMO") A CMO is a security backed by a portfolio of mortgages or mortgage securities held under an indenture. The underlying mortgages or mortgage securities are issued or guaranteed by the U.S. government or an agency or instrumentality thereof. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of CMO held by the Fund would have the same effect as the prepayment of mortgages underlying a mortgage pass-through security. CMOs may be considered derivative securities.

"Stripped" Securities Stripped securities are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. government or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup fully its investments in IOs. The staff of the SEC has indicated that it views stripped mortgage securities as illiquid unless the securities are issued by the U.S. government or its agencies and are backed by fixed-rate mortgages. The Funds intend to abide by the staff's position. Stripped securities may be considered derivative securities.


Zero-coupon Securities; Pay-in-Kind and Step Coupon Zero-coupon securities are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations. Pay-in-kind securities pay dividends or interest in the form of additional securities of the issuer, rather than in cash. These securities are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero-coupon and pay-in-kind securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero-coupon securities having similar maturities and credit quality. In order to satisfy a requirement for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), a Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero-coupon securities. Because the Fund will not on a current basis receive cash payments from the issuer of a zero-coupon security in respect of accrued original issue discount, in some years the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell such securities at such time. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. Market values of these types of securities generally fluctuate in response to changes in interest rates to a greater degree than do conventional interest-paying securities of comparable term and quality. Under many market conditions, investments in such securities may be illiquid, making it difficult for the Fund to dispose of them or determine their current value.


When-Issued Securities; Forward Commitments Certain Funds may enter into agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when a Fund anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When a Fund purchases securities in this manner (i.e., on a when-issued or delayed-delivery basis), it is required to segregate with the Trust's custodian cash or liquid securities eligible for purchase by a Fund in an amount equal to or greater than, on a daily basis, the amount of the Fund's when-issued or delayed-delivery commitments. A Fund will make commitments to purchase on a when-issued or delayed-delivery basis only securities meeting the Fund's investment criteria. The Fund may take delivery of these securities or, if it is deemed advisable as a matter of investment strategy, the Fund may sell these securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, a Fund will meet its obligations from the then available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

Repurchase Agreements Certain Funds may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at relatively low market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the United States government, the obligation of the seller is not guaranteed by the United States government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) inability to enforce rights and the expenses involved in the attempted enforcement.

Convertible Securities Certain Funds may invest in convertible securities, including corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security.


Foreign Securities Investments in foreign securities present risks not typically associated with investments in comparable securities of U.S. issuers.

         Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of a Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because a Fund may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution.

         In addition, although a Fund's income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after a Fund's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

         There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

         Investments in foreign securities may include investments in emerging or developing countries, whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

         Certain Funds may invest in foreign equity securities either by purchasing such securities directly or by purchasing "depository receipts." Depository receipts are instruments issued by a bank that represent an interest in equity securities held by arrangement with the bank. Depository receipts can be either "sponsored" or "unsponsored." Sponsored depository receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depository receipts are arranged without involvement by the issuer of the underlying equity securities. Less information about the issuer of the underlying equity securities may be available in the case of unsponsored depository receipts.

         In addition, certain Funds may invest in securities issued by supranational agencies. Supranational agencies are those agencies whose member nations determine to make capital contributions to support the agencies' activities, and include such entities as the International Bank of Reconstruction and Development (the World Bank), the Asian Development Bank, the European Coal and Steel Community and the Inter-American Development Bank.

         In determining whether to invest in securities of foreign issuers, NEFM or the subadviser of each Fund will consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax law may reduce the Fund's net income available for distribution to shareholders.

Foreign Currency Most foreign securities in the Funds' portfolios will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Similarly, any income on such securities is generally paid to the Fund in foreign currencies. The value of these foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of the Fund's portfolio investments (even if the local market price of the investments is unchanged) and changes in the dollar value of the Fund's income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of the Fund's assets and on the net investment income available for distribution may be favorable or unfavorable.

         A Fund may incur costs in connection with conversions between various currencies. In addition, a Fund may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when the Fund declares and pays a dividend, or between the time when the Fund accrues and pays an operating expense in U.S. dollars.

Foreign Currency Hedging Transactions To protect against a change in the foreign currency exchange rate between the date on which a Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, or to "lock in" the equivalent of a dividend or interest payment in another currency, a Fund might purchase or sell a foreign currency on a spot ( i.e., cash) basis at the prevailing spot rate. If conditions warrant, a Fund may also enter into contracts with banks or broker-dealers to purchase or sell foreign currencies at a future date ("forward contracts"). A Fund will maintain cash or other liquid assets eligible for purchase by the Fund in a segregated account with the custodian in an amount at least equal to the lesser of (i) the difference between the current value of the Fund's liquid holdings that settle in the relevant currency and the Fund's outstanding obligations under currency forward contracts, or (ii) the current amount, if any, that would be required to be paid to enter into an offsetting forward currency contract which would have the effect of closing out the original forward contract. The Fund's use of currency hedging transactions may be limited by tax considerations. The Fund may also purchase or sell foreign currency futures contracts traded on futures exchanges. Foreign currency futures contract transactions involve risks similar to those of other futures transactions. See "Futures, Options and Swap Contracts" below.

Privatizations In a number of countries around the world, governments have undertaken to sell to investors interests in enterprises that the government has historically owned or controlled. These transactions are known as "privatizations" and may in some cases represent opportunities for significant capital appreciation. In some cases, the ability of U.S. investors, such as the Funds, to participate in privatizations may be limited by local law, or the terms of participation may be less advantageous than for local investors. Also, there is no assurance that privatized enterprises will be successful, or that an investment in such an enterprise will retain its value or appreciate in value.

Investments in Other Investment Companies Because of restrictions on direct investment by U.S. entities in certain countries, investing indirectly in such countries (by purchasing shares of another fund that is permitted to invest in such countries) may be the most practical or efficient way for a Fund to invest in such countries. In other cases, where a Fund's subadviser desires to make only a relatively small investment in a particular country, investing through another fund that holds a diversified portfolio in that country may be more effective than investing directly in issuers in that country. As an investor in another investment company, the Fund will indirectly bear its share of the expenses of that investment company. These expenses are in addition to the Fund's own costs of operations. In some cases, investing in an investment company may involve the payment of a premium over the value of the assets held in that investment company's portfolio.

Futures, Options and Swap Contracts


FUTURES CONTRACTS A futures contract is an agreement between two parties to buy and sell a particular commodity (e.g., an interest-bearing security) for a specified price on a specified future date. In the case of futures on an index, the seller and buyer agree to settle in cash, at a future date, based on the difference in value of the contract between the date it is opened and the settlement date. The value of each contract is equal to the value of the index from time to time multiplied by a specified dollar amount. For example, long-term municipal bond index futures trade in contracts equal to $1000 multiplied by the Bond Buyer Municipal Bond Index, and Standard & Poor's 500 Index futures trade in contracts equal to $500 multiplied by the Standard & Poor's 500 Index.


         When a trader, such as a Fund, enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as "initial margin" an amount of cash or short-term high-quality securities (such as U.S. Treasury Bills or high-quality tax exempt bonds acceptable to the broker) equal to approximately 2% to 5% of the delivery or settlement price of the contract (depending on applicable exchange rules). Initial margin is held to secure the performance of the holder of the futures contract. As the value of the contract changes, the value of futures contract positions increases or declines. At the end of each trading day, the amount of such increase and decline is received and paid respectively by and to the holders of these positions. The amount received or paid is known as "variation margin." If the Fund has a long position in a futures contract it will establish a segregated account with the Fund's custodian containing cash or liquid securities eligible for purchase by the Fund equal to the purchase price of the contract (less any margin on deposit). For short positions in futures contracts, the Fund will establish a segregated account with the custodian with cash or liquid securities eligible for purchase by the Fund that, when added to the amounts deposited as margin, equal the market value of the instruments or currency underlying the futures contracts.

         Although futures contracts by their terms require actual delivery and acceptance of securities (or cash in the case of index futures), in most cases the contracts are closed out before settlement. A futures sale is closed by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and with the same delivery date. Similarly, the closing out of a futures purchase is closed by the purchaser selling an offsetting futures contract.

         Gain or loss on a futures position is equal to the net variation margin received or paid over the time the position is held, plus or minus the amount received or paid when the position is closed, minus brokerage commissions.


OPTIONS An option on a futures contract obligates the writer, in return for the premium received, to assume a position in a futures contract (a short position if the option is a call and a long position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option generally will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying contract, the remaining term of the option, supply and demand and interest rates. Options on futures contracts traded in the United States may only be traded on a United States board of trade licensed by the Commodity Futures Trading Commission (the "CFTC").


         An option on a security entitles the holder to receive (in the case of a call option) or to sell (in the case of a put option) a particular security at a specified exercise price. An "American style" option allows exercise of the option at any time during the term of the option. A "European style" option allows an option to be exercised only at the end of its term. Options on securities may be traded on or off a national securities exchange.

         A call option on a futures contract written by a Fund is considered by the Fund to be covered if the Fund owns the security subject to the underlying futures contract or other securities whose values are expected to move in tandem with the values of the securities subject to such futures contract, based on historical price movement volatility relationships. A call option on a security written by the Fund is considered to be covered if the Fund owns a security deliverable under the option. A written call option is also covered if the Fund holds a call on the same futures contract or security as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or liquid securities eligible for purchase by the Fund in a segregated account with its custodian.

         A put option on a futures contract written by a Fund, or a put option on a security written by the Fund, is covered if the Fund maintains cash or liquid securities eligible for purchase by the Fund with a value equal to the exercise price in a segregated account with the Fund's custodian, or else holds a put on the same futures contract (or security, as the case may be) as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

         If the writer of an option wishes to terminate its position, it may effect a closing purchase transaction by buying an option identical to the option previously written. The effect of the purchase is that the writer's position will be canceled. Likewise, the holder of an option may liquidate its position by selling an option identical to the option previously purchased.

         Closing a written call option will permit the Fund to write another call option on the portfolio securities used to cover the closed call option. Closing a written put option will permit the Fund to write another put option secured by the segregated assets used to secure the closed put option. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any futures contract or securities subject to the option to be used for other Fund investments. If the Fund desires to sell particular securities covering a written call option position, it will close out its position or will designate from its portfolio comparable securities to cover the option prior to or concurrent with the sale of the covering securities.

         The Fund will realize a profit from closing out an option if the price of the offsetting position is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from closing out an option transaction if the price of the offsetting option position is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the covering securities, any loss resulting from the closing of a written call option position is expected to be offset in whole or in part by appreciation of such covering securities.

         Since premiums on options having an exercise price close to the value of the underlying securities or futures contracts usually have a time value component (i.e., a value that diminishes as the time within which the option can be exercised grows shorter) an option writer may profit from the lapse of time even though the value of the futures contract (or security in some cases) underlying the option (and of the security deliverable under the futures contract) has not changed. Consequently, profit from option writing may or may not be offset by a decline in the value of securities covering the option. If the profit is not entirely offset, the Fund will have a net gain from the options transaction, and the Fund's total return will be enhanced. Likewise, the profit or loss from writing put options may or may not be offset in whole or in part by changes in the market value of securities acquired by the Fund when the put options are closed.

         As an alternative to purchasing call and put options on index futures, a Fund may purchase or sell call or put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

         Certain Funds may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at a time when, in the case of a call warrant, the exercise price is less than the value of the underlying index, or in the case of a put warrant, the exercise price is less than the value of the underlying index. If the Fund were not to exercise an index warrant prior to its expiration, then the Fund would lose the amount of the purchase price paid by it for the warrant.

         A Fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the Fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although the Fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Fund's ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.

         Certain Funds may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of the portfolio securities, the Fund may buy put options on the foreign currency. If the value of the currency declines, the Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

         Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transactions costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, the Fund could sustain losses on transactions in foreign currency options that would require the Fund to forego a portion or all of the benefits of advantageous changes in those rates.

         Certain Funds may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, the Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of portfolio securities be offset at least in part by the amount of the premium received.

         Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge the increased cost up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss, which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

         All call options written by a Fund on foreign currencies will be "covered." A call option written on a foreign currency by the Fund is "covered" if the Fund owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by the Fund in cash or liquid securities eligible to be purchased by the Fund in a segregated account with the Fund's custodian. For this purpose, a call option is also considered covered if the Fund owns securities denominated in (or which trade principally in markets where settlement occurs in) the same currency, which securities are readily marketable, and the Fund maintains in a segregated account with its custodian cash or liquid securities eligible to be purchased by the Fund in an amount that at all times at least equals the excess of (x) the amount of the Fund's obligation under the call option over (y) the value of such securities.


FUTURES AND OPTIONS ON TAX-EXEMPT BONDS AND BOND INDICES Municipal Income Fund, Massachusetts Fund, New York Fund and California Fund may also purchase and sell interest rate futures contracts and tax-exempt bond index futures contracts and may write and purchase related options. Transactions involving futures and options on futures may help to reduce the volatility of the Fund's net asset value, and the writing of options on futures may yield additional income for the Fund, but these results cannot be assured. Income from options and futures transactions is not tax-exempt.

SWAP CONTRACTS Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies. An index swap is an agreement to make or receive payments based on the different returns that would be achieved if a notional amount were invested in a specified basket of securities (such as the S&P 500) or in some other investment (such as U.S. Treasury securities). The Fund will maintain at all times in a segregated account with its custodian cash or liquid securities eligible to be purchased by the Fund in amounts sufficient to satisfy its obligations under swap contracts.

RISKS The use of futures contracts, options and swap contracts involves risks. One risk arises because of the imperfect correlation between movements in the price of futures contracts and movements in the price of the securities that are the subject of the hedge. A Fund's hedging strategies will not be fully effective unless the Fund can compensate for such imperfect correlation. There is no assurance that the Fund will be able to effect such compensation.


         Options, futures and swap contracts fall into the broad category of financial instruments known as "derivatives" and involve special risks. Use of options, futures or swaps for other than hedging purposes may be considered a speculative activity, involving greater risks than are involved in hedging.

         The correlation between the price movement of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. For example, to the extent that the Municipal Income Fund enters into futures contracts on securities other than tax exempt bonds, the value of such futures may not vary in direct proportion to the value of tax exempt bonds that the Fund owns or intends to acquire, because of an imperfect correlation between the movement of taxable securities and tax exempt bonds. If the price of the futures contract moves more than the price of the hedged security, the relevant Fund would experience either a loss or a gain on the future that is not completely offset by movements in the price of the hedged securities. In an attempt to compensate for imperfect price movement correlations, the Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the price movement volatility of the hedged securities is historically greater than the volatility of the futures contract. Conversely, the Fund may purchase or sell fewer contracts if the volatility of the price of hedged securities is historically less than that of the futures contracts.

         The price of index futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. In addition, trading hours for foreign stock index futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock index future relates. This may result in a disparity between the price of index futures and the value of the relevant index due to the lack of continuous arbitrage between the index futures price and the value of the underlying index. Finally, hedging transactions using stock indices involve the risk that movements in the price of the index may not correlate with price movements of the particular portfolio securities being hedged.

         Price movement correlation also may be distorted by the illiquidity of the futures and options markets and the participation of speculators in such markets. If an insufficient number of contracts are traded, commercial users may not deal in futures contracts or options because they do not want to assume the risk that they may not be able to close out their positions within a reasonable amount of time. In such instances, futures and options market prices may be driven by different forces than those driving the market in the underlying securities, and price spreads between these markets may widen. The participation of speculators in the market enhances its liquidity. Nonetheless, speculators trading spreads between futures markets may create temporary price distortions unrelated to the market in the underlying securities.

         Positions in futures contracts and options on futures contracts may be established or closed out only on an exchange or board of trade. There is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract or at any particular time. The liquidity of markets in futures contracts and options on futures contracts may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures or options price during a single trading day. Once the daily limit has been reached in a contract, no trades may be entered into at a price beyond the limit, which may prevent the liquidation of open futures or options positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. If there is not a liquid market at a particular time, it may not be possible to close a futures or options position at such time, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, if futures or options are used to hedge portfolio securities, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract.

         An exchange-traded option may be closed out only on a national securities or commodities exchange which generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option with the result that the Fund would have to exercise the option in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will be not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities;
(iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation or other clearing organization may not at all times be adequate to handle current trading volume or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         Because the specific procedures for trading foreign stock index futures on futures exchanges are still under development, additional or different margin requirements as well as settlement procedures may be applicable to foreign stock index futures at the time the International Equity Fund purchases foreign stock index futures.

         The successful use of transactions in futures and options depends in part on the ability of a Fund's adviser or subadviser(s) to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent interest rates move in a direction opposite to that anticipated, the Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates move during the period that the Fund holds futures or options positions, the Fund will pay the cost of taking those positions (i.e., brokerage costs). As a result of these factors, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

         Options trading involves price movement correlation risks similar to those inherent in futures trading. Additionally, price movements in options on futures may not correlate with price movements in the futures underlying the options. Like futures, options positions may become less liquid because of adverse economic circumstances. The securities covering written option positions are expected to offset adverse price movements if those options positions cannot be closed out in a timely manner, but there is no assurance that such offset will occur. Also, an option writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.


OVER-THE-COUNTER OPTIONS An over-the-counter option (an option not traded on a national securities exchange) may be closed out only with the other party to the original option transaction. While the Fund will seek to enter into over-the-counter options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, the Fund might have to exercise an over-the-counter option it holds in order to realize any profit thereon and thereby would incur transactions costs on the purchase or sale of the underlying assets. If the Fund cannot close out a covered call option written by it, it will not be able to sell the underlying security until the option expires or is exercised. Furthermore, over-the-counter options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organizations.

         The staff of the Securities and Exchange Commission (the "SEC") has taken the position that over-the-counter options on U.S. Government securities and the assets used as cover for written over-the-counter options on U.S. Government securities should generally be treated as illiquid securities for purposes of the investment restrictions prohibiting the Government Securities Fund from investing more than 15% of its net assets in illiquid securities. However, if a dealer recognized by the Federal Reserve Bank of New York as a "primary dealer" in U.S. Government securities is the other party to an option contract written by the Fund, and the Fund has the absolute right to repurchase the option from the dealer at a formula price established in a contract with the dealer, the SEC staff has agreed that the Fund only needs to treat as illiquid that amount of the "cover" assets equal to the amount at which (i) the formula price exceeds (ii) any amount by which the market value of the securities subject to the options exceeds the exercise price of the option (the amount by which the option is "in-the-money"). Although Back Bay Advisors, L.P. ("Back Bay Advisors"), the Government Securities Fund's subadviser, does not believe that over-the-counter options on U.S. government securities are generally illiquid, the Fund has agreed that pending resolution of this issue it will conduct its operations in conformity with the views of the SEC staff on such matters.


         Back Bay Advisors has established standards for the creditworthiness of the primary dealers with which the Government Securities Fund may enter into over-the-counter option contracts having the formula-price feature referred to above. Those standards, as modified from time to time, are implemented and monitored by Back Bay Advisors. Such contracts will provide that the Fund has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Fund for writing the option, plus the amount, if any, by which the option is "in-the-money." The formula will also include a factor to account for the difference between the price of the securities and the exercise price of the option if the option is written out-of-the-money. Although each agreement will provide that the Fund's repurchase price shall be determined in good faith (and that it shall not exceed the maximum determined pursuant to the formula), the formula price will not necessarily reflect the market value of the option written, and therefore the Fund might pay more to repurchase the option contract than the Fund would pay to close out a similar exchange-traded option.

ECONOMIC EFFECTS AND LIMITATIONS. Income earned by a Fund from its hedging activities will be treated as capital gain and, if not offset by net recognized capital losses incurred by the Fund, will be distributed to shareholders in taxable distributions. Although gain from futures and options transactions may hedge against a decline in the value of the Fund's portfolio securities, that gain, to the extent not offset by losses, will be distributed in light of certain tax considerations and will constitute a distribution of that portion of the value preserved against decline. If the Municipal Income Fund is required to use taxable fixed-income securities as margin, the portion of the Fund's dividends that is taxable to shareholders will be larger than if that Fund is permitted to use tax exempt bonds for that purpose.

         The Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The Fund will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent that the Fund holds positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.


FUTURE DEVELOPMENTS The above discussion relates to the Fund's proposed use of futures contracts, options and options on futures contracts currently available. The relevant markets and related regulations are still in the developing stage. In the event of future regulatory or market developments, the Fund may also use additional types of futures contracts or options and other investment techniques for the purposes set forth above.

Short Sales and Short Sales "Against the Box" A short sale is a transaction in which a party borrows a security and then sells the borrowed security to another party. Certain Funds may engage in short sales if it owns (or has the right to acquire without further consideration) the security it has sold, a practice known as selling short "against the box." The Star Small Cap Fund, however, may engage in short sales that are not against the box (i.e. does not own or have the right to acquire the security sold). A Fund may engage in short sales of securities in order to profit from an anticipated decline in the value of a security or may also engage in short sales to attempt to limit its exposure to a decline in the value of its portfolio securities. In a short sale, the Fund does not deliver from its portfolio the securities sold and does not receive immediately the proceeds from the short sale. Instead, the Fund borrows the securities sold short from a broker-dealer through whom the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. The Fund is then obligated to replace the security borrowed by delivering such security to the broker-dealer. Until the security is replaced, the Fund is required to pay to the lender any accrued interest or dividends paid on the security sold short and may also be required to pay a premium to the broker-dealer. The broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to the broker-dealer the securities sold short. To secure its obligation to deliver to such broker-dealer the securities sold short, the Fund must deposit and continuously maintain in a separate account with the Fund's custodian an equivalent amount of
(a) the securities sold short, (b) securities convertible into or exchangeable for such securities without the payment of additional consideration or (c) cash or certain liquid assets. The Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the Fund receives the proceeds of the sale. The Fund may close out a short position by purchasing, on the open market, and delivering to the broker-dealer an equal amount of the securities sold short, or, if such securities are owned by the Fund, by delivering from its portfolio an equal amount of the securities sold short.


         Short sale transactions involve certain risks. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price. If the price declines during this period, the Fund will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which the Fund may have to pay in connection with such short sale. The Fund will also incur transaction costs in connection with short sales. Certain provisions of the Code limit tax advantages previously available to the Fund with respect to short sales. Star Small Cap Fund and Star Worldwide Fund currently expect that no more than 25% and 20% of their total assets, respectively, would be involved in short sales.

Illiquid Securities (Rule 144 and Section 4(2) commercial paper) Illiquid securities are those which are not readily resalable, which may include securities whose disposition is restricted by federal securities laws.

         Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933. Certain Funds may also purchase commercial paper issued under Section 4(2) of the Securities Act of 1933. Investing in Rule 144A securities and Section 4(2) commercial paper could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Rule 144A securities and Section 4(2) commercial paper are treated as illiquid, unless a subadviser has determined, under guidelines established by each Trust's Board of Trustees, that the particular issue of Rule 144A securities is liquid. Investment in restricted or other illiquid securities involves the risk that a Fund may be unable to sell such a security at the desired time. Also, a Fund may incur expenses, losses or delays in the process of registering restricted securities prior to resale.



Loans of Portfolio Securities Certain Funds may lend up to 33 1/3% of their total assets (taken at current value) in the form of their portfolio securities to broker-dealers under contracts calling for collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. These Funds will continue to benefit from interest or dividends on the securities loaned and may also receive interest through investment of the cash collateral in short-term liquid investments, which may include shares of money market funds subject to any investment restriction listed in Part I of this Statement. Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so that the securities may be voted by the Fund. The Fund pays various fees in connection with such loans, including shipping fees and reasonable custodian and placement fees approved by the boards of trustees of the Trusts or persons acting pursuant to the direction of the boards.


         These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the other party should default on its obligation and the Fund is delayed in or prevented from recovering the collateral.

Short-Term Trading Certain Funds may, consistent with their investment objectives, engage in portfolio trading in anticipation of, or in response to, changing economic or market conditions and trends. These policies may result in higher turnover rates in the Fund's portfolio, which may produce higher transaction costs and a higher level of taxable capital gains. Portfolio turnover considerations will not limit any subadviser's investment discretion in managing its segment or segments of a Fund's assets.

Money Market Instruments A Fund may seek to minimize risk by investing in money market instruments, which are high-quality, short-term securities. Although changes in interest rates can change the market value of a security, a Fund expects those changes to be minimal and that the Fund will be able to maintain the net asset value of its shares at $1.00, although this value cannot be guaranteed.

         Money market obligations of foreign banks or of foreign branches or subsidiaries of U.S. banks may be subject to different risks than obligations of domestic banks, such as foreign economic, political and legal developments and the fact that different regulatory requirements apply.

Temporary Strategies A Fund has the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders' capital, the adviser may employ a temporary defensive strategy if it determines such a strategy to be warranted. Pursuant to such a defensive strategy a Fund temporarily may hold cash (U. S. dollars, foreign currencies, or multinational currency units) and/or invest up to 100% of its assets in high quality debt securities or money market instruments of U. S. or foreign issuers. It is impossible to predict whether, when or for how long a Fund will employ defensive strategies.

         In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, a Fund may temporarily hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in money instruments. The use of defensive strategies may prevent a Fund from achieving its goal.

--------------------------------------------------------------------------------
                            MANAGEMENT OF THE TRUSTS
--------------------------------------------------------------------------------

The Funds are governed by a Board of Trustees which is responsible for generally overseeing the conduct of Fund business and for protecting the interests of the shareholders. The trustees meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with companies that provide services to the Funds and review the Funds' performance.

Trustees


         Trustees of the Trusts and their ages (in parentheses), addresses and principal occupations during at least the past five years are listed below. Those marked with an asterisk (*) may be deemed to be an "interested person" of the Trusts as defined in the Investment Company Act of 1940 (the "1940 Act").


GRAHAM T. ALLISON, JR.-- Trustee (59); 79 John F. Kennedy Street, Cambridge,
         Massachusetts 02138; Member of the Contract Review and Governance Committee for the Trusts; Douglas Dillon Professor and Director for the Center of Science and International Affairs, John F. Kennedy School of Government; Special Advisor to the United States Secretary of Defense; formerly, Assistant Secretary of Defense; formerly, Dean, John F. Kennedy School of Government.

DANIEL M. CAIN -- Trustee (54); 452 Fifth Avenue, New York, New York 10018;
         Member of the Audit and Transfer Agent and Shareholder Services Committee for the Trusts; President and CEO, Cain Brothers & Company, Incorporated (investment banking); Trustee, Universal Health Realty Income Trust (NYSE); Norman Rockwell Museum; Sharon Health Corporation and National Committee for Quality Healthcare (all not-for-profit organizations);

KENNETH J. COWAN -- Trustee (67); One Beach Drive, S.E. #2103, St. Petersburg,
         Florida 33701; Member of the Contract Review and Governance Committee for the Trusts; Retired; Director, A Young Woman's Residence; formerly, Senior Vice President-Finance and Chief Financial Officer, Blue Cross of Massachusetts, Inc. and Blue Shield of Massachusetts, Inc.; formerly, Director, Neworld Bank for Savings and Neworld Bancorp.

RICHARD DARMAN -- Trustee (55); 1001 Pennsylvania Avenue, N.W., Washington, D.C.
         20004; Member of the Contract Review and Governance Committee for the Trusts; Partner, The Carlyle Group (investments); Public Service Professor, Harvard Graduate School of Government; Trustee, Council for Excellence in Government (not for profit); Director, Frontier Ventures (personal investment); Director, Telcom Ventures (telecommunications); Director, Genesis Cable (cable communications); Director, Prime Communications (cable communications); Director, Neptune Communications (undersea cable systems); formerly, Director of the U.S. Office of Management and Budget and a member of President Bush's Cabinet; formerly, Managing Director, Shearson Lehman Brothers (Investments);

SANDRA O. MOOSE -- Trustee (57); Exchange Place, Boston, Massachusetts 02109;
         Member of the Audit and Transfer Agent and Shareholder Services Committee for the Trusts; Senior Vice President and Director, The Boston Consulting Group, Inc. (management consulting); Director, GTE Corporation (communications services); Director, Rohm and Haas Company (specialty chemicals).

JOHN A. SHANE -- Trustee (66); 200 Unicorn Park Drive, Woburn, Massachusetts
         01801; Member of the Audit and Transfer Agent and Shareholder Services Committee for the Trusts; President, Palmer Service Corporation (venture capital organization); General Partner, Palmer Partners L.P.; Director, Abt Associates, Inc. (consulting firm); Director, Arch Communications Group, Inc. (paging service); Director, Dowden Publishing Company, Inc. (publisher of medical magazines); Director, Eastern Bank Corporation; Director, Gensym Corporation (developer of expert system software); Director, Overland Data, Inc. (manufacturer of computer tape drives); Director, United Asset Management Corporation (holding company for institutional money management firms).

*PETER S. VOSS -- Chairman of the Board, Chief Executive Officer and Trustee
         (52); President and Chief Executive Officer, Nvest, L.P. and Nvest Companies, L.P. ("Nvest Companies"); Chairman of the Board and Director, President and Chief Executive Officer, Nvest Corporation; Director, Nvest Services Company; Chairman of the Board and Director, NEF Corporation; Chairman of the Board and Director, BBAI; formerly, Director, New England Financial.

PENDLETON P. WHITE -- Trustee (68); 6 Breckenridge Lane, Savannah, Georgia
        31411; Member of the Contract Review and Governance Committee for the Trusts; Retired; formerly, President and Chairman of the Executive Committee, Studwell Associates (executive search consultants); formerly, Trustee, The Faulkner Corporation (community hospital corporation).

 The Contract Review and Governance Committee of the New England Funds is comprised solely of disinterested Trustees and considers matters relating to advisory, subadvisory and distribution arrangements, potential conflicts of interest between the adviser or subadviser and the Funds, and governance matters relating to the Funds.


The Audit and Transfer Agent and Shareholders Services Committee of the New England Funds is comprised solely of disinterested trustees and considers matters relating to the scope and results of the Funds' audits and serves a forum in which the independent accountants can raise any issues or problems identified in the audit with the Board of Trustees. This Committee also reviews and monitors compliance with stated investment objectives and polices, SEC and IRS regulations as well as operational issues relating to the transfer agent.


Officers

         Officers of the Trusts, in addition to Mr. Voss, and their ages (in parentheses) and principal occupations during at least the past five years are listed below.

BRUCE R. SPECA -- President (43);  Director and Executive Vice President, NEF
         Corporation; Managing Director, President and Chief Executive Officer, New England Funds, L.P.; Managing Director, President and Chief Executive Officer, NEFM;.

THOMAS P. CUNNINGHAM -- Treasurer (53);  Senior Vice President, Nvest Services
         Company; Senior Vice President, NEFM; formerly, Vice President, Allmerica Financial Life Insurance and Annuity Company; formerly, Treasurer, Allmerica Investment Trust; formerly, Vice President, First Data Investor Services Group.

JOHN E. PELLETIER -- Secretary and Clerk (34); Senior Vice President, General
         Counsel, Secretary and Clerk, NEF Corporation; Senior Vice President, General Counsel, Secretary and Clerk, New England Funds, L.P.; Senior Vice President, General Counsel, Secretary and Clerk, NEFM; Executive Vice President and General Counsel, Nvest Services Company; formerly, Senior Vice President and General Counsel, Funds Distributor, Inc. (mutual funds service company); formerly, Counsel, The Boston Company Advisors, Inc.; formerly, Associate, Ropes & Gray (law firm).

         Each person listed above holds the same position(s) with all three Trusts. Previous positions during the past five years with New England Financial or Metropolitan Life Insurance Company ("MetLife"), New England Funds, L.P. or NEFM are omitted, if not materially different from a trustee's or officer's current position with such entity. As indicated below under "Trustee Fees," each of the Trusts' trustees is also a trustee of certain other investment companies for which New England Funds. L.P. acts as principal underwriter. Except as indicated above, the address of each trustee and officer of the Trusts is 399 Boylston Street, Boston, Massachusetts 02116.

Trustee Fees

         The Trusts pay no compensation to their officers or to their trustees who are interested persons thereof.


         Each trustee who is not an interested person of the Trusts receives, in the aggregate for serving on the Board of Trustees of the Trusts and New England Cash Management Trust and New England Tax Exempt Money Market Trust (all five trusts collectively, the "New England Funds Trusts"), comprising as of May 1, 1999 a total of 27 mutual fund portfolios, a retainer fee at the annual rate of $40,000 and meeting attendance fees of $3,500 for each meeting of the Board of Trustees that he or she attends. Each committee member receives an additional retainer fee at the annual rate of $6,000. Furthermore, each committee chairman receives an additional retainer fee (beyond the $6,000 fee) at the annual rate of $4,000. These fees are allocated among the mutual fund portfolios in the New England Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each Fund.


         During the fiscal year ended December 31, 1998, the trustees of the Trusts received the amounts set forth in the following table for serving as a trustee of the Trusts and for also serving as trustees of the other New England Funds Trusts.

                                                                                   Pension or
                              Aggregate         Aggregate         Aggregate        Retirement                         Total
                            Compensation      Compensation       Compensation       Benefits        Estimated      Compensation
                                from              from             from New        Accrued as        Annual        from the New
                             New England       New England      England Funds     Part of Fund      Benefits      England Funds
                            Funds Trust I    Funds Trust II       Trust III         Expenses          Upon            Trusts
     Name of Trustee           in 1998           in 1998           in 1998           in 1998       Retirement        in 1998
     ---------------           -------           -------           -------           -------       ----------        -------

Graham T. Allison, Jr.        $40,637           $11,555             $1,195              $0             $0             $60,000
Daniel M. Cain                $43,528           $12,186             $1,219              $0             $0             $64,000
Kenneth J. Cowan              $43,528           $12,186             $1,219              $0             $0             $64,000
Richard Darman                $40,637           $11,555             $1,195              $0             $0             $60,000
Sandra O. Moose               $40,637           $11,555             $1,195              $0             $0             $60,000
John A. Shane                 $40,637           $11,555             $1,195              $0             $0             $60,000
Pendleton P. White            $38,811           $10,490             $  891              $0             $0             $56,500


         The Funds provide no pension or retirement benefits to trustees, but have adopted a deferred payment arrangement under which each trustee may elect not to receive fees from the Funds on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have been if they had been invested in each Fund on the normal payment date for such fees. As a result of this method of calculating the deferred payments, each Fund, upon making the deferred payments, will be in the same financial position as if the fees had been paid on the normal payment dates.

        At April 9, 1999, the officers and trustees of the Trusts as a group owned less than 1% of the outstanding shares of each Fund.

Advisory and Subadvisory Agreements

         Each Fund's advisory agreement between the Fund and NEFM (between the Fund and Capital Growth Management Limited Partnership ("CGM"), in the case of Growth Fund) provides that the adviser (NEFM or CGM) will furnish or pay the expenses of the applicable Fund for office space, facilities and equipment, services of executive and other personnel of the Trust and certain administrative services. NEFM is responsible for obtaining and evaluating such economic, statistical and financial data and information and performing such additional research as is necessary to manage each Fund's assets in accordance with its investment objectives and policies.

         Each Fund pays all expenses not borne by its adviser or subadviser(s) including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trusts' independent trustees, 12b-1 fees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of trustees who are not directors, officers or employees of the Fund's adviser, subadviser(s) or their affiliates, other than affiliated registered investment companies. In the case of Funds with Class Y shares, certain expenses may be allocated differently between the Fund's Class A, Class B and Class C shares, on the one hand, and Class Y shares on the other hand. Each Fund (except Growth Fund) also pays NEFM for certain legal and accounting services provided to the Fund by NEFM.

         Each Fund's advisory agreement and (except in the case of Growth Fund) each Fund's subadvisory agreement between NEFM and the subadviser that manages the Fund (or, in the case of Star Advisers Fund, Star Worldwide Fund and Star Small Cap Fund, each subadvisory agreement between NEFM and the subadviser that manages a segment or segments of the Fund's portfolio) provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees of the relevant Trust or by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the trustees who are not "interested persons" of the relevant Trust, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Each Fund has received an exemptive order from the Securities and Exchange Commission which permits NEFM to amend or continue existing subadvisory agreements when approved by the Fund's Board of Trustees, without shareholder approval. The exemption also permits NEFM to enter into new subadvisory agreements with subadvisers that are not affiliated with NEFM, if approved by the Fund's Board of Trustees. Shareholders will be notified of any subadviser changes. Each advisory and subadvisory agreement may be terminated without penalty by vote of the Board of Trustees of the relevant Trust or by vote of a majority of the outstanding voting securities of the relevant Fund, upon 60 days' written notice, or by the Fund's adviser upon 90 days' written notice, and each terminates automatically in the event of its assignment. Each subadvisory agreement also may be terminated by the subadviser upon 90 days' notice and automatically terminates upon termination of the related advisory agreement. In addition, each advisory agreement will automatically terminate if the Trust or the Fund shall at any time be required by New England Funds. L.P. to eliminate all reference to the words "New England" or the letters "NEFM" in the name of the relevant Trust or the relevant Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the relevant Fund and by a majority of the trustees who are not interested persons of the relevant Trust or the Fund's adviser or subadviser.

         Each advisory and subadvisory agreement provides that the adviser or subadviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         NEFM, formed in 1995, is a limited partnership whose sole general partner, NEF Corporation, is a wholly-owned subsidiary of Nvest Holdings, L.P. ("Nvest Holdings"), which in turn is a wholly-owned subsidiary of Nvest Companies. NEF Corporation is also the sole general partner of New England Funds, L.P. (the "Distributor") and the sole shareholder of Nvest Services Company, the transfer and dividend disbursing agent of the Funds. Nvest Companies owns the entire limited partnership interest in each of NEFM and New England Funds, L.P. Nvest Services Company has subcontracted certain of its obligations as the transfer and dividend disbursing agent of the Funds to State Street Bank and Trust Company (see "Custodial Arrangements".) Nvest Services Company, Inc. will also do business as Nvest Services Company, Nvest Services Co. and New England Funds Service Company.


         Nvest Companies' managing general partner, Nvest Corporation, is a wholly-owned subsidiary of MetLife New England Holdings, Inc., which in turn is a wholly-owned subsidiary of MetLife, a mutual life insurance company. MetLife owns approximately 46% (and in the aggregate, directly and indirectly, approximately 47%) of the outstanding limited partnership interests in Nvest Companies. Nvest Companies' advising general partner, Nvest, L.P., is a publicly-traded company listed on the New York Stock Exchange. Nvest Corporation is the sole general partner of Nvest, L.P.. The fourteen principal subsidiary or affiliated asset management firms of Nvest Companies, collectively, have more than $135 billion of assets under management or administration as of December 31, 1998.

         Back Bay Advisors, formed in 1986, is a limited partnership whose sole general partner, BBAI, is a wholly-owned subsidiary of Nvest Holdings. Nvest Companies owns the entire limited partnership interest in Back Bay Advisors. Back Bay Advisors specializes in fixed-income management and provides investment management services to institutional clients, including other registered investment companies and accounts of New England Financial and its affiliates.

         Loomis, Sayles & Company, L.P. ("Loomis Sayles") was organized in 1926 and is one of the oldest and largest investment management firms in the country. An important feature of the Loomis Sayles investment approach is its emphasis on investment research. Recommendations and reports of the Loomis Sayles research department are circulated throughout the Loomis Sayles organization and are available to the individuals in the Loomis Sayles organization who are responsible for making investment decisions for the Funds' portfolios as well as numerous other institutional and individual clients to which Loomis Sayles provides investment advice. These clients include some accounts of New England Financial and MetLife and their affiliates. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Incorporated, is a wholly-owned subsidiary of Nvest Holdings. Nvest Companies owns the entire limited partnership interest in Loomis Sayles.


         CGM is a limited partnership whose sole general partner, Kenbob, Inc., is a corporation owned in equal shares by Robert L. Kemp and G. Kenneth Heebner. Nvest Companies owns a majority limited partnership interest in CGM. Prior to March 1, 1990, Growth Fund was managed by Loomis Sayles' Capital Growth Management Division. On March 1, 1990, Loomis Sayles reorganized its Capital Growth Management Division into CGM. In addition to advising the Growth Fund, CGM acts as investment adviser of CGM Capital Development Fund, CGM Trust, New England Zenith Fund's Capital Growth Series and New England Variable Annuity Fund I. CGM also provides investment advice to other mutual funds and other institutional and individual clients.

         Westpeak Investment Advisors, L.P. ("Westpeak"), organized in 1991, provides investment management services to institutional clients, including accounts of New England Financial and its affiliates. Westpeak is a limited partnership whose sole general partner, Westpeak Investment Advisors, Inc., is a wholly-owned subsidiary of Nvest Holdings. Nvest Companies owns the entire limited partnership interest in Westpeak.

         Founders Asset Management LLC ("Founders") serves as an investment adviser to the Founders mutual funds as well as to other mutual funds and private accounts. Founders is a 90% owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation ("MBC"), a publicly owned multibank holding company. MBC provides a comprehensive range of financial products and services in domestic and selected international markets. Founders is the successor to Founders Asset Management, Inc., which was organized in 1938.

         Janus Capital Corporation ("Janus Capital") serves as investment adviser to the Janus mutual funds and to other mutual funds, individual, charitable, corporate and retirement accounts. Kansas City Southern Industries, Inc. ("KCSI"), a publicly traded holding company, owns approximately 83% of the outstanding voting stock of Janus Capital. Thomas H. Bailey, President and Chairman of the Board of Janus Capital, owns approximately 12% of Janus Capital's voting stock and, by agreement with KCSI, selects a majority of Janus Capital's board.


         Jurika & Voyles, L.P. ("Jurika & Voyles"), founded in 1983, has discretionary management authority for various clients including corporations, pension plans, 401(k) plans, profit sharing plans, trusts and estates, foundations and charities, mutual funds and individuals.


         Harris Associates L.P. ("Harris") was organized in 1995 to succeed to the business of a predecessor limited partnership also named Harris Associates L.P., which together with its predecessor had advised and managed mutual funds since 1970. Harris is a limited partnership whose sole general partner is Harris Associates Inc., a wholly-owned subsidiary of Nvest Holdings. Nvest Companies owns the entire limited partnership interest in Harris Associates. Harris also serves as investment adviser to individuals, trusts, retirement plans, endowments and foundations, and manages numerous private partnerships.

         Montgomery Asset Management, LLC ("Montgomery"), a Delaware limited liability company, was formed in 1997 as an investment adviser. Montgomery is the successor to Montgomery Asset Management, L.P., a California limited partnership formed in 1990. Montgomery is a wholly-owned subsidiary of Commerzbank AG, a German commercial bank.


         RS Investment Management, L.P. ("RS Investment Management") was formed in 1993 and provides investment advisory services to both private and public investment funds (formerly, Robertson, Stephens & Company Investment Management, L.P.). On February 26, 1999, Roberston Stephens Investment Management Co. LLC purchased Robertson Stephens Investment Management Co. Inc. and its subsidiary, RS Investment Management from BankAmerica Corporation. The Trustees of New England Funds Trust I approved the continuation of the Fund's management with RS Investment Management following consummation of the transaction.


         Certain officers and employees of Back Bay Advisors have responsibility for portfolio management of other advisory accounts and clients (including other registered investment companies and accounts of affiliates of Back Bay Advisors) that may invest in securities in which the Funds may invest. Where Back Bay Advisors determines that an investment purchase or sale opportunity is appropriate and desirable for more than one advisory account, purchase and sale orders may be executed separately or may be combined and, to the extent practicable, allocated by Back Bay Advisors to the participating accounts. Where advisory accounts have competing interests in a limited investment opportunity, Back Bay Advisors will allocate an investment purchase opportunity based on the relative time the competing accounts have had funds available for investment, and the relative amounts of available funds, and will allocate an investment sale opportunity based on relative cash requirements and the time the competing accounts have had investments available for sale. It is Back Bay Advisors' policy to allocate, to the extent practicable, investment opportunities to each client over a period of time on a fair and equitable basis relative to its other clients. It is believed that the ability of the Funds for which Back Bay Advisors acts as subadviser to participate in larger volume transactions in this manner will in some cases produce better executions for the Funds. However, in some cases, this procedure could have a detrimental effect on the price and amount of a security available to a Fund or the price at which a security may be sold. The Trusts' trustees are of the view that the benefits of retaining Back Bay Advisors as investment manager outweigh the disadvantages, if any, that might result from participating in such transactions.


         Certain officers of Loomis Sayles have responsibility for the management of other client portfolios. The Pasadena office of Loomis Sayles makes the investment decisions for the Value and Balanced Funds, the Detroit office of Loomis Sayles makes the investment decisions for the segments of the Star Advisers and Star Small Cap Funds' portfolios that are managed by Loomis Sayles, the Boston office of Loomis Sayles makes the investment decisions for Strategic Income Fund and International Equity Fund and the New York office of Loomis Sayles makes the investment decisions for High Income Fund and Equity Income Fund. These offices make investment decisions for the relevant Fund independently of one another. The other investment companies and clients served by Loomis Sayles sometimes invest in securities in which Value, Balanced, Star Advisers, Star Small Cap, High Income, Strategic Income, Equity Income and International Equity Funds also invest. If one of these Funds and such other clients advised by the same office of Loomis Sayles desire to buy or sell the same portfolio securities at about the same time, purchases and sales will be allocated, to the extent practicable, on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities which each of the Funds purchases or sells. In other cases, however, it is believed that these practices may benefit the relevant Fund. It is the opinion of the Trusts' trustees that the desirability of retaining Loomis Sayles as subadviser for Strategic Income, Value, Balanced, Star Advisers, Star Small Cap, High Income, Equity Income and International Equity Funds outweighs the disadvantages, if any, which might result from these practices.


         The segments of Star Advisers Fund and Star Worldwide Fund managed by Founders and one or more of the other mutual funds or clients to which Founders serves as investment adviser may own the same securities from time to time. If purchases or sales of securities for the segments of the Funds advised by Founders and other funds or clients advised by Founders arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all by Founders. To the extent that transactions on behalf of more than one client during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on the price and amount of the security being purchased or sold for the Funds. However, the ability of the Funds to participate in volume transactions may possibly produce better executions for the Funds in some cases. It is the opinion of the trustees of the Trusts that the desirability of retaining Founders as a subadviser to Star Advisers Fund and Star Worldwide Fund outweighs the disadvantages, if any, which might result from these procedures.

         Janus Capital performs investment advisory services for other mutual funds, individual, charitable, corporate and retirement accounts, as well as for its segments of the portfolios of Star Advisers Fund and Star Worldwide Fund. Although the overall investment objectives of the Funds may differ from the objectives of the other investment accounts and other funds served by Janus Capital, there may be securities that are suitable for the portfolio of the Funds as well as for one or more of the other funds or the other investment accounts. Therefore, purchases and sales of the same investment securities may be recommended for the Funds and for one or more of the other funds or other investment accounts. To the extent that the Funds and one or more of the other funds or other investment accounts seek to acquire or sell the same security at the same time, either the price obtained by the Funds or the amount of securities that may be purchased or sold by the Funds at one time may be adversely affected. In such cases, the purchase and sale transactions are allocated among the Funds, the other funds and the other investment accounts in a manner believed by the management of Janus Capital to be equitable to each. It is the opinion of the trustees of the Trusts that the desirability of retaining Janus Capital as a subadviser to Star Advisers Fund and Star Worldwide Fund outweighs the disadvantages, if any, which might result from these procedures.


         Certain officers of Westpeak have responsibility for portfolio management for other clients (including affiliates of Westpeak), some of which may invest in securities in which Growth and Income Fund and Capital Growth
Fund also may invest. When the Funds and other clients desire to purchase or sell the same security at or about the same time, the purchase and sale orders are ordinarily placed and confirmed separately but may be combined to the extent practicable and allocated as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is believed that the ability of those clients to participate in larger volume transactions will in some cases produce better executions for the Funds. However, in some cases this procedure could have a detrimental effect on the price and amount of a security available to the Fund or the price at which a security may be sold. It is the opinion of the trustees of the Trusts that the desirability of retaining Westpeak as subadviser for the Funds outweighs the disadvantages, if any, which might result from these practices.


         Certain officers and employees of Jurika & Voyles have responsibility for portfolio management of other advisory accounts and clients (including other registered investment companies and accounts of affiliates of Jurika & Voyles) that may invest in securities in which the Fund may invest. Where Jurika & Voyles determines that an investment purchase or sale opportunity is appropriate and desirable for more than one advisory account, purchase and sale orders may be executed separately or may be combined and, to the extent practicable, allocated by Jurika & Voyles to the participating accounts. Where advisory accounts have competing interests in a limited investment opportunity, Jurika & Voyles will allocate investment opportunities based on numerous considerations, including the time the competing accounts have had funds available for investment, and the relative amounts of available funds, an account's cash requirements and the time the competing accounts have had investments available for sale. It is Jurika & Voyles' policy to allocate, to the extent practicable, investment opportunities to each client over a period of time on a fair and equitable basis relative to its other clients. It is believed that the ability of the Fund to participate in larger volume transactions in this manner will in some cases produce better executions for the Fund. However, in some cases, this procedure could have a detrimental effect on the price and amount of a security available to the Fund or the price at which a security may be sold. The trustees are of the view that the benefits of retaining Jurika & Voyles as investment manager outweigh the disadvantages, if any, that might result from participating in such transactions.


         Certain officers and employees of Harris Associates have responsibility for portfolio management of other advisory accounts and clients (including other registered investment companies and accounts of affiliates of Harris Associates) that may invest in securities in which Star Advisers Fund, Star Worldwide Fund and/or Star Small Cap Fund may invest. Where Harris Associates determines that an investment purchase or sale opportunity is appropriate and desirable for more than one advisory account, purchase and sale orders may be executed separately or may be combined and, to the extent practicable, allocated by Harris Associates to the participating accounts. Where advisory accounts have competing interests in a limited investment opportunity, Harris Associates will allocate investment opportunities based on numerous considerations, including the time the competing accounts have had funds available for investment, the amounts of available funds, an account's cash requirements and the time the competing accounts have had investments available for sale. It is Harris Associates' policy to allocate, to the extent practicable, investment opportunities to each client over a period of time on a fair and equitable basis relative to its other clients. It is believed that the ability of Star Advisers Fund, Star Worldwide Fund and Star Small Cap Fund to participate in larger volume transactions in this manner will in some cases produce better executions for these Funds. However, in some cases, this procedure could have a detrimental effect on the price and amount of a security available to these Funds or the price at which a security may be sold. The trustees of the Trusts are of the view that the benefits of retaining Harris Associates as a subadviser to Star Advisers Fund, Star Worldwide Fund and Star Small Cap Fund outweigh the disadvantages, if any, that might result from participating in such transactions.


         In addition to managing segments of Star Worldwide Fund and Star Small Cap Fund portfolios, Montgomery serves as investment adviser to other mutual funds, pension and profit-sharing plans, and other institutional and private investors. At times, Montgomery may effect purchases and sales of the same investment securities for Star Worldwide Fund and/or Star Small Cap Fund and for one or more other investment accounts. In such cases, it will be the practice of Montgomery to allocate the purchase and sale transactions among the Funds and the accounts in such manner as it deems equitable. In making such allocation, the main factors to be considered are the respective investment objectives of the Funds and the accounts, the relative size of portfolio holdings of the same or comparable securities, the current availability of cash for investment by the Funds and each account, the size of investment commitments generally held by the Funds and each account and the opinions of the persons at Montgomery responsible for selecting investments for the Funds and the accounts. It is the opinion of the trustees of the Trusts that the desirability of retaining Montgomery as a subadviser to Star Worldwide Fund and Star Small Cap Fund outweighs the disadvantages, if any, which might result from these procedures.


         Investment decisions for its segment of Star Small Cap Fund and for other investment advisory clients of RS Investment Management and its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could be bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the same security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in RS Investment Management's opinion is equitable to each and in accordance with the amount being purchased or sold by each client. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. RS Investment management employs staffs of portfolio managers who draw upon a variety of resources for research information. It is the opinion of the trustees of the Trusts that the desirability of retaining RS Investment Management as a subadviser to Star Small Cap Fund outweighs the disadvantages, if any, which could result from these procedures.


         NEFM believes that Star Funds' multi-adviser approach to equity investing -- one that combines the varied styles of the subadvisers in selecting securities for the Funds' portfolios -- offers a different investment opportunity than funds managed by a single adviser using a single style. NEFM believes that assigning portfolio management responsibility for a Fund to several subadvisers, whose varying management styles have resulted in records of success, may increase the likelihood that the Fund may produce superior results for its shareholders, with less variability of return and less risk of persistent under-performance than a fund managed by a single adviser. Of course, past results should not be considered a prediction of future performance, and there is no assurance that a Fund will in fact achieve superior results over any period of time.


         On a daily basis, capital activity will be allocated equally by NEFM among the segments of each Star Fund. However, NEFM may, subject to review of the Trust's Board of Trustees, allocate new investment capital differently among any of the subadvisers. This action may be necessary, if, for example, a subadviser determines that it desires no additional investment capital. Similarly, because each segment of each Fund will perform differently from the other segments of the Fund depending upon the investments it holds and changing market conditions, one segment may be larger or smaller at various times than other segments. For example, as of December 31, 1998, the percentages of Star Advisers Fund's net assets held in the segments of the Fund managed by Harris Associates, Founders, Janus Capital and Loomis Sayles were 20%, 28%, 30% and 22%, respectively. As of December 31, 1998, the percentages of Star Worldwide Fund's net assets held in the segments of the Fund managed by Harris Associates (international segment), Harris Associates (domestic segment), Montgomery, Founders and Janus Capital were 16%, 23%, 12%, 20% and 29%, respectively. As of December 31, 1998, the percentages of the Star Small Cap Fund's net assets held in the segment of the Fund managed by RS Investment Management, Montgomery, Loomis Sayles and Harris Associates were 29%, 22%, 28%, and 21%, respectively.


         Although it reserves the right to do so, subject to the review of the Trust's trustees, NEFM does not intend to reallocate the assets of any Fund among the segments to reduce these differences in size.

         NEFM oversees the portfolio management services provided to the Funds by each of the subadvisers. Subject to the review of the Trust's trustees, NEFM monitors each subadviser to assure that the subadviser is managing its segment of a Fund consistently with the Fund's investment objective and restrictions and applicable laws and guidelines, including, but not limited to, compliance with the diversification requirements set forth in the 1940 Act and Subchapter M of the Code. In addition, NEFM also provides each Fund with administrative services which include, among other things, day-to-day administration of matters related to the Fund's existence, maintenance of its records, preparation of reports and assistance in the preparation of the Fund's registration statement under federal and state laws. NEFM does not, however, determine what investments will be purchased or sold for any segment of any Fund. Because each subadviser will be managing its segment of the portfolio independently from the others, the same security may be held in two different segments of a Fund or may be acquired for one segment of the Fund at a time when the subadviser of another segment deems it appropriate to dispose of the security from that other segment. Similarly, under some market conditions, one or more of the subadvisers may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another subadviser or subadvisers believe continued exposure to the equity markets is appropriate for its or their segment of the Fund. Because each subadviser directs the trading for its own segment of the Fund, and does not aggregate its transactions with those of the other subadvisers, the Fund may incur higher brokerage costs than would be the case if a single adviser or subadviser were managing the entire Fund.

         NEFM may terminate any subadvisory agreement without shareholder approval. In such case, NEFM may either enter into an agreement with another subadviser to manage the segment or will allocate the segment's assets among the other segments of the Fund.

         Distribution Agreements and Rule 12b-1 Plans. Under a separate agreement with each Fund, the Distributor serves as the principal distributor of each class of shares of the Funds. Under these agreements, the Distributor is not obligated to sell a specific number of shares. The Distributor bears the cost of making information about the Funds available through advertising and other means and the cost of printing and mailing Prospectuses to persons other than shareholders. Each Fund pays the cost of registering and qualifying its shares under state and federal securities laws and the distribution of Prospectuses to existing shareholders.

         The Distributor is compensated under each agreement through receipt of the sales charges on Class A shares described below under "Net Asset Value and Public Offering Price" and is paid by the Funds the service and distribution fees described in the Prospectus. The Distributor may, at its discretion, reallow the entire sales charge imposed on the sale of Class A shares of each Fund to investment dealers from time to time. The SEC is of the view that dealers receiving all or substantially all of the sales charge may be deemed underwriters of a Fund's shares.


         Each Fund has adopted Rule 12b-1 plans (the "Plans") for its Class A, Class B and Class C shares which, among other things, permit it to pay the Fund's distributor (currently New England Funds, L.P.) monthly fees out of its net assets. These fees consist of a service fee and a distribution fee. Any such fees that are paid by the distributor to securities dealers are known as trail commissions. Pursuant to Rule 12b-1 under the 1940 Act, each Plan was approved by the shareholders of each Fund, and (together with the related Distribution Agreement) by the Board of Trustees, including a majority of the trustees who are not interested persons of the relevant Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement (the "Independent Trustees").

         Under the Plans, each Fund pays the Distributor a monthly service fee at an annual rate not to exceed 0.25% of the Fund's average daily net assets attributable to the Class A, Class B and Class C shares. In the case of the Class B shares, the Distributor pays investment dealers the first year's service fee at the time of sale, in the amount of up to 0.25% of the amount invested. In the case of the Class C shares, the Distributor retains the first year's service fee of 0.25% assessed against such shares. After the first year for Class A, Class B and Class C shares, the Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund's shares, on a quarterly basis, unless other arrangements are made between the Distributor and the securities dealer, for providing personal services to investors in shares of the Fund and/or the maintenance of shareholder accounts.

         To the extent that the Distributor's reimbursable expenses in any year exceed the maximum amount payable under the relevant Plan for that year, such expenses may be carried forward for reimbursement in future years in which the Plan remains in effect. The amounts of unreimbursed Class A expenses carried over into 1998 from previous plan years for the Stock Funds were as follows:
$563,284 for Capital Growth Fund, $2,041,399 for Balanced Fund, $2,030,882 for Growth Fund, $514,256 for International Equity Fund and $1,651,994 for Value Fund. The Class B and C service fees for all Funds which have such classes of shares, and the Class A service fee for Growth and Income Fund, are payable regardless of the amount of the Distributor's related expenses. The amounts of unreimbursed expenses carried over into 1998 from previous plan years with respect to the Class A shares of the Bond Funds are as follows: $1,583,658 for Government Securities Fund; $2,272,723 for the Limited Term U.S. Government Fund; $1,929,283 for Short Term Corporate Income Fund (formerly Adjustable Rate U.S. Government Fund); $1,919,349 for Bond Income Fund; $0 for Strategic Income Fund; $1,700,600 for Municipal Income Fund and $0 for High Income Fund. The Class B service fees for all Funds, and the Class C service fees for Limited Term U.S. Government Fund, Strategic Income Fund, Bond Income Fund, and High Income Fund are payable regardless of the amount of the Distributor's related expenses.

         Class A shares of Limited Term U.S. Government Fund and Massachusetts Tax Free Income Fund pay a monthly distribution fee at an annual rate not to exceed 0.10% of the Fund's average daily net assets. This fee is payable only to reimburse the Distributor for expenses incurred in connection with the distribution of each Fund's shares, but unreimbursed expenses can be carried forward into future years.

         Each Fund's Class B and Class C shares also pay the Distributor a monthly distribution fee at an annual rate not to exceed 0.75% of the average net assets of the respective Fund's Class B and Class C shares. The Distributor retains the 0.75% distribution fee assessed against both the Class B and Class C shares during the first year of investment. After the first year for Class B shares, the Distributor retains the annual distribution fee as compensation for its services as distributor of such shares. After the first year for Class C shares, the Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund's shares, as distribution fees in connection with the sale of the Fund's shares on a quarterly basis, unless other arrangements are made between the Distributor and the securities dealer.


         Each Plan may be terminated by vote of a majority of the relevant Independent Trustees, or by vote of a majority of the outstanding voting securities of the relevant class of shares of the relevant Fund. Each Plan may be amended by vote of the relevant trustees, including a majority of the relevant Independent Trustees, cast in person at a meeting called for that purpose. Any change in any Plan that would materially increase the fees payable thereunder by the relevant class of shares of the relevant Fund requires approval by vote of the holders of a majority of such shares outstanding. The Trusts' trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. For so long as a Plan is in effect, selection and nomination of those trustees who are not interested persons of the relevant Trust shall be committed to the discretion of such disinterested persons.

         The Distributor has entered into selling agreements with investment dealers, including New England Securities, an affiliate of the Distributor, for the sale of the Funds' shares. The Distributor may at its expense pay an amount not to exceed 0.50% of the amount invested to dealers who have selling agreements with the Distributor. Class Y shares of the Funds may be offered by registered representatives of New England Securities who are also employees of New England Investment Associates, Inc. ("NEIA"), an indirect, wholly-owned subsidiary of Nvest Companies. NEIA may receive compensation from each Fund's adviser or subadviser with respect to sales of Class Y shares.

         The Distribution Agreement for any Fund may be terminated at any time on 60 days' written notice without payment of any penalty by the Distributor or by vote of a majority of the outstanding voting securities of the relevant Fund or by vote of a majority of the relevant Independent Trustees.

         The Distribution Agreements and the Plans will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the relevant Independent Trustees and
(ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose or by a vote of a majority of the outstanding securities of a Fund (or the relevant class, in the case of the Plans).


         With the exception of the Distributor, New England Securities and their direct and indirect parent companies, no interested person of the Trusts or any trustee of the Trusts had any direct or indirect financial interest in the operation of the Plans or any related agreement.


         Benefits to the Funds and their shareholders resulting from the Plans are believed to include (1) enhanced shareholder service, (2) asset retention,
(3) enhanced bargaining position with third party service providers and economies of scale arising from having higher asset levels and (4) portfolio management opportunities arising from having an enhanced positive cash flow.


         The Distributor controls the words "New England" in the names of the Trusts and the Funds and if it should cease to be the principal distributor of the Funds' shares, New England Funds Trust I, New England Funds Trust II, New England Funds Trust III or the affected Fund may be required to change their names and delete these words or letters. The Distributor also acts as principal distributor for New England Cash Management Trust and New England Tax Exempt Money Market Trust.


         The portion of the various fees and expenses for Class A, B, and with respect to certain Funds, C shares that are paid (reallowed) to securities dealers are shown below:

BOND FUNDS

         For Class A shares, the service fee is payable only to reimburse the Distributor for amounts it pays in connection with providing personal services to investors and/or maintaining shareholder accounts. To the extent that the Distributor's reimbursable expenses in any year exceed the maximum amount payable for that year under the relevant service plan, these expenses may be carried forward for reimbursement in future years as long as the plan remains in effect.

------------------------------------------------------------------------------------------------------------------------
ALL FUNDS EXCEPT SHORT TERM CORPORATE INCOME FUND AND LIMITED TERM U.S. GOVERNMENT FUNDS
                        MAXIMUM                 MAXIMUM                   MAXIMUM                  MAXIMUM
                        SALES CHARGE            REALLOWANCE OR            FIRST YEAR               FIRST YEAR
                        PAID BY INVESTORS       COMMISSION                SERVICE FEE              COMPENSATION
INVESTMENT              (% OF OFFERING PRICE)   (% OF OFFERING PRICE)     (% OF NET INVESTMENT)    (% OF OFFERING PRICE)
Less than   $100,000          4.50%                   4.00%                    0.25%                   4.25%
$100,000 - $249,999           3.50%                   3.00%                    0.25%                   3.25%
$250,000 - $499,999           2.50%                   2.15%                    0.25%                   2.40%
$500,000 - $999,999           2.00%                   1.70%                    0.25%                   1.95%

INVESTMENTS OF $1 MILLION
  OR MORE
First $3 million              none                    1.00%(2)                 0.25%                   1.25%
Excess over $3 million (1)    none                    0.50%(2)                 0.25%                   0.75%

INVESTMENTS WITH NO
  SALES CHARGE (3)            none                    0.00%                    0.25%                   0.25%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
SHORT TERM CORPORATE INCOME AND LIMITED TERM U.S. GOVERNMENT FUNDS
Less than   $100,000          3.00%                   2.70%                    0.25%                   2.95%
$100,000 - $249,999           2.50%                   2.15%                    0.25%                   2.40%
$250,000 - $499,999           2.00%                   1.70%                    0.25%                   1.95%
$500,000 - $999,999           1.25%                   1.00%                    0.25%                   1.25%

INVESTMENTS OF $1 MILLION
  OR MORE
First $3 million              none                    1.00%(2)                 0.25%                   1.25%
Excess over $3 million (1)    none                    0.50%(2)                 0.25%                   0.75%

INVESTMENTS WITH NO
  SALES CHARGE (3)            none                    0.00%                    0.25%                   0.25%
------------------------------------------------------------------------------------------------------------------------

(1) For investments by Retirement Plans (Plans under Sections 401(a) or 401(k) of the Internal Revenue Code with investments of $1 million or more that have 100 or more eligible employees), the Distributor may pay a 0.50%
    commission for investments in excess of $3 million and up to $10 million. Those Plans with investments of over $10 million are eligible to purchase Class Y shares of the Funds (except Municipal Income Fund), which are described in a separate prospectus.
(2) These commissions are not payable if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months.
(3) Refers to any investments made by municipalities, financial institutions, trusts and affinity group members as described earlier in the Prospectus under the section entitled "Ways to Reduce or Eliminate Sales Charges."

         The Class B and Class C service fees are payable regardless of the amount of the Distributor's related expenses. The portion of the various fees and expenses for Class B and Class C shares of the Bond Funds that are paid to securities dealers are shown below:


------------------------------------------------------------------------------------------------------------------------
HIGH INCOME, STRATEGIC INCOME, BOND INCOME, MUNICIPAL INCOME AND GOVERNMENT SECURITIES FUNDS
(Class B only for Municipal Income and Government Securities Fund)
------------------------------------------------------------------------------------------------------------------------
                                   MAXIMUM REALLOWANCE              MAXIMUM FIRST YEAR             MAXIMUM FIRST YEAR
                                   OR COMMISSION                    SERVICE FEE                    COMPENSATION
INVESTMENT                         (% OF OFFERING PRICE)            (% OF NET INVESTMENT)          (% OF OFFERING PRICE)
All amounts for Class B                  3.75%                            0.25%                         4.00%
All amounts for Class C                  1.00%                            0.00%                         1.00%
------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------
SHORT TERM CORPORATE INCOME AND LIMITED TERM U.S. GOVERNMENT FUNDS
------------------------------------------------------------------------------------------------------------------------
All amounts for Class B                  2.75%                            0.25%                         3.00%
All amounts for Class C                  1.00%                            0.00%                         1.00%
------------------------------------------------------------------------------------------------------------------------

MASSACHUSETTS TAX FREE INCOME FUND AND TAX FREE INCOME FUND OF NEW YORK

         For Class A shares, the service fee is payable only to reimburse the Distributor for amounts it pays in connection with providing personal services to investors and/or maintaining shareholder accounts. To the extent that the Distributor's reimbursable expenses in any year exceed the maximum amount payable for that year under the relevant service plan, these expenses may be carried forward for reimbursement in future years as long as the plan remains in effect.

-------------------------------------------------------------------------------------------------------------------------------
                            MAXIMUM                  MAXIMUM                    MAXIMUM                   MAXIMUM
                            SALES CHARGE             REALLOWANCE OR             FIRST YEAR                FIRST YEAR
                            PAID BY INVESTORS        COMMISSION                 SERVICE FEE               COMPENSATION
INVESTMENT                  (% OF OFFERING PRICE)    (% OF OFFERING PRICE)      (% OF NET INVESTMENT)     (% OF OFFERING PRICE)
Less than   $50,000                4.25%                   3.75%                      0.25%                     4.00%
$50,000 - $99,999                  4.00%                   3.50%                      0.25%                     3.75%
$100,000 - $249,999                3.50%                   3.00%                      0.25%                     3.25%
$250,000 - $499,999                2.50%                   2.15%                      0.25%                     2.40%
$500,000 - $999,999                2.00%                   1.70%                      0.25%                     1.95%

INVESTMENTS OF $1 MILLION
  OR MORE
First $3 Million                   none                    1.00%(1)                  0.25%                      1.25%
Excess over $3 Million             none                    0.50%(1)                  0.25%                      0.75%

INVESTMENTS WITH NO
  SALES CHARGE(2)                  none                    0.00%                     0.25%                      0.25%
-------------------------------------------------------------------------------------------------------------------------------
(1) These commissions are not payable if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months.
(2) Refers to any investments made by municipalities, financial institutions, trusts and affinity group members as described earlier in the Prospectus under the section entitled "Ways to Reduce or Eliminate Sales Charges."

         The Class B service fees are payable regardless of the amount of the Distributor's related expenses. The portion of the various fees and expenses for Class B shares that are paid to securities dealers are shown below:

-------------------------------------------------------------------------------------------------------------------------
                                  MAXIMUM REALLOWANCE            MAXIMUM FIRST YEAR                MAXIMUM FIRST YEAR
                                  OR COMMISSION                   SERVICE FEE                       COMPENSATION
 INVESTMENT                       (% OF OFFERING PRICE)          (% OF NET INVESTMENT)             (% OF OFFERING PRICE)
All amounts for Class B                 3.75%                          0.25%                             4.00%
-------------------------------------------------------------------------------------------------------------------------

INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA

For Class A shares, the service fee is payable only to reimburse the Distributor for amounts it pays in connection with providing personal services to investors and/or maintaining shareholder accounts. To the extent that the Distributor's reimbursable expenses in any year exceed the maximum amount payable for that year under the relevant service plan, these expenses may be carried forward for reimbursement in future years as long as the plan remains in effect. The portion of the various fees and expenses for Class A shares of the California Fund that are paid to securities dealers are shown below:

-------------------------------------------------------------------------------------------------------------------------------
                            MAXIMUM                  MAXIMUM                    MAXIMUM                   MAXIMUM
                            SALES CHARGE             REALLOWANCE OR             FIRST YEAR                FIRST YEAR
                            PAID BY INVESTORS        COMMISSION                 SERVICE FEE               COMPENSATION
INVESTMENT                  (% OF OFFERING PRICE)    (% OF OFFERING PRICE)      (% OF NET INVESTMENT)     (% OF OFFERING PRICE)
Less than  $100,000                2.50%                   2.15%                      0.25%                     2.40%
$100,000 - $249,999                2.00%                   1.70%                      0.25%                     1.95%
$250,000 - $499,999                1.50%                   1.25%                      0.25%                     1.50%
$500,000 - $999,999                1.25%                   1.00%                      0.25%                     1.25%

INVESTMENTS OF $1 MILLION
  OR MORE
First $3 Million                   none                    1.00%(1)                  0.25%                      1.25%
Excess over $3 Million             none                    0.50%(1)                  0.25%                      0.75%

INVESTMENTS WITH NO
  SALES CHARGE(2)                  none                    0.00%                     0.25%                      0.25%
-------------------------------------------------------------------------------------------------------------------------------
(1) These commissions are not payable if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months.
(2) Refers to any investments made by municipalities, financial institutions, trusts and affinity group members as described earlier in the Prospectus under the section entitled "Ways to Reduce or Eliminate Sales Charges."

         The Class B service fees are payable regardless of the amount of the Distributor's related expenses. The portion of the various fees and expenses for Class B shares of the Fund that are paid to securities dealers are shown below:

-------------------------------------------------------------------------------------------------------------------------
                                  MAXIMUM REALLOWANCE            MAXIMUM FIRST YEAR                MAXIMUM FIRST YEAR
                                  OR COMMISSION                  SERVICE FEE                       COMPENSATION
 INVESTMENT                       (% OF OFFERING PRICE)          (% OF NET INVESTMENT)             (% OF OFFERING PRICE)
All amounts for Class B                 3.75%                          0.25%                             4.00%
-------------------------------------------------------------------------------------------------------------------------


STOCK FUNDS AND STAR FUNDS

         For Class A shares, the service fee is payable only to reimburse the Distributor for amounts it pays in connection with providing personal services to investors and/or maintaining shareholder accounts. To the extent that the Distributor's reimbursable expenses in any year exceed the maximum amount payable for that year under the relevant service plan, these expenses may be carried forward for reimbursement in future years as long as the plan remains in effect.

---------------------------------------------------------------------------------------------------------------------------------
                              MAXIMUM                    MAXIMUM                    MAXIMUM                    MAXIMUM
                              SALES CHARGE               REALLOWANCE OR             FIRST YEAR                 FIRST YEAR
                              PAID BY INVESTORS          COMMISSION                 SERVICE FEE                COMPENSATION
INVESTMENT                    (% OF OFFERING PRICE)      (% OF OFFERING PRICE)      (% OF NET INVESTMENT)      (% OF OFFERING PRICE)
Less than $50,000*                  5.75%                      5.00%                      0.25%                      5.25%
$50,000 - $99,999                   4.50%                      4.00%                      0.25%                      4.25%
$100,000 - $249,999                 3.50%                      3.00%                      0.25%                      3.25%
$250,000 - $499,999                 2.50%                      2.15%                      0.25%                      2.40%
$500,000 - $999,999                 2.00%                      1.70%                      0.25%                      1.95%

INVESTMENTS OF $1 MILLION
  OR MORE
First $3 Million                     none                      1.00%(2)                   0.25%                      1.25%
Excess over $3 Million (1)           none                      0.50%(2)                   0.25%                      0.75%

INVESTMENTS WITH NO
  SALES CHARGE(3)                    none                      0.00%             0.25%                               0.25%

  * (Growth Fund only) For accounts established prior to February 28, 1997 having a total investment value of between
    (and including) $25,000 and $49,000, a reduced sales charge of 5.50% of the offering price (or 5.82% of the net amount invested), with a dealer's concession of 4.25% as a percentage of offering price, will be charged on the sale of additional Class A shares of Growth Fund if the total investment value of Growth Fund account after such sale is between (and including) $25,000 and $49,000.
(1) For investments by Retirement Plans (Plans under Sections 401(a) or 401(k) of the Internal Revenue Code with investments of $1 million or more that have 100 or more eligible employees), the Distributor may pay a 0.50%
    commission for investments in excess of $3 million and up to $10 million. Those Plans with investments of over $10 million are eligible to purchase Class Y shares of the funds, which are described in a separate prospectus.
(2) These commissions are not payable if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months.
(3) Refers to any investments made by municipalities, financial institutions, trusts and affinity group members as described earlier in the Prospectus under the section entitled "Ways to Reduce or Eliminate Sales Charges."

         The Class B and Class C service fees are payable regardless of the amount of the Distributor's related expenses.
The portion of the various fees and expenses for Class B and Class C shares that are paid to securities dealers are shown below:

-------------------------------------------------------------------------------------------------------------
                                  MAXIMUM REALLOWANCE        MAXIMUM FIRST YEAR         MAXIMUM FIRST YEAR
                                  OR COMMISSION              SERVICE FEE                COMPENSATION
 INVESTMENT                       (% OF OFFERING PRICE)      (% OF NET INVESTMENT)      (% OF OFFERING PRICE)
All amounts for Class B                 3.75%                      0.25%                      4.00%
All amounts for Class C                 1.00%                      0.00%                      1.00%
-------------------------------------------------------------------------------------------------------------

ALL FUNDS

         Each Fund receives the net asset value next determined after an order is received on sales of each class of shares. The sales charge is allocated between the investment dealer and the Distributor. The Distributor receives the Contingent Deferred Sales Charge (the "CDSC"). Proceeds from the CDSC on Class A and C shares are paid to the Distributor and are used by the Distributor to defray the expenses for services the Distributor provides the Trusts. Proceeds from the CDSC on Class B shares are paid to the Distributor and are remitted to FEP Capital, L.P. to compensate FEP Capital, L.P. for financing the sale of Class B shares pursuant to certain Class B financing and servicing agreements between the Distributor and FEP Capital, L.P. The Distributor may, at its discretion, pay (reallow) the entire sales charge imposed on the sale of Class A shares to investment dealers from time to time.

         For new amounts invested at net asset value by an eligible governmental authority, the Distributor may, at its expense, pay investment dealers a commission of 0.025% of the average daily net assets of an account at the end of each calendar quarter for up to one year. These commissions are not payable if the purchase represents the reinvestment of redemption proceeds from any other New England Fund or if the account is registered in street name.

         The Distributor may at its expense provide additional concessions to dealers who sell shares of the Funds, including: (i) full reallowance of the sales charge of Class A shares, (ii) additional compensation with respect to the sale of Class A, B and C shares and (iii) financial assistance programs to firms who sell or arrange for the sale of Fund shares including, but not limited to, remuneration for: the firm's internal sales contests and incentive programs, marketing and sales fees, expenses related to advertising or promotional activity and events, and shareholder record keeping or miscellaneous administrative services. Payment for travel, lodging and related expenses may be provided for attendance at New England Funds' seminars and conferences, e.g., due diligence meetings held for training and educational purposes. The payment of these concessions and any other compensation offered will conform with state and federal laws and the rules of any self-regulatory organization, such as the National Association of Securities Dealers, Inc. The participation of such firms in financial assistance programs is at the discretion of the firm.


         During the fiscal years ended December 31, 1996, 1997, and 1998, the Distributor received commissions on the sale of Class A shares of New England Funds Trust I aggregating $10,735,444, $11,172,220, and $8,591,707, respectively, of which $9,418,244, $9,669,150 and $7,375,844, respectively, was reallowed to other securities dealers and the balance retained by the Distributor. During the fiscal years ended December 31, 1996, 1997 and 1998, the Distributor received contingent deferred sales charges ("CDSCs") on the redemption of Class A and Class B shares of New England Funds Trust I aggregating $1,256,009, $2,391,360 and $3,195,287, respectively, of which $1,236,000, $2,286,280 and $3,124,921, respectively, was paid to FEP Capital, L.P. and the balance retained by the Distributor. See "Other Arrangements" for information about amounts received by the Distributor from New England Funds Trust I's investment advisers and subadvisers or the Funds directly for providing certain administrative services relating to New England Funds Trust I.

         During the fiscal years ended December 31, 1996, 1997 and 1998, the Distributor received commissions on the sale of the Class A shares of New England Funds Trust II aggregating $1,674,883, $1,493,346 and $2,348,271, respectively, of which $1,429,970, $1,286,296 and $2,206,752, respectively, was reallowed to other securities dealers and the balance retained by the Distributor. During the fiscal years ended December 31, 1996, 1997 and 1998, the Distributor received CDSCs on the redemption of Class A and Class B shares of New England Funds Trust II aggregating $318,167, $375,973 and $540,167, respectively, of which $313,465, $343,457 and $497,662, respectively, was paid to FEP Capital, L.P. and the balance retained by the Distributor. See "Other Arrangements" for information about amounts received by the Distributor from New England Funds Trust II's investment advisers and subadvisers or the Funds directly for providing certain administrative services relating to New England Funds Trust II.

         During the fiscal years ended December 31, 1996, 1997 and 1998, the Distributor received commissions on the sales of the Class A shares of New England Funds Trust III aggregating $-0-, $262,310 and $561,929, respectively, of which $-0-, $236,902 and $502,693, respectively, was reallowed to other securities dealers and the balance retained by the Distributor. During the fiscal years ended December 31, 1996, 1997 and 1998, the Distributor received CDSCs on the redemption of Class A and Class B shares of New England Funds Trust III aggregating $-0-, $1,953 and $51,773, respectively, of which $-0-, $1,953 and $49,553 respectively, was paid to FEP Capital, L.P. and the balance retained by the Distributor. See "Other Arrangements" for information about amounts received by the Distributor from New England Funds Trust III's investment advisers and subadvisers or the Funds directly for providing certain administrative services relating to New England Funds Trust III.


         Custodial Arrangements. State Street Bank and Trust Company ("State Street Bank"), 225 Franklin Street, Boston, Massachusetts 02110, is the Trusts' custodian. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to each Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to each Fund. Upon instruction, State Street Bank receives and delivers cash and securities of each Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Trusts and calculates the total net asset value, total net income and net asset value per share of each Fund on a daily basis.


         Independent Accountants. The Trusts' independent accountants are PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110. The independent accountants conduct an annual audit of each Trust's financial statements, assist in the preparation of federal and state income tax returns and consult with the Trusts as to matters of accounting and federal and state income taxation. The information concerning financial highlights in the Prospectuses, and financial statements contained in the Funds' annual reports for the year ended December 31, 1997 and incorporated by reference into this Statement, have been so included in reliance on the reports of each Trusts' independent accountants, given on the authority of such firms as experts in auditing and accounting.


Other Arrangements


         Pursuant to a contract between the Funds and Nvest Services Company, Nvest Services Company acts as shareholder servicing and transfer agent for the Funds and is responsible for services in connection with the establishment, maintenance and recording of shareholder accounts, including all related tax and other reporting requirements and the implementation of investment and redemption arrangements offered in connection with the sale of the Funds' shares. The Funds pay an annual per-account fee to Nvest Services Company for these services in the amount of $17.75 for Bullseye Fund, Balanced Fund, Growth Fund, Capital Growth Fund, Value Fund, International Equity Fund, Star Advisers Fund, Star Worldwide Fund, Star Small Cap Fund, Growth and Income Fund and Strategic
Income Fund, and $15.95 for High Income Fund, Massachusetts Fund, Limited Term U.S. Government Fund, Short Term Corporate Income Fund, California Fund, New York Fund, Bond Income Fund, Municipal Income Fund and Government Securities Fund. Nvest Services Company has subcontracted with State Street Bank for it to provide, through its subsidiary, Boston Financial Data Services, Inc. ("BFDS"), transaction processing, mail and other services. For these services, Nvest Services Company pays BFDS a monthly per account fee of $0.95 for California Fund, New York Fund, Bond Income Fund, Municipal Income Fund, Short Term Corporate Income Fund, Government Securities Fund and Strategic Income Fund; $0.87 for Massachusetts Fund, High Income Fund and Limited Term U.S. Government Fund; $0.78 for Bullseye Fund, International Equity Fund, Capital Growth Fund, Balanced Fund, Value Fund, Growth Fund, Star Advisers Fund, Star Worldwide Fund and Star Small Cap Fund; and $0.70 for Growth and Income Fund. Equity Income Fund pays a $250 monthly fee to Nvest Services Company for these services which Nvest Services Company pays in full to State Street Bank for it to provide through BFDS transaction processing and other services.


         In addition, during the fiscal year ended December 31, 1998 Nvest Services Company performed certain accounting and administrative services for the Funds. Each Fund reimbursed Nvest Services Company for all or part of New England Funds' expenses of providing these services which include the following:
(i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund,
(ii) expenses for services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, and (iii) registration, filing and other fees in connection with requirements of regulatory authorities.

         During the fiscal year ended December 31, 1996, NEFM received legal and accounting services fees paid by Growth Fund, Balanced Fund, Value Fund, Bond Income Fund, Municipal Income Fund, Government Securities Fund, International Equity Fund, Capital Growth Fund, Equity Income Fund, Star Advisers Fund and Star Worldwide Fund in the amounts of $173,071, $56,069, $54,574, $44,322,
$40,947, $34,007, $51,077, $36,732, $0, $98,321 and $24,445, respectively.

         During the fiscal year ended December 31, 1997, NEFM received legal and accounting services fees paid by Growth Fund, Balanced Fund, Value Fund, Bond Income Fund, Municipal Income Fund, Government Securities Fund, International Equity Fund, Capital Growth Fund, Equity Income Fund, Star Advisers Fund and Star Worldwide Fund in the amounts of $194,847, $63,400, $66,675, $43,165,
$38,598, $30,213, $32,743, $38,845, $3,543, $129,628 and $43,298.


         During the fiscal year ended December 31, 1998, NEFM received legal and accounting services fees paid by Bullseye Fund, Growth Fund, Balanced Fund, Value Fund, Bond Income Fund, Municipal Income Fund, Government Securities Fund, International Equity Fund, Capital Growth Fund, Equity Income Fund, Star Advisers Fund, Star Worldwide Fund and Star Small Cap Fund in the amounts of $13,737, $298,419, $82,246, $90,930, $60,796, $47,566, $34,398, $28,617,
$50,067, $21,298, $191,247, $58,980 and $35,775.

YEAR 2000 PROBLEM

         The investment management services provided to each Fund by the adviser and each subadviser and the services provided to shareholders by Nvest Services Company, Inc. depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on a Fund's operations, including the handling of securities trades, pricing and account services. The adviser, each subadviser and Nvest Services Company, Inc. have advised each Fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, the Adviser has been advised by the Fund's custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that the adviser, each subadviser, Nvest Services Company, Inc. or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Fund services at that time. In addition, the ability of issuers to make timely payments of interest and principal or to continue their operations or services may be impaired by then adequate preparation of their computer systems for the year 2000. This may adversely affect the market values of securities of specific issuers or of securities generally if the inadequacy of preparation is perceived as wide-spread or as affecting trade markets.


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                      PORTFOLIO TRANSACTIONS AND BROKERAGE
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         All Fixed-Income Funds. In placing orders for the purchase and sale of portfolio securities for each Fund, Back Bay Advisors and Loomis Sayles always seek the best price and execution. Some of each Fund's portfolio transactions are placed with brokers and dealers who provide Back Bay Advisors or Loomis Sayles with supplementary investment and statistical information or furnish market quotations to that Fund, the other Funds or other investment companies advised by Back Bay Advisors or Loomis Sayles. The business would not be so placed if the Funds would not thereby obtain the best price and execution. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce the expenses of Back Bay Advisors or Loomis Sayles. The services may also be used by Back Bay Advisors or Loomis Sayles in connection with their other advisory accounts and in some cases may not be used with respect to the Funds.

         All Equity Funds. In placing orders for the purchase and sale of equity securities, each Fund's adviser or subadviser selects only brokers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates that, when combined with the quality of the foregoing services, will produce best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Each Fund's adviser or subadviser will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account.

         Star Advisers Fund and Star Worldwide Fund (segments advised by Janus Capital). Decisions as to the assignment of portfolio business for the segments of Star Advisers and Star Worldwide Funds' portfolios advised by Janus Capital and negotiation of its commission rates are made by Janus Capital, whose policy is to obtain the "best execution" (prompt and reliable execution at the most favorable securities price) of all portfolio transactions. In placing portfolio transactions for its segments, Janus Capital may agree to pay brokerage commissions for effecting a securities transaction, in an amount higher than another broker or dealer would have charged for effecting that transaction as authorized, under certain circumstances, by the Securities Exchange Act of 1934.

         In selecting brokers and dealers and in negotiating commissions, Janus Capital considers a number of factors, including, but not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the securities being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; and research products or services provided. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. Research may include furnishing advice, either directly or through publications or writing, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials; comparative performance evaluation and technical measurement services and quotation services, and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist Janus Capital in carrying out its responsibilities. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts.

         Janus Capital may use research products and services in servicing other accounts in addition to Star Advisers Fund and Star Worldwide Fund. If Janus Capital determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Janus Capital may allocate the costs of such service or product accordingly. Only that portion of the product or service that Janus Capital determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for Janus Capital.

         Janus Capital may also consider sales of shares of mutual funds advised by Janus Capital by a broker-dealer or the recommendation of a broker-dealer to its customers that they purchase shares of such funds as a factor in the selection of broker-dealers to execute portfolio transactions for Star Advisers Fund and Star Worldwide Fund. In placing portfolio business with such broker-dealers, Janus Capital will seek the best execution of each transaction.

         Star Advisers Fund and Star Worldwide Fund (segments advised by Founders). It is the policy of Founders, in effecting transactions in portfolio securities, to seek the best execution of orders at the most favorable prices. The determination of what may constitute best execution in a securities transaction involves a number of judgmental considerations, including, without limitation, the overall direct net economic result to the segment of the Fund (involving both price paid or received and any commissions and other costs), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions for the segment in the future, and the financial strength and stability of the broker.

         Subject to the policy of seeking best execution of orders at the most favorable prices, Founders may execute transactions with brokerage firms that provide research services and products to Founders. The phrase "research services and products" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, the availability of securities or purchasers or sellers of securities, the furnishing of analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and obtaining products such as third-party publications, computer and electronic access equipment, software programs, and other information and accessories that may assist Founders in furtherance of its investment advisory responsibilities to its advisory clients. Such services and products permit Founders to supplement its own research and analysis activities, and provide it with information from individuals and research staffs of many securities firms. Generally, it is not possible to place a dollar value on the benefits derived from specific research services and products. Founders may receive a benefit from these research services and products which is not passed on, in the form of a direct monetary benefit, to the segment of the Fund. If Founders determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Founders will allocate in good faith the cost of such service or product accordingly. The portion of the product or service that Founders determines will assist it in the investment decision-making process may be paid for with Fund brokerage commissions, i.e. with "soft dollars." The non-research part must be paid for in "hard dollars," i.e. from Founders, own Funds. Any such allocation may create a conflict of interest for Founders.

         Neither the research services nor the amount of brokerage given to a particular broker-dealer are made pursuant to any agreement or commitment with any of the selected broker-dealers that would bind Founders to compensate the selected broker-dealer for research provided. However, Founders maintains an internal allocation procedure to identify those broker-dealers that have provided it with research and endeavors to direct sufficient commissions to them to ensure continued receipt of research Founders believes is useful.

         Research services and products may be useful to Founders in providing investment advice to any of the funds or clients it advises. Likewise, information made available to Founders from brokers effecting securities transactions for such other funds and clients may be utilized on behalf of another fund. Thus, there may be no correlation between the amount of brokerage commissions generated by a particular fund or client and the indirect benefits received by that fund or client.

         Subject to the policy of seeking the best execution of orders at the most favorable prices, sales of shares of the Fund may also be considered as a factor in the selection of brokerage firms to execute portfolio transactions for the segment of the Fund.

         Because selection of executing brokers is not based solely on net commissions, the segment of the Fund advised by Founders may pay an executing broker a commission higher than that which might have been charged by another broker for that transaction. Founders will not knowingly pay higher mark-ups on principal transactions to brokerage firms as consideration for receipt of research services or products. While it is not practicable for Founders to solicit competitive bids for commissions on each portfolio transaction, consideration is regularly given to available information concerning the level of commissions charged in comparable transactions by various brokers. Transactions in over-the-counter securities are normally placed with principal market makers, except in circumstances where, in the opinion of Founders, better prices and execution are available elsewhere.

         All Equity Funds advised by Loomis Sayles. In placing orders for the purchase and sale of securities for Balanced Fund, International Equity Fund, Value Fund, Equity Income Fund and the segments of Star Advisers Fund and Star Small Cap Fund advised by Loomis Sayles, Loomis Sayles follows the same policies as for the other Funds for which it acts as subadviser, except that Loomis Sayles may cause these Funds or segments to pay a broker-dealer that provides brokerage and research services to Loomis Sayles an amount of commission for effecting a securities transaction for the Fund in excess of the amount another broker-dealer would have charged for effecting that transaction. Loomis Sayles must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or Loomis Sayles' overall responsibilities to the Fund and its other clients. Loomis Sayles' authority to cause these Funds or segments to pay such greater commissions is also subject to such policies as the trustees of the Trusts may adopt from time to time.


         Growth and Income Fund and Capital Growth Fund (advised by Westpeak). In placing orders for the purchase and sale of securities, Westpeak always seeks best execution. Westpeak selects only brokers or dealers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce best price and execution. This does not necessarily mean that the lowest available brokerage commission will be paid. Westpeak will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. Westpeak may cause the Fund to pay a broker-dealer that provides brokerage and research services to Westpeak an amount of commission for effecting a securities transaction for the Fund in excess of the amount another broker-dealer would have charged effecting that transaction. Westpeak must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or Westpeak's overall responsibilities to the Fund and its other clients. Westpeak's authority to cause the Fund it manages to pay such greater commissions is also subject to such policies as the trustees of the Trusts may adopt from time to time.


         Bullseye Fund (advised by Jurika & Voyles). In placing orders for the purchase and sale of portfolio securities for the Fund, Jurika & Voyles always seeks best execution, subject to the considerations set forth below. Transactions in unlisted securities are carried out through broker-dealers who make the market for such securities unless, in the judgment of Jurika & Voyles, a more favorable execution can be obtained by carrying out such transactions through other brokers or dealers.

         Jurika & Voyles selects only brokers or dealers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce best execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Jurika & Voyles will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account.

         Receipt of brokerage or research services from brokers may sometimes be a factor in selecting a broker which Jurika & Voyles believes will provide best execution for a transaction. These services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce Jurika & Voyles' expenses. Such services may be used by Jurika & Voyles in servicing other client accounts and in some cases may not be used with respect to the Fund. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best execution, Jurika & Voyles may, however, consider purchases of shares of the Fund by customers of broker-dealers as a factor in the selection of broker-dealers to execute the Fund's securities transactions.

         Jurika & Voyles may cause the Fund to pay a broker-dealer that provides brokerage and research services to Jurika & Voyles an amount of commission for effecting a securities transaction for the Fund in excess of the amount another broker-dealer would have charged for effecting that transaction. Jurika & Voyles must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or Jurika & Voyles' overall responsibilities to the Fund and its other clients. Jurika & Voyles' authority to cause the Fund to pay such greater commissions is also subject to such policies as the trustees of the Trust may adopt from time to time.


         Star Advisers, Star Worldwide and Star Small Cap Funds (segments advised by Harris Associates). In placing orders for the purchase and sale of portfolio securities for the segments of Star Advisers Fund, Star Worldwide Fund and Star Small Cap Fund advised by Harris Associates, Harris Associates always seeks best execution, subject to the considerations set forth below. Transactions in unlisted securities are carried out through broker-dealers who make the market for such securities unless, in the judgment of Harris Associates, a more favorable execution can be obtained by carrying out such transactions through other brokers or dealers. Subject to the above standard, portfolio transactions for each Fund may be executed through Harris Associates Securities L.P., a registered broker-dealer and an affiliate of Harris Associates.

         Harris Associates selects only brokers or dealers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce best execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Harris Associates will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account.

         Receipt of brokerage or research services from brokers may sometimes be a factor in selecting a broker which Harris Associates believes will provide best execution for a transaction. These services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce Harris Associates' expenses. Such services may be used by Harris Associates in servicing other client accounts and in some cases may not be used with respect to the Funds. Consistent with the Rules of the National Association of Securities Dealers, Inc., and subject to seeking best execution, Harris Associates may, however, consider purchases of shares of Star Advisers Fund, Star Worldwide Fund and Star Small Cap Fund by customers of broker-dealers as a factor in the selection of broker-dealers to execute Fund portfolio transactions.

         Harris Associates may cause its segments of Star Advisers Fund, Star Worldwide Fund and Star Small Cap Fund to pay a broker-dealer that provides brokerage and research services to Harris an amount of commission for effecting a securities transaction for the Fund in excess of the amount another broker-dealer would have charged for effecting that transaction. Harris Associates must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or Harris Associates' overall responsibilities to the Funds and its other clients. Harris Associates' authority to cause the Funds to pay such greater commissions is also subject to such policies as the trustees of the Trusts may adopt from time to time.


         Star Worldwide and Star Small Cap Funds (segments advised by Montgomery). In all purchases and sales of securities for its segments of the Funds, Montgomery's primary consideration is to obtain the most favorable execution available. Pursuant to the subadvisory agreements between NEFM and Montgomery, Montgomery determines which securities are to be purchased and sold by its segments and which broker-dealers are eligible to execute its segments' portfolio transactions, subject to the instructions of, and review by, NEFM and the trustees. Purchases and sales of securities within the U.S. other than on a securities exchange will generally be executed directly with a market-maker unless, in the opinion of Montgomery, a better price and execution can otherwise be obtained by using a broker for the transaction.

         For Star Worldwide Fund, Montgomery contemplates purchasing most equity securities directly in the securities markets located in emerging or developing countries or in the over-the-counter markets. In purchasing American Depository Receipts ("ADRs") and European Depository Receipts ("EDRs") (and other similar instruments), Montgomery's segments of Star Worldwide Fund may purchase those listed on stock exchanges, or traded in the over-the-counter markets in the U.S. or Europe, as the case may be. ADRs, like other securities traded in the U.S., will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which Montgomery's segment of Star Worldwide Fund may invest may be traded in the over-the-counter markets.

         Purchases of portfolio securities for the segments also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which this segment will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

         In placing portfolio transactions, Montgomery will use its best efforts to choose a broker-dealer capable of providing the services necessary generally to obtain the most favorable execution available. The full range and quality of services available will be considered in making these determinations, such as the firm's ability to execute trades in a specific market required by the segment of the Fund, such as in an emerging market, the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors.

         Montgomery may also consider the sale of Star Worldwide Fund and Star Small Cap Fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for its segments. The placement of portfolio transactions with broker-dealers who sell shares of the Funds is subject to rules adopted by the National Association of Securities Dealers, Inc.

         While Montgomery's general policy is to seek first to obtain the most favorable execution available, in selecting a broker-dealer to execute portfolio transactions, weight may also be given to the ability of a broker-dealer to furnish brokerage, research and statistical services to Montgomery, even if the specific services were not imputed just to the Fund and may be lawfully and appropriately used by Montgomery in advising other clients. Montgomery considers such information, which is in addition to, and not in lieu of, the services required to be performed by it under its subadvisory agreements with NEFM, to be useful in varying degrees, but of indeterminable value. In negotiating any commissions with a broker or evaluating the spread to be paid to a dealer, the segments of the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by Montgomery to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer, which services either produce a direct benefit to the segments of the Funds or assist Montgomery in carrying out its responsibilities to the segments of the Funds. The standard of reasonableness is to be measured in light of Montgomery's overall responsibilities to its segments. The trustees of the Trusts review all brokerage allocations where services other than best execution capabilities are a factor to ensure that the other services provided meet the criteria outlined above and produce a benefit to the Fund.

         On occasion, situations may arise in which legal and regulatory considerations will preclude trading for the segments' accounts by reason of activities of Montgomery Securities, a broker-dealer affiliated with Montgomery, or its affiliates. It is the judgment of the trustees that the Funds will not be materially disadvantaged by any such trading preclusion and that the desirability of continuing their subadvisory arrangements with Montgomery and Montgomery's affiliation with Montgomery Securities and other affiliates of Montgomery Securities outweigh any disadvantages that may result from the foregoing.

         Montgomery's sell discipline for the segments' investments is based on the premise of a long-term investment horizon; however, sudden changes in valuation levels arising from, for example, new macroeconomic policies, political developments, and industry conditions could change the assumed time horizon. Liquidity, volatility, and overall risk of a position are other factors considered by Montgomery in determining the appropriate investment horizon.

         At the company level, sell decisions are influenced by a number of factors, including current stock valuation relative to the estimated fair value range, or a high P/E relative to expected growth. Negative changes in the relevant industry sector, or a reduction in international competitiveness and declining financial flexibility, may also signal a sell.


         Star Small Cap Fund (segment advised by RS Investment Management). It is the policy of RS Investment Management, in effecting transactions in portfolio securities, to seek the best execution of orders. The determination of what may constitute best execution in a securities transaction involves a number of judgmental considerations, including, without limitation, the overall direct net economic result to this segment of the Fund (involving both price paid or received and any commissions and other costs), the efficiency with which the transaction is effected, the ability to effect the transaction at all when a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions for this segment in the future, and the financial strength and stability of the broker.

         Subject to the policy of seeking best execution of orders at the most favorable prices, RS Investment Management may execute transactions with brokerage firms which provide research services and products to RS Investment Management. The phrase "research services and products" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, the availability of securities or purchasers or sellers of securities, the furnishing of analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and the obtainment of products such as third-party publications, computer and electronic access equipment, software programs, and other information and accessories that may assist RS Investment Management in furtherance of its investment advisory responsibilities to its advisory clients. Such services and products permit RS Investment Management to supplement its own research and analysis activities, and provide it with information from individuals and research staffs of many securities firms. Generally, it is not possible to place a dollar value on the benefits derived from specific research services and products. RS Investment Management may receive a benefit from these research services and products which is not passed on, in the form of a direct monetary benefit, to this segment of the Fund. If RS Investment Management determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, RS Investment Management may allocate the cost of such service or product accordingly. The portion of the product or service that RS Investment Management determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Any such allocation may create a conflict of interest for RS Investment Management. Subject to the standards outlined in this and the preceding paragraph, RS Investment Management may arrange to execute a specified dollar amount of transactions through a broker that has provided research products or services. Such arrangements do not constitute commitments by RS Investment Management to allocate portfolio brokerage upon any prescribed basis, other than upon the basis of seeking best execution of orders.

         Research services and products may be useful to RS Investment Management in providing investment advice to any of the funds or clients it advises. Likewise, information made available to RS Investment Management from brokers effecting securities transactions for such other funds and clients may be utilized on behalf of another fund. Thus, there may be no correlation between the amount of brokerage commissions generated by a particular fund or client and the indirect benefits received by that fund or client.


         Subject to the policy of seeking the best execution of orders, sales of shares of the Fund may also be considered as a factor in the selection of brokerage firms to execute portfolio transactions for this segment of the Fund.


         Because selection of executing brokers is not based solely on net commissions, the segment of the Fund advised by RS Investment Management may pay an executing broker a commission higher than that which might have been charged by another broker for that transaction. RS Investment Management will not knowingly pay higher mark-ups on principal transactions to brokerage firms as consideration for receipt of research services or products. While it is not practicable for RS Investment Management to solicit competitive bids for commissions on each portfolio transaction, consideration is regularly given to available information concerning the level of commissions charged in comparable transactions by various brokers. Transactions in over-the-counter securities are normally placed with principal market makers, except in circumstances where, in the opinion of RS Investment Management, better prices and execution are available elsewhere.


Portfolio Trades of All Subadvisers Subject to the overriding objective of obtaining the best possible execution of orders, each of the subadvisers may allocate brokerage transactions to affiliated brokers. In order for the affiliated broker to effect portfolio transactions for the Fund, the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees and other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period. Furthermore, the trustees of the Trusts, including a majority of those trustees who are not "interested persons" of the Trusts as defined in the 1940 Act have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standard.

General

         Portfolio turnover is not a limiting factor with respect to investment decisions. The Funds anticipate that their portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions.

         Subject to procedures adopted by the Board of Trustees of the Trusts, the Funds' brokerage transactions may be executed by brokers that are affiliated with Nvest Companies or the Funds' advisers or subadvisers. Any such transactions will comply with Rule 17e-1 under the 1940 Act.

         The Bond Income, Government Securities and Municipal Income Funds and all the Funds of New England Funds Trust II may pay brokerage commissions to New England Securities for acting as the respective Fund's agent on purchases and sales of securities. SEC rules require that the commissions paid to New England Securities by a Fund for portfolio transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The trustees of the Trusts, including those who are not "interested persons" of the Trusts, have adopted procedures for evaluating the reasonableness of commissions paid to New England Securities and will review these procedures periodically.

         Under the 1940 Act, persons affiliated with each Trust are prohibited from dealing with each Trust's Funds as a principal in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principals for their own accounts, affiliated persons of the Trusts, such as New England Securities, may not serve as the Funds' dealer in connection with such transactions.

         It is expected that the portfolio transactions in fixed-income securities will generally be with issuers or dealers on a net basis without a stated commission. Securities firms may receive brokerage commissions on transactions involving options, futures and options on futures and the purchase and sale of underlying securities upon exercise of options. The brokerage commissions associated with buying and selling options may be proportionately higher than those associated with general securities transactions.

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                DESCRIPTION OF THE TRUSTS AND OWNERSHIP OF SHARES
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         New England Funds Trust I is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (a "Declaration of Trust") dated June 7, 1985, as amended, and is a "series" company as described in Section 18(f)(2) of the 1940 Act. Until September 1986, the name of the Trust was "New England Life Government Securities Trust"; from September 1986 to April 1994, its name was "The New England Funds." Prior to January 5, 1996, the name of the Municipal Income Fund was "New England Tax Exempt Income Fund." The initial Fund of the Trust (the Fund now called New England Government Securities Fund) commenced operations on September 16, 1985. International Equity Fund commenced operations on May 22, 1992. The Capital Growth Fund was organized in 1992 and commenced operations on August 3, 1992. Star Advisers Fund was organized in 1994 and commenced operations on July 7, 1994. Strategic Income Fund was organized in 1995 and commenced operations on May 1, 1995. Star Worldwide Fund was organized in 1995 and commenced operations on December 29, 1995. Star Small Cap Fund was organized in 1996 and commenced operations on December 31, 1996. The remaining Funds in the Trust are successors to the following corporations which commenced operations in the years indicated:


                     Corporation                           Date of Commencement
                     -----------                           --------------------
        NEL Growth Fund, Inc.                                     1968
        NEL Retirement Equity Fund, Inc.*                         1970
        NEL Equity Fund, Inc.**                                   1968
        NEL Income Fund, Inc.***                                  1973
        NEL Tax Exempt Bond Fund, Inc.****                        1977


           *  Predecessor of the Value Fund
          **  Predecessor of the Balanced Fund
         ***  Predecessor of the Bond Income Fund
        ****  Predecessor of the Municipal Income Fund


         New England Funds Trust II is organized as a Massachusetts business trust pursuant to a Declaration of Trust dated May 6, 1931, as amended, and consisted of a single Fund (now the Growth and Income Fund) until January 1989, when the Trust was reorganized as a "series" company as described in Section 18(f)(2) of the 1940 Act. The Trust has seven separate portfolios. Until December 1988, the name of the Trust was "Investment Trust of Boston"; from December 1988 until April 1992, its name was "Investment Trust of Boston Funds"; from April 1992 until April 1994, its name was "TNE Funds Trust." High Income Fund and Massachusetts Fund are successors to separate investment companies that were organized in 1983 and 1984, respectively, and reorganized as series of the Trust in January 1989. Limited Term U.S. Government Fund was organized in 1988 and commenced operations in January 1989. Short Term Corporate Income Fund was organized in 1991 and commenced operations on October 18 of that year. California and New York Funds were organized in 1993 and commenced operations on April 23 of that year. Prior to May 1, 1998, the name of New York Fund was "New England Intermediate Term Tax Free Fund of New York." Prior to December 1, 1998, the name of Short Term Corporate Income Fund was "New England Adjustable Rate U.S. Government Fund." Prior to May 3, 1999, the name of New England Growth and Income Fund was "New England Growth Opportunities Fund."

         New England Funds Trust III was organized as a Massachusetts business trust pursuant to a Declaration of Trust dated August 22, 1995. The Trust has eight separate funds (New England Bullseye Fund, New England Equity Income Fund, New England Core Equity Fund, New England Stock and Bond Fund, New England Select Fund, New England Small Cap Value Fund, New England Small Cap Growth Fund and New England Total Return Bond Fund). New England Equity Income Fund was organized in 1995 and commenced operations on November 28, 1995. New England Bullseye Fund, New England Core Equity Fund, New England Stock and Bond Fund, New England Select Fund, New England Small Cap Value Fund, New England Small Cap Growth Fund and New England Total Return Bond Fund were organized in 1998. New England Bullseye Fund commenced operations on March 31, 1998. New England Core Equity Fund, New England Stock and Bond Fund, New England Select Fund, New England Small Cap Value Fund, New England Small Cap Growth Fund and New England Total Return Bond Fund are not currently offered to the public.


         The Declarations of Trust of New England Funds Trust I, New England Funds Trust II and New England Funds Trust III permit each Trust's trustees to issue an unlimited number of full and fractional shares of each series. Each Fund is represented by a particular series of shares. The Declarations of Trust further permit each Trust's Board of Trustees to divide the shares of each series into any number of separate classes, each having such rights and preferences relative to other classes of the same series as each Trust's Board of Trustees may determine. When you invest in a Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive annual or quarterly dividends as determined by the respective Trust's Board of Trustees and to cast a vote for each share you own at shareholder meetings. The shares of each Fund do not have any preemptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of each class of the Fund are entitled to share pro rata in the net assets attributable to that class of shares of the Fund available for distribution to shareholders. The Declarations of Trust also permit the Board of Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

         The shares of all the Funds (except as noted in the preceding paragraphs of this section) are divided into four classes, Class A, Class B, Class C and Class Y. Each Fund offers such classes of shares as set forth in such Fund's Prospectus. Class Y shares are available for purchase only by certain eligible institutional investors and have higher minimum purchase requirements than Classes A, B and C. All expenses of each Fund (excluding transfer agency fees and expenses of printing and mailing Prospectuses to shareholders ["Other Expenses"]) are borne by its Class A, B, C and Y shares on a pro rata basis, except for 12b-1 fees, which are borne only by Classes A, B and C and may be charged at a separate rate to each such class. Other Expenses of Classes A, B and C are borne by such classes on a pro rata basis, but Other Expenses relating to the Class Y shares may be allocated separately to the Class Y shares. The Class A, Class B, Class C and Class Y structure could be terminated should certain IRS rulings be rescinded.

         The assets received by each class of a Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of the creditors, are allocated to, and constitute the underlying assets of, that class of a Fund. The underlying assets of each class of a Fund are segregated and are charged with the expenses with respect to that class of a Fund and with a share of the general expenses of the relevant trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular class of a Fund are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of each Trust are allocated to the separate books of account of each Fund, certain expenses may be legally chargeable against the assets of all of the Funds in a Trust.

         The Declarations of Trust also permit each Trust's Board of Trustees, without shareholder approval, to subdivide any series or class of shares or Fund into various sub-series or sub-classes with such dividend preferences and other rights as the trustees may designate. While each Trust's Board of Trustees have no current intention to exercise this power, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently. Each Trust's Board of Trustees may also, without shareholder approval, establish one or more additional series or classes or merge two or more existing series or classes.

         The Declarations of Trust provide for the perpetual existence of the Trusts. Any Trust or any Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of each Fund affected. Similarly, any class within a Fund may be terminated by vote of at least two-thirds of the outstanding shares of such class. While each Declaration of Trust further provides that the Board of Trustees may also terminate the relevant Trust upon written notice to its shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.

Voting Rights

         Shareholders are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided therein) in the election of trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

         The Declarations of Trust provide that on any matter submitted to a vote of all shareholders of a Trust, all Trust shares entitled to vote shall be voted together irrespective of series or class unless the rights of a particular series or class would be adversely affected by the vote, in which case a separate vote of that series or class shall also be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-2 under the 1940 Act provides in effect that a series or class shall be deemed to be affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of such series or class. On matters affecting an individual series or class, only shareholders of that series or class are entitled to vote. Consistent with the current position of the SEC, shareholders of all series and classes vote together, irrespective of series or class, on the election of trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory and subadvisory agreement relating to that series, and shareholders of each class within a series vote separately as to the Rule 12b-1 plan (if any) relating to that class.

         There will normally be no meetings of shareholders for the purpose of electing trustees except that, in accordance with the 1940 Act, (i) a Trust will hold a shareholders' meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if there is a vacancy on the Board of Trustees, such vacancy may be filled only by a vote of the shareholders unless, after filing such vacancy by other means, at least two-thirds of the trustees holding office shall have been elected by the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with a Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

         Upon written request by the holders of shares having a net asset value of at least $25,000 or at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trusts have undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

         Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Shareholder voting rights are not cumulative.

         No amendment may be made to a Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the relevant Trust except (i) to change the Trust's or a Fund's name or to cure technical problems in the Declaration of Trust, (ii) to establish and designate new series or classes of Trust shares and (iii) to establish, designate or modify new and existing series or classes of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

Shareholder and Trustee Liability

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a Trust. However, the Declarations of Trust disclaim shareholder liability for acts or obligations of a Trust and require that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by a Trust or the trustees. The Declarations of Trust provide for indemnification out of each Fund's property for all loss and expense of any shareholder held personally liable for the obligations of the Fund by reason of owning shares of such Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and a Fund itself would be unable to meet its obligations.

         The Declarations of Trust further provide that the relevant Board of Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declarations of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The By-Laws of each Trust provide for indemnification by the Trust of trustees and officers of the relevant Trust, except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Trust. Such persons may not be indemnified against any liability to the Trust or the Trust's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Each Trust offers only its own Funds' shares for sale, but it is possible that a Trust might become liable for any misstatements in a Prospectus that relate to another Trust. The trustees of each Trust have considered this possible liability and approved the use of the combined Prospectus for Funds of all three Trusts.

--------------------------------------------------------------------------------
                                HOW TO BUY SHARES
--------------------------------------------------------------------------------

         The procedures for purchasing shares of the Funds are summarized in the Prospectuses. All purchases made by check should be in U.S. dollars and made payable to New England Funds, or, in the case of a retirement account, the custodian or trustee. Banks may charge a fee for transmitting funds by wire. With respect to shares purchased by federal funds, shareholders should bear in mind that wire transfers may take two or more hours to complete.

         For purchase of Fund shares by mail, the settlement date is the first business day after receipt of the check by the transfer agent so long as it is received by the close of regular trading of the New York Stock Exchange on a day when the Exchange is open; otherwise the settlement date is the following business day. For telephone orders, the settlement date is the third business day after the order is made.


         Shares may also be purchased either in writing, by phone or, in the case of Class A, B and C shares, by electronic funds transfer using Automated Clearing House ("ACH"), or by exchange as described in the Prospectuses through firms that are members of the National Association of Securities Dealers, Inc. and that have selling agreements with the Distributor. You may also use New England Funds Personal Access Line(TM) (800-225-5478, Press 1) or New England Funds Web site (www.mutualfunds.com) to purchase Fund shares. For more information, see the section entitled "Shareholder Services" in this Statement.


         The Distributor may at its discretion accept a telephone order for the purchase of $5,000 or more of a Fund's Class A, B and C shares. Payment must be received by the Distributor within three business days following the transaction date or the order will be subject to cancellation. Telephone orders must be placed through the Distributor or your investment dealer.

         If you wish transactions in your account to be effected by another person under a power of attorney from you, special rules as summarized in the Prospectus may apply.


--------------------------------------------------------------------------------
                    NET ASSET VALUE AND PUBLIC OFFERING PRICE
--------------------------------------------------------------------------------

         The method for determining the public offering price and net asset value per share is summarized in the Prospectus.

         The total net asset value of each class of shares of a Fund (the excess of the assets of such Fund attributable to such class over the liabilities attributable to such class) is determined as of the close of regular trading (normally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (the "NYSE") is open for trading. The weekdays that the NYSE is expected to be closed are New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Securities listed on a national securities exchange or on the NASDAQ National Market System are valued at their last sale price, or, if there is no reported sale during the day, the last reported bid price estimated by a broker. Unlisted securities traded in the over-the-counter market are valued at the last reported bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make a market in the securities. U.S. Government securities are traded in the over-the-counter market. Options, interest rate futures and options thereon that are traded on exchanges are valued at their last sale price as of the close of such exchanges. Securities for which current market quotations are not readily available and all other assets are taken at fair value as determined in good faith by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the board.


         Generally, trading in foreign government securities and other fixed-income securities, as well as trading in equity securities in markets outside the United States, is substantially completed each day at various times prior to the close of the NYSE. Securities traded on a non-U.S. exchange will be valued at their last sale price (or the last reported bid price, if there is no reported sale during the day), on the exchange on which they principally trade, as of the close of regular trading on such exchange except for securities traded on the London Stock Exchange ("British Equities"). British Equities will be valued at the mean between the last bid and last asked prices on the London Stock Exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Securities principally traded outside the United States will generally be valued several hours before the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time, when the Funds compute the net asset value of their shares. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the NYSE, which events will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of a Fund's securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or in accordance with procedures approved by the Trusts' trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded but rather, may be priced by another method that the Board of Trustees believes accurately reflects fair value.


         Trading in some of the portfolio securities of some of the Funds takes place in various markets outside the United States on days and at times other than when the NYSE is open for trading. Therefore, the calculation of these Funds' net asset value does not take place at the same time as the prices of many of its portfolio securities are determined, and the value of the Fund's portfolio may change on days when the Fund is not open for business and its shares may not be purchased or redeemed.

         The per share net asset value of a class of a Fund's shares is computed by dividing the number of shares outstanding into the total net asset value attributable to such class. The public offering price of a Class A share of a Fund is the net asset value per share next-determined after a properly completed purchase order is accepted by Nvest Services Company or State Street Bank, plus a sales charge as set forth in the Fund's Prospectus. The public offering price of a Class B, C or Y share of a Fund is the next-determined net asset value.

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                              REDUCED SALES CHARGES
                               CLASS A SHARES ONLY
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The following special purchase plans are summarized in the Prospectuses.


         CUMULATIVE PURCHASE DISCOUNT. A Fund shareholder may make an initial or an additional purchase of Class A shares and be entitled to a discount on the sales charge payable on that purchase. This discount will be available if the shareholder's "total investment" in the Fund reaches the breakpoint for a reduced sales charge in the table under "How Sales Charges are Calculated-Class A shares" in the Prospectus. The total investment is determined by adding the amount of the additional purchase, including sales charge, to the current public offering price of all series and classes of shares of the New England Trusts held by the shareholder in one or more accounts. If the total investment exceeds the breakpoint, the lower sales charge applies to the entire additional investment even though some portion of that additional investment is below the breakpoint to which a reduced sales charge applies. For example, if a shareholder who already owns shares of one or more Funds or other of the New England Funds with a value at the current public offering price of $30,000 makes an additional purchase of $20,000 of Class A shares of another Fund or New England Fund, the reduced sales charge of 4.5% of the public offering price will apply to the entire amount of the additional investment.


         LETTER OF INTENT. A Letter of Intent (a "Letter"), which can be effected at any time, is a privilege available to investors which reduces the sales charge on investments in Class A shares. Ordinarily, reduced sales charges are available for single purchases of Class A shares only when they reach certain breakpoints (e.g., $50,000, $100,000, etc.). By signing a Letter, a shareholder indicates an intention to invest enough money in Class A shares within 13 months to reach a breakpoint. If the shareholder's intended aggregate purchases of all series and classes of the Trusts over a defined 13-month period will be large enough to qualify for a reduced sales charge, the shareholder may invest the smaller individual amounts at the public offering price calculated using the sales load applicable to the 13-month aggregate investment.

         A Letter is a non-binding commitment, the amount of which may be increased, decreased or canceled at any time. The effective date of a Letter is the date it is received in good order by the Distributor, or, if communicated by a telephone exchange or order, at the date of telephoning provided a signed Letter, in good order, reaches the Distributor within five business days.

         A reduced sales charge is available for aggregate purchases of all series and classes of shares of the Trusts pursuant to a written Letter effected within 90 days after any purchase. In the event the account was established prior to 90 days before the effective date of the Letter, the account will be credited with the Rights of Accumulation ("ROA") towards the breakpoint level that will be reached upon the completion of the 13 months' purchases. The ROA credit is the value of all shares held as of the effective dates of the Letter based on the "public offering price computed on such date."

         The cumulative purchase discount, described above, permits the aggregate value at the current public offering price of Class A shares of any accounts with the Trusts held by a shareholder to be added to the dollar amount of the intended investment under a Letter, provided the shareholder lists them on the account application.

         State Street Bank will hold in escrow shares with a value at the current public offering price of 5% of the aggregate amount of the intended investment. The amount in escrow will be released when the Letter is completed. If the shareholder does not purchase shares in the amount indicated in the Letter, the shareholder agrees to remit to State Street Bank the difference between the sales charge actually paid and that which would have been paid had the Letter not been in effect, and authorizes State Street Bank to redeem escrowed shares in the amount necessary to make up the difference in sales charges. Reinvested dividends and distributions are not included in determining whether the Letter has been completed.

         COMBINING ACCOUNTS. Purchases of all series and classes of the New England Funds (excluding the Money Market Funds unless the shares were purchased through an exchange another New England Fund) by or for an investor, the investor's spouse, parents, children, siblings, in-laws, grandparents or grandchildren and any other account of the investor, including sole proprietorships, in any Trust may be treated as purchases by a single individual for purposes of determining the availability of a reduced sales charge. Purchases for a single trust estate or a single fiduciary account may also be treated as purchases by a single individual for this purpose, as may purchases on behalf of a participant in a tax-qualified retirement plan and other employee benefit plans, provided that the investor is the sole participant in the plan. Any other group of individuals acceptable to the Distributor may also combine accounts for such purpose. The values of all accounts are combined to determine the sales charge.

         COMBINING WITH OTHER SERIES AND CLASSES OF THE NEW ENGLAND FUNDS. A shareholder's total investment for purposes of the cumulative purchase discount includes the value at the current public offering price of any shares of series and classes of the Trusts that the shareholder owns (which excludes shares of New England Cash Management Trust and New England Tax Exempt Money Market Trust (the "Money Market Funds") unless such shares were purchased by exchanging shares of any other New England Fund). Shares owned by persons described in the preceding paragraph may also be included.

         UNIT HOLDERS OF UNIT INVESTMENT TRUSTS. Unit investment trust distributions may be invested in Class A shares of any Fund at a reduced sales charge of 1.50% of the public offering price (or 1.52% of the net amount invested); for large purchases on which a sales charge of less than 1.50% would ordinarily apply, such lower charge also applies to investments of unit investment trust distributions.

         CLIENTS OF ADVISERS OR SUBADVISERS. No front-end sales charge or contingent deferred sales charge applies to investments of $25,000 or more in Class A shares of the Funds by (1) clients of an adviser or subadviser to any series of the Trusts; any director, officer or partner of a client of an adviser or subadviser to any series of the Trusts; and the spouse, parents, children, siblings, in-laws, grandparents or grandchildren of the foregoing; (2) any individual who is a participant in a Keogh or IRA Plan under a prototype of an adviser or subadviser to any series of the Trusts if at least one participant in the plan qualifies under category (1) above; and (3) an individual who invests through an IRA and is a participant in an employee benefit plan that is a client of an adviser or subadviser to any series of the Trusts. Any investor eligible for this arrangement should so indicate in writing at the time of the purchase.

         OFFERING TO EMPLOYEES OF METLIFE AND ASSOCIATED ENTITIES. There is no front-end sales charge, CDSC or initial investment minimum related to investments in Class A shares of the Funds by any of the Trusts' advisers or subadvisers, New England Funds, L.P. or any other company affiliated with New England Financial or MetLife; current and former directors and Trustees of the Trusts; agents and general agents of New England Financial or MetLife and their insurance company subsidiaries; current and retired employees of such agents and general agents; registered representatives of broker-dealers who have selling arrangements with New England Funds, L.P.; the spouse, parents, children, siblings, in-laws, grandparents or grandchildren of the persons listed above and any trust, pension, profit sharing or other benefit plans for any of the foregoing persons and any separate account of New England Financial or MetLife or any insurance company affiliated with New England Financial or MetLife.

         ELIGIBLE GOVERNMENTAL AUTHORITIES. There is no sales charge or contingent deferred sales charge related to investments in Class A shares of any Fund by any state, county or city or any instrumentality, department, authority or agency thereof that has determined that a Fund is a legally permissible investment and that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment company.

         INVESTMENT ADVISORY ACCOUNTS. Shares of any Fund may be purchased at net asset value by investment advisers, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisers, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a), 403(b), 401(k) and 457 of the Code and "rabbi trusts." Investors may be charged a fee if they effect transactions through a broker or agent.

         CERTAIN BROKER-DEALERS AND FINANCIAL SERVICES ORGANIZATIONS. Shares of any Fund also may be purchased at net asset value through certain broker-dealers and/or financial services organizations without any transaction fee. Such organizations may receive compensation based upon the average value of the Fund shares held by their customers. This compensation may be paid by NEFM, Loomis Sayles and/or Harris Associates out of its own assets, and/or be paid indirectly by the Fund in the form of servicing, distribution or transfer agent fees.


         CERTAIN RETIREMENT PLANS. Shares of the Funds are available at net asset value for investments by participant-directed 401(a) and 401(k) plans that have 100 or more eligible employees or by retirement plans whose third party administrator or dealer has entered into a service agreement with the Distributor to perform certain administrative services, subject to certain operational and minimum size requirements specified from time to time by the Distributor. This compensation may be paid indirectly by the Fund in the form of service and/or distribution fees.

         BANK TRUST DEPARTMENTS OR TRUST COMPANIES. Shares of the Funds are available at net asset value for investments by non-discretionary and non-retirement accounts of bank trust departments or trust companies, but are unavailable if the trust department or institution is part of an organization not principally engaged in banking or trust activities.

         SHAREHOLDERS OF REICH AND TANG GOVERNMENT SECURITIES TRUST. Shareholders of Reich and Tang Government Securities Trust may exchange their shares of that fund for Class A shares of the Funds at net asset value and without imposition of a sales charge.

         CERTAIN ACCOUNTS OF GROWTH FUND. For accounts established prior to February 28, 1997 having a total investment value of between (and including) $25,000 and $49,000, a reduced sales charge of 5.50% of the offering price (or 5.82% of the net amount invested), with a dealer's concession of 4.25% as a percentage of offering price, will be charged on the sale of additional Class A shares of Growth Fund if the total investment value of Growth Fund account after such sale is between (and including) $25,000 and $49,000.


         The reduction or elimination of the sales charges in connection with the special purchase plans described above reflects the absence or reduction of expenses associated with such sales.


--------------------------------------------------------------------------------
                              SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

Open Accounts

         A shareholder's investment is automatically credited to an open account maintained for the shareholder by State Street Bank. Following each transaction in the account, a shareholder will receive a confirmation statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each calendar year, State Street Bank will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. This statement should be retained as a permanent record. Nvest Services Company may charge a fee for providing duplicate information.

         The open account system provides for full and fractional shares expressed to three decimal places and, by making the issuance and delivery of stock certificates unnecessary, eliminates problems of handling and safekeeping, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates. Certificates will not be issued for Class B or Class C shares.

         The costs of maintaining the open account system are paid by the Funds and no direct charges are made to shareholders. Although the Funds have no present intention of making such direct charges to shareholders, they each reserve the right to do so. Shareholders will receive prior notice before any such charges are made.

Automatic Investment Plans (Class A, B and C Shares)

         Subject to each Fund's investor eligibility requirements, investors may automatically invest in additional shares of a Fund on a monthly basis by authorizing the Distributor to draw checks on an investor's bank account. The checks are drawn under the Investment Builder Program, a program designed to facilitate such periodic payments, and are forwarded to Nvest Services Company for investment in the Fund. A plan may be opened with an initial investment of $100 or more and thereafter regular monthly checks of $100 or more will be drawn on the investor's account. The reduced minimum initial investment pursuant to an automatic investment plan is referred to in the Prospectus. An Investment Builder application must be completed to open an automatic investment plan. An application may be found in the Prospectus or may be obtained by calling the Distributor at 800-225-5478 or your investment dealer.

         This program is voluntary and may be terminated at any time by Nvest Services Company upon notice to existing plan participants.

         The Investment Builder Program plan may be discontinued at any time by the investor by written notice to Nvest Services Company, which must be received at least five business days prior to any payment date. The plan may be discontinued by State Street Bank at any time without prior notice if any check is not paid upon presentation; or by written notice to you at least thirty days prior to any payment date. State Street Bank is under no obligation to notify shareholders as to the nonpayment of any check.

Retirement Plans Offering Tax Benefits (Class A, B and C Shares)

         The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans may be funded with shares of the Funds or with certain other investments. The plans include H.R. 10 (Keogh) plans for self-employed individuals and partnerships, individual retirement accounts (IRAs), corporate pension trust and profit sharing plans, including 401(k) plans, and retirement plans for public school systems and certain tax exempt organizations, i.e., 403(b) plans.

         The reduced minimum initial investment available to retirement plans offering tax benefits is referred to in the Prospectus. For these plans, initial investments in a Fund must be at least $250 for each participant in corporate pension and profit sharing plans and Keogh plans, at least $500 for IRAs and at least $100 for any subsequent investments. There is a special initial and subsequent investment minimum of $25 for payroll deduction investment programs for 401(k), SARSEP, SEP, SIMPLE Plans, 403(b) and certain other retirement plans. Income dividends and capital gain distributions must be reinvested (unless the investor is over age 59 1/2 or disabled). Plan documents and further information can be obtained from the Distributor.

         An investor should consult a competent tax or other adviser as to the suitability of a Fund's shares as a vehicle for funding a plan, in whole or in part, under the Employee Retirement Income Security Act of 1974, as amended ("ERISA") and as to the eligibility requirements for a specific plan and its state as well as federal tax aspects.

         Certain retirement plans may also be eligible to purchase Class Y shares. See the Prospectus relating to Class Y shares.

Systematic Withdrawal Plans (Class A, B and C Shares)

         An investor owning a Fund's shares having a value of $5,000 or more at the current public offering price may establish a Systematic Withdrawal Plan providing for periodic payments of a fixed or variable amount. An investor may terminate the plan at any time. A form for use in establishing such a plan is available from the servicing agent or your investment dealer. Withdrawals may be paid to a person other than the shareholder if a signature guarantee is provided. Please consult your investment dealer or the Distributor.

         A shareholder under a Systematic Withdrawal Plan may elect to receive payments monthly, quarterly, semiannually or annually for a fixed amount of not less than $50 or a variable amount based on (1) the market value of a stated number of shares, (2) a specified percentage of the account's market value or
(3) a specified number of years for liquidating the account (e.g., a 20-year program of 240 monthly payments would be liquidated at a monthly rate of 1/240, 1/239, 1/238, etc.). The initial payment under a variable payment option may be $50 or more.

         In the case of shares subject to a CDSC, the amount or percentage you specify may not, on an annualized basis, exceed 10% of the value, as of the time you make the election, of your account with the Fund with respect to which you are electing the Plan. Withdrawals of Class B shares of a Fund under the Plan will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in your account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in your account. No CDSC applies to a redemption pursuant to the Plan.

         All shares under the Plan must be held in an open (uncertificated) account. Income dividends and capital gain distributions will be reinvested (without a sales charge in the case of Class A shares) at net asset value determined on the record date.

         Since withdrawal payments represent proceeds from the liquidation of shares, withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, a shareholder should consider whether a Systematic Withdrawal Plan and the specified amounts to be withdrawn are appropriate in the circumstances. The Funds and the Distributor make no recommendations or representations in this regard. It may be appropriate for a shareholder to consult a tax adviser before establishing such a plan.

         It may be disadvantageous for a shareholder to purchase on a regular basis additional Fund shares with a sales charge while redeeming shares under a Systematic Withdrawal Plan. Accordingly, the Funds and the Distributor do not recommend additional investments in Class A shares by a shareholder who has a withdrawal plan in effect and who would be subject to a sales load on such additional investments.

         Because of statutory restrictions this plan is not available to pension or profit-sharing plans, IRAs or 403(b) plans that have State Street Bank as trustee.

Dividend Diversification Program

         You may also establish a Dividend Diversification Program, which allows you to have all dividends and any other distributions automatically invested in shares of the same class of another New England Fund, subject to the investor eligibility requirements of that other Fund and to state securities law requirements. Shares will be purchased at the selected Fund's net asset value (without a sales charge or CDSC) on the dividend record date. A dividend diversification account must be in the same registration (shareholder name) as the distributing Fund account and, if a new account in the purchased Fund is being established, the purchased Fund's minimum investment requirements must be met. Before establishing a Dividend Diversification Program into any other New England Fund, you must obtain and carefully read a copy of that Fund's Prospectus.

Exchange Privilege

         A shareholder may exchange the shares of any Fund (except for Class A shares of the California Fund, only if such shares have been held for at least six months) for shares of the same class of any other New England Fund (subject to the investor eligibility requirements, if any, of the New England Fund into which the exchange is being made) on the basis of relative net asset values at the time of the exchange without any sales charge. An exchange of shares in one Fund for shares of another Fund is a taxable event on which gain or loss may be recognized. In the case of Class A shares of the California Fund held less than six months, if exchanged for shares of any other Fund that has a higher sales charge, shareholders will pay the difference between any sales charge already paid on their shares and the higher sales charge of the Fund into which they are exchanging at the time of the exchange. Exchanges of Class A shares of Short Term Corporate Income Fund (formerly Adjustable Rate U.S. Government Fund) purchased before December 1, 1998 will also pay the difference between any sales charge already paid on their shares and the higher sales charge of the Fund into which they are exchanging. When an exchange is made from the Class A, Class B or Class C shares of one Fund to the same class of shares of another Fund, the shares received by the shareholder in the exchange will have the same age characteristics as the shares exchanged. The age of the shares determines the expiration of the CDSC and, for the Class B shares, the conversion date. If you own Class A, Class B or Class C shares, you may also elect to exchange your shares of any Fund for shares of the same class of the Money Market Funds. On all exchanges of Class A or C shares subject to a CDSC and Class B shares into the Money Market Funds, the exchange stops the aging period relating to the CDSC, and, for Class B shares only, conversion to Class A shares. The aging period resumes only when an exchange is made back into Class B shares of a Fund. In addition, you may also exchange Class A shares of the Money Market Funds that have not previously paid a sales charge to Class B or Class C shares of any New England Fund. If you own Class Y shares, you may exchange those shares for Class Y shares of other Funds or for Class A shares of the Money Market Funds. These options are summarized in the Prospectus. An exchange may be effected, provided that neither the registered name nor address of the accounts are different and provided that a certificate representing the shares being exchanged has not been issued to the shareholder, by (1) a telephone request to the Fund or Nvest Services Company at 800-225-5478 or (2) a written exchange request to the Fund or Nvest Services Company, P.O. Box 8551, Boston, MA 02266-8551. You must acknowledge receipt of a current Prospectus for a Fund before an exchange for that Fund can be effected. The minimum amount for an exchange is $1,000.

         Agents, general agents, directors and senior officers of New England Financial and its insurance company subsidiaries may, at the discretion of New England Financial, elect to exchange Class A shares of any series of the Trusts acquired in connection with deferred compensation plans offered by New England Financial for Class Y shares of any series of the Trusts which offers Class Y shares. To obtain a prospectus and more information about Class Y shares, please call the Distributor toll free at 800-225-5478.

         Except as otherwise permitted by SEC rule, shareholders will receive at least 60 days advance notice of any material change to the exchange privilege.



The investment objectives of the New England Funds and the Money Market Funds as set forth in the Prospectuses are as follows:

STOCK FUNDS:

         NEW ENGLAND GROWTH FUND seeks long-term growth of capital through investments in equity securities of companies whose earnings are expected to grow at a faster rate than the United States economy.

         NEW ENGLAND CAPITAL GROWTH FUND seeks long-term growth of capital.

         NEW ENGLAND VALUE FUND seeks a reasonable long-term investment return from a combination of market appreciation and dividend income from equity securities.

         NEW ENGLAND BALANCED FUND seeks a reasonable long-term investment return from a combination of long-term capital appreciation and moderate current income.


         NEW ENGLAND GROWTH AND INCOME FUND (formerly New England Growth Opportunties Fund) seeks opportunities for long-term growth of capital and income.


         NEW ENGLAND INTERNATIONAL EQUITY FUND seeks total return from long-term growth of capital and dividend income primarily through investment in a diversified portfolio of marketable international equity securities.

         NEW ENGLAND STAR ADVISERS FUND seeks long-term growth of capital.

         NEW ENGLAND STAR WORLDWIDE FUND seeks long-term growth of capital.

         NEW ENGLAND STAR SMALL CAP FUND seeks capital appreciation.

         NEW ENGLAND EQUITY INCOME FUND seeks current income and capital growth.

         NEW ENGLAND BULLSEYE FUND seeks long-term growth of capital.

BOND FUNDS:


         NEW ENGLAND GOVERNMENT SECURITIES FUND seeks a high level of current income consistent with safety of principal by investing in U.S. government securities and engaging in transactions involving related options, futures and options on futures.


         NEW ENGLAND LIMITED TERM U.S. GOVERNMENT FUND seeks a high current return consistent with preservation of capital.

         NEW ENGLAND SHORT TERM CORPORATE INCOME FUND seeks a high level of current income consistent with preservation of capital.

         NEW ENGLAND STRATEGIC INCOME FUND seeks high current income with a secondary objective of capital growth.

         NEW ENGLAND BOND INCOME FUND seeks a high level of current income consistent with what the Fund considers reasonable risk.

         NEW ENGLAND HIGH INCOME FUND seeks high current income plus the opportunity for capital appreciation to produce a high total return.

         NEW ENGLAND MUNICIPAL INCOME FUND seeks as high a level of current income exempt from federal income taxes as is consistent with reasonable risk and protection of shareholders' capital.

         NEW ENGLAND MASSACHUSETTS TAX FREE INCOME FUND seeks as high a level of current income exempt from federal income tax and Massachusetts personal income taxes as the Fund's subadviser believes is consistent with preservation of capital.

         NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA seeks as high a level of current income exempt from federal income tax and its state personal income tax as is consistent with preservation of capital.

         NEW ENGLAND TAX FREE INCOME FUND OF NEW YORK seeks as high a level of current income exempt from federal income tax, its state personal income tax and New York City personal income tax as is consistent with preservation of capital.

ACCESS SHARES:

         NEW ENGLAND CORE EQUITY FUND seeks long-term capital appreciation by investing all or substantially all of its assets in The Oakmark Fund.


         NEW ENGLAND STOCK AND BOND FUND seeks high current income as well as preservation of growth and capital by investing all or substantially all of its assets in the Oakmark Equity and Income Fund.

         NEW ENGLAND SELECT FUND seeks long-term capital appreciation by investing all or substantially all of its assets in the Oakmark Select Fund.


         NEW ENGLAND SMALL CAP VALUE FUND seeks long-term capital appreciation by investing all or substantially all of its assets in The Oakmark Small Cap Fund.

         NEW ENGLAND SMALL CAP GROWTH FUND seeks long-term capital growth by investing all or substantially all of its assets in the Loomis Sayles Small Cap Growth Fund.

         NEW ENGLAND TOTAL RETURN BOND FUND seeks high total investment return through a combination of current income and capital appreciation by investing all or substantially all of its assets in the Loomis Sayles Bond Fund.


MONEY MARKET FUNDS:

         NEW ENGLAND CASH MANAGEMENT TRUST - MONEY MARKET SERIES seeks maximum current income consistent with preservation of capital and liquidity.

         NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST - seeks current income exempt from federal income taxes consistent with preservation of capital and liquidity.


         As of March 31, 1999, the net assets of the New England Funds and the Money Market Funds totaled over $7 billion.

Automatic Exchange Plan (Class A, B and C Shares)


         As described in the Prospectus following the caption "Additional Investor Services," a shareholder may establish an Automatic Exchange Plan under which shares of a Fund are automatically exchanged each month for shares of the same class of one or more of the other Funds. Registration on all accounts must be identical. The exchanges are made on the 15th of each month or the first business day thereafter if the 15th is not a business day until the account is exhausted or until Nvest Services Company is notified in writing to terminate the plan. Exchanges may be made in amounts of $100 or more. The Service Options Form is available from Nvest Services Company or your financial representative to establish an Automatic Exchange Plan.


Broker Trading Privileges

The Distributor may, from time to time, enter into agreements with one or more brokers or other intermediaries to accept purchase and redemption orders for Fund shares until the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern Time on each day that the Exchange is open for trading); such purchase and redemption orders will be deemed to have been received by the Fund when the authorized broker or intermediary accepts such orders; and such orders will be priced using that Fund's net asset value next computed after the orders are placed with and accepted by such brokers or intermediaries. Any purchase and redemption orders received by a broker or intermediary under these agreements will be transmitted daily to the Distributor no later than the time specified in such agreement; but, in any event, no later than 6:00 a.m. following the day that such purchase or redemption orders are received by the broker or intermediary.

New England Funds Personal Reporting Option ("FundPRO")

         Fund Shareholders who are clients of broker-dealers that have entered into an agreement with New England Funds and the Distributor, and have total net assets of $50,000 or more may be eligible to receive FundPRO Quarterly Reports in addition to their standard New England Fund quarterly statements. Eligible clients are defined as clients with a portfolio of regular and IRA accounts that are assigned to the same social security number having a minimum account value of: (i) $50,000 in the case of a new account or (ii) $100,000 in the case of an existing account. FundPRO Quarterly Reports include graphic performance illustrations and are designed to provide investors with individualized performance information on their New England Funds holdings. Individualized performance illustrated in the FundPRO reports is determined from the first date of participation in the FundPRO product, not the account open date.

         Clients who elect to participate in the FundPRO program are also offered access to an asset allocation questionnaire that is designed to assist them and their registered representative in choosing an initial portfolio of New England Funds based on their financial profile, objectives, and risk tolerance. This is not an actively managed asset allocation program as described in Rule 3a-4 of the 1940 Act. The Distributor has the right to charge a fee for this product, and has the right to determine account minimums for participation in the product.

Self-Servicing Your Account with New England Funds Personal Access Line(TM) and Web site


         New England Funds shareholders may access account information, including share balances and recent account activity online, by visiting our Web site at www.mutualfunds.com. Transactions may also be processed online for certain accounts (restrictions may apply). Such transactions include purchases, redemptions and exchanges, and shareholders are automatically eligible for these features. New England Funds has taken measures to ensure the security of shareholder accounts, including the encryption of data and the use of personal identification (PIN) numbers. In addition, you may restrict these privileges from your account by calling New England Funds at 800-225-5478, or writing to us at P.O. Box 8551, Boston, MA 02116. More information regarding these features may be found on our Web site at www.mutualfunds.com.

Investor activity through these mediums are subject to the terms and conditions outlined in the following NEW ENGLAND FUNDS ONLINE AND TELEPHONIC CUSTOMER AGREEMENT. This agreement is also posted on our Web site. The initiation of any activity through the New England Funds Personal Access Line(TM), or Web site at www.mutualfunds.Com by an investor shall indicate agreement with the following terms and conditions:

           NEW ENGLAND FUNDS ONLINE AND TELEPHONIC CUSTOMER AGREEMENT

NOTE: ACCESSING OR REQUESTING ACCOUNT INFORMATION OR TRANSACTIONS THROUGH THIS SITE CONSTITUTES AND SHALL BE DEEMED TO BE AN ACCEPTANCE OF THE FOLLOWING TERMS AND CONDITIONS.

The accuracy, completeness and timeliness of all mutual fund information provided is the sole responsibility of the mutual fund company which provides the information. No party which provides a connection between this web site and a mutual fund or its transfer agency system can verify or ensure the receipt of any information transmitted to or from a mutual fund or its transfer agent, or the acceptance by, or completion of any transaction with, a mutual fund.

The online acknowledgments or other messages which appear on your screen for transactions entered do not mean that the transactions have been received, accepted or rejected by the mutual fund. These acknowledgments are only an indication that the transactional information entered by you has either been transmitted to the mutual fund, or that it cannot be transmitted. It is the responsibility of the mutual fund to confirm to you that it has received the information and accepted or rejected a transaction. It is the responsibility of the mutual fund to deliver to you a current prospectus, confirmation statement and any other documents or information required by applicable law.

NO TRANSACTION SHALL BE DEEMED ACCEPTED UNTIL YOU RECEIVE A WRITTEN CONFIRMATION FROM THE FUND COMPANY.

You are responsible for reviewing all mutual fund account statements received by you in the mail in order to verify the accuracy of all mutual fund account information provided in the statement and transactions entered through this site. You are also responsible for promptly notifying the mutual fund of any errors or inaccuracies relating to information contained in, or omitted from your mutual fund account statements, including errors or inaccuracies arising from the transactions conducted through this site.

TRANSACTIONS ARE SUBJECT TO ALL REQUIREMENTS, RESTRICTIONS AND FEES AS SET FORTH IN THE PROSPECTUS OF THE SELECTED FUND.

THE CONDITIONS SET FORTH IN THIS AGREEMENT EXTEND NOT ONLY TO TRANSACTIONS TRANSMITTED VIA THE INTERNET BUT TO TELEPHONIC TRANSACTIONS INITIATED THROUGH THE NEW ENGLAND FUNDS PERSONAL ACCESS LINE(TM) (PAL).

You are responsible for the confidentiality and use of your personal identification numbers, account numbers, social security numbers and any other personal information required to access the site or transmit telephonically. Any individual that possesses the information required to pass through all security measures will be presumed to be you. All transactions submitted by an individual presumed to be you will be solely your responsibility.

You agree that New England Funds does not have the responsibility to inquire as to the legitimacy or propriety of any instructions received from you or any person believed to be you, and is not responsible or liable for any losses that may occur from acting on such instructions.

New England Funds is not responsible for incorrect data received via the Internet or telephonically from you or any person believed to be you. Transactions submitted over the Internet and telephonically are solely your responsibility and New England Funds makes no warranty as to the correctness, completeness, or the accuracy of any transmission. Similarly New England Funds bears no responsibility for the performance of any computer hardware, software, or the performance of any ancillary equipment and services such as telephone lines, modems, or Internet service providers.

The processing of transactions over this site or telephonically will involve the transmission of personal data including social security numbers, account numbers and personal identification numbers. While New England Funds has taken reasonable security precautions including data encryption designed to protect the integrity of data transmitted to and from the areas of our Web site that relate to the processing of transactions, we disclaim any liability for the interception of such data.

You agree to immediately notify New England Funds if any of the following occurs:

1. You do not receive confirmation of a transaction submitted via the Internet or telephonically within five (5) business days.

2. You receive confirmation of a transaction of which you have no knowledge and was not initiated or authorized by you.

3. You transmit a transaction for which you do not receive a confirmation number.

4. You have reason to believe that others may have gained access to your personal identification number (PIN) or other personal data.

5. You notice an unexplained discrepancy in account balances or other changes to your account, including address changes, and banking instructions on any confirmations or statements.

Any costs incurred in connection with the use of the New England Funds Personal Access Line(TM) or the New England Funds Internet site including telephone line costs, and Internet service provider costs are solely your responsibility. Similarly New England Funds makes no warranties concerning the availability of Internet services, or network availability.

New England Funds reserves the right to suspend, terminate or modify the Internet capabilities offered to shareholders without notice.

You have the ability to restrict internet AND Telephonic access to your accounts by notifying New England Funds of your desire to do so.

Written notifications to New England Funds should be sent to:

         New England Funds
         P O Box 8551
         Boston, MA  02266-8551

Notification may also be made by calling 800-225-5478 during normal business hours.

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                                   REDEMPTIONS
--------------------------------------------------------------------------------

         The procedures for redemption of shares of a Fund are summarized in the Prospectus. As described in the Prospectus, a CDSC may be imposed on certain purchases of Class A, Class B and Class C shares. For purposes of the CDSC, an exchange of shares from one Fund to another Fund is not considered a redemption or a purchase. For federal tax purposes, however, such an exchange is considered a sale and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or loss. In determining whether a CDSC is applicable to a redemption of Class A, Class B or Class C shares, the calculation will be determined in the manner that results in the lowest rate being charged. Therefore, for Class B shares it will be assumed that the redemption is first of any Class A shares in the shareholder's Fund account, second of shares held for over six years, third of shares issued in connection with dividend reinvestment and fourth of shares held longest during the six-year period. For Class C shares and Class A shares subject to CDSC, it will be assumed that the redemption is first of any shares that have been in the shareholder's Fund account for over a year, and second of any shares that have been in the shareholder's Fund account for under a year. The charge will not be applied to dollar amounts representing an increase in the net asset value of shares since the time of purchase or reinvested distributions associated with such shares. Unless you request otherwise at the time of redemption, the CDSC is deducted from the redemption, not the amount remaining in the account.

         To illustrate, assume an investor purchased 100 Class B shares at $10 per share (at a cost of $1,000) and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional shares under dividend reinvestment. If at such time the investor makes his or her first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to the CDSC because of dividend reinvestment. With respect to the remaining 40 shares, the CDSC is applied only to the original cost of $10 per share and not to the increase in the net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 4% (the applicable rate in the second year after purchase).

         For Class B shares purchased prior to May 1, 1997, the CDSC will be calculated as follows: 4% if redemption occurs within the first year, 3% if redemption occurs within the second year or third year, 2% if redemption occurs within the fourth year, 1% if redemption occurs within the 5th year and no CDSC for redemptions after the fifth year. Class C shares purchased prior to March 1, 1998 are not subject to a CDSC on redemption.

         Signatures on redemption requests must be guaranteed by an "Eligible Guarantor Institution," as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. However, a signature guarantee will not be required if the proceeds of the redemption do not exceed $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address.

         If you select the telephone redemption service in the manner described in the next paragraph, shares of a Fund may be redeemed by calling toll free 800-225-5478. A wire fee, currently $5.00, will be deducted from the proceeds. Telephone redemption requests must be received by the close of regular trading on the NYSE. Requests made after that time or on a day when the NYSE is not open for business cannot be accepted and a new request on a later day will be necessary. The proceeds of a telephone withdrawal will normally be sent on the first business day following receipt of a proper redemption request.

         In order to redeem shares by telephone, a shareholder must either select this service when completing the Fund application or must do so subsequently on the Service Options Form, available from your investment dealer. When selecting the service, a shareholder must designate a bank account to which the redemption proceeds should be sent. Any change in the bank account so designated may be made by furnishing to your investment dealer a completed Service Options Form with a signature guarantee. Whenever the Service Options Form is used, the shareholder's signature must be guaranteed as described above. Telephone redemptions may only be made if the designated bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System.

         Checkwriting is available on Class A shares of Limited Term U.S. Government Fund and Short Term Corporate Income Fund. To elect checkwriting for your account, select the checkwriting option on your application and complete the attached signature card. To add checkwriting to an existing account, please call 800-225-5478 for our Service Options Form. The Funds will send you checks drawn on State Street Bank. You will continue to earn dividends on shares redeemed by check until the check clears. Each check must be written for $500 or more. The checkwriting privilege does not apply to shares for which you have requested share certificates to be issued. Checkwriting is not available for investor accounts containing Class A shares subject to a CDSC. If you use withdrawal checks, you will be subject to State Street Bank's rules governing checking accounts. Limited Term U.S. Government Fund, Short Term Corporate Income Fund and the Distributor are in no way responsible for any checkwriting account established with State Street Bank. You may not close your account by withdrawal check because the exact balance of your account will not be known until after the check is received by State Street Bank.

         The redemption price will be the net asset value per share (less any applicable CDSC) next determined after the redemption request and any necessary special documentation are received by State Street Bank or your investment dealer in proper form. Payment normally will be made by State Street Bank on behalf of the Fund within seven days thereafter. However, in the event of a request to redeem shares for which the Fund has not yet received good payment, the Funds reserve the right to withhold payments of redemption proceeds if the purchase of shares was made by a check which was deposited less than fifteen days prior to the redemption request (unless the Fund is aware that the check has cleared).

         The CDSC may be waived on redemptions made from IRA accounts due to attainment of age 59 1/2 for IRA shareholders who established accounts prior to January 3, 1995. The CDSC may also be waived on redemptions made from IRA accounts due to death, disability, return of excess contribution, required minimum distributions at age 70 1/2 (waivers apply only to amounts necessary to meet the required minimum amount), certain withdrawals pursuant to a systematic withdrawal plan, not to exceed 10% annually of the value of the account, and redemptions made from the account to pay custodial fees.

         The CDSC may be waived on redemptions made from 403(b)(7) custodial accounts due to attainment of age 59 1/2 for shareholders who established custodial accounts prior to January 3, 1995.

         The CDSC may also be waived on redemptions necessary to pay plan participants or beneficiaries from qualified retirement plans under Section 401 of the Code, including profit sharing plans, money purchase plans, 401(k) and custodial accounts under Section 403(b)(7) of the Code. Distributions necessary to pay plan participants and beneficiaries include payment made due to death, disability, separation from service, normal or early retirement as defined in the plan document, loans from the plan and hardship withdrawals, return of excess contributions, required minimum distributions at age 70 1/2 (waivers only apply to amounts necessary to meet the required minimum amount), certain withdrawals pursuant to a systematic withdrawal plan, not to exceed 10% annually of the value of your account, and redemptions made from qualified retirement accounts or Section 403(b)(7) custodial accounts necessary to pay custodial fees.

         A CDSC will apply in the event of plan level transfers, including transfers due to changes in investment where assets are transferred outside of New England Funds, including IRA and 403(b)(7) participant-directed transfers of assets to other custodians (except for the reasons given above) or qualified transfers of assets due to trustee-directed movement of plan assets due to merger, acquisition or addition of additional funds to the plan.

         The Funds will normally redeem shares for cash; however, the Funds reserve the right to pay the redemption price wholly or partly in kind if the relevant Trust's Board of Trustees determines it to be advisable and in the interest of the remaining shareholders of a Fund. The redemptions in kind will be selected by the Fund's subadviser in light of the Fund's objective and will not generally represent a pro rata distribution of each security held in the Fund's portfolio. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Funds are obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the relevant Fund at the beginning of such period. The Funds do not currently intend to impose any redemption charge (other than the CDSC imposed by the Funds' distributor), although it reserves the right to charge a fee not exceeding 1% of the redemption price. A redemption constitutes a sale of shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See also "Income Dividends, Capital Gain Distributions and Tax Status," below.

         The Funds may also close your account and send you the proceeds if the balance in your account falls below a minimum amount set by each Trust's Board of Trustees (currently $1,000 for all accounts except Keogh, pension and profit sharing plans, automatic investment plans and accounts that have fallen below the minimum solely because of fluctuations in the net asset value per share). Shareholders who are affected by this policy will be notified of the Fund's intention to close the account and will have 60 days immediately following the notice to bring the account up to the minimum.

Reinstatement Privilege (Class A shares only)

         The Prospectus describes redeeming shareholders' reinstatement privileges for Class A shares. Written notice and the investment check from persons wishing to exercise this reinstatement privilege must be received by your investment dealer within 120 days after the date of the redemption. The reinstatement or exchange will be made at net asset value next determined after receipt of the notice and the investment check and will be limited to the amount of the redemption proceeds or to the nearest full share if fractional shares are not purchased.

         Even though an account is reinstated, the redemption will constitute a sale for federal income tax purposes. Investors who reinstate their accounts by purchasing shares of the Funds should consult with their tax advisers with respect to the effect of the "wash sale" rule if a loss is realized at the time of the redemption.

--------------------------------------------------------------------------------
                          STANDARD PERFORMANCE MEASURES
--------------------------------------------------------------------------------

Calculations of Yield


         Each Fund (except Growth, Value, Growth and Income, Star Advisers, Star Worldwide, Star Small Cap, International Equity, Equity Income, Bullseye and Capital Growth Funds) may advertise the yield of its Class A, Class B, Class C and Class Y shares. Yield for each class will be computed by annualizing net investment income per share for a recent 30-day period and dividing that amount by the maximum offering price per share of the relevant class (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed-income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. Each Fund's yield will vary from time to time depending upon market conditions, the composition of its portfolio and operating expenses of the relevant Trust allocated to each Fund. These factors, possible differences in the methods used in calculating yield and the tax exempt status of distributions should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of the Fund. Yields do not take into account any applicable sales charges or CDSC. Yield may be stated with or without giving effect to any expense limitations in effect for a Fund.


         Each Fund may also present one or more distribution rates for each class in its sales literature. These rates will be determined by annualizing the class's distributions from net investments income and net short-term capital gain over a recent 12-month, 3-month or 30-day period and dividing that amount by the maximum offering price or the net asset value, rather than the maximum offering price, is used to calculate the distribution rate, the rate will be higher.

         The Municipal Income Fund, the Massachusetts Fund, the California Fund and the New York Fund each may also advertise a taxable equivalent yield, calculated as described above except that, for any given tax bracket, net investment income will be calculated using as gross investment income an amount equal to the sum of (i) any taxable income of the Fund plus (ii) the tax-exempt income of the Fund divided by the difference between 1 and the effective federal (or combined federal and state) income tax rate for taxpayers in that tax bracket. To see the taxable equivalent yield calculation charts for these Funds, see the section entitled "Miscellaneous Investment Practices of the Funds."

         At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

         Investors in the Funds are specifically advised that share prices, expressed as the net asset values per share, will vary just as yield will vary. An investor's focus on the yield of a Fund to the exclusion of the consideration of the share price of that Fund may result in the investor's misunderstanding the total return he or she may derive from the Fund.

         Calculation of Total Return. Total return is a measure of the change in value of an investment in a Fund over the period covered, which assumes that any dividends or capital gains distributions are automatically reinvested in shares of the same class of that Fund rather than paid to the investor in cash. Each Fund may show each class's average annual total return for the one-year, five-year and ten-year periods (or for the life of the class, if shorter) through the end of the most recent calendar quarter. The formula for total return used by the Funds is prescribed by the SEC and includes three steps: (1) adding to the total number of shares of the particular class that would be purchased by a hypothetical $10,000 investment in the Fund (with or without giving effect to the deduction of sales charge or CDSC, if applicable) all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been automatically reinvested; (2) calculating the value of the hypothetical initial investment as of the end of the period by multiplying the total of shares owned at the end of the period by the net asset value per share of the relevant class on the last trading day of the period; (3) dividing this account value for the hypothetical investor by the amount of the initial investment, and annualizing the result for periods of less than one year. Total return may be stated with or without giving effect to any expense limitations in effect for a Fund.

Performance Comparisons

         Yield and Total Return. Yields and total returns will generally be higher for Class A shares than for Class B and Class C shares of the same Fund, because of the higher levels of expenses borne by the Class B and Class C shares. Because of its lower operating expenses, Class Y shares of each Fund can be expected to achieve a higher yield and total return than the same Fund's Class A, Class B and Class C shares. The Funds may from time to time include their yield and total return in advertisements or in information furnished to present or prospective shareholders. The Funds may from time to time include in advertisements its total return and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services as having similar investment objectives.

         Total return may also be used to compare the performance of the Fund against certain widely acknowledged standards or indices for stock and bond market performance or against the U.S. Bureau of Labor Statistics' Consumer Price Index.


         The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market capitalization-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included.


         The Standard & Poor's Composite Index of 400 Stocks (the "S&P 400") is a market capitalization-weighted and unmanaged index that includes approximately 10% of the capitalization of U.S. equity securities. This index is comprised of stocks in the middle capitalization range. Any midcap stocks already included in the S&P 500 are excluded from this index.


         The Salomon Brothers World Government Bond Index includes a broad range of institutionally-traded fixed-rate government securities issued by the national governments of the nine countries whose securities are most actively traded. This index generally excludes floating- or variable-rate bonds, securities aimed principally at non-institutional investors (such as U.S. Savings Bonds) and private-placement type securities.

         The Lehman Aggregate Bond Index is a market capitalization-weighted aggregate index that includes nearly all debt issued by the U.S. Treasury, U.S. government agencies, U.S. corporations rated investment grade, and U.S. agency debt backed by mortgage pools.

         The Lehman Government Bond Index (the "Lehman Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the Lehman Government Index.

         The Lehman Intermediate Government Bond Index (the "Lehman Int. Government Index") is a market capitalization-weighted and unmanaged index of bonds issued by the U.S. government and its agencies having maturities between one and ten years.

         The Lehman Government/Corporate Bond Index (the "Lehman G/C Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the Lehman G/C Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rated agency such as Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service, Inc. ("Moody's").


         The Lehman Intermediate Government/Corporate Bond Index (the "Lehman Int. G/C Index") is a market capitalization-weighted and unmanaged index composed of the Lehman Government and Corporate Bond indices which include bonds with maturities of up to ten years.

         The Lehman High Yield Bond Index is a market capitalization-weighted and unmanaged index of fixed-rate, noninvestment grade debt. Generally securities in the index must be rated Ba1 or lower by Moody's Investors Service, including defaulted issues. If no Moody's rating is available, bonds must be rated BB+ or lower by S&P; and if no S&P rating is available, bonds must be rated below investment grade by Fitch Investor's Service. A small number of unrated bonds is included in the index; to be eligible they must have previously held a high yield rating or have been associated with a high yield issuer, and must trade accordingly.

         The Lehman Brothers Municipal Bond Index is a composite measure of the total return performance of the municipal bond market. This index is computed from prices on approximate 42,000 bonds.


         The Lehman: Mutual Fund Short (1-5) Investment Grade Debt Index is an unmanaged index composed of publicly issued, fixed-rate, nonconvertible investment grade domestic corporate debt with maturities of 1 to 5 years.



         The Dow Jones Industrial Average is a market value-weighted and unmanaged index of 30 large industrial stocks traded on the NYSE.

         The Merrill Lynch High Yield Index includes over 951 issues and represents public debt greater than $10 million (original issuance rated BBB/BB and below), and the First Boston High Yield Index includes over 1,400 issues and represents all public debt greater than $100 million (original issuance and rated BBB/BB and below).


         The Salomon Brothers Broad Investment Grade Bond Index is a price composite of a broad range of institutionally based U.S. government mortgage-backed and corporate debt securities of investment outstanding of at least $1 million and with a remaining period to maturity of at least one year.


         The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services in major expenditure groups.


         Lipper, Inc. is an independent service that monitors the performance of over 10,000 mutual funds, and calculates total return for the funds grouped by investment objective. Lipper's Mutual Fund Performance Analysis, Small Cap Company Analysis and Mutual Fund Indices measure total return and average current yield for the mutual fund industry. Rankings of individual mutual fund performance over specified time periods assume reinvestment of all distributions, exclusive of sales charges.


         The Russell 3000 Index is a market capitalization-weighted index which comprises 3,000 of the largest capitalized U.S. companies whose common stock is traded in the United States on the NYSE, the American Stock Exchange and NASDAQ. The Russell 2000 Index represents the smallest 2,000 companies within the Russell 3000 Index as measured by market capitalization. The Russell 1000 Index represents the largest 1,000 companies within the Russell 3000 Index. The Russell 1000 Growth Index is an unmanaged subset of stocks from the larger Russell 1000 Index, selected for their greater growth orientation. The Russell 1000 Value Index is an unmanaged subset of stocks from the larger Russell 1000 Index, selected for their greater value orientation.

         The Morgan Stanley Capital International Europe, Australasia and Far East Index (the "EAFE Index") is a market capitalization-weighted and unmanaged index of common stocks traded outside the United States. The stocks in the index are selected with reference to national and industry representation and weighted in the EAFE Index according to their relative market values (market price per share times the number of shares outstanding).

         The Morgan Stanley Capital International Europe, Australasia and Far East(Gross Domestic Product) Index (the "EAFE (GDP) Index") is a market capitalization-weighted and unmanaged index of common stocks traded outside the United States. The stocks in the index are selected with reference to national and industry representation and weighted in the EAFE (GDP) Index according to their relative market values. The relative market value of each country is further weighted with reference to the country's relative gross domestic product.

         The Morgan Stanley Capital International World ND Index (the "MSCI World Index") is a market capitalization-weighted and unmanaged index that includes common stock from all 23 MSCI developed market countries. The "ND" indicates that the index is listed in U.S. dollars, with net dividends reinvested.

         International Equity and Star Worldwide Funds may compare their performance to the Salomon-Russell Broad Market Index Global X-US and to universes of similarly managed investment pools compiled by Frank Russell Company and Intersec Research Corporation.

         The current interest rate on many FNMA adjustable rate mortgage securities ("ARMs") is set by reference to the 11th District Cost of Funds Index published monthly by the Federal Reserve. Since June 1987, the current interest rate on these ARMs, measured on a monthly basis, has been higher than the average yield of taxable money market funds represented by Donoghue's Taxable Money Fund Average and current rates on newly issued one year bank certificates of deposit. The interest rates on other ARMs and the yield on the Adjustable Rate Fund's portfolio may be higher or lower than the interest rates on FNMA ARMs and there is also no assurance that historical yield relationships among different types of investments will continue.

         Advertising and promotional materials may refer to the maturity and duration of the Bond Funds. Maturity refers to the period of time before a bond or other debt instrument becomes due. Duration is a commonly used measure of the price responsiveness of a fixed-income security to an interest rate change (i.e., the change in price one can expect from a given change in yield).

         Articles and releases, developed by the Funds and other parties, about the Funds regarding performance, rankings, statistics and analyses of the individual Funds' and the fund group's asset levels and sales volumes, numbers of shareholders by Fund or in the aggregate for New England Funds, statistics and analyses of industry sales volumes and asset levels, and other characteristics may appear in advertising, promotional literature, publications, including, but not limited to, those publications listed in Appendix B to this Statement, and on various computer networks, for example, the Internet. In particular, some or all of these publications may publish their own rankings or performance reviews of mutual funds, including, but not limited to, Lipper Analytical Services and Morningstar. References to these rankings or reviews or reprints of such articles may be used in the Funds' advertising and promotional literature. Such advertising and promotional material may refer to Nvest Companies, its structure, goals and objectives and the advisory subsidiaries of Nvest Companies, including their portfolio management responsibilities, portfolio managers and their categories and background; their tenure, styles and strategies and their shared commitment to fundamental investment principles and may identify specific clients, as well as discuss the types of institutional investors who have selected the advisers to manage their investment portfolios and the reasons for that selection. The references may discuss the independent, entrepreneurial nature of each advisory organization and allude to or include excerpts from articles appearing in the media regarding Nvest Companies, its advisory subsidiaries and their personnel. For additional information about the Funds' advertising and promotional literature, see Appendix C.

         The Funds may use the accumulation charts below in their advertisements to demonstrate the benefits of monthly savings at an 8% and 10% rate of return, respectively.

                                      INVESTMENTS AT 8% RATE OF RETURN
          5 YRS.          10              15               20                 25                 30
          ----------      --------        ---------        ----------         ----------         ---------
$50            3,698         9,208           17,417            29,647             47,868            75,015
 75            5,548        13,812           26,126            44,471             71,802           112,522
100            7,396        18,417           34,835            59,295             95,737           150,029
150           11,095        27,625           52,252            88,942            143,605           225,044
200           14,793        36,833           69,669           118,589            191,473           300,059
500           36,983        92,083          174,173           296,474            478,683           750,148

                                     INVESTMENTS AT 10% RATE OF RETURN

          5 YRS.          10              15               20                 25                 30
          ----------      --------        ---------        ----------         ----------         ---------
$50            3,904         10,328           20,896            38,285            66,895               113,966
 75            5,856         15,491           31,344            57,427           100,342               170,949
100            7,808         20,655           41,792            76,570           133,789               227,933
150           11,712         30,983           62,689           114,855           200,684               341,899
200           15,616         41,310           83,585           153,139           267,578               455,865
500           39,041        103,276          208,962           382,848           668,945             1,139,663

         The Funds' advertising and sales literature may refer to historical, current and prospective political, social, economic and financial trends and developments that affect domestic and international investment as it relates to any of the New England Funds. The Funds' advertising and sales literature may include historical and current performance and total returns of investment alternatives to the New England Funds. For example, the advertising and sales literature of any of the New England Funds, but particularly that of Star Worldwide Fund and International Equity Fund, may discuss all of the above international developments, including, but not limited to, international developments involving Europe, North and South America, Asia, the Middle East and Africa, as well as events and issues affecting specific countries that directly or indirectly may have had consequences for the New England Funds or may have influenced past performance or may influence current or prospective performance of the New England Funds. Articles, releases, advertising and literature may discuss the range of services offered by the Trusts, the Distributor, and the transfer agent of the Funds, with respect to investing in shares of the Funds and customer service. Such materials may discuss the multiple classes of shares available through the Trusts and their features and benefits, including the details of the pricing structure.

         The Distributor may make reference in its advertising and sales literature to awards, citations and honors bestowed on it by industry organizations and other observers and raters including, but not limited to, Dalbar's Quality Tested Service Seal and Key Honors Award. Such reference may explain the criteria for the award, indicate the nature and significance of the honor and provide statistical and other information about the award and the Distributor's selection including, but not limited to, the scores and categories in which the Distributor excelled, the names of funds and fund companies that have previously won the award and comparative information and data about those against whom the Distributor competed for the award, honor or citation.

         The Distributor may publish, allude to or incorporate in its advertising and sales literature testimonials from shareholders, clients, brokers who sell or own shares, broker-dealers, industry organizations and officials and other members of the public, including, but not limited to, Fund performance, features and attributes, or service and assistance provided by departments within the organization, employees or associates of the Distributor

         Advertising and sales literature may also refer to the beta coefficient of the New England Funds. A beta coefficient is a measure of systematic or undiversifiable risk of a stock. A beta coefficient of more than 1 means that the company's stock has shown more volatility than the market index (e.g., the S&P 500) to which it is being related. If the beta is less than 1, it is less volatile than the market average to which it is being compared. If it equals 1, its risk is the same as the market index. High variability in stock price may indicate greater business risk, instability in operations and low quality of earnings. The beta coefficients of the New England Funds may be compared to the beta coefficients of other funds.

         The Funds may enter into arrangements with banks exempted from broker-dealer registration under the Securities Exchange Act of 1934. Advertising and sales literature developed to publicize such arrangements will explain the relationship of the bank to the New England Funds and the Distributor as well as the services provided by the bank relative to the Funds. The material may identify the bank by name and discuss the history of the bank including, but not limited to, the type of bank, its asset size, the nature of its business and services and its status and standing in the industry.


         In addition, sales literature may be published concerning topics of general investor interest for the benefit of registered representatives and the Funds' prospective shareholders. These materials may include, but are not limited to, discussions of college planning, retirement planning and reasons for investing and historical examples of the investment performance of various classes of securities, securities markets and indices.


--------------------------------------------------------------------------------
           INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS
--------------------------------------------------------------------------------

         As described in the Prospectus, it is the policy of each Fund to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized long-term capital gains, if any, after offsetting any capital loss carryovers.

         Ordinary income dividends and capital gain distributions are payable in full and fractional shares of the relevant class of the particular Fund based upon the net asset value determined as of the close of the NYSE on the record date for each dividend or distribution. Shareholders, however, may elect to receive their ordinary income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to New England Funds. In order for a change to be in effect for any dividend or distribution, it must be received by New England Funds on or before the record date for such dividend or distribution.

         If you elect to receive your dividends in cash and the dividend checks sent to you are returned "undeliverable" to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

         As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.

         Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify, each Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute at least 90% of its dividend, interest and certain other taxable income each year; and (iii) diversify its holdings so that at the end of each fiscal quarter, (a) at least 50% of the value of its total assets consists of cash, U.S. Government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. So long as it qualifies for treatment as a regulated investment company, a Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gains distributions.

         An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Fund is so permitted to elect and so elects) plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared and payable by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

         Fund distributions paid to you either in cash or reinvested in additional shares (other than "exempt-interest dividends" paid by the Municipal Income, Massachusetts, New York and California Funds, as described in the relevant Prospectuses) are generally taxable to you either as ordinary income or as capital gains. Distributions derived from short-term capital gains or investment income are generally taxable at ordinary income rates. If you are a corporation investing in a Fund, a portion of these dividends may qualify for the dividends-received deduction provided that you meet certain holding period requirements. Distributions of net long-term capital gains (i.e., the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) that are designated by a Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain (generally taxed at a 20% tax rate for noncorporate shareholders) regardless of how long the shareholder has held Fund shares. To avoid an excise tax, each Fund intends to distribute dividends prior to calendar year-end. Some dividends paid in January may be taxable as if they were received in the previous December.

         A loss on the sale of shares held for six months or less will be disallowed for federal income tax purposes to the extent of exempt-interest dividends received with respect to such shares and thereafter treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares.

         Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

         Under the Code, the interest on so-called "private activity" bonds is an item of tax preference, which, depending on the shareholder's particular tax situation, might subject the shareholder to an alternative minimum tax with a maximum rate of 28%. The interest on tax exempt bonds issued after certain dates in 1986 is retroactively taxable from the date of issuance if the issuer does not comply with certain requirements concerning the use of bond proceeds and the application of earnings on bond proceeds.

         Each Fund's transactions, if any, in foreign currencies are likely to result in a difference between the Fund's book income and taxable income. This difference may cause a portion of the Fund's income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company.

         International Equity, Star Worldwide and Star Small Cap Funds may own shares in certain foreign investment entities, referred to as "passive foreign investment companies." In order to avoid U.S. federal income tax, and an additional charge on a portion of any "excess distribution" from such companies or gain from the disposition of such shares, each Fund has elected to "mark to market" annually its investments in such entities and to distribute any resulting net gain to shareholders. Each Fund may also elect to treat the passive foreign investment company as a "qualified electing fund." As a result, each Fund may be required to sell securities it would have otherwise continued to hold in order to make distributions to shareholders to avoid any Fund-level tax.

         International Equity Fund, Star Advisers Fund, Star Worldwide Fund and Star Small Cap Fund may be liable to foreign governments for taxes relating primarily to investment income or capital gains on foreign securities in the Fund's portfolio. The Fund may in some circumstances be eligible to, and in its discretion may, make an election under the Code which would allow Fund shareholders who are U.S. citizens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return. If the Fund makes the election, the amount of each shareholder's distribution reported on the information returns filed by the Fund with the Internal Revenue Service must be increased by the amount of the shareholder's portion of the Fund's foreign tax paid.

         A Fund's transactions in foreign currency-denominated debt securities and its hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a part or all of a Fund's income distributions to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income to avoid federal income tax liability.


         Redemptions and exchanges of each Fund's shares are taxable events and, accordingly, shareholders may realize gains and losses on these transactions. Currently, if shares have been held for more than one year, gain or loss realized will be taxed at long-term federal tax rates (generally 20% for noncorporate shareholders), provided the shareholder holds the shares as a capital asset. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within 30 days prior to the sale of the loss shares or 30 days after such sale.


         The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.

         Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state or local taxes.

         Each Fund (possibly excepting Municipal Income Fund, Massachusetts Fund, New York Fund and California Fund) is required to withhold 31% of all income dividends and capital gains distributions it pays to you if you do not provide a correct, certified taxpayer identification number, if a Fund is notified that you have underreported income in the past or if you fail to certify to a Fund that you are not subject to such withholding. If you are a tax-exempt shareholder, however, these backup withholding rules will not apply so long as you furnish the Fund with an appropriate certification.

         The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


         The financial statements of the Funds and the related reports of independent accountants included in the Funds' annual reports for the year ended December 31, 1998 are incorporated herein by reference. Each Fund's annual and semi-annual report is available upon request and without charge. Each Fund will send a single copy of its annual and semi-annual reports to an address at which more than one shareholder of record with the same last name has indicated that mail is to be delivered. Shareholders may request additional copies of any annual or semi-annual report by telephone at (800) 225-5478 or by writing to:
New England Funds, L.P., 399 Boylston Street, Boston, Massachusetts 02116.

                                   APPENDIX A
                           DESCRIPTION OF BOND RATINGS

STANDARD & POOR'S RATINGS GROUP

AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI -- The rating CI is reserved for income bonds on which no interest is being paid.

D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-); The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC.

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default of there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

         1. An application for rating was not received or accepted.
         2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.
         3. There is a lack of essential data pertaining to the issue or issuer.
         4. The issue was privately placed in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is not longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, and B1.

FITCH INVESTOR SERVICES, INC.


AAA -- This is the highest rating assigned by Fitch to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.


AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI -- The rating CI is reserved for income bonds on which no interest is being paid.

D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-); The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                   APPENDIX B
                 PUBLICATIONS THAT MAY CONTAIN FUND INFORMATION

ABC and affiliates
Adam Smith's Money World
America On Line
Anchorage Daily News
Atlanta Constitution
Atlanta Journal
Arizona Republic
Austin American Statesman
Baltimore Sun
Bank Investment Marketing
Barron's
Bergen County Record (NJ)
Bloomberg Business News
B'nai B'rith Jewish Monthly
Bond Buyer
Boston Business Journal
Boston Globe
Boston Herald
Broker World
Business Radio Network
Business Week
CBS and affiliates
CFO
Changing Times
Chicago Sun Times
Chicago Tribune
Christian Science Monitor
Christian Science Monitor News Service
Cincinnati Enquirer
Cincinnati Post
CNBC
CNN
Columbus Dispatch
CompuServe
Dallas Morning News
Dallas Times-Herald
Denver Post
Des Moines Register
Detroit Free Press
Donoghues Money Fund Report
Dorfman, Dan (syndicated column)
Dow Jones News Service
Economist
FACS of the Week
Fee Adviser
Financial News Network
Financial Planning
Financial Planning on Wall Street
Financial Research Corp.
Financial Services Week
Financial World
Fitch Insights
Forbes
Fort Worth Star-Telegram
Fortune
Fox Network and affiliates
Fund Action
Fund Decoder
Global Finance
(the) Guarantor
Hartford Courant
Houston Chronicle
INC
Indianapolis Star
Individual Investor
Institutional Investor
International Herald Tribune
Internet
Investment Advisor
Investment Company Institute
Investment Dealers Digest
Investment Profiles
Investment Vision
Investor's Daily
IRA Reporter
Journal of Commerce
Kansas City Star
KCMO (Kansas City)
KOA-AM (Denver)
LA Times
Leckey, Andrew (syndicated column)
Lear's
Life Association News
Lifetime Channel
Miami Herald
Milwaukee Sentinel
Money
Money Maker
Money Management Letter
Morningstar
Mutual Fund Market News
Mutual Funds Magazine
National Public Radio
National Underwriter
NBC and affiliates
New England Business
New England Cable News
New Orleans Times-Picayune
New York Daily News
New York Times
Newark Star Ledger
Newsday
Newsweek
Nightly Business Report
Orange County Register
Orlando Sentinel
Palm Beach Post
Pension World
Pensions and Investments
Personal Investor
Philadelphia Inquirer
Porter, Sylvia (syndicated column)
Portland Oregonian
Prodigy
Public Broadcasting Service
Quinn, Jane Bryant (syndicated column)
Registered Representative
Research Magazine
Resource
Reuters
Rocky Mountain News
Rukeyser's Business (syndicated column)
Sacramento Bee
San Diego Tribune
San Francisco Chronicle
San Francisco Examiner
San Jose Mercury
Seattle Post-Intelligencer
Seattle Times
Securities Industry Management
Smart Money
St. Louis Post Dispatch
St. Petersburg Times
Standard & Poor's Outlook
Standard & Poor's Stock Guide
Stanger's Investment Advisor
Stockbroker's Register
Strategic Insight
Tampa Tribune
Time
Tobias, Andrew (syndicated column)
Toledo Blade
UPI
US News and World Report
USA Today
USA TV Network
Value Line
Wall St. Journal
Wall Street Letter
Wall Street Week
Washington Post
WBZ
WBZ-TV
WCVB-TV
WEEI
WHDH
Worcester Telegram
World Wide Web
Worth Magazine
WRKO

                                   APPENDIX C
                     ADVERTISING AND PROMOTIONAL LITERATURE


         References may be included in New England Funds' advertising and promotional literature to Nvest Companies and its affiliates that perform advisory and subadvisory functions for New England Funds also including, but not limited to: Back Bay Advisors, Harris Associates, Loomis Sayles, CGM, Westpeak and Jurika & Voyles, L.P. Reference also may be made to the Funds of their respective fund groups, namely, the Loomis Sayles Funds and the Oakmark Funds advised by Harris Associates.


         References may be included in New England Funds' advertising and promotional literature to other Nvest Companies affiliates including, but not limited to Nvest Corporation, AEW Capital Management, L.P., Marlborough Capital Advisors, L.P., Reich & Tang Capital Management, Reich and Tang Mutual Funds Group and Jurika & Voyles, L.P. and their fund groups.


         References to subadvisers unaffiliated with Nvest Companies that perform subadvisory functions on behalf of New England Funds and their respective fund groups may be contained in New England Funds' advertising and promotional literature including, but not limited to, Janus Capital, Founders, Montgomery and RS Investment Management.


         New England Funds' advertising and promotional material will include, but is not limited to, discussions of the following information about both affiliated and unaffiliated entities:

|X| Specific and general assessments and forecasts regarding U.S. and world economies, and the economies of specific nations and their impact on the New England Funds;

|X| Specific and general investment emphasis, specialties, fields of expertise, competencies, operations and functions;

|X| Specific and general investment philosophies, strategies, processes, techniques and types of analysis;

|X| Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services;

|X| The corporate histories, founding dates and names of founders of the entities;

|X| Awards, honors and recognition given to the entities;

|X| The names of those with ownership interest and the percentage of ownership interest;

|X| The industries and sectors from which clients are drawn and specific client names and background information on current individual, corporate and institutional clients, including pension and profit sharing plans;

|X| Current capitalizations, levels of profitability and other financial and statistical information;

|X| Identification of portfolio managers, researchers, economists, principals and other staff members and employees;

|X| The specific credentials of the above individuals, including, but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors;

|X| Specific and general reference to past and present notable and renowned individuals including reference to their field of expertise and/or specific accomplishments;


|X| Current and historical statistics regarding:

      -total dollar amount of assets managed
      -New England Funds' assets managed in total and by fund
      -the growth of assets
      -asset types managed
      -numbers of principal parties and employees, and the length of their tenure, including officers, portfolio managers, researchers, economists, technicians and support staff
      -the above individuals' total and average number of years of industry experience and the total and average length of their service to the adviser or sub-adviser;

|X| The general and specific strategies applied by the advisers in the management of New England Funds portfolios including, but not limited to:

      -the pursuit of growth, value, income oriented, risk management or other strategies
      -the manner and degree to which the strategy is pursued
      -whether the strategy is conservative, moderate or extreme and an explanation of other features and attributes
      -the types and characteristics of investments sought and specific portfolio holdings
      -the actual or potential impact and result from strategy implementation -through its own areas of expertise and operations, the value added by sub-advisers to the management process
      -the disciplines it employs, e.g., in the case of Loomis Sayles, the strict buy/sell guidelines and focus on sound value it employs, and goals and benchmarks that it establishes in management, e.g., CGM pursues growth 50% above the S&P 500
      -the systems utilized in management, the features and characteristics of those systems and the intended results from such computer analysis, e.g., Westpeak's efforts to identify overvalued and undervalued issues; and

|X| Specific and general references to portfolio managers and funds that they serve as portfolio manager of, other than New England Funds, and those families of funds, other than New England Funds. Any such references will indicate that New England Funds and the other funds of the managers differ as to performance, objectives, investment restrictions and limitations, portfolio composition, asset size and other characteristics, including fees and expenses. References may also be made to industry rankings and ratings of the Funds and other funds managed by the Funds' advisers and sub-advisers, including, but not limited to, those provided by Morningstar, Lipper Analytical Services, Forbes and Worth.

         In addition, communications and materials developed by New England Funds will make reference to the following information about Nvest Companies and its affiliates:


         Nvest Companies is part of an affiliated group including Nvest, L.P. a publicly traded company listed on the NYSE. Nvest Companies has 14 principal subsidiary or affiliated asset management firms, which collectively had more than $135 billion of assets under management as of December 31, 1998. In addition, promotional materials may include:


|X| Specific and general references to New England Funds multi-manager approach through Nvest Companies affiliates and outside firms including, but not limited to, the following:

      -that each adviser/manager operates independently on a day-to-day basis and maintains an image and identity separate from Nvest Companies and the other investment managers
      -other fund companies are limited to a "one size fits all" approach but New England Funds draws upon the talents of multiple managers whose expertise best matches the fund objective
      -in this and other contexts reference may be made to New England Funds' slogan "Where The Best Minds Meet"(R) and that New England Funds' ability to match the talent to the task is one more reason it is becoming known as "Where The Best Minds Meet."

         Financial Adviser Services ("FAS"), a division of Nvest Companies, may be referenced in Fund advertising and promotional literature concerning the marketing services it provides to Nvest Companies affiliated fund groups including: New England Funds, Loomis Sayles Funds, Oakmark Funds and Reich & Tang Funds.

         FAS will provide marketing support to Nvest Companies affiliated fund groups targeting financial advisers, financial intermediaries and institutional clients who may transact purchases and other fund-related business directly with these fund groups. Communications will contain information including, but not limited to: descriptions of clients and the marketplaces to which it directs its efforts; the mission and goals of FAS and the types of services it provides which may include: seminars; its 1-800 number, web site, Internet or other electronic facilities; qualitative information about the funds' investment methodologies; information about specific strategies and management techniques; performance data and features of the funds; institutional oriented research and portfolio manager insight and commentary. Additional information contained in advertising and promotional literature may include: rankings and ratings of the funds including, but not limited to, those of Morningstar and Lipper Analytical Services; statistics about the advisers', fund groups' or a specific fund's assets under management; the histories of the advisers and biographical references to portfolio managers and other staff including, but not limited to, background, credentials, honors, awards and recognition received by the advisers and their personnel; and commentary about the advisers, their funds and their personnel from third-party sources including newspapers, magazines, periodicals, radio, television or other electronic media.

         References may be included in New England Funds' advertising and promotional literature about its 401(k) and retirement plans. The information may include, but is not limited to:

|X| Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information, industry trends and forecasts regarding the growth of assets, numbers of plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and firms including, but not limited to, DC Xchange, William Mercer and other organizations involved in 401(k) and retirement programs with whom New England Funds may or may not have a relationship.

|X| Specific and general references to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the New England Funds as a 401(k) or retirement plan funding vehicle produced by, including, but not limited to, Access Research, Dalbar, Investment Company Institute and other industry authorities, research organizations and publications.

|X| Specific and general discussion of economic, legislative, and other environmental factors affecting 401(k) and retirement plans, including, but not limited to, statistics, detailed explanations or broad summaries of:

      -past, present and prospective tax regulation, Internal Revenue Service requirements and rules, including, but not limited to, reporting standards, minimum distribution notices, Form 5500, Form 1099R and other relevant forms and documents, Department of Labor rules and standards and other regulations. This includes past, current and future initiatives, interpretive releases and positions of regulatory authorities about the past, current or future eligibility, availability, operations, administration, structure, features, provisions or benefits of 401(k) and retirement plans;
      -information about the history, status and future trends of Social
       Security and similar government benefit programs including, but not limited to, eligibility and participation, availability, operations and administration, structure and design, features, provisions, benefits and costs; and
      -current and prospective ERISA regulation and requirements.

|X| Specific and general discussion of the benefits of 401(k) investment and retirement plans, and, in particular, the New England Funds 401(k) and retirement plans, to the participant and plan sponsor, including explanations, statistics and other data, about:

      -increased employee retention
      -reinforcement or creation of morale
      -deductibility of contributions for participants
      -deductibility of expenses for employers
      -tax deferred growth, including illustrations and charts
      -loan features and exchanges among accounts
      -educational services materials and efforts, including, but not limited to, videos, slides, presentation materials, brochures, an investment calculator, payroll stuffers, quarterly publications, releases and information on a periodic basis and the availability of wholesalers and other personnel.

|X| Specific and general reference to the benefits of investing in mutual funds for 401(k) and retirement plans, and, in particular, New England Funds and investing in its 401(k) and retirement plans, including, but not limited to:

      -the significant economies of scale experienced by mutual fund companies in the 401(k) and retirement benefits arena
      -broad choice of investment options and competitive fees
      -plan sponsor and participant statements and notices
      -the plan prototype, summary descriptions and board resolutions
      -plan design and customized proposals
      -trusteeship, record keeping and administration
      -the services of State Street Bank, including, but not limited to, trustee services and tax reporting
      -the services of DST and BFDS, including, but not limited to, mutual fund processing support, participant 800 numbers and participant 401(k) statements
      -the services of Trust Consultants Inc. (TCI), including, but not limited to, sales support, plan record keeping, document service support, plan sponsor support, compliance testing and Form 5500 preparation.

|X| Specific and general reference to the role of the investment dealer and the benefits and features of working with a financial professional including:

      -access to expertise on investments
      -assistance in interpreting past, present and future market trends and economic events
      -providing information to clients including participants during enrollment and on an ongoing basis after participation
      -promoting and understanding the benefits of investing, including mutual fund diversification and professional management.

                                   APPENDIX D


For the fiscal year ended December 31, 1998, the Short Term Corporate Income Fund invested 2.7%, the Balanced Fund invested 2.3%, the Municipal Income Fund invested 1.9% and the Massachusetts Tax Free Income Fund invested 1.3% of their respective portfolios in securities rated below investment grade (those rated "BB" or lower by Standard & Poor's or "Ba" or lower by Moody's). The Intermediate Term Tax Free Fund of California and the Limited Term U.S. Government Fund did not invest in securities rated below investment grade for the fiscal year ended December 31, 1998. The following tables show the portfolio composition of those funds that invested at least 5% of their respective portfolios in securities below investment grade for the fiscal year ended December 31, 1998:


               AVERAGE MONTHLY PORTFOLIO COMPOSITION TABLE OF THE
          HIGH INCOME FUND FOR THE FISCAL YEAR ENDED DECEMBER 31, 1998


                                                                  PERCENTAGE
    SECURITY                                                      OF NET ASSETS
    --------                                                      -------------
    Common Stock..............................................        0.1%
    Preferred Stock...........................................        7.2%
    Short-term Obligations and Other Assets...................        5.0%
    Debt - Unrated............................................        4.3%
    Debt -- Standard and Poor's Rating
             AAA..............................................        0.0%
             BBB..............................................        0.0%
             BB...............................................       14.5%
             B................................................       58.9%
             CCC..............................................        9.8%
             C................................................        0.3%


The chart above indicates the composition of the High Income Fund for the fiscal year ended December 31, 1998, with the debt securities rated by S&P separated into the indicated categories. The percentages were calculated on a dollar-weighted average basis by determining monthly the percentage of the High Income Fund's net assets invested in each category as of the end of each month during the year. Loomis Sayles does not rely primarily on ratings designed by any rating agency in making investment decisions. The chart does not necessarily indicate what the composition of the Fund's portfolio will be in subsequent fiscal years.

               AVERAGE MONTHLY PORTFOLIO COMPOSITION TABLE OF THE
        STRATEGIC INCOME FUND FOR THE FISCAL YEAR ENDED DECEMBER 31, 1998


                                                                  PERCENTAGE
    SECURITY                                                      OF NET ASSETS
    --------                                                      -------------
    Preferred Stock...........................................        6.0%
    Short-term Obligations and Other Assets...................        2.3%
    Common Stock..............................................        1.8%
    Debt - Unrated............................................       45.6%
    Debt -- Standard and Poor's Rating
             AAA..............................................        0.5%
             AA...............................................        0.7%
             A................................................        1.5%
             BBB..............................................        9.8%
             BB...............................................       16.5%
             B................................................       10.8%
             CCC and lower....................................        4.7%


The chart above indicates the composition of the Strategic Income Fund for the fiscal year ended December 31, 1998, with the debt securities rated by S&P separated into the indicated categories. The percentages were calculated on a dollar-weighted average basis by determining monthly the percentage of the Strategic Income Fund's net assets invested in each category as of the end of each month during the year. Loomis Sayles does not rely primarily on ratings designed by any rating agency in making investment decisions. The chart does not necessarily indicate what the composition of the Fund's portfolio will be in subsequent fiscal years.



               AVERAGE MONTHLY PORTFOLIO COMPOSITION TABLE OF THE
          BOND INCOME FUND FOR THE FISCAL YEAR ENDED DECEMBER 31, 1998


                                                                  PERCENTAGE
    SECURITY                                                      OF NET ASSETS
    --------                                                      -------------
    Preferred Stock ..........................................        0.0%
    Short-term Obligations and Other Assets...................        2.1%
    Debt -- Unrated ..........................................        7.6%
    Debt -- Standard & Poor's Rating
             AAA..............................................       17.3%
             AA...............................................        9.1%
             A................................................       14.5%
             BBB..............................................       32.9%
             BB...............................................       15.7%
             B................................................        0.8%
             CCC..............................................        0.0%
             C/D..............................................        0.0%


The chart above indicates the composition of the Bond Income Fund for the fiscal year ended December 31, 1998, with the debt securities rated by S&P separated into the indicated categories. The percentages were calculated on a dollar-weighted average basis by determining monthly the percentage of the Fund's net assets invested in each category as of the end of each month during the year. Back Bay Advisors does not rely primarily on ratings designed by any rating agency in making investment decisions. The chart does not necessarily indicate what the composition of the Fund's portfolio will be in subsequent fiscal years.




                 AVERAGE MONTHLY PORTFOLIO COMPOSITION TABLE OF
      INTERNATIONAL EQUITY FUND FOR THE FISCAL YEAR ENDED DECEMBER 31, 1998


                                                                  PERCENTAGE
    SECURITY                                                      OF NET ASSETS
    --------                                                      -------------
    Common Stock .............................................      86.6%
    Short-term Obligations and Other Assets ..................       5.2%
    Debt-- Unrated ...........................................       2.1%
             Debt -- Standard & Poor's Rating
             AAA .............................................       0.0%
             AA ..............................................       0.0%
             A ...............................................       0.0%
             BBB..............................................       1.1%
             BB...............................................       2.7%
             B................................................       2.1%
             CCC..............................................       0.2%
             C/D..............................................       0.0%


The chart above indicates the composition of International Equity Fund for the fiscal year ended December 31, 1998, with the debt securities rated by S&P separated into the indicated categories. The percentages were calculated on a dollar-weighted average basis by determining monthly the percentage of the Fund's net assets invested in each category as of the end of each month during the year. Loomis Sayles does not rely primarily on ratings designed by any rating agency in making investment decisions. The chart does not necessarily indicate what the composition of the Fund's portfolio will be in subsequent fiscal years.

                                                       Registration Nos. 2-11101
                                                                         811-242

                           NEW ENGLAND FUNDS TRUST II

PART C    OTHER INFORMATION

Item 23.  Exhibits

        a.     Articles of Incorporation

                     (1) Second Amended and Restated Agreement and Declaration of Trust of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 104 to this Registration Statement, filed on April 19, 1996.

                     (2) Amendment No. 8 to Second Amended and Restated Agreement and Declaration of Trust of the Registrant is incorporated herein by reference to Post Effective Amendment No. 108 to this Registration Statement, filed on April 25, 1998.

        b.     By-Laws

                     (1) Amended and Restated By-Laws of the Registrant are incorporated herein by reference to Exhibit 2(a) to Post-Effective Amendment No. 105 to this Registration Statement, filed on August 15, 1996.

                     (2) Amendment to the By-Laws of the Registrant is incorporated herein by reference to Exhibit 2(b) to Post-Effective Amendment No. 105 to this Registration Statement, filed on August 15, 1996.

        c.     Instruments Defining Rights of Security Holders

                     Rights of shareholders are described in Article III,
                     Section 6 of the Second Amended and Restated Agreement and Declaration of Trust of the Registrant incorporated by reference as Exhibit 1(a) to this Registration Statement.

        d.     Investment Advisory Contracts


                     (1) Form of Advisory Agreements between the Registrant and NEFM relating to the following series of the Registrant are incorporated by reference to Post-Effective Amendment
                     No. 110 to this Registration Statement, filed on February 16, 1999.


                     (i)     New England Growth Opportunities Fund
                     (ii)    New England Limited Term U.S. Government Fund
                     (iii)   New England Short Term Income Fund
                     (iv)    New England Massachusetts Tax Free Income Fund
                     (v) New England Intermediate Term Tax Free Fund of California
                     (vi)    New England Tax Free Income Fund of New York
                     (vii)   New England High Income Fund


                     (2) Form of Sub-Advisory Agreements relating to the following series of the Registrant between NEFM and the subadvisers indicated in parentheses are incorporated by reference to Post-Effective Amendment No. 110 to this Registration Statement, filed on February 16, 1999.


                     (i) New England Growth Opportunities Fund (Westpeak Investment Advisors, L.P. ["Westpeak"])
                     (ii)    New England Limited Term U.S. Government Fund (Back
                             Bay Advisors, L.P. ["Back Bay Advisors"])
                     (iii)   New England Adjustable Rate U.S. Government Fund
                             (Back Bay Advisors)
                     (iv) New England Massachusetts Tax Free Income Fund (Back Bay Advisors)
                     (v) New England Intermediate Term Tax Free Fund of California (Back Bay Advisors)
                     (vi) New England Intermediate Term Tax Free Fund of New York (Back Bay Advisors)
                     (vii) New England High Income Fund (Loomis, Sayles & Company, L.P. ["Loomis Sayles"])

        e.     Underwriting Contracts

                     Form of Distribution Agreement between the Registrant, on behalf of each of its series, and New England Funds, L.P. is incorporated herein by reference to Post-Effective Amendment No. 104 to this Registration Statement, filed on April 19, 1996.

        f.     Bonus or Profit Sharing Plan

                     Not applicable.

        g.     Custodian Agreements

                     (1) Letter Agreement between the Registrant and State Street Bank and Trust Company ("State Street")relating to the applicability of the Custodian Contract and the Transfer and Service Agency Agreement to New England Adjustable Rate U.S. Government Fund (now known as New England Short Term Income Fund) is incorporated herein by reference to Post-Effective Amendment No. 106 to this Registration Statement, filed on April 18, 1997.

                     (2) Letter Agreement between the Registrant and State Street Bank and Trust Company relating to the applicability of the Custodian Contract and the Transfer Agency and Service Agreement to New England Intermediate Term Tax Free Fund of California and New England Intermediate Term Tax Free Fund of New York (now known as New England Tax Free Income Fund of new York) are incorporated herein by reference to Post-Effective Amendment No. 106 to this Registration Statement, filed on April 18, 1997.

                     (3) Form of Letter Agreement between the Registrant and State Street Bank and Trust Company relating to the applicability of the Custodian Contract and the Transfer Agency and Service Agreement to Growth Fund of Israel is incorporated herein by reference to Post-Effective Amendment No. 100 to this Registration Statement, filed on October 11, 1995.

                     (4) Custodian Agreement between the Registrant and State Street, including form of subcustodian agreement, is incorporated herein by reference to Exhibit 8(d) to Post-Effective Amendment No. 105 to this Registration Statement, filed on August 15, 1996.

        h.     Other Material Contracts

                     (1) Shareholder Servicing and Transfer Agent Agreement between the Registrant and New England Funds L.P. (formerly known as TNE Investment Services Corporation, is incorporated herein by reference to Post-Effective Amendment No. 106 to this Registration Statement, filed on April 18, 1997.

                     (2) Form of Dealer Agreement of New England Funds, L.P., the Registrant's principal underwriter, is incorporated herein by reference to Post Effective Amendment No. 109 to this Registration Statement, filed on April 17, 1998.

                     (3) Organizational Expense Reimbursement Agreement between the Registrant, on behalf of its New England Intermediate Term Tax Free Fund of California and New England Intermediate Term Tax Free Fund of New York (now known as New England Tax Free income Fund of New York), and New England Funds, L.P. is incorporated herein by reference to Post-Effective Amendment No. 106 to this Registration Statement, filed on April 18, 1997.

                     (4) Form of Class B Shares Remittance Agreement between the Registrant and New England Funds, L.P., relating to each series of the Registrant, is incorporated by reference to Post-Effective Amendment No. 104 to this Registration Statement, filed on April 19, 1996.

                     (5) Organizational Expense Reimbursement Agreement between the Registrant, on behalf of its Growth Fund of Israel, and New England Funds, L.P. is incorporated by reference to Post-Effective Amendment No. 104 to this Registration Statement, filed on April 19, 1996.


                     (6) Sub-Transfer Agency and Service Agreement between TNE Investment Services Corporation and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 106 to this Registration Statement, filed on April 18, 1997.


                     (7) Securities Lending Authorization Agreement between the Registrant and its respective series enumerated in Schedule C thereto is incorporated herein by reference to Post-Effective Amendment No. 110 to this Registration Statement, filed on February 16, 1999.

                     (8) NEFM Fee Waiver/Reimbursement Undertakings between NEFM and the Registrant on behalf of its series enumerated in such undertaking is incorporated herein by reference to Post-Effective Amendment No. 110 to this Registration Statement, filed on February 16, 1999.

                     (9) Powers of Attorney is incorporated herein by reference to Post-Effective Amendment No. 110 to this Registration Statement, filed on February 16, 1999.


        i.     Legal Opinions

                     (1) Opinion and consent of counsel with respect to the Registrant's New England Growth Opportunities Fund, New England High Income Fund, New England Limited Term U.S. Government Fund, and New England Massachusetts Tax Free Income Fund is incorporated herein by reference to Post-Effective Amendment No. 106 to this Registration Statement, filed on April 18, 1997.

                     (2) Opinion and consent of counsel with respect to offering multiple classes of shares for all series of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 106 to this Registration Statement, filed on April 18, 1997.

                     (3) Opinion and consent of counsel with respect to the Registrant's Rule 24e-2 Notice is incorporated herein by reference to Post-Effective Amendment No. 106 to this Registration Statement, filed on April 18, 1997.

                     (4) Opinion and consent of counsel with respect to the Registrant's Rule 24e-2 Notice is incorporated herein to Post-Effective Amendment No. 104 to this Registration Statement filed on April 19, 1996.


        j.     Consents of PricewaterhouseCoopers LLP is filed herewith.


        k.     Omitted Financial Statements

                     None.

        l.     Initial Capital Agreements

                    Not applicable.

        m.     Rule 12b-1 Plans

                     (1) Rule 12b-1 Plans relating to Class A shares of the Registrant's New England Massachusetts Tax Free Income Fund, New England Intermediate Term Tax Free Fund of California, New England Intermediate Term Tax Free Fund of New York (now known as New England Tax Free Income Fund of New York), New England High Income Fund, New England Growth Opportunities Fund, New England Limited Term U.S. Government Fund and New England Adjustable Rate U.S. Government Fund (now known as New England Short Term Income
                     Fund) are incorporated herein by reference to Exhibit 15(a) to Post-Effective Amendment No. 105 to this Registration Statement, filed on August 15, 1996.

                     (2) Form of Rule 12b-1 Plan relating to the Class B shares of each series of the Registrant is incorporated by reference to Post-Effective Amendment No. 104 to this Registration Statement, filed on April 19, 1996.

                     (3) Rule 12b-1 Plan relating to the Class C shares of New England Limited Term U.S. Government Fund is incorporated herein by reference to Exhibit 15(a) to Post-Effective Amendment No. 105 to this Registration Statement, filed on August 15, 1996.

                     (4) Rule 12b-1 Plan relating to Class C shares of New England Growth Opportunities Fund is incorporated herein by reference to Exhibit 15(a) to Post-Effective Amendment No. 105 to this Registration Statement, filed on August 15, 1996.

        n.     Financial Data Schedule


                     Financial Data Schedule is filed herewith.


        o.     Rule 18f-3

                     Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940 as amended effective January 31, 1997 is incorporated herein by reference to Post-Effective Amendment No. 106 to this Registration Statement, filed on April 18, 1997.


Item 24.       Persons Controlled by or under Common Control with Registrant

None.

Item 25.       Indemnification

See Article 4 of the Trust's Amended and Restated By-Laws, filed as Exhibit 2(B) to Post-Effective Amendment No. 83 to Registration Statement, filed on November 4, 1988, which is incorporated herein by reference.

In addition, Nvest, L.P., the parent company of the Registrant's adviser and distributor, maintains a directors and officers liability insurance policy with maximum coverage of $15 million, under which the trustees and officers of the Registrant are named insured.

Item 26.       Business and Other Connections of Investment Adviser


(a) Back Bay Advisors is the subadviser of the Registrant's New England Massachusetts Tax Free Income Fund, New England Intermediate Term Tax Free Fund of California, New England Tax Free Income Fund of New York, New England Limited Term U.S. Government Fund and New England Short Term Income Fund. Back Bay Advisors serves as investment adviser to a number of other registered investment companies.

        The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Back Bay during the past two years is incorporated herein by reference to schedules A & D of Form ADV filed by Back Bay Advisors pursuant to the Investment Advisors Act of 1940, as amended (the "Advisors Act") (SEC file No. 801-4749).

(b) NEFM, a wholly-owned subsidiary of Nvest, L.P., serves as investment adviser to each of the series of the Registrant. NEFM was organized in 1995.

        The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of NEFM during the past two years is incorporated herein by reference to Schedule A and D of Form ADV filed by NEFM pursuant to the Advisers Act (SEC file No. 801-48408).

(c) Westpeak serves as subadviser to the Registrant's New England Growth and Income Fund. Organized in 1991, Westpeak provides investment management services to other mutual funds and institutional clients.

        The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Westpeak during the past two years is incorporated herein by reference to Schedule A and D of Form ADV filed by NEFM pursuant to the Advisers Act (SEC file No. 801-39554).

(d) Loomis Sayles, the subadviser of the Registrant's New England High Income Fund provides investment advice to a number of other registered investment companies and to other organizations and individuals.

        The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Loomis Sayles during the past two years is incorporated herein by reference to Schedule A and D of Form ADV filed by NEFM pursuant to the Advisers Act (SEC file No. 801-170).


Item 27.       Principal Underwriter

(a) New England Funds, L.P., the Registrant's principal underwriter, also serves as principal underwriter for:

        New England Funds Trust I
        New England Funds Trust III
        New England Tax Exempt Money Market Trust
        New England Cash Management Trust

(b) The general partner and officers of the Registrant's principal underwriter, New England Funds, L.P., and their address are as follows:

                                        Positions and Offices with            Positions and Offices
               Name                        Principal Underwriter                 with Registrant
               ----                        ---------------------                 ---------------

NEF Corporation                     General Partner                      None

Bruce R. Speca                      Managing Director, President and     Executive Vice President
                                    Chief Executive Officer

John E. Pelletier                   Senior Vice President, General       Secretary and Clerk
                                    Counsel, Secretary and Clerk

Caren I. Leedom                     Managing Director and Senior Vice    None
                                    President

Scott Wennerholm                    Managing Director, Chief Financial   None
                                    Officer, Treasurer and Senior Vice
                                    President

Diane Whalen                        Managing Director and Senior Vice    None
                                    President

Ralph M. Greggs                     Senior Vice President                None

Robert E. O'Hare                    Vice President, Senior Counsel,      None
                                    Assistant Secretary and Assistant
                                    Clerk

Raymond K. Girouard                 Senior Vice President, Comptroller   None
                                    and Assistant Treasurer

Martin G. Dyer                      Vice President and Assistant         None
                                    Secretary


Frank S. Maselli                    Managing Drector and Senior Vice     None
                                    President

Philip J. Graham                    Vice President                       None

Beatriz A. Pina-Smith               Vice President                       None

Sharon M. Wratchford                Vice President                       None

The principal business address of all the above persons or entities is 399 Boylston Street, Boston, MA 02116.

(c)     Not applicable.

Item 28.       Location of Accounts and Records

The following companies maintain possession of the documents required by the specified rules:

(a)     Registrant
        Rule 31a-1(b)(4)
        Rule 31a-2(d)

(b)     State Street Bank and Trust Company
        225 Franklin Street
        Boston, Massachusetts 02110
        Rule 31a-1(a)
        Rule 31a(b)(1), (2), (3), (5), (6), (7), (8)
        Rule 31a-2(d)

(c)     (i)    For series of the Registrant managed by Back Bay Advisors:
               New England Funds Management, L.P. 399 Boylston Street Boston,
               Massachusetts 02116 Rule 31a-1(a); Rule 31a-1(b)(9), (10), (11);
               Rule 31a-1(f) Rule 31a-2(d), (e)

               Back Bay Advisors, L.P.
               New England Funds Management L.P.
               399 Boylston Street
               Boston, Massachusetts 02116
               Rule 31a-1(a); Rule 31a-1(b)(9), (10), (11); Rule 31a-1(f)
               Rule 31a-2(d), (e)

        (ii)   For New England Growth Opportunities Fund:

               New England Funds Management, L.P.
               399 Boylston Street
               Boston, Massachusetts  02116
               Rule 31a-1(a); Rule 31a-1(b)(9), (10), (11);  Rule 31a-1(f)
               Rule 31a-2(d), (e)

               Westpeak Investment Advisors, L.P.
               1011 Walnut Street
               Boulder, Colorado 80302
               Rule 31a-1(b)(9), (10), (11); Rule 31a-1(f)
               Rule 31a-2(d), (e)
       (iii)   For New England High Income Fund:

               New England Funds Management, L.P.
               399 Boylston Street
               Boston, Massachusetts 02116
               Rule 31a-1(a); Rule 31a-1(b)(9), (10), (11);  Rule 31a-1(f)
               Rule 31a-2(d), (e)

               Loomis, Sayles & Company, L.P.
               One Financial Center
               Boston, Massachusetts 02110
               Rule 31a-1(b)(9), (10), (11); Rule 31a-1(f); Rule 31a-2(d), (e)

(d)     New England Funds, L.P.
        399 Boylston Street
        Boston, Massachusetts 02116
        Rule 31a-1(d)
        Rule 31a-2(c)

Item 29.       Management Services

None.

Item 30.       Undertakings

The Registrant undertakes to provide the annual report of any of its series to any person who receives a prospectus for such series and who requests the annual report.

                           NEW ENGLAND FUNDS TRUST II

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 111 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, in the Commonwealth of Massachusetts on the 30th day of April, 1999.





                                New England Funds Trust II


                                By: PETER S. VOSS*
                                    ---------------------------
                                    Peter S. Voss
                                    Chief Executive Officer




                                *By: /s/ JOHN E. PELLETIER
                                    ---------------------------

                                         John E. Pelletier
                                         Attorney-In-Fact

        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

           Signature                            Title                              Date
           ---------                            -----                              ----

PETER S. VOSS*                       Chairman of the Board; Chief             April 30, 1999
----------------------------         Executive Officer; Principal
Peter S. Voss                        Executive Officer; Trustee

/s/ THOMAS CUNNINGHAM                Treasurer
----------------------------
Thomas Cunningham                                                             April 30, 1999

HENRY L. P. SCHMELZER*               Trustee                                  April 30, 1999
----------------------------
Henry L. P. Schmelzer

GRAHAM T. ALLISON, JR.*              Trustee                                  April 30, 1999
----------------------------
Graham T. Allison, Jr.

DANIEL M. CAIN*                      Trustee                                  April 30, 1999
----------------------------
Daniel M. Cain

KENNETH J. COWAN*                    Trustee                                  April 30, 1999
----------------------------
Kenneth J. Cowan

RICHARD DARMAN*                      Trustee                                  April 30, 1999
----------------------------
Richard Darman

SANDRA O. MOOSE*                     Trustee                                  April 30, 1999
----------------------------
Sandra O. Moose

JOHN A. SHANE*                       Trustee                                  April 30, 1999
----------------------------
John A. Shane

PENDLETON P. WHITE*                  Trustee                                  April 30, 1999
----------------------------
Pendleton P. White

                                     *By:   /s/ JOHN E. PELLETIER
                                            -------------------------
                                                John E. Pelletier
                                                Attorney-In-Fact
                                                April 30, 1999


                           NEW ENGLAND FUNDS TRUST II

                                  EXHIBIT INDEX


      EXHIBIT NUMBER                                     EXHIBIT
      --------------                                     -------

          EX-(j)             Consent of PricewaterhouseCoopers LLP

          EX-(n)             Financial Data Schedule